                      File Numbers: 333-91784 and 811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Post-effective Amendment Number  30


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number 189
                                                      ---


                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.
                       Vice President and General Counsel
                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)

[X]  on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)

[_]  on (date) pursuant to paragraph (a)(i)

[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
If   appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus

Form N-4

Item Number Caption in Prospectus

       1.   Cover Page

       2.   Special Terms and How To Contact Us

       3.   An Overview of Contract Features

       4.   Condensed Financial Information; Performance Data - Appendix A

       5.   General Information

       6.   Contract Charges and Fees

       7.   Description of the Contract

       8.   Annuitization Benefits and Options

       9.   Death Benefits

       10. Description of the Contract; Purchase Payments, Purchase Payments and Value of the Contract; Contract Charges and Fees - Contingent Deferred Sales Charge.

       11.  Description of the Contract; Redemptions, Withdrawals and Surrender

       12.  Federal Tax Status

       13.  Not Applicable

       14.  Table of Contents of the Statement of Additional Information

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[LOGO] MINNESOTA LIFE

400 Robert Street North . St. Paul, Minnesota 55101-2098
 . Telephone: 1-800-362-3141 . http://www.securian.com

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

Securian Funds Trust
..Advantus Bond Fund-- Class 2 Shares
..Advantus Index 400 Mid-Cap Fund-- Class 2 Shares
..Advantus Index 500 Fund-- Class 2 Shares
..Advantus International Bond Fund-- Class 2 Shares
..Advantus Money Market Fund
..Advantus Mortgage Securities Fund -- Class 2 Shares
..Advantus Real Estate Securities Fund-- Class 2 Shares

[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AllianceBernstein Variable Products Series Fund, Inc.
..International Value Portfolio -- Class B Shares

[LOGO] American Century
       Investments/R/

American Century Variable Portfolios, Inc.
..VP Income & Growth Fund -- Class II Shares
..VP Ultra(R) Fund -- Class II Shares
..VP Value Fund -- Class II Shares

American Century Variable Portfolios II, Inc.
..VP Inflation Protection Fund -- Class II Shares


[LOGO] American Funds/R/

American Funds Insurance Series(R)
..Global Bond Fund/SM/ -- Class 2 Shares
..Global Growth Fund/SM/ -- Class 2 Shares
..Global Small Capitalization Fund/SM/ -- Class 2 Shares
..Growth Fund/SM/ -- Class 2 Shares
..Growth-Income Fund/SM/ -- Class 2 Shares
..International Fund/SM/ -- Class 2 Shares
..New World Fund(R) -- Class 2 Shares
..U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares

[LOGO] Fidelity/(R)/
       INVESTMENTS

Fidelity(R) Variable Insurance Products Funds
..Contrafund(R) Portfolio -- Service Class 2 Shares
..Equity-Income Portfolio -- Service Class 2 Shares
..High Income Portfolio -- Service Class 2 Shares
..Mid Cap Portfolio -- Service Class 2 Shares

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



Franklin Templeton Variable Insurance Products Trust
..Franklin Large Cap Growth Securities Fund -- Class 2 Shares
..Franklin Small Cap Value Securities Fund -- Class 2 Shares
..Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

..Mutual Shares Securities Fund -- Class 2 Shares
..Templeton Developing Markets Securities Fund -- Class 2 Shares

[LOGO] Goldman Sachs Asset Management

Goldman Sachs Variable Insurance Trust
..Goldman Sachs Government Income Fund -- Service Shares

[LOGO] i.b.botson.
       ETF allocation
           series.....

Financial Investors Variable Insurance Trust
..Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II Shares* ..Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares* ..Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares* ..Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares*
..Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II Shares* *These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See the section entitled "An Overview of Contract Features -- The Portfolios" for additional information.

[LOGO] Invesco



AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
..Invesco V.I. Core Equity Fund -- Series II Shares
..Invesco V.I. Small Cap Equity Fund -- Series II Shares
..Invesco Van Kampen V.I. American Franchise Fund -- Series II Shares
..Invesco Van Kampen V.I. Comstock Fund -- Series II Shares
..Invesco Van Kampen V.I. Equity and Income Fund -- Series II Shares
..Invesco Van Kampen V.I. Growth and Income Fund -- Series II Shares
..Invesco Van Kampen V.I. Mid Cap Value Fund -- Series II Shares (will change to
 Invesco Van Kampen V.I. American Value Fund -- Series II Shares on or about July 15, 2012)

[LOGO] IVY FUNDS
Variable Insurance Portfolios



Ivy Funds Variable Insurance Portfolios
..Ivy Funds VIP Asset Strategy
..Ivy Funds VIP Balanced
..Ivy Funds VIP Core Equity
..Ivy Funds VIP Global Natural Resources
..Ivy Funds VIP Growth
..Ivy Funds VIP International Core Equity
..Ivy Funds VIP International Growth
..Ivy Funds VIP Micro Cap Growth
..Ivy Funds VIP Mid Cap Growth
..Ivy Funds VIP Science and Technology
..Ivy Funds VIP Small Cap Growth
..Ivy Funds VIP Small Cap Value
..Ivy Funds VIP Value

[LOGO] JANUS

Janus Aspen Series
..Balanced Portfolio -- Service Shares
..Forty Portfolio -- Service Shares
..Overseas Portfolio -- Service Shares
..Perkins Mid Cap Value Portfolio -- Service Shares

[LOGO] MFS/(R)/
       INVESTMENT MANAGEMENT



MFS (R) Variable Insurance Trust
..Investors Growth Stock Series -- Service Class Shares
..Mid Cap Growth Series -- Service Class Shares
..New Discovery Series -- Service Class Shares
..Value Series -- Service Class Shares

[LOGO]

The Universal Institutional Funds, Inc.
..Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares

[LOGO] NEUBERGER BERMAN



Neuberger Berman Advisers Management Trust
..Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

[LOGO]

Oppenheimer Variable Account Funds
..Capital Appreciation Fund/VA -- Service Shares
..High Income Fund/VA -- Service Shares
..Main Street Small-- & Mid-Cap Fund(R)/VA -- Service Shares
Panorama Series Fund, Inc.
..International Growth Fund/VA -- Service Shares

[LOGO] Pimco Your Global Investment Authority.

PIMCO Variable Insurance Trust
..PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
..PIMCO VIT Total Return Portfolio -- Advisor Class Shares

[LOGO] Putnam Investments

Putnam Variable Trust
..Putnam VT Equity Income Fund -- Class IB Shares
..Putnam VT Growth and Income Fund -- Class IB Shares
..Putnam VT International Equity Fund -- Class IB Shares
..Putnam VT Multi-Cap Growth Fund -- Class IB Shares
..Putnam VT Voyager Fund -- Class IB Shares

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

Northern Lights Variable Trust
..TOPS(TM) Protected Balanced ETF Portfolio -- Class 2 Shares
..TOPS(TM) Protected Growth ETF Portfolio -- Class 2 Shares
..TOPS(TM) Protected Moderate Growth ETF Portfolio -- Class 2 Shares
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2012.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES.................... 13
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 19
             DESCRIPTION OF THE CONTRACT...................... 25
               Right of Cancellation or "Free Look"........... 25
               1035 Exchanges or Replacements................. 25
               Purchase Payments.............................. 26
               Automatic Purchase Plan........................ 26
               Purchase Payment Allocation Options............ 27
               Focused Portfolio Strategies or Models......... 27
               CustomChoice Allocation Option................. 28
               Transfers...................................... 31
               Market Timing and Disruptive Trading........... 32
               Systematic Transfer Arrangements............... 33
                  Automatic Portfolio Rebalancing............. 33
                  Dollar Cost Averaging....................... 34
               Purchase Payments and Value of the Contract.... 34
                  Crediting Accumulation Units................ 34
                  Value of the Contract....................... 35
                  Accumulation Unit Value..................... 35
               Net Investment Factor for Each Valuation
                Period........................................ 35
               Redemptions, Withdrawals and Surrender......... 36
               Modification and Termination of the Contract... 37
               Assignment..................................... 37
               Deferment of Payment........................... 37
               Confirmation Statements and Reports............ 38
             CONTRACT CHARGES AND FEES........................ 38
               Deferred Sales Charge.......................... 38
               Nursing Home or Terminal Illness Waiver........ 39
               Unemployment Waiver............................ 40
               Mortality and Expense Risk Charge.............. 40
               Administrative Charge.......................... 41
               Annual Maintenance Fee......................... 41
               Optional Contract Rider Charges................ 41
               Premium Taxes.................................. 45
               Transfer Charges............................... 46
               Market Value Adjustment........................ 46
               Underlying Portfolio Charges................... 46
             ANNUITIZATION BENEFITS AND OPTIONS............... 46
               Annuity Payments............................... 46
               Electing the Retirement Date and Annuity
                Option........................................ 47
               Annuity Options................................ 47
               Calculation of Your First Annuity Payment...... 48
               Amount of Subsequent Variable Annuity
                Payments...................................... 49
               Value of the Annuity Unit...................... 49
               Transfers after you have Annuitized
                your Contract................................. 49
             DEATH BENEFITS................................... 50
               Before Annuity Payments Begin.................. 50
               Optional Death Benefits........................ 52
                  Highest Anniversary Value Death Benefit
                   Option..................................... 52
                  5% Death Benefit Increase Option............ 54
                  Premier Death Benefit Option................ 56
                  Estate Enhancement Benefit (EEB) Option..... 57
               Death Benefits After Annuity Payments Begin.... 58

             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  59
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  59
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  67
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  75
               Ovation Lifetime Income II -- Single (Ovation
                II -- Single).................................  83
               Ovation Lifetime Income II -- Joint (Ovation
                II -- Joint)..................................  91
               Ovation Lifetime Income -- Single (Ovation --
                Single).......................................  99
               Ovation Lifetime Income -- Joint (Ovation --
                Joint)........................................ 107
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................ 115
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................. 118
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 122
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option..... 127
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option....... 133
             GENERAL INFORMATION.............................. 139
               The Company -- Minnesota Life Insurance
                Company....................................... 139
               The Separate Account -- Variable Annuity
                Account....................................... 140
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 140
               Compensation Paid for the Sale of Contracts.... 141
               Payments Made by Underlying Mutual
                Funds......................................... 143
               The General Account and the Guaranteed Term
                Account....................................... 144
             VOTING RIGHTS.................................... 146
             FEDERAL TAX STATUS............................... 147
             PERFORMANCE DATA................................. 154
             STATEMENT OF ADDITIONAL INFORMATION.............. 155
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustment........ B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income Single and Joint Options................. I-1
             APPENDIX J -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. J-1

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Annuity Commencement Date: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Anniversary: the same day and month as the contract date for each succeeding year of this contract.

Contract Date: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.


Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.


Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Maturity Date: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.


Portfolio(s), Fund(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub- account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.


Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers access to:

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions to transfer among investment options or change your allocation percentage
                                               .  Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through
                                                  Friday from 7:30 a.m. to 4:30 p.m. Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  For purchase payments, service requests, and inquiries sent by regular mail:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628

                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098


    .  To receive a current copy of the MultiOption Advisor Variable Annuity
       Statement of Additional Information (SAI) without charge, call 1-800-
       362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                          Name ____________

                          Address _________

                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS


An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.


TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class (effective November 6, 2010, Advisor C Class is no longer available) and L Class (effective June 1, 2011, Advisor L Class is no longer available). The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee

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periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Effective May 15, 2012, or such later date as Ovation II riders are approved by your state, we are suspending the availability of the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint optional riders. To purchase either of these riders, your application, election forms, and any related transfer paperwork must be received by the home office in good order no later than the close of the New York Stock Exchange on May 29, 2012.

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

THIS OPTION IS AVAILABLE ONLY WITH B CLASS CONTRACTS.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the

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base contract, even if the benefit base is greater than the contract value.
Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges

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from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE
ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II -- Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II -- Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility,

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but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Joint rider.


This rider differs, in part, from the Encore-Joint rider in that the Ovation II -- Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II -- Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.


This rider differs, in part, from the GMIB rider in that the Ovation II -- Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

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OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS. HOWEVER, EFFECTIVE MAY 15, 2012 OR SUCH LATER DATE AS OVATION II RIDERS ARE APPROVED BY YOUR STATE, THIS OPTION WILL NO LONGER BE AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS. HOWEVER, EFFECTIVE MAY 15, 2012 OR SUCH LATER DATE AS OVATION II RIDERS ARE APPROVED BY YOUR STATE, THIS OPTION WILL NO LONGER BE AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two

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"Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO
TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

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This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE

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CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN
THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted upon annuitization.

Contract Owner Transaction Expenses

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)

                CONTRACT YEARS SINCE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS


                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Base Contract + PDB + EEB + GIPB..........      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(The GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, and Ovation II options are not included with the above charges because the charges are calculated on a different basis than the above - described charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS WHERE APPLICABLE)

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
GMIB Charge/5/                                    Current benefit charge  0.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge/6/                         Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge/7/                          Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Single                    Maximum possible charge 1.75%
(Ovation-Single) Charge/8/                        Current benefit charge  1.15%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Joint                     Maximum possible charge 2.50%
(Ovation-Joint) Charge/9/                         Current benefit charge  1.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Single               Maximum possible charge 2.25%
(Ovation II - Single) Charge/10/                  Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint                Maximum possible charge 2.50%
(Ovation II - Joint) Charge/11/                   Current benefit charge  1.20%
-------------------------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. Please see the GMWB section of the prospectus for a detailed discussion of charges and formulas used to calculate these amounts. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Single section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB II-Joint section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base.
 Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/6/ The current annual rider charge is equal to 1.10% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/8/ The current annual rider charge is equal to 1.15% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/9/ The current annual rider charge is equal to 1.65% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/10/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II--Single charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/11/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                               MINIMUM MAXIMUM
                                                                               ------- -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1/
(expenses that are deducted from portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)                   0.48%   1.95%


/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.



State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one living benefit on the contract.

  . You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II.

  . You may not elect the Estate Enhancement Benefit with GMIB, or single or joint versions of Encore, Ovation, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period (and assuming the contract is available for purpose of this Example only):

  .  Base + HAV + Ovation II -- Joint (B Class contracts)

  .  Base + PDB + EEB (C and L Class contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
B CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,282   $2,382    $3,532     $6,401     $582     $1,782  $3,032   $6,401
MINIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint  $1,139   $1,960    $2,850     $5,170     $439     $1,360  $2,350   $5,170

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
C CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $  412   $1,247    $2,097     $4,289     $412     $1,247  $2,097   $4,289
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  266   $  817    $1,395     $2,964     $266     $  817  $1,395   $2,964

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
L CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB                  $1,107   $1,832    $2,074     $4,248     $407     $1,232  $2,074   $4,248
MINIMUM FUND EXPENSES
Base + PDB + EEB                  $  961   $1,402    $1,370     $2,915     $261     $  802  $1,370   $2,915


Note: In the above example, the charge for Ovation II -- Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

After Annuity Payments Commence

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses.

                                                         INVESTMENT                     INVESTMENT
                    FUND NAME                             ADVISER                        OBJECTIVE
                    ---------                            ----------                      ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. Core Equity Fund -- Series II Shares  Invesco Advisers, Inc.  The fund's investment objective is long-term growth of capital. The
                                                                           investment objective of the fund may
                                                                           be changed by the Board of Trustees
                                                                           (the Board) without shareholder
                                                                           approval.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.  The fund's investment objective is
 Shares                                                                    long-term growth of capital. The
                                                                           investment objective of the fund may
                                                                           be changed by the Board of Trustees
                                                                           (the Board) without shareholder
                                                                           approval.
Invesco Van Kampen V.I. American Franchise Fund    Invesco Advisers, Inc.  To seek capital growth.
 -- Series II Shares
Invesco Van Kampen V.I. Comstock Fund -- Series    Invesco Advisers, Inc.  Seeks capital growth and income
 II Shares                                                                 through investments in equity
                                                                           securities, including common stocks,
                                                                           preferred stocks and securities
                                                                           convertible into common and
                                                                           preferred stocks.
Invesco Van Kampen V.I. Equity and Income Fund --  Invesco Advisers, Inc.  The fund's investment objectives are
 Series II Shares                                                          both capital appreciation and current
                                                                           income.
Invesco Van Kampen V.I. Growth and Income Fund --  Invesco Advisers, Inc.  Seeks long-term growth of capital
 Series II Shares                                                          and income.
Invesco Van Kampen V.I. Mid Cap Value Fund --      Invesco Advisers, Inc.  To provide above-average total
 Series II Shares                                                          return over a market cycle of three
                                                                           to five years by investing in common
                                                                           stocks and other equity securities.
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND,
 INC.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.  The Portfolio's investment objective is long-term growth of capital.

                                                                INVESTMENT
                    FUND NAME                                     ADVISER
                    ---------                                    ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         American Century Investment
                                                   Management, Inc.

VP Ultra(R) Fund -- Class II Shares                American Century Investment
                                                   Management, Inc.
VP Value Fund -- Class II Shares                   American Century Investment
                                                   Management, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment
                                                   Management, Inc.

AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             Capital Research and Management
                                                   Company



Global Growth Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

Global Small Capitalization Fund/SM/ -- Class 2    Capital Research and Management
 Shares                                            Company

Growth Fund/SM/ -- Class 2 Shares                  Capital Research and Management
                                                   Company
Growth-Income Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

International Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

New World Fund(R) -- Class 2 Shares                Capital Research and Management
                                                   Company
U.S. Government/AAA-Rated Securities Fund/SM/ --   Capital Research and Management
 Class 2 Shares                                    Company


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio -- Service Class 2 Shares  Fidelity Management & Research
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   FMR Co., Inc. and other affiliates of
                                                   FMR serve as sub-advisers for the
                                                   fund.

                                                                 INVESTMENT
                    FUND NAME                                     OBJECTIVE
                    ---------                                     ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         The fund seeks capital growth by
                                                   investing in common stocks. Income
                                                   is a secondary objective.
VP Ultra(R) Fund -- Class II Shares                The fund seeks long-term capital
                                                   growth.
VP Value Fund -- Class II Shares                   The fund seeks long-term capital
                                                   growth. Income is a secondary
                                                   objective.
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    The fund pursues long-term total
                                                   return using a strategy that seeks to
                                                   protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             The fund's investment objective is to
                                                   provide you, over the long term, with
                                                   a high level of total return consistent
                                                   with prudent investment
                                                   management.
Global Growth Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
Global Small Capitalization Fund/SM/ -- Class 2    The fund's investment objective is to
 Shares                                            provide you with long-term growth
                                                   of capital.
Growth Fund/SM/ -- Class 2 Shares                  The fund's investment objective is to
                                                   provide you with growth of capital.
Growth-Income Fund/SM/ -- Class 2 Shares           The fund's investment objectives are
                                                   to achieve long-term growth of
                                                   capital and income.
International Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
New World Fund(R) -- Class 2 Shares                The fund's investment objective is
                                                   long-term capital appreciation.
U.S. Government/AAA-Rated Securities Fund/SM/ --   The fund's investment objective is to
 Class 2 Shares                                    provide a high level of current
                                                   income consistent with preservation
                                                   of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Contrafund(R) Portfolio -- Service Class 2 Shares  Seeks long-term capital appreciation.






                                                                INVESTMENT                             INVESTMENT
                    FUND NAME                                     ADVISER                               OBJECTIVE
                    ---------                                    ----------                             ----------
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research         Seeks reasonable income. The fund
                                                   Company (FMR) is the fund's            will also consider the potential for
                                                   manager.                               capital appreciation. The fund's goal
                                                   FMR Co., Inc. and other affiliates of  is to achieve a yield which exceeds
                                                   FMR serve as sub-advisers for the      the composite yield on the securities
                                                   fund.                                  comprising the Standard & Poor's
                                                                                          500(SM) Index (S&P 500(R)).
High Income Portfolio -- Service Class 2 Shares    Fidelity Management & Research         Seeks a high level of current income,
                                                   Company                                while also considering growth of
                                                   (FMR) is the fund's manager.           capital.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research         Seeks long-term growth of capital.
                                                   Company
                                                   (FMR) is the fund's manager.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Large Cap Growth Securities               Franklin Advisers, Inc.                Seeks capital appreciation. The fund
 Fund -- Class 2 Shares                                                                   normally invests in both equity and
                                                                                          debt securities.
Franklin Small Cap Value Securities Fund -- Class  Franklin Advisory Services, LLC        Seeks long-term total return. The
 2 Shares                                                                                 fund normally invests at least 80%
                                                                                          of its net assets in investments of
                                                                                          small capitalization companies.
Franklin Small-Mid Cap Growth Securities           Franklin Advisers, Inc.                Seeks long-term capital growth. The
 Fund -- Class 2 Shares                                                                   fund normally invests at least 80%
                                                                                          of its net assets in investments of
                                                                                          small capitalization and mid
                                                                                          capitalization companies
Mutual Shares Securities Fund -- Class 2 Shares    Franklin Mutual Advisers, LLC          Seeks capital appreciation with
                                                                                          income as a secondary goal. The
                                                                                          fund normally invests primarily in
                                                                                          U.S. and foreign equity securities
                                                                                          that the manager believes are
                                                                                          undervalued. The fund also invests,
                                                                                          to a lesser extent, in risk arbitrage
                                                                                          securities and distressed companies.
Templeton Developing Markets Securities            Templeton Asset Management Ltd.        Seeks long-term capital appreciation.
 Fund -- Class 2 Shares
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
 (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset Allocation    ALPS Advisors, Inc.,                   Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,      capital appreciation.
                                                   Inc.
Ibbotson Balanced ETF Asset Allocation             ALPS Advisors, Inc.,                   Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,      capital appreciation and some
                                                   Inc.                                   current income.
Ibbotson Conservative ETF Asset Allocation         ALPS Advisors, Inc.,                   Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,      current income and preservation of
                                                   Inc.                                   capital.
Ibbotson Growth ETF Asset Allocation               ALPS Advisors, Inc.,                   Seeks to provide investors with
 Portfolio -- Class II Shares                      Sub-Adviser: Ibbotson Associates,      capital appreciation.
                                                   Inc.
Ibbotson Income and Growth ETF Asset Allocation    ALPS Advisors, Inc.,                   Seeks to provide investors with
 Portfolio Class II Shares                         Sub-Adviser: Ibbotson Associates,      current income and capital
                                                   Inc.                                   appreciation.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                              OBJECTIVE
                    ---------                                   ----------                            ----------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Government Income Fund -- Service    Goldman Sachs Asset Management,      Seeks a high level of current income,
 Shares                                            L.P.                                 consistent with safety of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                       Waddell & Reed Investment            Seeks high total return over the long
                                                   Management Company                   term.
Ivy Funds VIP Balanced                             Waddell & Reed Investment            Seeks, as a primary objective, to
                                                   Management Company                   provide current income to the extent
                                                                                        that, in the opinion of WRIMCO, the
                                                                                        Portfolio's investment manager,
                                                                                        market and economic conditions
                                                                                        permit. As a secondary objective, the
                                                                                        Portfolio seeks long-term
                                                                                        appreciation of capital.
Ivy Funds VIP Core Equity                          Waddell & Reed Investment            Seeks capital growth and income.
                                                   Management Company
Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment            Seeks to provide long-term growth.
                                                   Management Company                   Any income realized will be
                                                   Sub-Adviser: Mackenzie Financial     incidental.
                                                   Corporation
Ivy Funds VIP Growth                               Waddell & Reed Investment            Seeks capital growth, with current
                                                   Management Company                   income as a secondary objective.
Ivy Funds VIP International Core Equity            Waddell & Reed Investment            Seeks long-term capital growth.
                                                   Management Company
Ivy Funds VIP International Growth                 Waddell & Reed Investment            Seeks, as a primary objective, long-
                                                   Management Company                   term appreciation of capital. As a
                                                                                        secondary objective, the Portfolio
                                                                                        seeks current income.
Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment            Seeks long-term capital appreciation.
                                                   Management Company
                                                   Sub-Adviser: Wall Street Associates
Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment            Seeks to provide growth of your
                                                   Management Company                   investment.
Ivy Funds VIP Science and Technology               Waddell & Reed Investment            Seeks long-term capital growth.
                                                   Management Company
Ivy Funds VIP Small Cap Growth                     Waddell & Reed Investment            Seeks growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment            Seeks long-term accumulation of
                                                   Management Company                   capital.
Ivy Funds VIP Value                                Waddell & Reed Investment            Seeks long-term capital appreciation.
                                                   Management Company
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC         Seeks long-term capital growth,
                                                                                        consistent with preservation of
                                                                                        capital and balanced by current
                                                                                        income.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC         Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC         Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC         Seeks capital appreciation.
                                                   Sub-Adviser: Perkins Investment
                                                   Management LLC

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                              OBJECTIVE
                    ---------                                  ----------                            ----------
MFS(R) VARIABLE INSURANCE TRUST
Investors Growth Stock Series -- Service Class     Massachusetts Financial Services    The fund's investment objective is to
 Shares                                            Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
Mid Cap Growth Series -- Service Class Shares      Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
New Discovery Series -- Service Class Shares       Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
Value Series -- Service Class Shares               Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Management Inc.    Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       LLC                                 investing primarily in securities of
                                                   Sub-Adviser: Neuberger Berman, LLC  companies that meet the Fund's financial criteria and social policy.
                                                                                       To pursue this goal, the Fund invests
                                                                                       mainly in common stocks of mid- to
                                                                                       large- capitalization companies. The
                                                                                       Fund seeks to reduce risk by
                                                                                       investing across many different
                                                                                       industries.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(TM) Protected Balanced ETF Portfolio --       ValMark Advisers, Inc.              Seeks to provide income and capital
 Class 2 Shares                                    Sub-Adviser: Milliman, Inc.         appreciation with less volatility than
                                                                                       the fixed income and equity markets
                                                                                       as a whole.
TOPS(TM) Protected Growth ETF Portfolio -- Class   ValMark Advisers, Inc.              Seeks capital appreciation with less
 2 Shares                                          Sub-Adviser: Milliman, Inc.         volatility than the equity markets as
                                                                                       a whole.
TOPS(TM) Protected Moderate Growth ETF Portfolio   ValMark Advisers, Inc.              Seeks capital appreciation with less
 -- Class 2 Shares                                 Sub-Adviser: Milliman, Inc.         volatility than the equity markets as
                                                                                       a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA -- Service Shares     OppenheimerFunds, Inc.              Seeks capital appreciation by
                                                                                       investing in securities of well-
                                                                                       known established companies.
High Income Fund/VA -- Service Shares              OppenheimerFunds, Inc.              Seeks a high level of current income
                                                                                       by investing in high-yield lower-
                                                                                       rated fixed- income securities.
Main Street Small-- & Mid-Cap Fund/VA -- Service   OppenheimerFunds, Inc.              Seeks capital appreciation.
 Shares

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
PANORAMA SERIES FUND, INC.
International Growth Fund/VA -- Service Shares     OppenheimerFunds, Inc.                Seeks long-term growth of capital by
                                                                                         investing under normal
                                                                                         circumstances, at least 90% of its
                                                                                         total assets in equity securities of
                                                                                         companies wherever located, the
                                                                                         primary stock market of which is
                                                                                         outside the United States.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management         Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")                 consistent with preservation of
                                                                                         capital and prudent investment
                                                                                         management.
PIMCO VIT Total Return Portfolio --Advisor Class   Pacific Investment Management         Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")                 consistent with preservation of
                                                                                         capital and prudent investment
                                                                                         management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,         Seeks capital growth and current
                                                   LLC                                   income.
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,         Seeks capital growth and current
 Shares                                            LLC                                   income.
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,         Seeks capital appreciation.
 Shares                                            LLC
Putnam VT Multi-Cap Growth Fund --Class IB Shares  Putnam Investment Management,         Seeks long-term capital appreciation.
                                                   LLC
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,         Seeks capital appreciation.
                                                   LLC
SECURIAN FUNDS TRUST
Advantus Bond Fund -- Class 2 Shares               Advantus Capital Management, Inc.     Seeks as high a level of a long-term
                                                                                         total rate of return as is consistent
                                                                                         with prudent investment risk. The
                                                                                         Portfolio also seeks preservation of
                                                                                         capital as a secondary objective.
Advantus Index 400 Mid-Cap Fund -- Class 2 Shares  Advantus Capital Management, Inc.     Seeks investment results generally
                                                                                         corresponding to the aggregate price
                                                                                         and dividend performance of the
                                                                                         publicly traded common stocks that
                                                                                         comprise the Standard & Poor's 400
                                                                                         MidCap Index (the S&P 400).
Advantus Index 500 Fund -- Class 2 Shares          Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
Advantus International Bond Fund -- Class 2 Shares Advantus Capital Management, Inc.     Seeks to maximize current income,
                                                   Sub-Adviser: Franklin Advisers, Inc.  consistent with the protection of principal.
Advantus Money Market Fund*                        Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
Advantus Mortgage Securities Fund -- Class 2       Advantus Capital Management, Inc.     Seeks a high level of current income
 Shares                                                                                  consistent with prudent investment
                                                                                         risk.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
Advantus Real Estate Securities Fund -- Class 2    Advantus Capital Management, Inc.  Seeks above average income and
 Shares                                                                               long-term growth of capital.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment          Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                    by investing primarily in growth-
                                                                                      oriented equity securities of issuers
                                                                                      in emerging market countries.

* Although the Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the Advantus Money Market Fund. An investment in the Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the Advantus Money Market Fund may become extremely low and possibly negative.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status -- Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

B Class $10,000
        $2,000 for IRAs and Qualified Retirement Plans
C Class $25,000 for all contract and plan types (C Class is not available effective
        November 6, 2010.)
L Class $25,000 for all contract and plan types (L Class is not available effective June 1,
        2011.)

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 for the same owner or annuitant without our prior consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000 for the same owner or annuitant, without our prior consent for B, C or L Class.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Pursuant to an agreement with Minnesota Life, Ibbotson Associates, Inc. ("Ibbotson"), a diversified financial services firm and registered investment adviser, determines the composition of the model portfolios. There is no investment advisory relationship between Ibbotson and contract owners and you should not rely on the model portfolios as providing individualized investment recommendations to you. In the future, Minnesota Life may modify or discontinue its arrangement with Ibbotson, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, or may provide its own asset allocation models.

The following is a brief description of the five model portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the model portfolios. Please talk to him or her if you have additional questions about these model portfolios.

AGGRESSIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in international equity, large cap value and large cap growth.

GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in large cap value, international equity, large cap growth and fixed income.

CONSERVATIVE GROWTH portfolio is composed of underlying sub-accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap growth.

INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity, and large cap growth.

CONSERVATIVE INCOME portfolio is composed of underlying sub-accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value and large cap growth.

The target asset allocations of these model portfolios may vary from time to time in response to market conditions and changes in the holdings of the funds in the underlying portfolios. However, this is considered a "static" allocation model. When you elect one of the model portfolios we do not automatically change your allocations among the sub-accounts if the model portfolio's allocation is changed. You must instruct us to change the allocation.

Only certain model portfolios may be used with the living benefits riders. Please see the section that describes the optional benefit you are considering for additional discussion of how the models are required to be used for these benefits.

CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase the GMIB, either Encore, either Ovation, or either Ovation II rider with a B Class contract. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C and D, according to the following limitations:

    Group A -- a MINIMUM of 30% and MAXIMUM of 70% of your contract value, but no more than 30% of contract value may be allocated to any single fund in Group A

    Group B -- a MINIMUM of 30% of your contract value, but no more than 30% of contract value may be allocated to any single fund in Group B

    Group C -- a MAXIMUM of 25% of your contract value, but no more than 15% of contract value may be allocated to any single fund in Group C

    Group D -- a MAXIMUM of 10% of your contract value, but no more than 5% of contract value may be allocated to any single fund in Group D

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 30% of your contract value to Group B. You are not required to allocate anything to Groups C or D.

The underlying funds in each Group are:

Group A (30% - 70%, no more than 30% in any single fund)

American Century Variable Portfolios II, Inc.
  .  VP Inflation Protection Fund -- Class II Shares

American Funds Insurance Series(R)
  .  U.S. Government/AAA-Rated Securities Fund/SM/ -- Class 2 Shares

Goldman Sachs Variable Insurance Trust
  .  Goldman Sachs Government Income Fund -- Service Shares

PIMCO VIT Variable Insurance Trust
  .  PIMCO VIT Low Duration Portfolio -- Advisor Class Shares
  .  PIMCO VIT Total Return Portfolio -- Advisor Class Shares

Securian Funds Trust
  .  Advantus Bond Fund -- Class 2 Shares
  .  Advantus Money Market Fund
  .  Advantus Mortgage Securities Fund -- Class 2 Shares

Group B (at least 30%, no more than 30% in any single fund)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
  .  Invesco V.I. Core Equity Fund -- Series II Shares
  . Invesco Van Kampen V.I. American Franchise Fund -- Series II Shares . Invesco Van Kampen V.I. Comstock Fund -- Series II Shares
  . Invesco Van Kampen V.I. Equity and Income Fund -- Series II Shares . Invesco Van Kampen V.I. Growth and Income Fund -- Series II Shares

American Century Variable Portfolios, Inc.
  .  VP Income & Growth Fund -- Class II Shares
  .  VP Ultra(R) Fund -- Class II Shares
  .  VP Value Fund -- Class II Shares

American Funds Insurance Series(R)
  .  Growth Fund/SM/ -- Class 2 Shares
  .  Growth-Income Fund/SM/ -- Class 2 Shares

Fidelity(R) Variable Insurance Products Funds
  .  Contrafund(R) Portfolio -- Service Class 2 Shares
  .  Equity-Income Portfolio -- Service Class 2 Shares

Franklin Templeton Variable Insurance Products Trust
  .  Franklin Large Cap Growth Securities Fund -- Class 2 Shares
  .  Mutual Shares Securities Fund -- Class 2 Shares

Financial Investors Variable Insurance Trust
  .  Ibbotson Aggressive Growth ETF Asset Allocation Portfolio -- Class II
     Shares
  .  Ibbotson Balanced ETF Asset Allocation Portfolio -- Class II Shares
  . Ibbotson Conservative ETF Asset Allocation Portfolio -- Class II Shares . Ibbotson Growth ETF Asset Allocation Portfolio -- Class II Shares
  .  Ibbotson Income and Growth ETF Asset Allocation Portfolio -- Class II
     Shares

Ivy Funds Variable Insurance Portfolios
  .  Ivy Funds VIP Asset Strategy
  .  Ivy Funds VIP Balanced
  .  Ivy Funds VIP Core Equity
  .  Ivy Funds VIP Growth
  .  Ivy Funds VIP Value

Janus Aspen Series
  .  Balanced Portfolio -- Service Shares
  .  Forty Portfolio -- Service Shares

MFS(R) Variable Insurance Trust
  .  Investors Growth Stock Series -- Service Class Shares
  .  Value Series -- Service Class Shares

Northern Lights Variable Trust
  .  TOPS(TM) Protected Balanced ETF Portfolio -- Class 2 Shares
  .  TOPS(TM) Protected Growth ETF Portfolio -- Class 2 Shares
  .  TOPS(TM) Protected Moderate Growth ETF Portfolio -- Class 2 Shares

Oppenheimer Variable Account Funds
  .  Capital Appreciation Fund/VA -- Service Shares

Putnam Variable Trust
  .  Putman VT Equity Income Fund -- Class IB Shares
  .  Putman VT Growth and Income Fund -- Class IB Shares
  .  Putman VT Multi-Cap Growth Fund -- Class IB Shares
  .  Putman VT Voyager Fund -- Class IB Shares

Securian Funds Trust
  .  Advantus Index 500 Fund -- Class 2 Shares

Group C (up to 25%, no more than 15% in any single fund)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
  .  Invesco V.I. Small Cap Equity Fund -- Series II Shares
  .  Invesco Van Kampen V.I. Mid Cap Value Fund -- Series II Shares

AllianceBernstein Variable Products Series Fund, Inc.
  .  International Value Portfolio -- Class B Shares

American Funds Insurance Series(R)
  .  Global Bond Fund/SM/ -- Class 2 Shares
  .  Global Growth Fund/SM/ -- Class 2 Shares
  .  International Fund/SM/ -- Class 2 Shares

Fidelity(R) Variable Insurance Products Funds
  .  Mid Cap Portfolio -- Service Class 2 Shares

Franklin Templeton Variable Insurance Products Trust
  .  Franklin Small Cap Value Securities Fund -- Class 2 Shares
  .  Franklin Small-Mid Cap Growth Securities Fund -- Class 2 Shares

Ivy Funds Variable Insurance Portfolios
  .  Ivy Funds VIP International Core Equity
  .  Ivy Funds VIP International Growth
  .  Ivy Funds VIP Micro Cap Growth
  .  Ivy Funds VIP Mid Cap Growth
  .  Ivy Funds VIP Small Cap Growth
  .  Ivy Funds VIP Small Cap Value

Janus Aspen Series
  .  Overseas Portfolio -- Service Shares
  .  Perkins Mid Cap Value Portfolio -- Service Shares

MFS(R) Variable Insurance Trust
  .  Mid Cap Growth Series -- Service Class Shares

Oppenheimer Variable Account Funds
  .  Main Street Small- & Mid-Cap Fund/VA -- Service Shares

Panorama Series Fund, Inc.
  .  International Growth Fund/VA -- Service Shares

Putnam Variable Trust
  .  Putnam VT International Equity Fund -- Class IB Shares

Securian Funds Trust
  .  Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
  .  Advantus International Bond Fund -- Class 2 Shares

Group D (up to 10%, no more than 5% in any single fund)

American Funds Insurance Series(R)
  .  Global Small Capitalization Fund/SM/ -- Class 2 Shares
  .  New World Fund(R) -- Class 2 Shares

Fidelity(R) Variable Insurance Products Funds
  .  High Income Portfolio -- Service Class 2 Shares

Franklin Templeton Variable Insurance Products Trust
  .  Templeton Developing Markets Securities Fund -- Class 2 Shares

Ivy Funds Variable Insurance Portfolios
  .  Ivy Funds VIP Global Natural Resources
  .  Ivy Funds VIP Science and Technology

MFS(R) Variable Insurance Trust
  .  New Discovery Series -- Service Class Shares

Neuberger Berman Advisers Management Trust
  .  Neuberger Berman AMT Socially Responsive Portfolio -- S Class Shares

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

Oppenheimer Variable Account Funds
  .  High Income Fund/VA -- Service Shares

Securian Funds Trust
  .  Advantus Real Estate Securities Fund -- Class 2 Shares

The Universal Institutional Funds, Inc.
  .  Morgan Stanley UIF Emerging Markets Equity Portfolio -- Class II Shares

Rebalancing

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

Possible Changes

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

Termination

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term

Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

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

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

    Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

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

    Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

    If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

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

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable

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

deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

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

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.


The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:


             CONTRACT YEARS SINCE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%

The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

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

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime Income-Joint, Ovation Lifetime Income II -- Single, or Ovation Lifetime Income II -- Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at

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

least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures

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

an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

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

5% Death Benefit Increase (5% DBI) Option -- Charge

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Income Benefit (GMIB) Option -- Charge

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Encore Lifetime Income-Single (Encore-Single) Option -- Charge

  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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Encore Lifetime Income-Joint (Encore-Joint) Option -- Charge

  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income II -- Single (Ovation II -- Single) Option - Charge

  . If you purchase the Ovation II -- Single optional benefit, we will deduct an Ovation II -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income II -- Joint (Ovation II -- Joint) Option - Charge

  . If you purchase the Ovation II -- Joint optional benefit, we will deduct an Ovation II -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income-Single (Ovation-Single) Option -- Charge

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The

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

     maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Ovation Lifetime Income-Joint (Ovation-Joint) Option -- Charge

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

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

Guaranteed Lifetime Withdrawal Benefit (GLWB) Option -- Charge

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Single (GLWB II-Single) Option --
Charge

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

Guaranteed Lifetime Withdrawal Benefit II-Joint (GLWB II-Joint) Option -- Charge

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

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TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

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Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

You may elect to begin annuity payments immediately or at a future date you specify. If you do not elect to begin annuity payments, annuity payments will begin on the annuity commencement date. You may request a change in the annuity commencement date at any time before the maturity date. You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. The maturity date is the first of the month following the later of:

  .  the 85th birthday of the annuitant, or

  .  ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

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OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180
MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
 -----------------------------------------------------------------------------

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000


                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000



To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000



To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of

$23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

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The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

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OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Effective May 15, 2012, or such later date as Ovation II riders are approved by your state, we are suspending the availability of the Ovation Lifetime Income - Single and Ovation Lifetime Income - Joint optional riders. To purchase either of these riders, your application, election forms, and any related transfer paperwork must be received by the home office in good order no later than the close of the New York Stock Exchange on May 29, 2012.

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

This option is available only with B Class contracts.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if

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the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. CURRENTLY THIS RESTRICTION IS BEING WAIVED. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . You may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

The Benefit

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the

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Guaranteed Minimum Income Benefit rates provided with the rider. Please note --
some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR
ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

The Benefit Dates

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

Exercising the Benefit

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

Benefit Base

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

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During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

Required Minimum Distribution (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

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For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is $5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

Withdrawals

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the

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contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

Subsequent Purchase Payments

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent. Currently this restriction is being waived.

Optional Reset of the Roll-up Value

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

Automatic Payment Phase

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

Annuity Payment Options

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

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You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which

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is part of the underlying funds prospectus. The risks and objectives of each
TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market.


You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.


Spousal Continuation

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

Rider Termination

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

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    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

This option is available only with B Class Contracts.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

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  .  You may not elect this rider if you have selected the 5% Death Benefit
     Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

Calculating the Benefit Base

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

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You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE
INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

Calculating the GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

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GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. Currently this restriction is being waived. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

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Adjustment for Withdrawals After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable

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RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home

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office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.


Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments under Encore-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Effect of Payment of Death Benefit

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract

                                                                        Page 73

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value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

Rider Termination

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Conversion

If you have previously elected the GMWB rider for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB rider if you elect the Encore-Single rider at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB rider will be terminated. The Encore-Single rider will then be effective as of the contract anniversary date based on the contract values based on that date. The Guaranteed Withdrawal Benefit (GWB) value, as it existed under your GMWB, even if greater than the contract value on the contract anniversary date, will be eliminated and the benefit base value under the Encore-Single rider will be the contract value on the contract anniversary date. We reserve the right to eliminate this waiver of the seven-year termination prohibition on the GMWB rider at any time.

YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR GMWB TO ENCORE-SINGLE:

  . Because the Encore-Single benefit base will be based on the contract value at the date of conversion, if your contract value has declined since you purchased the GMWB rider, the benefit base in Encore-Single will be lower than the GWB in the GMWB.

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  .  Your GAI under Encore-Single will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under Encore-Single than under the GMWB rider.

  . If you are concerned about outliving the GWB under the GMWB rider you may wish to consider Encore-Single.

  . If you are looking for lifetime income for two lives or joint owners, annuitization or Encore-Joint may be more appropriate for you than either GMWB or Encore-Single.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

This option is available only with B Class contracts.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

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  .  You may not elect this rider if you have selected the 5% Death Benefit
     Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

Calculating the Benefit Base

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to

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new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

Calculating the GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

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Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. Currently this restriction is being waived. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

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Adjustment for Withdrawals After the Benefit Date

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last

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quarter of 2010. In that case, the withdrawals for the contract year (i.e.,
$6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our

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home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.


Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments under Encore-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

Effect of Payment of Death Benefit

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If

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you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

Rider Termination

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Conversion

If you have previously elected the GMWB rider for your contract we will waive the prohibition on the termination for 7 years and allow you to terminate the GMWB rider if you elect the Encore-Joint rider at the same time. You must request this "conversion" in writing within 30 days prior to the contract anniversary in a form satisfactory to us. As of the contract anniversary date, the GMWB rider will be terminated. The Encore-Joint rider will then be effective as of the contract anniversary date based on the contract values based on that date. The Guaranteed Withdrawal Benefit (GWB) value, as it existed under your GMWB, even if greater than the contract value on the contract anniversary date, will be eliminated and the benefit base value under the Encore-Joint rider will be the contract value on the contract anniversary date. We reserve the right to eliminate this waiver of the 7-year termination prohibition on the GMWB rider at any time.

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YOU SHOULD CONSIDER THE FOLLOWING BEFORE YOU MAKE ANY ELECTION TO CONVERT YOUR
GMWB TO ENCORE-JOINT:

  . Because the Encore-Joint benefit base will be based on the contract value at the date of conversion, if your contract value has declined since you purchased the GMWB rider, the benefit base in Encore-Joint will be lower than the GWB in the GMWB.

  . Your GAI under Encore-Joint will potentially be lower than any GAW under the GMWB. This means that your annual withdrawal amounts may be lower under Encore-Joint than under the GMWB rider.

  . If you are concerned about outliving the GWB under the GMWB rider you may wish to consider Encore-Single or Encore-Joint.

  . If you are looking for lifetime income for one life, annuitization or Encore-Single may be more appropriate for you than Encore-Joint.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how this rider works.

Ovation II -- Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of

                                                                        Page 83

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     the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date

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and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL

                                                                        Page 85

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ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE
GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                        65-74                 5.0%
                        75-79                 5.5%
                         80 +                 6.5%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

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   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

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Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last

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quarter of 2012. In that case, the withdrawals for the contract year (i.e.,
$6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

                                                                        Page 89

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You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Single.


Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation II -- Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Rider Termination

Once you elect the Ovation II -- Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

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   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS

Ovation II -- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how the benefit base and GAI are calculated.

Ovation II -- Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

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  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix J.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

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INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

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   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-74                 4.5%
                        75-79                 5.0%
                         80 +                 6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage

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

shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for

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

calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.


You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Joint.


Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation II -- Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

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

Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

Rider Termination

Once you elect the Ovation II -- Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS. HOWEVER, EFFECTIVE MAY 15, 2012, OR SUCH LATER DATE AS OVATION II RIDERS ARE APPROVED BY YOUR STATE, THIS OPTION WILL NO LONGER BE AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

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

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

                                                                       Page 101

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If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage

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shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

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   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

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Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

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The allowable Focused Portfolio Strategies, allowable sub-accounts and
CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.


You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.


Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation-Single

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity

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payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

Rider Termination

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

THIS OPTION IS ONLY AVAILABLE WITH B CLASS CONTRACTS. HOWEVER, EFFECTIVE MAY 15, 2012, OR SUCH LATER DATE AS OVATION II RIDERS ARE APPROVED BY YOUR STATE, THIS OPTION WILL NO LONGER BE AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be

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     effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

The Benefit

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

The Benefit Date

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider

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effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

Calculating the Benefit Base

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

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   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

Calculating the GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

The Annual Income Percentage

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI Adjustment for Subsequent Purchase Payments

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the

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amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

Withdrawals

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

Adjustment for Withdrawals Taken Prior to the Benefit Date

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

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   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

Adjustment for Withdrawals Taken After the Benefit Date

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for

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calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

Contract Value Allocation Plan

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option

a) Current allowable Focused Portfolio Strategies include: Conservative Income, Income, and Conservative Growth. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

b) Current allowable sub-accounts: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF. Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus.

c) The CustomChoice Allocation Option: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal

                                                                       Page 113

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objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.


You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.


Automatic Payment Phase

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

Annuity Payments under Ovation-Joint

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

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Spousal Continuation

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

Rider Termination

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday

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or the oldest contract owner's 90/th/ birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

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(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

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If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

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In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval. Currently this restriction is being waived.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403,

                                                                       Page 119

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404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

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       (ii)allocation to any combination of certain allowable sub-accounts available outside of the permitted Focused Portfolio Strategies. These are referred to as the "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one allowable sub-account, rebalancing is optional and must be elected by you.

Each allowable Focused Portfolio Strategy or Model, and each allowable sub-account is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

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The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

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  .  Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the

                                                                       Page 123

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GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

Adjustments for Withdrawals less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Adjustments for Withdrawals in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

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Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Guaranteed Annual Income Reset

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of certain allowable sub-accounts available outside of the permitted Focused Portfolio Strategies. These are referred to as the "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.


                                                                       Page 125

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The Focused Portfolio Strategies are discussed in the section entitled "Focused
Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one allowable sub-account, rebalancing is optional and must be elected by you.

Each allowable Focused Portfolio Strategy or Model, and each allowable sub-account is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

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

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

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  .  Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

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  .  Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN

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AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET
DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of certain allowable sub-accounts available outside of the permitted Focused Portfolio Strategies. These are referred to as the "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one allowable sub-account, rebalancing is optional and must be elected by you.

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Each allowable Focused Portfolio Strategy or Model, and each allowable sub-account is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Rider Termination

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the

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contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

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  .  Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent. Currently this restriction is being waived.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

Designated Life, Joint Designated Life and Designated Lives

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

Calculating the Initial GWB and GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the

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subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval. Currently this restriction is being waived.

Withdrawals

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

Withdrawals taken prior to the Benefit Date

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

Withdrawals after the Benefit Date and less than the Guaranteed Annual Income

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

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Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

Guaranteed Withdrawal Benefit Reset

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

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On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

Guaranteed Withdrawal Benefit Enhancement

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

Sub-Account Allocation

While this rider is in effect, your full contract value must be allocated to an allocation "plan" or option approved by us. You may satisfy this requirement by using one of the following approved options:

       (i) 100% allocation to one of the permitted Focused Portfolio
           Strategies: Conservative Growth, Income or Conservative Income; or

       (ii)allocation to any combination of certain allowable sub-accounts available outside of the permitted Focused Portfolio Strategies. These are referred to as the "allowable sub-accounts." The allowable sub-accounts currently include: Ibbotson Conservative ETF, Ibbotson Income and Growth ETF, Ibbotson Balanced ETF, TOPS(TM) Protected Balanced ETF, TOPS(TM) Protected Growth ETF, and TOPS(TM) Protected Moderate Growth ETF.


The contract owner may elect to change from the current option to another approved option. If this rider is elected after the contract is issued, your contract value will be reallocated to the option you elected on the valuation date coincident with or next following the day the rider is effective. We reserve the right to add, delete or modify the required allocation options. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.


The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each quarter according to the model you currently have chosen.

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Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(TM) ETF
Protected Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETF's". The risks and objectives of each Ibbotson ETF Asset Allocation Portfolio are described in detail in the Financial Investors Variable Insurance Trust prospectus which is part of the underlying funds prospectus. The risks and objectives of each TOPS(TM) ETF Protected Portfolio are described in detail in the Northern Lights Variable Trust prospectus which is part of the underlying funds prospectus. If you choose to allocate to more than one allowable sub-account, rebalancing is optional and must be elected by you.

Each allowable Focused Portfolio Strategy or Model, and each allowable sub-account is designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against loss in a declining market.

Effect of Payment of Death Benefit

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

Spousal Continuation

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

Rider Termination

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

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  .  the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

Automatic Payment Phase

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Annuity Payments

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian

                                                                       Page 139

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Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such

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policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 8.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

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ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

      --------------------------------------------------------------------
        ADDITIONAL PAYMENT TYPE     DESCRIPTION OR EXAMPLES OF PAYMENT
      --------------------------------------------------------------------
       Payments for Access or       Access to registered representatives
       Visibility                   and/or broker dealers such as
                                    one-on-one wholesaler visits or
                                    attendance at national/regional sales
                                    meetings or similar events; inclusion
                                    of our products on a broker-dealer's
                                    "preferred list"; participation in or
                                    visibility at national and/or
                                    regional conferences; articles in
                                    broker-dealer or similar publications
                                    promoting our services or products
      --------------------------------------------------------------------
       Payments for Gifts &         Occasional meals and/or
       Entertainment                entertainment, tickets to
                                    sporting/other events, and other
                                    gifts.
      --------------------------------------------------------------------
       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.25% of purchase payments (i.e., base commission plus additional payments).

A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10% to 0.16% is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(R) sub-accounts available through the variable annuity contract.

A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and

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other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to

                                                                       Page 143

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Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the

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general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

                                                                       Page 145

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Withdrawals from the contract may also be subject to income tax and a 10%
penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the

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variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). This annuity contract will no longer be issued to Section 403(b) plans effective
May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. It is also important to consider that current federal law does not recognize same-sex marriages, civil unions or domestic partnerships which may be recognized under the laws of certain states. This means that the tax treatment available to opposite-sex spouses may not be available to same-sex partners. You should consult your tax advisor about these issues if you are in a same sex marriage, civil union or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred

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until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.


The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its funds. Nonetheless, we believe that each fund of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes. If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or the entire taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us.

The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

RULE 12H-7 REPRESENTATION:

Minnesota Life, as depositor of the Variable Annuity Account, is relying upon the requirements set forth in Rule 12h-7 under the Securities Exchange Act of 1934 (the "Securities Exchange Act") to the extent necessary to avoid being subject to periodic reporting obligations under the Securities Exchange Act.

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of a sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an Accumulation Unit. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.21       $1.29      48,418,918
                2010...     $1.12       $1.21      52,170,601
                2009...     $0.98       $1.12      51,815,071
                2008...     $1.15       $0.98      47,883,998
                2007...     $1.14       $1.15      48,118,946
                2006...     $1.10       $1.14      33,514,194
                2005...     $1.09       $1.10      20,858,509
                2004...     $1.05       $1.09      11,919,467
                2003...     $1.00(a)    $1.05       4,050,332
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.98       $1.92      11,686,550
                2010...     $1.59       $1.98      11,774,881
                2009...     $1.18       $1.59      12,327,943
                2008...     $1.89       $1.18      12,218,692
                2007...     $1.78       $1.89       9,622,873
                2006...     $1.64       $1.78       6,746,260
                2005...     $1.48       $1.64       4,210,369
                2004...     $1.29       $1.48       2,242,988
                2003...     $1.00(a)    $1.29         507,973
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.40       $1.40       3,248,431
                2010...     $1.23       $1.40       3,382,452
                2009...     $0.99       $1.23       3,488,975
                2008...     $1.60       $0.99       3,550,566
                2007...     $1.54       $1.60       3,688,436
                2006...     $1.35       $1.54       3,836,976
                2005...     $1.31       $1.35       3,569,303
                2004...     $1.20       $1.31       3,501,409
                2003...     $1.00(a)    $1.20       1,402,754
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.39       $1.37      13,689,403
                2010...     $1.24       $1.39      12,048,924
                2009...     $1.06       $1.24      10,169,360
                2008...     $1.03       $1.06       9,275,061
                2007...     $0.96       $1.03       8,529,734
                2006...     $0.93       $0.96       3,663,256
                2005...     $1.00(o)    $0.93         455,676
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.05       $1.04      11,505,291
                2010...     $1.07       $1.05      12,333,769
                2009...     $1.08       $1.07      14,591,653
                2008...     $1.07       $1.08      15,526,476
                2007...     $1.03       $1.07      12,798,638
                2006...     $1.00       $1.03       9,540,026
                2005...     $0.99       $1.00       7,343,757
                2004...     $0.99       $0.99       3,159,203
                2003...     $1.00(a)    $0.99       3,383,922





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.11       $1.18      11,234,461
                2010...     $1.06       $1.11      12,716,700
                2009...     $0.99       $1.06      12,767,716
                2008...     $1.15       $0.99      13,556,541
                2007...     $1.13       $1.15      16,487,429
                2006...     $1.08       $1.13      12,562,773
                2005...     $1.07       $1.08      10,568,444
                2004...     $1.03       $1.07       7,409,963
                2003...     $1.00(a)    $1.03       2,612,510
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $2.22       $2.31       7,450,847
                2010...     $1.74       $2.22       7,670,170
                2009...     $1.41       $1.74       8,514,923
                2008...     $2.24       $1.41       8,005,637
                2007...     $2.70       $2.24       7,089,461
                2006...     $2.09       $2.70       6,050,238
                2005...     $1.90       $2.09       4,803,277
                2004...     $1.42       $1.90       3,456,938
                2003...     $1.00(a)    $1.42         950,460
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.58       $0.46         482,311
                2010...     $0.56       $0.58         248,219
                2009...     $0.43       $0.56         168,482
                2008...     $0.92       $0.43         152,944
                2007...     $1.00       $0.92          28,309
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.33       $1.36         503,607
                2010...     $1.19       $1.33         558,724
                2009...     $1.02       $1.19         613,414
                2008...     $1.58       $1.02         672,130
                2007...     $1.61       $1.58         809,084
                2006...     $1.39       $1.61         772,992
                2005...     $1.35       $1.39         758,395
                2004...     $1.21       $1.35         818,506
                2003...     $1.00(a)    $1.21         261,738
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.30       $1.30       8,794,334
                2010...     $1.14       $1.30      10,696,319
                2009...     $0.86       $1.14      12,351,540
                2008...     $1.49       $0.86      14,105,922
                2007...     $1.24       $1.49      15,942,258
                2006...     $1.30       $1.24      17,469,933
                2005...     $1.29       $1.30      12,801,249
                2004...     $1.18       $1.29       8,060,562
                2003...     $1.00(a)    $1.18       2,352,141

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.51       $1.51      12,760,001
                2010...     $1.35       $1.51      11,676,291
                2009...     $1.15       $1.35      10,108,573
                2008...     $1.58       $1.15       9,813,911
                2007...     $1.69       $1.58      11,396,807
                2006...     $1.45       $1.69       8,782,744
                2005...     $1.40       $1.45       3,816,015
                2004...     $1.24       $1.40       1,080,553
                2003...     $1.00(a)    $1.24         312,590
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.15       $1.27      13,289,085
                2010...     $1.11       $1.15       8,572,412
                2009...     $1.02       $1.11       3,629,167
                2008...     $1.05       $1.02       1,124,994
                2007...     $1.00(s)    $1.05         154,073
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.82         330,784
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83         268,126
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.91         543,222
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.87         724,644
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.06         582,981
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99         420,847
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76         118,000
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78         771,718
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.83       $1.76       7,419,651
                2010...     $1.59       $1.83       7,615,913
                2009...     $1.19       $1.59       7,642,008
                2008...     $2.09       $1.19       8,629,973
                2007...     $1.81       $2.09       9,343,176
                2006...     $1.64       $1.81       7,688,216
                2005...     $1.42       $1.64       5,312,338
                2004...     $1.25       $1.42       3,078,053
                2003...     $1.00(a)    $1.25       1,141,186
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.38       $1.37      21,352,064
                2010...     $1.21       $1.38      24,915,650
                2009...     $0.95       $1.21      27,284,312
                2008...     $1.67       $0.95      29,577,985
                2007...     $1.67       $1.67      26,600,191
                2006...     $1.41       $1.67      22,919,185
                2005...     $1.35       $1.41      17,786,919
                2004...     $1.23       $1.35      12,175,897
                2003...     $1.00(a)    $1.23       3,848,018
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.16       $1.19       7,122,616
                2010...     $1.03       $1.16       5,287,045
                2009...     $0.73       $1.03       4,128,120
                2008...     $0.98       $0.73       1,397,587
                2007...     $1.00(s)    $0.98          57,424




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.59       $2.28       3,871,704
                2010...     $2.04       $2.59       4,043,785
                2009...     $1.48       $2.04       4,223,520
                2008...     $2.47       $1.48       4,675,831
                2007...     $2.17       $2.47       5,434,177
                2006...     $1.95       $2.17       4,567,617
                2005...     $1.68       $1.95       3,708,571
                2004...     $1.36       $1.68       2,423,114
                2003...     $1.00(a)    $1.36       1,038,040
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.33       $1.30         492,369
                2010...     $1.21       $1.33         446,561
                2009...     $0.94       $1.21         483,216
                2008...     $1.46       $0.94         564,094
                2007...     $1.39       $1.46         744,188
                2006...     $1.27       $1.39         832,026
                2005...     $1.27       $1.27         836,888
                2004...     $1.19       $1.27         625,835
                2003...     $1.00(a)    $1.19         195,555
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.97       $0.93       4,710,281
                2010...     $0.77       $0.97       3,842,778
                2009...     $0.60       $0.77       2,902,356
                2008...     $0.91       $0.60       1,603,585
                2007...     $1.00(s)    $0.91          52,133
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.76       $1.65         890,218
                2010...     $1.40       $1.76       1,042,458
                2009...     $0.98       $1.40       1,173,548
                2008...     $1.73       $0.98       1,305,943
                2007...     $1.58       $1.73       1,388,660
                2006...     $1.47       $1.58       1,257,807
                2005...     $1.42       $1.47       1,128,904
                2004...     $1.29       $1.42       1,095,875
                2003...     $1.00(a)    $1.29         416,055
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.50       $1.47       2,926,576
                2010...     $1.37       $1.50       2,718,124
                2009...     $1.10       $1.37       2,644,102
                2008...     $1.77       $1.10       2,871,702
                2007...     $1.73       $1.77       2,995,238
                2006...     $1.48       $1.73       1,975,878
                2005...     $1.35       $1.48       1,063,302
                2004...     $1.21       $1.35         733,543
                2003...     $1.00(a)    $1.21         287,026
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.39       $2.82       2,463,826
                2010...     $2.92       $3.39       2,498,289
                2009...     $1.71       $2.92       2,656,049
                2008...     $3.66       $1.71       3,225,871
                2007...     $2.88       $3.66       3,143,808
                2006...     $2.27       $2.88       3,106,321
                2005...     $1.81       $2.27       1,929,404
                2004...     $1.47       $1.81         967,328
                2003...     $1.00(a)    $1.47         299,235
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.07       5,159,798
                2010...     $1.00       $1.02       2,185,960
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.84       $0.79       1,356,079
                2010...     $0.73       $0.84         675,400
                2009...     $0.59       $0.73         369,474
                2008...     $0.94       $0.59         267,131
                2007...     $1.00(s)    $0.94          72,541

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.95       $0.93      28,209,115
                2010...     $0.86       $0.95      27,345,147
                2009...     $0.73       $0.86      20,164,928
                2008...     $0.97       $0.73       7,044,293
                2007...     $1.00(s)    $0.97         948,553
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.06       $1.08       5,162,783
                2010...     $1.00       $1.06       2,447,026
                2009...     $0.94       $1.00       1,738,691
                2008...     $1.01       $0.94         848,083
                2007...     $1.00(s)    $1.01          82,427
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.89       $0.85      12,789,351
                2010...     $0.79       $0.89      14,762,120
                2009...     $0.64       $0.79      14,354,216
                2008...     $0.95       $0.64       8,868,669
                2007...     $1.00(s)    $0.95         588,114
               IBBOTSON INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.00       $1.00      12,297,133
                2010...     $0.92       $1.00       9,692,411
                2009...     $0.83       $0.92       5,751,517
                2008...     $0.99       $0.83         882,749
                2007...     $1.00(s)    $0.99         159,543
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.29       $1.17       1,831,203
                2010...     $1.14       $1.29       1,961,230
                2009...     $0.95       $1.14       2,187,691
                2008...     $1.68       $0.95       2,257,944
                2007...     $1.52       $1.68       2,350,542
                2006...     $1.41       $1.52       1,623,587
                2005...     $1.36       $1.41         243,875
                2004...     $1.23       $1.36         248,112
                2003...     $1.00(a)    $1.23         138,031
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.45       $1.43         194,939
                2010...     $1.34       $1.45         143,951
                2009...     $1.06       $1.34         147,857
                2008...     $1.54       $1.06         142,052
                2007...     $1.45       $1.54         111,928
                2006...     $1.27       $1.45          96,828
                2005...     $1.22       $1.27         105,613
                2004...     $1.17       $1.22          87,864
                2003...     $1.00(a)    $1.17          37,859
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.95       $0.93       5,832,175
                2010...     $0.75       $0.95       4,807,829
                2009...     $0.63       $0.75       4,009,969
                2008...     $0.92       $0.63       2,017,863
                2007...     $1.00       $0.92           7,920
               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.52       $1.41         421,307
                2010...     $1.29       $1.52          92,601
                2009...     $0.79       $1.29          81,350
                2008...     $1.57       $0.79          25,834
                2007...     $1.36       $1.57          22,954
                2006...     $1.34       $1.36          34,764
                2005...     $1.26       $1.34          45,837
                2004...     $1.19       $1.26          53,734
                2003...     $1.00(a)    $1.19          45,797




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.49       $1.44       3,680,465
                2010...     $1.30       $1.49       2,182,921
                2009...     $1.03       $1.30       1,095,183
                2008...     $1.62       $1.03       1,193,482
                2007...     $1.68       $1.62       1,243,723
                2006...     $1.46       $1.68       1,359,859
                2005...     $1.42       $1.46       1,244,736
                2004...     $1.23       $1.42         705,527
                2003...     $1.00(a)    $1.23         202,627
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.16       $1.12         337,326
                2010...     $1.09       $1.16         332,108
                2009...     $0.82       $1.09         388,062
                2008...     $1.36       $0.82         488,993
                2007...     $1.35       $1.36         548,771
                2006...     $1.24       $1.35         574,036
                2005...     $1.19       $1.24         553,543
                2004...     $1.12       $1.19         588,181
                2003...     $1.00(a)    $1.12         260,103
               INVESCO VAN KAMPEN V.I. GROWTH AND
                INCOME SUB-ACCOUNT(GG):
                2011...     $1.57       $1.51         967,371
                2010...     $1.41       $1.57       1,066,943
                2009...     $1.15       $1.41         886,046
                2008...     $1.72       $1.15         919,116
                2007...     $1.70       $1.72         889,008
                2006...     $1.48       $1.70         820,853
                2005...     $1.37       $1.48         452,178
                2004...     $1.21       $1.37         187,806
                2003...     $1.00(a)    $1.21          53,413
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.91       $0.91         181,531
                2010...     $0.75       $0.91          95,179
                2009...     $0.55       $0.75          12,145
                2008...     $0.95       $0.55          10,870
                2007...     $1.00(s)    $0.95           3,000
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.39       $2.19       9,508,069
                2010...     $2.23       $2.39       8,427,034
                2009...     $1.80       $2.23       7,522,615
                2008...     $2.46       $1.80       6,750,393
                2007...     $1.73       $2.46       6,276,027
                2006...     $1.45       $1.73       4,486,389
                2005...     $1.18       $1.45       1,589,016
                2004...     $1.06       $1.18         431,560
                2003...     $1.00(b)    $1.06          89,344
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.48       $1.51       1,167,500
                2010...     $1.28       $1.48       1,048,635
                2009...     $1.14       $1.28       1,342,970
                2008...     $1.47       $1.14       1,414,020
                2007...     $1.31       $1.47       1,371,834
                2006...     $1.19       $1.31       1,433,432
                2005...     $1.15       $1.19       1,288,429
                2004...     $1.06       $1.15       1,242,649
                2003...     $1.00(c)    $1.06         182,287

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.56       $1.56       1,038,438
                2010...     $1.30       $1.56         582,254
                2009...     $1.06       $1.30         476,120
                2008...     $1.65       $1.06         330,945
                2007...     $1.46       $1.65         275,157
                2006...     $1.27       $1.46         252,261
                2005...     $1.18       $1.27         150,752
                2004...     $1.09       $1.18          87,243
                2003...     $1.00(d)    $1.09          46,268
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.66       $1.29       3,360,676
                2010...     $1.44       $1.66       2,762,869
                2009...     $0.84       $1.44       2,416,111
                2008...     $2.20       $0.84       2,110,306
                2007...     $1.55       $2.20       2,073,223
                2006...     $1.25       $1.55       1,333,276
                2005...     $1.00(o)    $1.25         525,794
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.36       $1.37      18,807,710
                2010...     $1.22       $1.36      19,299,678
                2009...     $0.97       $1.22      18,316,890
                2008...     $1.54       $0.97      16,830,092
                2007...     $1.24       $1.54      13,613,389
                2006...     $1.19       $1.24      10,186,222
                2005...     $1.09       $1.19       2,926,186
                2004...     $1.06       $1.09         408,391
                2003...     $1.00(e)    $1.06          52,097
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.23       $1.90      18,385,073
                2010...     $1.98       $2.23      17,143,516
                2009...     $1.46       $1.98      16,969,418
                2008...     $2.56       $1.46      17,668,990
                2007...     $2.36       $2.56      15,189,892
                2006...     $1.84       $2.36      13,200,487
                2005...     $1.68       $1.84       9,171,847
                2004...     $1.38       $1.68       5,193,099
                2003...     $1.00(f)    $1.38       1,620,424
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.70       $1.56       3,563,242
                2010...     $1.50       $1.70       1,916,461
                2009...     $1.20       $1.50         730,306
                2008...     $2.09       $1.20         883,764
                2007...     $1.75       $2.09         920,302
                2006...     $1.46       $1.75         921,933
                2005...     $1.27       $1.46         679,819
                2004...     $1.13       $1.27         463,586
                2003...     $1.00(b)    $1.13         209,044
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.27       $2.09         432,613
                2010...     $1.63       $2.27         353,274
                2009...     $1.17       $1.63         337,041
                2008...     $2.27       $1.17         379,332
                2007...     $2.16       $2.27         361,770
                2006...     $1.95       $2.16         426,209
                2005...     $1.63       $1.95         406,914
                2004...     $1.50       $1.63         447,856
                2003...     $1.00(g)    $1.50         250,685
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.70       $1.67         494,072
                2010...     $1.31       $1.70         231,866
                2009...     $0.90       $1.31         178,342
                2008...     $1.44       $0.90          69,522
                2007...     $1.29       $1.44          66,127
                2006...     $1.20       $1.29          51,449
                2005...     $1.00(o)    $1.20          14,252




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.98       $1.85       1,207,055
                2010...     $1.78       $1.98       1,093,391
                2009...     $1.25       $1.78         994,130
                2008...     $1.92       $1.25         952,995
                2007...     $1.56       $1.92       1,171,711
                2006...     $1.46       $1.56         611,958
                2005...     $1.26       $1.46         608,978
                2004...     $1.10       $1.26         329,343
                2003...     $1.00(b)    $1.10          50,270
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.61       $1.42       2,836,602
                2010...     $1.26       $1.61       2,673,878
                2009...     $0.95       $1.26       2,735,285
                2008...     $1.58       $0.95       3,027,675
                2007...     $1.41       $1.58       2,720,733
                2006...     $1.36       $1.41       2,225,731
                2005...     $1.22       $1.36       1,282,022
                2004...     $1.08       $1.22         734,842
                2003...     $1.00(b)    $1.08         247,050
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.10       $1.81       5,044,484
                2010...     $1.68       $2.10       5,329,223
                2009...     $1.32       $1.68       6,027,360
                2008...     $1.80       $1.32       6,840,939
                2007...     $1.90       $1.80       7,110,184
                2006...     $1.65       $1.90       5,599,389
                2005...     $1.60       $1.65       4,239,998
                2004...     $1.41       $1.60       2,432,793
                2003...     $1.00(i)    $1.41         529,377
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.43       $1.31         995,410
                2010...     $1.22       $1.43         676,764
                2009...     $0.98       $1.22         449,171
                2008...     $1.49       $0.98         443,890
                2007...     $1.48       $1.49         449,815
                2006...     $1.29       $1.48         450,596
                2005...     $1.25       $1.29         471,374
                2004...     $1.10       $1.25         376,198
                2003...     $1.00(j)    $1.10          69,674
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.65       $1.65       4,355,591
                2010...     $1.54       $1.65       4,142,513
                2009...     $1.24       $1.54       3,509,989
                2008...     $1.50       $1.24       4,304,773
                2007...     $1.38       $1.50       4,258,890
                2006...     $1.26       $1.38       3,321,846
                2005...     $1.19       $1.26       1,770,552
                2004...     $1.11       $1.19       1,000,508
                2003...     $1.00(a)    $1.11         320,021
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.79       $1.65       2,923,571
                2010...     $1.70       $1.79       3,018,378
                2009...     $1.18       $1.70       2,744,939
                2008...     $2.15       $1.18       2,546,305
                2007...     $1.59       $2.15       2,173,935
                2006...     $1.47       $1.59       1,649,793
                2005...     $1.33       $1.47         969,860
                2004...     $1.14       $1.33         490,845
                2003...     $1.00(a)    $1.14          75,843

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.78       $2.53       9,198,560
                2010...     $3.06       $3.78       8,077,580
                2009...     $1.73       $3.06       8,686,829
                2008...     $3.67       $1.73       9,785,997
                2007...     $2.90       $3.67       6,989,389
                2006...     $2.00       $2.90       5,118,011
                2005...     $1.53       $2.00       2,425,839
                2004...     $1.31       $1.53       1,357,080
                2003...     $1.00(a)    $1.31         211,619
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.01       $0.97       4,182,183
                2010...     $0.89       $1.01       3,109,873
                2009...     $0.67       $0.89       2,030,405
                2008...     $0.95       $0.67       1,127,248
                2007...     $1.00(s)    $0.95           8,020
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.41       $1.40       9,940,079
                2010...     $1.27       $1.41       9,013,392
                2009...     $0.92       $1.27       7,475,220
                2008...     $1.48       $0.92       6,155,841
                2007...     $1.35       $1.48       2,663,281
                2006...     $1.28       $1.35         249,928
                2005...     $1.24       $1.28         215,962
                2004...     $1.15       $1.24         213,414
                2003...     $1.00(a)    $1.15         229,166
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.38       $1.28         147,140
                2010...     $1.08       $1.38         140,074
                2009...     $0.77       $1.08         125,388
                2008...     $1.62       $0.77         110,458
                2007...     $1.49       $1.62         135,748
                2006...     $1.48       $1.49         249,154
                2005...     $1.45       $1.48         271,698
                2004...     $1.29       $1.45         336,594
                2003...     $1.00(a)    $1.29         105,746
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $2.04       $1.81       1,282,976
                2010...     $1.52       $2.04       1,251,643
                2009...     $0.94       $1.52       1,467,352
                2008...     $1.58       $0.94       1,717,399
                2007...     $1.56       $1.58       2,042,933
                2006...     $1.40       $1.56       2,253,749
                2005...     $1.35       $1.40       2,360,130
                2004...     $1.29       $1.35       2,214,794
                2003...     $1.00(a)    $1.29         780,498
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.59       $1.57      18,576,262
                2010...     $1.45       $1.59      17,527,385
                2009...     $1.20       $1.45      15,204,223
                2008...     $1.80       $1.20      11,111,684
                2007...     $1.70       $1.80       4,671,717
                2006...     $1.43       $1.70         737,678
                2005...     $1.35       $1.43         517,851
                2004...     $1.19       $1.35         429,318
                2003...     $1.00(a)    $1.19         146,463
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.82       $0.66       4,701,864
                2010...     $0.70       $0.82       3,094,080
                2009...     $0.41       $0.70       2,139,316
                2008...     $0.97       $0.41       1,077,716
                2007...     $1.00(s)    $0.97         196,735




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.91       $0.87         163,173
                2010...     $0.75       $0.91          76,649
                2009...     $0.58       $0.75          39,359
                2008...     $0.96       $0.58          44,168
                2007...     $1.00(s)    $0.96          12,411
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.32       $1.29         524,826
                2010...     $1.23       $1.32         561,723
                2009...     $0.86       $1.23         620,350
                2008...     $1.60       $0.86         654,508
                2007...     $1.42       $1.60         744,775
                2006...     $1.34       $1.42         828,465
                2005...     $1.29       $1.34         742,315
                2004...     $1.23       $1.29         673,525
                2003...     $1.00(a)    $1.23         289,222
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.41       $0.39      19,937,969
                2010...     $0.36       $0.41      22,053,508
                2009...     $0.29       $0.36      24,369,540
                2008...     $1.38       $0.29      19,028,320
                2007...     $1.40       $1.38      11,888,614
                2006...     $1.30       $1.40       8,662,620
                2005...     $1.29       $1.30       5,728,386
                2004...     $1.20       $1.29       3,216,830
                2003...     $1.00(a)    $1.20         998,460
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.91       $0.88         168,347
                2010...     $0.75       $0.91         143,636
                2009...     $0.56       $0.75         115,721
                2008...     $0.91       $0.56          68,773
                2007...     $1.00(s)    $0.91          10,657
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.30       $2.10         583,829
                2010...     $2.03       $2.30         548,899
                2009...     $1.48       $2.03         597,372
                2008...     $2.63       $1.48         623,003
                2007...     $2.36       $2.63         667,258
                2006...     $1.85       $2.36         713,143
                2005...     $1.63       $1.85         643,404
                2004...     $1.40       $1.63         673,232
                2003...     $1.00(a)    $1.40         223,759
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.02       $1.02       9,223,569
                2010...     $1.00       $1.02       3,988,054
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.06      18,030,721
                2010...     $1.00       $1.03       6,549,694
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.23       $1.24         432,012
                2010...     $1.11       $1.23         251,120
                2009...     $0.87       $1.11         258,445
                2008...     $1.59       $0.87         281,879
                2007...     $1.69       $1.59         511,524
                2006...     $1.48       $1.69         361,239
                2005...     $1.41       $1.48         290,135
                2004...     $1.24       $1.41         244,416
                2003...     $1.00(a)    $1.24          93,432

1.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.28       $1.20         336,904
                2010...     $1.13       $1.28         470,362
                2009...     $0.88       $1.13         495,850
                2008...     $1.45       $0.88         829,124
                2007...     $1.56       $1.45         856,683
                2006...     $1.37       $1.56         787,841
                2005...     $1.31       $1.37         610,385
                2004...     $1.20       $1.31         440,423
                2003...     $1.00(a)    $1.20         184,694
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.59       $1.30         855,221
                2010...     $1.46       $1.59       1,006,131
                2009...     $1.18       $1.46       1,132,584
                2008...     $2.14       $1.18       1,295,862
                2007...     $2.00       $2.14       1,479,790
                2006...     $1.58       $2.00       1,617,912
                2005...     $1.43       $1.58       1,928,701
                2004...     $1.24       $1.43       1,894,571
                2003...     $1.00(a)    $1.24       1,007,114
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.55       $1.45         138,221
                2010...     $1.31       $1.55          86,761
                2009...     $1.00       $1.31          84,939
                2008...     $1.66       $1.00         143,649
                2007...     $1.59       $1.66         138,017
                2006...     $1.48       $1.59          39,821
                2005...     $1.36       $1.48          35,583
                2004...     $1.25       $1.36          35,473
                2003...     $1.00(a)    $1.25          21,906
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.66       $1.35       1,146,897
                2010...     $1.39       $1.66         523,013
                2009...     $0.86       $1.39         215,109
                2008...     $1.38       $0.86         150,750
                2007...     $1.33       $1.38         145,602
                2006...     $1.27       $1.33         244,923
                2005...     $1.22       $1.27         270,795
                2004...     $1.17       $1.22         134,217
                2003...     $1.00(a)    $1.17          85,961



1.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.20       $1.28      11,897,194
                2010...     $1.11       $1.20      13,497,723
                2009...     $0.97       $1.11      13,960,868
                2008...     $1.14       $0.97      13,486,772
                2007...     $1.13       $1.14      15,160,550
                2006...     $1.09       $1.13      11,182,508
                2005...     $1.08       $1.09       8,486,248
                2004...     $1.04       $1.08       5,158,518
                2003...     $1.00(a)    $1.04       2,310,981
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.96       $1.89       2,730,528
                2010...     $1.58       $1.96       3,011,571
                2009...     $1.17       $1.58       3,388,379
                2008...     $1.87       $1.17       3,694,654
                2007...     $1.77       $1.87       3,382,908
                2006...     $1.63       $1.77       2,575,873
                2005...     $1.48       $1.63       1,924,438
                2004...     $1.29       $1.48       1,129,429
                2003...     $1.00(a)    $1.29         317,549




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.38       $1.38         918,705
                2010...     $1.22       $1.38         923,906
                2009...     $0.98       $1.22         942,434
                2008...     $1.59       $0.98       1,106,014
                2007...     $1.53       $1.59       1,516,239
                2006...     $1.35       $1.53       1,590,078
                2005...     $1.31       $1.35       1,551,330
                2004...     $1.20       $1.31       1,452,530
                2003...     $1.00(a)    $1.20         580,863
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.38       $1.36       2,900,819
                2010...     $1.23       $1.38       2,721,463
                2009...     $1.06       $1.23       2,691,579
                2008...     $1.03       $1.06       2,388,583
                2007...     $0.95       $1.03       2,192,905
                2006...     $0.93       $0.95         958,309
                2005...     $1.00(o)    $0.93          97,410
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.04       $1.03       2,563,367
                2010...     $1.06       $1.04       3,173,875
                2009...     $1.07       $1.06       2,871,616
                2008...     $1.06       $1.07       4,674,406
                2007...     $1.03       $1.06       3,998,073
                2006...     $1.00       $1.03       2,566,935
                2005...     $0.99       $1.00       2,537,178
                2004...     $0.99       $0.99       1,683,971
                2003...     $1.00(a)    $0.99         824,412
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.10       $1.16       2,870,695
                2010...     $1.05       $1.10       3,386,171
                2009...     $0.98       $1.05       3,384,255
                2008...     $1.14       $0.98       3,517,917
                2007...     $1.12       $1.14       4,526,118
                2006...     $1.08       $1.12       3,931,682
                2005...     $1.06       $1.08       3,374,319
                2004...     $1.03       $1.06       2,715,037
                2003...     $1.00(a)    $1.03       1,619,373
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $2.19       $2.28       2,000,358
                2010...     $1.72       $2.19       2,210,290
                2009...     $1.40       $1.72       2,589,277
                2008...     $2.23       $1.40       2,604,412
                2007...     $2.68       $2.23       2,664,447
                2006...     $2.08       $2.68       2,383,375
                2005...     $1.90       $2.08       2,080,831
                2004...     $1.42       $1.90       1,631,551
                2003...     $1.00(a)    $1.42         550,986
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.58       $0.46         140,432
                2010...     $0.56       $0.58         109,622
                2009...     $0.42       $0.56         110,054
                2008...     $0.92       $0.42          50,692
                2007...     $1.00       $0.92          13,930
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.32       $1.34         218,969
                2010...     $1.17       $1.32         259,116
                2009...     $1.01       $1.17         311,964
                2008...     $1.57       $1.01         351,224
                2007...     $1.60       $1.57         346,466
                2006...     $1.39       $1.60         301,322
                2005...     $1.34       $1.39         297,018
                2004...     $1.21       $1.34         257,536
                2003...     $1.00(a)    $1.21         167,610

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.29       $1.28       3,157,654
                2010...     $1.13       $1.29       3,884,726
                2009...     $0.85       $1.13       4,431,107
                2008...     $1.47       $0.85       5,338,398
                2007...     $1.24       $1.47       6,322,688
                2006...     $1.30       $1.24       6,592,468
                2005...     $1.29       $1.30       5,504,348
                2004...     $1.18       $1.29       3,608,359
                2003...     $1.00(a)    $1.18       1,564,450
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.49       $1.49       3,140,645
                2010...     $1.34       $1.49       3,154,759
                2009...     $1.13       $1.34       3,365,874
                2008...     $1.57       $1.13       3,486,274
                2007...     $1.68       $1.57       3,937,219
                2006...     $1.44       $1.68       3,198,081
                2005...     $1.39       $1.44       1,694,824
                2004...     $1.24       $1.39         924,798
                2003...     $1.00(a)    $1.24         149,145
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.15       $1.26       2,789,888
                2010...     $1.11       $1.15       1,746,454
                2009...     $1.02       $1.11         755,470
                2008...     $1.05       $1.02         315,944
                2007...     $1.00(s)    $1.05          43,636
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81          56,765
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83          24,691
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.91         119,017
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.87          66,969
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.06       1,118,702
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99          70,258
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76           7,241
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78          55,697
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.81       $1.74       2,394,000
                2010...     $1.57       $1.81       2,592,279
                2009...     $1.18       $1.57       2,774,309
                2008...     $2.08       $1.18       2,866,070
                2007...     $1.80       $2.08       3,122,853
                2006...     $1.63       $1.80       2,917,848
                2005...     $1.42       $1.63       1,966,384
                2004...     $1.25       $1.42       1,095,190
                2003...     $1.00(a)    $1.25         259,738
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.36       $1.35       6,340,622
                2010...     $1.20       $1.36       7,818,765
                2009...     $0.94       $1.20       8,541,006
                2008...     $1.66       $0.94       9,351,396
                2007...     $1.66       $1.66       9,341,506
                2006...     $1.40       $1.66       8,340,655
                2005...     $1.35       $1.40       7,251,137
                2004...     $1.23       $1.35       4,911,473
                2003...     $1.00(a)    $1.23       2,223,503




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.15       $1.18       1,434,099
                2010...     $1.03       $1.15       1,228,372
                2009...     $0.73       $1.03       1,190,899
                2008...     $0.98       $0.73         449,315
                2007...     $1.00(s)    $0.98          63,706
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.56       $2.25       1,335,188
                2010...     $2.02       $2.56       1,826,115
                2009...     $1.46       $2.02       2,091,378
                2008...     $2.45       $1.46       2,259,868
                2007...     $2.16       $2.45       2,478,175
                2006...     $1.95       $2.16       2,390,509
                2005...     $1.67       $1.95       1,978,108
                2004...     $1.36       $1.67       1,450,448
                2003...     $1.00(a)    $1.36         690,554
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.32       $1.28         435,286
                2010...     $1.20       $1.32         563,298
                2009...     $0.94       $1.20         730,865
                2008...     $1.45       $0.94         721,627
                2007...     $1.38       $1.45         729,961
                2006...     $1.26       $1.38         697,531
                2005...     $1.27       $1.26         656,498
                2004...     $1.19       $1.27         437,111
                2003...     $1.00(a)    $1.19         100,484
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.97       $0.92         825,351
                2010...     $0.77       $0.97         649,490
                2009...     $0.60       $0.77         557,201
                2008...     $0.91       $0.60         288,350
                2007...     $1.00(s)    $0.91              --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.74       $1.63         410,683
                2010...     $1.38       $1.74         443,722
                2009...     $0.97       $1.38         533,625
                2008...     $1.72       $0.97         510,505
                2007...     $1.57       $1.72         620,970
                2006...     $1.46       $1.57         473,441
                2005...     $1.41       $1.46         495,260
                2004...     $1.28       $1.41         452,413
                2003...     $1.00(a)    $1.28         200,483
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.48       $1.45         828,340
                2010...     $1.35       $1.48         953,370
                2009...     $1.09       $1.35         981,352
                2008...     $1.75       $1.09       1,111,912
                2007...     $1.72       $1.75       1,284,209
                2006...     $1.47       $1.72       1,074,999
                2005...     $1.35       $1.47         822,813
                2004...     $1.21       $1.35         631,624
                2003...     $1.00(a)    $1.21         181,452
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.35       $2.78         856,842
                2010...     $2.89       $3.35         914,992
                2009...     $1.70       $2.89       1,033,389
                2008...     $3.63       $1.70       1,229,138
                2007...     $2.86       $3.63       1,245,857
                2006...     $2.26       $2.86       1,203,350
                2005...     $1.80       $2.26         837,886
                2004...     $1.46       $1.80         364,793
                2003...     $1.00(a)    $1.46         151,859
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.07         833,207
                2010...     $1.00       $1.02         275,955

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.84       $0.79         191,837
                2010...     $0.73       $0.84         122,460
                2009...     $0.59       $0.73          33,996
                2008...     $0.94       $0.59          12,241
                2007...     $1.00(s)    $0.94           3,708
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.95       $0.93       6,317,924
                2010...     $0.85       $0.95       6,066,487
                2009...     $0.73       $0.85       3,548,453
                2008...     $0.97       $0.73       1,135,515
                2007...     $1.00(s)    $0.97         277,406
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.05       $1.07       1,273,823
                2010...     $0.99       $1.05         959,558
                2009...     $0.94       $0.99         429,075
                2008...     $1.01       $0.94         130,818
                2007...     $1.00(s)    $1.01              --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.89       $0.84       1,559,413
                2010...     $0.78       $0.89       1,468,181
                2009...     $0.64       $0.78       1,889,704
                2008...     $0.95       $0.64         865,190
                2007...     $1.00(s)    $0.95          77,329
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.99       $0.99       6,043,801
                2010...     $0.92       $0.99       4,195,265
                2009...     $0.83       $0.92       1,976,033
                2008...     $0.99       $0.83       1,219,186
                2007...     $1.00(s)    $0.99         243,324
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.14       $1.11         148,966
                2010...     $1.08       $1.14         144,399
                2009...     $0.82       $1.08         131,874
                2008...     $1.35       $0.82         137,838
                2007...     $1.34       $1.35         156,668
                2006...     $1.23       $1.34         159,762
                2005...     $1.19       $1.23         177,349
                2004...     $1.12       $1.19         170,466
                2003...     $1.00(a)    $1.12          15,941
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.28       $1.16         631,428
                2010...     $1.13       $1.28         749,873
                2009...     $0.94       $1.13         738,222
                2008...     $1.67       $0.94         875,302
                2007...     $1.51       $1.67         856,871
                2006...     $1.41       $1.51         920,561
                2005...     $1.35       $1.41         483,854
                2004...     $1.23       $1.35         284,645
                2003...     $1.00(a)    $1.23         118,549
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.43       $1.41          93,321
                2010...     $1.33       $1.43          59,676
                2009...     $1.05       $1.33          62,063
                2008...     $1.53       $1.05          58,151
                2007...     $1.44       $1.53          57,671
                2006...     $1.27       $1.44          52,467
                2005...     $1.22       $1.27          55,657
                2004...     $1.17       $1.22          49,017
                2003...     $1.00(a)    $1.17          32,726




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.94       $0.92         847,090
                2010...     $0.74       $0.94         654,005
                2009...     $0.62       $0.74         573,935
                2008...     $0.92       $0.62         275,741
                2007...     $1.00       $0.92          10,525
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.50       $1.39          26,853
                2010...     $1.27       $1.50          15,194
                2009...     $0.78       $1.27          17,181
                2008...     $1.55       $0.78          28,490
                2007...     $1.35       $1.55           7,422
                2006...     $1.33       $1.35         166,492
                2005...     $1.26       $1.33         151,456
                2004...     $1.19       $1.26          82,490
                2003...     $1.00(a)    $1.19          33,590
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.47       $1.42       1,091,899
                2010...     $1.29       $1.47         812,362
                2009...     $1.02       $1.29         734,979
                2008...     $1.61       $1.02         911,105
                2007...     $1.67       $1.61         991,699
                2006...     $1.46       $1.67       1,591,855
                2005...     $1.42       $1.46       1,516,246
                2004...     $1.22       $1.42         908,628
                2003...     $1.00(a)    $1.22         345,832
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.55       $1.49         399,615
                2010...     $1.40       $1.55         497,280
                2009...     $1.14       $1.40         778,220
                2008...     $1.71       $1.14         761,808
                2007...     $1.69       $1.71         636,593
                2006...     $1.48       $1.69         611,730
                2005...     $1.36       $1.48         565,198
                2004...     $1.21       $1.36         292,950
                2003...     $1.00(a)    $1.21          88,941
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.91       $0.90          15,659
                2010...     $0.75       $0.91          10,280
                2009...     $0.55       $0.75           3,595
                2008...     $0.95       $0.55           2,600
                2007...     $1.00(s)    $0.95              --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.36       $2.16       2,099,333
                2010...     $2.21       $2.36       2,259,782
                2009...     $1.79       $2.21       2,141,317
                2008...     $2.44       $1.79       1,976,889
                2007...     $1.72       $2.44       1,639,480
                2006...     $1.45       $1.72         896,682
                2005...     $1.18       $1.45         407,361
                2004...     $1.06       $1.18         149,437
                2003...     $1.00(b)    $1.06             198
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.47       $1.49         432,378
                2010...     $1.27       $1.47         409,578
                2009...     $1.14       $1.27         418,382
                2008...     $1.46       $1.14         499,991
                2007...     $1.30       $1.46         684,971
                2006...     $1.18       $1.30         694,301
                2005...     $1.14       $1.18         628,717
                2004...     $1.06       $1.14         532,789
                2003...     $1.00(c)    $1.06          65,760

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.54       $1.54         188,187
                2010...     $1.29       $1.54         171,300
                2009...     $1.06       $1.29         189,460
                2008...     $1.64       $1.06         205,547
                2007...     $1.46       $1.64         229,585
                2006...     $1.26       $1.46         184,112
                2005...     $1.17       $1.26          76,509
                2004...     $1.09       $1.17          50,870
                2003...     $1.00(d)    $1.09          43,478
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.65       $1.28       1,109,710
                2010...     $1.43       $1.65       1,091,808
                2009...     $0.83       $1.43       1,151,140
                2008...     $2.19       $0.83         965,881
                2007...     $1.55       $2.19         605,879
                2006...     $1.25       $1.55         291,183
                2005...     $1.00(o)    $1.25         130,524
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.34       $1.35       4,191,619
                2010...     $1.21       $1.34       4,657,745
                2009...     $0.96       $1.21       4,594,438
                2008...     $1.53       $0.96       4,356,626
                2007...     $1.23       $1.53       4,054,688
                2006...     $1.19       $1.23       2,942,310
                2005...     $1.08       $1.19       1,105,821
                2004...     $1.06       $1.08         223,799
                2003...     $1.00(e)    $1.06          79,652
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.20       $1.87       4,436,015
                2010...     $1.96       $2.20       4,585,659
                2009...     $1.45       $1.96       4,852,274
                2008...     $2.54       $1.45       5,185,923
                2007...     $2.35       $2.54       4,916,952
                2006...     $1.83       $2.35       4,421,082
                2005...     $1.67       $1.83       3,796,446
                2004...     $1.38       $1.67       2,306,885
                2003...     $1.00(f)    $1.38         808,741
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.68       $1.54         764,566
                2010...     $1.49       $1.68         372,395
                2009...     $1.19       $1.49         231,342
                2008...     $2.08       $1.19         313,901
                2007...     $1.74       $2.08         327,698
                2006...     $1.46       $1.74         305,687
                2005...     $1.27       $1.46         250,536
                2004...     $1.13       $1.27         207,174
                2003...     $1.00(b)    $1.13          70,932
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.24       $2.06         123,996
                2010...     $1.61       $2.24         144,900
                2009...     $1.16       $1.61         159,029
                2008...     $2.26       $1.16         181,059
                2007...     $2.15       $2.26         177,821
                2006...     $1.94       $2.15         175,916
                2005...     $1.63       $1.94         158,321
                2004...     $1.50       $1.63         183,198
                2003...     $1.00(g)    $1.50         108,900




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.69       $1.66         164,160
                2010...     $1.30       $1.69          96,501
                2009...     $0.90       $1.30          40,671
                2008...     $1.43       $0.90          18,292
                2007...     $1.29       $1.43          22,906
                2006...     $1.20       $1.29          14,270
                2005...     $1.00(o)    $1.20           2,915
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.96       $1.82         491,374
                2010...     $1.76       $1.96         465,561
                2009...     $1.24       $1.76         484,944
                2008...     $1.90       $1.24         446,016
                2007...     $1.55       $1.90         392,135
                2006...     $1.46       $1.55         345,611
                2005...     $1.26       $1.46         275,524
                2004...     $1.10       $1.26         176,188
                2003...     $1.00(b)    $1.10             189
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.59       $1.40         755,449
                2010...     $1.25       $1.59         852,538
                2009...     $0.94       $1.25         943,709
                2008...     $1.57       $0.94       1,019,073
                2007...     $1.40       $1.57         985,866
                2006...     $1.35       $1.40         828,204
                2005...     $1.21       $1.35         567,530
                2004...     $1.08       $1.21         283,185
                2003...     $1.00(h)    $1.08          24,766
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.07       $1.78       1,575,785
                2010...     $1.66       $2.07       1,776,058
                2009...     $1.30       $1.66       2,009,898
                2008...     $1.79       $1.30       2,345,233
                2007...     $1.89       $1.79       2,584,782
                2006...     $1.64       $1.89       2,151,293
                2005...     $1.60       $1.64       1,625,997
                2004...     $1.41       $1.60         829,993
                2003...     $1.00(i)    $1.41         194,880
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.42       $1.30         178,920
                2010...     $1.21       $1.42         224,507
                2009...     $0.97       $1.21         149,019
                2008...     $1.49       $0.97         141,353
                2007...     $1.48       $1.49         212,811
                2006...     $1.28       $1.48         177,112
                2005...     $1.24       $1.28         187,132
                2004...     $1.10       $1.24         109,260
                2003...     $1.00(j)    $1.10          16,664
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.63       $1.63         912,211
                2010...     $1.53       $1.63         945,459
                2009...     $1.23       $1.53         910,694
                2008...     $1.49       $1.23         974,916
                2007...     $1.37       $1.49         978,608
                2006...     $1.26       $1.37         886,029
                2005...     $1.18       $1.26         425,770
                2004...     $1.11       $1.18         258,244
                2003...     $1.00(a)    $1.11          54,872
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.77       $1.63       1,791,030
                2010...     $1.69       $1.77       2,309,015
                2009...     $1.17       $1.69       2,159,565
                2008...     $2.13       $1.17       2,100,070
                2007...     $1.58       $2.13       1,804,287
                2006...     $1.47       $1.58         888,752
                2005...     $1.32       $1.47         654,822
                2004...     $1.14       $1.32         266,491
                2003...     $1.00(a)    $1.14          75,522

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.74       $2.49       2,325,809
                2010...     $3.03       $3.74       2,499,283
                2009...     $1.72       $3.03       2,745,288
                2008...     $3.64       $1.72       3,170,181
                2007...     $2.88       $3.64       2,503,151
                2006...     $1.99       $2.88       2,000,468
                2005...     $1.53       $1.99       1,171,170
                2004...     $1.31       $1.53         509,541
                2003...     $1.00(a)    $1.31         147,893
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.00       $0.96         843,706
                2010...     $0.88       $1.00         516,363
                2009...     $0.67       $0.88         396,467
                2008...     $0.95       $0.67         207,212
                2007...     $1.00(s)    $0.95           1,071
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.39       $1.38       1,784,777
                2010...     $1.26       $1.39       1,572,588
                2009...     $0.92       $1.26       1,415,713
                2008...     $1.47       $0.92       1,364,722
                2007...     $1.35       $1.47         787,878
                2006...     $1.27       $1.35         150,240
                2005...     $1.24       $1.27         157,515
                2004...     $1.15       $1.24         131,435
                2003...     $1.00(a)    $1.15          78,861
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.36       $1.26          63,198
                2010...     $1.07       $1.36          76,790
                2009...     $0.77       $1.07          75,361
                2008...     $1.61       $0.77         112,144
                2007...     $1.49       $1.61         104,928
                2006...     $1.47       $1.49         109,100
                2005...     $1.45       $1.47         117,112
                2004...     $1.29       $1.45         130,385
                2003...     $1.00(a)    $1.29          56,086
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $2.02       $1.78         459,682
                2010...     $1.50       $2.02         552,836
                2009...     $0.94       $1.50         703,347
                2008...     $1.57       $0.94         816,398
                2007...     $1.56       $1.57         956,275
                2006...     $1.40       $1.56       1,001,371
                2005...     $1.35       $1.40       1,042,444
                2004...     $1.29       $1.35       1,023,167
                2003...     $1.00(a)    $1.29         468,745
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.57       $1.55       3,759,762
                2010...     $1.44       $1.57       3,752,227
                2009...     $1.19       $1.44       3,435,143
                2008...     $1.79       $1.19       2,755,447
                2007...     $1.69       $1.79       1,579,186
                2006...     $1.42       $1.69         553,260
                2005...     $1.35       $1.42         414,023
                2004...     $1.19       $1.35         289,933
                2003...     $1.00(a)    $1.19         237,605
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.81       $0.66         739,371
                2010...     $0.69       $0.81         498,562
                2009...     $0.41       $0.69         370,770
                2008...     $0.97       $0.41         259,451
                2007...     $1.00(s)    $0.97          26,136




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.90       $0.86           9,235
                2010...     $0.75       $0.90           3,531
                2009...     $0.58       $0.75           3,537
                2008...     $0.96       $0.58              --
                2007...     $1.00(s)    $0.96              --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.31       $1.27         348,710
                2010...     $1.21       $1.31         460,824
                2009...     $0.85       $1.21         505,591
                2008...     $1.59       $0.85         604,698
                2007...     $1.42       $1.59         515,659
                2006...     $1.33       $1.42       1,133,679
                2005...     $1.29       $1.33       1,094,462
                2004...     $1.22       $1.29         751,742
                2003...     $1.00(a)    $1.22         342,724
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.40       $0.39       6,135,809
                2010...     $0.36       $0.40       6,778,978
                2009...     $0.29       $0.36       7,000,828
                2008...     $1.37       $0.29       5,460,730
                2007...     $1.39       $1.37       4,092,334
                2006...     $1.29       $1.39       3,372,805
                2005...     $1.28       $1.29       2,681,369
                2004...     $1.19       $1.28       1,655,540
                2003...     $1.00(a)    $1.19         826,137
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.91       $0.88          87,846
                2010...     $0.75       $0.91          38,943
                2009...     $0.55       $0.75          37,168
                2008...     $0.91       $0.55          22,739
                2007...     $1.00(s)    $0.91              --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.28       $2.07         363,144
                2010...     $2.01       $2.28         367,743
                2009...     $1.47       $2.01         380,379
                2008...     $2.61       $1.47         457,199
                2007...     $2.34       $2.61         423,539
                2006...     $1.84       $2.34         529,300
                2005...     $1.62       $1.84         512,059
                2004...     $1.40       $1.62         508,339
                2003...     $1.00(a)    $1.40         210,842
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.02       $1.01       1,221,401
                2010...     $1.00       $1.02         387,161
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05       3,131,912
                2010...     $1.00       $1.03       1,081,841
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.22       $1.23         178,711
                2010...     $1.10       $1.22         190,417
                2009...     $0.86       $1.10         197,884
                2008...     $1.58       $0.86         302,025
                2007...     $1.68       $1.58         300,449
                2006...     $1.47       $1.68         301,527
                2005...     $1.41       $1.47         255,002
                2004...     $1.24       $1.41         209,351
                2003...     $1.00(a)    $1.24         127,845

1.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.26       $1.19          77,331
                2010...     $1.12       $1.26          88,962
                2009...     $0.87       $1.12          97,268
                2008...     $1.44       $0.87         147,169
                2007...     $1.56       $1.44         147,283
                2006...     $1.36       $1.56         168,555
                2005...     $1.31       $1.36         162,554
                2004...     $1.20       $1.31         153,052
                2003...     $1.00(a)    $1.20          76,447
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.57       $1.28         434,811
                2010...     $1.44       $1.57         579,086
                2009...     $1.17       $1.44         679,516
                2008...     $2.12       $1.17         750,907
                2007...     $1.99       $2.12         980,252
                2006...     $1.58       $1.99       1,070,793
                2005...     $1.42       $1.58       1,247,119
                2004...     $1.24       $1.42       1,211,494
                2003...     $1.00(a)    $1.24         812,657
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.53       $1.43          26,017
                2010...     $1.30       $1.53          26,825
                2009...     $0.99       $1.30          27,330
                2008...     $1.65       $0.99          26,896
                2007...     $1.58       $1.65          30,404
                2006...     $1.47       $1.58          22,878
                2005...     $1.36       $1.47          22,944
                2004...     $1.25       $1.36          42,399
                2003...     $1.00(a)    $1.25          42,463
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.64       $1.33         204,800
                2010...     $1.38       $1.64         168,006
                2009...     $0.85       $1.38          80,664
                2008...     $1.37       $0.85         108,590
                2007...     $1.32       $1.37         103,714
                2006...     $1.27       $1.32          71,447
                2005...     $1.21       $1.27          62,302
                2004...     $1.17       $1.21          59,115
                2003...     $1.00(a)    $1.17          22,527



1.45% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.19       $1.26       1,190,952
                2010...     $1.10       $1.19       1,278,935
                2009...     $0.97       $1.10       1,384,536
                2008...     $1.13       $0.97       1,335,062
                2007...     $1.12       $1.13       1,701,616
                2006...     $1.09       $1.12       1,530,454
                2005...     $1.08       $1.09       1,593,189
                2004...     $1.04       $1.08       1,322,060
                2003...     $1.00(a)    $1.04         750,598
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.94       $1.87         284,394
                2010...     $1.57       $1.94         299,711
                2009...     $1.17       $1.57         322,944
                2008...     $1.86       $1.17         310,860
                2007...     $1.76       $1.86         358,537
                2006...     $1.63       $1.76         341,590
                2005...     $1.47       $1.63         360,677
                2004...     $1.29       $1.47         248,521
                2003...     $1.00(a)    $1.29          52,629




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.37       $1.37         54,447
                2010...     $1.21       $1.37         72,868
                2009...     $0.98       $1.21        102,331
                2008...     $1.58       $0.98         94,152
                2007...     $1.53       $1.58        142,292
                2006...     $1.34       $1.53        150,739
                2005...     $1.30       $1.34        150,459
                2004...     $1.20       $1.30        150,966
                2003...     $1.00(a)    $1.20        116,690
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.37       $1.35        149,941
                2010...     $1.22       $1.37        220,247
                2009...     $1.05       $1.22        209,355
                2008...     $1.03       $1.05        138,685
                2007...     $0.95       $1.03        132,842
                2006...     $0.93       $0.95         11,908
                2005...     $1.00(o)    $0.93          2,523
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.03       $1.02        313,625
                2010...     $1.05       $1.03        501,739
                2009...     $1.06       $1.05        600,213
                2008...     $1.06       $1.06        916,844
                2007...     $1.02       $1.06        368,468
                2006...     $0.99       $1.02        487,498
                2005...     $0.98       $0.99        462,948
                2004...     $0.99       $0.98        497,929
                2003...     $1.00(a)    $0.99        383,955
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.09       $1.15        135,816
                2010...     $1.04       $1.09        149,492
                2009...     $0.97       $1.04        217,580
                2008...     $1.14       $0.97        236,962
                2007...     $1.12       $1.14        331,277
                2006...     $1.08       $1.12        306,441
                2005...     $1.06       $1.08        329,786
                2004...     $1.03       $1.06        333,698
                2003...     $1.00(a)    $1.03        266,265
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $2.17       $2.26        186,393
                2010...     $1.71       $2.17        204,674
                2009...     $1.39       $1.71        255,628
                2008...     $2.22       $1.39        226,542
                2007...     $2.67       $2.22        250,232
                2006...     $2.07       $2.67        256,543
                2005...     $1.89       $2.07        286,850
                2004...     $1.42       $1.89        244,243
                2003...     $1.00(a)    $1.42        176,170
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.58       $0.46         37,119
                2010...     $0.56       $0.58         19,072
                2009...     $0.42       $0.56          9,601
                2008...     $0.92       $0.42          9,170
                2007...     $1.00(s)    $0.92         17,042
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.31       $1.33         13,352
                2010...     $1.17       $1.31         25,332
                2009...     $1.56       $1.17         72,839
                2008...     $1.56       $1.00         68,017
                2007...     $0.00       $1.56         62,747

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.28       $1.27         586,585
                2010...     $1.12       $1.28         651,588
                2009...     $0.84       $1.12         690,218
                2008...     $1.47       $0.84         771,801
                2007...     $1.23       $1.47       1,048,382
                2006...     $1.29       $1.23       1,178,641
                2005...     $1.29       $1.29       1,221,552
                2004...     $1.18       $1.29       1,035,414
                2003...     $1.00(a)    $1.18         584,173
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.48       $1.47         218,750
                2010...     $1.33       $1.48         203,362
                2009...     $1.13       $1.33         212,582
                2008...     $1.56       $1.13         198,376
                2007...     $1.68       $1.56         250,812
                2006...     $1.44       $1.68         188,322
                2005...     $1.39       $1.44         182,213
                2004...     $1.23       $1.39          43,689
                2003...     $1.00(a)    $1.23          21,199
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.14       $1.26         144,499
                2010...     $1.10       $1.14         105,695
                2009...     $1.02       $1.10          64,803
                2008...     $1.05       $1.02           7,506
                2007...     $1.00(s)    $1.05           7,525
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81              --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83              --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.91           2,141
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.87           5,783
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05              --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99           9,933
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76              --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78           8,539
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.80       $1.72         113,061
                2010...     $1.56       $1.80         129,395
                2009...     $1.17       $1.56         147,862
                2008...     $2.07       $1.17         164,330
                2007...     $1.79       $2.07         205,374
                2006...     $1.63       $1.79         201,794
                2005...     $1.42       $1.63         175,114
                2004...     $1.25       $1.42         121,528
                2003...     $1.00(a)    $1.25          85,547
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.35       $1.34         901,096
                2010...     $1.19       $1.35         973,175
                2009...     $0.93       $1.19       1,002,933
                2008...     $1.65       $0.93       1,046,540
                2007...     $1.66       $1.65       1,243,553
                2006...     $1.40       $1.66       1,339,184
                2005...     $1.35       $1.40       1,526,416
                2004...     $1.23       $1.35       1,296,829
                2003...     $1.00(a)    $1.23         696,476




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.15       $1.17         94,609
                2010...     $1.03       $1.15         83,163
                2009...     $0.73       $1.03         98,310
                2008...     $0.98       $0.73         14,228
                2007...     $1.00(s)    $0.98          2,759
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.54       $2.23         54,607
                2010...     $2.00       $2.54         77,413
                2009...     $1.45       $2.00        135,656
                2008...     $2.44       $1.45        147,399
                2007...     $2.15       $2.44        176,998
                2006...     $1.94       $2.15        213,117
                2005...     $1.67       $1.94        219,197
                2004...     $1.36       $1.67        181,006
                2003...     $1.00(a)    $1.36        181,032
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.31       $1.27         16,398
                2010...     $1.19       $1.31         26,320
                2009...     $0.93       $1.19         24,579
                2008...     $1.44       $0.93         24,281
                2007...     $1.38       $1.44         35,334
                2006...     $1.26       $1.38         35,744
                2005...     $1.26       $1.26         34,753
                2004...     $1.19       $1.26         15,008
                2003...     $1.00(a)    $1.19         11,918
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.97       $0.92         61,246
                2010...     $0.76       $0.97         63,937
                2009...     $0.91       $0.76         61,188
                2008...     $0.91       $0.60         20,619
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.72       $1.62         13,378
                2010...     $1.37       $1.72         12,316
                2009...     $0.97       $1.37         11,970
                2008...     $1.71       $0.97         12,212
                2007...     $1.56       $1.71         14,045
                2006...     $1.46       $1.56         21,468
                2005...     $1.41       $1.46         20,794
                2004...     $1.28       $1.41         15,082
                2003...     $1.00(a)    $1.28         21,103
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.47       $1.44         20,035
                2010...     $1.34       $1.47         23,258
                2009...     $1.08       $1.34         26,695
                2008...     $1.74       $1.08         56,478
                2007...     $1.71       $1.74         79,058
                2006...     $1.47       $1.71         72,440
                2005...     $1.35       $1.47         57,221
                2004...     $1.21       $1.35         52,742
                2003...     $1.00(a)    $1.21         65,954
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.32       $2.76         60,011
                2010...     $2.87       $3.32         62,535
                2009...     $1.69       $2.87         82,172
                2008...     $3.62       $1.69         93,557
                2007...     $2.85       $3.62        102,683
                2006...     $2.26       $2.85        112,218
                2005...     $1.80       $2.26        118,241
                2004...     $1.46       $1.80         59,201
                2003...     $1.00(a)    $1.46         36,575
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.07         57,350
                2010...     $1.00       $1.02         18,606

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.84       $0.78          5,198
                2010...     $0.73       $0.84          1,898
                2009...     $0.59       $0.73             --
                2008...     $0.94       $0.59             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.94       $0.92         39,556
                2010...     $0.85       $0.94         37,785
                2009...     $0.73       $0.85         28,237
                2008...     $0.97       $0.73             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.05       $1.06        106,048
                2010...     $0.99       $1.05        106,402
                2009...     $0.94       $0.99        229,366
                2008...     $1.01       $0.94          8,850
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.88       $0.84             --
                2010...     $0.78       $0.88             --
                2009...     $0.64       $0.78             --
                2008...     $0.95       $0.64             --
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.99       $0.99        102,999
                2010...     $0.92       $0.99         96,934
                2009...     $0.83       $0.92             --
                2008...     $0.99       $0.83             --
                2007...     $1.00(s)    $0.99             --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.14       $1.10             --
                2010...     $1.07       $1.14          3,480
                2009...     $0.81       $1.07          4,564
                2008...     $1.34       $0.81          5,369
                2007...     $1.33       $1.34          5,554
                2006...     $1.23       $1.33          5,834
                2005...     $1.18       $1.23          6,021
                2004...     $0.00       $1.18          6,408
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.27       $1.15         49,398
                2010...     $1.12       $1.27         56,567
                2009...     $0.94       $1.12         64,232
                2008...     $1.66       $0.94         62,211
                2007...     $1.51       $1.66         58,431
                2006...     $1.40       $1.51         35,742
                2005...     $1.35       $1.40         30,285
                2004...     $1.23       $1.35         28,884
                2003...     $1.00(a)    $1.23         20,585
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.42       $1.40             --
                2010...     $1.32       $1.42             --
                2009...     $1.05       $1.32             --
                2008...     $1.52       $1.05             --
                2007...     $1.43       $1.52          2,327
                2006...     $1.26       $1.43          2,733
                2005...     $1.22       $1.26          1,674
                2004...     $1.17       $1.22          1,680
                2003...     $1.00(a)    $1.17          1,687




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.94       $0.92         68,073
                2010...     $0.74       $0.94         65,121
                2009...     $0.62       $0.74         60,382
                2008...     $0.92       $0.62         29,695
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.49       $1.38          1,225
                2010...     $1.27       $1.49          1,232
                2009...     $0.78       $1.27          1,239
                2008...     $1.55       $0.78            489
                2007...     $1.34       $1.55            492
                2006...     $1.33       $1.34            494
                2005...     $1.25       $1.33            496
                2004...     $1.19       $1.25            498
                2003...     $1.00(a)    $1.19            501
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.46       $1.41         55,790
                2010...     $1.28       $1.46         49,828
                2009...     $1.01       $1.28        107,599
                2008...     $1.60       $1.01        109,887
                2007...     $1.66       $1.60        114,559
                2006...     $1.45       $1.66        126,720
                2005...     $1.42       $1.45        106,848
                2004...     $1.22       $1.42         85,100
                2003...     $1.00(a)    $1.22         79,508
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.54       $1.48          2,039
                2010...     $1.39       $1.54          1,312
                2009...     $1.70       $1.39             --
                2008...     $1.70       $1.14             --
                2007...     $1.68       $1.70          3,197
                2006...     $1.47       $1.68          3,205
                2005...     $1.36       $1.47          3,555
                2004...     $0.00       $1.36          3,226
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.90       $0.90             --
                2010...     $0.75       $0.90             --
                2009...     $0.55       $0.75             --
                2008...     $0.95       $0.55             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.35       $2.15        120,164
                2010...     $2.19       $2.35        170,545
                2009...     $1.78       $2.19        240,026
                2008...     $2.43       $1.78        229,793
                2007...     $1.71       $2.43        238,921
                2006...     $1.45       $1.71        148,646
                2005...     $0.00       $1.45         17,529
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.46       $1.48         20,847
                2010...     $1.26       $1.46         34,297
                2009...     $1.13       $1.26         29,438
                2008...     $1.45       $1.13         21,224
                2007...     $1.30       $1.45         33,139
                2006...     $1.18       $1.30         37,678
                2005...     $1.14       $1.18         39,571
                2004...     $1.06       $1.14         27,563
                2003...     $1.00(c)    $1.06         12,448

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.53       $1.53          1,754
                2010...     $1.28       $1.53             --
                2009...     $1.05       $1.28             --
                2008...     $1.63       $1.05          6,127
                2007...     $1.45       $1.63         15,790
                2006...     $1.26       $1.45         11,012
                2005...     $1.17       $1.26          2,111
                2004...     $0.00       $1.17          2,122
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.64       $1.27         15,460
                2010...     $1.42       $1.64         33,952
                2009...     $0.83       $1.42         54,890
                2008...     $2.18       $0.83         42,523
                2007...     $1.54       $2.18         43,208
                2006...     $1.25       $1.54         35,570
                2005...     $1.00(o)    $1.25         26,075
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.33       $1.34        275,746
                2010...     $1.20       $1.33        286,415
                2009...     $0.96       $1.20        304,845
                2008...     $1.52       $0.96        256,899
                2007...     $1.23       $1.52        294,058
                2006...     $1.19       $1.23        226,483
                2005...     $1.08       $1.19        169,369
                2004...     $1.06       $1.08          7,285
                2003...     $1.00(e)    $1.06          7,230
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.19       $1.86        420,419
                2010...     $1.94       $2.19        438,204
                2009...     $1.44       $1.94        471,282
                2008...     $2.53       $1.44        475,314
                2007...     $2.34       $2.53        579,016
                2006...     $1.83       $2.34        631,462
                2005...     $1.67       $1.83        689,722
                2004...     $1.38       $1.67        510,713
                2003...     $1.00(f)    $1.38        264,972
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.67       $1.53         32,218
                2010...     $1.48       $1.67         11,540
                2009...     $1.18       $1.48          2,862
                2008...     $2.07       $1.18          2,841
                2007...     $1.73       $2.07          2,888
                2006...     $1.45       $1.73          2,925
                2005...     $1.27       $1.45          2,711
                2004...     $1.13       $1.27          4,867
                2003...     $1.00(b)    $1.13            945
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.22       $2.04          5,732
                2010...     $1.60       $2.22          7,723
                2009...     $1.15       $1.60         14,550
                2008...     $2.25       $1.15         15,045
                2007...     $2.14       $2.25         10,800
                2006...     $1.93       $2.14          8,257
                2005...     $1.62       $1.93         17,361
                2004...     $1.50       $1.62          9,941
                2003...     $1.00(g)    $1.50          6,416
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.68       $1.65         14,631
                2010...     $1.30       $1.68         11,159
                2009...     $0.90       $1.30         10,089
                2008...     $1.43       $0.90          3,008
                2007...     $1.29       $1.43          3,029
                2006...     $1.20       $1.29          3,071
                2005...     $1.00(o)    $1.20          3,139




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.95       $1.81          6,675
                2010...     $1.75       $1.95         12,063
                2009...     $1.24       $1.75         30,717
                2008...     $1.90       $1.24         62,306
                2007...     $1.55       $1.90         46,671
                2006...     $1.46       $1.55         42,262
                2005...     $1.26       $1.46         41,938
                2004...     $0.00       $1.26         39,254
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.58       $1.39         36,330
                2010...     $1.24       $1.58         58,051
                2009...     $0.94       $1.24         61,997
                2008...     $1.56       $0.94         65,242
                2007...     $1.40       $1.56         68,169
                2006...     $1.35       $1.40         70,536
                2005...     $1.21       $1.35         74,104
                2004...     $0.00       $1.21         38,221
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.06       $1.77        119,894
                2010...     $1.65       $2.06        135,578
                2009...     $1.30       $1.65        163,683
                2008...     $1.78       $1.30        184,561
                2007...     $1.89       $1.78        204,606
                2006...     $1.64       $1.89        223,283
                2005...     $1.59       $1.64        241,495
                2004...     $1.41       $1.59         91,912
                2003...     $1.00(i)    $1.41         24,978
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.41       $1.29         24,827
                2010...     $1.20       $1.41         18,032
                2009...     $0.96       $1.20          7,799
                2008...     $1.48       $0.96         11,046
                2007...     $1.47       $1.48         12,909
                2006...     $1.28       $1.47         15,010
                2005...     $1.24       $1.28         17,080
                2004...     $0.00       $1.24         19,604
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.62       $1.61          9,220
                2010...     $1.52       $1.62          9,788
                2009...     $1.23       $1.52         11,919
                2008...     $1.48       $1.23          4,193
                2007...     $1.36       $1.48          4,013
                2006...     $1.25       $1.36          4,200
                2005...     $1.18       $1.25          5,914
                2004...     $1.11       $1.18          6,005
                2003...     $1.00(a)    $1.11         11,339
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.76       $1.61         24,067
                2010...     $1.67       $1.76         38,234
                2009...     $1.16       $1.67         52,598
                2008...     $2.12       $1.16         28,002
                2007...     $1.57       $2.12         27,445
                2006...     $1.46       $1.57         25,054
                2005...     $1.32       $1.46          3,985
                2004...     $1.13       $1.32            187
                2003...     $1.00(a)    $1.13          5,716
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.71       $2.47        153,939
                2010...     $3.01       $3.71        168,885
                2009...     $1.70       $3.01        199,516
                2008...     $3.62       $1.70        188,690
                2007...     $2.87       $3.62        180,414
                2006...     $1.99       $2.87        160,438
                2005...     $1.53       $1.99        165,420
                2004...     $1.31       $1.53         79,286
                2003...     $1.00(a)    $1.31         22,559

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.00       $0.96         48,775
                2010...     $0.88       $1.00         46,301
                2009...     $0.67       $0.88         38,665
                2008...     $0.95       $0.67         20,715
                2007...     $1.00(s)    $0.95          5,710
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.38       $1.37         80,931
                2010...     $1.25       $1.38         63,537
                2009...     $0.91       $1.25         72,113
                2008...     $1.47       $0.91         39,518
                2007...     $1.34       $1.47         27,155
                2006...     $1.27       $1.34         23,480
                2005...     $1.23       $1.27         24,111
                2004...     $1.15       $1.23         29,105
                2003...     $1.00(a)    $1.15         28,823
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.35       $1.25             68
                2010...     $1.06       $1.35             68
                2009...     $0.76       $1.06             --
                2008...     $1.60       $0.76             --
                2007...     $1.48       $1.60             --
                2006...     $1.47       $1.48             --
                2005...     $1.45       $1.47             --
                2004...     $1.28       $1.45            998
                2003...     $1.00(a)    $1.28            874
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $2.00       $1.77         82,125
                2010...     $1.49       $2.00         89,334
                2009...     $0.93       $1.49        108,144
                2008...     $1.56       $0.93        126,136
                2007...     $1.55       $1.56        183,364
                2006...     $1.39       $1.55        205,328
                2005...     $1.35       $1.39        234,937
                2004...     $1.28       $1.35        277,056
                2003...     $1.00(a)    $1.28        129,839
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.56       $1.53        153,166
                2010...     $1.43       $1.56        141,761
                2009...     $1.18       $1.43        172,060
                2008...     $1.78       $1.18         79,633
                2007...     $1.69       $1.78         30,484
                2006...     $1.41       $1.68          2,569
                2005...     $1.35       $1.41          2,690
                2004...     $1.19       $1.35          2,926
                2003...     $1.00(a)    $1.19          2,937
               MORGAN STANLEY UIF EMERGING MARKETS
                EQUITY SUB-ACCOUNT(AA):
                2011...     $0.81       $0.65         39,638
                2010...     $0.69       $0.81         35,272
                2009...     $0.41       $0.69         47,712
                2008...     $0.97       $0.41         12,103
                2007...     $1.00(s)    $0.97          5,330
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.90       $0.86             --
                2010...     $0.74       $0.90             --
                2009...     $0.58       $0.74             --
                2008...     $0.96       $0.58             --
                2007...     $1.00(s)    $0.96             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER CAPITAL APPRECIATION/VA
                SUB-ACCOUNT(TT):
                2011...     $1.30       $1.26         23,991
                2010...     $1.20       $1.30         27,065
                2009...     $0.85       $1.20         32,750
                2008...     $1.58       $0.85         25,646
                2007...     $1.41       $1.58         24,855
                2006...     $1.33       $1.41         31,093
                2005...     $1.29       $1.33         76,062
                2004...     $1.22       $1.29         31,278
                2003...     $1.00(a)    $1.22          3,587
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.40       $0.39        803,915
                2010...     $0.36       $0.40        770,767
                2009...     $0.29       $0.36        810,878
                2008...     $1.36       $0.29        497,179
                2007...     $1.38       $1.36        524,941
                2006...     $1.29       $1.38        517,383
                2005...     $1.28       $1.29        535,221
                2004...     $1.19       $1.28        448,019
                2003...     $1.00(a)    $1.19        285,507
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.91       $0.87             --
                2010...     $0.75       $0.91             --
                2009...     $0.55       $0.75             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.26       $2.06         27,111
                2010...     $2.00       $2.26         33,505
                2009...     $1.46       $2.00         62,067
                2008...     $2.60       $1.46         51,056
                2007...     $2.33       $2.60         50,850
                2006...     $1.83       $2.33         52,606
                2005...     $1.62       $1.83         50,596
                2004...     $1.40       $1.62         36,763
                2003...     $1.00(a)    $1.40         33,621
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.02       $1.01        137,628
                2010...     $1.00       $1.02         15,638
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05        106,084
                2010...     $1.00       $1.03         29,605
               PUTNAM VT EQUITY INCOME FUND SUB-ACCOUNT(U):
                2011...     $1.21       $1.21             --
                2010...     $1.09       $1.21             --
                2009...     $0.86       $1.09             --
                2008...     $1.57       $0.86             --
                2007...     $1.68       $1.57             --
                2006...     $1.47       $1.68          1,374
                2005...     $1.40       $1.47          1,380
                2004...     $1.23       $1.40          1,386
                2003...     $1.00(a)    $1.23          1,392
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.25       $1.18          4,490
                2010...     $1.11       $1.25          4,931
                2009...     $0.87       $1.11          2,155
                2008...     $1.43       $0.87          3,000
                2007...     $1.55       $1.43          3,267
                2006...     $1.36       $1.55          3,561
                2005...     $1.31       $1.36          4,067
                2004...     $0.00       $1.31          4,633

1.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.55       $1.27         80,453
                2010...     $1.43       $1.55         89,992
                2009...     $1.17       $1.43         95,676
                2008...     $2.11       $1.17        105,130
                2007...     $1.98       $2.11        166,582
                2006...     $1.57       $1.98        209,504
                2005...     $1.42       $1.57        236,052
                2004...     $1.24       $1.42        340,209
                2003...     $1.00(a)    $1.24        233,715
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.52       $1.42             --
                2010...     $1.29       $1.52             --
                2009...     $0.99       $1.29             --
                2008...     $1.64       $0.99             --
                2007...     $1.00(s)    $1.64             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.63       $1.32          5,232
                2010...     $1.37       $1.63          3,108
                2009...     $0.85       $1.37            267
                2008...     $1.36       $0.85          9,943
                2007...     $1.31       $1.36          9,969
                2006...     $1.26       $1.31          9,995
                2005...     $1.21       $1.26         10,021
                2004...     $1.17       $1.21         11,887
                2003...     $1.00(a)    $1.17         20,087



1.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.15       $1.22         442,409
                2010...     $1.06       $1.15         652,365
                2009...     $0.93       $1.06         632,501
                2008...     $1.10       $0.93         801,936
                2007...     $1.09       $1.10       1,091,165
                2006...     $1.06       $1.09       1,011,277
                2005...     $1.05       $1.06         738,106
                2004...     $1.01       $1.05         365,822
                2003...     $1.00(a)    $1.01          70,134
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.96       $1.89          98,912
                2010...     $1.58       $1.96         140,243
                2009...     $1.17       $1.58         198,303
                2008...     $1.88       $1.17         242,893
                2007...     $1.78       $1.88         291,391
                2006...     $1.64       $1.78         285,775
                2005...     $1.49       $1.64         214,362
                2004...     $1.31       $1.49          76,945
                2003...     $1.00(a)    $1.31          15,400
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.38       $1.38          35,475
                2010...     $1.22       $1.38          14,169
                2009...     $0.98       $1.22           2,429
                2008...     $1.59       $0.98           3,972
                2007...     $1.54       $1.59          20,451
                2006...     $1.36       $1.54          69,026
                2005...     $1.32       $1.36          72,645
                2004...     $1.21       $1.32          91,422
                2003...     $1.00(a)    $1.21          91,140




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.37       $1.34         49,929
                2010...     $1.22       $1.37        117,868
                2009...     $1.05       $1.22         44,674
                2008...     $1.03       $1.05        242,034
                2007...     $0.95       $1.03         71,456
                2006...     $0.00       $0.95         15,607
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.03       $1.02         60,848
                2010...     $1.05       $1.03        132,931
                2009...     $1.06       $1.05        436,305
                2008...     $1.06       $1.06        365,373
                2007...     $1.02       $1.06        346,860
                2006...     $1.00       $1.02        230,672
                2005...     $0.99       $1.00        157,573
                2004...     $0.99       $0.99        149,603
                2003...     $1.00(a)    $0.99         16,001
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.07       $1.12         70,864
                2010...     $1.01       $1.07         89,111
                2009...     $0.95       $1.01         59,022
                2008...     $1.11       $0.95         87,086
                2007...     $1.09       $1.11        114,592
                2006...     $1.05       $1.09        112,616
                2005...     $1.04       $1.05        112,601
                2004...     $1.01       $1.04        122,441
                2003...     $1.00(a)    $1.01         35,702
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $2.01       $2.08         54,169
                2010...     $1.58       $2.01         73,231
                2009...     $1.29       $1.58        113,906
                2008...     $2.05       $1.29        134,144
                2007...     $2.47       $2.05        166,075
                2006...     $1.92       $2.47        169,963
                2005...     $1.75       $1.92        165,745
                2004...     $1.31       $1.75        127,891
                2003...     $1.00(a)    $1.31         55,148
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.58       $0.46         16,658
                2010...     $0.56       $0.58         15,107
                2009...     $0.42       $0.56         15,426
                2008...     $0.92       $0.42         11,338
                2007...     $1.00(s)    $0.92         11,159
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.33       $1.35         42,112
                2010...     $1.19       $1.33          8,478
                2009...     $1.02       $1.19          7,487
                2008...     $1.59       $1.02          7,939
                2007...     $1.62       $1.59         14,398
                2006...     $1.41       $1.62         14,343
                2005...     $1.37       $1.41         17,053
                2004...     $1.23       $1.37         13,529
                2003...     $1.00(a)    $1.23          9,246
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.27       $1.26        201,232
                2010...     $1.11       $1.27        285,834
                2009...     $0.84       $1.11        415,961
                2008...     $1.46       $0.84        548,939
                2007...     $1.23       $1.46        614,237
                2006...     $1.29       $1.23        721,638
                2005...     $1.28       $1.29        526,980
                2004...     $1.18       $1.28        270,454
                2003...     $1.00(a)    $1.18         86,407

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.49       $1.48         91,933
                2010...     $1.34       $1.49        144,412
                2009...     $1.13       $1.34        190,357
                2008...     $1.57       $1.13        187,692
                2007...     $1.68       $1.57        253,536
                2006...     $1.44       $1.68        250,439
                2005...     $1.40       $1.44        163,418
                2004...     $0.00       $1.40          7,901
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.14       $1.26         14,986
                2010...     $1.10       $1.14         76,396
                2009...     $1.01       $1.10         14,777
                2008...     $1.05       $1.01         11,794
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.91             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.87             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.78       $1.70         29,126
                2010...     $1.54       $1.78         34,304
                2009...     $1.16       $1.54         51,762
                2008...     $2.05       $1.16         82,231
                2007...     $1.77       $2.05        116,023
                2006...     $1.62       $1.77        101,727
                2005...     $1.41       $1.62         83,103
                2004...     $1.24       $1.41         88,011
                2003...     $1.00(a)    $1.24         36,548
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.38       $1.37        241,770
                2010...     $1.22       $1.38        355,758
                2009...     $0.95       $1.22        471,331
                2008...     $1.69       $0.95        650,047
                2007...     $1.69       $1.69        728,291
                2006...     $1.43       $1.69        700,387
                2005...     $1.38       $1.43        606,663
                2004...     $1.26       $1.38        366,035
                2003...     $1.00(a)    $1.26         97,430
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.15       $1.17          3,551
                2010...     $1.02       $1.15          6,449
                2009...     $0.72       $1.02         18,410
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.60       $2.28         12,370
                2010...     $2.05       $2.60         11,817
                2009...     $1.49       $2.05         12,847
                2008...     $2.50       $1.49         30,681
                2007...     $2.20       $2.50         47,480
                2006...     $1.99       $2.20         52,327
                2005...     $1.71       $1.99         51,325
                2004...     $1.39       $1.71         63,256
                2003...     $1.00(a)    $1.39         21,169




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.32       $1.28         12,070
                2010...     $1.20       $1.32         20,267
                2009...     $0.94       $1.20         17,802
                2008...     $1.45       $0.94         20,265
                2007...     $1.39       $1.45         19,929
                2006...     $1.27       $1.39         27,778
                2005...     $1.28       $1.27         27,856
                2004...     $0.00       $1.28         17,567
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.97       $0.91          2,448
                2010...     $0.76       $0.97         22,048
                2009...     $0.60       $0.76          3,228
                2008...     $0.91       $0.60             --
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT:
                2011...     $1.76       $1.65          4,410
                2010...     $1.40       $1.76          4,517
                2009...     $0.99       $1.40          4,945
                2008...     $1.75       $0.99         18,330
                2007...     $1.60       $1.75         30,479
                2006...     $1.49       $1.60         32,303
                2005...     $1.45       $1.49         39,795
                2004...     $1.32       $1.45         62,165
                2003...     $1.00(a)    $1.32         45,803
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.45       $1.41         11,535
                2010...     $1.32       $1.45         14,266
                2009...     $1.07       $1.32         14,465
                2008...     $1.72       $1.07         27,689
                2007...     $1.69       $1.72         29,253
                2006...     $1.45       $1.69         27,407
                2005...     $1.33       $1.45         19,349
                2004...     $1.20       $1.33         19,930
                2003...     $1.00(a)    $1.20          6,259
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.28       $2.72         30,226
                2010...     $2.83       $3.28         43,970
                2009...     $1.66       $2.83         65,777
                2008...     $3.57       $1.66         94,937
                2007...     $2.82       $3.57        101,330
                2006...     $2.23       $2.82        120,951
                2005...     $1.78       $2.23         92,774
                2004...     $1.45       $1.78         64,008
                2003...     $1.00(a)    $1.45         25,022
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.07          4,841
                2010...     $1.00       $1.02             --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.83       $0.78             --
                2010...     $0.73       $0.83             --
                2009...     $0.59       $0.73             --
                2008...     $0.94       $0.59             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.94       $0.92         15,885
                2010...     $0.85       $0.94             --
                2009...     $0.73       $0.85             --
                2008...     $0.97       $0.73             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.05       $1.06          6,293
                2010...     $0.99       $1.05          4,078
                2009...     $0.94       $0.99          4,090
                2008...     $1.01       $0.94          2,283
                2007...     $1.00(s)    $1.01          2,290

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.88       $0.84        59,286
                2010...     $0.78       $0.88            --
                2009...     $0.64       $0.78            --
                2008...     $0.95       $0.64            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.99       $0.99         6,081
                2010...     $0.92       $0.99         9,554
                2009...     $0.83       $0.92            --
                2008...     $0.99       $0.83            --
                2007...     $1.00(s)    $0.99            --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.13       $1.10         6,424
                2010...     $1.07       $1.13            --
                2009...     $0.81       $1.07         2,359
                2008...     $1.34       $0.81            --
                2007...     $0.00       $1.34            --
                2006...     $1.23       $0.00            --
                2005...     $1.19       $1.23         2,891
                2004...     $0.00       $1.19         4,674
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.27       $1.15         3,500
                2010...     $1.12       $1.27         8,025
                2009...     $0.94       $1.12         8,514
                2008...     $1.67       $0.94         8,449
                2007...     $1.52       $1.67         7,683
                2006...     $0.00       $1.52         6,538
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.42       $1.40            --
                2010...     $1.32       $1.42            --
                2009...     $1.05       $1.32            --
                2008...     $1.53       $1.05            --
                2007...     $1.44       $1.53            --
                2006...     $1.27       $1.44        14,332
                2005...     $0.00       $1.27        14,440
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $0.94       $0.91        38,859
                2010...     $0.74       $0.94         4,880
                2009...     $0.62       $0.74         4,362
                2008...     $0.92       $0.62         4,807
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.48       $1.36            --
                2010...     $1.25       $1.48         6,759
                2009...     $0.77       $1.25         6,779
                2008...     $1.53       $0.77         6,800
                2007...     $1.33       $1.53         6,820
                2006...     $1.32       $1.33         6,841
                2005...     $1.25       $1.32         6,861
                2004...     $1.18       $1.25         6,771
                2003...     $1.00(a)    $1.18         6,792
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.49       $1.44        22,171
                2010...     $1.31       $1.49        25,601
                2009...     $1.03       $1.31        29,045
                2008...     $1.63       $1.03        33,502
                2007...     $1.70       $1.63        34,074
                2006...     $1.48       $1.70        42,289
                2005...     $1.45       $1.48        42,648
                2004...     $1.25       $1.45        32,574
                2003...     $1.00(a)    $1.25         2,269




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.57       $1.51          4,257
                2010...     $1.42       $1.57         10,323
                2009...     $1.16       $1.42         10,170
                2008...     $1.74       $1.16         10,177
                2007...     $1.72       $1.74         58,716
                2006...     $1.51       $1.72         59,020
                2005...     $0.00       $1.51         71,728
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.90       $0.90         15,964
                2010...     $0.75       $0.90          8,689
                2009...     $0.55       $0.75             --
                2008...     $0.95       $0.55             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.34       $2.14         24,387
                2010...     $2.18       $2.34         22,066
                2009...     $1.77       $2.18         28,236
                2008...     $2.43       $1.77         47,849
                2007...     $1.71       $2.43         77,491
                2006...     $1.44       $1.71         39,295
                2005...     $1.18       $1.44         19,847
                2004...     $1.06       $1.18         19,976
                2003...     $1.00(b)    $1.06          4,548
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.45       $1.48         13,887
                2010...     $1.26       $1.45          8,411
                2009...     $1.13       $1.26          8,440
                2008...     $1.45       $1.13          9,306
                2007...     $1.29       $1.45         10,542
                2006...     $1.18       $1.29          9,606
                2005...     $1.14       $1.18          8,489
                2004...     $0.00       $1.14          8,449
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.52       $1.53             --
                2010...     $1.28       $1.52             --
                2009...     $1.05       $1.28             --
                2008...     $1.63       $1.05             --
                2007...     $1.00(s)    $1.63             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.63       $1.26         20,398
                2010...     $1.42       $1.63         14,366
                2009...     $0.83       $1.42         16,026
                2008...     $2.18       $0.83         21,478
                2007...     $1.54       $2.18         40,852
                2006...     $0.00       $1.54          1,730
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.33       $1.33        136,664
                2010...     $1.20       $1.33        214,463
                2009...     $0.96       $1.20        273,095
                2008...     $1.52       $0.96        285,404
                2007...     $1.23       $1.52        394,658
                2006...     $1.19       $1.23        406,893
                2005...     $1.08       $1.19        245,382
                2004...     $1.06       $1.08         15,979
                2003...     $1.00(e)    $1.06          4,978

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.24       $1.90        156,614
                2010...     $1.99       $2.24        219,020
                2009...     $1.48       $1.99        260,873
                2008...     $2.60       $1.48        350,204
                2007...     $2.40       $2.60        390,383
                2006...     $1.88       $2.40        429,682
                2005...     $1.72       $1.88        359,489
                2004...     $1.42       $1.72        172,654
                2003...     $1.00(f)    $1.42         31,368
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.67       $1.52         52,706
                2010...     $1.47       $1.67          2,658
                2009...     $1.18       $1.47          8,970
                2008...     $2.07       $1.18          9,666
                2007...     $1.73       $2.07         31,496
                2006...     $1.45       $1.73         24,057
                2005...     $1.27       $1.45          7,775
                2004...     $1.13       $1.27         13,591
                2003...     $1.00(b)    $1.13          4,940
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.18       $2.00             --
                2010...     $1.57       $2.18             --
                2009...     $1.13       $1.57             --
                2008...     $2.21       $1.13            166
                2007...     $2.11       $2.21            910
                2006...     $1.90       $2.11          1,036
                2005...     $1.60       $1.90            397
                2004...     $1.48       $1.60            417
                2003...     $1.00(g)    $1.48          6,218
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.68       $1.64             --
                2010...     $1.29       $1.68             --
                2009...     $0.89       $1.29          1,236
                2008...     $1.42       $0.89             --
                2007...     $1.00(s)    $1.42             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.94       $1.80          8,086
                2010...     $1.75       $1.94          8,273
                2009...     $1.23       $1.75          3,526
                2008...     $1.89       $1.23         10,042
                2007...     $1.54       $1.89         12,715
                2006...     $1.45       $1.54          8,423
                2005...     $1.26       $1.45          8,441
                2004...     $1.10       $1.26          6,087
                2003...     $1.00(b)    $1.10          1,493
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.57       $1.39         13,232
                2010...     $1.24       $1.57         16,657
                2009...     $0.93       $1.24         22,612
                2008...     $1.56       $0.93         28,349
                2007...     $1.40       $1.56         57,903
                2006...     $1.35       $1.40         49,910
                2005...     $1.21       $1.35         34,696
                2004...     $0.00       $1.21         28,178
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.14       $1.84         63,895
                2010...     $1.72       $2.14         82,757
                2009...     $1.35       $1.72        125,919
                2008...     $1.86       $1.35        157,205
                2007...     $1.97       $1.86        192,698
                2006...     $1.71       $1.97        208,627
                2005...     $1.67       $1.71        163,098
                2004...     $1.47       $1.67         84,773
                2003...     $1.00(i)    $1.47         12,510




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.40       $1.28          5,566
                2010...     $1.20       $1.40         10,980
                2009...     $0.96       $1.20          9,914
                2008...     $1.48       $0.96          4,712
                2007...     $1.00       $1.48          3,064
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.59       $1.59             --
                2010...     $1.49       $1.59             --
                2009...     $1.21       $1.49             --
                2008...     $1.46       $1.21             --
                2007...     $1.34       $1.46         18,524
                2006...     $0.00       $1.34         18,806
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.80       $1.65          8,488
                2010...     $1.71       $1.80         12,685
                2009...     $1.19       $1.71         47,618
                2008...     $2.17       $1.19         40,042
                2007...     $1.61       $2.17         54,528
                2006...     $1.50       $1.61         23,426
                2005...     $1.35       $1.50         20,716
                2004...     $0.00       $1.35         23,274
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.84       $2.56         49,076
                2010...     $3.12       $3.84         63,609
                2009...     $1.77       $3.12         90,183
                2008...     $3.75       $1.77        126,255
                2007...     $2.98       $3.75        128,791
                2006...     $2.06       $2.98        138,702
                2005...     $1.58       $2.06        116,405
                2004...     $0.00       $1.58         38,679
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.00       $0.96          3,260
                2010...     $0.88       $1.00          3,259
                2009...     $0.67       $0.88          2,807
                2008...     $0.95       $0.67             --
                2007...     $1.00(s)    $0.95             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.37       $1.36         15,672
                2010...     $1.24       $1.37         12,034
                2009...     $0.91       $1.24         16,271
                2008...     $1.46       $0.91         23,888
                2007...     $1.34       $1.46         29,072
                2006...     $1.26       $1.34         10,147
                2005...     $1.23       $1.26         10,177
                2004...     $1.15       $1.23         12,727
                2003...     $1.00(a)    $1.15         12,765
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.33       $1.23          5,384
                2010...     $1.05       $1.33         12,053
                2009...     $0.75       $1.05             --
                2008...     $1.58       $0.75         16,465
                2007...     $1.46       $1.58         19,976
                2006...     $1.45       $1.46          4,886
                2005...     $1.43       $1.45          4,901
                2004...     $1.27       $1.43         28,599
                2003...     $1.00(a)    $1.27         36,726
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.98       $1.74         11,209
                2010...     $1.48       $1.98         22,113
                2009...     $0.92       $1.48         26,361
                2008...     $1.54       $0.92         52,430
                2007...     $1.53       $1.54         73,787
                2006...     $1.38       $1.53         74,789
                2005...     $1.33       $1.38         82,492
                2004...     $1.27       $1.33         96,350
                2003...     $1.00(a)    $1.27         49,273

1.50% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.60       $1.57         29,121
                2010...     $1.46       $1.60         36,051
                2009...     $1.21       $1.46         33,548
                2008...     $1.82       $1.21         54,149
                2007...     $1.72       $1.82         43,980
                2006...     $1.45       $1.72         35,109
                2005...     $1.38       $1.45         38,613
                2004...     $1.22       $1.38         64,444
                2003...     $1.00(a)    $1.22         11,407
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.81       $0.65          2,804
                2010...     $0.69       $0.81          2,988
                2009...     $0.41       $0.69          2,536
                2008...     $0.97       $0.41         12,658
                2007...     $1.00(s)    $0.97         12,639
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.90       $0.86             --
                2010...     $0.74       $0.90             --
                2009...     $0.58       $0.74             --
                2008...     $0.96       $0.58             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.30       $1.26          8,561
                2010...     $1.21       $1.30          8,209
                2009...     $0.85       $1.21         62,195
                2008...     $1.59       $0.85          7,837
                2007...     $1.42       $1.59         12,846
                2006...     $1.34       $1.42         40,905
                2005...     $1.29       $1.34         45,468
                2004...     $1.23       $1.29         76,316
                2003...     $1.00(a)    $1.23          4,438
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.37       $0.36        293,068
                2010...     $0.33       $0.37        404,919
                2009...     $0.27       $0.33        539,837
                2008...     $1.26       $0.27        378,134
                2007...     $1.28       $1.26        275,627
                2006...     $1.19       $1.28        258,525
                2005...     $1.18       $1.19        183,827
                2004...     $1.11       $1.18         92,382
                2003...     $1.00(a)    $1.11         25,644
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.87             --
                2010...     $0.75       $0.90             --
                2009...     $0.55       $0.75             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.37       $2.15          7,823
                2010...     $2.09       $2.37          7,931
                2009...     $1.53       $2.09          7,849
                2008...     $2.73       $1.53         20,505
                2007...     $2.45       $2.73         32,044
                2006...     $1.92       $2.45         31,498
                2005...     $1.70       $1.92         35,709
                2004...     $1.47       $1.70         33,685
                2003...     $1.00(a)    $1.47         11,128
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.02       $1.01         46,270
                2010...     $1.00       $1.02        130,733




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05        213,131
                2010...     $1.00       $1.03        155,825
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT:
                2011...     $1.26       $1.26             --
                2010...     $1.13       $1.26             --
                2009...     $0.89       $1.13             --
                2008...     $1.64       $0.89            855
                2007...     $1.75       $1.64            857
                2006...     $1.53       $1.75          1,722
                2005...     $1.47       $1.53          2,464
                2004...     $0.00       $1.47         27,245
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.28       $1.21             --
                2010...     $1.14       $1.28             --
                2009...     $0.89       $1.14             --
                2008...     $1.48       $0.89             --
                2007...     $1.59       $1.48          7,304
                2006...     $0.00       $1.59          7,326
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.58       $1.29         10,118
                2010...     $1.46       $1.58         19,378
                2009...     $1.19       $1.46         18,816
                2008...     $2.15       $1.19         35,980
                2007...     $2.02       $2.15         40,212
                2006...     $1.60       $2.02         46,549
                2005...     $1.45       $1.60         53,129
                2004...     $1.27       $1.45         56,172
                2003...     $1.00(a)    $1.27         27,374
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.49       $1.40          3,663
                2010...     $1.27       $1.49          3,793
                2009...     $0.97       $1.27          4,211
                2008...     $1.61       $0.97          4,741
                2007...     $0.00       $1.61         21,758
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.63       $1.32             --
                2010...     $1.37       $1.63             --
                2009...     $0.85       $1.37             --
                2008...     $1.37       $0.85             --
                2007...     $1.31       $1.37          2,709
                2006...     $1.26       $1.31          2,717
                2005...     $1.21       $1.26          2,725
                2004...     $1.17       $1.21          4,556
                2003...     $1.00(a)    $1.17          4,569



1.55% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.18       $1.25      11,352,450
                2010...     $1.09       $1.18      13,609,645
                2009...     $0.96       $1.09      14,857,448
                2008...     $1.13       $0.96      15,749,874
                2007...     $1.12       $1.13      17,531,751
                2006...     $1.09       $1.12      11,972,066
                2005...     $1.08       $1.09       9,044,946
                2004...     $1.04       $1.08       5,905,850
                2003...     $1.00(a)    $1.04       2,702,270

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.93       $1.86       2,030,512
                2010...     $1.56       $1.93       2,325,942
                2009...     $1.16       $1.56       2,447,846
                2008...     $1.85       $1.16       2,721,763
                2007...     $1.75       $1.85       2,787,069
                2006...     $1.62       $1.75       2,119,352
                2005...     $1.47       $1.62       1,682,418
                2004...     $1.29       $1.47       1,265,670
                2003...     $1.00(a)    $1.29         591,118
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.36       $1.36         938,118
                2010...     $1.20       $1.36       1,165,195
                2009...     $0.97       $1.20       1,686,147
                2008...     $1.57       $0.97       1,801,608
                2007...     $1.52       $1.57       2,839,766
                2006...     $1.34       $1.52       2,729,685
                2005...     $1.30       $1.34       2,983,925
                2004...     $1.20       $1.30       1,752,518
                2003...     $1.00(a)    $1.20         609,821
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.36       $1.34       3,790,582
                2010...     $1.22       $1.36       4,314,377
                2009...     $1.05       $1.22       4,001,330
                2008...     $1.02       $1.05       4,159,864
                2007...     $0.95       $1.02       3,618,967
                2006...     $0.93       $0.95       1,621,162
                2005...     $1.00(o)    $0.93         430,175
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.03       $1.01       4,400,562
                2010...     $1.04       $1.03       3,505,411
                2009...     $1.06       $1.04       4,925,415
                2008...     $1.05       $1.06       7,660,374
                2007...     $1.02       $1.05       6,117,045
                2006...     $0.99       $1.02       4,393,698
                2005...     $0.98       $0.99       2,403,008
                2004...     $0.99       $0.98       1,603,772
                2003...     $1.00(a)    $0.99       1,262,419
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.08       $1.14       3,492,199
                2010...     $1.03       $1.08       4,310,675
                2009...     $0.97       $1.03       4,391,137
                2008...     $1.13       $0.97       5,379,112
                2007...     $1.11       $1.13       6,687,762
                2006...     $1.07       $1.11       5,583,809
                2005...     $1.06       $1.07       5,094,000
                2004...     $1.03       $1.06       2,910,291
                2003...     $1.00(a)    $1.03       1,373,027
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $2.15       $2.24       1,796,987
                2010...     $1.70       $2.15       2,224,269
                2009...     $1.38       $1.70       2,585,806
                2008...     $2.21       $1.38       2,665,887
                2007...     $2.66       $2.21       2,916,085
                2006...     $2.07       $2.66       2,753,523
                2005...     $1.89       $2.07       2,663,693
                2004...     $1.42       $1.89       2,127,796
                2003...     $1.00(a)    $1.42       1,138,867
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.58       $0.46         340,692
                2010...     $0.56       $0.58         304,517
                2009...     $0.42       $0.56         328,053
                2008...     $0.92       $0.42         358,200
                2007...     $1.00(s)    $0.92         150,696




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.30       $1.31         246,650
                2010...     $1.16       $1.30         295,255
                2009...     $1.00       $1.16         322,000
                2008...     $1.55       $1.00         336,540
                2007...     $1.58       $1.55         328,626
                2006...     $1.38       $1.58         253,249
                2005...     $1.34       $1.38         334,926
                2004...     $1.21       $1.34         376,889
                2003...     $1.00(a)    $1.21         346,355
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.27       $1.26       2,173,470
                2010...     $1.11       $1.27       2,697,947
                2009...     $0.84       $1.11       3,319,822
                2008...     $1.46       $0.84       3,906,608
                2007...     $1.23       $1.46       4,794,371
                2006...     $1.29       $1.23       5,521,156
                2005...     $1.28       $1.29       5,325,162
                2004...     $1.18       $1.28       4,706,270
                2003...     $1.00(a)    $1.18       2,640,287
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.47       $1.46       2,311,748
                2010...     $1.32       $1.47       2,535,117
                2009...     $1.12       $1.32       2,181,002
                2008...     $1.56       $1.12       2,263,699
                2007...     $1.67       $1.56       2,788,745
                2006...     $1.43       $1.67       2,459,110
                2005...     $1.39       $1.43       1,450,188
                2004...     $1.23       $1.39         741,335
                2003...     $1.00(a)    $1.23         231,651
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.14       $1.25       3,010,290
                2010...     $1.10       $1.14       2,900,363
                2009...     $1.01       $1.10       1,803,168
                2008...     $1.05       $1.01       1,229,819
                2007...     $1.00(s)    $1.05          39,597
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81          12,715
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83           9,983
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.91              --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.87          75,018
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05         116,341
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99          15,576
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76          34,956
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78          14,669
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.78       $1.71       2,123,103
                2010...     $1.55       $1.78       2,528,967
                2009...     $1.16       $1.55       2,807,573
                2008...     $2.06       $1.16       3,169,904
                2007...     $1.78       $2.06       3,666,458
                2006...     $1.62       $1.78       3,318,175
                2005...     $1.41       $1.62       2,584,168
                2004...     $1.25       $1.41       1,663,438
                2003...     $1.00(a)    $1.25       1,179,277

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.34       $1.33       4,696,417
                2010...     $1.18       $1.34       6,100,710
                2009...     $0.93       $1.18       7,377,735
                2008...     $1.64       $0.93       8,446,663
                2007...     $1.65       $1.64       8,501,909
                2006...     $1.40       $1.65       7,657,894
                2005...     $1.34       $1.40       7,092,662
                2004...     $1.23       $1.34       6,573,300
                2003...     $1.00(a)    $1.23       3,670,197
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.15       $1.17       1,392,982
                2010...     $1.02       $1.15       1,350,194
                2009...     $0.72       $1.02       1,124,785
                2008...     $0.98       $0.72         411,529
                2007...     $1.00(s)    $0.98          25,633
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.52       $2.21       1,205,089
                2010...     $1.99       $2.52       1,402,465
                2009...     $1.45       $1.99       1,649,104
                2008...     $2.43       $1.45       1,939,987
                2007...     $2.14       $2.43       2,323,426
                2006...     $1.93       $2.14       2,318,803
                2005...     $1.66       $1.93       2,023,312
                2004...     $1.36       $1.66       1,362,874
                2003...     $1.00(a)    $1.36         800,692
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.30       $1.26         192,117
                2010...     $1.18       $1.30         233,726
                2009...     $0.92       $1.18         264,655
                2008...     $1.43       $0.92         274,320
                2007...     $1.37       $1.43         328,115
                2006...     $1.26       $1.37         355,402
                2005...     $1.26       $1.26         329,364
                2004...     $1.19       $1.26         256,475
                2003...     $1.00(a)    $1.19          62,173
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.96       $0.91         776,148
                2010...     $0.76       $0.96         856,128
                2009...     $0.60       $0.76         642,836
                2008...     $0.91       $0.60         462,047
                2007...     $1.00(s)    $0.91         115,979
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.71       $1.60         283,991
                2010...     $1.36       $1.71         447,427
                2009...     $0.96       $1.36         540,239
                2008...     $1.70       $0.96         619,687
                2007...     $1.55       $1.70         632,618
                2006...     $1.45       $1.55         624,297
                2005...     $1.41       $1.45         636,437
                2004...     $1.28       $1.41         633,145
                2003...     $1.00(a)    $1.28         343,529
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.46       $1.42         919,681
                2010...     $1.33       $1.46       1,106,170
                2009...     $1.07       $1.33       1,195,899
                2008...     $1.74       $1.07       1,514,302
                2007...     $1.70       $1.74       1,915,479
                2006...     $1.46       $1.70       1,634,724
                2005...     $1.34       $1.46         927,869
                2004...     $1.21       $1.34         676,052
                2003...     $1.00(a)    $1.21         395,889




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.30       $2.73         714,293
                2010...     $2.85       $3.30         816,478
                2009...     $1.68       $2.85         996,481
                2008...     $3.60       $1.68       1,159,584
                2007...     $2.84       $3.60       1,260,903
                2006...     $2.25       $2.84       1,314,107
                2005...     $1.79       $2.25       1,005,484
                2004...     $1.46       $1.79         593,571
                2003...     $1.00(a)    $1.46         356,071
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.07         910,140
                2010...     $1.00       $1.02         648,989
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.83       $0.78         247,131
                2010...     $0.73       $0.83         112,237
                2009...     $0.59       $0.73          50,211
                2008...     $0.94       $0.59              --
                2007...     $1.00(s)    $0.94              --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.94       $0.92       2,147,086
                2010...     $0.85       $0.94       2,149,595
                2009...     $0.73       $0.85       1,982,990
                2008...     $0.97       $0.73       1,182,640
                2007...     $1.00(s)    $0.97         519,511
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.04       $1.06         718,221
                2010...     $0.99       $1.04         823,097
                2009...     $0.93       $0.99         437,742
                2008...     $1.01       $0.93         290,718
                2007...     $1.00(s)    $1.01           3,867
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.88       $0.83         814,271
                2010...     $0.78       $0.88       1,275,428
                2009...     $0.64       $0.78       1,082,331
                2008...     $0.95       $0.64         548,452
                2007...     $1.00(s)    $0.95         128,522
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.99       $0.98       1,395,010
                2010...     $0.91       $0.99       1,504,195
                2009...     $0.83       $0.91       1,569,128
                2008...     $0.99       $0.83         678,556
                2007...     $1.00(s)    $0.99          22,267
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.13       $1.09          21,094
                2010...     $1.06       $1.13          19,185
                2009...     $0.81       $1.06          22,314
                2008...     $1.33       $0.81          44,527
                2007...     $1.33       $1.33          72,710
                2006...     $1.22       $1.33          77,029
                2005...     $1.18       $1.22          98,839
                2004...     $1.12       $1.18         124,506
                2003...     $1.00(a)    $1.12         116,194

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y):
                2011...     $1.26       $1.14        308,398
                2010...     $1.11       $1.26        390,845
                2009...     $0.93       $1.11        433,031
                2008...     $1.65       $0.93        520,709
                2007...     $1.50       $1.65        584,830
                2006...     $1.40       $1.50        430,134
                2005...     $1.35       $1.40         54,438
                2004...     $1.23       $1.35         86,086
                2003...     $1.00(a)    $1.23         75,989
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.41       $1.38          5,740
                2010...     $1.31       $1.41          7,898
                2009...     $1.04       $1.31          5,208
                2008...     $1.51       $1.04          6,974
                2007...     $1.43       $1.51          6,907
                2006...     $1.26       $1.43          7,101
                2005...     $1.21       $1.26         35,649
                2004...     $1.17       $1.21         47,595
                2003...     $1.00(a)    $1.17         26,313
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.94       $0.91        748,276
                2010...     $0.74       $0.94        785,963
                2009...     $0.62       $0.74        522,003
                2008...     $0.92       $0.62        287,512
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. CAPITAL GROWTH
                SUB-ACCOUNT(R)(T)(EE):
                2011...     $1.48       $1.36         63,540
                2010...     $1.26       $1.48         60,523
                2009...     $0.77       $1.26         66,313
                2008...     $1.54       $0.77         47,052
                2007...     $1.34       $1.54         43,940
                2006...     $1.33       $1.34         47,249
                2005...     $1.25       $1.33         26,946
                2004...     $1.19       $1.25         23,230
                2003...     $1.00(a)    $1.19         25,563
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.45       $1.40        641,878
                2010...     $1.27       $1.45        669,618
                2009...     $1.01       $1.27        463,341
                2008...     $1.59       $1.01        588,735
                2007...     $1.66       $1.59        831,553
                2006...     $1.45       $1.66        749,662
                2005...     $1.41       $1.45        851,883
                2004...     $1.22       $1.41        573,569
                2003...     $1.00(a)    $1.22        429,513
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.52       $1.47        258,300
                2010...     $1.38       $1.52        276,273
                2009...     $1.13       $1.38        288,904
                2008...     $1.69       $1.13        322,785
                2007...     $1.68       $1.69        427,777
                2006...     $1.47       $1.68        388,312
                2005...     $1.36       $1.47        267,310
                2004...     $1.21       $1.36        104,067
                2003...     $1.00(a)    $1.21         47,240
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.90       $0.89         27,554
                2010...     $0.75       $0.90         28,375
                2009...     $0.55       $0.75          7,764
                2008...     $0.95       $0.55          4,482
                2007...     $1.00(s)    $0.95             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.33       $2.13       4,236,789
                2010...     $2.18       $2.33       5,358,906
                2009...     $1.77       $2.18       5,889,266
                2008...     $2.42       $1.77       5,512,314
                2007...     $1.71       $2.42       5,585,970
                2006...     $1.44       $1.71       3,917,191
                2005...     $1.18       $1.44       1,758,400
                2004...     $1.06       $1.18         422,800
                2003...     $1.00(b)    $1.06          60,523
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.44       $1.47       1,930,522
                2010...     $1.25       $1.44       2,093,550
                2009...     $1.12       $1.25       2,371,524
                2008...     $1.44       $1.12       2,807,504
                2007...     $1.29       $1.44       3,557,196
                2006...     $1.18       $1.29       3,667,368
                2005...     $1.14       $1.18       3,478,462
                2004...     $1.06       $1.14       3,108,825
                2003...     $1.00(c)    $1.06         948,351
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.52       $1.52         235,756
                2010...     $1.28       $1.52         258,071
                2009...     $1.04       $1.28         306,046
                2008...     $1.63       $1.04         351,251
                2007...     $1.45       $1.63         409,167
                2006...     $1.26       $1.45         368,810
                2005...     $1.17       $1.26         119,512
                2004...     $1.09       $1.17         112,876
                2003...     $1.00(d)    $1.09          51,899
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.63       $1.26       1,612,278
                2010...     $1.41       $1.63       1,761,552
                2009...     $0.83       $1.41       2,059,256
                2008...     $2.18       $0.83       2,119,975
                2007...     $1.54       $2.18       1,796,569
                2006...     $1.25       $1.54       1,488,223
                2005...     $1.00(o)    $1.25         414,653
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.32       $1.33       3,697,684
                2010...     $1.19       $1.32       4,431,802
                2009...     $0.95       $1.19       4,438,695
                2008...     $1.52       $0.95       4,791,336
                2007...     $1.23       $1.52       4,925,902
                2006...     $1.19       $1.23       3,861,700
                2005...     $1.08       $1.19       2,330,557
                2004...     $1.06       $1.08       1,450,216
                2003...     $1.00(e)    $1.06         582,491
               IVY FUNDS VIP INTERNATIONAL CORE
                EQUITY SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.17       $1.84       4,126,810
                2010...     $1.93       $2.17       4,711,172
                2009...     $1.43       $1.93       5,104,058
                2008...     $2.52       $1.43       5,752,054
                2007...     $2.33       $2.52       6,040,240
                2006...     $1.82       $2.33       5,632,294
                2005...     $1.67       $1.82       5,092,514
                2004...     $1.38       $1.67       3,792,773
                2003...     $1.00(f)    $1.38       1,370,209

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.66       $1.51         616,081
                2010...     $1.47       $1.66         563,602
                2009...     $1.18       $1.47         313,255
                2008...     $2.06       $1.18         431,841
                2007...     $1.73       $2.06         502,229
                2006...     $1.45       $1.73         442,986
                2005...     $1.26       $1.45         353,381
                2004...     $1.13       $1.26         244,032
                2003...     $1.00(b)    $1.13         205,535
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.21       $2.02         351,831
                2010...     $1.59       $2.21         420,111
                2009...     $1.14       $1.59         407,892
                2008...     $2.24       $1.14         471,579
                2007...     $2.13       $2.24         496,068
                2006...     $1.93       $2.13         523,139
                2005...     $1.62       $1.93         503,868
                2004...     $1.50       $1.62         478,281
                2003...     $1.00(g)    $1.50         224,892
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.67       $1.64          93,917
                2010...     $1.29       $1.67          32,655
                2009...     $0.89       $1.29          31,799
                2008...     $1.42       $0.89          37,116
                2007...     $1.28       $1.42          49,643
                2006...     $1.20       $1.28          54,430
                2005...     $1.00(o)    $1.20          23,464
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.93       $1.79         496,590
                2010...     $1.74       $1.93         575,967
                2009...     $1.23       $1.74         746,396
                2008...     $1.89       $1.23         725,455
                2007...     $1.54       $1.89         742,000
                2006...     $1.45       $1.54         578,834
                2005...     $1.26       $1.45         258,094
                2004...     $1.10       $1.26          72,675
                2003...     $1.00(b)    $1.10          38,833
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.57       $1.38         992,786
                2010...     $1.24       $1.57       1,031,590
                2009...     $0.93       $1.24       1,240,804
                2008...     $1.56       $0.93       1,359,645
                2007...     $1.39       $1.56       1,475,522
                2006...     $1.35       $1.39       1,212,942
                2005...     $1.21       $1.35         835,285
                2004...     $1.08       $1.21         427,235
                2003...     $1.00(h)    $1.08         108,753
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.04       $1.75       1,224,714
                2010...     $1.64       $2.04       1,500,413
                2009...     $1.29       $1.64       1,787,161
                2008...     $1.77       $1.29       2,086,327
                2007...     $1.88       $1.77       2,399,263
                2006...     $1.63       $1.88       2,174,460
                2005...     $1.59       $1.63       1,921,472
                2004...     $1.41       $1.59       1,262,547
                2003...     $1.00(i)    $1.41         370,380




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.40       $1.28         325,622
                2010...     $1.20       $1.40         416,706
                2009...     $0.96       $1.20         511,300
                2008...     $1.47       $0.96         573,487
                2007...     $1.47       $1.47         739,345
                2006...     $1.28       $1.47         698,279
                2005...     $1.24       $1.28         729,637
                2004...     $1.10       $1.24         349,068
                2003...     $1.00(j)    $1.10          86,562
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.60       $1.60         804,282
                2010...     $1.51       $1.60         845,516
                2009...     $1.22       $1.51         590,971
                2008...     $1.47       $1.22         612,548
                2007...     $1.36       $1.47         735,500
                2006...     $1.25       $1.36         676,044
                2005...     $1.18       $1.25         597,221
                2004...     $1.10       $1.18         564,213
                2003...     $1.00(a)    $1.10         286,543
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.74       $1.60       1,159,234
                2010...     $1.66       $1.74       1,359,824
                2009...     $1.16       $1.66       1,377,040
                2008...     $2.11       $1.16       1,273,492
                2007...     $1.57       $2.11       1,027,111
                2006...     $1.46       $1.57         881,536
                2005...     $1.32       $1.46       1,011,066
                2004...     $1.13       $1.32         420,482
                2003...     $1.00(a)    $1.13         269,977
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.68       $2.45       1,704,296
                2010...     $2.99       $3.68       1,899,135
                2009...     $1.69       $2.99       2,154,832
                2008...     $3.60       $1.69       2,436,871
                2007...     $2.86       $3.60       2,084,514
                2006...     $1.98       $2.86       1,589,462
                2005...     $1.52       $1.98         840,280
                2004...     $1.30       $1.52         381,986
                2003...     $1.00(a)    $1.30          66,911
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.00       $0.95         670,583
                2010...     $0.88       $1.00         660,452
                2009...     $0.67       $0.88         439,516
                2008...     $0.95       $0.67         271,281
                2007...     $1.00(s)    $0.95              --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.37       $1.35       1,435,027
                2010...     $1.24       $1.37       1,544,748
                2009...     $0.91       $1.24       1,293,626
                2008...     $1.46       $0.91       1,277,113
                2007...     $1.33       $1.46         893,919
                2006...     $1.26       $1.33         148,618
                2005...     $1.23       $1.26         137,198
                2004...     $1.15       $1.23         141,463
                2003...     $1.00(a)    $1.15         112,029
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.34       $1.24         119,835
                2010...     $1.05       $1.34         122,566
                2009...     $0.76       $1.05         106,830
                2008...     $1.59       $0.76         128,419
                2007...     $1.47       $1.59         109,348
                2006...     $1.46       $1.47         146,758
                2005...     $1.44       $1.46         152,758
                2004...     $1.28       $1.44         161,473
                2003...     $1.00(a)    $1.28         148,821

1.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.99       $1.75         453,032
                2010...     $1.48       $1.99         509,282
                2009...     $0.92       $1.48         635,262
                2008...     $1.55       $0.92         769,583
                2007...     $1.54       $1.55         928,791
                2006...     $1.39       $1.54       1,129,237
                2005...     $1.34       $1.39       1,274,103
                2004...     $1.28       $1.34       1,398,160
                2003...     $1.00(a)    $1.28         842,764
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.55       $1.52       3,258,603
                2010...     $1.42       $1.55       3,696,202
                2009...     $1.17       $1.42       3,292,882
                2008...     $1.77       $1.17       2,738,548
                2007...     $1.67       $1.77       1,779,016
                2006...     $1.41       $1.67         731,896
                2005...     $1.35       $1.41         712,081
                2004...     $1.19       $1.35         367,813
                2003...     $1.00(a)    $1.19         215,469
               MORGAN STANLEY UIF EMERGING MARKETS
                EQUITY SUB-ACCOUNT(AA):
                2011...     $0.81       $0.65         713,329
                2010...     $0.69       $0.81         774,114
                2009...     $0.41       $0.69         563,184
                2008...     $0.97       $0.41         393,001
                2007...     $1.00(s)    $0.97          12,615
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.90       $0.86         147,045
                2010...     $0.74       $0.90         150,212
                2009...     $0.57       $0.74          91,758
                2008...     $0.96       $0.57         146,391
                2007...     $1.00(s)    $0.96              --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.29       $1.25         172,194
                2010...     $1.20       $1.29         181,374
                2009...     $0.84       $1.20         179,748
                2008...     $1.58       $0.84         200,936
                2007...     $1.41       $1.58         191,880
                2006...     $1.33       $1.41         212,183
                2005...     $1.28       $1.33         264,366
                2004...     $1.22       $1.28         173,296
                2003...     $1.00(a)    $1.22          34,282
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.40       $0.38       4,837,363
                2010...     $0.35       $0.40       5,965,096
                2009...     $0.29       $0.35       6,732,426
                2008...     $1.35       $0.29       5,091,144
                2007...     $1.38       $1.35       4,067,103
                2006...     $1.28       $1.38       3,401,733
                2005...     $1.28       $1.28       3,038,206
                2004...     $1.19       $1.28       2,736,329
                2003...     $1.00(a)    $1.19       1,453,081
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.87          80,523
                2010...     $0.75       $0.90         107,612
                2009...     $0.55       $0.75          90,011
                2008...     $0.91       $0.55          76,174
                2007...     $1.00(s)    $0.91              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.24       $2.04         159,491
                2010...     $1.98       $2.24         184,479
                2009...     $1.45       $1.98         185,551
                2008...     $2.59       $1.45         250,409
                2007...     $2.32       $2.59         332,098
                2006...     $1.83       $2.32         357,513
                2005...     $1.61       $1.83         307,998
                2004...     $1.40       $1.61         256,975
                2003...     $1.00(a)    $1.40          67,646
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.02       $1.01       1,680,803
                2010...     $1.00       $1.02       1,325,645
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05       2,916,672
                2010...     $1.00       $1.03       2,544,390
               PUTNAM VT EQUITY INCOME FUND SUB-ACCOUNT(U):
                2011...     $1.08       $1.20         406,663
                2010...     $1.08       $1.20         490,807
                2009...     $0.85       $1.08         489,928
                2008...     $1.56       $0.85         515,800
                2007...     $1.67       $1.56         605,372
                2006...     $1.46       $1.67         663,496
                2005...     $1.40       $1.46         766,337
                2004...     $1.23       $1.40         546,196
                2003...     $1.00(a)    $1.23          45,929
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.24       $1.16         110,158
                2010...     $1.10       $1.24          94,150
                2009...     $0.86       $1.10          87,131
                2008...     $1.43       $0.86         153,726
                2007...     $1.54       $1.43         175,480
                2006...     $1.35       $1.54         169,867
                2005...     $1.31       $1.35         178,570
                2004...     $1.19       $1.31         190,596
                2003...     $1.00(a)    $1.19         169,121
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.54       $1.26         435,699
                2010...     $1.42       $1.54         555,973
                2009...     $1.16       $1.42         634,352
                2008...     $2.10       $1.16         745,460
                2007...     $1.97       $2.10         845,901
                2006...     $1.57       $1.97         985,677
                2005...     $1.42       $1.57       1,215,767
                2004...     $1.24       $1.42       1,420,434
                2003...     $1.00(a)    $1.24       1,018,294
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.50       $1.41           7,010
                2010...     $1.28       $1.50          11,892
                2009...     $0.98       $1.28           7,917
                2008...     $1.63       $0.98          12,759
                2007...     $1.56       $1.63          69,947
                2006...     $1.46       $1.56          59,967
                2005...     $1.35       $1.46          77,161
                2004...     $1.24       $1.35          59,411
                2003...     $1.00(a)    $1.24          33,779
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.62       $1.31         137,535
                2010...     $1.36       $1.62         171,676
                2009...     $0.84       $1.36          87,451
                2008...     $1.36       $0.84          69,829
                2007...     $1.31       $1.36          64,895
                2006...     $1.26       $1.31          76,556
                2005...     $1.21       $1.26          72,195
                2004...     $1.17       $1.21          76,797
                2003...     $1.00(a)    $1.17          37,809

1.60% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.14       $1.21        266,348
                2010...     $1.06       $1.14        255,007
                2009...     $0.93       $1.06        307,660
                2008...     $1.09       $0.93        257,694
                2007...     $1.09       $1.09        319,812
                2006...     $1.06       $1.09        263,033
                2005...     $1.05       $1.06        193,308
                2004...     $1.01       $1.05        210,026
                2003...     $1.00(a)    $1.01        191,359
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.59       $1.53        102,406
                2010...     $1.28       $1.59        100,647
                2009...     $0.96       $1.28        102,706
                2008...     $1.53       $0.96         93,848
                2007...     $1.45       $1.53         94,625
                2006...     $1.34       $1.45         86,467
                2005...     $1.22       $1.34         51,797
                2004...     $1.07       $1.22         57,742
                2003...     $1.00(a)    $1.07         55,230
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.20       $1.20             --
                2010...     $1.07       $1.20             --
                2009...     $0.86       $1.07             --
                2008...     $1.39       $0.86          5,659
                2007...     $1.35       $1.39         11,489
                2006...     $1.19       $1.35         16,114
                2005...     $1.16       $1.19         16,199
                2004...     $0.00       $1.16         16,286
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.36       $1.33         69,090
                2010...     $1.21       $1.36         66,430
                2009...     $1.05       $1.21         37,528
                2008...     $1.02       $1.05         29,071
                2007...     $0.95       $1.02         44,234
                2006...     $0.00       $0.95          3,474
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.03       $1.01         22,966
                2010...     $1.05       $1.03         21,778
                2009...     $1.06       $1.05         53,947
                2008...     $1.06       $1.06         53,277
                2007...     $1.02       $1.06         64,180
                2006...     $1.00       $1.02         61,995
                2005...     $0.99       $1.00         67,873
                2004...     $1.00       $0.99         72,925
                2003...     $1.00(a)    $1.00         57,536
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.06       $1.11         44,909
                2010...     $1.01       $1.06         49,169
                2009...     $0.95       $1.01         47,806
                2008...     $1.11       $0.95         36,755
                2007...     $1.09       $1.11         41,681
                2006...     $1.05       $1.09         35,444
                2005...     $1.04       $1.05         33,159
                2004...     $0.00       $1.04         19,615
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.62       $1.68         46,381
                2010...     $1.27       $1.62         45,548
                2009...     $1.04       $1.27         48,008
                2008...     $1.66       $1.04         42,771
                2007...     $2.00       $1.66         40,183
                2006...     $1.56       $2.00         35,737
                2005...     $1.42       $1.56         25,936
                2004...     $1.07       $1.42         29,146
                2003...     $1.00(a)    $1.07         30,191




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                ALLIANCEBERNSTEIN INTERNATIONAL VALUE SUB-ACCOUNT:
                  2011...     $0.57        $0.46              --
                  2010...     $0.56        $0.57              --
                  2009...     $0.42        $0.56              --
                  2008...     $0.92        $0.42              --
                  2007...     $1.00(s)     $0.92              --
                AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                  2011...     $1.15        $1.16              --
                  2010...     $1.02        $1.15              --
                  2009...     $0.88        $1.02              --
                  2008...     $1.37        $0.88              --
                  2007...     $1.00(s)     $1.37              --
                AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                  2011...     $1.10        $1.09          22,100
                  2010...     $0.97        $1.10          23,709
                  2009...     $0.73        $0.97         129,094
                  2008...     $1.27        $0.73         138,201
                  2007...     $1.07        $1.27         153,214
                  2006...     $1.12        $1.07         227,300
                  2005...     $1.12        $1.12         175,163
                  2004...     $1.03        $1.12         191,676
                  2003...     $1.00(a)     $1.03         181,244
                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2011...     $1.29        $1.28          62,263
                  2010...     $1.16        $1.29          62,974
                  2009...     $0.99        $1.16          23,487
                  2008...     $1.37        $0.99          33,027
                  2007...     $1.47        $1.37          33,040
                  2006...     $0.00        $1.47          44,335
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2011...     $1.14        $1.25          80,859
                  2010...     $1.10        $1.14          82,602
                  2009...     $1.01        $1.10          23,273
                  2008...     $1.05        $1.01              --
                  2007...     $1.00(s)     $1.05              --
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                  2011...     $1.00        $0.81              --
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(MM):
                  2011...     $1.00        $0.83              --
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(NN):
                  2011...     $1.00        $0.90              --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                  2011...     $1.00        $0.87              --
                AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(PP):
                  2011...     $1.00        $1.05              --
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(QQ):
                  2011...     $1.00        $0.99              --
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(RR):
                  2011...     $1.00        $0.76              --
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(SS):
                  2011...     $1.00        $0.78              --
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2011...     $1.50        $1.44              --
                  2010...     $1.31        $1.50              --
                  2009...     $0.98        $1.31              --
                  2008...     $1.74        $0.98              --
                  2007...     $1.00(s)     $1.74              --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.18       $1.17        118,815
                2010...     $1.04       $1.18        116,561
                2009...     $0.82       $1.04        227,575
                2008...     $1.45       $0.82        236,648
                2007...     $1.46       $1.45        240,526
                2006...     $1.23       $1.46        242,985
                2005...     $1.19       $1.23        217,131
                2004...     $1.09       $1.19        238,707
                2003...     $1.00(a)    $1.09        220,804
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.17         29,395
                2010...     $1.02       $1.14         28,697
                2009...     $0.72       $1.02          9,252
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.03       $1.78             --
                2010...     $1.61       $2.03             --
                2009...     $1.17       $1.61             --
                2008...     $1.96       $1.17             --
                2007...     $1.00(s)    $1.96             --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.15       $1.11             --
                2010...     $1.05       $1.15             --
                2009...     $0.82       $1.05             --
                2008...     $1.27       $0.82             --
                2007...     $1.00(s)    $1.27             --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.96       $0.91         36,814
                2010...     $0.76       $0.96         48,636
                2009...     $0.60       $0.76         15,598
                2008...     $0.91       $0.60             --
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.41       $1.32             --
                2010...     $1.12       $1.41             --
                2009...     $0.79       $1.12             --
                2008...     $1.40       $0.79             --
                2007...     $1.00(s)    $1.40             --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.30       $1.26             --
                2010...     $1.18       $1.30             --
                2009...     $0.95       $1.18             --
                2008...     $1.54       $0.95             --
                2007...     $1.00(s)    $1.54             --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.47       $2.05          7,811
                2010...     $2.14       $2.47          7,273
                2009...     $1.26       $2.14          8,027
                2008...     $2.70       $1.26         12,380
                2007...     $2.13       $2.70          9,789
                2006...     $1.69       $2.13         18,615
                2005...     $1.35       $1.69            426
                2004...     $0.00       $1.35            192
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.07         40,193
                2010...     $1.00       $1.02         37,867
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.83       $0.78             --
                2010...     $0.73       $0.83             --
                2009...     $0.59       $0.73             --
                2008...     $0.94       $0.59             --
                2007...     $1.00(s)    $0.94             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.94       $0.92        649,773
                2010...     $0.85       $0.94        603,987
                2009...     $0.73       $0.85        293,314
                2008...     $0.97       $0.73             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.04       $1.06             --
                2010...     $0.99       $1.04             --
                2009...     $0.93       $0.99             --
                2008...     $1.01       $0.93             --
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.88       $0.83             --
                2010...     $0.78       $0.88             --
                2009...     $0.64       $0.78             --
                2008...     $0.95       $0.64             --
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.99       $0.98             --
                2010...     $0.91       $0.99             --
                2009...     $0.83       $0.91             --
                2008...     $0.99       $0.83             --
                2007...     $1.00(s)    $0.99             --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.04       $1.01             --
                2010...     $0.98       $1.04             --
                2009...     $0.75       $0.98             --
                2008...     $1.24       $0.75             --
                2007...     $1.00(s)    $1.24             --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.08       $0.97          7,859
                2010...     $0.95       $1.08          7,919
                2009...     $0.80       $0.95          7,764
                2008...     $1.42       $0.80         14,500
                2007...     $1.29       $1.42         13,105
                2006...     $0.00       $1.29          3,884
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.26       $1.23             --
                2010...     $1.17       $1.26             --
                2009...     $0.93       $1.17             --
                2008...     $1.35       $0.93             --
                2007...     $1.00(s)    $1.35             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.93       $0.91         86,429
                2010...     $0.74       $0.93         78,735
                2009...     $0.62       $0.74         28,786
                2008...     $0.92       $0.62             --
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.26       $1.16             --
                2010...     $1.07       $1.26             --
                2009...     $0.66       $1.07             --
                2008...     $1.31       $0.66             --
                2007...     $1.00(s)    $1.31             --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.27       $1.22         23,408
                2010...     $1.12       $1.27         22,581
                2009...     $0.88       $1.12             --
                2008...     $1.40       $0.88             --
                2007...     $1.00(s)    $1.40             --

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.36       $1.31             --
                2010...     $1.23       $1.36             --
                2009...     $1.01       $1.23             --
                2008...     $1.51       $1.01             --
                2007...     $1.00(s)    $1.51             --
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.90       $0.89             --
                2010...     $0.75       $0.90             --
                2009...     $0.55       $0.75             --
                2008...     $0.95       $0.55             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.32       $2.12         42,928
                2010...     $2.17       $2.32         39,867
                2009...     $1.76       $2.17         38,991
                2008...     $2.41       $1.76         41,923
                2007...     $1.70       $2.41         39,857
                2006...     $1.44       $1.70         46,676
                2005...     $1.18       $1.44         49,605
                2004...     $0.00       $1.18         36,165
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.42       $1.45         61,898
                2010...     $1.23       $1.42         64,206
                2009...     $1.11       $1.23         67,373
                2008...     $1.43       $1.11         66,353
                2007...     $1.27       $1.43         65,585
                2006...     $1.16       $1.27         60,806
                2005...     $1.13       $1.16         59,625
                2004...     $0.00       $1.13         36,701
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.50       $1.50             --
                2010...     $1.26       $1.50             --
                2009...     $1.03       $1.26             --
                2008...     $1.61       $1.03             --
                2007...     $1.00(s)    $1.61             --
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.62       $1.26             --
                2010...     $1.41       $1.62             --
                2009...     $0.82       $1.41             --
                2008...     $2.17       $0.82             --
                2007...     $1.00(s)    $2.17             --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.30       $1.30        154,107
                2010...     $1.17       $1.30        151,649
                2009...     $0.94       $1.17         87,815
                2008...     $1.49       $0.94         79,909
                2007...     $1.21       $1.49         81,423
                2006...     $0.00       $1.21         69,487
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.71       $1.45        121,437
                2010...     $1.52       $1.71        110,287
                2009...     $1.13       $1.52        122,494
                2008...     $1.98       $1.13        113,874
                2007...     $1.84       $1.98        113,407
                2006...     $1.44       $1.84        111,393
                2005...     $1.32       $1.44         83,948
                2004...     $1.09       $1.32         93,865
                2003...     $1.00(f)    $1.09         93,002




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.58       $1.44        29,553
                2010...     $1.40       $1.58        29,223
                2009...     $1.12       $1.40            --
                2008...     $1.97       $1.12            --
                2007...     $1.00(s)    $1.97            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.55       $1.42            --
                2010...     $1.12       $1.55            --
                2009...     $0.81       $1.12            --
                2008...     $1.57       $0.81            --
                2007...     $1.00(s)    $1.57            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.67       $1.63            --
                2010...     $1.29       $1.67            --
                2009...     $0.89       $1.29            --
                2008...     $1.42       $0.89            --
                2007...     $1.00(s)    $1.42            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.87       $1.74            --
                2010...     $1.69       $1.87            --
                2009...     $1.19       $1.69            --
                2008...     $1.83       $1.19            --
                2007...     $1.00(s)    $1.83            --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.54       $1.35        16,348
                2010...     $1.21       $1.54        16,729
                2009...     $0.92       $1.21        17,643
                2008...     $1.53       $0.92        18,692
                2007...     $1.37       $1.53        16,622
                2006...     $0.00       $1.37        11,764
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.61       $1.38        22,823
                2010...     $1.29       $1.61        21,639
                2009...     $1.02       $1.29        22,638
                2008...     $1.40       $1.02        23,229
                2007...     $1.48       $1.40        25,821
                2006...     $1.29       $1.48        19,551
                2005...     $0.00       $1.29         1,711
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.37       $1.25            --
                2010...     $1.17       $1.37            --
                2009...     $0.94       $1.17            --
                2008...     $1.44       $0.94            --
                2007...     $1.00(s)    $1.44            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.50       $1.50         9,560
                2010...     $1.41       $1.50        10,338
                2009...     $1.14       $1.41        10,990
                2008...     $1.38       $1.14            --
                2007...     $1.00(s)    $1.38            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.60       $1.46            --
                2010...     $1.53       $1.60            --
                2009...     $1.06       $1.53            --
                2008...     $1.94       $1.06            --
                2007...     $1.00(s)    $1.94            --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.95       $1.97        48,700
                2010...     $2.40       $2.95        39,650
                2009...     $1.36       $2.40        35,947
                2008...     $2.90       $1.36        40,345
                2007...     $2.30       $2.90        30,326
                2006...     $1.59       $2.30        27,187
                2005...     $0.00       $1.59         1,339

1.60% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.00       $0.95         24,516
                2010...     $0.88       $1.00         45,154
                2009...     $0.67       $0.88         10,215
                2008...     $0.95       $0.67             --
                2007...     $1.00(s)    $0.95             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.22       $1.21        121,401
                2010...     $1.11       $1.22        118,075
                2009...     $0.81       $1.11         64,487
                2008...     $1.30       $0.81         48,570
                2007...     $0.00       $1.30         47,875
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.09       $1.00             --
                2010...     $0.86       $1.09             --
                2009...     $0.62       $0.86             --
                2008...     $1.29       $0.62             --
                2007...     $1.00(s)    $1.29             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.57       $1.39          2,982
                2010...     $1.18       $1.57          3,368
                2009...     $0.73       $1.18         42,327
                2008...     $1.23       $0.73         43,654
                2007...     $1.22       $1.23         47,943
                2006...     $1.10       $1.22         54,095
                2005...     $1.07       $1.10         61,706
                2004...     $1.02       $1.07         70,205
                2003...     $1.00(a)    $1.02         66,625
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.42       $1.39        204,315
                2010...     $1.29       $1.42        192,402
                2009...     $1.07       $1.29        118,231
                2008...     $1.62       $1.07         65,030
                2007...     $0.00       $1.62         65,071
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.81       $0.65         43,144
                2010...     $0.69       $0.81         38,781
                2009...     $0.41       $0.69         10,035
                2008...     $0.97       $0.41             --
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.90       $0.85             --
                2010...     $0.74       $0.90             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.11       $1.08             --
                2010...     $1.03       $1.11             --
                2009...     $0.73       $1.03             --
                2008...     $1.36       $0.73             --
                2007...     $1.00(s)    $1.36             --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.34       $0.33         35,764
                2010...     $0.31       $0.34         36,245
                2009...     $0.25       $0.31         83,133
                2008...     $1.17       $0.25         91,610
                2007...     $1.19       $1.17         70,715
                2006...     $1.11       $1.19         62,952
                2005...     $1.11       $1.11         70,254
                2004...     $1.03       $1.11         77,562
                2003...     $1.00(a)    $1.03         71,714




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.87             --
                2010...     $0.74       $0.90             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.71       $1.55             --
                2010...     $1.51       $1.71             --
                2009...     $1.11       $1.51             --
                2008...     $2.59       $1.11             --
                2007...     $2.32       $2.59        332,098
                2006...     $1.83       $2.32        357,513
                2005...     $1.21       $1.83        307,998
                2004...     $1.40       $1.21         76,797
                2003...     $1.00(a)    $1.40         67,646
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.02       $1.01         41,016
                2010...     $1.00       $1.02         38,484
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05         71,273
                2010...     $1.00       $1.03         67,704
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.06       $1.06             --
                2010...     $0.95       $1.06             --
                2009...     $0.75       $0.95             --
                2008...     $1.38       $0.75             --
                2007...     $1.00(s)    $1.38             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.05             --
                2010...     $0.99       $1.12             --
                2009...     $0.78       $0.99             --
                2008...     $1.29       $0.78             --
                2007...     $1.00(s)    $1.29             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.33       $1.09          7,347
                2010...     $1.23       $1.33          7,422
                2009...     $1.00       $1.23         40,453
                2008...     $1.82       $1.00         40,878
                2007...     $1.71       $1.82         43,829
                2006...     $1.36       $1.71         49,098
                2005...     $1.23       $1.36         57,255
                2004...     $1.08       $1.23         66,096
                2003...     $1.00(a)    $1.08         57,509
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.25       $1.16             --
                2010...     $1.06       $1.25             --
                2009...     $0.81       $1.06             --
                2008...     $1.35       $0.81             --
                2007...     $1.00(s)    $1.35             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.42       $1.14             --
                2010...     $1.19       $1.42             --
                2009...     $0.74       $1.19             --
                2008...     $1.19       $0.74             --
                2007...     $1.00(s)    $1.19             --

1.65% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.13       $1.20       3,587,538
                2010...     $1.05       $1.13       3,751,890
                2009...     $0.93       $1.05       2,462,967
                2008...     $1.09       $0.93       1,637,426
                2007...     $1.08       $1.09       1,313,297
                2006...     $1.05       $1.08         603,855
                2005...     $1.04       $1.05         466,644
                2004...     $1.01       $1.04         185,652
                2003...     $1.00(a)    $1.01          20,302
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.94       $1.86         653,878
                2010...     $1.56       $1.94         674,517
                2009...     $1.16       $1.56         600,643
                2008...     $1.87       $1.16         433,048
                2007...     $1.77       $1.87         295,795
                2006...     $1.63       $1.77         142,549
                2005...     $1.48       $1.63         122,775
                2004...     $1.30       $1.48          43,847
                2003...     $1.00(a)    $1.30           8,283
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.36       $1.36          78,176
                2010...     $1.21       $1.36          48,915
                2009...     $0.98       $1.21          10,864
                2008...     $1.58       $0.98           3,346
                2007...     $0.00       $1.58           3,052
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.36       $1.33       1,110,474
                2010...     $1.21       $1.36         962,795
                2009...     $1.05       $1.21         573,666
                2008...     $1.02       $1.05         379,601
                2007...     $0.95       $1.02         360,983
                2006...     $0.93       $0.95         154,304
                2005...     $1.00(o)    $0.93          47,969
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.02       $1.00         837,905
                2010...     $1.04       $1.02       1,232,315
                2009...     $1.05       $1.04         490,108
                2008...     $1.05       $1.05         568,691
                2007...     $1.02       $1.05         490,622
                2006...     $0.99       $1.02         352,498
                2005...     $0.98       $0.99         337,124
                2004...     $0.00       $0.98         270,850
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.06       $1.11         369,302
                2010...     $1.00       $1.06         427,023
                2009...     $0.95       $1.00         357,814
                2008...     $1.10       $0.95         215,994
                2007...     $1.09       $1.10         149,877
                2006...     $0.00       $1.09          11,356
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.98       $2.06         337,040
                2010...     $1.56       $1.98         341,469
                2009...     $1.28       $1.56         313,206
                2008...     $2.04       $1.28         209,649
                2007...     $2.46       $2.04         148,887
                2006...     $1.91       $2.46          82,407
                2005...     $1.75       $1.91          54,346
                2004...     $1.31       $1.75          26,134
                2003...     $1.00(a)    $1.31           3,861




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45              --
                2010...     $0.56       $0.57              --
                2009...     $0.42       $0.56              --
                2008...     $0.92       $0.42              --
                2007...     $1.00(s)    $0.92              --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.32       $1.33          15,208
                2010...     $1.18       $1.32              --
                2009...     $1.01       $1.18              --
                2008...     $1.58       $1.01              --
                2007...     $1.00(s)    $1.58              --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.25       $1.24         165,091
                2010...     $1.10       $1.25         184,433
                2009...     $0.83       $1.10         240,861
                2008...     $1.45       $0.83         291,053
                2007...     $1.22       $1.45         319,724
                2006...     $1.28       $1.22         358,773
                2005...     $1.28       $1.28         326,366
                2004...     $1.18       $1.28         147,237
                2003...     $1.00(a)    $1.18          26,145
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.47       $1.46         597,062
                2010...     $1.32       $1.47         566,733
                2009...     $1.12       $1.32         344,005
                2008...     $1.56       $1.12         221,666
                2007...     $1.68       $1.56         224,064
                2006...     $1.44       $1.68         251,243
                2005...     $1.39       $1.44         102,233
                2004...     $0.00       $1.39          30,745
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.14       $1.25       1,176,798
                2010...     $1.10       $1.14       1,059,887
                2009...     $1.01       $1.10         334,716
                2008...     $1.05       $1.01           4,665
                2007...     $1.00(s)    $1.05              --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81          40,868
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83          44,386
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90          18,645
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.87           9,250
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05          35,426
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99           9,072
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76           3,430
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78          37,565
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.76       $1.68         178,742
                2010...     $1.53       $1.76         164,715
                2009...     $1.15       $1.53         109,964
                2008...     $2.03       $1.15          91,967
                2007...     $1.76       $2.03         120,203
                2006...     $1.61       $1.76         109,915
                2005...     $1.40       $1.61           9,282
                2004...     $0.00       $1.40           9,323

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.36       $1.35        609,343
                2010...     $1.21       $1.36        734,592
                2009...     $0.94       $1.21        777,383
                2008...     $1.68       $0.94        696,939
                2007...     $1.68       $1.68        515,939
                2006...     $1.43       $1.68        388,438
                2005...     $1.37       $1.43        360,897
                2004...     $1.26       $1.37        211,201
                2003...     $1.00(a)    $1.26         32,295
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.16        538,452
                2010...     $1.02       $1.14        453,664
                2009...     $0.72       $1.02        583,453
                2008...     $0.98       $0.72         71,990
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.57       $2.25         70,197
                2010...     $2.03       $2.57        184,918
                2009...     $1.48       $2.03         47,367
                2008...     $2.48       $1.48         49,725
                2007...     $2.19       $2.48         55,559
                2006...     $1.98       $2.19         49,151
                2005...     $1.71       $1.98          8,549
                2004...     $0.00       $1.71          7,017
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.30       $1.26         34,907
                2010...     $1.19       $1.30         16,074
                2009...     $0.93       $1.19         14,414
                2008...     $1.44       $0.93          3,305
                2007...     $1.38       $1.44         11,792
                2006...     $1.27       $1.38         13,219
                2005...     $1.28       $1.27         14,983
                2004...     $0.00       $1.28         15,051
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.96       $0.91        373,042
                2010...     $0.76       $0.96        334,608
                2009...     $0.60       $0.76        232,706
                2008...     $0.91       $0.60         32,342
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.74       $1.63         19,942
                2010...     $1.39       $1.74         17,565
                2009...     $0.98       $1.39             --
                2008...     $1.40       $0.98             --
                2007...     $1.00(s)    $1.40             --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.43       $1.40         37,590
                2010...     $1.31       $1.43        260,332
                2009...     $1.06       $1.31         21,240
                2008...     $1.71       $1.06         16,032
                2007...     $1.68       $1.71         17,819
                2006...     $0.00       $1.68         15,118
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.24       $2.68        109,945
                2010...     $2.80       $3.24        111,152
                2009...     $1.65       $2.80         44,089
                2008...     $3.55       $1.65         53,013
                2007...     $2.80       $3.55         48,753
                2006...     $2.22       $2.80         49,163
                2005...     $1.77       $2.22         38,065
                2004...     $1.45       $1.77          5,309
                2003...     $1.00(a)    $1.45          3,934




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06         499,325
                2010...     $1.00       $1.02         389,032
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.83       $0.78         498,985
                2010...     $0.73       $0.83         491,389
                2009...     $0.58       $0.73         471,127
                2008...     $0.94       $0.58              --
                2007...     $1.00(s)    $0.94              --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.94       $0.91       2,091,582
                2010...     $0.85       $0.94       1,647,188
                2009...     $0.73       $0.85       1,590,284
                2008...     $0.97       $0.73         401,334
                2007...     $1.00(s)    $0.97         385,940
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.04       $1.06       1,783,969
                2010...     $0.99       $1.04       1,576,963
                2009...     $0.93       $0.99       1,121,699
                2008...     $1.00       $0.93          10,466
                2007...     $1.00(s)    $1.00              --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.88       $0.83         178,532
                2010...     $0.78       $0.88         168,084
                2009...     $0.64       $0.78         436,751
                2008...     $0.95       $0.64              --
                2007...     $1.00(s)    $0.95              --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.98       $0.98       2,166,079
                2010...     $0.91       $0.98       1,659,550
                2009...     $0.83       $0.91       1,436,199
                2008...     $0.99       $0.83         330,174
                2007...     $1.00(s)    $0.99              --
               INVESCO VAN KAMPEN V.I. EQUITY AND
                INCOME SUB-ACCOUNT(Y):
                2011...     $1.12       $1.08          11,220
                2010...     $1.06       $1.12           2,248
                2009...     $0.80       $1.06              --
                2008...     $1.33       $0.80              --
                2007...     $1.00(s)    $1.33              --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.26       $1.14          51,557
                2010...     $1.11       $1.26          68,900
                2009...     $0.94       $1.11          73,534
                2008...     $1.66       $0.94          76,199
                2007...     $1.51       $1.66          72,739
                2006...     $0.00       $1.51          23,517
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.41       $1.38         283,342
                2010...     $1.31       $1.41         495,261
                2009...     $1.04       $1.31              --
                2008...     $1.52       $1.04              --
                2007...     $1.00(s)    $1.52              --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.93       $0.91         582,152
                2010...     $0.74       $0.93         550,077
                2009...     $0.62       $0.74         363,919
                2008...     $0.92       $0.62          62,111
                2007...     $1.00(s)    $0.92              --

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.46       $1.35              --
                2010...     $1.24       $1.46              --
                2009...     $0.76       $1.24              --
                2008...     $1.52       $0.76              --
                2007...     $1.00(s)    $1.52              --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.47       $1.42         243,887
                2010...     $1.29       $1.47         163,605
                2009...     $1.02       $1.29          10,028
                2008...     $1.62       $1.02          12,256
                2007...     $1.69       $1.62          21,075
                2006...     $0.00       $1.69           9,602
               INVESCO VAN KAMPEN V.I. GROWTH AND
                INCOME SUB-ACCOUNT(GG):
                2011...     $1.55       $1.49           5,737
                2010...     $1.41       $1.55           5,537
                2009...     $1.15       $1.41             988
                2008...     $1.73       $1.15             994
                2007...     $0.00       $1.73             864
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.90       $0.89          14,171
                2010...     $0.75       $0.90           4,027
                2009...     $0.55       $0.75              --
                2008...     $0.95       $0.55              --
                2007...     $1.00(s)    $0.95              --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.31       $2.11       1,544,942
                2010...     $2.16       $2.31       1,253,616
                2009...     $1.76       $2.16          89,512
                2008...     $2.41       $1.76          83,907
                2007...     $1.70       $2.41          48,795
                2006...     $1.44       $1.70          30,444
                2005...     $0.00       $1.44           5,838
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.43       $1.46          94,920
                2010...     $1.25       $1.43          35,552
                2009...     $1.12       $1.25           5,772
                2008...     $1.44       $1.12           5,801
                2007...     $1.29       $1.44           5,829
                2006...     $1.18       $1.29           5,026
                2005...     $1.14       $1.18           5,049
                2004...     $0.00       $1.14          22,681
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.51       $1.51          78,159
                2010...     $1.27       $1.51              --
                2009...     $1.04       $1.27              --
                2008...     $1.62       $1.04              --
                2007...     $1.00(s)    $1.62              --
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.62       $1.25         429,200
                2010...     $1.41       $1.62         241,859
                2009...     $0.82       $1.41          38,775
                2008...     $2.17       $0.82         114,933
                2007...     $1.54       $2.17          18,147
                2006...     $1.25       $1.54           7,059
                2005...     $1.00(o)    $1.25           6,070




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.31       $1.32       1,116,886
                2010...     $1.18       $1.31       1,157,038
                2009...     $0.95       $1.18         866,572
                2008...     $1.51       $0.95         561,198
                2007...     $1.22       $1.51         424,994
                2006...     $1.18       $1.22         219,121
                2005...     $0.00       $1.18         127,588
               IVY FUNDS VIP INTERNATIONAL CORE
                EQUITY SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.22       $1.88       1,043,117
                2010...     $1.97       $2.22       1,081,383
                2009...     $1.47       $1.97         630,710
                2008...     $2.58       $1.47         443,768
                2007...     $2.39       $2.58         327,940
                2006...     $1.87       $2.39         234,586
                2005...     $1.71       $1.87         211,140
                2004...     $1.42       $1.71          91,982
                2003...     $1.00(f)    $1.42          11,995
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.65       $1.50         300,847
                2010...     $1.46       $1.65         174,563
                2009...     $1.17       $1.46              --
                2008...     $2.05       $1.17              --
                2007...     $1.00(s)    $2.05              --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.16       $1.98          81,062
                2010...     $1.56       $2.16          49,887
                2009...     $1.12       $1.56             372
                2008...     $0.00       $1.12             375
                2007...     $2.09       $2.19              --
                2006...     $1.90       $2.09              --
                2005...     $0.00       $1.90           4,213
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.66       $1.63         139,346
                2010...     $1.28       $1.66          75,252
                2009...     $0.89       $1.28             713
                2008...     $1.42       $0.89              --
                2007...     $1.00(s)    $1.42              --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.92       $1.78         227,388
                2010...     $1.73       $1.92         181,910
                2009...     $1.22       $1.73           1,741
                2008...     $1.88       $1.22          10,022
                2007...     $0.00       $1.88           8,752
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.56       $1.37         225,503
                2010...     $1.23       $1.56          84,344
                2009...     $0.93       $1.23          52,666
                2008...     $1.55       $0.93          53,815
                2007...     $1.39       $1.55          42,837
                2006...     $1.34       $1.39          14,952
                2005...     $0.00       $1.34           3,050
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.12       $1.82         273,424
                2010...     $1.70       $2.12         259,930
                2009...     $1.34       $1.70         187,424
                2008...     $1.84       $1.34         216,411
                2007...     $1.96       $1.84         194,115
                2006...     $1.70       $1.96         117,379
                2005...     $1.66       $1.70          96,860
                2004...     $0.00       $1.66          39,748

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.39       $1.27         895,014
                2010...     $1.19       $1.39          37,889
                2009...     $0.95       $1.19           1,889
                2008...     $1.47       $0.95              --
                2007...     $1.00(s)    $1.47              --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.57       $1.57         306,633
                2010...     $1.48       $1.57         281,484
                2009...     $1.20       $1.48          84,884
                2008...     $1.45       $1.20              --
                2007...     $1.00(s)    $1.45              --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.78       $1.63          98,411
                2010...     $1.70       $1.78          66,572
                2009...     $1.18       $1.70          22,919
                2008...     $2.16       $1.18          28,576
                2007...     $1.61       $2.16          22,961
                2006...     $1.50       $1.61          17,327
                2005...     $1.35       $1.50          33,308
                2004...     $0.00       $1.35          27,068
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.79       $2.52         434,419
                2010...     $3.08       $3.79         380,983
                2009...     $1.75       $3.08         369,204
                2008...     $3.73       $1.75         312,169
                2007...     $2.96       $3.73         200,109
                2006...     $2.05       $2.96         122,441
                2005...     $1.58       $2.05          73,369
                2004...     $0.00       $1.58          20,125
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $1.00       $0.95         425,967
                2010...     $0.88       $1.00         350,716
                2009...     $0.67       $0.88         172,523
                2008...     $0.95       $0.67          27,098
                2007...     $1.00(s)    $0.95              --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.36       $1.34         740,548
                2010...     $1.23       $1.36         715,293
                2009...     $0.90       $1.23         515,378
                2008...     $1.45       $0.90         295,488
                2007...     $1.00(s)    $1.45              --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.32       $1.22           9,682
                2010...     $1.04       $1.32          10,026
                2009...     $0.75       $1.04              --
                2008...     $1.57       $0.75              --
                2007...     $1.00(s)    $1.57              --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.95       $1.72          27,203
                2010...     $1.46       $1.95          22,416
                2009...     $0.91       $1.46           7,130
                2008...     $1.53       $0.91           7,282
                2007...     $1.52       $1.53           7,588
                2006...     $1.37       $1.52          20,817
                2005...     $1.33       $1.37          20,834
                2004...     $1.27       $1.33          23,116
                2003...     $1.00(a)    $1.27          13,004
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.58       $1.55       1,403,873
                2010...     $1.44       $1.58       1,440,377
                2009...     $1.20       $1.44       1,138,442
                2008...     $1.81       $1.20         564,474
                2007...     $1.71       $1.81         309,221
                2006...     $1.44       $1.71          16,675
                2005...     $0.00       $1.44          15,401




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.81       $0.65         687,924
                2010...     $0.69       $0.81         457,964
                2009...     $0.41       $0.69         143,169
                2008...     $0.97       $0.41          13,349
                2007...     $1.00(s)    $0.97           2,705
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.90       $0.85           2,974
                2010...     $0.74       $0.90              --
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00(s)    $0.96              --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.28       $1.25           5,470
                2010...     $1.20       $1.28           5,523
                2009...     $0.84       $1.20           3,233
                2008...     $1.58       $0.84           3,248
                2007...     $1.41       $1.58          11,587
                2006...     $1.33       $1.41          12,990
                2005...     $1.29       $1.33          14,723
                2004...     $0.00       $1.29          14,789
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.37       $0.35       2,452,486
                2010...     $0.33       $0.37         818,108
                2009...     $0.26       $0.33         911,090
                2008...     $1.25       $0.26         631,799
                2007...     $1.27       $1.25         304,659
                2006...     $1.19       $1.27         175,934
                2005...     $1.18       $1.19         151,973
                2004...     $0.00       $1.18          57,073
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.86          48,019
                2010...     $0.74       $0.90          26,043
                2009...     $0.55       $0.74              --
                2008...     $0.91       $0.55              --
                2007...     $1.00(s)    $0.91              --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.34       $2.13          29,088
                2010...     $2.07       $2.34         150,756
                2009...     $1.52       $2.07           3,368
                2008...     $2.71       $1.52           3,383
                2007...     $2.44       $2.71           3,398
                2006...     $0.00       $2.44           3,414
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.01       2,365,249
                2010...     $1.00       $1.01         539,663
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05       1,813,976
                2010...     $1.00       $1.03       2,255,073
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.24       $1.25             805
                2010...     $1.12       $1.24              --
                2009...     $0.88       $1.12              --
                2008...     $1.63       $0.88              --
                2007...     $1.00(s)    $1.63              --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.27       $1.19              --
                2010...     $1.13       $1.27              --
                2009...     $0.88       $1.13              --
                2008...     $1.46       $0.88              --
                2007...     $1.00(s)    $1.46              --

1.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.56       $1.28         34,379
                2010...     $1.45       $1.56         45,232
                2009...     $1.18       $1.45         42,552
                2008...     $2.14       $1.18         47,788
                2007...     $2.01       $2.14         40,790
                2006...     $1.60       $2.01         23,271
                2005...     $1.45       $1.60         24,917
                2004...     $1.27       $1.45         28,910
                2003...     $1.00(a)    $1.27         14,631
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.48       $1.38         24,090
                2010...     $1.26       $1.48          1,077
                2009...     $0.97       $1.26             --
                2008...     $1.60       $0.97             --
                2007...     $1.00(s)    $1.60             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.61       $1.30        565,634
                2010...     $1.35       $1.61          8,776
                2009...     $0.84       $1.35             --
                2008...     $1.36       $0.84             --
                2007...     $1.00(s)    $1.36             --



1.70% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.13       $1.20      10,224,320
                2010...     $1.05       $1.13      12,689,412
                2009...     $0.92       $1.05      13,052,833
                2008...     $1.09       $0.92      13,151,431
                2007...     $1.08       $1.09      14,783,673
                2006...     $1.05       $1.08      11,790,654
                2005...     $1.04       $1.05       9,253,678
                2004...     $1.01       $1.04       5,289,252
                2003...     $1.00(a)    $1.01       1,538,397
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.93       $1.85       2,613,441
                2010...     $1.56       $1.93       2,999,755
                2009...     $1.16       $1.56       3,328,733
                2008...     $1.86       $1.16       3,423,340
                2007...     $1.76       $1.86       3,156,883
                2006...     $1.63       $1.76       2,762,473
                2005...     $1.48       $1.63       2,238,424
                2004...     $1.30       $1.48       1,471,016
                2003...     $1.00(a)    $1.30         382,795
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.36       $1.36       3,430,246
                2010...     $1.21       $1.36       4,263,281
                2009...     $0.97       $1.21       4,517,710
                2008...     $1.58       $0.97       4,913,746
                2007...     $1.53       $1.58       5,173,379
                2006...     $1.35       $1.53       5,300,589
                2005...     $1.31       $1.35       5,678,086
                2004...     $1.21       $1.31       4,154,422
                2003...     $1.00(a)    $1.21       1,181,325




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.35       $1.33       2,807,591
                2010...     $1.21       $1.35       2,746,129
                2009...     $1.04       $1.21       2,440,397
                2008...     $1.02       $1.04       2,463,687
                2007...     $0.95       $1.02       2,347,660
                2006...     $0.93       $0.95         952,267
                2005...     $1.00(o)    $0.93         222,153
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.02       $1.00       1,664,182
                2010...     $1.03       $1.02       2,062,730
                2009...     $1.05       $1.03       2,261,693
                2008...     $1.05       $1.05       3,432,132
                2007...     $1.02       $1.05       2,850,683
                2006...     $0.99       $1.02       2,035,522
                2005...     $0.98       $0.99       1,808,714
                2004...     $0.99       $0.98         974,107
                2003...     $1.00(a)    $0.99         233,527
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.05       $1.10       3,395,856
                2010...     $1.00       $1.05       4,150,579
                2009...     $0.94       $1.00       4,324,404
                2008...     $1.10       $0.94       4,163,918
                2007...     $1.09       $1.10       5,085,179
                2006...     $1.05       $1.09       4,423,916
                2005...     $1.04       $1.05       3,664,514
                2004...     $1.01       $1.04       2,365,978
                2003...     $1.00(a)    $1.01         911,037
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.97       $2.05       2,149,912
                2010...     $1.56       $1.97       2,557,204
                2009...     $1.27       $1.56       2,916,401
                2008...     $2.03       $1.27       2,760,243
                2007...     $2.45       $2.03       2,777,457
                2006...     $1.91       $2.45       2,574,038
                2005...     $1.75       $1.91       2,317,858
                2004...     $1.31       $1.75       1,670,941
                2003...     $1.00(a)    $1.31         441,220
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45          41,450
                2010...     $0.56       $0.57          52,560
                2009...     $0.42       $0.56          41,281
                2008...     $0.92       $0.42          23,789
                2007...     $1.00(s)    $0.92              --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.31       $1.33         344,442
                2010...     $1.17       $1.31         381,525
                2009...     $1.01       $1.17         403,425
                2008...     $1.58       $1.01         394,356
                2007...     $1.61       $1.58         432,846
                2006...     $1.40       $1.61         226,345
                2005...     $1.36       $1.40         290,791
                2004...     $1.23       $1.36         283,191
                2003...     $1.00(a)    $1.23         151,402
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.25       $1.24       3,563,382
                2010...     $1.10       $1.25       4,616,796
                2009...     $0.83       $1.10       5,126,258
                2008...     $1.45       $0.83       5,422,472
                2007...     $1.22       $1.45       6,176,887
                2006...     $1.28       $1.22       6,819,735
                2005...     $1.28       $1.28       5,876,922
                2004...     $1.18       $1.28       3,754,559
                2003...     $1.00(a)    $1.18         922,992

1.70% Variable Account Charge Continued




                          UNIT VALUE AT  UNIT VALUE  NUMBER OF UNITS
                          BEGINNING OF   AT END OF   OUTSTANDING AT
                             PERIOD        PERIOD     END OF PERIOD
                          -------------  ----------  ---------------

                AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                  2011...     $1.47        $1.45        2,619,389
                  2010...     $1.32        $1.47        2,968,811
                  2009...     $1.12        $1.32        2,990,729
                  2008...     $1.56        $1.12        2,873,310
                  2007...     $1.67        $1.56        3,480,751
                  2006...     $1.44        $1.67        2,811,901
                  2005...     $1.39        $1.44        1,730,385
                  2004...     $1.24        $1.39          580,530
                  2003...     $1.00(a)     $1.24          124,726
                AMERICAN CENTURY VP INFLATION PROTECTION SUB-ACCOUNT:
                  2011...     $1.13        $1.25        2,438,497
                  2010...     $1.10        $1.13        1,619,163
                  2009...     $1.01        $1.10        1,173,217
                  2008...     $1.05        $1.01          615,150
                  2007...     $1.00(s)     $1.05           19,618
                AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                  2011...     $1.00        $0.81           57,514
                AMERICAN FUNDS IS: GLOBAL GROWTH/SM/ SUB-ACCOUNT(MM):
                  2011...     $1.00        $0.83           41,206
                AMERICAN FUNDS IS: GROWTH-INCOME/SM/ SUB-ACCOUNT(NN):
                  2011...     $1.00        $0.90               --
                AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                  2011...     $1.00        $0.87           10,073
                AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                 SECURITIES/SM/ SUB-ACCOUNT(PP):
                  2011...     $1.00        $1.05           18,477
                AMERICAN FUNDS IS: GLOBAL BOND/SM/ SUB-ACCOUNT(QQ):
                  2011...     $1.00        $0.99           96,435
                AMERICAN FUNDS IS: GLOBAL SMALL CAPITALIZATION/SM/
                 SUB-ACCOUNT(RR):
                  2011...     $1.00        $0.76           30,625
                AMERICAN FUNDS IS: INTERNATIONAL/SM/ SUB-ACCOUNT(SS):
                  2011...     $1.00        $0.78           17,100
                FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                  2011...     $1.75        $1.67        2,150,504
                  2010...     $1.52        $1.75        2,428,271
                  2009...     $1.14        $1.52        2,648,513
                  2008...     $2.03        $1.14        2,693,112
                  2007...     $1.76        $2.03        3,061,110
                  2006...     $1.61        $1.76        2,647,282
                  2005...     $1.40        $1.61        1,679,816
                  2004...     $1.24        $1.40          923,027
                  2003...     $1.00(a)     $1.24          363,140
                FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                  2011...     $1.36        $1.34        6,150,000
                  2010...     $1.20        $1.36        7,698,907
                  2009...     $0.94        $1.20        8,505,675
                  2008...     $1.67        $0.94        8,747,907
                  2007...     $1.68        $1.67        8,494,618
                  2006...     $1.43        $1.68        8,252,528
                  2005...     $1.37        $1.43        7,116,883
                  2004...     $1.26        $1.37        5,203,621
                  2003...     $1.00(a)     $1.26        1,354,249
                FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                  2011...     $1.14        $1.16        1,150,319
                  2010...     $1.02        $1.14        1,228,102
                  2009...     $0.72        $1.02        1,043,302
                  2008...     $0.98        $0.72          365,738
                  2007...     $1.00(s)     $0.98          156,712
                FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                  2011...     $2.56        $2.24        1,194,473
                  2010...     $2.02        $2.56        1,471,922
                  2009...     $1.47        $2.02        1,605,826
                  2008...     $2.48        $1.47        1,701,352
                  2007...     $2.19        $2.48        2,074,486
                  2006...     $1.98        $2.19        2,017,209
                  2005...     $1.70        $1.98        1,852,044
                  2004...     $1.39        $1.70        1,196,091
                  2003...     $1.00(a)     $1.39          510,083




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.30       $1.26         278,756
                2010...     $1.18       $1.30         348,026
                2009...     $0.93       $1.18         363,498
                2008...     $1.44       $0.93         406,380
                2007...     $1.38       $1.44         486,566
                2006...     $1.27       $1.38         556,548
                2005...     $1.27       $1.27         682,105
                2004...     $1.20       $1.27         372,121
                2003...     $1.00(a)    $1.20          83,011
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.96       $0.91         503,290
                2010...     $0.76       $0.96         544,516
                2009...     $0.60       $0.76         570,254
                2008...     $0.91       $0.60         253,515
                2007...     $1.00(s)    $0.91          43,289
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.74       $1.63         318,261
                2010...     $1.38       $1.74         433,911
                2009...     $0.98       $1.38         503,254
                2008...     $1.73       $0.98         454,301
                2007...     $1.59       $1.73         593,559
                2006...     $1.48       $1.59         611,613
                2005...     $1.44       $1.48         644,546
                2004...     $1.31       $1.44         541,409
                2003...     $1.00(a)    $1.31         192,554
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.43       $1.39         407,873
                2010...     $1.31       $1.43         505,323
                2009...     $1.05       $1.31         480,939
                2008...     $1.71       $1.05         609,661
                2007...     $1.68       $1.71         701,514
                2006...     $1.44       $1.68         538,229
                2005...     $1.32       $1.44         365,868
                2004...     $1.20       $1.32         241,367
                2003...     $1.00(a)    $1.20         115,090
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.23       $2.67       1,174,323
                2010...     $2.79       $3.23       1,253,994
                2009...     $1.65       $2.79       1,376,597
                2008...     $3.54       $1.65       1,234,246
                2007...     $2.80       $3.54       1,252,016
                2006...     $2.22       $2.80       1,308,757
                2005...     $1.77       $2.22       1,315,317
                2004...     $1.44       $1.77         335,022
                2003...     $1.00(a)    $1.44         111,633
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06         297,501
                2010...     $1.00       $1.02         100,721
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.83       $0.77         361,425
                2010...     $0.73       $0.83         211,118
                2009...     $0.58       $0.73         181,671
                2008...     $0.94       $0.58              --
                2007...     $1.00(s)    $0.94          26,859
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.94       $0.91       2,853,952
                2010...     $0.85       $0.94       2,899,323
                2009...     $0.73       $0.85       2,949,212
                2008...     $0.97       $0.73       1,857,719
                2007...     $1.00(s)    $0.97         583,999

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.04       $1.05         591,417
                2010...     $0.99       $1.04         524,262
                2009...     $0.93       $0.99         249,450
                2008...     $1.01       $0.93          99,512
                2007...     $1.00(s)    $1.01              --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.88       $0.83       1,566,232
                2010...     $0.78       $0.88       1,907,584
                2009...     $0.64       $0.78       2,019,841
                2008...     $0.95       $0.64         378,264
                2007...     $1.00(s)    $0.95          55,761
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.98       $0.98         588,780
                2010...     $0.91       $0.98         621,598
                2009...     $0.82       $0.91         640,071
                2008...     $0.99       $0.82         213,333
                2007...     $1.00(s)    $0.99         149,746
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.12       $1.08         199,801
                2010...     $1.05       $1.12         214,079
                2009...     $0.80       $1.05         202,900
                2008...     $1.33       $0.80         201,984
                2007...     $1.32       $1.33         265,686
                2006...     $1.22       $1.32         257,509
                2005...     $1.18       $1.22         238,153
                2004...     $1.12       $1.18         248,288
                2003...     $1.00(a)    $1.12         142,812
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.25       $1.13         471,278
                2010...     $1.11       $1.25         511,006
                2009...     $0.93       $1.11         577,030
                2008...     $1.65       $0.93         564,933
                2007...     $1.51       $1.65         648,441
                2006...     $1.41       $1.51         457,693
                2005...     $1.35       $1.41          92,170
                2004...     $1.24       $1.35          74,235
                2003...     $1.00(a)    $1.24           5,610
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.40       $1.37          15,212
                2010...     $1.30       $1.40          21,424
                2009...     $1.04       $1.30          27,155
                2008...     $1.51       $1.04          30,737
                2007...     $1.43       $1.51          34,451
                2006...     $1.26       $1.43          38,841
                2005...     $1.22       $1.26          36,467
                2004...     $1.18       $1.22          37,975
                2003...     $1.00(a)    $1.18          15,983
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.93       $0.91         558,652
                2010...     $0.74       $0.93         616,835
                2009...     $0.62       $0.74         569,256
                2008...     $0.92       $0.62         211,522
                2007...     $1.00(s)    $0.92              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.46       $1.34          37,531
                2010...     $1.24       $1.46          38,379
                2009...     $0.76       $1.24          39,139
                2008...     $1.52       $0.76          50,036
                2007...     $1.33       $1.52          58,192
                2006...     $1.31       $1.33          56,791
                2005...     $1.24       $1.31          52,338
                2004...     $1.18       $1.24          35,170
                2003...     $1.00(a)    $1.18           7,356
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.47       $1.41         747,503
                2010...     $1.29       $1.47         786,571
                2009...     $1.02       $1.29         813,756
                2008...     $1.62       $1.02         734,556
                2007...     $1.68       $1.62         804,689
                2006...     $1.48       $1.68         790,625
                2005...     $1.44       $1.48         753,392
                2004...     $1.25       $1.44         451,745
                2003...     $1.00(a)    $1.25         123,192
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.55       $1.49         225,396
                2010...     $1.40       $1.55         276,955
                2009...     $1.15       $1.40         295,732
                2008...     $1.72       $1.15         302,833
                2007...     $1.71       $1.72         246,442
                2006...     $1.50       $1.71         221,346
                2005...     $1.39       $1.50         190,591
                2004...     $0.00       $1.39          89,303
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.90       $0.89          33,251
                2010...     $0.75       $0.90          23,753
                2009...     $0.55       $0.75          18,947
                2008...     $0.95       $0.55           9,283
                2007...     $1.00(s)    $0.95              --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.30       $2.10       3,555,324
                2010...     $2.16       $2.30       4,023,092
                2009...     $1.75       $2.16       3,901,747
                2008...     $2.41       $1.75       3,593,434
                2007...     $1.70       $2.41       3,105,702
                2006...     $1.44       $1.70       2,474,448
                2005...     $1.18       $1.44       1,042,781
                2004...     $0.00       $1.18         235,319
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.43       $1.45       1,144,572
                2010...     $1.24       $1.43       1,390,166
                2009...     $1.11       $1.24       1,539,525
                2008...     $1.44       $1.11       1,949,620
                2007...     $1.28       $1.44       2,252,042
                2006...     $1.17       $1.28       2,034,305
                2005...     $1.14       $1.17       1,568,656
                2004...     $1.06       $1.14       1,408,023
                2003...     $1.00(c)    $1.06         395,110

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.50       $1.50         144,692
                2010...     $1.26       $1.50         159,449
                2009...     $1.04       $1.26         155,861
                2008...     $1.62       $1.04         137,943
                2007...     $1.44       $1.62         120,061
                2006...     $1.25       $1.44         116,187
                2005...     $1.17       $1.25          61,641
                2004...     $1.09       $1.17          46,333
                2003...     $1.00(d)    $1.09          35,621
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.61       $1.25       2,472,360
                2010...     $1.40       $1.61       2,543,827
                2009...     $0.82       $1.40       2,724,862
                2008...     $2.17       $0.82       2,131,965
                2007...     $1.54       $2.17       1,920,285
                2006...     $1.25       $1.54       1,582,981
                2005...     $1.00(o)    $1.25         659,356
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.31       $1.31       3,532,652
                2010...     $1.18       $1.31       4,101,475
                2009...     $0.95       $1.18       4,305,267
                2008...     $1.51       $0.95       4,166,277
                2007...     $1.22       $1.51       4,299,919
                2006...     $1.18       $1.22       3,851,250
                2005...     $1.08       $1.18       2,234,993
                2004...     $1.06       $1.08         997,292
                2003...     $1.00(e)    $1.06         247,588
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.21       $1.87       4,449,216
                2010...     $1.97       $2.21       5,091,255
                2009...     $1.46       $1.97       5,614,915
                2008...     $2.57       $1.46       5,847,589
                2007...     $2.38       $2.57       5,916,778
                2006...     $1.87       $2.38       5,558,988
                2005...     $1.71       $1.87       4,978,278
                2004...     $1.42       $1.71       3,055,751
                2003...     $1.00(f)    $1.42         864,650
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.64       $1.50         466,914
                2010...     $1.45       $1.64         482,144
                2009...     $1.17       $1.45         429,053
                2008...     $2.05       $1.17         427,178
                2007...     $1.72       $2.05         412,642
                2006...     $1.45       $1.72         431,261
                2005...     $1.26       $1.45         325,779
                2004...     $1.13       $1.26         115,527
                2003...     $1.00(b)    $1.13          43,064
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.15       $1.97          91,953
                2010...     $1.55       $2.15         202,606
                2009...     $1.12       $1.55         110,218
                2008...     $2.19       $1.12         132,054
                2007...     $2.09       $2.19         169,485
                2006...     $1.89       $2.09         156,551
                2005...     $1.59       $1.89         121,080
                2004...     $1.47       $1.59         124,781
                2003...     $1.00(g)    $1.47          55,649




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.66       $1.62         106,783
                2010...     $1.28       $1.66          62,588
                2009...     $0.89       $1.28          55,146
                2008...     $1.42       $0.89          32,032
                2007...     $1.28       $1.42          31,357
                2006...     $0.00       $1.28          31,507
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.91       $1.77       1,039,924
                2010...     $1.72       $1.91       1,066,361
                2009...     $1.22       $1.72       1,149,233
                2008...     $1.88       $1.22       1,147,429
                2007...     $1.53       $1.88       1,086,494
                2006...     $1.45       $1.53         858,679
                2005...     $1.26       $1.45         439,177
                2004...     $1.10       $1.26         390,531
                2003...     $1.00(b)    $1.10         143,928
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.55       $1.36         903,818
                2010...     $1.22       $1.55       1,000,653
                2009...     $0.92       $1.22       1,208,225
                2008...     $1.55       $0.92       1,345,370
                2007...     $1.39       $1.55       1,431,701
                2006...     $1.34       $1.39       1,281,578
                2005...     $1.21       $1.34       1,011,613
                2004...     $1.08       $1.21         496,089
                2003...     $1.00(h)    $1.08         197,520
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.11       $1.81       1,672,658
                2010...     $1.70       $2.11       1,939,024
                2009...     $1.34       $1.70       2,220,067
                2008...     $1.84       $1.34       2,388,572
                2007...     $1.95       $1.84       2,790,209
                2006...     $1.70       $1.95       2,465,970
                2005...     $1.66       $1.70       2,188,356
                2004...     $1.47       $1.66       1,079,340
                2003...     $1.00(i)    $1.47         227,043
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.38       $1.26         498,631
                2010...     $1.19       $1.38         533,621
                2009...     $0.95       $1.19         592,036
                2008...     $1.46       $0.95         679,301
                2007...     $1.46       $1.46         803,159
                2006...     $1.27       $1.46         694,871
                2005...     $1.24       $1.27         575,915
                2004...     $1.10       $1.24         256,571
                2003...     $1.00(j)    $1.10         127,229
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.57       $1.56         317,796
                2010...     $1.47       $1.57         304,196
                2009...     $1.19       $1.47         287,279
                2008...     $1.45       $1.19         252,861
                2007...     $1.33       $1.45         263,893
                2006...     $1.23       $1.33         317,698
                2005...     $1.16       $1.23         233,418
                2004...     $1.09       $1.16         144,922
                2003...     $1.00(a)    $1.09         198,162

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.77       $1.62       1,179,762
                2010...     $1.69       $1.77       1,478,463
                2009...     $1.18       $1.69       1,531,184
                2008...     $2.15       $1.18       1,651,669
                2007...     $1.60       $2.15       1,058,134
                2006...     $1.49       $1.60         931,262
                2005...     $1.35       $1.49         649,503
                2004...     $1.16       $1.35         120,784
                2003...     $1.00(a)    $1.16          51,163
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.78       $2.51       1,880,530
                2010...     $3.07       $3.78       2,106,000
                2009...     $1.75       $3.07       2,446,830
                2008...     $3.72       $1.75       2,610,105
                2007...     $2.95       $3.72       2,342,865
                2006...     $2.05       $2.95       2,022,219
                2005...     $1.58       $2.05       1,454,823
                2004...     $1.35       $1.58         552,485
                2003...     $1.00(a)    $1.35          67,640
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.99       $0.95         522,756
                2010...     $0.88       $0.99         579,135
                2009...     $0.67       $0.88         478,178
                2008...     $0.95       $0.67         155,168
                2007...     $1.00(s)    $0.95              --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.35       $1.33         918,323
                2010...     $1.23       $1.35       1,030,794
                2009...     $0.90       $1.23         979,366
                2008...     $1.45       $0.90         708,434
                2007...     $1.33       $1.45         474,182
                2006...     $1.26       $1.33          55,456
                2005...     $1.23       $1.26          47,813
                2004...     $1.15       $1.23          52,109
                2003...     $1.00(a)    $1.15          76,183
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.31       $1.21          20,182
                2010...     $1.03       $1.31          24,029
                2009...     $0.74       $1.03          37,393
                2008...     $1.57       $0.74          39,266
                2007...     $1.45       $1.57          31,674
                2006...     $1.45       $1.45          51,961
                2005...     $1.43       $1.45          63,460
                2004...     $1.27       $1.43          68,350
                2003...     $1.00(a)    $1.27          44,910
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.95       $1.71         536,569
                2010...     $1.46       $1.95         731,613
                2009...     $0.91       $1.46         891,820
                2008...     $1.53       $0.91       1,066,894
                2007...     $1.52       $1.53       1,138,447
                2006...     $1.37       $1.52       1,335,062
                2005...     $1.33       $1.37       1,414,303
                2004...     $1.27       $1.33       1,154,037
                2003...     $1.00(a)    $1.27         394,464
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.57       $1.54       2,232,894
                2010...     $1.44       $1.57       2,598,734
                2009...     $1.20       $1.44       2,557,377
                2008...     $1.81       $1.20       1,853,029
                2007...     $1.71       $1.81       1,104,441
                2006...     $1.44       $1.71         524,774
                2005...     $1.38       $1.44         429,569
                2004...     $1.22       $1.38         111,139
                2003...     $1.00(a)    $1.22         100,149




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.80       $0.65         580,206
                2010...     $0.69       $0.80         539,422
                2009...     $0.41       $0.69         492,094
                2008...     $0.97       $0.41         258,573
                2007...     $1.00(s)    $0.97         113,172
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.85         147,241
                2010...     $0.74       $0.89         161,551
                2009...     $0.57       $0.74          73,573
                2008...     $0.96       $0.57          19,953
                2007...     $1.00(s)    $0.96              --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.28       $1.24         319,295
                2010...     $1.19       $1.28         504,402
                2009...     $0.84       $1.19         490,316
                2008...     $1.57       $0.84         526,770
                2007...     $1.41       $1.57         399,137
                2006...     $1.33       $1.41         367,405
                2005...     $1.29       $1.33         288,986
                2004...     $1.23       $1.29         210,550
                2003...     $1.00(a)    $1.23          58,135
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.37       $0.35       4,346,520
                2010...     $0.32       $0.37       5,365,644
                2009...     $0.26       $0.32       5,752,226
                2008...     $1.24       $0.26       3,903,890
                2007...     $1.27       $1.24       2,783,058
                2006...     $1.18       $1.27       2,370,535
                2005...     $1.18       $1.18       1,943,131
                2004...     $1.10       $1.18       1,127,305
                2003...     $1.00(a)    $1.10         290,214
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.86          46,761
                2010...     $0.74       $0.90           9,969
                2009...     $0.55       $0.74          22,985
                2008...     $0.91       $0.55              --
                2007...     $1.00(s)    $0.91              --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.33       $2.12         359,512
                2010...     $2.07       $2.33         416,005
                2009...     $1.51       $2.07         481,394
                2008...     $2.70       $1.51         428,481
                2007...     $2.43       $2.70         501,778
                2006...     $1.91       $2.43         505,525
                2005...     $1.69       $1.91         515,799
                2004...     $1.47       $1.69         463,185
                2003...     $1.00(a)    $1.47         104,616
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.01       1,199,470
                2010...     $1.00       $1.01         533,849
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05       2,013,007
                2010...     $1.00       $1.03       1,037,435

1.70% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.24       $1.24        260,240
                2010...     $1.12       $1.24        244,464
                2009...     $0.88       $1.12        240,876
                2008...     $1.62       $0.88        252,441
                2007...     $1.73       $1.62        336,305
                2006...     $1.52       $1.73        337,653
                2005...     $1.46       $1.52        248,925
                2004...     $1.29       $1.46        121,977
                2003...     $1.00(a)    $1.29         27,837
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.26       $1.19         76,416
                2010...     $1.12       $1.26         80,691
                2009...     $0.88       $1.12         90,593
                2008...     $1.46       $0.88        186,655
                2007...     $1.58       $1.46        174,133
                2006...     $1.39       $1.58        162,268
                2005...     $1.34       $1.39        164,447
                2004...     $1.23       $1.34         96,869
                2003...     $1.00(a)    $1.23         43,510
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.56       $1.27        482,668
                2010...     $1.44       $1.56        602,272
                2009...     $1.18       $1.44        666,007
                2008...     $2.13       $1.18        716,816
                2007...     $2.00       $2.13        745,380
                2006...     $1.59       $2.00        725,927
                2005...     $1.45       $1.59        703,976
                2004...     $1.27       $1.45        670,831
                2003...     $1.00(a)    $1.27        306,210
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.47       $1.37         13,609
                2010...     $1.25       $1.47         17,856
                2009...     $0.96       $1.25         19,098
                2008...     $1.60       $0.96          8,678
                2007...     $1.54       $1.60          9,680
                2006...     $1.44       $1.54         25,531
                2005...     $1.33       $1.44         21,400
                2004...     $0.00       $1.33         21,507
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.60       $1.29         93,937
                2010...     $1.35       $1.60         68,528
                2009...     $0.84       $1.35         57,947
                2008...     $1.35       $0.84         56,429
                2007...     $1.30       $1.35         56,867
                2006...     $1.26       $1.30         62,654
                2005...     $1.21       $1.26         60,382
                2004...     $1.17       $1.21         64,897
                2003...     $1.00(a)    $1.17         23,408



1.75% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.12       $1.19        109,974
                2010...     $1.05       $1.12        129,732
                2009...     $1.08       $1.05        267,464
                2008...     $1.08       $0.92        355,213
                2007...     $1.08       $1.08        372,324
                2006...     $1.05       $1.08        389,962
                2005...     $1.04       $1.05        257,968
                2004...     $1.01       $1.04         71,189
                2003...     $1.00(a)    $1.01         21,470




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 400 MID-CAP SUB-ACCOVUNT(VV):
                2011...     $1.92       $1.85         27,370
                2010...     $1.55       $1.92         37,562
                2009...     $1.86       $1.55         64,723
                2008...     $1.86       $1.16         71,886
                2007...     $1.76       $1.86         81,027
                2006...     $1.63       $1.76         90,729
                2005...     $1.48       $1.63         61,677
                2004...     $1.30       $1.48         38,113
                2003...     $1.00(a)    $1.30         20,053
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.35       $1.35             --
                2010...     $1.20       $1.35             --
                2009...     $1.57       $1.20             --
                2008...     $1.57       $0.97             --
                2007...     $1.00(s)    $1.57             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.35       $1.32             --
                2010...     $1.20       $1.35             --
                2009...     $1.02       $1.20         24,245
                2008...     $1.02       $1.04         24,379
                2007...     $0.95       $1.02         24,513
                2006...     $0.00       $0.95         24,649
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.01       $0.99         30,096
                2010...     $1.03       $1.01         33,546
                2009...     $1.04       $1.03         86,309
                2008...     $1.04       $1.05        146,714
                2007...     $1.01       $1.04         98,527
                2006...     $0.99       $1.01        102,908
                2005...     $0.98       $0.99         60,680
                2004...     $0.00       $0.98          9,978
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.05       $1.10             --
                2010...     $1.00       $1.05             --
                2009...     $1.10       $1.00         33,710
                2008...     $1.10       $0.94         33,896
                2007...     $1.08       $1.10         20,765
                2006...     $1.05       $1.08         20,881
                2005...     $0.00       $1.05         27,669
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.97       $2.04         12,554
                2010...     $1.55       $1.97         17,177
                2009...     $2.03       $1.55         31,612
                2008...     $2.03       $1.27         40,001
                2007...     $2.45       $2.03         35,071
                2006...     $1.91       $2.45         47,768
                2005...     $1.75       $1.91         29,577
                2004...     $0.00       $1.75          9,381
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.92       $0.56             --
                2008...     $0.92       $0.42             --
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.31       $1.32             --
                2010...     $1.17       $1.31             --
                2009...     $1.57       $1.17             --
                2008...     $1.57       $1.01             --
                2007...     $1.00(s)    $1.57             --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.25       $1.23         76,306
                2010...     $1.09       $1.25         97,118
                2009...     $1.44       $1.09        188,944
                2008...     $1.44       $0.83        209,156
                2007...     $1.22       $1.44        223,269
                2006...     $1.28       $1.22        233,249
                2005...     $1.28       $1.28        170,750
                2004...     $0.00       $1.28         58,422
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.46       $1.45         29,847
                2010...     $1.31       $1.46         40,616
                2009...     $1.55       $1.31         46,048
                2008...     $1.55       $1.12         72,979
                2007...     $1.67       $1.55         67,261
                2006...     $1.43       $1.67         73,154
                2005...     $0.00       $1.43         17,066
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.13       $1.24             --
                2010...     $1.10       $1.13             --
                2009...     $1.05       $1.10             --
                2008...     $1.05       $1.01             --
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.74       $1.67             --
                2010...     $1.52       $1.74             --
                2009...     $2.03       $1.52         29,476
                2008...     $2.03       $1.14         55,743
                2007...     $1.76       $2.03         57,665
                2006...     $1.60       $1.76         57,765
                2005...     $1.40       $1.60         32,600
                2004...     $1.24       $1.40         20,272
                2003...     $1.00(a)    $1.24         20,383
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.35       $1.34         76,053
                2010...     $1.20       $1.35         93,165
                2009...     $1.67       $1.20        197,261
                2008...     $1.67       $0.94        214,985
                2007...     $1.68       $1.67        202,073
                2006...     $1.42       $1.68        237,725
                2005...     $1.37       $1.42        200,501
                2004...     $0.00       $1.37         71,729
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.16             --
                2010...     $1.02       $1.14             --
                2009...     $0.98       $1.02             --
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.55       $2.23            --
                2010...     $2.01       $2.55            --
                2009...     $2.47       $2.01         6,985
                2008...     $2.47       $1.47        14,464
                2007...     $2.18       $2.47        13,628
                2006...     $1.98       $2.18        13,709
                2005...     $1.70       $1.98        13,327
                2004...     $0.00       $1.70         3,281
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.29       $1.25            --
                2010...     $1.18       $1.29            --
                2009...     $1.44       $1.18            --
                2008...     $1.44       $0.93            --
                2007...     $1.38       $1.44         6,770
                2006...     $1.26       $1.38         6,808
                2005...     $1.27       $1.26         6,845
                2004...     $1.20       $1.27        20,435
                2003...     $1.00(a)    $1.20        20,548
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.96       $0.91            --
                2010...     $0.76       $0.96            --
                2009...     $0.91       $0.76            --
                2008...     $0.91       $0.60            --
                2007...     $1.00(s)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.73       $1.62            --
                2010...     $1.38       $1.73            --
                2009...     $1.73       $1.38            --
                2008...     $1.73       $0.98            --
                2007...     $1.00(s)    $1.73            --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.42       $1.38            --
                2010...     $1.30       $1.42            --
                2009...     $1.71       $1.30            --
                2008...     $1.71       $1.05            --
                2007...     $1.00(s)    $1.71            --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.22       $2.66         8,231
                2010...     $2.78       $3.22        11,372
                2009...     $3.53       $2.78        18,634
                2008...     $3.53       $1.64        18,924
                2007...     $2.79       $3.53        20,166
                2006...     $2.22       $2.79        36,029
                2005...     $1.77       $2.22        21,644
                2004...     $0.00       $1.77         3,155
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06            --
                2010...     $1.00       $1.02            --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.83       $0.77            --
                2010...     $0.73       $0.83            --
                2009...     $0.94       $0.73            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.91            --
                2010...     $0.85       $0.93            --
                2009...     $0.97       $0.85            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.04       $1.05            --
                2010...     $0.99       $1.04            --
                2009...     $1.01       $0.99            --
                2008...     $1.01       $0.93            --
                2007...     $1.00(s)    $1.01            --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.83            --
                2010...     $0.78       $0.87            --
                2009...     $0.95       $0.78            --
                2008...     $0.95       $0.64            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.98       $0.98            --
                2010...     $0.91       $0.98            --
                2009...     $0.98       $0.91            --
                2008...     $0.98       $0.82            --
                2007...     $1.00(s)    $0.98            --
               INVESCO VAN KAMPEN V.I. EQUITY AND
                INCOME SUB-ACCOUNT(Y):
                2011...     $1.11       $1.07            --
                2010...     $1.05       $1.11            --
                2009...     $1.32       $1.05            --
                2008...     $1.32       $0.80            --
                2007...     $1.00(s)    $1.32            --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.25       $1.13            --
                2010...     $1.10       $1.25            --
                2009...     $1.65       $1.10            --
                2008...     $1.65       $0.93            --
                2007...     $1.00(s)    $1.65            --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.40       $1.37            --
                2010...     $1.30       $1.40            --
                2009...     $1.51       $1.30            --
                2008...     $1.51       $1.03            --
                2007...     $1.00(s)    $1.51            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.93       $0.90            --
                2010...     $0.74       $0.93            --
                2009...     $0.92       $0.74            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.45       $1.33            --
                2010...     $1.23       $1.45            --
                2009...     $1.52       $1.23            --
                2008...     $1.52       $0.76            --
                2007...     $1.00(s)    $1.52            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.46       $1.40            --
                2010...     $1.28       $1.46            --
                2009...     $1.61       $1.28         9,708
                2008...     $1.61       $1.02         9,761
                2007...     $1.68       $1.61         9,815
                2006...     $1.47       $1.68         9,870
                2005...     $0.00       $1.47         7,075




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. GROWTH AND
                INCOME SUB-ACCOUNT(GG):
                2011...     $1.54       $1.48             --
                2010...     $1.40       $1.54             --
                2009...     $1.72       $1.40             --
                2008...     $1.72       $1.15             --
                2007...     $1.00(s)    $1.72             --
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.89       $0.89             --
                2010...     $0.75       $0.89             --
                2009...     $0.95       $0.75             --
                2008...     $0.95       $0.55             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.30       $2.09             --
                2010...     $2.15       $2.30             --
                2009...     $2.40       $2.15         13,569
                2008...     $2.40       $1.75         13,643
                2007...     $1.70       $2.40         13,719
                2006...     $1.44       $1.70         40,018
                2005...     $0.00       $1.44         30,765
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.42       $1.45             --
                2010...     $1.24       $1.42             --
                2009...     $1.43       $1.24             --
                2008...     $1.43       $1.11             --
                2007...     $1.00(s)    $1.43             --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.50       $1.49             --
                2010...     $1.26       $1.50             --
                2009...     $1.61       $1.26             --
                2008...     $1.61       $1.03             --
                2007...     $1.44       $1.61          7,002
                2006...     $1.25       $1.44          7,041
                2005...     $0.00       $1.25          7,079
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.61       $1.24             --
                2010...     $1.40       $1.61             --
                2009...     $2.17       $1.40             --
                2008...     $2.17       $0.82             --
                2007...     $1.00(s)    $2.17             --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.30       $1.31         42,937
                2010...     $1.18       $1.30         58,804
                2009...     $1.51       $1.18         68,061
                2008...     $1.51       $0.94         68,106
                2007...     $1.22       $1.51         76,176
                2006...     $1.18       $1.22         85,224
                2005...     $0.00       $1.18         26,853
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.20       $1.86         43,848
                2010...     $1.96       $2.20         55,990
                2009...     $2.57       $1.96        102,590
                2008...     $2.57       $1.46        111,879
                2007...     $2.38       $2.57        110,540
                2006...     $1.87       $2.38        135,501
                2005...     $1.71       $1.87        109,082
                2004...     $0.00       $1.71         32,720

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.64       $1.49            --
                2010...     $1.45       $1.64            --
                2009...     $2.05       $1.45            --
                2008...     $2.05       $1.16            --
                2007...     $1.00(s)    $2.05            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.14       $1.96            --
                2010...     $1.55       $2.14            --
                2009...     $2.18       $1.55           797
                2008...     $2.18       $1.12           950
                2007...     $2.09       $2.18         1,102
                2006...     $1.89       $2.09         1,207
                2005...     $1.59       $1.89        11,284
                2004...     $0.00       $1.59         1,575
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.65       $1.61            --
                2010...     $1.28       $1.65            --
                2009...     $1.42       $1.28            --
                2008...     $1.42       $0.89            --
                2007...     $1.00(s)    $1.42            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.90       $1.76            --
                2010...     $1.72       $1.90            --
                2009...     $1.87       $1.72         1,008
                2008...     $1.87       $1.22         1,201
                2007...     $1.53       $1.87         1,394
                2006...     $1.45       $1.53         1,527
                2005...     $1.25       $1.45         1,981
                2004...     $0.00       $1.25         1,992
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.55       $1.36            --
                2010...     $1.22       $1.55            --
                2009...     $1.54       $1.22            --
                2008...     $1.54       $0.92            --
                2007...     $1.38       $1.54            --
                2006...     $1.34       $1.38         1,640
                2005...     $0.00       $1.34         8,082
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.10       $1.80        22,044
                2010...     $1.69       $2.10        28,032
                2009...     $1.84       $1.69        62,166
                2008...     $1.84       $1.33        80,852
                2007...     $1.95       $1.84        75,051
                2006...     $1.70       $1.95        81,689
                2005...     $1.66       $1.70        55,362
                2004...     $0.00       $1.66        20,364
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.38       $1.26            --
                2010...     $1.18       $1.38            --
                2009...     $1.46       $1.18            --
                2008...     $1.46       $0.95            --
                2007...     $1.00(s)    $1.46            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.56       $1.55            --
                2010...     $1.47       $1.56            --
                2009...     $1.44       $1.47            --
                2008...     $1.44       $1.19            --
                2007...     $1.00(s)    $1.44            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.76       $1.61            --
                2010...     $1.69       $1.76            --
                2009...     $2.15       $1.69         7,246
                2008...     $2.15       $1.18         7,286
                2007...     $1.60       $2.15         7,326
                2006...     $1.49       $1.60         7,367
                2005...     $0.00       $1.49        14,950
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.76       $2.50        10,426
                2010...     $3.06       $3.76        12,331
                2009...     $3.71       $3.06        35,219
                2008...     $3.71       $1.74        60,845
                2007...     $2.95       $3.71        57,057
                2006...     $2.05       $2.95        89,939
                2005...     $1.58       $2.05        52,928
                2004...     $0.00       $1.58        17,578
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.99       $0.95            --
                2010...     $0.88       $0.99            --
                2009...     $0.95       $0.88            --
                2008...     $0.95       $0.67            --
                2007...     $1.00(s)    $0.95            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.35       $1.33            --
                2010...     $1.22       $1.35            --
                2009...     $1.44       $1.22            --
                2008...     $1.44       $0.89            --
                2007...     $1.00(s)    $1.44            --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.31       $1.21            --
                2010...     $1.03       $1.31            --
                2009...     $1.56       $1.03            --
                2008...     $1.56       $0.74            --
                2007...     $1.45       $1.56         4,277
                2006...     $1.44       $1.45         4,301
                2005...     $1.43       $1.44         4,324
                2004...     $1.27       $1.43        12,780
                2003...     $1.00(a)    $1.27        12,851
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.94       $1.71            --
                2010...     $1.45       $1.94            --
                2009...     $1.53       $1.45            --
                2008...     $1.53       $0.91         4,207
                2007...     $1.52       $1.53         4,230
                2006...     $1.37       $1.52         4,254
                2005...     $1.33       $1.37         4,277
                2004...     $0.00       $1.33         4,301
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.57       $1.53            --
                2010...     $1.43       $1.57            --
                2009...     $1.80       $1.43            --
                2008...     $1.80       $1.19            --
                2007...     $1.00(s)    $1.80            --
               MORGAN STANLEY UIF EMERGING MARKETS
                EQUITY SUB-ACCOUNT(AA):
                2011...     $0.80       $0.65            --
                2010...     $0.69       $0.80            --
                2009...     $0.97       $0.69            --
                2008...     $0.97       $0.41            --
                2007...     $1.00(s)    $0.97            --

1.75% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.96       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.27       $1.23             --
                2010...     $1.19       $1.27             --
                2009...     $1.57       $1.19             --
                2008...     $1.57       $0.84             --
                2007...     $1.00(s)    $1.57             --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.36       $0.35        120,544
                2010...     $0.32       $0.36        154,538
                2009...     $1.24       $0.32        249,898
                2008...     $1.24       $0.26        139,153
                2007...     $1.27       $1.24        113,795
                2006...     $1.18       $1.27        122,899
                2005...     $1.18       $1.18         68,846
                2004...     $1.10       $1.18         35,912
                2003...     $1.00(a)    $1.10         20,112
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.86             --
                2010...     $0.74       $0.90             --
                2009...     $0.91       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.32       $2.11             --
                2010...     $2.06       $2.32             --
                2009...     $2.70       $2.06             --
                2008...     $2.70       $1.51             --
                2007...     $1.00(s)    $2.70             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.01             --
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05             --
                2010...     $1.00       $1.03             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.23       $1.24             --
                2010...     $1.12       $1.23             --
                2009...     $1.62       $1.12             --
                2008...     $1.62       $0.88             --
                2007...     $1.73       $1.62         18,429
                2006...     $0.00       $1.73         18,532
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.26       $1.18             --
                2010...     $1.12       $1.26             --
                2009...     $1.46       $1.12             --
                2008...     $1.46       $0.88             --
                2007...     $1.58       $1.46          6,831
                2006...     $1.39       $1.58          6,869
                2005...     $1.34       $1.39          6,907
                2004...     $1.23       $1.34         20,698
                2003...     $1.00(a)    $1.23         20,812
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.55       $1.27             --
                2010...     $1.44       $1.55             --
                2009...     $2.13       $1.44             --
                2008...     $2.13       $1.17             --
                2007...     $1.00(s)    $2.13             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.47       $1.37          --
                2010...     $1.25       $1.47          --
                2009...     $1.59       $1.25          --
                2008...     $1.59       $0.96          --
                2007...     $1.00(s)    $1.59          --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.60       $1.29          --
                2010...     $1.34       $1.60          --
                2009...     $1.35       $1.34          --
                2008...     $1.35       $0.83          --
                2007...     $1.00(s)    $1.35          --



1.80% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.12       $1.19       1,496,947
                2010...     $1.04       $1.12       1,544,074
                2009...     $0.92       $1.04       1,590,842
                2008...     $1.08       $0.92       1,643,164
                2007...     $1.08       $1.08       1,612,373
                2006...     $1.05       $1.08       1,100,022
                2005...     $1.04       $1.05         902,161
                2004...     $1.01       $1.04         752,510
                2003...     $1.00(a)    $1.01         606,327
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.91       $1.84         450,597
                2010...     $1.55       $1.91         428,427
                2009...     $1.15       $1.55         445,380
                2008...     $1.85       $1.15         440,364
                2007...     $1.76       $1.85         418,092
                2006...     $1.63       $1.76         352,941
                2005...     $1.48       $1.63         310,533
                2004...     $1.30       $1.48         275,412
                2003...     $1.00(a)    $1.30         298,072
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.35       $1.34         200,241
                2010...     $1.20       $1.35         205,252
                2009...     $0.97       $1.20         226,525
                2008...     $1.57       $0.97         250,693
                2007...     $1.52       $1.57         268,087
                2006...     $1.35       $1.52         286,678
                2005...     $1.31       $1.35         233,136
                2004...     $1.21       $1.31         241,933
                2003...     $1.00(a)    $1.21         238,921
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.34       $1.32         254,601
                2010...     $1.20       $1.34         234,776
                2009...     $1.04       $1.20         222,241
                2008...     $1.02       $1.04         230,834
                2007...     $0.95       $1.02         180,319
                2006...     $0.93       $0.95          45,456
                2005...     $1.00(o)    $0.93          11,378

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.01       $0.99        701,348
                2010...     $1.03       $1.01        980,115
                2009...     $1.04       $1.03        490,454
                2008...     $1.04       $1.04        346,990
                2007...     $1.01       $1.04        483,642
                2006...     $0.99       $1.01        191,224
                2005...     $0.98       $0.99        190,292
                2004...     $0.99       $0.98        150,323
                2003...     $1.00(a)    $0.99        110,908
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.04       $1.09        480,489
                2010...     $0.99       $1.04        504,591
                2009...     $0.94       $0.99        544,261
                2008...     $1.10       $0.94        554,800
                2007...     $1.08       $1.10        675,761
                2006...     $1.05       $1.08        622,951
                2005...     $1.04       $1.05        617,974
                2004...     $1.01       $1.04        592,001
                2003...     $1.00(a)    $1.01        489,780
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.96       $2.03        304,196
                2010...     $1.55       $1.96        307,079
                2009...     $1.26       $1.55        315,030
                2008...     $2.02       $1.26        279,137
                2007...     $2.44       $2.02        291,273
                2006...     $1.90       $2.44        301,152
                2005...     $1.74       $1.90        294,775
                2004...     $1.31       $1.74        293,171
                2003...     $1.00(a)    $1.31        202,336
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $0.92       $0.42             --
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.30       $1.31         51,341
                2010...     $1.16       $1.30         47,405
                2009...     $1.01       $1.16         70,023
                2008...     $1.57       $1.01         71,469
                2007...     $1.60       $1.57        133,044
                2006...     $1.40       $1.60        148,770
                2005...     $1.36       $1.40        298,377
                2004...     $1.23       $1.36        296,270
                2003...     $1.00(a)    $1.23        365,394
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.24       $1.23        435,188
                2010...     $1.09       $1.24        460,082
                2009...     $0.83       $1.09        482,222
                2008...     $1.44       $0.83        501,426
                2007...     $1.21       $1.44        532,263
                2006...     $1.28       $1.21        545,783
                2005...     $1.28       $1.28        427,767
                2004...     $1.18       $1.28        358,066
                2003...     $1.00(a)    $1.18        315,964
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.45       $1.44        341,899
                2010...     $1.31       $1.45        303,146
                2009...     $1.11       $1.31        192,450
                2008...     $1.55       $1.11        173,426
                2007...     $1.67       $1.55        289,717
                2006...     $1.43       $1.67        309,879
                2005...     $1.39       $1.43        244,285
                2004...     $1.24       $1.39        206,050
                2003...     $1.00(a)    $1.24         89,104




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.13       $1.24         271,299
                2010...     $1.09       $1.13         190,463
                2009...     $1.01       $1.09          98,294
                2008...     $1.05       $1.01          52,752
                2007...     $1.00(s)    $1.05              --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81           7,601
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83           6,244
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90          11,894
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86              --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05          18,611
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99           2,877
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76           7,623
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78           9,700
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.74       $1.66         243,717
                2010...     $1.51       $1.74         248,675
                2009...     $1.14       $1.51         188,249
                2008...     $2.02       $1.14         178,803
                2007...     $1.75       $2.02         219,442
                2006...     $1.60       $1.75         219,367
                2005...     $1.40       $1.60         189,136
                2004...     $1.24       $1.40          76,041
                2003...     $1.00(a)    $1.24          31,453
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.35       $1.33       1,002,833
                2010...     $1.19       $1.35       1,066,250
                2009...     $0.94       $1.19       1,115,485
                2008...     $1.67       $0.94       1,209,907
                2007...     $1.68       $1.67       1,121,335
                2006...     $1.42       $1.68       1,067,365
                2005...     $1.37       $1.42       1,131,264
                2004...     $1.26       $1.37       1,063,776
                2003...     $1.00(a)    $1.26       1,012,038
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.16         346,458
                2010...     $1.02       $1.14         140,628
                2009...     $0.72       $1.02         126,130
                2008...     $0.98       $0.72          61,828
                2007...     $1.00(s)    $0.98              --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.54       $2.22          66,897
                2010...     $2.01       $2.54          63,680
                2009...     $1.46       $2.01          41,827
                2008...     $2.47       $1.46          40,328
                2007...     $2.18       $2.47          90,899
                2006...     $1.97       $2.18          94,341
                2005...     $1.70       $1.97         140,357
                2004...     $1.39       $1.70         141,405
                2003...     $1.00(a)    $1.39         119,847

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.29       $1.25        112,727
                2010...     $1.18       $1.29         33,464
                2009...     $0.92       $1.18          4,984
                2008...     $1.43       $0.92          7,605
                2007...     $1.38       $1.43         33,137
                2006...     $1.26       $1.38         23,132
                2005...     $1.27       $1.26         34,280
                2004...     $1.20       $1.27         30,339
                2003...     $1.00(a)    $1.20         28,875
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.96       $0.90        183,923
                2010...     $0.76       $0.96        136,880
                2009...     $0.60       $0.76        100,438
                2008...     $0.91       $0.60         63,763
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.72       $1.61        116,739
                2010...     $1.37       $1.72         81,879
                2009...     $0.98       $1.37         36,522
                2008...     $1.73       $0.98         41,918
                2007...     $1.58       $1.73        109,616
                2006...     $1.48       $1.58         81,998
                2005...     $1.44       $1.48        123,646
                2004...     $1.31       $1.44        121,605
                2003...     $1.00(a)    $1.31         96,092
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.42       $1.38        103,355
                2010...     $1.30       $1.42         31,292
                2009...     $1.05       $1.30         37,753
                2008...     $1.70       $1.05         30,684
                2007...     $1.67       $1.70         71,001
                2006...     $1.44       $1.67         74,272
                2005...     $1.32       $1.44         96,140
                2004...     $1.20       $1.32         91,706
                2003...     $1.00(a)    $1.20         68,184
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.20       $2.65        138,809
                2010...     $2.77       $3.20        103,864
                2009...     $1.64       $2.77         62,278
                2008...     $3.52       $1.64         68,689
                2007...     $2.78       $3.52         72,323
                2006...     $2.21       $2.78         63,113
                2005...     $1.77       $2.21         43,195
                2004...     $1.44       $1.77         29,480
                2003...     $1.00(a)    $1.44         21,598
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06        130,452
                2010...     $1.00       $1.02         56,482
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.83       $0.77        218,982
                2010...     $0.72       $0.83        140,226
                2009...     $0.58       $0.72        141,229
                2008...     $0.94       $0.58             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.91        504,683
                2010...     $0.84       $0.93        491,029
                2009...     $0.72       $0.84        506,634
                2008...     $0.97       $0.72        513,716
                2007...     $1.00(s)    $0.97             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.04       $1.05         13,793
                2010...     $0.98       $1.04             --
                2009...     $0.93       $0.98        274,433
                2008...     $1.00       $0.93             --
                2007...     $1.00(s)    $1.00             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.83        316,004
                2010...     $0.78       $0.87        889,679
                2009...     $0.64       $0.78        949,927
                2008...     $0.95       $0.64        320,250
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.98       $0.97        442,482
                2010...     $0.91       $0.98        152,537
                2009...     $0.82       $0.91         27,509
                2008...     $0.99       $0.82          1,864
                2007...     $1.00(s)    $0.99             --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $1.11       $1.07        131,620
                2010...     $1.05       $1.11        134,494
                2009...     $0.80       $1.05        147,407
                2008...     $1.32       $0.80        155,867
                2007...     $1.32       $1.32        160,234
                2006...     $1.22       $1.32        160,909
                2005...     $1.18       $1.22        181,007
                2004...     $1.12       $1.18        182,093
                2003...     $1.00(a)    $1.12        183,190
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.24       $1.12         39,922
                2010...     $1.10       $1.24         47,192
                2009...     $0.93       $1.10         48,353
                2008...     $1.65       $0.93         52,592
                2007...     $1.50       $1.65         48,788
                2006...     $0.00       $1.50         18,257
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.39       $1.36             --
                2010...     $1.30       $1.39             --
                2009...     $1.03       $1.30             --
                2008...     $1.51       $1.03             --
                2007...     $1.00(s)    $1.51             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.93       $0.90        154,649
                2010...     $0.74       $0.93        126,718
                2009...     $0.62       $0.74        106,232
                2008...     $0.92       $0.62         48,589
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.44       $1.33          1,937
                2010...     $1.23       $1.44          2,732
                2009...     $0.76       $1.23          4,170
                2008...     $1.51       $0.76          2,051
                2007...     $1.32       $1.51          2,209
                2006...     $0.00       $1.32          2,026
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.45       $1.40         77,035
                2010...     $1.28       $1.45         33,561
                2009...     $1.01       $1.28         12,062
                2008...     $1.61       $1.01         14,252
                2007...     $1.68       $1.61         11,480
                2006...     $1.47       $1.68          9,509
                2005...     $1.44       $1.47         18,072
                2004...     $1.25       $1.44         17,150
                2003...     $1.00(a)    $1.25         17,253

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. GROWTH AND
                INCOME SUB-ACCOUNT(GG):
                2011...     $1.53       $1.47         12,637
                2010...     $1.39       $1.53         10,782
                2009...     $1.14       $1.39          8,768
                2008...     $1.72       $1.14         10,750
                2007...     $1.70       $1.72         14,054
                2006...     $1.50       $1.70         12,656
                2005...     $1.39       $1.50         33,262
                2004...     $1.24       $1.39         35,013
                2003...     $1.00(a)    $1.24         18,703
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.29       $2.09        423,953
                2010...     $2.14       $2.29        296,805
                2009...     $1.75       $2.14        173,900
                2008...     $2.40       $1.75        179,578
                2007...     $1.69       $2.40        111,948
                2006...     $1.43       $1.69        127,482
                2005...     $1.17       $1.43         89,517
                2004...     $0.00       $1.17          4,698
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.42       $1.44         40,219
                2010...     $1.23       $1.42         49,237
                2009...     $1.11       $1.23         58,460
                2008...     $1.43       $1.11         81,848
                2007...     $1.28       $1.43         78,563
                2006...     $1.17       $1.28         82,487
                2005...     $1.14       $1.17         86,260
                2004...     $0.00       $1.14        114,132
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.49       $1.49        140,060
                2010...     $1.26       $1.49         17,133
                2009...     $1.03       $1.26             --
                2008...     $1.60       $1.03         25,190
                2007...     $1.44       $1.60             --
                2006...     $0.00       $1.44          1,947
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.61       $1.24        373,742
                2010...     $1.40       $1.61        242,704
                2009...     $0.82       $1.40        128,482
                2008...     $2.16       $0.82        123,416
                2007...     $1.53       $2.16         87,473
                2006...     $1.25       $1.53         45,785
                2005...     $1.00(o)    $1.25         31,955
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.30       $1.30        539,885
                2010...     $1.17       $1.30        492,600
                2009...     $0.94       $1.17        450,105
                2008...     $1.50       $0.94        405,078
                2007...     $1.22       $1.50        382,123
                2006...     $1.18       $1.22        236,435
                2005...     $1.08       $1.18         90,093
                2004...     $0.00       $1.08         20,551




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.19       $1.85        463,420
                2010...     $1.95       $2.19        408,023
                2009...     $1.45       $1.95        399,291
                2008...     $2.56       $1.45        405,812
                2007...     $2.37       $2.56        397,848
                2006...     $1.87       $2.37        348,360
                2005...     $1.71       $1.87        288,873
                2004...     $1.42       $1.71        231,193
                2003...     $1.00(f)    $1.42        115,030
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.63       $1.48        129,017
                2010...     $1.45       $1.63         62,053
                2009...     $1.16       $1.45         35,716
                2008...     $2.04       $1.16         36,440
                2007...     $1.71       $2.04         59,203
                2006...     $1.44       $1.71         42,847
                2005...     $1.26       $1.44         18,964
                2004...     $1.13       $1.26         18,232
                2003...     $1.00(b)    $1.13         23,813
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.13       $1.95         38,488
                2010...     $1.54       $2.13         27,434
                2009...     $1.11       $1.54         30,967
                2008...     $2.18       $1.11         30,912
                2007...     $2.08       $2.18         40,963
                2006...     $1.89       $2.08         18,669
                2005...     $1.59       $1.89         18,771
                2004...     $1.47       $1.59         21,039
                2003...     $1.00(g)    $1.47         21,043
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.65       $1.61         86,402
                2010...     $1.27       $1.65         41,164
                2009...     $0.89       $1.27         41,569
                2008...     $1.41       $0.89         44,122
                2007...     $1.28       $1.41          4,280
                2006...     $1.20       $1.28            983
                2005...     $1.00(o)    $1.20          1,040
               IVY FUNDS VIP SCIENCE AND
                TECHNOLOGY SUB-ACCOUNT(W):
                2011...     $1.90       $1.76        102,798
                2010...     $1.71       $1.90         85,508
                2009...     $1.21       $1.71         52,887
                2008...     $1.87       $1.21         43,374
                2007...     $1.53       $1.87         64,143
                2006...     $1.44       $1.53         39,185
                2005...     $1.25       $1.44         41,282
                2004...     $0.00       $1.25          4,917
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.54       $1.35         90,130
                2010...     $1.22       $1.54         82,211
                2009...     $0.92       $1.22         52,106
                2008...     $1.54       $0.92         48,986
                2007...     $1.38       $1.54         73,200
                2006...     $1.34       $1.38         63,855
                2005...     $1.21       $1.34         54,636
                2004...     $1.08       $1.21         47,634
                2003...     $1.00(h)    $1.08          3,745

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.09       $1.79        220,142
                2010...     $1.69       $2.09        231,213
                2009...     $1.33       $1.69        240,337
                2008...     $1.83       $1.33        271,924
                2007...     $1.95       $1.83        296,312
                2006...     $1.70       $1.95        288,855
                2005...     $1.66       $1.70        266,675
                2004...     $1.47       $1.66        240,534
                2003...     $1.00(i)    $1.47        204,082
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.37       $1.25         69,896
                2010...     $1.18       $1.37         26,710
                2009...     $0.95       $1.18         13,561
                2008...     $1.46       $0.95         13,337
                2007...     $1.46       $1.46          5,327
                2006...     $1.27       $1.46            971
                2005...     $1.24       $1.27          3,461
                2004...     $0.00       $1.24         24,759
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.55       $1.55         55,066
                2010...     $1.46       $1.55         18,982
                2009...     $1.19       $1.46         12,982
                2008...     $1.44       $1.19          2,892
                2007...     $0.00       $1.44          4,196
                2006...     $1.23       $0.00             --
                2005...     $1.16       $1.23         19,240
                2004...     $1.09       $1.16         19,355
                2003...     $1.00(a)    $1.09         19,471
               JANUS ASPEN: FORTY SUB-ACCOUNT(I):
                2011...     $1.76       $1.61         81,147
                2010...     $1.68       $1.76        131,674
                2009...     $1.17       $1.68         71,242
                2008...     $2.14       $1.17         73,158
                2007...     $1.60       $2.14         33,467
                2006...     $1.49       $1.60         28,030
                2005...     $1.35       $1.49         43,327
                2004...     $1.16       $1.35         84,455
                2003...     $1.00(a)    $1.16         19,389
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.75       $2.49        242,413
                2010...     $3.05       $3.75        225,233
                2009...     $1.74       $3.05        199,055
                2008...     $3.70       $1.74        198,781
                2007...     $2.94       $3.70        122,096
                2006...     $2.04       $2.94         70,098
                2005...     $1.58       $2.04         66,382
                2004...     $1.35       $1.58         40,428
                2003...     $1.00(a)    $1.35         10,959
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.99       $0.94        210,622
                2010...     $0.87       $0.99        221,635
                2009...     $0.67       $0.87         52,646
                2008...     $0.95       $0.67         21,469
                2007...     $1.00(s)    $0.95             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.34       $1.32        225,500
                2010...     $1.22       $1.34        178,159
                2009...     $0.89       $1.22        164,584
                2008...     $1.44       $0.89        139,394
                2007...     $1.32       $1.44        108,322
                2006...     $1.25       $1.32         26,530
                2005...     $1.22       $1.25         44,306
                2004...     $1.14       $1.22         38,990
                2003...     $1.00(a)    $1.14         39,578




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.30       $1.20             --
                2010...     $1.03       $1.30             --
                2009...     $0.74       $1.03          1,764
                2008...     $1.56       $0.74          4,482
                2007...     $1.45       $1.56          7,394
                2006...     $1.44       $1.45          3,172
                2005...     $1.43       $1.44         10,905
                2004...     $1.27       $1.43         10,099
                2003...     $1.00(a)    $1.27         10,124
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.93       $1.70         85,795
                2010...     $1.45       $1.93         65,010
                2009...     $0.90       $1.45         73,118
                2008...     $1.52       $0.90         70,506
                2007...     $1.52       $1.52         79,594
                2006...     $1.37       $1.52         93,525
                2005...     $1.33       $1.37         91,185
                2004...     $1.27       $1.33        104,962
                2003...     $1.00(a)    $1.27        109,399
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.56       $1.53        422,319
                2010...     $1.43       $1.56        376,894
                2009...     $1.19       $1.43        348,043
                2008...     $1.80       $1.19        253,823
                2007...     $1.70       $1.80        171,967
                2006...     $1.44       $1.70         18,747
                2005...     $1.38       $1.44         20,192
                2004...     $1.22       $1.38         18,571
                2003...     $1.00(a)    $1.22         19,267
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.80       $0.64        134,722
                2010...     $0.69       $0.80         98,359
                2009...     $0.41       $0.69         59,249
                2008...     $0.97       $0.41         49,824
                2007...     $1.00(s)    $0.97         25,785
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.27       $1.23          1,682
                2010...     $1.18       $1.27             --
                2009...     $0.84       $1.18             --
                2008...     $1.57       $0.84             --
                2007...     $1.00(s)    $1.57          2,262
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.36       $0.35        801,944
                2010...     $0.32       $0.36        719,096
                2009...     $0.26       $0.32        855,787
                2008...     $1.24       $0.26        653,388
                2007...     $1.27       $1.24        523,098
                2006...     $1.18       $1.27        444,521
                2005...     $1.18       $1.18        462,317
                2004...     $1.10       $1.18        403,333
                2003...     $1.00(a)    $1.10        477,837

1.80% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.90       $0.86          6,362
                2010...     $0.74       $0.90         18,736
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.31       $2.10         17,954
                2010...     $2.05       $2.31         18,112
                2009...     $1.50       $2.05          9,971
                2008...     $2.69       $1.50         12,802
                2007...     $2.42       $2.69         43,256
                2006...     $1.91       $2.42         56,206
                2005...     $1.69       $1.91         57,979
                2004...     $1.47       $1.69         55,063
                2003...     $1.00(a)    $1.47         59,390
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.01        271,945
                2010...     $1.00       $1.01        148,548
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05        465,154
                2010...     $1.00       $1.03         99,697
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.23       $1.23             --
                2010...     $1.11       $1.23          1,137
                2009...     $0.88       $1.11          1,078
                2008...     $1.61       $0.88          1,036
                2007...     $0.00       $1.61            907
                2006...     $1.52       $0.00             --
                2005...     $1.46       $1.52            866
                2004...     $0.00       $1.46          4,366
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.25       $1.17             --
                2010...     $1.12       $1.25             --
                2009...     $0.88       $1.12             --
                2008...     $0.00       $0.88         47,664
                2007...     $0.00       $0.00             --
                2006...     $1.38       $0.00             --
                2005...     $1.34       $1.38         18,653
                2004...     $1.23       $1.34         18,765
                2003...     $1.00(a)    $1.23         18,878
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.55       $1.26         95,544
                2010...     $1.43       $1.55        105,111
                2009...     $1.17       $1.43        105,340
                2008...     $2.12       $1.17        106,828
                2007...     $2.00       $2.12        103,056
                2006...     $1.59       $2.00         94,980
                2005...     $1.44       $1.59        103,805
                2004...     $1.26       $1.44        122,751
                2003...     $1.00(a)    $1.26        131,743
               PUTNAM VT MULTI CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.46       $1.36             --
                2010...     $1.24       $1.46             --
                2009...     $0.96       $1.24             --
                2008...     $1.59       $0.96             --
                2007...     $1.53       $1.59         19,507
                2006...     $0.00       $1.53         19,522




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.59       $1.28        76,564
                2010...     $1.34       $1.59        36,106
                2009...     $0.83       $1.34            --
                2008...     $1.35       $0.83        11,478
                2007...     $1.30       $1.35        29,510
                2006...     $1.25       $1.30        29,688
                2005...     $1.21       $1.25        29,867
                2004...     $1.17       $1.21        30,046
                2003...     $1.00(a)    $1.17        30,226



1.85% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.12       $1.18       9,613,880
                2010...     $1.04       $1.12       9,400,906
                2009...     $0.92       $1.04       9,018,635
                2008...     $1.08       $0.92       6,972,110
                2007...     $1.07       $1.08       3,420,941
                2006...     $1.05       $1.07       2,046,102
                2005...     $1.04       $1.05       1,789,083
                2004...     $1.01       $1.04         613,500
                2003...     $1.00(a)    $1.01          23,698
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.91       $1.83       2,225,867
                2010...     $1.54       $1.91       2,131,799
                2009...     $1.15       $1.54       2,102,240
                2008...     $1.85       $1.15       1,828,279
                2007...     $1.75       $1.85         929,156
                2006...     $1.63       $1.75         632,817
                2005...     $1.48       $1.63         542,977
                2004...     $1.30       $1.48         191,187
                2003...     $1.00(a)    $1.30           5,279
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.34       $1.34         303,718
                2010...     $1.19       $1.34         254,942
                2009...     $0.97       $1.19         495,104
                2008...     $1.57       $0.97         439,628
                2007...     $1.52       $1.57         100,183
                2006...     $1.34       $1.52         115,943
                2005...     $1.31       $1.34         106,231
                2004...     $0.00       $1.31          54,475
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.34       $1.31       3,377,658
                2010...     $1.20       $1.34       2,347,081
                2009...     $1.04       $1.20       2,019,202
                2008...     $1.02       $1.04       1,753,277
                2007...     $0.95       $1.02         869,440
                2006...     $0.93       $0.95         255,707
                2005...     $1.00(o)    $0.93         168,466
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.00       $0.99       4,468,094
                2010...     $1.02       $1.00       2,656,270
                2009...     $1.04       $1.02       2,508,234
                2008...     $1.04       $1.04       3,280,001
                2007...     $1.01       $1.04         996,146
                2006...     $0.99       $1.01         434,075
                2005...     $0.98       $0.99         505,212
                2004...     $0.99       $0.98         197,755
                2003...     $1.00(a)    $0.99           2,246

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.04       $1.09       1,467,677
                2010...     $0.99       $1.04       1,670,501
                2009...     $0.93       $0.99       1,740,149
                2008...     $1.09       $0.93       1,333,016
                2007...     $1.08       $1.09         820,701
                2006...     $1.04       $1.08         522,887
                2005...     $1.03       $1.04         455,705
                2004...     $1.01       $1.03         217,845
                2003...     $1.00(a)    $1.01           9,703
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.95       $2.02       1,444,573
                2010...     $1.54       $1.95       1,408,128
                2009...     $1.26       $1.54       1,365,113
                2008...     $2.02       $1.26       1,021,358
                2007...     $2.44       $2.02         591,607
                2006...     $1.90       $2.44         528,742
                2005...     $1.74       $1.90         414,996
                2004...     $1.31       $1.74         154,020
                2003...     $1.00(a)    $1.31           5,483
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45         179,319
                2010...     $0.56       $0.57         147,008
                2009...     $0.42       $0.56         117,988
                2008...     $0.92       $0.42          80,478
                2007...     $1.00(s)    $0.92           1,142
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.30       $1.31         113,199
                2010...     $1.16       $1.30          82,544
                2009...     $1.00       $1.16          49,840
                2008...     $1.57       $1.00          56,418
                2007...     $1.60       $1.57          53,841
                2006...     $1.40       $1.60          53,792
                2005...     $1.36       $1.40          33,764
                2004...     $0.00       $1.36           8,780
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.24       $1.22       1,059,816
                2010...     $1.09       $1.24       1,283,629
                2009...     $0.82       $1.09       1,371,080
                2008...     $1.44       $0.82       1,389,386
                2007...     $1.21       $1.44       1,495,516
                2006...     $1.28       $1.21       1,631,965
                2005...     $1.28       $1.28       1,483,769
                2004...     $1.18       $1.28         685,802
                2003...     $1.00(a)    $1.18          28,002
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.45       $1.43       1,691,287
                2010...     $1.31       $1.45       1,248,731
                2009...     $1.11       $1.31         819,785
                2008...     $1.55       $1.11         642,279
                2007...     $1.66       $1.55         685,943
                2006...     $1.43       $1.66         664,985
                2005...     $1.39       $1.43         546,577
                2004...     $1.24       $1.39         168,977
                2003...     $1.00(a)    $1.24           8,115
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.13       $1.24       3,002,099
                2010...     $1.09       $1.13       1,932,423
                2009...     $1.01       $1.09         870,460
                2008...     $1.05       $1.01         326,363
                2007...     $1.00(s)    $1.05              --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81         109,806




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83          98,295
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90         189,146
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86         283,827
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05         148,655
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99         178,097
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76          77,031
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78         145,867
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.73       $1.65         959,195
                2010...     $1.51       $1.73         910,814
                2009...     $1.13       $1.51         790,550
                2008...     $2.02       $1.13         579,459
                2007...     $1.75       $2.02         420,637
                2006...     $1.60       $1.75         371,389
                2005...     $1.40       $1.60         224,741
                2004...     $0.00       $1.40          74,249
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.34       $1.33       2,727,833
                2010...     $1.19       $1.34       3,203,610
                2009...     $0.93       $1.19       3,487,968
                2008...     $1.66       $0.93       3,205,710
                2007...     $1.67       $1.66       2,040,589
                2006...     $1.42       $1.67       1,671,970
                2005...     $1.37       $1.42       1,626,120
                2004...     $1.26       $1.37         834,201
                2003...     $1.00(a)    $1.26          24,229
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.15       1,583,121
                2010...     $1.02       $1.13       1,235,989
                2009...     $0.72       $1.02         981,454
                2008...     $0.98       $0.72         566,276
                2007...     $1.00(s)    $0.98              --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.53       $2.21         543,156
                2010...     $2.00       $2.53         493,978
                2009...     $1.46       $2.00         478,432
                2008...     $2.46       $1.46         447,725
                2007...     $2.17       $2.46         323,094
                2006...     $1.97       $2.17         302,393
                2005...     $1.70       $1.97         240,495
                2004...     $1.39       $1.70         107,457
                2003...     $1.00(a)    $1.39           1,642
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.28       $1.24         121,986
                2010...     $1.17       $1.28         128,050
                2009...     $0.92       $1.17         112,675
                2008...     $1.43       $0.92         106,772
                2007...     $1.37       $1.43          88,480
                2006...     $1.26       $1.37          82,963
                2005...     $1.27       $1.26          82,657
                2004...     $0.00       $1.27          18,984
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.90       1,235,683
                2010...     $0.76       $0.95         971,328
                2009...     $0.60       $0.76         819,064
                2008...     $0.91       $0.60         484,527
                2007...     $1.00(s)    $0.91              --

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.72       $1.60          91,051
                2010...     $1.37       $1.72          72,540
                2009...     $0.97       $1.37          83,690
                2008...     $1.72       $0.97          93,779
                2007...     $1.58       $1.72          77,998
                2006...     $1.48       $1.58          67,784
                2005...     $1.44       $1.48          42,882
                2004...     $1.31       $1.44          40,696
                2003...     $1.00(a)    $1.31           3,085
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.41       $1.37         274,706
                2010...     $1.29       $1.41         226,809
                2009...     $1.05       $1.29         286,982
                2008...     $1.69       $1.05         304,210
                2007...     $1.67       $1.69         213,000
                2006...     $1.43       $1.67         187,316
                2005...     $1.32       $1.43         182,080
                2004...     $1.20       $1.32         130,336
                2003...     $1.00(a)    $1.20           3,642
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.19       $2.64         416,709
                2010...     $2.76       $3.19         395,934
                2009...     $1.63       $2.76         414,316
                2008...     $3.51       $1.63         430,606
                2007...     $2.78       $3.51         375,237
                2006...     $2.21       $2.78         318,390
                2005...     $1.77       $2.21         285,145
                2004...     $1.44       $1.77          74,375
                2003...     $1.00(a)    $1.44           4,173
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06         915,753
                2010...     $1.00       $1.02         331,551
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.82       $0.77         629,830
                2010...     $0.72       $0.82         564,937
                2009...     $0.58       $0.72         523,589
                2008...     $0.94       $0.58       1,078,619
                2007...     $1.00(s)    $0.94          59,475
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.91       7,680,986
                2010...     $0.84       $0.93       6,972,524
                2009...     $0.72       $0.84       5,872,763
                2008...     $0.97       $0.72       3,062,308
                2007...     $1.00(s)    $0.97       1,303,752
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.03       $1.05       3,962,946
                2010...     $0.98       $1.03       3,000,615
                2009...     $0.93       $0.98       2,053,562
                2008...     $1.00       $0.93         326,459
                2007...     $1.00(s)    $1.00              --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.82       7,793,179
                2010...     $0.77       $0.87       8,632,126
                2009...     $0.64       $0.77       8,166,250
                2008...     $0.95       $0.64       4,930,458
                2007...     $1.00(s)    $0.95         294,248




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.98       $0.97       3,737,551
                2010...     $0.91       $0.98       2,784,740
                2009...     $0.82       $0.91       2,256,461
                2008...     $0.99       $0.82       1,281,709
                2007...     $1.00(s)    $0.99          55,425
               INVESCO VAN KAMPEN V.I. EQUITY AND
                INCOME SUB-ACCOUNT(Y):
                2011...     $1.10       $1.06          47,157
                2010...     $1.04       $1.10          24,255
                2009...     $0.80       $1.04          19,420
                2008...     $1.32       $0.80           4,432
                2007...     $1.32       $1.32           2,549
                2006...     $0.00       $1.32           2,492
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.24       $1.12          98,853
                2010...     $1.10       $1.24         116,907
                2009...     $0.93       $1.10         117,731
                2008...     $1.64       $0.93         110,809
                2007...     $1.50       $1.64         120,666
                2006...     $1.40       $1.50          97,351
                2005...     $1.35       $1.40          14,225
                2004...     $0.00       $1.35          14,317
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.39       $1.36          21,657
                2010...     $1.29       $1.39          22,753
                2009...     $1.03       $1.29          20,997
                2008...     $1.50       $1.03          22,433
                2007...     $1.42       $1.50          26,674
                2006...     $1.26       $1.42          25,843
                2005...     $1.22       $1.26           5,306
                2004...     $0.00       $1.22           4,513
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.93       $0.90       1,565,010
                2010...     $0.74       $0.93       1,347,281
                2009...     $0.62       $0.74       1,190,641
                2008...     $0.92       $0.62         643,996
                2007...     $1.00(s)    $0.92              --
               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.44       $1.32          37,041
                2010...     $1.23       $1.44          29,064
                2009...     $0.75       $1.23          23,774
                2008...     $1.51       $0.75              --
                2007...     $1.32       $1.51              --
                2006...     $1.31       $1.32              --
                2005...     $0.00       $1.31          11,254
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.45       $1.39         661,127
                2010...     $1.28       $1.45         298,508
                2009...     $1.01       $1.28         142,645
                2008...     $1.61       $1.01         150,584
                2007...     $1.68       $1.61         162,088
                2006...     $1.47       $1.68         217,729
                2005...     $1.44       $1.47         201,177
                2004...     $1.25       $1.44         108,163
                2003...     $1.00(a)    $1.25           4,564

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. GROWTH AND
                INCOME SUB-ACCOUNT(U)(GG):
                2011...     $1.53       $1.47          74,719
                2010...     $1.39       $1.53          64,322
                2009...     $1.14       $1.39          58,160
                2008...     $1.71       $1.14          40,513
                2007...     $1.70       $1.71          50,927
                2006...     $1.49       $1.70          56,672
                2005...     $1.39       $1.49          42,281
                2004...     $0.00       $1.39           9,233
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.89       $0.88          62,582
                2010...     $0.74       $0.89          49,032
                2009...     $0.54       $0.74          23,682
                2008...     $0.95       $0.54              --
                2007...     $1.00(s)    $0.95              --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.28       $2.08       2,552,534
                2010...     $2.14       $2.28       1,757,335
                2009...     $1.74       $2.14       1,373,455
                2008...     $2.39       $1.74       1,130,276
                2007...     $1.69       $2.39         465,822
                2006...     $1.43       $1.69         207,679
                2005...     $1.17       $1.43          44,532
                2004...     $0.00       $1.17          17,673
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.41       $1.43         282,644
                2010...     $1.23       $1.41         194,586
                2009...     $1.11       $1.23         127,539
                2008...     $1.43       $1.11         100,711
                2007...     $1.28       $1.43          77,418
                2006...     $1.17       $1.28          29,839
                2005...     $0.00       $1.17          13,257
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.49       $1.48         299,038
                2010...     $1.25       $1.49         155,186
                2009...     $1.03       $1.25         132,657
                2008...     $1.61       $1.03         109,088
                2007...     $1.43       $1.61          63,543
                2006...     $1.25       $1.43          61,069
                2005...     $1.17       $1.25          43,844
                2004...     $0.00       $1.17           3,100
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.60       $1.23         988,464
                2010...     $1.39       $1.60         987,896
                2009...     $0.82       $1.39         960,531
                2008...     $2.16       $0.82         678,009
                2007...     $1.53       $2.16         402,211
                2006...     $1.24       $1.53         152,432
                2005...     $1.00(o)    $1.24         103,222
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.29       $1.30       3,068,911
                2010...     $1.17       $1.29       2,900,095
                2009...     $0.94       $1.17       2,562,738
                2008...     $1.50       $0.94       1,936,348
                2007...     $1.21       $1.50         797,318
                2006...     $1.18       $1.21         577,949
                2005...     $1.08       $1.18         365,712
                2004...     $0.00       $1.08           4,109




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE
                EQUITY SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.18       $1.84       2,908,128
                2010...     $1.95       $2.18       2,551,762
                2009...     $1.45       $1.95       2,363,567
                2008...     $2.56       $1.45       2,077,081
                2007...     $2.37       $2.56       1,216,238
                2006...     $1.86       $2.37       1,054,098
                2005...     $1.71       $1.86         996,058
                2004...     $1.42       $1.71         388,470
                2003...     $1.00(f)    $1.42          13,582
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(W):
                2011...     $1.62       $1.48         853,229
                2010...     $1.44       $1.62         389,818
                2009...     $1.16       $1.44         154,060
                2008...     $2.04       $1.16         115,206
                2007...     $1.71       $2.04          91,529
                2006...     $1.44       $1.71          86,626
                2005...     $1.26       $1.44          92,578
                2004...     $1.13       $1.26          14,902
                2003...     $1.00(b)    $1.13           5,409
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.13       $1.94         155,024
                2010...     $1.54       $2.13         102,961
                2009...     $1.11       $1.54         121,171
                2008...     $2.17       $1.11         105,742
                2007...     $2.08       $2.17         100,786
                2006...     $1.89       $2.08         109,882
                2005...     $1.59       $1.89         107,537
                2004...     $0.00       $1.59          67,996
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.64       $1.60         177,771
                2010...     $1.27       $1.64         132,657
                2009...     $0.88       $1.27          68,407
                2008...     $1.41       $0.88          59,603
                2007...     $1.28       $1.41          47,504
                2006...     $1.20       $1.28          47,726
                2005...     $1.00(o)    $1.20          23,053
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.89       $1.75         388,326
                2010...     $1.71       $1.89         336,023
                2009...     $1.21       $1.71         319,605
                2008...     $1.86       $1.21         233,774
                2007...     $1.53       $1.86         218,161
                2006...     $1.44       $1.53         177,520
                2005...     $1.25       $1.44         128,505
                2004...     $1.10       $1.25          64,614
                2003...     $1.00(b)    $1.10           1,722
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.53       $1.35         499,086
                2010...     $1.21       $1.53         382,147
                2009...     $0.92       $1.21         353,335
                2008...     $1.54       $0.92         349,259
                2007...     $1.38       $1.54         202,831
                2006...     $1.34       $1.38         160,716
                2005...     $1.21       $1.34         142,979
                2004...     $1.08       $1.21          21,318
                2003...     $1.00(h)    $1.08           1,483

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.09       $1.79         721,828
                2010...     $1.68       $2.09         785,593
                2009...     $1.33       $1.68         874,321
                2008...     $1.83       $1.33         909,211
                2007...     $1.94       $1.83         770,693
                2006...     $1.69       $1.94         595,226
                2005...     $1.66       $1.69         584,076
                2004...     $0.00       $1.66         203,863
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.37       $1.25         339,136
                2010...     $1.17       $1.37         126,636
                2009...     $0.94       $1.17          65,537
                2008...     $1.45       $0.94          69,266
                2007...     $1.45       $1.45          70,420
                2006...     $1.27       $1.45          64,570
                2005...     $1.24       $1.27          32,247
                2004...     $0.00       $1.24           2,019
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.55       $1.54         764,523
                2010...     $1.46       $1.55         652,728
                2009...     $1.18       $1.46         604,197
                2008...     $1.44       $1.18         466,476
                2007...     $1.33       $1.44          36,729
                2006...     $1.22       $1.33          49,297
                2005...     $1.16       $1.22          27,539
                2004...     $0.00       $1.16          14,767
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.75       $1.60         645,556
                2010...     $1.67       $1.75         661,934
                2009...     $1.17       $1.67         619,981
                2008...     $2.14       $1.17         501,406
                2007...     $1.59       $2.14         296,746
                2006...     $1.49       $1.59         123,077
                2005...     $1.35       $1.49         109,896
                2004...     $0.00       $1.35           3,315
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.74       $2.48       1,664,454
                2010...     $3.04       $3.74       1,584,016
                2009...     $1.73       $3.04       1,708,369
                2008...     $3.69       $1.73       1,656,845
                2007...     $2.94       $3.69         758,652
                2006...     $2.04       $2.94         487,124
                2005...     $1.58       $2.04         462,116
                2004...     $1.35       $1.58         142,473
                2003...     $1.00(a)    $1.35           1,463
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.99       $0.94       1,079,380
                2010...     $0.87       $0.99         825,211
                2009...     $0.67       $0.87         624,891
                2008...     $0.95       $0.67         363,631
                2007...     $1.00(s)    $0.95              --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.34       $1.32       2,181,619
                2010...     $1.21       $1.34       1,955,992
                2009...     $0.89       $1.21       1,734,794
                2008...     $1.44       $0.89       1,379,727
                2007...     $1.32       $1.44         328,150
                2006...     $1.25       $1.32          44,969
                2005...     $1.22       $1.25          40,791
                2004...     $1.14       $1.22          31,283
                2003...     $1.00(a)    $1.14           6,080




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.30       $1.20          54,966
                2010...     $1.02       $1.30          47,400
                2009...     $0.74       $1.02          44,667
                2008...     $1.55       $0.74          42,583
                2007...     $1.45       $1.55          30,254
                2006...     $1.44       $1.45          29,246
                2005...     $1.43       $1.44          34,964
                2004...     $1.27       $1.43           8,666
                2003...     $1.00(a)    $1.27           8,530
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.92       $1.69         278,064
                2010...     $1.44       $1.92         226,356
                2009...     $0.90       $1.44         234,732
                2008...     $1.52       $0.90         219,720
                2007...     $1.51       $1.52         290,095
                2006...     $1.37       $1.51         305,179
                2005...     $1.32       $1.37         300,589
                2004...     $1.27       $1.32         177,031
                2003...     $1.00(a)    $1.27          13,703
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.56       $1.52       4,494,573
                2010...     $1.42       $1.56       4,296,375
                2009...     $1.19       $1.42       3,774,474
                2008...     $1.80       $1.19       2,707,792
                2007...     $1.70       $1.80         533,666
                2006...     $1.44       $1.70         124,587
                2005...     $1.37       $1.44         114,526
                2004...     $1.22       $1.37          43,371
                2003...     $1.00(a)    $1.22           8,413
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.80       $0.64       1,039,583
                2010...     $0.69       $0.80         769,830
                2009...     $0.41       $0.69         529,033
                2008...     $0.97       $0.41         322,291
                2007...     $1.00(s)    $0.97          41,100
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.85          68,729
                2010...     $0.74       $0.89          67,503
                2009...     $0.57       $0.74              --
                2008...     $0.96       $0.57              --
                2007...     $1.00(s)    $0.96              --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.26       $1.22         107,504
                2010...     $1.18       $1.26          94,205
                2009...     $0.83       $1.18         116,030
                2008...     $1.56       $0.83         112,117
                2007...     $1.40       $1.56          72,807
                2006...     $1.32       $1.40          48,955
                2005...     $1.28       $1.32          85,286
                2004...     $0.00       $1.28          15,861
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.36       $0.35       1,891,360
                2010...     $0.32       $0.36       2,140,367
                2009...     $0.26       $0.32       2,437,730
                2008...     $1.24       $0.26       1,732,983
                2007...     $1.26       $1.24         799,017
                2006...     $1.18       $1.26         474,142
                2005...     $1.18       $1.18         399,019
                2004...     $1.10       $1.18         197,729
                2003...     $1.00(a)    $1.10           2,932

1.85% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.86          89,436
                2010...     $0.74       $0.89          66,815
                2009...     $0.55       $0.74          57,914
                2008...     $0.91       $0.55          59,741
                2007...     $1.00(s)    $0.91              --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.30       $2.09         250,353
                2010...     $2.05       $2.30         181,214
                2009...     $1.50       $2.05         157,626
                2008...     $2.68       $1.50         120,375
                2007...     $2.42       $2.68         102,199
                2006...     $1.91       $2.42         117,067
                2005...     $1.69       $1.91         113,377
                2004...     $1.47       $1.69          84,192
                2003...     $1.00(a)    $1.47           4,310
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00       4,424,373
                2010...     $1.00       $1.01       1,503,971
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.05       6,492,111
                2010...     $1.00       $1.03       2,854,454
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.22       $1.23         102,972
                2010...     $1.11       $1.22         101,713
                2009...     $0.87       $1.11         100,545
                2008...     $1.61       $0.87         101,347
                2007...     $1.73       $1.61          96,496
                2006...     $1.51       $1.73          76,312
                2005...     $1.46       $1.51          61,707
                2004...     $0.00       $1.46          10,719
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.25       $1.17          12,312
                2010...     $1.11       $1.25           7,347
                2009...     $0.87       $1.11           7,395
                2008...     $1.45       $0.87           7,443
                2007...     $0.00       $1.45           7,492
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.54       $1.26         114,326
                2010...     $1.43       $1.54         109,083
                2009...     $1.17       $1.43         106,284
                2008...     $2.12       $1.17         103,273
                2007...     $1.99       $2.12          95,570
                2006...     $1.59       $1.99          81,912
                2005...     $1.44       $1.59          84,259
                2004...     $1.26       $1.44          91,840
                2003...     $1.00(a)    $1.26           7,300
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.45       $1.35          37,434
                2010...     $1.24       $1.45          20,364
                2009...     $0.96       $1.24           1,317
                2008...     $1.59       $0.96           1,289
                2007...     $0.00       $1.59           1,310
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.58       $1.28         178,721
                2010...     $1.34       $1.58          98,458
                2009...     $0.83       $1.34          45,534
                2008...     $1.34       $0.83           5,200
                2007...     $1.30       $1.34           5,134
                2006...     $1.25       $1.30           5,023
                2005...     $0.00       $1.25           4,594






1.90% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.11       $1.18         671,909
                2010...     $1.04       $1.11         843,217
                2009...     $0.91       $1.04         801,828
                2008...     $1.08       $0.91         953,286
                2007...     $1.07       $1.08       1,071,777
                2006...     $1.04       $1.07         956,748
                2005...     $1.04       $1.04         839,320
                2004...     $1.01       $1.04         578,859
                2003...     $1.00(a)    $1.01         376,561
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.90       $1.82          87,978
                2010...     $1.54       $1.90         113,607
                2009...     $1.15       $1.54         140,235
                2008...     $1.84       $1.15         181,974
                2007...     $1.75       $1.84         192,670
                2006...     $1.62       $1.75         197,988
                2005...     $1.48       $1.62         183,859
                2004...     $1.30       $1.48         106,863
                2003...     $1.00(a)    $1.30          63,653
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.34       $1.33          41,533
                2010...     $1.19       $1.34          63,715
                2009...     $0.96       $1.19          48,528
                2008...     $1.56       $0.96          84,272
                2007...     $1.52       $1.56         148,515
                2006...     $1.34       $1.52         172,076
                2005...     $1.31       $1.34         215,687
                2004...     $1.21       $1.31         189,529
                2003...     $1.00(a)    $1.21          62,372
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.34       $1.31         484,058
                2010...     $1.20       $1.34         512,262
                2009...     $1.04       $1.20         472,999
                2008...     $1.01       $1.04         476,418
                2007...     $0.94       $1.01         479,747
                2006...     $0.93       $0.94         121,278
                2005...     $1.00(o)    $0.93          22,964
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.00       $0.98          90,666
                2010...     $1.02       $1.00         101,240
                2009...     $1.04       $1.02         775,622
                2008...     $1.04       $1.04         412,854
                2007...     $1.01       $1.04       1,040,141
                2006...     $0.98       $1.01         135,195
                2005...     $0.98       $0.98          52,306
                2004...     $0.99       $0.98          59,451
                2003...     $1.00(a)    $0.99          52,653
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.04       $1.08         129,819
                2010...     $0.99       $1.04         134,090
                2009...     $0.93       $0.99         138,214
                2008...     $1.09       $0.93         222,024
                2007...     $1.08       $1.09         286,091
                2006...     $1.04       $1.08         305,243
                2005...     $1.03       $1.04         344,743
                2004...     $1.00       $1.03         245,844
                2003...     $1.00(a)    $1.00          57,785

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.94       $2.01         93,706
                2010...     $1.54       $1.94         99,307
                2009...     $1.26       $1.54        100,000
                2008...     $2.01       $1.26        163,073
                2007...     $2.43       $2.01        226,051
                2006...     $1.90       $2.43        231,901
                2005...     $1.74       $1.90        257,870
                2004...     $1.31       $1.74        195,849
                2003...     $1.00(a)    $1.31         66,716
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $0.92       $0.42             --
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.29       $1.30         12,869
                2010...     $1.16       $1.29         13,252
                2009...     $1.00       $1.16         12,871
                2008...     $1.56       $1.00         14,586
                2007...     $1.60       $1.56         31,443
                2006...     $1.39       $1.60         32,539
                2005...     $1.36       $1.39         71,549
                2004...     $1.23       $1.36         72,410
                2003...     $1.00(a)    $1.23         61,943
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.23       $1.22        154,811
                2010...     $1.08       $1.23        205,553
                2009...     $0.82       $1.08        251,535
                2008...     $1.43       $0.82        356,005
                2007...     $1.21       $1.43        394,339
                2006...     $1.28       $1.21        466,404
                2005...     $1.27       $1.28        445,261
                2004...     $1.17       $1.27        351,971
                2003...     $1.00(a)    $1.17        287,840
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.44       $1.43        147,326
                2010...     $1.30       $1.44        143,617
                2009...     $1.11       $1.30        153,199
                2008...     $1.54       $1.11        145,902
                2007...     $1.66       $1.54        154,555
                2006...     $1.43       $1.66        154,325
                2005...     $1.39       $1.43         69,287
                2004...     $1.24       $1.39         31,270
                2003...     $1.00(a)    $1.24          2,104
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.13       $1.24        103,659
                2010...     $1.09       $1.13        147,054
                2009...     $1.01       $1.09        177,748
                2008...     $1.05       $1.01          3,286
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.72       $1.64        107,453
                2010...     $1.50       $1.72        108,996
                2009...     $1.13       $1.50        113,459
                2008...     $2.01       $1.13        174,525
                2007...     $1.75       $2.01        266,277
                2006...     $1.60       $1.75        270,330
                2005...     $1.40       $1.60        270,910
                2004...     $1.24       $1.40        179,347
                2003...     $1.00(a)    $1.24         45,456
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.34       $1.32        238,234
                2010...     $1.19       $1.34        308,840
                2009...     $0.93       $1.19        364,352
                2008...     $1.66       $0.93        434,617
                2007...     $1.67       $1.66        444,805
                2006...     $1.42       $1.67        480,113
                2005...     $1.37       $1.42        482,533
                2004...     $1.25       $1.37        423,208
                2003...     $1.00(a)    $1.25        380,065
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.15         57,790
                2010...     $1.02       $1.13         65,638
                2009...     $0.72       $1.02         28,398
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $2.52       $2.20         86,805
                2010...     $1.99       $2.52         87,270
                2009...     $1.45       $1.99         77,451
                2008...     $2.46       $1.45         95,618
                2007...     $2.17       $2.46        157,553
                2006...     $1.97       $2.17        151,555
                2005...     $1.70       $1.97        143,613
                2004...     $1.39       $1.70         98,497
                2003...     $1.00(a)    $1.39         49,020
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.28       $1.24         28,499
                2010...     $1.17       $1.28         28,710
                2009...     $0.92       $1.17         26,457
                2008...     $1.43       $0.92         27,594
                2007...     $1.37       $1.43         26,078
                2006...     $1.26       $1.37         34,340
                2005...     $1.27       $1.26         34,138
                2004...     $1.20       $1.27         33,559
                2003...     $1.00(a)    $1.20         15,530
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.90         28,328
                2010...     $0.76       $0.95         29,674
                2009...     $0.60       $0.76             --
                2008...     $0.91       $0.60             --
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.71       $1.60         13,653
                2010...     $1.37       $1.71         14,386
                2009...     $0.97       $1.37         15,761
                2008...     $1.72       $0.97         17,352
                2007...     $1.57       $1.72         18,431
                2006...     $1.48       $1.57         18,536
                2005...     $1.44       $1.48         23,893
                2004...     $1.31       $1.44         54,549
                2003...     $1.00(a)    $1.31         25,921

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.41       $1.37         91,252
                2010...     $1.29       $1.41         93,608
                2009...     $1.04       $1.29         97,170
                2008...     $1.69       $1.04        113,237
                2007...     $1.66       $1.69        135,856
                2006...     $1.43       $1.66         93,333
                2005...     $1.32       $1.43         70,543
                2004...     $1.19       $1.32         28,953
                2003...     $1.00(a)    $1.19         19,356
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $3.18       $2.62         69,110
                2010...     $2.75       $3.18         75,477
                2009...     $1.63       $2.75         86,867
                2008...     $3.51       $1.63         84,552
                2007...     $2.77       $3.51         94,405
                2006...     $2.21       $2.77         49,897
                2005...     $1.77       $2.21         34,237
                2004...     $1.44       $1.77         21,915
                2003...     $1.00(a)    $1.44         15,802
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06         36,641
                2010...     $1.00       $1.02         16,023
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.82       $0.77             --
                2010...     $0.72       $0.82             --
                2009...     $0.58       $0.72             --
                2008...     $0.94       $0.58             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.90             --
                2010...     $0.84       $0.93             --
                2009...     $0.72       $0.84             --
                2008...     $0.97       $0.72             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.03       $1.04             --
                2010...     $0.98       $1.03             --
                2009...     $0.93       $0.98             --
                2008...     $1.01       $0.93         27,298
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.82         75,819
                2010...     $0.77       $0.87         76,351
                2009...     $0.64       $0.77             --
                2008...     $0.95       $0.64             --
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.98       $0.97        109,386
                2010...     $0.91       $0.98        110,152
                2009...     $0.82       $0.91        110,924
                2008...     $1.00       $0.82        628,214
                2007...     $1.00(s)    $0.99         45,142




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y)(KK):
                2011...     $1.10       $1.06        71,244
                2010...     $1.04       $1.10            --
                2009...     $0.79       $1.04            --
                2008...     $1.31       $0.79            --
                2007...     $1.31       $1.31            --
                2006...     $1.21       $1.31        33,595
                2005...     $1.18       $1.21        39,974
                2004...     $1.12       $1.18        79,639
                2003...     $1.00       $1.12        86,064
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.24       $1.11        29,091
                2010...     $1.09       $1.24        32,153
                2009...     $0.92       $1.09        38,700
                2008...     $1.64       $0.92        30,449
                2007...     $1.50       $1.64        35,611
                2006...     $0.00       $1.50        30,988
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.38       $1.35            --
                2010...     $1.29       $1.38            --
                2009...     $1.03       $1.29            --
                2008...     $1.50       $1.03            --
                2007...     $1.00(s)    $1.50            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.90         6,733
                2010...     $0.74       $0.92         6,780
                2009...     $0.62       $0.74         6,828
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.43       $1.32            --
                2010...     $1.22       $1.43            --
                2009...     $0.75       $1.22            --
                2008...     $1.51       $0.75            --
                2007...     $1.00(s)    $1.51            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.44       $1.39         9,616
                2010...     $1.27       $1.44         9,740
                2009...     $1.01       $1.27        10,014
                2008...     $1.60       $1.01        10,516
                2007...     $1.67       $1.60        43,505
                2006...     $1.47       $1.67        53,416
                2005...     $1.44       $1.47        76,444
                2004...     $1.25       $1.44        30,368
                2003...     $1.00(a)    $1.25        15,785
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.52       $1.46         7,893
                2010...     $1.38       $1.52         7,739
                2009...     $1.14       $1.38         7,441
                2008...     $1.71       $1.14         7,918
                2007...     $1.70       $1.71         7,161
                2006...     $1.49       $1.70        14,290
                2005...     $1.39       $1.49        12,038
                2004...     $0.00       $1.39         7,852
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.89       $0.88            --
                2010...     $0.74       $0.89            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(s)    $0.95            --

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.27       $2.07        366,992
                2010...     $2.13       $2.27        500,011
                2009...     $1.74       $2.13        466,065
                2008...     $2.38       $1.74        425,982
                2007...     $1.69       $2.38        458,638
                2006...     $1.43       $1.69        130,919
                2005...     $1.17       $1.43        115,426
                2004...     $0.00       $1.17          4,960
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.41       $1.43        168,847
                2010...     $1.23       $1.41         86,497
                2009...     $1.10       $1.23         92,857
                2008...     $1.42       $1.10        105,699
                2007...     $1.28       $1.42        113,525
                2006...     $1.17       $1.28        103,516
                2005...     $1.14       $1.17        145,418
                2004...     $1.06       $1.14        139,394
                2003...     $1.00(c)    $1.06         67,338
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.48       $1.48             --
                2010...     $1.25       $1.48             --
                2009...     $1.03       $1.25             --
                2008...     $1.60       $1.03             --
                2007...     $1.00(s)    $1.60             --
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.60       $1.23        150,878
                2010...     $1.39       $1.60        183,587
                2009...     $0.82       $1.39        144,022
                2008...     $2.16       $0.82        128,552
                2007...     $1.53       $2.16        143,347
                2006...     $1.24       $1.53         63,183
                2005...     $1.00(o)    $1.24         43,700
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.29       $1.29        223,501
                2010...     $1.17       $1.29        244,791
                2009...     $0.94       $1.17        273,275
                2008...     $1.50       $0.94        276,322
                2007...     $1.21       $1.50        323,995
                2006...     $1.18       $1.21        192,984
                2005...     $1.08       $1.18        131,730
                2004...     $1.06       $1.08         89,533
                2003...     $1.00(e)    $1.06         36,694
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $2.17       $1.84        251,217
                2010...     $1.94       $2.17        250,736
                2009...     $1.44       $1.94        282,876
                2008...     $2.55       $1.44        315,203
                2007...     $2.37       $2.55        363,838
                2006...     $1.86       $2.37        306,069
                2005...     $1.71       $1.86        289,561
                2004...     $1.42       $1.71        184,398
                2003...     $1.00(f)    $1.42        132,095
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.62       $1.47         28,509
                2010...     $1.44       $1.62         29,295
                2009...     $1.15       $1.44         30,512
                2008...     $2.03       $1.15         31,915
                2007...     $1.71       $2.03         36,078
                2006...     $1.44       $1.71         61,822
                2005...     $1.26       $1.44         74,300
                2004...     $1.13       $1.26         92,921
                2003...     $1.00(b)    $1.13         59,490




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $2.12       $1.93            847
                2010...     $1.53       $2.12          1,014
                2009...     $1.11       $1.53          1,047
                2008...     $2.17       $1.11          3,199
                2007...     $2.08       $2.17          3,092
                2006...     $1.88       $2.08          3,062
                2005...     $1.59       $1.88         13,479
                2004...     $0.00       $1.59          6,572
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.64       $1.60          2,657
                2010...     $1.27       $1.64             --
                2009...     $0.88       $1.27             --
                2008...     $1.41       $0.88             --
                2007...     $1.00(s)    $1.41             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.88       $1.74        128,650
                2010...     $1.70       $1.88        113,541
                2009...     $1.21       $1.70        115,883
                2008...     $1.86       $1.21        126,732
                2007...     $1.52       $1.86        141,521
                2006...     $1.44       $1.52         39,586
                2005...     $1.25       $1.44         46,820
                2004...     $0.00       $1.25         10,091
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.53       $1.34         19,764
                2010...     $1.21       $1.53         21,367
                2009...     $0.92       $1.21         21,778
                2008...     $1.53       $0.92         25,553
                2007...     $1.38       $1.53         62,517
                2006...     $1.34       $1.38         73,853
                2005...     $1.21       $1.34         94,965
                2004...     $1.08       $1.21         61,690
                2003...     $1.00(h)    $1.08         12,910
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $2.08       $1.78         43,449
                2010...     $1.67       $2.08         45,303
                2009...     $1.32       $1.67         56,032
                2008...     $1.82       $1.32         94,941
                2007...     $1.94       $1.82        107,680
                2006...     $1.69       $1.94        116,068
                2005...     $1.65       $1.69        111,166
                2004...     $1.47       $1.65         46,336
                2003...     $1.00(i)    $1.47          3,019
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.36       $1.24        102,591
                2010...     $1.17       $1.36        114,789
                2009...     $0.94       $1.17        118,918
                2008...     $1.45       $0.94        119,754
                2007...     $1.45       $1.45        120,598
                2006...     $1.27       $1.45         19,129
                2005...     $1.23       $1.27         29,194
                2004...     $1.10       $1.23         43,191
                2003...     $1.00(j)    $1.10         23,650
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.54       $1.53         65,664
                2010...     $1.45       $1.54        179,132
                2009...     $1.18       $1.45         15,383
                2008...     $0.00       $1.18             --
                2007...     $1.32       $1.43             --
                2006...     $1.22       $1.32             --
                2005...     $1.16       $1.22          2,585
                2004...     $1.09       $1.16          4,819
                2003...     $1.00(a)    $1.09          2,256

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.74       $1.59        205,823
                2010...     $1.67       $1.74        181,726
                2009...     $1.17       $1.67        190,280
                2008...     $2.13       $1.17        191,942
                2007...     $1.59       $2.13        206,145
                2006...     $1.49       $1.59          7,872
                2005...     $0.00       $1.49          8,456
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $3.72       $2.47         71,731
                2010...     $3.03       $3.72         72,011
                2009...     $1.73       $3.03        115,812
                2008...     $3.68       $1.73         98,782
                2007...     $2.93       $3.68        111,825
                2006...     $2.04       $2.93         99,237
                2005...     $1.57       $2.04         63,043
                2004...     $1.35       $1.57         13,345
                2003...     $1.00(a)    $1.35          4,515
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.99       $0.94             --
                2010...     $0.87       $0.99             --
                2009...     $0.67       $0.87             --
                2008...     $0.95       $0.67             --
                2007...     $1.00(s)    $0.95             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.33       $1.31         10,691
                2010...     $1.21       $1.33          8,920
                2009...     $0.89       $1.21         13,543
                2008...     $1.43       $0.89         35,814
                2007...     $1.32       $1.43          5,321
                2006...     $1.25       $1.32             --
                2005...     $1.22       $1.25             --
                2004...     $1.14       $1.22          2,114
                2003...     $1.00(a)    $1.14          2,129
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.29       $1.19             --
                2010...     $1.02       $1.29             --
                2009...     $0.74       $1.02             --
                2008...     $1.55       $0.74             --
                2007...     $1.00(s)    $1.55             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.92       $1.68         13,855
                2010...     $1.44       $1.92         28,996
                2009...     $0.90       $1.44         39,425
                2008...     $1.51       $0.90         53,887
                2007...     $1.51       $1.51         59,035
                2006...     $1.36       $1.51         84,155
                2005...     $1.32       $1.36         98,797
                2004...     $1.27       $1.32        100,007
                2003...     $1.00(a)    $1.27        101,609
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.55       $1.51         48,679
                2010...     $1.42       $1.55         50,358
                2009...     $1.18       $1.42         56,558
                2008...     $1.79       $1.18         71,860
                2007...     $1.70       $1.79         20,047
                2006...     $1.43       $1.70         12,419
                2005...     $1.37       $1.43         12,990
                2004...     $1.22       $1.37         11,479
                2003...     $1.00(a)    $1.22         11,772
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.80       $0.64         16,553
                2010...     $0.68       $0.80         16,669
                2009...     $0.41       $0.68         45,204
                2008...     $1.00       $0.41         16,904
                2007...     $1.00(s)    $0.97         70,193




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.84             --
                2010...     $0.74       $0.89             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.26       $1.22          2,841
                2010...     $1.18       $1.26          2,747
                2009...     $0.83       $1.18          2,809
                2008...     $1.56       $0.83          2,593
                2007...     $1.40       $1.56          2,454
                2006...     $1.32       $1.40         22,668
                2005...     $1.28       $1.32         26,724
                2004...     $1.23       $1.28         28,078
                2003...     $1.00(a)    $1.23         25,715
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.36       $0.34        264,636
                2010...     $0.32       $0.36        272,143
                2009...     $0.26       $0.32        309,698
                2008...     $1.23       $0.26        178,495
                2007...     $1.26       $1.23        146,405
                2006...     $1.18       $1.26        179,449
                2005...     $1.18       $1.18        116,116
                2004...     $1.10       $1.18        100,580
                2003...     $1.00(a)    $1.10         73,462
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.86             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $2.29       $2.08             --
                2010...     $2.04       $2.29             --
                2009...     $1.49       $2.04             --
                2008...     $2.68       $1.49             --
                2007...     $2.68       $2.68             --
                2006...     $1.90       $2.68             --
                2005...     $1.69       $1.90            979
                2004...     $1.47       $1.69         10,360
                2003...     $1.00(a)    $1.47         12,267
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00         81,238
                2010...     $1.00       $1.01         48,214
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.00       $1.04         96,708
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.22       $1.22             --
                2010...     $1.10       $1.22             --
                2009...     $0.87       $1.10             --
                2008...     $1.61       $0.87             --
                2007...     $1.51       $1.61             --
                2006...     $1.72       $1.51             --
                2005...     $1.46       $1.72             --
                2004...     $1.29       $1.46         23,398
                2003...     $1.00(a)    $1.29         23,562

1.90% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.24       $1.16         10,221
                2010...     $1.11       $1.24         10,292
                2009...     $0.87       $1.11         10,364
                2008...     $1.45       $0.87         10,437
                2007...     $1.57       $1.45         19,077
                2006...     $1.38       $1.57         18,823
                2005...     $1.34       $1.38         19,349
                2004...     $1.23       $1.34         19,578
                2003...     $1.00(a)    $1.23         10,809
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.53       $1.25         21,108
                2010...     $1.42       $1.53         37,174
                2009...     $1.16       $1.42         38,239
                2008...     $2.11       $1.16         45,233
                2007...     $1.99       $2.11         47,008
                2006...     $1.59       $1.99         65,763
                2005...     $1.44       $1.59         90,289
                2004...     $1.26       $1.44        110,744
                2003...     $1.00(a)    $1.26        124,721
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.45       $1.35          6,890
                2010...     $1.23       $1.45          7,576
                2009...     $0.95       $1.23          7,656
                2008...     $1.58       $0.95          7,285
                2007...     $0.00       $1.58          7,403
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.58       $1.27             --
                2010...     $1.33       $1.58             --
                2009...     $0.83       $1.33             --
                2008...     $1.34       $0.83             --
                2007...     $1.29       $1.34             --
                2006...     $1.25       $1.29             --
                2005...     $1.21       $1.25             --
                2004...     $1.17       $1.21          2,093
                2003...     $1.00(a)    $1.17          2,108



1.95% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.11       $1.18        369,313
                2010...     $1.04       $1.11        391,376
                2009...     $0.92       $1.04        385,615
                2008...     $1.08       $0.92        517,851
                2007...     $1.08       $1.08        504,633
                2006...     $1.05       $1.08        479,804
                2005...     $1.04       $1.05        964,165
                2004...     $0.00       $1.04        692,800
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.55       $1.49         49,311
                2010...     $1.26       $1.55         71,247
                2009...     $0.94       $1.26         77,555
                2008...     $1.51       $0.94         83,622
                2007...     $1.43       $1.51         76,584
                2006...     $1.33       $1.43         91,541
                2005...     $1.21       $1.33        192,552
                2004...     $1.07       $1.21        173,162
                2003...     $1.00(a)    $1.07         15,672




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.17       $1.17          4,493
                2010...     $1.04       $1.17          5,132
                2009...     $0.85       $1.04          5,252
                2008...     $1.37       $0.85         12,931
                2007...     $1.33       $1.37         13,719
                2006...     $1.18       $1.33         32,510
                2005...     $1.15       $1.18         35,204
                2004...     $1.06       $1.15         48,517
                2003...     $1.00(a)    $1.06         24,581
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.33       $1.30         53,840
                2010...     $1.19       $1.33         21,084
                2009...     $1.04       $1.19         19,293
                2008...     $1.01       $1.04         29,968
                2007...     $0.94       $1.01         12,568
                2006...     $0.00       $0.94         52,110
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.00       $0.98         68,960
                2010...     $1.02       $1.00         78,129
                2009...     $1.04       $1.02         71,019
                2008...     $1.04       $1.04        216,569
                2007...     $1.01       $1.04         97,133
                2006...     $0.99       $1.01        152,688
                2005...     $0.99       $0.99        272,140
                2004...     $0.00       $0.99        184,738
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.03       $1.08        183,851
                2010...     $0.99       $1.03        179,494
                2009...     $0.93       $0.99        171,942
                2008...     $1.09       $0.93        107,465
                2007...     $1.08       $1.09        226,116
                2006...     $1.04       $1.08        235,791
                2005...     $1.03       $1.04        205,963
                2004...     $1.01       $1.03        130,711
                2003...     $1.00(a)    $1.01          7,889
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.58       $1.63         95,464
                2010...     $1.25       $1.58        112,503
                2009...     $1.02       $1.25        128,349
                2008...     $1.63       $1.02        152,951
                2007...     $1.98       $1.63        134,493
                2006...     $1.54       $1.98        170,059
                2005...     $1.42       $1.54        233,007
                2004...     $1.07       $1.42        204,146
                2003...     $1.00(a)    $1.07         28,922
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45             --
                2010...     $0.56       $0.57             --
                2009...     $0.42       $0.56             --
                2008...     $1.00       $0.42             --
                2007...     $1.00(s)    $0.92        102,625
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.12       $1.13          6,755
                2010...     $1.00       $1.12         12,548
                2009...     $0.87       $1.00         12,938
                2008...     $1.35       $0.87         18,314
                2007...     $1.39       $1.35         16,086
                2006...     $1.21       $1.39         12,498
                2005...     $1.18       $1.21         29,132
                2004...     $1.07       $1.18         29,035
                2003...     $1.00(a)    $1.07         22,191

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.07       $1.06        133,334
                2010...     $0.95       $1.07        172,383
                2009...     $0.72       $0.95        180,720
                2008...     $1.25       $0.72        201,151
                2007...     $1.06       $1.25        203,486
                2006...     $1.12       $1.06        226,185
                2005...     $1.12       $1.12        656,202
                2004...     $0.00       $1.12        609,658
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.26       $1.25         78,220
                2010...     $1.14       $1.26         86,863
                2009...     $0.97       $1.14         87,061
                2008...     $1.35       $0.97         88,782
                2007...     $1.45       $1.35         99,828
                2006...     $1.25       $1.45        116,398
                2005...     $1.22       $1.25         83,767
                2004...     $0.00       $1.22          9,194
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.12       $1.23         11,254
                2010...     $1.09       $1.12            598
                2009...     $1.01       $1.09            604
                2008...     $1.05       $1.01         19,740
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.47       $1.40        134,104
                2010...     $1.28       $1.47        166,756
                2009...     $0.96       $1.28        176,516
                2008...     $1.71       $0.96        181,596
                2007...     $1.49       $1.71        185,293
                2006...     $1.36       $1.49        184,754
                2005...     $1.19       $1.36        152,380
                2004...     $1.05       $1.19         91,023
                2003...     $1.00(a)    $1.05         40,022
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.15       $1.14        309,502
                2010...     $1.02       $1.15        397,239
                2009...     $0.80       $1.02        415,311
                2008...     $1.43       $0.80        420,624
                2007...     $1.44       $1.43        384,825
                2006...     $1.23       $1.44        409,830
                2005...     $1.18       $1.23        939,015
                2004...     $1.09       $1.18        757,731
                2003...     $1.00(a)    $1.09         46,011




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.15         13,011
                2010...     $1.01       $1.13          7,714
                2009...     $0.72       $1.01          8,268
                2008...     $0.98       $0.72         19,773
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.98       $1.73         69,009
                2010...     $1.57       $1.98         69,662
                2009...     $1.15       $1.57         76,814
                2008...     $1.94       $1.15         84,565
                2007...     $1.71       $1.94         90,206
                2006...     $1.55       $1.71         94,011
                2005...     $1.34       $1.55         97,577
                2004...     $1.10       $1.34         73,403
                2003...     $1.00(a)    $1.10         21,797
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.12       $1.08         44,482
                2010...     $1.02       $1.12         43,607
                2009...     $0.80       $1.02         45,151
                2008...     $1.25       $0.80         44,773
                2007...     $1.20       $1.25         47,071
                2006...     $1.11       $1.20         46,154
                2005...     $1.12       $1.11         44,595
                2004...     $0.00       $1.12          1,269
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.90          4,124
                2010...     $0.76       $0.95             --
                2009...     $0.60       $0.76             --
                2008...     $0.91       $0.60             --
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.37       $1.28         12,889
                2010...     $1.10       $1.37         15,033
                2009...     $0.78       $1.10         15,991
                2008...     $1.38       $0.78         14,985
                2007...     $1.26       $1.38         15,031
                2006...     $1.19       $1.26         20,358
                2005...     $1.15       $1.19         14,649
                2004...     $0.00       $1.15         14,344
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.26       $1.23         90,240
                2010...     $1.16       $1.26        150,260
                2009...     $0.94       $1.16        159,060
                2008...     $1.52       $0.94        186,566
                2007...     $1.50       $1.52        196,101
                2006...     $1.29       $1.50        142,188
                2005...     $1.19       $1.29        139,821
                2004...     $1.08       $1.19         72,126
                2003...     $1.00(a)    $1.08         44,180
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.41       $1.99         27,618
                2010...     $2.09       $2.41         19,361
                2009...     $1.24       $2.09         20,669
                2008...     $2.66       $1.24         18,758
                2007...     $2.11       $2.66         30,603
                2006...     $1.68       $2.11         48,683
                2005...     $1.34       $1.68         28,609
                2004...     $0.00       $1.34         12,951
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06          7,869
                2010...     $1.00       $1.02             --

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.82       $0.77            --
                2010...     $0.72       $0.82            --
                2009...     $0.58       $0.72            --
                2008...     $0.94       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.90            --
                2010...     $0.84       $0.93            --
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.03       $1.04            --
                2010...     $0.98       $1.03            --
                2009...     $0.93       $0.98            --
                2008...     $1.01       $0.93            --
                2007...     $1.00(s)    $1.01            --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.82            --
                2010...     $0.77       $0.87            --
                2009...     $0.64       $0.77            --
                2008...     $0.95       $0.64            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.98       $0.97            --
                2010...     $0.91       $0.98            --
                2009...     $0.82       $0.91            --
                2008...     $1.00       $0.82            --
                2007...     $1.00(s)    $0.99            --
               INVESCO VAN KAMPEN V.I. EQUITY AND
                INCOME SUB-ACCOUNT(Y)(KK):
                2011...     $1.02       $0.98            --
                2010...     $0.96       $1.02         4,234
                2009...     $0.74       $0.96         4,266
                2008...     $1.22       $0.74         4,298
                2007...     $1.22       $1.22         3,508
                2006...     $1.13       $1.22         3,534
                2005...     $1.09       $1.13         7,121
                2004...     $1.04       $1.09         7,175
                2003...     $1.00(a)    $1.04         7,229
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.05       $0.95         1,182
                2010...     $0.93       $1.05         1,193
                2009...     $0.79       $0.93         1,203
                2008...     $1.40       $0.79         1,214
                2007...     $1.27       $1.40         1,225
                2006...     $0.00       $1.27           914
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.23       $1.20            --
                2010...     $1.14       $1.23            --
                2009...     $0.91       $1.14            --
                2008...     $1.33       $0.91            --
                2007...     $1.00(s)    $1.33            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.90         6,017
                2010...     $0.73       $0.92            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.23       $1.13             --
                2010...     $1.05       $1.23             --
                2009...     $0.64       $1.05             --
                2008...     $1.29       $0.64             --
                2007...     $1.00(s)    $1.29             --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.24       $1.19          7,528
                2010...     $1.09       $1.24            954
                2009...     $0.87       $1.09            962
                2008...     $1.38       $0.87            971
                2007...     $1.44       $1.38            979
                2006...     $1.26       $1.44          7,666
                2005...     $0.00       $1.26          7,759
               INVESCO VAN KAMPEN V.I. GROWTH AND
                INCOME SUB-ACCOUNT(GG):
                2011...     $1.33       $1.27             --
                2010...     $1.21       $1.33          6,794
                2009...     $0.99       $1.21          6,845
                2008...     $1.49       $0.99          6,896
                2007...     $1.48       $1.49          6,948
                2006...     $1.30       $1.48          6,588
                2005...     $0.00       $1.30          6,693
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.26       $2.06         67,795
                2010...     $2.12       $2.26         93,922
                2009...     $1.73       $2.12         94,991
                2008...     $2.38       $1.73         96,404
                2007...     $1.68       $2.38        157,179
                2006...     $1.43       $1.68         91,332
                2005...     $1.17       $1.43         61,200
                2004...     $1.05       $1.17         56,253
                2003...     $1.00(b)    $1.05         13,617
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.39       $1.41         15,278
                2010...     $1.21       $1.39         38,293
                2009...     $1.09       $1.21         39,292
                2008...     $1.40       $1.09         60,352
                2007...     $1.26       $1.40         59,966
                2006...     $1.16       $1.26         60,733
                2005...     $1.12       $1.16         58,555
                2004...     $1.05       $1.12         54,404
                2003...     $1.00(c)    $1.05         52,374
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.47       $1.46             --
                2010...     $1.24       $1.47             --
                2009...     $1.02       $1.24             --
                2008...     $1.59       $1.02             --
                2007...     $1.42       $1.59             --
                2006...     $0.00       $1.42         14,161

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.59       $1.23         15,046
                2010...     $1.39       $1.59         34,967
                2009...     $0.81       $1.39         35,494
                2008...     $2.15       $0.81         45,396
                2007...     $1.53       $2.15         37,719
                2006...     $1.24       $1.53         18,471
                2005...     $1.00(o)    $1.24          8,006
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.26       $1.27         82,557
                2010...     $1.15       $1.26         84,430
                2009...     $0.92       $1.15         85,730
                2008...     $1.47       $0.92         91,714
                2007...     $1.19       $1.47         92,126
                2006...     $1.16       $1.19        149,986
                2005...     $1.06       $1.16         90,696
                2004...     $0.00       $1.06         79,232
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.66       $1.41        129,731
                2010...     $1.49       $1.66        174,758
                2009...     $1.11       $1.49        185,440
                2008...     $1.96       $1.11        190,148
                2007...     $1.81       $1.96        225,300
                2006...     $1.43       $1.81        221,691
                2005...     $1.31       $1.43        421,148
                2004...     $1.09       $1.31        368,063
                2003...     $1.00(f)    $1.09         31,773
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(N)(W):
                2011...     $1.54       $1.40          6,570
                2010...     $1.37       $1.54             --
                2009...     $1.10       $1.37             --
                2008...     $1.94       $1.10             --
                2007...     $1.00(s)    $1.94             --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.52       $1.38          1,804
                2010...     $1.10       $1.52          1,830
                2009...     $0.79       $1.10          2,479
                2008...     $1.55       $0.79          2,757
                2007...     $1.49       $1.55          2,022
                2006...     $1.35       $1.49          2,090
                2005...     $0.00       $1.35          1,959
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.63       $1.59             --
                2010...     $1.27       $1.63             --
                2009...     $0.88       $1.27             --
                2008...     $1.41       $0.88             --
                2007...     $1.00(s)    $1.41             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.83       $1.69         47,773
                2010...     $1.65       $1.83         50,301
                2009...     $1.17       $1.65         53,322
                2008...     $1.81       $1.17         68,808
                2007...     $1.48       $1.81         65,982
                2006...     $1.40       $1.48         69,269
                2005...     $1.22       $1.40         25,919
                2004...     $0.00       $1.22         28,270




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.50       $1.32         15,085
                2010...     $1.19       $1.50         17,183
                2009...     $0.90       $1.19         18,238
                2008...     $1.51       $0.90         18,657
                2007...     $1.35       $1.51         21,848
                2006...     $1.31       $1.35         15,656
                2005...     $1.19       $1.31         16,341
                2004...     $0.00       $1.19         11,276
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.57       $1.34         64,225
                2010...     $1.27       $1.57         85,557
                2009...     $1.00       $1.27         91,202
                2008...     $1.38       $1.00         98,232
                2007...     $1.47       $1.38        100,414
                2006...     $1.28       $1.47         91,414
                2005...     $1.25       $1.28         94,270
                2004...     $1.11       $1.25         61,084
                2003...     $1.00(i)    $1.11         19,313
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.33       $1.21            934
                2010...     $1.14       $1.33            941
                2009...     $0.92       $1.14            971
                2008...     $1.42       $0.92         14,843
                2007...     $1.42       $1.42         15,214
                2006...     $1.24       $1.42         14,695
                2005...     $1.21       $1.24         14,263
                2004...     $1.08       $1.21         13,750
                2003...     $1.00(j)    $1.08         21,110
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.46       $1.46             --
                2010...     $1.38       $1.46             --
                2009...     $1.12       $1.38          5,333
                2008...     $1.36       $1.12          6,500
                2007...     $1.26       $1.36         19,104
                2006...     $1.16       $1.26          7,806
                2005...     $0.00       $1.16          7,931
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.56       $1.42         46,023
                2010...     $1.49       $1.56         46,165
                2009...     $1.04       $1.49         46,275
                2008...     $1.91       $1.04          8,846
                2007...     $0.00       $1.91         13,043
                2006...     $1.33       $0.00             --
                2005...     $0.00       $1.33         11,138
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.88       $1.91         37,231
                2010...     $2.35       $2.88         48,860
                2009...     $1.34       $2.35         52,651
                2008...     $2.86       $1.34         62,001
                2007...     $2.28       $2.86         73,584
                2006...     $1.58       $2.28         69,344
                2005...     $1.22       $1.58         49,707
                2004...     $0.00       $1.22         34,146
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.99       $0.94          5,475
                2010...     $0.87       $0.99             --
                2009...     $0.67       $0.87             --
                2008...     $0.95       $0.67             --
                2007...     $1.00(s)    $0.95             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.19       $1.17         12,713
                2010...     $1.08       $1.19          5,168
                2009...     $0.79       $1.08          5,183
                2008...     $1.28       $0.79          5,206
                2007...     $0.00       $1.28            844

1.95% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.06       $0.98             --
                2010...     $0.84       $1.06             --
                2009...     $0.60       $0.84             --
                2008...     $1.27       $0.60             --
                2007...     $1.00(s)    $1.27             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.53       $1.35          6,981
                2010...     $1.15       $1.53          9,497
                2009...     $0.72       $1.15         13,735
                2008...     $1.21       $0.72         23,034
                2007...     $1.21       $1.21         24,854
                2006...     $1.09       $1.21         36,806
                2005...     $1.06       $1.09        202,270
                2004...     $0.00       $1.06        211,001
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.38       $1.35         15,455
                2010...     $1.27       $1.38          7,386
                2009...     $1.05       $1.27          7,373
                2008...     $1.60       $1.05          7,403
                2007...     $0.00       $1.60          1,135
               MORGAN STANLEY UIF EMERGING MARKETS
                EQUITY SUB-ACCOUNT(AA):
                2011...     $0.80       $0.64          4,636
                2010...     $0.68       $0.80             --
                2009...     $0.41       $0.68             --
                2008...     $1.00       $0.41         11,635
                2007...     $1.00(s)    $0.97         48,606
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.84             --
                2010...     $0.74       $0.89             --
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.08       $1.05            493
                2010...     $1.01       $1.08            497
                2009...     $0.72       $1.01            502
                2008...     $1.34       $0.72         32,726
                2007...     $1.20       $1.34         34,200
                2006...     $1.14       $1.20         34,135
                2005...     $1.11       $1.14         32,087
                2004...     $0.00       $1.11         30,763
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.34       $0.32        351,408
                2010...     $0.30       $0.34        400,431
                2009...     $0.24       $0.30        426,029
                2008...     $1.15       $0.24        281,847
                2007...     $1.18       $1.15        159,433
                2006...     $1.10       $1.18        156,254
                2005...     $1.10       $1.10        356,237
                2004...     $1.03       $1.10        300,420
                2003...     $1.00(a)    $1.03          8,437
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.67       $1.51             --
                2010...     $1.48       $1.67          8,630
                2009...     $1.09       $1.48          8,695
                2008...     $1.95       $1.09          8,761
                2007...     $1.76       $1.95          8,827
                2006...     $1.39       $1.76          7,256
                2005...     $1.23       $1.39         32,289
                2004...     $0.00       $1.23         20,680
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00          6,574
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04         31,371
                2010...     $1.00       $1.03         16,548
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.03       $1.03         17,525
                2010...     $0.93       $1.03         17,381
                2009...     $0.74       $0.93         17,528
                2008...     $1.36       $0.74             --
                2007...     $0.00       $1.36         12,203
                2006...     $1.28       $0.00             --
                2005...     $0.00       $1.28         10,458
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.09       $1.02             --
                2010...     $0.97       $1.09             --
                2009...     $0.76       $0.97             --
                2008...     $1.27       $0.76             --
                2007...     $1.00(s)    $1.27             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.30       $1.06         54,690
                2010...     $1.21       $1.30         51,515
                2009...     $0.99       $1.21         51,728
                2008...     $1.80       $0.99         53,473
                2007...     $1.69       $1.80         51,849
                2006...     $1.35       $1.69        113,259
                2005...     $1.23       $1.35        142,163
                2004...     $0.00       $1.23        159,988
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.22       $1.13          1,787
                2010...     $1.04       $1.22          2,001
                2009...     $0.80       $1.04          2,091
                2008...     $1.33       $0.80          2,428
                2007...     $1.28       $1.33          3,093
                2006...     $1.21       $1.28          3,401
                2005...     $1.12       $1.21          3,595
                2004...     $0.00       $1.12          3,918
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.38       $1.11             --
                2010...     $1.17       $1.38             --
                2009...     $0.73       $1.17             --
                2008...     $1.17       $0.73             --
                2007...     $1.00(s)    $1.17             --

2.00% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.11       $1.17       2,822,263
                2010...     $1.03       $1.11       3,384,835
                2009...     $0.91       $1.03       3,184,996
                2008...     $1.08       $0.91       2,793,183
                2007...     $1.07       $1.08         858,243
                2006...     $1.05       $1.07         267,099
                2005...     $1.04       $1.05         199,526
                2004...     $0.00       $1.04          40,891
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.55       $1.48         721,683
                2010...     $1.25       $1.55         773,755
                2009...     $0.94       $1.25         795,684
                2008...     $1.51       $0.94         694,066
                2007...     $1.43       $1.51         280,804
                2006...     $1.33       $1.43         103,606
                2005...     $1.21       $1.33          77,889
                2004...     $0.00       $1.21          16,634
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.17       $1.16          18,448
                2010...     $1.04       $1.17          14,589
                2009...     $0.84       $1.04          14,857
                2008...     $1.37       $0.84           6,854
                2007...     $1.00(s)    $1.37              --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.33       $1.30         845,743
                2010...     $1.19       $1.33         810,997
                2009...     $1.03       $1.19         680,351
                2008...     $1.01       $1.03         659,854
                2007...     $0.94       $1.01         166,984
                2006...     $0.00       $0.94           9,720
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.00       $0.98       1,239,613
                2010...     $1.02       $1.00         831,907
                2009...     $1.04       $1.02         869,342
                2008...     $1.04       $1.04       1,667,785
                2007...     $1.01       $1.04         182,647
                2006...     $0.99       $1.01          26,666
                2005...     $0.98       $0.99          20,590
                2004...     $0.00       $0.98           6,553
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.03       $1.08         472,241
                2010...     $0.98       $1.03         561,297
                2009...     $0.93       $0.98         546,310
                2008...     $1.09       $0.93         469,720
                2007...     $1.08       $1.09         142,102
                2006...     $1.04       $1.08          39,371
                2005...     $1.03       $1.04          34,036
                2004...     $0.00       $1.03          11,616
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.57       $1.62         312,954
                2010...     $1.24       $1.57         341,437
                2009...     $1.02       $1.24         363,679
                2008...     $1.63       $1.02         259,099
                2007...     $1.97       $1.63         105,952
                2006...     $1.54       $1.97          50,693
                2005...     $1.42       $1.54          39,811
                2004...     $0.00       $1.42          15,104
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45          61,837
                2010...     $0.55       $0.57           9,104
                2009...     $0.42       $0.55           7,758
                2008...     $1.00       $0.42           5,442
                2007...     $1.00(s)    $0.92              --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.11       $1.12         16,023
                2010...     $1.00       $1.11             --
                2009...     $0.86       $1.00             --
                2008...     $1.35       $0.86             --
                2007...     $1.00(s)    $1.35             --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.07       $1.06        137,418
                2010...     $0.94       $1.07        156,847
                2009...     $0.72       $0.94        178,737
                2008...     $1.25       $0.72        210,206
                2007...     $1.06       $1.25        218,781
                2006...     $1.11       $1.06        219,107
                2005...     $1.12       $1.11        163,451
                2004...     $0.00       $1.12         52,734
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.26       $1.24        392,876
                2010...     $1.13       $1.26        281,498
                2009...     $0.97       $1.13        187,074
                2008...     $1.35       $0.97         80,254
                2007...     $1.45       $1.35        100,708
                2006...     $1.25       $1.45         98,098
                2005...     $0.00       $1.25         65,891
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.12       $1.23        993,641
                2010...     $1.09       $1.12        612,509
                2009...     $1.01       $1.09        458,599
                2008...     $1.05       $1.01         20,579
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81         22,191
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.83          9,972
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90          4,613
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86         49,418
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05         22,899
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76          6,964
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78         15,553
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.46       $1.39         74,062
                2010...     $1.27       $1.46         74,185
                2009...     $0.96       $1.27         46,123
                2008...     $1.71       $0.96         26,488
                2007...     $1.49       $1.71         22,612
                2006...     $1.36       $1.49          9,676
                2005...     $1.19       $1.36          9,499
                2004...     $0.00       $1.19          3,440
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.15       $1.13        727,892
                2010...     $1.02       $1.15        888,575
                2009...     $0.80       $1.02        978,150
                2008...     $1.43       $0.80        896,056
                2007...     $1.44       $1.43        354,662
                2006...     $1.22       $1.44        198,010
                2005...     $1.18       $1.22        165,745
                2004...     $0.00       $1.18         71,115

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.15        651,643
                2010...     $1.01       $1.13        497,058
                2009...     $0.72       $1.01        462,667
                2008...     $0.98       $0.72        293,705
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.97       $1.73         38,198
                2010...     $1.57       $1.97         44,779
                2009...     $1.14       $1.57         40,402
                2008...     $1.93       $1.14         25,694
                2007...     $1.71       $1.93          6,132
                2006...     $1.55       $1.71          6,164
                2005...     $1.34       $1.55          6,397
                2004...     $0.00       $1.34          6,791
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.12       $1.08          9,174
                2010...     $1.02       $1.12             --
                2009...     $0.80       $1.02         17,687
                2008...     $1.25       $0.80         17,804
                2007...     $1.20       $1.25         15,446
                2006...     $1.10       $1.20          7,317
                2005...     $0.00       $1.10          7,375
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.90        330,651
                2010...     $0.76       $0.95        368,589
                2009...     $0.60       $0.76        342,832
                2008...     $0.91       $0.60        181,647
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.37       $1.27         26,224
                2010...     $1.09       $1.37         24,402
                2009...     $0.78       $1.09         21,928
                2008...     $1.38       $0.78          9,544
                2007...     $1.26       $1.38          9,039
                2006...     $1.19       $1.26          8,950
                2005...     $1.15       $1.19          8,739
                2004...     $0.00       $1.15          8,728
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.26       $1.22         21,702
                2010...     $1.16       $1.26         37,497
                2009...     $0.93       $1.16         22,473
                2008...     $1.52       $0.93         21,991
                2007...     $1.50       $1.52         20,345
                2006...     $1.29       $1.50         14,235
                2005...     $1.19       $1.29         14,349
                2004...     $0.00       $1.19          3,944
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.40       $1.98         57,783
                2010...     $2.08       $2.40         55,741
                2009...     $1.23       $2.08         73,611
                2008...     $2.66       $1.23         63,665
                2007...     $2.11       $2.66         47,354
                2006...     $1.68       $2.11         45,866
                2005...     $1.34       $1.68         35,979
                2004...     $0.00       $1.34          3,789
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.02       $1.06        388,995
                2010...     $1.00       $1.02         91,271




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.82       $0.76         104,635
                2010...     $0.72       $0.82          20,488
                2009...     $0.58       $0.72           5,114
                2008...     $0.94       $0.58              --
                2007...     $1.00(s)    $0.94              --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.90       1,351,504
                2010...     $0.84       $0.93       1,440,189
                2009...     $0.72       $0.84       1,571,328
                2008...     $0.97       $0.72         194,470
                2007...     $1.00(s)    $0.97              --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.03       $1.04         142,440
                2010...     $0.98       $1.03         146,329
                2009...     $0.93       $0.98         143,123
                2008...     $1.01       $0.93              --
                2007...     $1.00(s)    $1.01              --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.82       1,447,480
                2010...     $0.77       $0.87       1,580,537
                2009...     $0.64       $0.77       1,590,717
                2008...     $1.00       $0.64         281,942
                2007...     $1.00(s)    $0.95          67,566
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.97       $0.96         604,218
                2010...     $0.91       $0.97         548,654
                2009...     $0.82       $0.91         655,601
                2008...     $1.00       $0.82         531,235
                2007...     $1.00(s)    $0.99           8,576
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y)(KK):
                2011...     $1.01       $0.98           3,465
                2010...     $0.96       $1.01           3,495
                2009...     $0.73       $0.96           3,523
                2008...     $1.22       $0.73             313
                2007...     $1.00(s)    $1.22              --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.05       $0.94           5,683
                2010...     $0.93       $1.05           8,480
                2009...     $0.78       $0.93           8,532
                2008...     $1.39       $0.78          11,546
                2007...     $1.27       $1.39          12,571
                2006...     $0.00       $1.27           4,908
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.22       $1.19           2,924
                2010...     $1.14       $1.22           2,950
                2009...     $0.91       $1.14           2,977
                2008...     $1.33       $0.91           3,004
                2007...     $1.00(s)    $1.33              --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.89         447,763
                2010...     $0.73       $0.92         499,675
                2009...     $0.62       $0.73         474,705
                2008...     $0.92       $0.62         257,103
                2007...     $1.00(s)    $0.92              --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.22       $1.12              --
                2010...     $1.04       $1.22          20,613
                2009...     $0.64       $1.04              --
                2008...     $1.29       $0.64              --
                2007...     $1.00(s)    $1.29              --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.23       $1.18         170,249
                2010...     $1.09       $1.23          50,836
                2009...     $0.87       $1.09           8,448
                2008...     $1.37       $0.87           8,547
                2007...     $1.44       $1.37           7,777
                2006...     $1.26       $1.44           7,996
                2005...     $1.24       $1.26           7,706
                2004...     $0.00       $1.24           7,745
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.32       $1.27          14,309
                2010...     $1.20       $1.32           6,505
                2009...     $0.99       $1.20           6,557
                2008...     $1.49       $0.99              --
                2007...     $1.00(s)    $1.49              --
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.89       $0.88          16,653
                2010...     $0.74       $0.89              --
                2009...     $0.54       $0.74              --
                2008...     $0.95       $0.54              --
                2007...     $1.00(s)    $0.95              --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.25       $2.05         205,132
                2010...     $2.12       $2.25         191,052
                2009...     $1.73       $2.12         199,559
                2008...     $2.37       $1.73         154,457
                2007...     $1.68       $2.37          29,701
                2006...     $1.43       $1.68          16,941
                2005...     $0.00       $1.43          10,775
                2004...     $0.00       $0.00              --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.38       $1.40          76,143
                2010...     $1.20       $1.38          22,531
                2009...     $1.09       $1.20          25,240
                2008...     $1.40       $1.09          10,573
                2007...     $1.26       $1.40           5,381
                2006...     $1.15       $1.26           5,339
                2005...     $1.12       $1.15           5,182
                2004...     $0.00       $1.12           4,599
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.46       $1.46          16,962
                2010...     $1.23       $1.46          12,262
                2009...     $1.01       $1.23          22,623
                2008...     $1.59       $1.01          10,552
                2007...     $1.00(s)    $1.59              --
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.59       $1.22         118,938
                2010...     $1.38       $1.59         116,344
                2009...     $0.81       $1.38          91,588
                2008...     $2.15       $0.81          99,998
                2007...     $1.53       $2.15          44,059
                2006...     $1.24       $1.53          53,060
                2005...     $1.00(o)    $1.24          10,075
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.26       $1.26       1,072,829
                2010...     $1.14       $1.26       1,156,344
                2009...     $0.92       $1.14       1,068,932
                2008...     $1.47       $0.92         845,299
                2007...     $1.19       $1.47         327,443
                2006...     $1.16       $1.19         175,299
                2005...     $1.06       $1.16         122,733
                2004...     $0.00       $1.06           9,713




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.66       $1.40        748,450
                2010...     $1.48       $1.66        728,114
                2009...     $1.10       $1.48        686,211
                2008...     $1.95       $1.10        564,746
                2007...     $1.81       $1.95        213,350
                2006...     $1.43       $1.81        122,200
                2005...     $1.31       $1.43        100,169
                2004...     $0.00       $1.31         28,638
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.53       $1.39        169,086
                2010...     $1.36       $1.53         70,189
                2009...     $1.10       $1.36         18,691
                2008...     $1.94       $1.10          3,274
                2007...     $1.00(s)    $1.94             --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.51       $1.38          9,223
                2010...     $1.09       $1.51         28,083
                2009...     $0.79       $1.09         10,255
                2008...     $1.55       $0.79             --
                2007...     $1.00(s)    $1.55             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.63       $1.59         29,560
                2010...     $1.26       $1.63         18,254
                2009...     $0.88       $1.26          4,627
                2008...     $1.41       $0.88          4,664
                2007...     $1.00(s)    $1.41             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.82       $1.68         63,592
                2010...     $1.65       $1.82         83,175
                2009...     $1.17       $1.65         21,751
                2008...     $1.80       $1.17         20,345
                2007...     $1.48       $1.80         10,028
                2006...     $1.40       $1.48         10,695
                2005...     $1.22       $1.40          3,635
                2004...     $0.00       $1.22          3,881
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.50       $1.31         59,977
                2010...     $1.18       $1.50         59,944
                2009...     $0.90       $1.18         60,455
                2008...     $1.50       $0.90         70,581
                2007...     $1.35       $1.50         31,920
                2006...     $1.31       $1.35         16,431
                2005...     $0.00       $1.31         10,288
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.56       $1.34        155,217
                2010...     $1.26       $1.56        170,397
                2009...     $1.00       $1.26        184,128
                2008...     $1.38       $1.00        207,524
                2007...     $1.46       $1.38        143,490
                2006...     $1.28       $1.46         57,065
                2005...     $1.25       $1.28         46,267
                2004...     $0.00       $1.25         14,613
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.33       $1.21         18,359
                2010...     $1.14       $1.33         22,101
                2009...     $0.92       $1.14         26,765
                2008...     $1.42       $0.92             --
                2007...     $1.00(s)    $1.42             --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.46       $1.45         150,845
                2010...     $1.38       $1.46          79,083
                2009...     $1.12       $1.38          70,723
                2008...     $1.36       $1.12           6,243
                2007...     $1.26       $1.36           4,647
                2006...     $1.16       $1.26           4,573
                2005...     $1.10       $1.16           4,262
                2004...     $0.00       $1.10           4,136
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.55       $1.42         115,283
                2010...     $1.49       $1.55         134,649
                2009...     $1.04       $1.49         137,467
                2008...     $1.90       $1.04          96,752
                2007...     $1.42       $1.90           5,207
                2006...     $1.33       $1.42           3,968
                2005...     $1.21       $1.33           3,642
                2004...     $0.00       $1.21           3,687
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.87       $1.90         450,344
                2010...     $2.34       $2.87         471,863
                2009...     $1.33       $2.34         527,642
                2008...     $2.85       $1.33         491,889
                2007...     $2.27       $2.85         151,044
                2006...     $1.58       $2.27          72,569
                2005...     $1.22       $1.58          62,951
                2004...     $0.00       $1.22          14,227
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.98       $0.94         272,076
                2010...     $0.87       $0.98         303,952
                2009...     $0.67       $0.87         282,828
                2008...     $0.95       $0.67         159,475
                2007...     $1.00(s)    $0.95              --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.19       $1.17         743,806
                2010...     $1.08       $1.19         795,160
                2009...     $0.79       $1.08         740,119
                2008...     $1.28       $0.79         636,539
                2007...     $0.00       $1.28         169,036
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.06       $0.97              --
                2010...     $0.83       $1.06              --
                2009...     $0.60       $0.83              --
                2008...     $1.27       $0.60              --
                2007...     $1.00(s)    $1.27              --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.53       $1.34          18,027
                2010...     $1.15       $1.53           5,542
                2009...     $0.72       $1.15           9,600
                2008...     $1.21       $0.72          12,927
                2007...     $1.21       $1.21           5,835
                2006...     $1.09       $1.21           5,429
                2005...     $1.06       $1.09           5,449
                2004...     $0.00       $1.06           3,207
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.38       $1.34       1,543,035
                2010...     $1.26       $1.38       1,649,943
                2009...     $1.05       $1.26       1,560,282
                2008...     $1.59       $1.05       1,164,061
                2007...     $0.00       $1.59         247,804




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.80       $0.64        232,965
                2010...     $0.68       $0.80        223,181
                2009...     $0.41       $0.68        166,570
                2008...     $1.00       $0.41         48,859
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY
                RESPONSIVE SUB-ACCOUNT:
                2011...     $0.89       $0.84             --
                2010...     $0.74       $0.89          8,312
                2009...     $0.57       $0.74             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.08       $1.04         11,348
                2010...     $1.01       $1.08          9,885
                2009...     $0.71       $1.01          7,509
                2008...     $1.34       $0.71          6,458
                2007...     $1.20       $1.34          6,899
                2006...     $1.14       $1.20          6,498
                2005...     $1.11       $1.14          6,351
                2004...     $0.00       $1.11          6,249
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.32        559,515
                2010...     $0.30       $0.33        637,999
                2009...     $0.24       $0.30        685,473
                2008...     $1.15       $0.24        617,967
                2007...     $1.18       $1.15        173,766
                2006...     $1.10       $1.18         48,279
                2005...     $1.10       $1.10         38,217
                2004...     $0.00       $1.10         15,563
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.85         25,937
                2010...     $0.74       $0.89         20,191
                2009...     $0.55       $0.74         20,389
                2008...     $0.91       $0.55         13,011
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.66       $1.50         15,739
                2010...     $1.48       $1.66          1,799
                2009...     $1.08       $1.48          1,813
                2008...     $1.94       $1.08             --
                2007...     $1.00(s)    $1.94             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00        601,222
                2010...     $1.00       $1.01         87,599
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04        840,795
                2010...     $1.00       $1.03        261,738
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.03       $1.03         11,096
                2010...     $0.93       $1.03          3,082
                2009...     $0.74       $0.93          3,109
                2008...     $1.36       $0.74          3,138
                2007...     $1.00(s)    $1.36             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.09       $1.02          8,471
                2010...     $0.97       $1.09             --
                2009...     $0.76       $0.97             --
                2008...     $1.27       $0.76             --
                2007...     $1.00(s)    $1.27             --

2.00% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.30       $1.06        11,278
                2010...     $1.20       $1.30        12,584
                2009...     $0.98       $1.20        12,414
                2008...     $1.79       $0.98        11,567
                2007...     $1.69       $1.79        11,395
                2006...     $1.35       $1.69         6,523
                2005...     $1.23       $1.35         6,904
                2004...     $0.00       $1.23         7,254
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.21       $1.13         6,890
                2010...     $1.03       $1.21            --
                2009...     $0.80       $1.03            --
                2008...     $1.33       $0.80            --
                2007...     $1.00(s)    $1.33            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.38       $1.11        19,046
                2010...     $1.16       $1.38         6,208
                2009...     $0.72       $1.16            --
                2008...     $1.17       $0.72            --
                2007...     $1.00(s)    $1.17            --



2.05% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.10       $1.17         947,714
                2010...     $1.03       $1.10       1,031,007
                2009...     $0.91       $1.03       1,566,984
                2008...     $1.07       $0.91       1,585,976
                2007...     $1.07       $1.07       1,982,212
                2006...     $1.05       $1.07       1,849,405
                2005...     $1.04       $1.05       1,408,549
                2004...     $1.01       $1.04         769,904
                2003...     $1.00(a)    $1.01          45,604
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.54       $1.47         213,969
                2010...     $1.25       $1.54         228,021
                2009...     $0.93       $1.25         302,767
                2008...     $1.50       $0.93         317,515
                2007...     $1.43       $1.50         351,451
                2006...     $1.33       $1.43         379,134
                2005...     $1.21       $1.33         367,971
                2004...     $1.07       $1.21         172,585
                2003...     $1.00(a)    $1.07          10,673
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.16       $1.16          30,406
                2010...     $1.04       $1.16          31,039
                2009...     $0.84       $1.04          61,669
                2008...     $1.37       $0.84          46,234
                2007...     $1.33       $1.37          50,500
                2006...     $1.18       $1.33          47,746
                2005...     $1.15       $1.18          18,141
                2004...     $0.00       $1.15         129,989
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.33       $1.30         337,037
                2010...     $1.19       $1.33         145,480
                2009...     $1.03       $1.19         153,835
                2008...     $1.01       $1.03          97,640
                2007...     $0.94       $1.01          77,198
                2006...     $0.92       $0.94          50,920
                2005...     $1.00(o)    $0.92           3,347




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $1.00       $0.98         380,426
                2010...     $1.02       $1.00         276,468
                2009...     $1.04       $1.02         301,561
                2008...     $1.04       $1.04         218,584
                2007...     $1.01       $1.04         211,517
                2006...     $0.99       $1.01         210,308
                2005...     $0.98       $0.99         238,902
                2004...     $1.00       $0.98         107,512
                2003...     $1.00(a)    $1.00           4,376
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.03       $1.07         106,080
                2010...     $0.98       $1.03         114,485
                2009...     $0.93       $0.98         155,933
                2008...     $1.09       $0.93         171,412
                2007...     $1.08       $1.09         182,501
                2006...     $1.04       $1.08         225,751
                2005...     $1.03       $1.04         175,992
                2004...     $1.01       $1.03         109,194
                2003...     $1.00(a)    $1.01           2,891
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.57       $1.62         175,542
                2010...     $1.24       $1.57         196,752
                2009...     $1.02       $1.24         286,497
                2008...     $1.63       $1.02         272,073
                2007...     $1.97       $1.63         281,682
                2006...     $1.54       $1.97         316,069
                2005...     $1.41       $1.54         448,716
                2004...     $1.07       $1.41         544,533
                2003...     $1.00(a)    $1.07           7,382
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45              --
                2010...     $0.55       $0.57          45,169
                2009...     $0.42       $0.55          45,555
                2008...     $1.00       $0.42          45,943
                2007...     $1.00(s)    $0.92              --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.11       $1.12          15,435
                2010...     $0.99       $1.11          16,524
                2009...     $0.86       $0.99          16,388
                2008...     $1.35       $0.86          15,630
                2007...     $1.38       $1.35          27,183
                2006...     $1.21       $1.38          30,336
                2005...     $1.18       $1.21          24,789
                2004...     $0.00       $1.18         129,886
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.07       $1.05         634,195
                2010...     $0.94       $1.07         706,211
                2009...     $0.71       $0.94         869,672
                2008...     $1.25       $0.71         949,632
                2007...     $1.05       $1.25       1,023,614
                2006...     $1.11       $1.05       1,161,377
                2005...     $1.11       $1.11       1,108,547
                2004...     $1.03       $1.11         738,041
                2003...     $1.00(a)    $1.03          35,118
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.25       $1.24         134,802
                2010...     $1.13       $1.25         152,581
                2009...     $0.96       $1.13         175,009
                2008...     $1.34       $0.96         174,330
                2007...     $1.45       $1.34         231,916
                2006...     $1.25       $1.45         250,116
                2005...     $1.22       $1.25         207,183
                2004...     $0.00       $1.22          87,605

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.12       $1.23         143,614
                2010...     $1.09       $1.12         132,457
                2009...     $1.01       $1.09         172,660
                2008...     $1.05       $1.01          40,547
                2007...     $1.00(s)    $1.05              --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81              --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82              --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90              --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86              --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05              --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99              --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76              --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78              --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.45       $1.39          85,731
                2010...     $1.27       $1.45         198,722
                2009...     $0.96       $1.27         279,688
                2008...     $1.70       $0.96         301,507
                2007...     $1.48       $1.70         304,230
                2006...     $1.36       $1.48         248,023
                2005...     $1.19       $1.36         336,873
                2004...     $1.05       $1.19         204,521
                2003...     $1.00(a)    $1.05           3,658
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.13         814,875
                2010...     $1.02       $1.14         927,888
                2009...     $0.80       $1.02       1,058,370
                2008...     $1.43       $0.80       1,105,658
                2007...     $1.44       $1.43       1,122,083
                2006...     $1.22       $1.44       1,167,526
                2005...     $1.18       $1.22       1,174,106
                2004...     $1.08       $1.18         702,107
                2003...     $1.00(a)    $1.08          47,006
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.14          75,878
                2010...     $1.01       $1.13          74,329
                2009...     $0.72       $1.01          57,366
                2008...     $0.98       $0.72          16,709
                2007...     $1.00(s)    $0.98              --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.97       $1.72         110,294
                2010...     $1.56       $1.97          90,621
                2009...     $1.14       $1.56         124,616
                2008...     $1.93       $1.14         124,559
                2007...     $1.71       $1.93         132,394
                2006...     $1.55       $1.71         218,887
                2005...     $1.34       $1.55         115,720
                2004...     $1.10       $1.34         145,727
                2003...     $1.00(a)    $1.10           2,251




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.11       $1.07            110
                2010...     $1.02       $1.11          7,915
                2009...     $0.80       $1.02          8,726
                2008...     $1.25       $0.80          9,308
                2007...     $1.20       $1.25         15,811
                2006...     $1.10       $1.20         35,919
                2005...     $1.11       $1.10         35,317
                2004...     $1.05       $1.11         30,713
                2003...     $1.00(a)    $1.05         15,959
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.89          3,602
                2010...     $0.75       $0.95          1,780
                2009...     $0.60       $0.75          4,078
                2008...     $0.91       $0.60          3,981
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.36       $1.27          9,818
                2010...     $1.09       $1.36         10,029
                2009...     $0.77       $1.09         10,828
                2008...     $1.37       $0.77          6,627
                2007...     $1.26       $1.37         14,858
                2006...     $1.18       $1.26          7,372
                2005...     $1.15       $1.18          7,644
                2004...     $1.06       $1.15          6,047
                2003...     $1.00(a)    $1.06          7,359
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.25       $1.22          8,089
                2010...     $1.15       $1.25         41,597
                2009...     $0.93       $1.15         49,483
                2008...     $1.51       $0.93         52,938
                2007...     $1.49       $1.51         89,398
                2006...     $1.29       $1.49        103,441
                2005...     $1.19       $1.29        115,717
                2004...     $0.00       $1.19         77,514
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.39       $1.97        161,622
                2010...     $2.08       $2.39        102,523
                2009...     $1.23       $2.08        136,779
                2008...     $2.65       $1.23        152,138
                2007...     $2.10       $2.65        152,467
                2006...     $1.68       $2.10        192,042
                2005...     $1.34       $1.68        106,702
                2004...     $1.10       $1.34         46,516
                2003...     $1.00(a)    $1.10          2,975
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.06         12,788
                2010...     $1.00       $1.01          7,085
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.82       $0.76          1,892
                2010...     $0.72       $0.82          3,635
                2009...     $0.58       $0.72             --
                2008...     $1.00       $0.58          2,863
                2007...     $1.00(s)    $0.94          5,553
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.93       $0.90        120,435
                2010...     $0.84       $0.93        242,920
                2009...     $0.72       $0.84        244,992
                2008...     $0.97       $0.72        234,217
                2007...     $1.00(s)    $0.97             --

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.03       $1.04         23,128
                2010...     $0.98       $1.03         50,470
                2009...     $0.93       $0.98         53,274
                2008...     $1.01       $0.93         27,446
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.87       $0.82             --
                2010...     $0.77       $0.87          6,782
                2009...     $0.64       $0.77          6,840
                2008...     $1.00       $0.64          6,899
                2007...     $1.00(s)    $0.95         18,305
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.97       $0.96        247,852
                2010...     $0.90       $0.97        294,053
                2009...     $0.82       $0.90        108,313
                2008...     $1.00       $0.82         34,164
                2007...     $1.00(s)    $0.99         16,496
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y)(KK):
                2011...     $1.01       $0.97             --
                2010...     $0.96       $1.01             --
                2009...     $0.73       $0.96         20,808
                2008...     $1.21       $0.73         20,986
                2007...     $1.21       $1.21         20,873
                2006...     $1.12       $1.21             --
                2005...     $1.09       $1.12         17,954
                2004...     $0.00       $1.09          9,222
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.04       $0.94         36,068
                2010...     $0.92       $1.04         37,611
                2009...     $0.78       $0.92         62,311
                2008...     $1.39       $0.78         70,564
                2007...     $1.27       $1.39         69,952
                2006...     $1.19       $1.27         66,104
                2005...     $0.00       $1.19         29,842
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.22       $1.19          1,883
                2010...     $1.14       $1.22          1,899
                2009...     $0.91       $1.14          1,915
                2008...     $1.33       $0.91          1,931
                2007...     $1.26       $1.33          1,948
                2006...     $0.00       $1.26          1,965
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.89         23,545
                2010...     $0.73       $0.92         21,281
                2009...     $0.62       $0.73         48,920
                2008...     $0.92       $0.62         28,780
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.22       $1.12             --
                2010...     $1.04       $1.22             --
                2009...     $0.64       $1.04             --
                2008...     $1.29       $0.64             --
                2007...     $1.13       $1.29          1,597
                2006...     $1.12       $1.13             --
                2005...     $0.00       $1.12          3,851




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.23       $1.18         16,074
                2010...     $1.09       $1.23         14,726
                2009...     $0.86       $1.09        131,485
                2008...     $1.37       $0.86        171,765
                2007...     $1.43       $1.37        200,070
                2006...     $1.26       $1.43        210,883
                2005...     $1.24       $1.26        255,431
                2004...     $0.00       $1.24        173,898
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.32       $1.26             --
                2010...     $1.20       $1.32             --
                2009...     $0.99       $1.20             --
                2008...     $1.48       $0.99             --
                2007...     $1.48       $1.48          9,948
                2006...     $1.30       $1.48         23,991
                2005...     $0.00       $1.30         23,818
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.89       $0.88             --
                2010...     $0.74       $0.89             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.25       $2.04        189,287
                2010...     $2.11       $2.25        255,087
                2009...     $1.72       $2.11        413,746
                2008...     $2.37       $1.72        433,421
                2007...     $1.68       $2.37        362,849
                2006...     $1.42       $1.68        293,099
                2005...     $1.17       $1.42        108,428
                2004...     $0.00       $1.17         34,277
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.38       $1.39         34,451
                2010...     $1.20       $1.38         57,228
                2009...     $1.08       $1.20         57,705
                2008...     $1.40       $1.08         56,622
                2007...     $1.26       $1.40         46,035
                2006...     $1.15       $1.26         50,653
                2005...     $1.12       $1.15         46,014
                2004...     $1.05       $1.12         32,851
                2003...     $1.00(c)    $1.05         26,403
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.45       $1.45         10,995
                2010...     $1.23       $1.45         11,155
                2009...     $1.01       $1.23         11,526
                2008...     $1.58       $1.01         11,572
                2007...     $1.42       $1.58         14,971
                2006...     $1.24       $1.42          8,195
                2005...     $0.00       $1.24          6,283
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.58       $1.22        153,225
                2010...     $1.38       $1.58        274,648
                2009...     $0.81       $1.38        352,756
                2008...     $2.15       $0.81        343,129
                2007...     $1.53       $2.15        239,160
                2006...     $1.24       $1.53        222,258
                2005...     $1.00(o)    $1.24         39,536

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.26       $1.26        207,128
                2010...     $1.14       $1.26        213,506
                2009...     $0.91       $1.14        229,229
                2008...     $1.46       $0.91        245,342
                2007...     $1.19       $1.46        259,114
                2006...     $1.15       $1.19        264,555
                2005...     $1.06       $1.15        163,247
                2004...     $0.00       $1.06         16,862
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.65       $1.39        407,375
                2010...     $1.48       $1.65        464,408
                2009...     $1.10       $1.48        557,670
                2008...     $1.95       $1.10        584,012
                2007...     $1.81       $1.95        617,668
                2006...     $1.42       $1.81        670,404
                2005...     $1.31       $1.42        705,807
                2004...     $1.09       $1.31        341,781
                2003...     $1.00(f)    $1.09         18,812
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.53       $1.39         21,602
                2010...     $1.36       $1.53         17,693
                2009...     $1.09       $1.36         17,377
                2008...     $1.93       $1.09         19,956
                2007...     $1.62       $1.93         16,267
                2006...     $1.37       $1.62         18,500
                2005...     $1.20       $1.37         38,727
                2004...     $1.07       $1.20         26,034
                2003...     $1.00(b)    $1.07          8,430
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.50       $1.37          7,390
                2010...     $1.09       $1.50          5,819
                2009...     $0.79       $1.09          4,128
                2008...     $1.55       $0.79          1,734
                2007...     $1.48       $1.55          1,160
                2006...     $0.00       $1.48          1,125
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.62       $1.58          8,780
                2010...     $1.26       $1.62          8,855
                2009...     $0.88       $1.26          5,155
                2008...     $1.40       $0.88             --
                2007...     $1.00(s)    $1.40             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.81       $1.67         19,159
                2010...     $1.64       $1.81         42,779
                2009...     $1.16       $1.64         80,012
                2008...     $1.80       $1.16         85,729
                2007...     $1.48       $1.80         86,554
                2006...     $1.40       $1.48          6,406
                2005...     $1.22       $1.40          8,413
                2004...     $0.00       $1.22          3,413
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.49       $1.30         53,031
                2010...     $1.18       $1.49         76,248
                2009...     $0.89       $1.18         76,227
                2008...     $1.50       $0.89         88,172
                2007...     $1.35       $1.50         81,859
                2006...     $1.31       $1.35         67,035
                2005...     $1.19       $1.31        156,316
                2004...     $0.00       $1.19         30,341




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.56       $1.33        150,729
                2010...     $1.26       $1.56        156,041
                2009...     $0.99       $1.26        206,060
                2008...     $1.37       $0.99        223,922
                2007...     $1.46       $1.37        246,504
                2006...     $1.28       $1.46        282,872
                2005...     $1.25       $1.28        299,668
                2004...     $1.11       $1.25        146,156
                2003...     $1.00(i)    $1.11          2,151
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.32       $1.20         54,909
                2010...     $1.14       $1.32         67,793
                2009...     $0.92       $1.14         75,913
                2008...     $1.41       $0.92         78,254
                2007...     $1.42       $1.41         87,417
                2006...     $1.24       $1.42         61,021
                2005...     $1.21       $1.24        107,034
                2004...     $0.00       $1.21         31,341
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.45       $1.44         55,243
                2010...     $1.37       $1.45         87,051
                2009...     $1.12       $1.37        204,809
                2008...     $1.36       $1.12        158,283
                2007...     $1.26       $1.36        148,207
                2006...     $1.16       $1.26        135,082
                2005...     $1.10       $1.16         51,176
                2004...     $0.00       $1.10         28,229
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.55       $1.41         29,009
                2010...     $1.48       $1.55         73,005
                2009...     $1.04       $1.48         82,274
                2008...     $1.90       $1.04         84,332
                2007...     $1.42       $1.90         60,830
                2006...     $1.33       $1.42         36,506
                2005...     $1.20       $1.33         76,330
                2004...     $0.00       $1.20        168,018
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.86       $1.90        150,377
                2010...     $2.34       $2.86        193,124
                2009...     $1.33       $2.34        264,307
                2008...     $2.84       $1.33        283,491
                2007...     $2.27       $2.84        266,030
                2006...     $1.58       $2.27        325,901
                2005...     $1.22       $1.58        212,343
                2004...     $0.00       $1.22         87,965
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.98       $0.93         10,087
                2010...     $0.87       $0.98          7,526
                2009...     $0.67       $0.87          9,753
                2008...     $0.95       $0.67          9,672
                2007...     $1.00(s)    $0.95             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.18       $1.16         10,820
                2010...     $1.08       $1.18          7,359
                2009...     $0.79       $1.08         12,722
                2008...     $1.28       $0.79         14,383
                2007...     $0.00       $1.28          5,809
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.05       $0.97          7,236
                2010...     $0.83       $1.05          7,300
                2009...     $0.60       $0.83          7,365
                2008...     $1.27       $0.60          7,431
                2007...     $1.18       $1.27          7,402
                2006...     $0.00       $1.18          7,468

2.05% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.52       $1.34        106,635
                2010...     $1.14       $1.52        117,042
                2009...     $0.72       $1.14        136,419
                2008...     $1.21       $0.72        154,565
                2007...     $1.21       $1.21        161,007
                2006...     $1.09       $1.21        183,009
                2005...     $1.06       $1.09        183,862
                2004...     $1.02       $1.06        159,697
                2003...     $1.00(a)    $1.02         15,693
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.37       $1.34         91,239
                2010...     $1.26       $1.37         88,414
                2009...     $1.05       $1.26         90,453
                2008...     $1.59       $1.05         37,328
                2007...     $1.51       $1.59          9,652
                2006...     $0.00       $1.51          1,683
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.80       $0.64          2,961
                2010...     $0.68       $0.80          5,412
                2009...     $0.41       $0.68          3,548
                2008...     $1.00       $0.41          2,784
                2007...     $1.00(s)    $0.97          5,400
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.84          1,954
                2010...     $0.73       $0.88          7,486
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.08       $1.04             --
                2010...     $1.01       $1.08             --
                2009...     $0.71       $1.01             --
                2008...     $1.34       $0.71             --
                2007...     $0.00       $1.34             --
                2006...     $1.14       $1.20             --
                2005...     $1.11       $1.14         14,059
                2004...     $0.00       $1.11         13,206
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.32        406,348
                2010...     $0.30       $0.33        450,599
                2009...     $0.24       $0.30        550,830
                2008...     $1.15       $0.24        322,692
                2007...     $1.18       $1.15        272,480
                2006...     $1.10       $1.18        330,568
                2005...     $1.10       $1.10        333,082
                2004...     $1.03       $1.10        185,643
                2003...     $1.00(a)    $1.03          5,481
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.85             --
                2010...     $0.74       $0.89             --
                2009...     $0.55       $0.74             --
                2008...     $0.91       $0.55             --
                2007...     $1.00(s)    $0.91             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.65       $1.50          6,821
                2010...     $1.47       $1.65         29,927
                2009...     $1.08       $1.47        112,886
                2008...     $1.94       $1.08        143,583
                2007...     $1.75       $1.94        143,379
                2006...     $1.38       $1.75        142,131
                2005...     $1.23       $1.38        122,898
                2004...     $0.00       $1.23          2,374




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00          9,570
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04        107,239
                2010...     $1.00       $1.03         90,420
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.02       $1.02          7,478
                2010...     $0.93       $1.02          7,544
                2009...     $0.73       $0.93          7,612
                2008...     $1.36       $0.73          7,680
                2007...     $1.45       $1.36          7,341
                2006...     $1.28       $1.45         18,778
                2005...     $0.00       $1.28         11,496
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.08       $1.01          3,049
                2010...     $0.97       $1.08          3,259
                2009...     $0.76       $0.97          3,372
                2008...     $1.27       $0.76          5,845
                2007...     $1.37       $1.27          6,387
                2006...     $1.21       $1.37          6,695
                2005...     $1.17       $1.21          6,286
                2004...     $0.00       $1.17          6,490
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.29       $1.05        100,212
                2010...     $1.20       $1.29         99,485
                2009...     $0.98       $1.20        101,465
                2008...     $1.79       $0.98        105,010
                2007...     $1.68       $1.79         98,966
                2006...     $1.35       $1.68        126,571
                2005...     $1.22       $1.35        122,401
                2004...     $1.08       $1.22        126,829
                2003...     $1.00(a)    $1.08         16,110
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.21       $1.12         20,398
                2010...     $1.03       $1.21         21,338
                2009...     $0.80       $1.03         21,193
                2008...     $1.33       $0.80         19,593
                2007...     $1.28       $1.33         21,656
                2006...     $1.20       $1.28         20,548
                2005...     $1.12       $1.20         16,931
                2004...     $0.00       $1.12         14,737
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.37       $1.10         17,532
                2010...     $1.16       $1.37         17,682
                2009...     $0.72       $1.16             --
                2008...     $1.17       $0.72             --
                2007...     $1.00(s)    $1.17             --



2.10% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.10       $1.16        127,958
                2010...     $1.03       $1.10        134,923
                2009...     $0.91       $1.03         98,833
                2008...     $1.07       $0.91        105,106
                2007...     $1.07       $1.07        113,642
                2006...     $1.04       $1.07         57,300
                2005...     $0.00       $1.04         44,143

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.53       $1.47        41,304
                2010...     $1.24       $1.53        42,680
                2009...     $0.93       $1.24        33,788
                2008...     $1.50       $0.93        33,042
                2007...     $1.43       $1.50        33,971
                2006...     $1.33       $1.43        17,871
                2005...     $0.00       $1.33        13,817
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.16       $1.15            --
                2010...     $1.03       $1.16            --
                2009...     $0.84       $1.03            --
                2008...     $1.36       $0.84            --
                2007...     $1.00(s)    $1.36            --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.32       $1.29         9,677
                2010...     $1.18       $1.32         9,863
                2009...     $1.03       $1.18         2,857
                2008...     $1.01       $1.03         2,544
                2007...     $0.94       $1.01         3,977
                2006...     $0.92       $0.94         4,151
                2005...     $1.00(o)    $0.92         3,810
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.99       $0.97        21,862
                2010...     $1.01       $0.99        21,977
                2009...     $1.03       $1.01        16,618
                2008...     $1.03       $1.03        17,214
                2007...     $1.01       $1.03        19,078
                2006...     $0.99       $1.01         9,715
                2005...     $0.00       $0.99         6,711
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.02       $1.07         7,743
                2010...     $0.98       $1.02         8,224
                2009...     $0.92       $0.98         1,669
                2008...     $1.08       $0.92         1,381
                2007...     $1.07       $1.08         1,789
                2006...     $1.04       $1.07         1,753
                2005...     $0.00       $1.04         1,643
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.56       $1.61        17,594
                2010...     $1.24       $1.56        18,095
                2009...     $1.01       $1.24        15,013
                2008...     $1.62       $1.01        12,695
                2007...     $1.97       $1.62        13,331
                2006...     $1.54       $1.97         6,703
                2005...     $0.00       $1.54         6,022
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.57       $0.45            --
                2010...     $0.55       $0.57            --
                2009...     $0.42       $0.55            --
                2008...     $1.00       $0.42            --
                2007...     $1.00(s)    $0.92            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.11       $1.11            --
                2010...     $0.99       $1.11            --
                2009...     $0.86       $0.99            --
                2008...     $1.35       $0.86            --
                2007...     $1.00(s)    $1.35            --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.06       $1.05        68,284
                2010...     $0.94       $1.06        72,531
                2009...     $0.71       $0.94        67,151
                2008...     $1.24       $0.71        66,653
                2007...     $1.05       $1.24        63,723
                2006...     $1.11       $1.05        33,994
                2005...     $0.00       $1.11        23,550




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.25       $1.23        58,924
                2010...     $1.13       $1.25        59,683
                2009...     $0.96       $1.13        43,316
                2008...     $1.34       $0.96        42,304
                2007...     $1.45       $1.34        42,946
                2006...     $1.25       $1.45        22,385
                2005...     $0.00       $1.25        18,270
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.12       $1.22        16,995
                2010...     $1.09       $1.12        18,580
                2009...     $1.01       $1.09            --
                2008...     $1.05       $1.01            --
                2007...     $1.00(s)    $1.05            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05            --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78            --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.45       $1.38         2,157
                2010...     $1.27       $1.45         2,155
                2009...     $0.95       $1.27         2,199
                2008...     $1.70       $0.95         2,392
                2007...     $1.48       $1.70         1,949
                2006...     $1.36       $1.48         2,183
                2005...     $0.00       $1.36         2,161
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.12        57,067
                2010...     $1.01       $1.14        58,851
                2009...     $0.80       $1.01        51,942
                2008...     $1.42       $0.80        50,336
                2007...     $1.43       $1.42        47,242
                2006...     $1.22       $1.43        24,493
                2005...     $0.00       $1.22        19,741
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.14        10,180
                2010...     $1.01       $1.12        10,476
                2009...     $0.72       $1.01            --
                2008...     $0.98       $0.72            --
                2007...     $1.00(s)    $0.98            --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.96       $1.71           834
                2010...     $1.56       $1.96           763
                2009...     $1.14       $1.56           857
                2008...     $1.92       $1.14           964
                2007...     $1.70       $1.92           825
                2006...     $1.55       $1.70           907
                2005...     $0.00       $1.55           909
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.11       $1.07            --
                2010...     $1.01       $1.11            --
                2009...     $0.80       $1.01            --
                2008...     $1.24       $0.80            --
                2007...     $1.00(s)    $1.24            --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.89         5,372
                2010...     $0.75       $0.95         5,470
                2009...     $0.60       $0.75            --
                2008...     $0.91       $0.60            --
                2007...     $1.00(s)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.36       $1.26            --
                2010...     $1.09       $1.36            --
                2009...     $0.77       $1.09            --
                2008...     $1.37       $0.77            --
                2007...     $1.26       $1.37            --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.25       $1.21            --
                2010...     $1.15       $1.25            --
                2009...     $0.93       $1.15            --
                2008...     $1.51       $0.93            --
                2007...     $1.00(s)    $1.51            --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.39       $1.97        15,824
                2010...     $2.07       $2.39        14,293
                2009...     $1.23       $2.07        13,571
                2008...     $2.65       $1.23        14,845
                2007...     $2.10       $2.65        13,112
                2006...     $1.67       $2.10         8,182
                2005...     $0.00       $1.67         6,818
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.06            --
                2010...     $1.00       $1.01            --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.82       $0.76            --
                2010...     $0.72       $0.82            --
                2009...     $0.58       $0.72            --
                2008...     $1.00       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.92       $0.90            --
                2010...     $0.84       $0.92            --
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.03       $1.04            --
                2010...     $0.98       $1.03            --
                2009...     $0.93       $0.98            --
                2008...     $1.01       $0.93            --
                2007...     $1.00(s)    $1.01            --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.82            --
                2010...     $0.77       $0.86            --
                2009...     $0.64       $0.77            --
                2008...     $1.00       $0.64            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.97       $0.96            --
                2010...     $0.90       $0.97            --
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00(s)    $0.99            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y)(KK):
                2011...     $1.01       $0.97            --
                2010...     $0.95       $1.01            --
                2009...     $0.73       $0.95            --
                2008...     $1.21       $0.73            --
                2007...     $1.00(s)    $1.21            --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.04       $0.93            --
                2010...     $0.92       $1.04            --
                2009...     $0.78       $0.92            --
                2008...     $1.39       $0.78            --
                2007...     $1.00       $1.39            --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.21       $1.18            --
                2010...     $1.13       $1.21            --
                2009...     $0.90       $1.13            --
                2008...     $1.33       $0.90            --
                2007...     $1.00(s)    $1.33            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.89         5,304
                2010...     $0.73       $0.92         5,641
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.21       $1.11            --
                2010...     $1.04       $1.21            --
                2009...     $0.64       $1.04            --
                2008...     $1.28       $0.64            --
                2007...     $1.00(s)    $1.28            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.23       $1.18         3,169
                2010...     $1.08       $1.23         3,180
                2009...     $0.86       $1.08         3,219
                2008...     $1.37       $0.86         3,318
                2007...     $1.43       $1.37         3,022
                2006...     $1.26       $1.43         2,820
                2005...     $0.00       $1.26         2,904
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.31       $1.26            --
                2010...     $1.19       $1.31            --
                2009...     $0.98       $1.19            --
                2008...     $1.48       $0.98            --
                2007...     $1.00(s)    $1.48            --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(s)    $0.95            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.24       $2.03            --
                2010...     $2.10       $2.24            --
                2009...     $1.72       $2.10            --
                2008...     $2.36       $1.72            --
                2007...     $1.00(s)    $2.36            --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.37       $1.39            --
                2010...     $1.20       $1.37            --
                2009...     $1.08       $1.20            --
                2008...     $1.40       $1.08            --
                2007...     $1.00(s)    $1.40            --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.45       $1.44            --
                2010...     $1.22       $1.45            --
                2009...     $1.01       $1.22            --
                2008...     $1.58       $1.01            --
                2007...     $1.00(s)    $1.58            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.58       $1.21            --
                2010...     $1.38       $1.58            --
                2009...     $0.81       $1.38            --
                2008...     $2.15       $0.81            --
                2007...     $1.00(s)    $2.15            --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.25       $1.25        77,140
                2010...     $1.13       $1.25        81,900
                2009...     $0.91       $1.13        61,833
                2008...     $1.46       $0.91        60,416
                2007...     $1.19       $1.46        61,052
                2006...     $1.15       $1.19        34,247
                2005...     $0.00       $1.15        24,961
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.65       $1.39        56,019
                2010...     $1.47       $1.65        51,786
                2009...     $1.10       $1.47        38,987
                2008...     $1.94       $1.10        40,207
                2007...     $1.81       $1.94        38,385
                2006...     $1.42       $1.81        21,154
                2005...     $0.00       $1.42        17,471
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.52       $1.38            --
                2010...     $1.36       $1.52            --
                2009...     $1.09       $1.36            --
                2008...     $1.93       $1.09            --
                2007...     $1.00(s)    $1.93            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.50       $1.36            --
                2010...     $1.09       $1.50            --
                2009...     $0.79       $1.09            --
                2008...     $1.54       $0.79            --
                2007...     $1.00(s)    $1.54            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.62       $1.58            --
                2010...     $1.26       $1.62            --
                2009...     $0.88       $1.26            --
                2008...     $1.40       $0.88            --
                2007...     $1.00(s)    $1.40            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.81       $1.67            --
                2010...     $1.64       $1.81            --
                2009...     $1.16       $1.64            --
                2008...     $1.79       $1.16            --
                2007...     $1.00(s)    $1.79            --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.48       $1.30         4,475
                2010...     $1.18       $1.48         4,548
                2009...     $0.89       $1.18         3,571
                2008...     $1.50       $0.89         3,640
                2007...     $1.35       $1.50         3,412
                2006...     $1.31       $1.35         1,832
                2005...     $0.00       $1.31         1,663




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.55       $1.33        21,638
                2010...     $1.25       $1.55        20,952
                2009...     $0.99       $1.25        20,005
                2008...     $1.37       $0.99        20,376
                2007...     $1.46       $1.37        21,171
                2006...     $1.28       $1.46        11,030
                2005...     $0.00       $1.28         8,785
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.32       $1.20            --
                2010...     $1.13       $1.32            --
                2009...     $0.91       $1.13            --
                2008...     $1.41       $0.91            --
                2007...     $1.00(s)    $1.41            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.45       $1.44            --
                2010...     $1.37       $1.45            --
                2009...     $1.11       $1.37            --
                2008...     $1.35       $1.11            --
                2007...     $1.00(s)    $1.35            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.54       $1.41         1,156
                2010...     $1.48       $1.54         1,100
                2009...     $1.03       $1.48         1,029
                2008...     $1.90       $1.03         1,194
                2007...     $1.42       $1.90           947
                2006...     $1.33       $1.42         1,238
                2005...     $0.00       $1.33         1,201
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.85       $1.89        21,414
                2010...     $2.33       $2.85        16,920
                2009...     $1.33       $2.33        12,926
                2008...     $2.84       $1.33        15,002
                2007...     $2.26       $2.84        13,243
                2006...     $1.58       $2.26         8,991
                2005...     $0.00       $1.58         8,925
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.98       $0.93         5,021
                2010...     $0.87       $0.98         5,084
                2009...     $0.67       $0.87            --
                2008...     $0.95       $0.67            --
                2007...     $1.00(s)    $0.95            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.18       $1.16         8,557
                2010...     $1.07       $1.18         9,089
                2009...     $0.79       $1.07            --
                2008...     $1.28       $0.79            --
                2007...     $1.00(s)    $1.28            --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.05       $0.96            --
                2010...     $0.83       $1.05            --
                2009...     $0.60       $0.83            --
                2008...     $1.26       $0.60            --
                2007...     $1.00(s)    $1.26            --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.52       $1.33            --
                2010...     $1.14       $1.52            --
                2009...     $0.71       $1.14            --
                2008...     $1.21       $0.71            --
                2007...     $1.00(s)    $1.21            --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.37       $1.33        21,968
                2010...     $1.25       $1.37        22,395
                2009...     $1.05       $1.25            --
                2008...     $1.59       $1.05            --
                2007...     $1.00(s)    $1.59            --

2.10% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.64         7,047
                2010...     $0.68       $0.79         6,112
                2009...     $0.41       $0.68            --
                2008...     $1.00       $0.41            --
                2007...     $1.00(s)    $0.97            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(s)    $0.96            --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.07       $1.04            --
                2010...     $1.00       $1.07            --
                2009...     $0.71       $1.00            --
                2008...     $1.34       $0.71            --
                2007...     $1.00(s)    $1.34            --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.32        61,327
                2010...     $0.30       $0.33        62,388
                2009...     $0.24       $0.30        63,257
                2008...     $1.15       $0.24        33,838
                2007...     $1.18       $1.15        29,334
                2006...     $1.10       $1.18        15,182
                2005...     $0.00       $1.10        10,690
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.85            --
                2010...     $0.74       $0.89            --
                2009...     $0.55       $0.74            --
                2008...     $0.91       $0.55            --
                2007...     $1.00(s)    $0.91            --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.65       $1.49           912
                2010...     $1.47       $1.65           865
                2009...     $1.08       $1.47           866
                2008...     $1.93       $1.08           953
                2007...     $1.75       $1.93           776
                2006...     $1.38       $1.75           839
                2005...     $0.00       $1.38           966
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.02       $1.02            --
                2010...     $0.93       $1.02            --
                2009...     $0.73       $0.93            --
                2008...     $1.35       $0.73            --
                2007...     $1.00(s)    $1.35            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.08       $1.01            --
                2010...     $0.96       $1.08            --
                2009...     $0.76       $0.96            --
                2008...     $1.26       $0.76            --
                2007...     $1.00(s)    $1.26            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.29       $1.05            --
                2010...     $1.19       $1.29            --
                2009...     $0.98       $1.19            --
                2008...     $1.78       $0.98            --
                2007...     $1.00(s)    $1.78            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.20       $1.12          --
                2010...     $1.03       $1.20          --
                2009...     $0.79       $1.03          --
                2008...     $1.35       $0.79          --
                2007...     $1.00(s)    $1.35          --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.37       $1.10          --
                2010...     $1.15       $1.37          --
                2009...     $0.72       $1.15          --
                2008...     $1.17       $0.72          --
                2007...     $1.00(s)    $1.17          --



2.15% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.10       $1.16        281,464
                2010...     $1.02       $1.10        304,486
                2009...     $0.91       $1.02        312,509
                2008...     $1.07       $0.91        277,862
                2007...     $1.07       $1.07        325,500
                2006...     $1.04       $1.07        226,520
                2005...     $1.04       $1.04        184,444
                2004...     $0.00       $1.04        180,120
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.53       $1.46         78,761
                2010...     $1.24       $1.53         83,660
                2009...     $0.93       $1.24         92,566
                2008...     $1.50       $0.93        101,419
                2007...     $1.42       $1.50        106,847
                2006...     $1.32       $1.42         60,624
                2005...     $1.21       $1.32         48,391
                2004...     $0.00       $1.21         47,956
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.15       $1.15             --
                2010...     $1.03       $1.15             --
                2009...     $0.84       $1.03             --
                2008...     $1.36       $0.84             --
                2007...     $1.00(s)    $1.36             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.32       $1.29         75,309
                2010...     $1.18       $1.32         77,512
                2009...     $1.03       $1.18         57,266
                2008...     $1.01       $1.03         35,512
                2007...     $0.94       $1.01         56,613
                2006...     $0.00       $0.94         13,759
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.99       $0.97         53,109
                2010...     $1.01       $0.99         54,985
                2009...     $1.03       $1.01         64,256
                2008...     $1.03       $1.03         63,536
                2007...     $1.01       $1.03         64,202
                2006...     $0.99       $1.01         54,856
                2005...     $0.98       $0.99         56,151
                2004...     $0.00       $0.98         61,610

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.02       $1.06         64,695
                2010...     $0.98       $1.02         64,975
                2009...     $0.92       $0.98         93,634
                2008...     $1.08       $0.92         83,791
                2007...     $1.07       $1.08         58,702
                2006...     $1.04       $1.07         63,089
                2005...     $1.03       $1.04         63,689
                2004...     $0.00       $1.03         28,654
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.55       $1.60         39,542
                2010...     $1.23       $1.55         41,898
                2009...     $1.01       $1.23         55,980
                2008...     $1.62       $1.01         44,083
                2007...     $1.96       $1.62         37,735
                2006...     $1.54       $1.96         32,344
                2005...     $1.41       $1.54         29,399
                2004...     $0.00       $1.41         30,224
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55             --
                2008...     $1.00       $0.42             --
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.10       $1.11             --
                2010...     $0.99       $1.10             --
                2009...     $0.86       $0.99             --
                2008...     $1.34       $0.86             --
                2007...     $1.00(s)    $1.34             --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.06       $1.05        131,924
                2010...     $0.93       $1.06        146,488
                2009...     $0.71       $0.93        166,289
                2008...     $1.24       $0.71        180,239
                2007...     $1.05       $1.24        180,914
                2006...     $1.11       $1.05        191,082
                2005...     $1.11       $1.11        164,701
                2004...     $0.00       $1.11        164,231
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.24       $1.23         67,341
                2010...     $1.12       $1.24         68,417
                2009...     $0.96       $1.12         64,963
                2008...     $1.34       $0.96         87,190
                2007...     $1.44       $1.34         83,593
                2006...     $1.25       $1.44         50,678
                2005...     $0.00       $1.25         18,895
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.12       $1.22         24,837
                2010...     $1.09       $1.12         28,460
                2009...     $1.01       $1.09         32,226
                2008...     $1.00       $1.01             --
                2007...     $1.00(s)    $1.05         12,897
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.44       $1.37          8,128
                2010...     $1.26       $1.44          8,207
                2009...     $0.95       $1.26          8,287
                2008...     $1.70       $0.95             --
                2007...     $1.48       $1.70          4,821
                2006...     $1.36       $1.48         59,196
                2005...     $0.00       $1.36         59,899
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.14       $1.12        212,704
                2010...     $1.01       $1.14        230,608
                2009...     $0.79       $1.01        240,381
                2008...     $1.42       $0.79        246,440
                2007...     $1.43       $1.42        232,570
                2006...     $1.22       $1.43        205,551
                2005...     $1.18       $1.22        193,648
                2004...     $0.00       $1.18        198,209
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.14         73,483
                2010...     $1.01       $1.12         77,738
                2009...     $0.72       $1.01         77,420
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.95       $1.70         34,129
                2010...     $1.55       $1.95         34,455
                2009...     $1.13       $1.55         39,921
                2008...     $1.92       $1.13         32,964
                2007...     $1.70       $1.92         34,838
                2006...     $1.55       $1.70         15,334
                2005...     $1.34       $1.55         15,619
                2004...     $0.00       $1.34         14,081
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.10       $1.06          5,505
                2010...     $1.01       $1.10          5,557
                2009...     $0.80       $1.01          2,350
                2008...     $1.24       $0.80             --
                2007...     $1.00(s)    $1.24             --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.95       $0.89         16,031
                2010...     $0.75       $0.95         15,913
                2009...     $0.60       $0.75         22,734
                2008...     $0.91       $0.60         14,014
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.35       $1.26             --
                2010...     $1.08       $1.35             --
                2009...     $0.77       $1.08             --
                2008...     $1.37       $0.77             --
                2007...     $1.26       $1.37             --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.25       $1.21          3,063
                2010...     $1.14       $1.25          3,094
                2009...     $0.93       $1.14         18,486
                2008...     $1.51       $0.93         30,335
                2007...     $1.49       $1.51         29,168
                2006...     $1.28       $1.49         28,096
                2005...     $0.00       $1.28         28,363

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.38       $1.96         19,459
                2010...     $2.07       $2.38         18,529
                2009...     $1.22       $2.07         25,438
                2008...     $2.64       $1.22         17,817
                2007...     $2.10       $2.64         20,332
                2006...     $1.67       $2.10         20,753
                2005...     $0.00       $1.67         13,755
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.06          8,567
                2010...     $1.00       $1.01          8,147
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.82       $0.76             --
                2010...     $0.72       $0.82             --
                2009...     $0.58       $0.72             --
                2008...     $1.00       $0.58             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.92       $0.89             --
                2010...     $0.84       $0.92             --
                2009...     $0.72       $0.84             --
                2008...     $0.97       $0.72             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.02       $1.03        109,755
                2010...     $0.98       $1.02        120,239
                2009...     $0.93       $0.98        121,386
                2008...     $1.01       $0.93             --
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.81         47,988
                2010...     $0.77       $0.86         48,480
                2009...     $0.63       $0.77          8,222
                2008...     $1.00       $0.63             --
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.97       $0.96        269,028
                2010...     $0.90       $0.97        283,836
                2009...     $0.82       $0.90        285,542
                2008...     $1.00       $0.82             --
                2007...     $1.00(s)    $0.99             --
               INVESCO VAN KAMPEN V.I. EQUITY AND
                INCOME SUB-ACCOUNT(Y)(KK):
                2011...     $1.00       $0.96             --
                2010...     $0.95       $1.00             --
                2009...     $0.73       $0.95             --
                2008...     $1.21       $0.73             --
                2007...     $1.00       $1.21             --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.04       $0.93         31,191
                2010...     $0.92       $1.04         32,074
                2009...     $0.78       $0.92         29,229
                2008...     $1.38       $0.78         20,867
                2007...     $1.27       $1.38         21,824
                2006...     $0.00       $1.27         13,242
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.21       $1.18          7,219
                2010...     $1.13       $1.21          7,288
                2009...     $0.90       $1.13          3,144
                2008...     $1.32       $0.90             --
                2007...     $1.00(s)    $1.32             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.89         5,881
                2010...     $0.73       $0.92         5,861
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.21       $1.11            --
                2010...     $1.03       $1.21            --
                2009...     $0.64       $1.03            --
                2008...     $1.28       $0.64            --
                2007...     $1.00(s)    $1.28            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.22       $1.17        12,419
                2010...     $1.08       $1.22        12,150
                2009...     $0.86       $1.08         3,218
                2008...     $1.37       $0.86            --
                2007...     $1.43       $1.37         3,143
                2006...     $1.26       $1.43         3,159
                2005...     $0.00       $1.26         2,938
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.31       $1.25            --
                2010...     $1.19       $1.31            --
                2009...     $0.98       $1.19            --
                2008...     $1.48       $0.98            --
                2007...     $1.00(s)    $1.48            --
               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.88       $0.87         2,998
                2010...     $0.74       $0.88         3,026
                2009...     $0.54       $0.74         1,646
                2008...     $0.95       $0.54            --
                2007...     $1.00(s)    $0.95            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.23       $2.02        40,071
                2010...     $2.10       $2.23        37,599
                2009...     $1.71       $2.10        56,312
                2008...     $2.36       $1.71         9,398
                2007...     $0.00       $2.36        10,944
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.37       $1.38            --
                2010...     $1.19       $1.37            --
                2009...     $1.08       $1.19            --
                2008...     $1.39       $1.08            --
                2007...     $1.00(s)    $1.39            --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.44       $1.44         6,313
                2010...     $1.22       $1.44         6,373
                2009...     $1.01       $1.22         6,434
                2008...     $1.58       $1.01            --
                2007...     $1.00(s)    $1.58            --
               IVY FUNDS VIP GLOBAL NATURAL
                RESOURCES SUB-ACCOUNT(W):
                2011...     $1.57       $1.21        21,553
                2010...     $1.37       $1.57        18,098
                2009...     $0.81       $1.37        28,740
                2008...     $2.14       $0.81            --
                2007...     $1.00(s)    $2.14            --

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.25       $1.25         81,726
                2010...     $1.13       $1.25         86,114
                2009...     $0.91       $1.13         81,864
                2008...     $1.46       $0.91         79,133
                2007...     $1.18       $1.46         88,725
                2006...     $1.15       $1.18         47,894
                2005...     $0.00       $1.15          7,206
               IVY FUNDS VIP INTERNATIONAL CORE
                EQUITY SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.64       $1.38        102,531
                2010...     $1.47       $1.64        102,629
                2009...     $1.10       $1.47        103,487
                2008...     $1.94       $1.10        109,049
                2007...     $1.80       $1.94        106,151
                2006...     $1.42       $1.80         90,901
                2005...     $1.31       $1.42         81,727
                2004...     $0.00       $1.31         78,775
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.52       $1.38          6,955
                2010...     $1.35       $1.52          6,144
                2009...     $1.92       $1.35             --
                2008...     $1.62       $1.92
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.49       $1.36             --
                2010...     $1.08       $1.49             --
                2009...     $0.78       $1.08             --
                2008...     $1.54       $0.78             --
                2007...     $1.00(s)    $1.54             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.62       $1.57             --
                2010...     $1.25       $1.62             --
                2009...     $0.87       $1.25             --
                2008...     $1.40       $0.87             --
                2007...     $1.00(s)    $1.40             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.80       $1.66         12,582
                2010...     $1.63       $1.80         11,790
                2009...     $1.16       $1.63         12,534
                2008...     $1.79       $1.16             --
                2007...     $1.00(s)    $1.79             --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.48       $1.29         37,983
                2010...     $1.17       $1.48         35,545
                2009...     $0.89       $1.17         34,121
                2008...     $1.49       $0.89         10,636
                2007...     $1.35       $1.49         10,195
                2006...     $1.31       $1.35         14,758
                2005...     $1.18       $1.31          9,678
                2004...     $0.00       $1.18          8,486
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.55       $1.32         33,235
                2010...     $1.25       $1.55         33,764
                2009...     $0.99       $1.25         42,857
                2008...     $1.37       $0.99         34,405
                2007...     $1.46       $1.37         34,272
                2006...     $1.27       $1.46         21,013
                2005...     $1.25       $1.27         15,425
                2004...     $0.00       $1.25         13,437




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.31       $1.19            --
                2010...     $1.13       $1.31            --
                2009...     $0.91       $1.13            --
                2008...     $0.92       $0.91            --
                2007...     $1.41       $0.92            --
                2006...     $1.23       $1.41        28,876
                2005...     $1.21       $1.23        29,151
                2004...     $0.00       $1.21        29,428
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.44       $1.43            --
                2010...     $1.36       $1.44            --
                2009...     $1.11       $1.36            --
                2008...     $1.35       $1.11            --
                2007...     $1.00(s)    $1.35            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.54       $1.40            --
                2010...     $1.47       $1.54            --
                2009...     $1.03       $1.47         9,766
                2008...     $1.89       $1.03            --
                2007...     $1.00(s)    $1.89            --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.84       $1.88        40,488
                2010...     $2.32       $2.84        37,200
                2009...     $1.32       $2.32        42,683
                2008...     $2.83       $1.32        42,385
                2007...     $2.26       $2.83        42,152
                2006...     $1.58       $2.26        26,772
                2005...     $1.22       $1.58        13,027
                2004...     $0.00       $1.22         9,585
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.98       $0.93         5,591
                2010...     $0.87       $0.98         5,269
                2009...     $0.67       $0.87        18,861
                2008...     $0.95       $0.67            --
                2007...     $1.00(s)    $0.95            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.17       $1.15        29,293
                2010...     $1.07       $1.17        30,707
                2009...     $0.79       $1.07        22,257
                2008...     $1.27       $0.79        20,922
                2007...     $0.00       $1.27        19,462
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.05       $0.96         1,495
                2010...     $0.83       $1.05         2,215
                2009...     $0.60       $0.83         3,015
                2008...     $1.26       $0.60         3,971
                2007...     $1.18       $1.26         4,416
                2006...     $1.18       $1.18         4,459
                2005...     $1.17       $1.18         4,501
                2004...     $0.00       $1.17         4,544
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.51       $1.32        21,576
                2010...     $1.14       $1.51        21,630
                2009...     $0.71       $1.14        27,924
                2008...     $1.20       $0.71        42,202
                2007...     $1.20       $1.20        35,167
                2006...     $1.09       $1.20        36,690
                2005...     $1.06       $1.09        39,524
                2004...     $0.00       $1.06        42,366
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.36       $1.33        49,240
                2010...     $1.25       $1.36        48,705
                2009...     $1.04       $1.25        39,245
                2008...     $1.58       $1.04        30,003
                2007...     $0.00       $1.58        26,740

2.15% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63         16,734
                2010...     $0.68       $0.79         15,080
                2009...     $0.41       $0.68         11,188
                2008...     $1.00       $0.41             --
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.07       $1.03         21,843
                2010...     $1.00       $1.07         22,051
                2009...     $0.71       $1.00         20,373
                2008...     $1.33       $0.71         37,951
                2007...     $1.20       $1.33         51,723
                2006...     $1.14       $1.20         19,695
                2005...     $1.11       $1.14         19,882
                2004...     $0.00       $1.11         20,071
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.32        235,702
                2010...     $0.30       $0.33        243,987
                2009...     $0.24       $0.30        251,642
                2008...     $1.14       $0.24        158,548
                2007...     $1.17       $1.14        102,029
                2006...     $1.10       $1.17         76,597
                2005...     $1.10       $1.10         76,341
                2004...     $0.00       $1.10         73,250
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.89       $0.85          3,036
                2010...     $0.74       $0.89          3,065
                2009...     $0.55       $0.74          1,660
                2008...     $0.90       $0.55             --
                2007...     $1.00(s)    $0.90             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.64       $1.48         19,177
                2010...     $1.46       $1.64         19,174
                2009...     $1.08       $1.46         17,589
                2008...     $1.93       $1.08         12,906
                2007...     $1.75       $1.93         14,450
                2006...     $1.38       $1.75         14,762
                2005...     $1.23       $1.38         15,010
                2004...     $0.00       $1.23         13,406
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00          9,021
                2010...     $1.00       $1.01          8,260
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04         15,654
                2010...     $1.00       $1.03         14,510
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.02       $1.01             --
                2010...     $0.92       $1.02             --
                2009...     $0.73       $0.92             --
                2008...     $1.35       $0.73             --
                2007...     $1.00(s)    $1.35             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.08       $1.00             --
                2010...     $0.96       $1.08             --
                2009...     $0.76       $0.96             --
                2008...     $1.26       $0.76             --
                2007...     $1.00(s)    $1.26             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.28       $1.04        26,374
                2010...     $1.19       $1.28        24,670
                2009...     $0.98       $1.19        25,123
                2008...     $1.78       $0.98        29,044
                2007...     $1.68       $1.78        25,185
                2006...     $1.34       $1.68        28,689
                2005...     $1.22       $1.34        34,398
                2004...     $0.00       $1.22        38,942
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.20       $1.11            --
                2010...     $1.02       $1.20            --
                2009...     $0.79       $1.02            --
                2008...     $1.32       $0.79            --
                2007...     $1.00(s)    $1.32            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.36       $1.09            --
                2010...     $1.15       $1.36            --
                2009...     $0.72       $1.15            --
                2008...     $1.16       $0.72            --
                2007...     $1.00(s)    $1.16            --



2.20% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.09       $1.16        756,537
                2010...     $1.02       $1.09        759,060
                2009...     $0.90       $1.02        737,050
                2008...     $1.07       $0.90        657,346
                2007...     $1.07       $1.07        505,958
                2006...     $1.04       $1.07        373,065
                2005...     $1.04       $1.04        355,560
                2004...     $1.01       $1.04        115,595
                2003...     $1.00(a)    $1.01         22,940
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.52       $1.46        203,262
                2010...     $1.24       $1.52        199,119
                2009...     $0.93       $1.24        202,874
                2008...     $1.49       $0.93        167,401
                2007...     $1.42       $1.49        106,909
                2006...     $1.32       $1.42         92,327
                2005...     $1.21       $1.32         95,240
                2004...     $1.07       $1.21         32,715
                2003...     $1.00(a)    $1.07          8,579
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.15       $1.14        143,013
                2010...     $1.03       $1.15        144,323
                2009...     $0.83       $1.03        146,683
                2008...     $1.36       $0.83        120,251
                2007...     $1.32       $1.36        108,598
                2006...     $1.17       $1.32         75,590
                2005...     $0.00       $1.17          8,762
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.31       $1.28        191,526
                2010...     $1.18       $1.31        187,699
                2009...     $1.03       $1.18        171,596
                2008...     $1.01       $1.03        108,131
                2007...     $0.94       $1.01         58,648
                2006...     $0.92       $0.94         13,477
                2005...     $1.00(o)    $0.92         17,883

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.99       $0.96        360,535
                2010...     $1.01       $0.99        120,013
                2009...     $1.03       $1.01        149,535
                2008...     $0.98       $1.03        170,394
                2007...     $0.98       $1.03        294,351
                2006...     $0.98       $1.01        105,430
                2005...     $0.98       $0.98         99,714
                2004...     $1.00       $0.98         50,944
                2003...     $1.00(a)    $1.00         30,859
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.02       $1.06        417,547
                2010...     $0.97       $1.02        435,888
                2009...     $0.92       $0.97        418,423
                2008...     $1.08       $0.92        313,391
                2007...     $1.07       $1.08        384,591
                2006...     $1.04       $1.07        212,657
                2005...     $1.03       $1.04        648,225
                2004...     $1.01       $1.03         87,102
                2003...     $1.00(a)    $1.01         34,924
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.55       $1.60        169,591
                2010...     $1.23       $1.55        177,584
                2009...     $1.01       $1.23        190,946
                2008...     $1.62       $1.01        141,945
                2007...     $1.96       $1.62        114,970
                2006...     $1.53       $1.96         75,939
                2005...     $1.41       $1.53         72,999
                2004...     $1.07       $1.41         28,603
                2003...     $1.00(a)    $1.07          2,399
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56         72,248
                2009...     $0.42       $0.55             --
                2008...     $1.00       $0.42             --
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.10       $1.10             --
                2010...     $0.99       $1.10             --
                2009...     $0.86       $0.99             --
                2008...     $1.34       $0.86             --
                2007...     $1.00(s)    $1.34             --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.06       $1.04        197,284
                2010...     $0.93       $1.06        207,947
                2009...     $0.71       $0.93        215,559
                2008...     $1.24       $0.71        230,223
                2007...     $1.05       $1.24        271,613
                2006...     $1.11       $1.05        305,327
                2005...     $1.11       $1.11        282,010
                2004...     $1.03       $1.11        129,057
                2003...     $1.00(a)    $1.03         30,745
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.24       $1.22         87,903
                2010...     $1.12       $1.24         50,623
                2009...     $0.96       $1.12         37,979
                2008...     $1.34       $0.96         15,058
                2007...     $1.44       $1.34         23,001
                2006...     $1.24       $1.44         47,673
                2005...     $0.00       $1.24         37,432
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.12       $1.22        109,583
                2010...     $1.09       $1.12         74,309
                2009...     $1.01       $1.09         48,057
                2008...     $1.05       $1.01         14,885
                2007...     $1.00(s)    $1.05             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $0.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.44       $1.37        100,718
                2010...     $1.26       $1.44        108,894
                2009...     $0.95       $1.26        114,796
                2008...     $1.69       $0.95         90,810
                2007...     $1.48       $1.69        112,219
                2006...     $1.35       $1.48         74,538
                2005...     $1.19       $1.35         72,635
                2004...     $0.00       $1.19         10,913
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.11        408,691
                2010...     $1.01       $1.13        431,986
                2009...     $0.79       $1.01        453,230
                2008...     $1.42       $0.79        409,741
                2007...     $1.43       $1.42        349,390
                2006...     $1.22       $1.43        299,225
                2005...     $1.18       $1.22        310,671
                2004...     $1.08       $1.18        151,168
                2003...     $1.00(a)    $1.08         50,879
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.14        117,042
                2010...     $1.01       $1.12         97,175
                2009...     $0.72       $1.01         84,410
                2008...     $0.98       $0.72         44,257
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.95       $1.70         73,749
                2010...     $1.55       $1.95         75,089
                2009...     $1.13       $1.55         78,008
                2008...     $1.92       $1.13         65,540
                2007...     $1.70       $1.92         79,472
                2006...     $1.54       $1.70         50,649
                2005...     $1.34       $1.54         49,314
                2004...     $0.00       $1.34         14,107
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.10       $1.06             --
                2010...     $1.01       $1.10             --
                2009...     $0.79       $1.01             --
                2008...     $1.24       $0.79             --
                2007...     $1.00(s)    $1.24             --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.94       $0.89         97,551
                2010...     $0.75       $0.94         78,741
                2009...     $0.60       $0.75         78,455
                2008...     $0.91       $0.60         47,773
                2007...     $1.00(s)    $0.91             --

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.35       $1.25          4,481
                2010...     $1.08       $1.35          4,395
                2009...     $0.77       $1.08          4,896
                2008...     $1.37       $0.77          9,410
                2007...     $1.25       $1.37          9,580
                2006...     $1.18       $1.25          8,312
                2005...     $1.15       $1.18          8,037
                2004...     $1.06       $1.15          4,033
                2003...     $1.00(a)    $1.06          4,074
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.24       $1.20          2,514
                2010...     $1.14       $1.24          2,498
                2009...     $0.93       $1.14          2,455
                2008...     $1.50       $0.93          2,548
                2007...     $0.00       $1.50          2,389
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.37       $1.95         33,701
                2010...     $2.06       $2.37         36,432
                2009...     $1.22       $2.06         18,579
                2008...     $2.64       $1.22         20,059
                2007...     $2.09       $2.64         24,749
                2006...     $1.67       $2.09         31,979
                2005...     $1.34       $1.67         32,295
                2004...     $1.10       $1.34          5,341
                2003...     $1.00       $1.10            554
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05        147,359
                2010...     $1.00       $1.01         21,597
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.82       $0.76         97,260
                2010...     $0.72       $0.82        101,289
                2009...     $0.58       $0.72             --
                2008...     $1.00       $0.58             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.92       $0.89         42,624
                2010...     $0.84       $0.92         16,404
                2009...     $0.72       $0.84             --
                2008...     $0.97       $0.72             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.02       $1.03         53,408
                2010...     $0.98       $1.02         78,202
                2009...     $0.93       $0.98         79,022
                2008...     $1.01       $0.93         55,033
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.81        456,740
                2010...     $0.77       $0.86             --
                2009...     $0.63       $0.77             --
                2008...     $1.00       $0.63             --
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.97       $0.96        322,607
                2010...     $0.90       $0.97        325,845
                2009...     $0.82       $0.90        329,119
                2008...     $1.00       $0.82        361,147
                2007...     $1.00(s)    $0.99         29,053




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y)(KK):
                2011...     $1.00       $0.96         17,923
                2010...     $0.95       $1.00         15,685
                2009...     $0.73       $0.95         14,689
                2008...     $1.21       $0.73         15,505
                2007...     $1.21       $1.21         14,582
                2006...     $1.12       $1.21         14,414
                2005...     $0.00       $1.12         14,540
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.03       $0.93             --
                2010...     $0.92       $1.03             --
                2009...     $0.77       $0.92             --
                2008...     $1.38       $0.77             --
                2007...     $1.00(s)    $1.38             --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Y):
                2011...     $1.20       $1.17             --
                2010...     $1.13       $1.20             --
                2009...     $0.90       $1.13             --
                2008...     $1.32       $0.90             --
                2007...     $1.00(s)    $1.32             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.92       $0.89        120,684
                2010...     $0.73       $0.92         96,164
                2009...     $0.62       $0.73        101,886
                2008...     $0.92       $0.62         74,023
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.21       $1.10             --
                2010...     $1.03       $1.21             --
                2009...     $0.64       $1.03          5,318
                2008...     $1.28       $0.64             --
                2007...     $1.00(s)    $1.28             --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.22       $1.17         43,750
                2010...     $1.08       $1.22         19,967
                2009...     $0.86       $1.08         16,626
                2008...     $1.36       $0.86         25,407
                2007...     $1.43       $1.36         34,682
                2006...     $1.26       $1.43         37,240
                2005...     $1.23       $1.26         37,521
                2004...     $1.07       $1.23         31,824
                2003...     $1.00(a)    $1.07          8,613
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.30       $1.25             --
                2010...     $1.19       $1.30             --
                2009...     $0.98       $1.19             --
                2008...     $1.47       $0.98             --
                2007...     $1.00(s)    $1.47             --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.88       $0.87             --
                2010...     $0.74       $0.88             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.22       $2.02         85,759
                2010...     $2.09       $2.22        119,550
                2009...     $1.71       $2.09         92,101
                2008...     $2.35       $1.71         58,844
                2007...     $1.67       $2.35         74,510
                2006...     $1.42       $1.67         28,564
                2005...     $1.17       $1.42         14,844
                2004...     $0.00       $1.17         34,277

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.36       $1.38         60,295
                2010...     $1.19       $1.36         63,967
                2009...     $1.07       $1.19         65,581
                2008...     $1.39       $1.07         18,559
                2007...     $0.00       $1.39         21,747
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.44       $1.43         15,184
                2010...     $1.22       $1.44         15,509
                2009...     $1.00       $1.22          4,815
                2008...     $1.57       $1.00             --
                2007...     $1.00(s)    $1.57             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.57       $1.21         99,768
                2010...     $1.37       $1.57         90,050
                2009...     $0.81       $1.37         85,637
                2008...     $2.14       $0.81         78,003
                2007...     $1.52       $2.14         52,690
                2006...     $1.24       $1.52         23,188
                2005...     $1.00(o)    $1.24         20,261
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.24       $1.24        275,701
                2010...     $1.13       $1.24        258,656
                2009...     $0.91       $1.13        246,734
                2008...     $1.46       $0.91        181,028
                2007...     $1.18       $1.46         98,129
                2006...     $1.15       $1.18         54,794
                2005...     $1.06       $1.15         65,020
                2004...     $0.00       $1.06          9,169
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.63       $1.38        320,883
                2010...     $1.46       $1.63        301,851
                2009...     $1.09       $1.46        295,052
                2008...     $1.94       $1.09        251,419
                2007...     $1.80       $1.94        198,766
                2006...     $1.42       $1.80        181,778
                2005...     $1.31       $1.42        192,957
                2004...     $1.09       $1.31         71,315
                2003...     $1.00(f)    $1.09         25,355
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.51       $1.37         50,620
                2010...     $1.35       $1.51         16,785
                2009...     $1.09       $1.35          4,761
                2008...     $1.92       $1.09          4,809
                2007...     $1.62       $1.92          4,857
                2006...     $1.37       $1.62          4,906
                2005...     $0.00       $1.37          4,956
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.49       $1.35          6,787
                2010...     $1.08       $1.49          6,856
                2009...     $0.78       $1.08          1,962
                2008...     $1.54       $0.78             --
                2007...     $1.00(s)    $1.54             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.61       $1.57             --
                2010...     $1.25       $1.61          8,464
                2009...     $0.87       $1.25             --
                2008...     $1.40       $0.87             --
                2007...     $0.00       $1.40             --
                2006...     $1.20       $0.00             --
                2005...     $1.00(o)    $1.20          5,593




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.79       $1.65         19,537
                2010...     $1.63       $1.79         21,905
                2009...     $1.16       $1.63         19,111
                2008...     $1.79       $1.16         15,764
                2007...     $1.47       $1.79         16,727
                2006...     $1.39       $1.47         10,997
                2005...     $0.00       $1.39          7,125
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.47       $1.29         60,684
                2010...     $1.17       $1.47         59,982
                2009...     $0.89       $1.17         64,108
                2008...     $1.49       $0.89         59,606
                2007...     $1.34       $1.49         56,093
                2006...     $1.31       $1.34         31,687
                2005...     $1.18       $1.31         35,385
                2004...     $0.00       $1.18          4,924
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.54       $1.31         94,650
                2010...     $1.25       $1.54        103,068
                2009...     $0.99       $1.25        119,622
                2008...     $1.36       $0.99        118,531
                2007...     $1.46       $1.36        125,968
                2006...     $1.27       $1.46        108,404
                2005...     $1.25       $1.27        109,574
                2004...     $1.11       $1.25         30,746
                2003...     $1.00(i)    $1.11          3,728
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.31       $1.19         61,254
                2010...     $1.13       $1.31         60,934
                2009...     $0.91       $1.13         82,744
                2008...     $1.40       $0.91         74,495
                2007...     $1.41       $1.40         82,974
                2006...     $0.00       $1.41         64,461
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.44       $1.43             --
                2010...     $1.36       $1.44         18,088
                2009...     $1.11       $1.36             --
                2008...     $1.35       $1.11             --
                2007...     $1.00       $1.35             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.53       $1.39         58,921
                2010...     $1.47       $1.53         58,388
                2009...     $1.03       $1.47         64,980
                2008...     $1.89       $1.03         61,502
                2007...     $1.41       $1.89         48,908
                2006...     $1.32       $1.41         43,407
                2005...     $0.00       $1.32         41,790
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.83       $1.87        158,357
                2010...     $2.31       $2.83        167,119
                2009...     $1.32       $2.31        138,885
                2008...     $2.83       $1.32        133,721
                2007...     $2.26       $2.83         79,477
                2006...     $1.57       $2.26         62,324
                2005...     $1.22       $1.57         67,165
                2004...     $0.00       $1.22         17,629
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.98       $0.93         75,426
                2010...     $0.87       $0.98         63,448
                2009...     $0.67       $0.87         55,518
                2008...     $0.95       $0.67         38,836
                2007...     $1.00(s)    $0.95             --

2.20% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.17       $1.15        170,623
                2010...     $1.07       $1.17        149,449
                2009...     $0.78       $1.07        149,799
                2008...     $1.27       $0.78        118,295
                2007...     $1.17       $1.27         32,151
                2006...     $0.00       $1.17          7,380
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.04       $0.96          7,402
                2010...     $0.82       $1.04          7,574
                2009...     $0.60       $0.82             --
                2008...     $1.26       $0.60             --
                2007...     $1.00(s)    $1.26             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.51       $1.32         27,594
                2010...     $1.13       $1.51         32,654
                2009...     $0.71       $1.13         27,808
                2008...     $1.20       $0.71         30,899
                2007...     $1.20       $1.20         30,961
                2006...     $1.09       $1.20         36,719
                2005...     $1.06       $1.09         30,159
                2004...     $1.02       $1.06         20,019
                2003...     $1.00(a)    $1.02          9,192
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.36       $1.32        345,319
                2010...     $1.25       $1.36        325,431
                2009...     $1.04       $1.25        304,006
                2008...     $1.58       $1.04        221,732
                2007...     $1.50       $1.58         45,491
                2006...     $1.27       $1.50         12,708
                2005...     $0.00       $1.27         22,257
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63         78,399
                2010...     $0.68       $0.79        115,581
                2009...     $0.41       $0.68         35,764
                2008...     $1.00       $0.41         15,120
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.83             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.06       $1.03             --
                2010...     $1.00       $1.06             --
                2009...     $0.71       $1.00             --
                2008...     $1.33       $0.71          8,169
                2007...     $1.19       $1.33         10,329
                2006...     $1.13       $1.19         14,410
                2005...     $1.11       $1.13         16,851
                2004...     $1.06       $1.11          8,503
                2003...     $1.00(a)    $1.06          8,588
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.31        502,282
                2010...     $0.29       $0.33        505,645
                2009...     $0.24       $0.29        550,644
                2008...     $1.14       $0.24        404,527
                2007...     $1.17       $1.14        211,587
                2006...     $1.10       $1.17        121,246
                2005...     $1.10       $1.10        118,252
                2004...     $1.03       $1.10         54,179
                2003...     $1.00(a)    $1.03         15,817




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00(s)    $0.90             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.64       $1.48          1,170
                2010...     $1.46       $1.64         21,399
                2009...     $1.07       $1.46          1,127
                2008...     $1.93       $1.07          6,559
                2007...     $1.74       $1.93         11,192
                2006...     $1.38       $1.74         11,611
                2005...     $1.23       $1.38         14,955
                2004...     $1.07       $1.23         10,406
                2003...     $1.00(a)    $1.07          5,699
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00        151,706
                2010...     $1.00       $1.01          8,794
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04        241,415
                2010...     $1.00       $1.03         71,063
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.01       $1.01         29,098
                2010...     $0.92       $1.01         31,281
                2009...     $0.73       $0.92         35,950
                2008...     $1.35       $0.73         35,888
                2007...     $1.45       $1.35         31,545
                2006...     $1.28       $1.45          8,428
                2005...     $0.00       $1.28          5,110
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.07       $1.00             --
                2010...     $0.96       $1.07             --
                2009...     $0.75       $0.96             --
                2008...     $1.26       $0.75             --
                2007...     $1.00(s)    $1.26             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.28       $1.04             --
                2010...     $1.19       $1.28             --
                2009...     $0.97       $1.19             --
                2008...     $1.78       $0.97             --
                2007...     $1.68       $1.78          2,288
                2006...     $1.34       $1.68          6,940
                2005...     $1.22       $1.34          9,284
                2004...     $1.08       $1.22         12,173
                2003...     $1.00(a)    $1.08          2,197
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.19       $1.11             --
                2010...     $1.02       $1.19             --
                2009...     $0.79       $1.02             --
                2008...     $1.32       $0.79             --
                2007...     $1.00(s)    $1.32             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.36       $1.09             --
                2010...     $1.15       $1.36         22,076
                2009...     $0.72       $1.15             --
                2008...     $1.16       $0.72             --
                2007...     $1.00(s)    $1.16             --

2.25% Variable Account Charge





                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.09       $1.15        113,942
                2010...     $1.02       $1.09        213,107
                2009...     $0.90       $1.02        168,711
                2008...     $1.07       $0.90        188,405
                2007...     $1.07       $1.07        225,144
                2006...     $1.04       $1.07        201,699
                2005...     $1.04       $1.04        162,951
                2004...     $0.00       $1.04        126,735
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.52       $1.45         69,204
                2010...     $1.23       $1.52         74,996
                2009...     $0.92       $1.23         46,823
                2008...     $1.49       $0.92         46,135
                2007...     $1.42       $1.49         52,253
                2006...     $1.32       $1.42         48,750
                2005...     $1.21       $1.32         52,143
                2004...     $0.00       $1.21         35,258
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.15       $1.14         27,705
                2010...     $1.02       $1.15             --
                2009...     $0.83       $1.02             --
                2008...     $1.36       $0.83             --
                2007...     $1.00(s)    $1.36             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.31       $1.28         99,823
                2010...     $1.18       $1.31         70,642
                2009...     $1.02       $1.18         21,897
                2008...     $1.00       $1.02         99,343
                2007...     $0.00       $1.00          6,734
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.98       $0.96         14,825
                2010...     $1.00       $0.98         45,577
                2009...     $1.02       $1.00        129,975
                2008...     $1.03       $1.02         45,863
                2007...     $1.00       $1.03         61,196
                2006...     $0.98       $1.00         22,187
                2005...     $0.98       $0.98         54,028
                2004...     $0.00       $0.98         37,947
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.01       $1.06         27,409
                2010...     $0.97       $1.01         28,945
                2009...     $0.92       $0.97         25,941
                2008...     $1.08       $0.92         12,866
                2007...     $0.00       $1.08          4,807
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.54       $1.59         24,885
                2010...     $1.22       $1.54         56,149
                2009...     $1.00       $1.22         25,848
                2008...     $1.61       $1.00         16,831
                2007...     $1.96       $1.61         20,334
                2006...     $1.53       $1.96         20,457
                2005...     $1.41       $1.53         23,040
                2004...     $0.00       $1.41         19,195
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55         35,635
                2008...     $1.00       $0.42             --
                2007...     $1.00(s)    $0.92             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.09       $1.10             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
                2008...     $1.34       $0.85             --
                2007...     $1.00(s)    $1.34             --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.05       $1.04             --
                2010...     $0.93       $1.05        102,550
                2009...     $0.71       $0.93        110,771
                2008...     $1.24       $0.71        107,739
                2007...     $1.05       $1.24        159,919
                2006...     $1.11       $1.05        163,848
                2005...     $1.11       $1.11        156,475
                2004...     $0.00       $1.11        115,260
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.23       $1.22         57,557
                2010...     $1.12       $1.23         55,002
                2009...     $0.95       $1.12             --
                2008...     $1.33       $0.95             --
                2007...     $1.44       $1.33         23,762
                2006...     $1.24       $1.44         22,947
                2005...     $0.00       $1.24         23,443
               AMERICAN CENTURY VP INFLATION
                PROTECTION SUB-ACCOUNT:
                2011...     $1.11       $1.22        174,383
                2010...     $1.08       $1.11        112,286
                2009...     $1.01       $1.08             --
                2008...     $1.05       $1.01             --
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90          4,638
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.43       $1.36          9,278
                2010...     $1.25       $1.43          6,174
                2009...     $0.95       $1.25          6,116
                2008...     $1.69       $0.95             --
                2007...     $1.00(s)    $1.69             --
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.13       $1.11         22,835
                2010...     $1.00       $1.13        139,129
                2009...     $0.79       $1.00        153,927
                2008...     $1.41       $0.79        133,704
                2007...     $1.43       $1.41        145,677
                2006...     $1.22       $1.43        160,518
                2005...     $1.18       $1.22        170,981
                2004...     $0.00       $1.18        142,379
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.14         33,267
                2010...     $1.01       $1.12         50,061
                2009...     $0.72       $1.01          7,298
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.94       $1.69         5,146
                2010...     $1.54       $1.94         4,305
                2009...     $1.13       $1.54         4,725
                2008...     $1.91       $1.13            --
                2007...     $1.00(s)    $1.91            --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.10       $1.06            --
                2010...     $1.00       $1.10            --
                2009...     $0.79       $1.00            --
                2008...     $1.24       $0.79            --
                2007...     $1.00(s)    $1.24            --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.94       $0.89        23,018
                2010...     $0.75       $0.94        23,266
                2009...     $0.59       $0.75            --
                2008...     $0.91       $0.59            --
                2007...     $1.00(s)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.34       $1.25            --
                2010...     $1.08       $1.34            --
                2009...     $0.77       $1.08         5,725
                2008...     $1.36       $0.77            --
                2007...     $1.00(s)    $1.36            --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.24       $1.20         8,517
                2010...     $1.14       $1.24         7,242
                2009...     $0.92       $1.14         7,100
                2008...     $1.50       $0.92            --
                2007...     $1.00(s)    $1.50            --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.36       $1.94        10,063
                2010...     $2.05       $2.36            --
                2009...     $1.22       $2.05         2,955
                2008...     $2.63       $1.22            --
                2007...     $2.09       $2.63         6,556
                2006...     $1.67       $2.09         8,302
                2005...     $1.34       $1.67         8,619
                2004...     $0.00       $1.34         5,341
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05        58,858
                2010...     $1.00       $1.01        55,612
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.81       $0.76            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
                2008...     $1.00       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.92       $0.89        74,366
                2010...     $0.84       $0.92        75,150
                2009...     $0.72       $0.84            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.02       $1.03        96,086
                2010...     $0.97       $1.02        89,319
                2009...     $0.93       $0.97        40,062
                2008...     $1.01       $0.93            --
                2007...     $1.00(s)    $1.01            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --
                2008...     $1.00       $0.63            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.97       $0.95        76,539
                2010...     $0.90       $0.97        68,954
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00(s)    $0.99            --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y)(KK):
                2011...     $1.00       $0.96         3,779
                2010...     $0.94       $1.00            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.00(s)    $1.20            --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.03       $0.92            --
                2010...     $0.91       $1.03            --
                2009...     $0.77       $0.91            --
                2008...     $1.38       $0.77            --
                2007...     $1.00(s)    $1.38            --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.20       $1.17            --
                2010...     $1.12       $1.20            --
                2009...     $0.90       $1.12            --
                2008...     $1.32       $0.90            --
                2007...     $1.00(s)    $1.32            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.89        36,878
                2010...     $0.73       $0.91        37,311
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.20       $1.10            --
                2010...     $1.03       $1.20            --
                2009...     $0.63       $1.03         6,305
                2008...     $1.28       $0.63            --
                2007...     $1.00(s)    $1.28            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.21       $1.16        31,863
                2010...     $1.07       $1.21        32,202
                2009...     $0.75       $1.07            --
                2008...     $1.36       $0.75            --
                2007...     $1.43       $1.36        34,682
                2006...     $1.26       $1.43        37,240
                2005...     $1.23       $1.26        37,521
                2004...     $1.07       $1.23        31,824
                2003...     $1.00       $1.07         8,613
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.30       $1.24         5,671
                2010...     $1.18       $1.30            --
                2009...     $0.98       $1.18            --
                2008...     $1.47       $0.98            --
                2007...     $1.00(s)    $1.47            --

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. MID CAP
                VALUE SUB-ACCOUNT(HH):
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(s)    $0.95            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.21       $2.01        75,480
                2010...     $2.08       $2.21         4,492
                2009...     $1.70       $2.08        19,371
                2008...     $2.35       $1.70            --
                2007...     $1.00(s)    $2.35            --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.36       $1.37        32,318
                2010...     $1.19       $1.36            --
                2009...     $1.07       $1.19            --
                2008...     $1.39       $1.07            --
                2007...     $1.00(s)    $1.39            --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.43       $1.43        80,453
                2010...     $1.21       $1.43            --
                2009...     $1.00       $1.21            --
                2008...     $1.57       $1.00            --
                2007...     $1.00(s)    $1.57            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.56       $1.20        12,847
                2010...     $1.37       $1.56         7,190
                2009...     $0.81       $1.37        12,051
                2008...     $2.14       $0.81            --
                2007...     $1.00(s)    $2.14            --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.24       $1.24        79,870
                2010...     $1.12       $1.24        80,424
                2009...     $0.90       $1.12        17,513
                2008...     $1.45       $0.90        17,139
                2007...     $1.18       $1.45        41,172
                2006...     $1.15       $1.18        39,610
                2005...     $0.00       $1.15        36,349
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.63       $1.37        58,106
                2010...     $1.46       $1.63        95,742
                2009...     $1.09       $1.46        59,480
                2008...     $1.93       $1.09        51,883
                2007...     $1.80       $1.93        68,591
                2006...     $1.42       $1.80        75,501
                2005...     $1.30       $1.42        85,684
                2004...     $0.00       $1.30        65,854
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.51       $1.37        42,018
                2010...     $1.34       $1.51        42,440
                2009...     $1.08       $1.34            --
                2008...     $1.91       $1.08            --
                2007...     $1.00(s)    $1.91            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.48       $1.35        15,364
                2010...     $1.08       $1.48            --
                2009...     $0.78       $1.08            --
                2008...     $1.53       $0.78            --
                2007...     $1.00(s)    $1.53            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.61       $1.56        37,091
                2010...     $1.25       $1.61        19,244
                2009...     $0.87       $1.25         8,071
                2008...     $1.40       $0.87            --
                2007...     $1.00(s)    $1.40            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.79       $1.65        16,013
                2010...     $1.62       $1.79            --
                2009...     $1.15       $1.62         8,123
                2008...     $1.78       $1.15            --
                2007...     $1.00(s)    $1.78            --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.47       $1.28        43,695
                2010...     $1.17       $1.47            --
                2009...     $0.88       $1.17            --
                2008...     $1.49       $0.88            --
                2007...     $1.00(s)    $1.49            --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.54       $1.31        44,994
                2010...     $1.24       $1.54        33,642
                2009...     $0.98       $1.24        46,412
                2008...     $1.36       $0.98        42,298
                2007...     $1.45       $1.36        47,542
                2006...     $1.27       $1.45        46,660
                2005...     $1.25       $1.27        50,865
                2004...     $0.00       $1.25        38,991
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30            --
                2009...     $0.91       $1.12        11,551
                2008...     $1.40       $0.91            --
                2007...     $1.00(s)    $1.40            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.43       $1.42            --
                2010...     $1.36       $1.43            --
                2009...     $1.10       $1.36            --
                2008...     $1.35       $1.10            --
                2007...     $1.00(s)    $1.35            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.53       $1.39         2,446
                2010...     $1.47       $1.53            --
                2009...     $1.03       $1.47            --
                2008...     $1.88       $1.03            --
                2007...     $1.00(s)    $1.88            --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.82       $1.87        13,230
                2010...     $2.31       $2.82        19,217
                2009...     $1.32       $2.31        27,702
                2008...     $2.82       $1.32        22,156
                2007...     $2.25       $2.82        21,615
                2006...     $1.57       $2.25        23,209
                2005...     $1.22       $1.57        33,807
                2004...     $0.00       $1.22        29,593
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.98       $0.93        30,667
                2010...     $0.87       $0.98        30,994
                2009...     $0.67       $0.87            --
                2008...     $0.95       $0.67            --
                2007...     $1.00       $0.95            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.17       $1.14        72,341
                2010...     $1.06       $1.17        72,920
                2009...     $0.78       $1.06        19,917
                2008...     $1.27       $0.78        20,362
                2007...     $0.00       $1.27         6,588

2.25% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.04       $0.95             --
                2010...     $0.82       $1.04             --
                2009...     $0.59       $0.82             --
                2008...     $1.26       $0.59             --
                2007...     $1.00(s)    $1.26             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.50       $1.31             --
                2010...     $1.13       $1.50         16,278
                2009...     $0.71       $1.13         14,097
                2008...     $1.20       $0.71             --
                2007...     $1.00(s)    $1.20             --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.35       $1.31         88,098
                2010...     $1.24       $1.35         86,766
                2009...     $1.04       $1.24         29,045
                2008...     $1.58       $1.04         28,289
                2007...     $0.00       $1.58          9,253
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63         40,745
                2010...     $0.68       $0.79         25,853
                2009...     $0.41       $0.68         15,103
                2008...     $1.00       $0.41             --
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.83             --
                2010...     $0.73       $0.88             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.06       $1.02             --
                2010...     $0.99       $1.06             --
                2009...     $0.71       $0.99             --
                2008...     $1.33       $0.71             --
                2007...     $1.00(s)    $1.33             --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.31         62,872
                2010...     $0.29       $0.33        189,673
                2009...     $0.24       $0.29        194,508
                2008...     $1.14       $0.24         68,603
                2007...     $1.17       $1.14         75,008
                2006...     $1.10       $1.17         71,070
                2005...     $1.10       $1.10         69,633
                2004...     $0.00       $1.10         46,855
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.84          4,946
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00(s)    $0.90             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.63       $1.47             --
                2010...     $1.45       $1.63             --
                2009...     $1.07       $1.45             --
                2008...     $1.92       $1.07             --
                2007...     $1.00(s)    $1.92             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00        175,040
                2010...     $1.00       $1.01         56,587
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04        226,216
                2010...     $1.00       $1.03        131,273




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.01       $1.01             --
                2010...     $0.92       $1.01             --
                2009...     $0.73       $0.92             --
                2008...     $1.34       $0.73             --
                2007...     $1.00(s)    $1.34             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.07       $1.00             --
                2010...     $0.95       $1.07             --
                2009...     $0.75       $0.95             --
                2008...     $1.25       $0.75             --
                2007...     $1.00(s)    $1.25             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.27       $1.03             --
                2010...     $1.18       $1.27             --
                2009...     $0.79       $1.18             --
                2008...     $1.78       $0.79             --
                2007...     $1.68       $1.78         25,185
                2006...     $1.34       $1.68         28,689
                2005...     $1.22       $1.34         34,398
                2004...     $0.00       $1.22         38,942
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.19       $1.10             --
                2010...     $1.02       $1.19             --
                2009...     $0.79       $1.02             --
                2008...     $1.31       $0.79             --
                2007...     $1.00(s)    $1.31        180,120
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.35       $1.09             --
                2010...     $1.14       $1.35             --
                2009...     $0.71       $1.14             --
                2008...     $1.16       $0.71             --
                2007...     $1.00(s)    $1.16             --



2.30% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.09       $1.15         69,495
                2010...     $1.01       $1.09         95,891
                2009...     $0.90       $1.01         97,161
                2008...     $1.06       $0.90        110,662
                2007...     $1.06       $1.06        130,801
                2006...     $1.04       $1.06        131,935
                2005...     $1.04       $1.04        116,908
                2004...     $0.00       $1.04         68,594
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.51       $1.44         15,645
                2010...     $1.23       $1.51         24,687
                2009...     $0.92       $1.23         27,059
                2008...     $1.49       $0.92         27,579
                2007...     $1.42       $1.49         28,538
                2006...     $1.32       $1.42         32,623
                2005...     $1.21       $1.32         28,431
                2004...     $0.00       $1.21         19,315
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.14       $1.13             --
                2010...     $1.02       $1.14             --
                2009...     $0.83       $1.02             --
                2008...     $1.35       $0.83             --
                2007...     $1.00(s)    $1.35             --

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.31       $1.27          8,529
                2010...     $1.17       $1.31          2,543
                2009...     $1.02       $1.17          2,571
                2008...     $1.00       $1.02          2,599
                2007...     $0.94       $1.00          2,628
                2006...     $0.00       $0.94          3,699
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.98       $0.96        212,677
                2010...     $1.00       $0.98         28,925
                2009...     $1.02       $1.00         27,636
                2008...     $1.02       $1.02         34,372
                2007...     $1.00       $1.02         43,574
                2006...     $0.98       $1.00         42,315
                2005...     $0.98       $0.98         42,622
                2004...     $0.00       $0.98         22,728
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.01       $1.05          5,594
                2010...     $0.97       $1.01          8,225
                2009...     $0.91       $0.97          3,015
                2008...     $1.08       $0.91          3,516
                2007...     $1.07       $1.08          4,296
                2006...     $1.04       $1.07          6,339
                2005...     $1.03       $1.04          6,172
                2004...     $0.00       $1.03         17,236
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.54       $1.58         25,047
                2010...     $1.22       $1.54         30,552
                2009...     $1.00       $1.22         35,896
                2008...     $1.61       $1.00         32,996
                2007...     $1.96       $1.61         33,317
                2006...     $1.53       $1.96         33,534
                2005...     $1.41       $1.53         36,390
                2004...     $1.07       $1.41         49,204
                2003...     $1.00(a)    $1.07         19,782
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55             --
                2008...     $1.00       $0.42             --
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.09       $1.10             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
                2008...     $1.33       $0.85             --
                2007...     $1.37       $1.33             --
                2006...     $1.20       $1.37             --
                2005...     $1.18       $1.20         40,275
                2004...     $1.07       $1.18         64,016
                2003...     $1.00(a)    $1.07         23,656
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.05       $1.03         59,854
                2010...     $0.93       $1.05         85,244
                2009...     $0.70       $0.93         88,865
                2008...     $1.23       $0.70         89,443
                2007...     $1.05       $1.23         93,505
                2006...     $1.11       $1.05        107,658
                2005...     $1.11       $1.11         87,106
                2004...     $0.00       $1.11         61,288




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.23       $1.21             --
                2010...     $1.11       $1.23         12,349
                2009...     $0.95       $1.11         12,114
                2008...     $1.33       $0.95         11,622
                2007...     $1.44       $1.33         12,638
                2006...     $1.24       $1.44         21,283
                2005...     $1.21       $1.24         54,904
                2004...     $0.00       $1.21         43,282
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.11       $1.21          6,948
                2010...     $1.08       $1.11          6,323
                2009...     $1.01       $1.08             --
                2008...     $1.05       $1.01             --
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.78             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.43       $1.36         70,433
                2010...     $1.25       $1.43         74,300
                2009...     $0.94       $1.25         76,883
                2008...     $1.69       $0.94         78,109
                2007...     $1.47       $1.69         78,333
                2006...     $1.35       $1.47         80,221
                2005...     $1.18       $1.35         70,539
                2004...     $0.00       $1.18         63,867
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.11         80,978
                2010...     $1.00       $1.12        101,624
                2009...     $0.79       $1.00        103,552
                2008...     $1.41       $0.79        103,588
                2007...     $1.43       $1.41         96,926
                2006...     $1.22       $1.43        106,606
                2005...     $1.18       $1.22        146,700
                2004...     $1.08       $1.18        142,466
                2003...     $1.00(a)    $1.08         23,526
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.13             --
                2010...     $1.01       $1.12             --
                2009...     $0.72       $1.01             --
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.93       $1.68         49,173
                2010...     $1.54       $1.93         51,475
                2009...     $1.13       $1.54         54,410
                2008...     $1.91       $1.13         55,105
                2007...     $1.69       $1.91         55,108
                2006...     $1.54       $1.69         57,423
                2005...     $1.34       $1.54         63,241
                2004...     $0.00       $1.34         59,733

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.09       $1.05            --
                2010...     $1.00       $1.09            --
                2009...     $0.79       $1.00            --
                2008...     $1.23       $0.79            --
                2007...     $1.00(s)    $1.23            --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.94       $0.88            --
                2010...     $0.75       $0.94            --
                2009...     $0.59       $0.75            --
                2008...     $0.91       $0.59            --
                2007...     $1.00(s)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.34       $1.24            --
                2010...     $1.07       $1.34            --
                2009...     $0.76       $1.07            --
                2008...     $1.36       $0.76            --
                2007...     $1.25       $1.36            --
                2006...     $1.18       $1.25            --
                2005...     $1.15       $1.18         9,884
                2004...     $0.00       $1.15         9,436
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.23       $1.19            50
                2010...     $1.13       $1.23         2,562
                2009...     $0.92       $1.13         2,491
                2008...     $1.50       $0.92         2,423
                2007...     $1.48       $1.50         2,448
                2006...     $1.28       $1.48         2,309
                2005...     $1.18       $1.28         2,360
                2004...     $0.00       $1.18            68
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.35       $1.93         5,413
                2010...     $2.05       $2.35         6,399
                2009...     $1.21       $2.05         8,318
                2008...     $2.62       $1.21         9,966
                2007...     $2.09       $2.62         7,820
                2006...     $1.67       $2.09         8,953
                2005...     $1.34       $1.67        10,622
                2004...     $1.10       $1.34         9,961
                2003...     $1.00(a)    $1.10         6,594
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.81       $0.75            --
                2010...     $0.72       $0.81            --
                2009...     $0.58       $0.72            --
                2008...     $1.00       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.92       $0.89            --
                2010...     $0.83       $0.92            --
                2009...     $0.72       $0.83            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.02       $1.03        17,328
                2010...     $0.97       $1.02        17,547
                2009...     $0.93       $0.97        17,769
                2008...     $1.01       $0.93        17,996
                2007...     $1.00(s)    $1.01            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.81            --
                2010...     $0.77       $0.86            --
                2009...     $0.63       $0.77            --
                2008...     $1.00       $0.63            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.96       $0.95            --
                2010...     $0.90       $0.96            --
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00(s)    $0.99            --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.99       $0.95            --
                2010...     $0.94       $0.99            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.00(s)    $1.20            --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.02       $0.92         1,717
                2010...     $0.91       $1.02         1,737
                2009...     $0.77       $0.91         1,758
                2008...     $1.38       $0.77         1,781
                2007...     $0.00       $1.38         1,802
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.20       $1.16            --
                2010...     $1.12       $1.20            --
                2009...     $0.90       $1.12            --
                2008...     $1.31       $0.90            --
                2007...     $1.00(s)    $1.31            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.88            --
                2010...     $0.73       $0.91            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.20       $1.09            --
                2010...     $1.02       $1.20            --
                2009...     $0.63       $1.02            --
                2008...     $1.27       $0.63            --
                2007...     $1.00(s)    $1.27            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.21       $1.16            --
                2010...     $1.07       $1.21            --
                2009...     $0.85       $1.07            --
                2008...     $1.36       $0.85            --
                2007...     $1.42       $1.36            --
                2006...     $1.25       $1.42         1,944
                2005...     $1.23       $1.25        24,255
                2004...     $0.00       $1.23        24,437
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.29       $1.24            --
                2010...     $1.18       $1.29            --
                2009...     $0.97       $1.18            --
                2008...     $1.47       $0.97            --
                2007...     $1.00(s)    $1.47            --

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.88       $0.87            --
                2010...     $0.74       $0.88            --
                2009...     $0.54       $0.74            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(s)    $0.95            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.21       $2.00        25,194
                2010...     $2.08       $2.21        24,970
                2009...     $1.70       $2.08        26,847
                2008...     $2.34       $1.70        27,531
                2007...     $1.66       $2.34        34,023
                2006...     $1.42       $1.66        26,556
                2005...     $0.00       $1.42         7,040
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.35       $1.37            --
                2010...     $1.18       $1.35         2,605
                2009...     $1.07       $1.18         2,581
                2008...     $1.38       $1.07         2,557
                2007...     $1.25       $1.38         2,949
                2006...     $1.15       $1.25         2,875
                2005...     $1.12       $1.15         7,315
                2004...     $0.00       $1.12         4,538
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.43       $1.42            --
                2010...     $1.21       $1.43         3,199
                2009...     $1.00       $1.21         9,463
                2008...     $1.57       $1.00         8,841
                2007...     $0.00       $1.57         8,638
                2006...     $1.23       $1.32            --
                2005...     $0.00       $1.23         8,290
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.56       $1.20         4,701
                2010...     $1.36       $1.56         3,891
                2009...     $0.80       $1.36         8,428
                2008...     $2.13       $0.80         8,042
                2007...     $1.52       $2.13         7,123
                2006...     $1.24       $1.52         2,562
                2005...     $1.00(o)    $1.24         9,025
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.23       $1.23         3,202
                2010...     $1.12       $1.23        18,825
                2009...     $0.90       $1.12        18,987
                2008...     $1.45       $0.90        19,036
                2007...     $1.18       $1.45        18,978
                2006...     $1.15       $1.18        30,278
                2005...     $0.00       $1.15        17,360
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.62       $1.37        24,577
                2010...     $1.46       $1.62        39,221
                2009...     $1.09       $1.46        43,875
                2008...     $1.93       $1.09        47,766
                2007...     $1.79       $1.93        44,270
                2006...     $1.42       $1.79        46,162
                2005...     $1.30       $1.42        50,459
                2004...     $1.09       $1.30        44,627
                2003...     $1.00(f)    $1.09        13,866
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.50       $1.36         4,210
                2010...     $1.34       $1.50         3,510
                2009...     $1.08       $1.34            --
                2008...     $1.91       $1.08            --
                2007...     $1.00(s)    $1.91            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.48       $1.34           707
                2010...     $1.07       $1.48           715
                2009...     $0.78       $1.07           723
                2008...     $1.53       $0.78           731
                2007...     $1.47       $1.53           739
                2006...     $1.34       $1.47           741
                2005...     $1.14       $1.34           749
                2004...     $0.00       $1.14           902
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.60       $1.56            --
                2010...     $1.25       $1.60            --
                2009...     $0.87       $1.25            --
                2008...     $1.39       $0.87            --
                2007...     $1.00(s)    $1.39            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.78       $1.64         1,323
                2010...     $1.62       $1.78         1,169
                2009...     $1.15       $1.62           155
                2008...     $1.78       $1.15           164
                2007...     $1.46       $1.78           170
                2006...     $1.39       $1.46           177
                2005...     $1.21       $1.39           184
                2004...     $0.00       $1.21           192
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.46       $1.28           825
                2010...     $1.16       $1.46         4,096
                2009...     $0.88       $1.16         4,142
                2008...     $1.48       $0.88         4,228
                2007...     $1.34       $1.48         3,226
                2006...     $1.30       $1.34         1,781
                2005...     $1.18       $1.30         2,532
                2004...     $1.06       $1.18        18,900
                2003...     $1.00(h)    $1.06        17,403
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.53       $1.30        15,326
                2010...     $1.24       $1.53        21,364
                2009...     $0.98       $1.24        27,719
                2008...     $1.36       $0.98        28,371
                2007...     $1.45       $1.36        30,703
                2006...     $1.27       $1.45        25,142
                2005...     $1.25       $1.27        36,225
                2004...     $1.11       $1.25        39,181
                2003...     $1.00(i)    $1.11        13,625
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.30       $1.18            --
                2010...     $1.12       $1.30         1,734
                2009...     $0.90       $1.12         5,014
                2008...     $1.40       $0.90         4,915
                2007...     $0.00       $1.40         4,573
                2006...     $1.23       $1.29            --
                2005...     $1.21       $1.23        29,540
                2004...     $0.00       $1.21        25,760
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.43       $1.41         2,704
                2010...     $1.35       $1.43         2,333
                2009...     $1.10       $1.35            --
                2008...     $1.34       $1.10            --
                2007...     $1.00(s)    $1.34            --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2011...     $1.52       $1.38           758
                2010...     $1.46       $1.52           767
                2009...     $1.02       $1.46           775
                2008...     $1.88       $1.02           784
                2007...     $0.00       $1.88           792

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.81       $1.86         9,165
                2010...     $2.30       $2.81        10,934
                2009...     $1.31       $2.30        14,320
                2008...     $2.81       $1.31        17,282
                2007...     $2.25       $2.81        15,066
                2006...     $1.57       $2.25        17,933
                2005...     $1.22       $1.57        22,930
                2004...     $0.00       $1.22        15,922
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.97       $0.92            --
                2010...     $0.86       $0.97            --
                2009...     $0.67       $0.86            --
                2008...     $0.95       $0.67            --
                2007...     $1.00(s)    $0.95            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.16       $1.14            --
                2010...     $1.06       $1.16            --
                2009...     $0.78       $1.06            --
                2008...     $1.27       $0.78            --
                2007...     $1.00(s)    $1.27            --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.03       $0.95            --
                2010...     $0.82       $1.03            --
                2009...     $0.59       $0.82            --
                2008...     $1.25       $0.59            --
                2007...     $1.00(s)    $1.25            --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.50       $1.31         5,824
                2010...     $1.13       $1.50         6,783
                2009...     $0.71       $1.13         7,904
                2008...     $1.20       $0.71         9,145
                2007...     $1.20       $1.20         9,607
                2006...     $1.09       $1.20        10,431
                2005...     $1.06       $1.09        10,103
                2004...     $1.02       $1.06        24,538
                2003...     $1.00(a)    $1.02        14,521
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.35       $1.31         3,884
                2010...     $1.24       $1.35         5,438
                2009...     $1.03       $1.24         8,237
                2008...     $1.57       $1.03         8,005
                2007...     $1.50       $1.57         7,987
                2006...     $1.27       $1.50            --
                2005...     $0.00       $1.27         3,663
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63            --
                2010...     $0.68       $0.79            --
                2009...     $0.41       $0.68            --
                2008...     $0.97       $0.41            --
                2007...     $1.00(s)    $0.97            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.83            --
                2010...     $0.73       $0.88            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(s)    $0.96            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.06       $1.02            --
                2010...     $0.99       $1.06            --
                2009...     $0.70       $0.99            --
                2008...     $0.00       $0.70            --
                2007...     $1.19       $1.32            --
                2006...     $1.13       $1.19         2,123
                2005...     $1.10       $1.13         2,146
                2004...     $0.00       $1.10         2,070
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.31        50,661
                2010...     $0.29       $0.33        83,963
                2009...     $0.24       $0.29        91,070
                2008...     $1.14       $0.24        36,653
                2007...     $1.17       $1.14        32,036
                2006...     $1.09       $1.17        30,882
                2005...     $1.10       $1.09        79,170
                2004...     $0.00       $1.10        56,494
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(s)    $0.90            --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.62       $1.47            --
                2010...     $1.45       $1.62         2,049
                2009...     $1.07       $1.45         5,988
                2008...     $1.92       $1.07         6,350
                2007...     $1.74       $1.92         5,295
                2006...     $1.38       $1.74            --
                2005...     $1.22       $1.38         1,549
                2004...     $1.07       $1.22         6,883
                2003...     $1.00(a)    $1.07         6,741
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.01       $1.00        10,316
                2010...     $0.91       $1.01        10,430
                2009...     $0.72       $0.91        10,545
                2008...     $1.34       $0.72        10,662
                2007...     $1.44       $1.34        10,780
                2006...     $1.27       $1.44        10,900
                2005...     $0.00       $1.27        24,401
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.06       $0.99            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.00(s)    $1.25            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.27       $1.03         9,490
                2010...     $1.18       $1.27         9,572
                2009...     $0.97       $1.18         9,822
                2008...     $1.77       $0.97         9,738
                2007...     $1.67       $1.77        10,193
                2006...     $1.34       $1.67         9,369
                2005...     $1.22       $1.34        11,286
                2004...     $1.07       $1.22        14,627
                2003...     $1.00(a)    $1.07         7,725

2.30% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.18       $1.10            --
                2010...     $1.01       $1.18            --
                2009...     $0.79       $1.01            --
                2008...     $1.31       $0.79            --
                2007...     $1.00(s)    $1.31            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.35       $1.08            --
                2010...     $1.14       $1.35            --
                2009...     $0.71       $1.14            --
                2008...     $1.16       $0.71            --
                2007...     $1.12       $1.16            --
                2006...     $1.09       $1.12            --
                2005...     $1.05       $1.09            --
                2004...     $0.00       $1.05        15,634



2.35% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.08       $1.14        259,129
                2010...     $1.01       $1.08        354,802
                2009...     $0.90       $1.01        275,796
                2008...     $1.06       $0.90        129,864
                2007...     $1.06       $1.06         25,679
                2006...     $1.04       $1.06         18,270
                2005...     $1.04       $1.04         18,047
                2004...     $0.00       $1.04          2,964
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.51       $1.44         86,394
                2010...     $1.23       $1.51        115,611
                2009...     $0.92       $1.23         92,721
                2008...     $1.48       $0.92         72,113
                2007...     $1.41       $1.48         24,526
                2006...     $1.32       $1.41          4,370
                2005...     $1.21       $1.32          4,387
                2004...     $0.00       $1.21          2,318
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.14       $1.13             --
                2010...     $1.02       $1.14          7,294
                2009...     $0.83       $1.02          7,384
                2008...     $1.35       $0.83             --
                2007...     $1.00(s)    $1.35             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.30       $1.27         88,691
                2010...     $1.17       $1.30        106,587
                2009...     $1.02       $1.17        106,546
                2008...     $1.00       $1.02         38,782
                2007...     $0.00       $1.00         20,010
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.98       $0.95         99,663
                2010...     $1.00       $0.98         80,858
                2009...     $1.02       $1.00         64,908
                2008...     $1.02       $1.02         90,223
                2007...     $1.00       $1.02         11,896
                2006...     $0.98       $1.00         11,039
                2005...     $0.00       $0.98         11,101




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.00       $1.05         11,550
                2010...     $0.96       $1.00         26,355
                2009...     $0.91       $0.96          7,323
                2008...     $1.07       $0.91          7,866
                2007...     $1.00(s)    $1.07             --
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.53       $1.58         65,921
                2010...     $1.22       $1.53         76,410
                2009...     $1.00       $1.22         30,660
                2008...     $1.61       $1.00         17,009
                2007...     $0.00       $1.61          1,733
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44        134,794
                2010...     $0.55       $0.56        132,917
                2009...     $0.42       $0.55        132,017
                2008...     $1.00       $0.42          8,707
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.09       $1.09             --
                2010...     $0.98       $1.09             --
                2009...     $0.85       $0.98             --
                2008...     $1.33       $0.85             --
                2007...     $1.37       $1.33             --
                2006...     $1.20       $1.37          2,420
                2005...     $1.18       $1.20          2,448
                2004...     $0.00       $1.18          2,476
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.04       $1.03          4,549
                2010...     $0.92       $1.04          5,582
                2009...     $0.70       $0.92          6,037
                2008...     $1.23       $0.70          5,345
                2007...     $1.04       $1.23          5,460
                2006...     $1.11       $1.04          5,840
                2005...     $0.00       $1.11          5,178
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.23       $1.21         66,175
                2010...     $1.11       $1.23         69,631
                2009...     $0.95       $1.11         24,338
                2008...     $1.33       $0.95          5,893
                2007...     $1.44       $1.33          6,597
                2006...     $1.24       $1.44          4,612
                2005...     $0.00       $1.24          4,628
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.11       $1.21         90,389
                2010...     $1.08       $1.11         78,070
                2009...     $1.00       $1.08         32,153
                2008...     $1.05       $1.00             --
                2007...     $1.00(s)    $1.05             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99          3,854
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77             --

2.35% Variable Account Charge Continued



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.42       $1.35         16,998
                2010...     $1.25       $1.42         24,360
                2009...     $0.94       $1.25         28,330
                2008...     $1.68       $0.94         20,252
                2007...     $1.47       $1.68         19,660
                2006...     $1.35       $1.47          4,668
                2005...     $1.18       $1.35          4,721
                2004...     $0.00       $1.18          4,776
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.10         96,298
                2010...     $1.00       $1.12        103,165
                2009...     $0.79       $1.00        106,746
                2008...     $1.41       $0.79         87,171
                2007...     $1.42       $1.41          8,224
                2006...     $1.21       $1.42         11,019
                2005...     $1.18       $1.21         11,356
                2004...     $0.00       $1.18          4,934
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.13         48,777
                2010...     $1.01       $1.12         51,096
                2009...     $0.72       $1.01         22,541
                2008...     $0.98       $0.72         10,848
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.93       $1.68          6,369
                2010...     $1.53       $1.93         17,361
                2009...     $1.12       $1.53         17,653
                2008...     $1.90       $1.12         17,046
                2007...     $0.00       $1.90         10,578
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.09       $1.05         46,977
                2010...     $1.00       $1.09         47,554
                2009...     $0.79       $1.00         48,047
                2008...     $1.23       $0.79          1,220
                2007...     $0.00       $1.23          1,240
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.94       $0.88         67,595
                2010...     $0.75       $0.94         99,174
                2009...     $0.59       $0.75         76,170
                2008...     $0.91       $0.59         18,889
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH
                SECURITIES SUB-ACCOUNT(K):
                2011...     $1.33       $1.24         32,896
                2010...     $1.07       $1.33         33,844
                2009...     $0.76       $1.07         34,241
                2008...     $1.36       $0.76             --
                2007...     $0.00       $1.36          2,608
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.23       $1.19         40,088
                2010...     $1.13       $1.23         40,550
                2009...     $0.92       $1.13         41,019
                2008...     $1.49       $0.92             --
                2007...     $1.00(s)    $1.49          4,501
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.34       $1.93         16,445
                2010...     $2.04       $2.34          7,557
                2009...     $1.21       $2.04          7,915
                2008...     $2.62       $1.21          4,121
                2007...     $2.08       $2.62          1,500
                2006...     $1.66       $2.08          2,110
                2005...     $1.34       $1.66          2,134
                2004...     $0.00       $1.34          2,158




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05          41,647
                2010...     $1.00       $1.01              --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $0.81       $0.75         220,693
                2010...     $0.72       $0.81         580,358
                2009...     $0.58       $0.72         439,739
                2008...     $1.00       $0.58          52,819
                2007...     $1.00(s)    $0.94              --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.92       $0.89         100,459
                2010...     $0.83       $0.92         123,084
                2009...     $0.72       $0.83         119,484
                2008...     $0.97       $0.72          36,899
                2007...     $1.00(s)    $0.97              --
               IBBOTSON CONSERVATIVE ETF ASSET
                ALLOCATION SUB-ACCOUNT:
                2011...     $1.02       $1.02         138,531
                2010...     $0.97       $1.02         141,891
                2009...     $0.93       $0.97         139,443
                2008...     $1.01       $0.93           8,633
                2007...     $1.00(s)    $1.01              --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.81         403,204
                2010...     $0.77       $0.86         445,164
                2009...     $0.63       $0.77         520,587
                2008...     $1.00       $0.63         360,905
                2007...     $1.00(s)    $0.95              --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.96       $0.95         943,004
                2010...     $0.90       $0.96       1,005,869
                2009...     $0.82       $0.90       1,008,975
                2008...     $1.00       $0.82         199,215
                2007...     $1.00(s)    $0.99              --
               INVESCO VAN KAMPEN V.I. EQUITY AND
                INCOME SUB-ACCOUNT(Y)(KK):
                2011...     $0.99       $0.95              --
                2010...     $0.94       $0.99              --
                2009...     $0.72       $0.94              --
                2008...     $1.20       $0.72              --
                2007...     $1.00(s)    $1.20              --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.02       $0.92              --
                2010...     $0.91       $1.02              --
                2009...     $0.77       $0.91              --
                2008...     $1.37       $0.77              --
                2007...     $1.00(s)    $1.37              --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Y):
                2011...     $1.19       $1.16              --
                2010...     $1.12       $1.19              --
                2009...     $0.89       $1.12              --
                2008...     $1.31       $0.89              --
                2007...     $1.00(s)    $1.31              --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.88          68,099
                2010...     $0.73       $0.91          87,365
                2009...     $0.62       $0.73          61,644
                2008...     $0.92       $0.62          27,519
                2007...     $1.00(s)    $0.92              --

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. AMERICAN
                FRANCHISE SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.19       $1.09             --
                2010...     $1.02       $1.19             --
                2009...     $0.63       $1.02             --
                2008...     $1.27       $0.63             --
                2007...     $1.00(s)    $1.27             --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.20       $1.15         20,114
                2010...     $1.07       $1.20          1,150
                2009...     $0.85       $1.07          1,139
                2008...     $1.35       $0.85          1,073
                2007...     $0.00       $1.35          1,117
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.29       $1.23             --
                2010...     $1.18       $1.29          6,485
                2009...     $0.97       $1.18          6,565
                2008...     $1.47       $0.97             --
                2007...     $1.00(s)    $1.47             --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.88       $0.86             --
                2010...     $0.74       $0.88             --
                2009...     $0.54       $0.74             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.20       $1.99        211,438
                2010...     $2.07       $2.20        223,623
                2009...     $1.69       $2.07        191,304
                2008...     $2.34       $1.69        101,650
                2007...     $0.00       $2.34          2,673
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.35       $1.36         19,231
                2010...     $1.18       $1.35             --
                2009...     $1.07       $1.18             --
                2008...     $1.38       $1.07             --
                2007...     $1.00(s)    $1.38             --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.42       $1.41             --
                2010...     $1.21       $1.42             --
                2009...     $1.00       $1.21             --
                2008...     $1.56       $1.00             --
                2007...     $1.00(s)    $1.56             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.56       $1.19         89,340
                2010...     $1.36       $1.56         70,532
                2009...     $0.80       $1.36         63,217
                2008...     $2.13       $0.80          4,667
                2007...     $0.00       $2.13          1,722
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.23       $1.23        110,413
                2010...     $1.12       $1.23        135,531
                2009...     $0.90       $1.12         83,089
                2008...     $1.45       $0.90         47,978
                2007...     $1.18       $1.45         10,956
                2006...     $1.15       $1.18          5,903
                2005...     $0.00       $1.15          5,815




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE
                EQUITY SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.62       $1.36         93,287
                2010...     $1.45       $1.62        105,446
                2009...     $1.08       $1.45         65,782
                2008...     $1.92       $1.08         37,522
                2007...     $1.79       $1.92          9,845
                2006...     $1.42       $1.79          6,242
                2005...     $0.00       $1.42          7,003
               IVY FUNDS VIP INTERNATIONAL
                GROWTH SUB-ACCOUNT(M)(W):
                2011...     $1.50       $1.35         43,438
                2010...     $1.33       $1.50         26,616
                2009...     $1.08       $1.33         26,895
                2008...     $1.91       $1.08          1,980
                2007...     $0.00       $1.91          1,745
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.47       $1.34         10,426
                2010...     $1.07       $1.47         10,734
                2009...     $0.78       $1.07         11,384
                2008...     $1.53       $0.78          3,061
                2007...     $1.00(s)    $1.53             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.60       $1.55          7,011
                2010...     $1.24       $1.60             --
                2009...     $0.87       $1.24             --
                2008...     $1.39       $0.87             --
                2007...     $1.00(s)    $1.39             --
               IVY FUNDS VIP SCIENCE AND
                TECHNOLOGY SUB-ACCOUNT(W):
                2011...     $1.77       $1.63         18,920
                2010...     $1.61       $1.77         17,483
                2009...     $1.15       $1.61         18,768
                2008...     $1.78       $1.15         15,535
                2007...     $0.00       $1.78          9,148
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.46       $1.27         16,809
                2010...     $1.16       $1.46         19,545
                2009...     $0.88       $1.16         20,813
                2008...     $1.48       $0.88         21,423
                2007...     $0.00       $1.48          8,934
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.52       $1.30         24,201
                2010...     $1.23       $1.52         29,856
                2009...     $0.98       $1.23         32,301
                2008...     $1.36       $0.98         34,342
                2007...     $1.45       $1.36         13,174
                2006...     $1.27       $1.45          2,029
                2005...     $0.00       $1.27          1,997
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.29       $1.17             --
                2010...     $1.12       $1.29             --
                2009...     $0.90       $1.12             --
                2008...     $1.40       $0.90             --
                2007...     $1.00(s)    $1.40             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.42       $1.41          6,192
                2010...     $1.35       $1.42             --
                2009...     $1.10       $1.35             --
                2008...     $1.34       $1.10             --
                2007...     $1.00(s)    $1.34             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.51       $1.38         47,415
                2010...     $1.46       $1.51         58,665
                2009...     $1.02       $1.46         62,519
                2008...     $1.88       $1.02         50,341
                2007...     $0.00       $1.88         12,465

2.35% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.80       $1.85         58,214
                2010...     $2.29       $2.80         80,648
                2009...     $1.31       $2.29         66,947
                2008...     $2.81       $1.31         37,728
                2007...     $0.00       $2.81          9,026
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.97       $0.92         36,293
                2010...     $0.86       $0.97         52,118
                2009...     $0.67       $0.86         30,438
                2008...     $0.94       $0.67         13,405
                2007...     $1.00       $0.94             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.16       $1.13         94,798
                2010...     $1.06       $1.16        104,822
                2009...     $0.78       $1.06         66,559
                2008...     $1.26       $0.78         38,980
                2007...     $0.00       $1.26          3,570
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.03       $0.94             --
                2010...     $0.82       $1.03             --
                2009...     $0.59       $0.82             --
                2008...     $1.25       $0.59             --
                2007...     $1.00(s)    $1.25             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.49       $1.30             --
                2010...     $1.12       $1.49             --
                2009...     $0.71       $1.12             --
                2008...     $1.19       $0.71             --
                2007...     $1.00(s)    $1.19             --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.34       $1.30        200,897
                2010...     $1.23       $1.34        241,446
                2009...     $1.03       $1.23        153,044
                2008...     $1.57       $1.03         68,345
                2007...     $0.00       $1.57          4,851
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63         98,014
                2010...     $0.68       $0.79        100,514
                2009...     $0.41       $0.68         78,169
                2008...     $1.00       $0.41         23,458
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.88       $0.83         36,655
                2010...     $0.73       $0.88         43,014
                2009...     $0.57       $0.73         49,934
                2008...     $0.96       $0.57         46,744
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.05       $1.01          7,751
                2010...     $0.99       $1.05             --
                2009...     $0.70       $0.99             --
                2008...     $1.32       $0.70             --
                2007...     $1.00(s)    $1.32             --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.31         36,583
                2010...     $0.29       $0.33         29,159
                2009...     $0.24       $0.29         46,918
                2008...     $1.13       $0.24         17,922
                2007...     $1.17       $1.13         17,723
                2006...     $1.09       $1.17          5,120
                2005...     $0.00       $1.09          5,119




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(s)    $0.90            --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.62       $1.46         2,658
                2010...     $1.45       $1.62            --
                2009...     $1.06       $1.45            --
                2008...     $1.91       $1.06            --
                2007...     $1.73       $1.91           861
                2006...     $1.37       $1.73         2,145
                2005...     $1.22       $1.37         2,170
                2004...     $0.00       $1.22         2,195
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00        58,638
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04        93,660
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.00       $1.00            --
                2010...     $0.91       $1.00            --
                2009...     $0.72       $0.91            --
                2008...     $1.34       $0.72            --
                2007...     $1.00(s)    $1.34            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.06       $0.99            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.00(s)    $1.25            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.26       $1.03         1,181
                2010...     $1.18       $1.26         1,505
                2009...     $0.97       $1.18         7,890
                2008...     $1.77       $0.97        11,123
                2007...     $0.00       $1.77         6,521
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.18       $1.09         6,827
                2010...     $1.01       $1.18            --
                2009...     $0.78       $1.01            --
                2008...     $1.31       $0.78            --
                2007...     $1.00(s)    $1.31            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.34       $1.08            --
                2010...     $1.14       $1.34            --
                2009...     $0.71       $1.14            --
                2008...     $1.15       $0.71            --
                2007...     $1.12       $1.15            --
                2006...     $1.09       $1.12            --
                2005...     $1.05       $1.09            --
                2004...     $0.00       $1.05        15,634

2.40% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.08       $1.14         53,179
                2010...     $1.01       $1.08         77,022
                2009...     $0.89       $1.01         81,976
                2008...     $1.06       $0.89        110,757
                2007...     $1.06       $1.06        123,416
                2006...     $1.04       $1.06        123,042
                2005...     $1.04       $1.04        118,298
                2004...     $1.01       $1.04         55,003
                2003...     $1.00(a)    $1.01         22,242
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.50       $1.43         13,416
                2010...     $1.22       $1.50         20,341
                2009...     $0.92       $1.22         25,432
                2008...     $1.48       $0.92         25,644
                2007...     $1.41       $1.48         25,294
                2006...     $1.32       $1.41         25,252
                2005...     $1.20       $1.32         25,765
                2004...     $1.07       $1.20         12,968
                2003...     $1.00(a)    $1.07          8,026
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.13       $1.13             --
                2010...     $1.01       $1.13             --
                2009...     $0.83       $1.01             --
                2008...     $1.35       $0.83             --
                2007...     $1.00(s)    $1.35             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.30       $1.27          4,255
                2010...     $1.17       $1.30          4,882
                2009...     $1.02       $1.17          5,114
                2008...     $1.00       $1.02          5,537
                2007...     $0.00       $1.00          6,118
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.97       $0.95         10,471
                2010...     $1.00       $0.97         10,703
                2009...     $1.02       $1.00          9,684
                2008...     $1.02       $1.02          9,617
                2007...     $1.00       $1.02         12,348
                2006...     $0.98       $1.00         10,897
                2005...     $0.98       $0.98         10,327
                2004...     $1.00       $0.98          3,417
                2003...     $1.00(a)    $1.00          2,063
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.00       $1.04          3,229
                2010...     $0.96       $1.00          3,628
                2009...     $0.91       $0.96          3,332
                2008...     $1.07       $0.91         11,038
                2007...     $1.06       $1.07         14,272
                2006...     $1.03       $1.06         20,854
                2005...     $1.03       $1.03         20,158
                2004...     $0.00       $1.03          9,185
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.53       $1.57          9,302
                2010...     $1.21       $1.53         13,196
                2009...     $1.00       $1.21         17,518
                2008...     $1.60       $1.00         18,159
                2007...     $1.95       $1.60         16,063
                2006...     $1.53       $1.95         19,131
                2005...     $1.41       $1.53         22,704
                2004...     $1.06       $1.41         12,147
                2003...     $1.00(a)    $1.06          3,832




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56            --
                2009...     $0.42       $0.55            --
                2008...     $1.00       $0.42            --
                2007...     $1.00(s)    $0.92            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.08       $1.09            --
                2010...     $0.97       $1.08            --
                2009...     $0.85       $0.97            --
                2008...     $1.33       $0.85            --
                2007...     $1.37       $1.33            --
                2006...     $1.20       $1.37         3,273
                2005...     $1.17       $1.20         4,157
                2004...     $0.00       $1.17         4,068
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.04       $1.02        35,610
                2010...     $0.92       $1.04        65,675
                2009...     $0.70       $0.92        79,465
                2008...     $1.23       $0.70        80,972
                2007...     $1.04       $1.23        81,712
                2006...     $1.10       $1.04        84,170
                2005...     $1.11       $1.10        78,662
                2004...     $1.03       $1.11        47,453
                2003...     $1.00(a)    $1.03        26,327
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.22       $1.20        13,546
                2010...     $1.11       $1.22        13,962
                2009...     $0.95       $1.11        14,090
                2008...     $1.32       $0.95        14,176
                2007...     $1.43       $1.32        15,925
                2006...     $1.24       $1.43        17,869
                2005...     $1.21       $1.24        20,218
                2004...     $0.00       $1.21         9,470
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.11       $1.21        14,417
                2010...     $1.08       $1.11        16,087
                2009...     $1.00       $1.08        17,852
                2008...     $1.04       $1.00            --
                2007...     $1.00(s)    $1.04            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS:
                GLOBAL GROWTH/SM/ SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05            --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77            --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.42       $1.35         4,591
                2010...     $1.24       $1.42         4,865
                2009...     $0.94       $1.24         5,487
                2008...     $1.68       $0.94        14,926
                2007...     $1.47       $1.68        17,032
                2006...     $1.35       $1.47        18,621
                2005...     $1.18       $1.35        20,051
                2004...     $0.00       $1.18        10,300

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.12       $1.10        38,813
                2010...     $0.99       $1.12        72,298
                2009...     $0.78       $0.99        90,160
                2008...     $1.40       $0.78        86,306
                2007...     $1.42       $1.40        81,617
                2006...     $1.21       $1.42        85,056
                2005...     $1.18       $1.21        89,637
                2004...     $1.08       $1.18        61,225
                2003...     $1.00(a)    $1.08        32,434
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.13            --
                2010...     $1.00       $1.11            --
                2009...     $0.72       $1.00            --
                2008...     $0.98       $0.72            --
                2007...     $1.00(s)    $0.98            --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.92       $1.67         1,932
                2010...     $1.53       $1.92         1,979
                2009...     $1.12       $1.53         2,572
                2008...     $1.90       $1.12         8,357
                2007...     $1.69       $1.90        10,321
                2006...     $1.54       $1.69        13,069
                2005...     $1.33       $1.54        15,249
                2004...     $0.00       $1.33        10,202
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.08       $1.04            --
                2010...     $1.00       $1.08            --
                2009...     $0.79       $1.00            --
                2008...     $1.23       $0.79            --
                2007...     $1.00(s)    $1.23            --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.94       $0.88            --
                2010...     $0.75       $0.94            --
                2009...     $0.59       $0.75            --
                2008...     $0.91       $0.59            --
                2007...     $1.00(s)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.33       $1.23            --
                2010...     $1.07       $1.33            --
                2009...     $0.76       $1.07            --
                2008...     $1.35       $0.76            --
                2007...     $1.00(s)    $1.35            --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.22       $1.18            --
                2010...     $1.13       $1.22            --
                2009...     $0.92       $1.13           607
                2008...     $1.49       $0.92         2,585
                2007...     $1.48       $1.49         4,321
                2006...     $1.28       $1.48         4,580
                2005...     $1.18       $1.28         5,952
                2004...     $0.00       $1.18         6,036
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.33       $1.92         5,991
                2010...     $2.03       $2.33         7,659
                2009...     $1.21       $2.03         9,538
                2008...     $2.61       $1.21         8,937
                2007...     $2.08       $2.61         8,408
                2006...     $1.66       $2.08         9,401
                2005...     $1.34       $1.66        10,562
                2004...     $1.10       $1.34         5,168
                2003...     $1.00(a)    $1.10         2,679
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.81       $0.75            --
                2010...     $0.71       $0.81            --
                2009...     $0.58       $0.71            --
                2008...     $1.00       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.91       $0.89            --
                2010...     $0.83       $0.91            --
                2009...     $0.72       $0.83            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.02       $1.02            --
                2010...     $0.97       $1.02            --
                2009...     $0.93       $0.97            --
                2008...     $1.01       $0.93            --
                2007...     $1.00(s)    $1.01            --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.86       $0.80            --
                2010...     $0.76       $0.86            --
                2009...     $0.63       $0.76            --
                2008...     $1.00       $0.63            --
                2007...     $1.00(s)    $0.95            --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.96       $0.95            --
                2010...     $0.90       $0.96            --
                2009...     $0.82       $0.90            --
                2008...     $1.00       $0.82            --
                2007...     $1.00(s)    $0.99            --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.98       $0.94            --
                2010...     $0.94       $0.98            --
                2009...     $0.72       $0.94            --
                2008...     $1.20       $0.72            --
                2007...     $1.00(s)    $1.20            --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.02       $0.91           931
                2010...     $0.90       $1.02         1,024
                2009...     $0.77       $0.90           966
                2008...     $1.37       $0.77           803
                2007...     $0.00       $1.37           785
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.19       $1.16            --
                2010...     $1.11       $1.19            --
                2009...     $0.89       $1.11            --
                2008...     $1.31       $0.89            --
                2007...     $1.00(s)    $1.31            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.88            --
                2010...     $0.73       $0.91            --
                2009...     $0.62       $0.73            --
                2008...     $0.92       $0.62            --
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.19       $1.09            --
                2010...     $1.02       $1.19            --
                2009...     $0.63       $1.02            --
                2008...     $1.27       $0.63            --
                2007...     $1.00(s)    $1.27            --

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.20       $1.15         6,854
                2010...     $1.06       $1.20         7,429
                2009...     $0.85       $1.06         8,528
                2008...     $1.35       $0.85        15,337
                2007...     $1.42       $1.35        16,752
                2006...     $1.25       $1.42        18,260
                2005...     $1.23       $1.25        17,838
                2004...     $0.00       $1.23         4,654
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.28       $1.23            --
                2010...     $1.17       $1.28            --
                2009...     $0.97       $1.17            --
                2008...     $1.46       $0.97            --
                2007...     $1.00(s)    $1.46            --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.88       $0.86            --
                2010...     $0.73       $0.88            --
                2009...     $0.54       $0.73            --
                2008...     $0.95       $0.54            --
                2007...     $1.00(s)    $0.95            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.19       $1.98         2,051
                2010...     $2.06       $2.19         2,488
                2009...     $1.69       $2.06         3,136
                2008...     $2.33       $1.69        15,606
                2007...     $1.66       $2.33        22,511
                2006...     $1.41       $1.66        23,049
                2005...     $1.17       $1.41        26,653
                2004...     $0.00       $1.17         6,949
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.34       $1.36            --
                2010...     $1.18       $1.34            --
                2009...     $1.06       $1.18           809
                2008...     $1.38       $1.06         3,447
                2007...     $1.24       $1.38         5,761
                2006...     $1.14       $1.24         5,890
                2005...     $1.12       $1.14         7,295
                2004...     $0.00       $1.12         7,028
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.42       $1.41            --
                2010...     $1.20       $1.42            --
                2009...     $0.99       $1.20            --
                2008...     $1.56       $0.99            --
                2007...     $1.00(s)    $1.56            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.55       $1.19         1,802
                2010...     $1.36       $1.55         2,226
                2009...     $0.80       $1.36         2,636
                2008...     $2.13       $0.80         1,355
                2007...     $0.00       $2.13           511
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.22       $1.22        18,918
                2010...     $1.11       $1.22        20,254
                2009...     $0.90       $1.11        20,078
                2008...     $1.44       $0.90        20,021
                2007...     $1.18       $1.44        19,815
                2006...     $1.15       $1.18        18,823
                2005...     $0.00       $1.15        18,131




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.61       $1.35        25,004
                2010...     $1.45       $1.61        32,465
                2009...     $1.08       $1.45        38,846
                2008...     $1.92       $1.08        45,579
                2007...     $1.79       $1.92        44,449
                2006...     $1.41       $1.79        48,261
                2005...     $1.30       $1.41        53,435
                2004...     $1.09       $1.30        29,521
                2003...     $1.00(f)    $1.09        12,100
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.49       $1.35            --
                2010...     $1.33       $1.49            --
                2009...     $1.07       $1.33            --
                2008...     $1.90       $1.07            --
                2007...     $1.00(s)    $1.90            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.47       $1.33           935
                2010...     $1.07       $1.47           907
                2009...     $0.77       $1.07         1,123
                2008...     $1.52       $0.77         1,234
                2007...     $1.47       $1.52           993
                2006...     $1.34       $1.47           981
                2005...     $1.13       $1.34           955
                2004...     $0.00       $1.13         1,099
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.59       $1.55            --
                2010...     $1.24       $1.59            --
                2009...     $0.87       $1.24            --
                2008...     $1.39       $0.87            --
                2007...     $1.00(s)    $1.39            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.77       $1.63            --
                2010...     $1.61       $1.77            --
                2009...     $1.14       $1.61            --
                2008...     $1.77       $1.14            --
                2007...     $1.00(s)    $1.77            --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.45       $1.27            --
                2010...     $1.15       $1.45            --
                2009...     $0.88       $1.15            --
                2008...     $1.48       $0.88            --
                2007...     $1.33       $1.48            --
                2006...     $1.30       $1.33         1,486
                2005...     $1.18       $1.30         1,387
                2004...     $0.00       $1.18           465
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.52       $1.29        10,707
                2010...     $1.23       $1.52        10,420
                2009...     $0.98       $1.23        14,774
                2008...     $1.35       $0.98        19,939
                2007...     $1.45       $1.35        21,747
                2006...     $1.27       $1.45        23,057
                2005...     $1.25       $1.27        24,466
                2004...     $0.00       $1.25         9,837
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.29       $1.17            --
                2010...     $1.11       $1.29            --
                2009...     $0.90       $1.11           629
                2008...     $1.39       $0.90         2,680
                2007...     $1.40       $1.39         4,479
                2006...     $1.23       $1.40         5,313
                2005...     $1.20       $1.23         6,716
                2004...     $0.00       $1.20         6,617

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.42       $1.40            --
                2010...     $1.34       $1.42            --
                2009...     $1.10       $1.34           693
                2008...     $1.34       $1.10         2,951
                2007...     $1.24       $1.34         4,931
                2006...     $1.15       $1.24         8,504
                2005...     $1.10       $1.15        10,640
                2004...     $0.00       $1.10        10,979
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.51       $1.37           844
                2010...     $1.45       $1.51         1,023
                2009...     $1.02       $1.45         1,082
                2008...     $1.87       $1.02         1,095
                2007...     $1.40       $1.87         1,310
                2006...     $1.32       $1.40         1,256
                2005...     $1.20       $1.32         1,585
                2004...     $0.00       $1.20         1,938
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.79       $1.84         5,361
                2010...     $2.29       $2.79         4,633
                2009...     $1.31       $2.29         7,411
                2008...     $2.80       $1.31         8,586
                2007...     $2.24       $2.80         7,895
                2006...     $1.57       $2.24         8,158
                2005...     $1.22       $1.57        10,631
                2004...     $0.00       $1.22         2,298
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.97       $0.92            --
                2010...     $0.86       $0.97            --
                2009...     $0.66       $0.86            --
                2008...     $0.94       $0.66            --
                2007...     $1.00(s)    $0.94            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.15       $1.13            --
                2010...     $1.05       $1.15            --
                2009...     $0.78       $1.05            --
                2008...     $1.26       $0.78            --
                2007...     $1.00(s)    $1.26            --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.03       $0.94            --
                2010...     $0.81       $1.03            --
                2009...     $0.59       $0.81            --
                2008...     $1.25       $0.59            --
                2007...     $1.00(s)    $1.25            --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.49       $1.30         4,154
                2010...     $1.12       $1.49        15,587
                2009...     $0.70       $1.12        20,188
                2008...     $1.19       $0.70        19,922
                2007...     $1.19       $1.19        19,040
                2006...     $1.08       $1.19        19,333
                2005...     $1.06       $1.08        20,113
                2004...     $1.02       $1.06        16,773
                2003...     $1.00(a)    $1.02        12,326
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.34       $1.30         3,036
                2010...     $1.23       $1.34         3,682
                2009...     $1.03       $1.23         3,893
                2008...     $1.57       $1.03         3,940
                2007...     $0.00       $1.57         1,728
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63            --
                2010...     $0.68       $0.79            --
                2009...     $0.41       $0.68            --
                2008...     $1.00       $0.41            --
                2007...     $1.00(s)    $0.97            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.87       $0.83            --
                2010...     $0.73       $0.87            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(s)    $0.96            --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.05       $1.01         7,114
                2010...     $0.98       $1.05         7,555
                2009...     $0.70       $0.98         8,461
                2008...     $1.32       $0.70        12,197
                2007...     $1.19       $1.32        11,511
                2006...     $1.13       $1.19        15,889
                2005...     $1.10       $1.13        15,323
                2004...     $0.00       $1.10         4,660
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.33       $0.31        46,975
                2010...     $0.29       $0.33        47,894
                2009...     $0.24       $0.29        49,337
                2008...     $1.13       $0.24        22,361
                2007...     $1.16       $1.13        17,196
                2006...     $1.09       $1.16        15,089
                2005...     $1.10       $1.09        14,661
                2004...     $1.03       $1.10         3,953
                2003...     $1.00(a)    $1.03         2,640
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.84            --
                2010...     $0.73       $0.88            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(s)    $0.90            --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.61       $1.45            --
                2010...     $1.44       $1.61            --
                2009...     $1.06       $1.44            --
                2008...     $1.91       $1.06            --
                2007...     $1.00(s)    $1.91            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $1.00            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.03       $1.04            --
                2010...     $1.00       $1.03            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.00       $0.99            --
                2010...     $0.91       $1.00            --
                2009...     $0.72       $0.91            --
                2008...     $1.34       $0.72            --
                2007...     $1.00(s)    $1.34            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.06       $0.98            --
                2010...     $0.95       $1.06            --
                2009...     $0.75       $0.95            --
                2008...     $1.25       $0.75            --
                2007...     $1.00(s)    $1.25            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.26       $1.02         4,299
                2010...     $1.17       $1.26        16,720
                2009...     $0.96       $1.17        16,747
                2008...     $1.76       $0.96        14,640
                2007...     $1.67       $1.76        14,601
                2006...     $1.34       $1.67        16,053
                2005...     $1.22       $1.34        16,825
                2004...     $1.07       $1.22        17,457
                2003...     $1.00(a)    $1.07        12,794

2.40% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.18       $1.09          --
                2010...     $1.01       $1.18          --
                2009...     $0.78       $1.01          --
                2008...     $1.31       $0.78          --
                2007...     $1.00(s)    $1.31          --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.34       $1.07          --
                2010...     $1.13       $1.34          --
                2009...     $0.71       $1.13          --
                2008...     $1.15       $0.71          --
                2007...     $1.00(s)    $1.15          --



2.45% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.07       $1.13        111,459
                2010...     $1.01       $1.07         97,290
                2009...     $0.89       $1.01         78,099
                2008...     $1.06       $0.89         48,867
                2007...     $1.00(s)    $1.06             --
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.50       $1.43         42,602
                2010...     $1.22       $1.50         34,058
                2009...     $0.91       $1.22         15,317
                2008...     $1.48       $0.91         13,213
                2007...     $1.00(s)    $1.48             --
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.13       $1.12             --
                2010...     $1.01       $1.13             --
                2009...     $0.82       $1.01             --
                2008...     $1.34       $0.82             --
                2007...     $1.00(s)    $1.34             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.30       $1.26         35,249
                2010...     $1.17       $1.30         62,217
                2009...     $1.02       $1.17         16,539
                2008...     $1.00       $1.02          9,793
                2007...     $1.00(s)    $1.00             --
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.97       $0.94         14,581
                2010...     $0.99       $0.97         12,211
                2009...     $1.01       $0.99         11,645
                2008...     $1.02       $1.01          4,562
                2007...     $1.00(s)    $1.02             --
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.00       $1.04         13,736
                2010...     $0.96       $1.00         14,653
                2009...     $0.91       $0.96         14,401
                2008...     $1.07       $0.91          4,535
                2007...     $1.00(s)    $1.07             --
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.52       $1.56         19,130
                2010...     $1.21       $1.52         16,519
                2009...     $0.99       $1.21          7,072
                2008...     $1.60       $0.99          4,500
                2007...     $1.00(s)    $1.60             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44             --
                2010...     $0.55       $0.56             --
                2009...     $0.42       $0.55             --
                2008...     $0.92       $0.42             --
                2007...     $1.00(s)    $0.92        544,879
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.08       $1.08             --
                2010...     $0.97       $1.08             --
                2009...     $0.84       $0.97             --
                2008...     $1.04       $0.84             --
                2007...     $1.00(s)    $1.04             --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.04       $1.02             --
                2010...     $0.92       $1.04             --
                2009...     $0.70       $0.92             --
                2008...     $1.23       $0.70             --
                2007...     $1.00(s)    $1.23             --
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.22       $1.20         49,893
                2010...     $1.10       $1.22         43,659
                2009...     $0.94       $1.10         14,073
                2008...     $1.32       $0.94             --
                2007...     $1.00(s)    $1.32             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.11       $1.21         54,822
                2010...     $1.08       $1.11         43,909
                2009...     $1.00       $1.08         22,161
                2008...     $1.04       $1.00             --
                2007...     $1.00(s)    $1.04             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.41       $1.34         38,494
                2010...     $1.24       $1.41         38,977
                2009...     $0.94       $1.24         22,033
                2008...     $1.68       $0.94             --
                2007...     $1.00(s)    $1.68             --
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.09         12,970
                2010...     $0.99       $1.11          7,652
                2009...     $0.78       $0.99          7,744
                2008...     $1.40       $0.78         12,828
                2007...     $1.00(s)    $1.40             --
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.13         19,536
                2010...     $1.00       $1.11         13,647
                2009...     $0.72       $1.00         13,964
                2008...     $0.98       $0.72            738
                2007...     $1.00(s)    $0.98             --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.91       $1.66             --
                2010...     $1.52       $1.91             --
                2009...     $1.12       $1.52             --
                2008...     $1.90       $1.12             --
                2007...     $1.00(s)    $1.90             --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.08       $1.04          1,582
                2010...     $0.99       $1.08             --
                2009...     $0.78       $0.99             --
                2008...     $1.23       $0.78             --
                2007...     $1.00(s)    $1.23             --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.94       $0.88         30,504
                2010...     $0.75       $0.94         26,937
                2009...     $0.59       $0.75          7,030
                2008...     $0.91       $0.59             --
                2007...     $1.00(s)    $0.91             --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.32       $1.23         51,194
                2010...     $1.06       $1.32         49,006
                2009...     $0.76       $1.06         25,496
                2008...     $1.35       $0.76             --
                2007...     $1.00(s)    $1.35             --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.22       $1.18          1,402
                2010...     $1.12       $1.22             --
                2009...     $0.91       $1.12             --
                2008...     $1.49       $0.91             --
                2007...     $1.00(s)    $1.49             --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.33       $1.91         73,556
                2010...     $2.03       $2.33         73,435
                2009...     $1.20       $2.03         74,357
                2008...     $2.61       $1.20         65,944
                2007...     $1.00(s)    $2.61             --
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05         21,324
                2010...     $1.00       $1.01          9,770
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.81       $0.75        102,425
                2010...     $0.71       $0.81             --
                2009...     $0.58       $0.71             --
                2008...     $1.00       $0.58             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.91       $0.88         30,640
                2010...     $0.83       $0.91             --
                2009...     $0.72       $0.83             --
                2008...     $0.97       $0.72             --
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.01       $1.02             --
                2010...     $0.97       $1.01             --
                2009...     $0.92       $0.97             --
                2008...     $1.01       $0.92             --
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.85       $0.80        468,941
                2010...     $0.76       $0.85        505,234
                2009...     $0.63       $0.76        539,481
                2008...     $1.00       $0.63        618,286
                2007...     $1.00(s)    $0.95             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.96       $0.95        72,035
                2010...     $0.90       $0.96        44,254
                2009...     $0.82       $0.90        20,060
                2008...     $1.00       $0.82            --
                2007...     $1.00(s)    $0.99            --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.98       $0.94            --
                2010...     $0.93       $0.98            --
                2009...     $0.72       $0.93            --
                2008...     $1.19       $0.72            --
                2007...     $1.00(s)    $1.19            --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.01       $0.91            --
                2010...     $0.90       $1.01            --
                2009...     $0.76       $0.90            --
                2008...     $1.37       $0.76            --
                2007...     $1.00(s)    $1.37            --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.18       $1.15            --
                2010...     $1.11       $1.18            --
                2009...     $0.89       $1.11            --
                2008...     $1.31       $0.89            --
                2007...     $1.00(s)    $1.31            --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.88        33,713
                2010...     $0.73       $0.91        30,477
                2009...     $0.62       $0.73         7,647
                2008...     $0.92       $0.62           357
                2007...     $1.00(s)    $0.92            --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.18       $1.08            --
                2010...     $1.01       $1.18            --
                2009...     $0.63       $1.01            --
                2008...     $1.26       $0.63            --
                2007...     $1.00(s)    $1.26            --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.20       $1.14        16,634
                2010...     $1.06       $1.20        11,121
                2009...     $0.85       $1.06            --
                2008...     $1.35       $0.85            --
                2007...     $1.00       $1.35            --
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.28       $1.22            --
                2010...     $1.17       $1.28            --
                2009...     $0.97       $1.17            --
                2008...     $1.46       $0.97            --
                2007...     $1.00(s)    $1.46            --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.87       $0.86            --
                2010...     $0.73       $0.87            --
                2009...     $0.54       $0.73            --
                2008...     $0.95       $0.54            --
                2007...     $1.00       $0.95            --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.18       $1.98        34,855
                2010...     $2.06       $2.18        52,010
                2009...     $1.69       $2.06            --
                2008...     $2.33       $1.69            --
                2007...     $1.00(s)    $2.33            --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.34       $1.35             --
                2010...     $1.17       $1.34             --
                2009...     $1.06       $1.17             --
                2008...     $1.38       $1.06             --
                2007...     $1.00(s)    $1.38             --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.41       $1.40             --
                2010...     $1.20       $1.41             --
                2009...     $0.99       $1.20             --
                2008...     $1.56       $0.99             --
                2007...     $1.00(s)    $1.56             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.55       $1.19          2,575
                2010...     $1.35       $1.55             --
                2009...     $0.80       $1.35             --
                2008...     $2.13       $0.80             --
                2007...     $0.00       $2.13        250,674
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.22       $1.22         66,835
                2010...     $1.11       $1.22         56,337
                2009...     $0.90       $1.11         23,722
                2008...     $1.44       $0.90         13,867
                2007...     $1.00(s)    $1.44             --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.61       $1.35         57,674
                2010...     $1.44       $1.61         44,239
                2009...     $1.08       $1.44         17,496
                2008...     $1.91       $1.08         10,592
                2007...     $1.00(s)    $1.91             --
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.49       $1.34         50,657
                2010...     $1.33       $1.49         41,037
                2009...     $1.07       $1.33         18,412
                2008...     $1.90       $1.07             --
                2007...     $1.00(s)    $1.90             --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.46       $1.33          8,055
                2010...     $1.06       $1.46          8,156
                2009...     $0.77       $1.06          8,258
                2008...     $1.52       $0.77             --
                2007...     $1.00(s)    $1.52             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.59       $1.54             --
                2010...     $1.24       $1.59             --
                2009...     $0.86       $1.24             --
                2008...     $1.39       $0.86             --
                2007...     $1.00(s)    $1.39             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.76       $1.62          2,851
                2010...     $1.60       $1.76          2,017
                2009...     $1.14       $1.60             --
                2008...     $1.77       $1.14             --
                2007...     $1.00(s)    $1.77             --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.45       $1.26         26,138
                2010...     $1.15       $1.45         22,065
                2009...     $0.88       $1.15            980
                2008...     $1.48       $0.88          3,816
                2007...     $1.00(s)    $1.48             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.51       $1.29          9,179
                2010...     $1.23       $1.51          5,334
                2009...     $0.97       $1.23          1,347
                2008...     $1.35       $0.97          5,526
                2007...     $1.00(s)    $1.35             --
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.29       $1.16             --
                2010...     $1.11       $1.29             --
                2009...     $0.90       $1.11             --
                2008...     $1.39       $0.90             --
                2007...     $1.00(s)    $1.39             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.41       $1.40          3,526
                2010...     $1.34       $1.41             --
                2009...     $1.09       $1.34             --
                2008...     $1.33       $1.09             --
                2007...     $1.00(s)    $1.33             --
               JANUS ASPEN: FORTY SUB-ACCOUNT:
                2011...     $1.50       $1.37          9,453
                2010...     $1.45       $1.50          6,561
                2009...     $1.02       $1.45             --
                2008...     $1.87       $1.02             --
                2007...     $1.00       $1.87             --
               JANUS ASPEN(X): OVERSEAS SUB-ACCOUNT:
                2011...     $2.78       $1.83         30,481
                2010...     $2.28       $2.78         22,974
                2009...     $1.30       $2.28          7,705
                2008...     $2.80       $1.30          5,699
                2007...     $1.00(s)    $2.80             --
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.97       $0.92         29,397
                2010...     $0.86       $0.97         25,908
                2009...     $0.66       $0.86          6,142
                2008...     $0.94       $0.66             --
                2007...     $1.00(s)    $0.94             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.15       $1.13         56,283
                2010...     $1.05       $1.15         47,681
                2009...     $0.77       $1.05         20,069
                2008...     $1.26       $0.77         16,057
                2007...     $1.00(s)    $1.26             --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.02       $0.94             --
                2010...     $0.81       $1.02             --
                2009...     $0.59       $0.81             --
                2008...     $1.25       $0.59             --
                2007...     $1.00       $1.25             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.48       $1.29             --
                2010...     $1.12       $1.48             --
                2009...     $0.70       $1.12             --
                2008...     $1.19       $0.70             --
                2007...     $1.00(s)    $1.19             --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.33       $1.29         98,154
                2010...     $1.23       $1.33         84,083
                2009...     $1.03       $1.23         40,329
                2008...     $1.56       $1.03         22,823
                2007...     $1.00(s)    $1.56             --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.79       $0.63        104,774
                2010...     $0.68       $0.79         99,666
                2009...     $0.41       $0.68          8,031
                2008...     $1.00       $0.41             --
                2007...     $1.00(s)    $0.97             --

2.45% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.05       $1.01             --
                2010...     $0.98       $1.05             --
                2009...     $0.70       $0.98             --
                2008...     $1.32       $0.70             --
                2007...     $1.00(s)    $1.32             --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.32       $0.31         13,489
                2010...     $0.29       $0.32         13,659
                2009...     $0.24       $0.29         13,832
                2008...     $1.13       $0.24          6,378
                2007...     $1.00(s)    $1.13             --
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.84             --
                2010...     $0.73       $0.88             --
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00(s)    $0.90             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.61       $1.45            307
                2010...     $1.44       $1.61             --
                2009...     $1.06       $1.44             --
                2008...     $1.91       $1.06             --
                2007...     $1.00(s)    $1.91             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $0.99        126,971
                2010...     $1.00       $1.01        109,646
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.02       $1.04        202,765
                2010...     $1.00       $1.02        177,141
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $1.00       $0.99             --
                2010...     $0.91       $1.00             --
                2009...     $0.72       $0.91             --
                2008...     $1.33       $0.72             --
                2007...     $1.00(s)    $1.33             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.05       $0.98          8,978
                2010...     $0.94       $1.05          6,335
                2009...     $0.74       $0.94             --
                2008...     $1.24       $0.74             --
                2007...     $1.00(s)    $1.24             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.26       $1.02             --
                2010...     $1.17       $1.26             --
                2009...     $0.96       $1.17             --
                2008...     $1.76       $0.96             --
                2007...     $1.00(s)    $1.76             --
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.17       $1.09             --
                2010...     $1.00       $1.17             --
                2009...     $0.78       $1.00             --
                2008...     $1.30       $0.78             --
                2007...     $1.00(s)    $1.30             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.33       $1.07             --
                2010...     $1.13       $1.33             --
                2009...     $0.71       $1.13             --
                2008...     $1.15       $0.71             --
                2007...     $1.00(s)    $1.15             --






2.50% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.07       $1.13        297,754
                2010...     $1.00       $1.07        261,792
                2009...     $0.89       $1.00        245,480
                2008...     $1.05       $0.89         43,029
                2007...     $0.00       $1.05         24,380
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.49       $1.42         63,514
                2010...     $1.21       $1.49         52,782
                2009...     $0.91       $1.21         45,580
                2008...     $1.47       $0.91         12,794
                2007...     $0.00       $1.47          9,828
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.13       $1.12          8,172
                2010...     $1.01       $1.13          9,690
                2009...     $0.82       $1.01         10,599
                2008...     $1.34       $0.82          5,351
                2007...     $1.00(s)    $1.34             --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.29       $1.26         64,764
                2010...     $1.16       $1.29         75,244
                2009...     $1.01       $1.16         70,516
                2008...     $1.00       $1.01         26,578
                2007...     $0.00       $1.00          5,411
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.96       $0.94        207,931
                2010...     $0.99       $0.96         19,121
                2009...     $1.01       $0.99         17,655
                2008...     $1.02       $1.01        117,945
                2007...     $1.00(s)    $1.02             --
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $0.99       $1.03         23,456
                2010...     $0.95       $0.99         27,723
                2009...     $0.91       $0.95         25,929
                2008...     $1.07       $0.91          7,173
                2007...     $0.00       $1.07          4,617
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.52       $1.56         49,496
                2010...     $1.21       $1.52         39,037
                2009...     $0.99       $1.21         43,177
                2008...     $1.60       $0.99          8,682
                2007...     $0.00       $1.60          3,089
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44         91,399
                2010...     $0.55       $0.56         94,829
                2009...     $0.42       $0.55        103,712
                2008...     $1.00       $0.42         16,245
                2007...     $1.00(s)    $0.92             --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.07       $1.08             --
                2010...     $0.97       $1.07             --
                2009...     $0.84       $0.97             --
                2008...     $1.32       $0.84             --
                2007...     $1.00(s)    $1.32             --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.03       $1.02             --
                2010...     $0.91       $1.03             --
                2009...     $0.70       $0.91             --
                2008...     $1.22       $0.70             --
                2007...     $1.00(s)    $1.22             --

2.50%Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.21       $1.19         24,876
                2010...     $1.10       $1.21         36,916
                2009...     $0.94       $1.10         34,706
                2008...     $1.32       $0.94             --
                2007...     $1.00(s)    $1.32             --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.11       $1.20        123,773
                2010...     $1.08       $1.11        128,322
                2009...     $1.00       $1.08         60,557
                2008...     $1.04       $1.00         15,169
                2007...     $1.00(s)    $1.04             --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81             --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82             --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90             --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86             --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05             --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.99             --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76             --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77             --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.41       $1.34         10,364
                2010...     $1.23       $1.41         10,336
                2009...     $0.93       $1.23         12,140
                2008...     $1.67       $0.93          9,430
                2007...     $1.00(s)    $1.67             --
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.09         26,807
                2010...     $0.99       $1.11         27,370
                2009...     $0.78       $0.99         24,327
                2008...     $1.40       $0.78         13,008
                2007...     $0.00       $1.40          8,848
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.12         19,696
                2010...     $1.00       $1.11         21,362
                2009...     $0.72       $1.00         19,988
                2008...     $0.98       $0.72             --
                2007...     $1.00(s)    $0.98             --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.90       $1.66         42,797
                2010...     $1.52       $1.90         56,016
                2009...     $1.11       $1.52          8,017
                2008...     $1.89       $1.11          4,636
                2007...     $1.00(s)    $1.89             --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.08       $1.03         26,150
                2010...     $0.99       $1.08         26,492
                2009...     $0.78       $0.99         26,838
                2008...     $1.22       $0.78             --
                2007...     $1.00(s)    $1.22             --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.93       $0.88         36,174
                2010...     $0.75       $0.93         43,551
                2009...     $0.59       $0.75         45,589
                2008...     $0.91       $0.59          9,537
                2007...     $1.00(s)    $0.91             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.32       $1.22         22,997
                2010...     $1.06       $1.32         23,298
                2009...     $0.76       $1.06         23,602
                2008...     $1.35       $0.76             --
                2007...     $1.00(s)    $1.35             --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.21       $1.17         30,081
                2010...     $1.12       $1.21         29,236
                2009...     $0.91       $1.12         28,459
                2008...     $1.49       $0.91             --
                2007...     $1.00(s)    $1.49             --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.32       $1.90         10,239
                2010...     $2.02       $2.32          8,197
                2009...     $1.20       $2.02            463
                2008...     $2.60       $1.20          1,245
                2007...     $0.00       $2.60          1,007
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05             --
                2010...     $1.00       $1.01             --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.81       $0.75         94,915
                2010...     $0.71       $0.81         52,393
                2009...     $0.58       $0.71             --
                2008...     $1.00       $0.58             --
                2007...     $1.00(s)    $0.94             --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.91       $0.88        443,686
                2010...     $0.83       $0.91        510,161
                2009...     $0.72       $0.83        292,492
                2008...     $0.97       $0.72        170,240
                2007...     $1.00(s)    $0.97             --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.01       $1.02         34,185
                2010...     $0.97       $1.01         34,631
                2009...     $0.92       $0.97         35,084
                2008...     $1.01       $0.92             --
                2007...     $1.00(s)    $1.01             --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.85       $0.80             --
                2010...     $0.76       $0.85             --
                2009...     $0.63       $0.76             --
                2008...     $1.00       $0.63             --
                2007...     $1.00(s)    $0.95             --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.96       $0.94         70,560
                2010...     $0.90       $0.96        109,072
                2009...     $0.82       $0.90        110,782
                2008...     $1.00       $0.82             --
                2007...     $1.00(s)    $0.99             --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.98       $0.94             --
                2010...     $0.93       $0.98             --
                2009...     $0.71       $0.93             --
                2008...     $1.19       $0.71             --
                2007...     $1.00(s)    $1.19             --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.01       $0.90             --
                2010...     $0.90       $1.01             --
                2009...     $0.76       $0.90             --
                2008...     $1.36       $0.76             --
                2007...     $1.00(s)    $1.36             --

2.50%Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.18       $1.15             --
                2010...     $1.11       $1.18             --
                2009...     $0.89       $1.11             --
                2008...     $1.30       $0.89             --
                2007...     $1.00(s)    $1.30             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.88         56,601
                2010...     $0.73       $0.91         67,787
                2009...     $0.62       $0.73         69,665
                2008...     $0.92       $0.62         17,953
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.18       $1.08             --
                2010...     $1.01       $1.18             --
                2009...     $0.63       $1.01             --
                2008...     $1.46       $0.63             --
                2007...     $1.00(s)    $1.46             --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.19       $1.14             --
                2010...     $1.06       $1.19             --
                2009...     $0.84       $1.06             --
                2008...     $1.35       $0.84             --
                2007...     $1.00(s)    $1.35             --
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.27       $1.22          1,517
                2010...     $1.17       $1.27          2,276
                2009...     $0.96       $1.17          3,084
                2008...     $1.46       $0.96             --
                2007...     $1.00(s)    $1.46             --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.87       $0.86             --
                2010...     $0.73       $0.87             --
                2009...     $0.54       $0.73             --
                2008...     $0.95       $0.54             --
                2007...     $1.00(s)    $0.95             --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.17       $1.97        166,049
                2010...     $2.05       $2.17        157,104
                2009...     $1.68       $2.05         18,545
                2008...     $2.32       $1.68         11,508
                2007...     $1.00(s)    $2.32             --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.33       $1.34             --
                2010...     $1.17       $1.33             --
                2009...     $1.06       $1.17             --
                2008...     $1.37       $1.06             --
                2007...     $1.00(s)    $1.37             --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.41       $1.40             --
                2010...     $1.19       $1.41             --
                2009...     $0.99       $1.19             --
                2008...     $1.55       $0.99             --
                2007...     $1.00(s)    $1.55             --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.54       $1.18         76,247
                2010...     $1.35       $1.54         94,510
                2009...     $0.80       $1.35         17,257
                2008...     $2.12       $0.80         10,453
                2007...     $1.00(s)    $2.12             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.22       $1.21        102,115
                2010...     $1.11       $1.22         79,301
                2009...     $0.89       $1.11         75,905
                2008...     $1.44       $0.89         20,985
                2007...     $0.00(s)    $1.44          9,952
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.60       $1.34         55,038
                2010...     $1.44       $1.60         64,855
                2009...     $1.08       $1.44         61,492
                2008...     $1.91       $1.08         16,453
                2007...     $0.00(s)    $1.91          7,270
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.48       $1.34         24,664
                2010...     $1.32       $1.48         23,954
                2009...     $1.07       $1.32         23,183
                2008...     $1.89       $1.07             --
                2007...     $1.00(s)    $1.89             --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.46       $1.32             --
                2010...     $1.06       $1.46             --
                2009...     $0.77       $1.06             --
                2008...     $1.52       $0.77             --
                2007...     $1.00(s)    $1.52             --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.58       $1.54             --
                2010...     $1.23       $1.58             --
                2009...     $0.86       $1.23             --
                2008...     $1.39       $0.86             --
                2007...     $1.00(s)    $1.39             --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.76       $1.61          5,549
                2010...     $1.60       $1.76          8,582
                2009...     $1.14       $1.60          9,503
                2008...     $1.76       $1.14         11,885
                2007...     $0.00(s)    $1.76          2,890
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.44       $1.26          1,585
                2010...     $1.15       $1.44          1,517
                2009...     $0.87       $1.15          1,569
                2008...     $1.47       $0.87          3,851
                2007...     $0.00(s)    $1.47          3,517
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.51       $1.28          6,750
                2010...     $1.22       $1.51          6,633
                2009...     $0.97       $1.22          2,587
                2008...     $1.35       $0.97          5,269
                2007...     $0.00(s)    $1.35          5,127
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.28       $1.16             --
                2010...     $1.11       $1.28             --
                2009...     $0.90       $1.11             --
                2008...     $1.39       $0.90             --
                2007...     $1.00(s)    $1.39             --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.41       $1.39          2,997
                2010...     $1.33       $1.41          3,369
                2009...     $1.09       $1.33          5,911
                2008...     $1.33       $1.09          7,306
                2007...     $1.00(s)    $1.33             --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.50       $1.36        102,212
                2010...     $1.44       $1.50        142,321
                2009...     $1.01       $1.44          9,268
                2008...     $1.87       $1.01          8,164
                2007...     $0.00       $1.87          3,839

2.50%Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.77       $1.83         33,922
                2010...     $2.27       $2.77         33,394
                2009...     $1.30       $2.27         32,719
                2008...     $2.79       $1.30         16,249
                2007...     $0.00       $2.79          4,020
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.97       $0.92         41,269
                2010...     $0.86       $0.97         48,770
                2009...     $0.66       $0.86         38,689
                2008...     $0.94       $0.66         11,727
                2007...     $1.00(s)    $0.94             --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.14       $1.12         62,928
                2010...     $1.05       $1.14         75,515
                2009...     $0.77       $1.05         70,360
                2008...     $1.26       $0.77         15,414
                2007...     $0.00       $1.26         11,390
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.02       $0.93             --
                2010...     $0.81       $1.02             --
                2009...     $0.59       $0.81             --
                2008...     $1.24       $0.59             --
                2007...     $1.00(s)    $1.24             --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.47       $1.29          5,132
                2010...     $1.11       $1.47          5,199
                2009...     $0.70       $1.11             --
                2008...     $1.19       $0.70             --
                2007...     $1.00(s)    $1.19             --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.33       $1.29        139,423
                2010...     $1.22       $1.33        162,994
                2009...     $1.02       $1.22        144,161
                2008...     $1.56       $1.02         27,902
                2007...     $0.00       $1.56         15,579
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.78       $0.63         29,833
                2010...     $0.68       $0.78         34,762
                2009...     $0.41       $0.68         38,124
                2008...     $1.00       $0.41         10,469
                2007...     $1.00(s)    $0.97             --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.87       $0.82             --
                2010...     $0.73       $0.87             --
                2009...     $0.57       $0.73             --
                2008...     $0.96       $0.57             --
                2007...     $1.00(s)    $0.96             --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.04       $1.00             --
                2010...     $0.98       $1.04             --
                2009...     $0.70       $0.98             --
                2008...     $1.31       $0.70             --
                2007...     $1.00(s)    $1.31             --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.32       $0.31          6,825
                2010...     $0.29       $0.32          6,859
                2009...     $0.24       $0.29          7,005
                2008...     $1.13       $0.24          6,650
                2007...     $1.00(s)    $1.13             --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.88       $0.83         78,662
                2010...     $0.73       $0.88        116,137
                2009...     $0.55       $0.73             --
                2008...     $0.90       $0.55             --
                2007...     $1.00(s)    $0.90             --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.60       $1.44             --
                2010...     $1.43       $1.60             --
                2009...     $1.06       $1.43             --
                2008...     $1.90       $1.06             --
                2007...     $1.00(s)    $1.90             --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $0.99             --
                2010...     $1.00       $1.01             --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.02       $1.03             --
                2010...     $1.00       $1.02             --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $0.99       $0.99             --
                2010...     $0.90       $0.99             --
                2009...     $0.72       $0.90             --
                2008...     $1.33       $0.72             --
                2007...     $1.00(s)    $1.33             --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.05       $0.98             --
                2010...     $0.94       $1.05             --
                2009...     $0.74       $0.94             --
                2008...     $1.24       $0.74             --
                2007...     $1.00(s)    $1.24             --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.25       $1.01             --
                2010...     $1.17       $1.25          4,217
                2009...     $0.96       $1.17          4,195
                2008...     $1.75       $0.96          3,320
                2007...     $0.00       $1.75          3,801
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.17       $1.08             --
                2010...     $1.00       $1.17             --
                2009...     $0.78       $1.00             --
                2008...     $1.30       $0.78             --
                2007...     $1.00(s)    $1.30             --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.33       $1.06             --
                2010...     $1.13       $1.33             --
                2009...     $0.70       $1.13             --
                2008...     $1.15       $0.70             --
                2007...     $1.00(s)    $1.15             --



2.55% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.07       $1.12          --
                2010...     $1.00       $1.07          --
                2009...     $0.89       $1.00          --
                2008...     $1.00       $0.89          --
                2007...     $1.00(s)    $1.00          --

2.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.49       $1.42          --
                2010...     $1.21       $1.49          --
                2009...     $0.91       $1.21          --
                2008...     $1.47       $0.91          --
                2007...     $1.00(s)    $1.47          --
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.12       $1.11          --
                2010...     $1.00       $1.12          --
                2009...     $0.82       $1.00          --
                2008...     $1.34       $0.82          --
                2007...     $1.00(s)    $1.34          --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.29       $1.25          --
                2010...     $1.16       $1.29          --
                2009...     $1.01       $1.16          --
                2008...     $1.00       $1.01          --
                2007...     $1.00(s)    $1.00          --
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.96       $0.94          --
                2010...     $0.99       $0.96          --
                2009...     $1.01       $0.99          --
                2008...     $1.01       $1.01          --
                2007...     $1.00(s)    $1.01          --
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $0.99       $1.03          --
                2010...     $0.95       $0.99          --
                2009...     $0.90       $0.95          --
                2008...     $1.06       $0.90          --
                2007...     $1.00(s)    $1.06          --
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.51       $1.55          --
                2010...     $1.20       $1.51          --
                2009...     $0.99       $1.20          --
                2008...     $1.59       $0.99          --
                2007...     $1.00(s)    $1.59          --
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44          --
                2010...     $0.55       $0.56          --
                2009...     $0.42       $0.55          --
                2008...     $1.00       $0.42          --
                2007...     $1.00(s)    $0.92          --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.07       $1.07          --
                2010...     $0.96       $1.07          --
                2009...     $0.84       $0.96          --
                2008...     $1.32       $0.84          --
                2007...     $1.00(s)    $1.32          --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.03       $1.01          --
                2010...     $0.91       $1.03          --
                2009...     $0.69       $0.91          --
                2008...     $1.22       $0.69          --
                2007...     $1.00(s)    $1.22          --
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.21       $1.19          --
                2010...     $1.10       $1.21          --
                2009...     $0.94       $1.10          --
                2008...     $1.32       $0.94          --
                2007...     $1.00(s)    $1.32          --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.10       $1.20          --
                2010...     $1.08       $1.10          --
                2009...     $1.00       $1.08          --
                2008...     $1.04       $1.00          --
                2007...     $1.00(s)    $1.04          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81          --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82          --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90          --
               AMERICAN FUNDS IS: GROWTH SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86          --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05          --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.98          --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76          --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77          --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.40       $1.33          --
                2010...     $1.23       $1.40          --
                2009...     $0.93       $1.23          --
                2008...     $1.67       $0.93          --
                2007...     $1.00(s)    $1.67          --
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.10       $1.08          --
                2010...     $0.99       $1.10          --
                2009...     $0.78       $0.99          --
                2008...     $1.40       $0.78          --
                2007...     $1.00(s)    $1.40          --
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.12          --
                2010...     $1.00       $1.11          --
                2009...     $0.72       $1.00          --
                2008...     $0.98       $0.72          --
                2007...     $1.00(s)    $0.98          --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.90       $1.65          --
                2010...     $1.51       $1.90          --
                2009...     $1.11       $1.51          --
                2008...     $1.89       $1.11          --
                2007...     $1.00(s)    $1.89          --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.07       $1.03          --
                2010...     $0.99       $1.07          --
                2009...     $0.78       $0.99          --
                2008...     $1.22       $0.78          --
                2007...     $1.00(s)    $1.22          --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.93       $0.88          --
                2010...     $0.75       $0.93          --
                2009...     $0.59       $0.75          --
                2008...     $0.91       $0.59          --
                2007...     $1.00(s)    $0.91          --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.31       $1.22          --
                2010...     $1.06       $1.31          --
                2009...     $0.75       $1.06          --
                2008...     $1.35       $0.75          --
                2007...     $1.00(s)    $1.35          --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.21       $1.17          --
                2010...     $1.12       $1.21          --
                2009...     $0.91       $1.12          --
                2008...     $1.48       $0.91          --
                2007...     $1.00(s)    $1.48          --

2.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.31       $1.89          --
                2010...     $2.01       $2.31          --
                2009...     $1.20       $2.01          --
                2008...     $2.60       $1.20          --
                2007...     $1.00(s)    $2.60          --
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05          --
                2010...     $1.00       $1.01          --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.81       $0.75          --
                2010...     $0.71       $0.81          --
                2009...     $0.58       $0.71          --
                2008...     $1.00       $0.58          --
                2007...     $1.00(s)    $0.94          --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.91       $0.88          --
                2010...     $0.83       $0.91          --
                2009...     $0.72       $0.83          --
                2008...     $0.97       $0.72          --
                2007...     $1.00(s)    $0.97          --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.01       $1.02          --
                2010...     $0.97       $1.01          --
                2009...     $0.92       $0.97          --
                2008...     $1.01       $0.92          --
                2007...     $1.00(s)    $1.01          --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.85       $0.80          --
                2010...     $0.76       $0.85          --
                2009...     $0.63       $0.76          --
                2008...     $1.00       $0.63          --
                2007...     $1.00(s)    $0.95          --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.96       $0.94          --
                2010...     $0.89       $0.96          --
                2009...     $0.82       $0.89          --
                2008...     $1.00       $0.82          --
                2007...     $1.00(s)    $0.99          --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.97       $0.93          --
                2010...     $0.93       $0.97          --
                2009...     $0.71       $0.93          --
                2008...     $1.19       $0.71          --
                2007...     $1.00(s)    $1.19          --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.01       $0.90          --
                2010...     $0.90       $1.01          --
                2009...     $0.76       $0.90          --
                2008...     $1.36       $0.76          --
                2007...     $1.00(s)    $1.36          --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.17       $1.14          --
                2010...     $1.10       $1.17          --
                2009...     $0.88       $1.10          --
                2008...     $1.30       $0.88          --
                2007...     $1.00(s)    $1.30          --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.91       $0.87          --
                2010...     $0.72       $0.91          --
                2009...     $0.61       $0.72          --
                2008...     $0.92       $0.61          --
                2007...     $1.00(s)    $0.92          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.18       $1.07          --
                2010...     $1.01       $1.18          --
                2009...     $0.62       $1.01          --
                2008...     $1.26       $0.62          --
                2007...     $1.00(s)    $1.26          --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.19       $1.13          --
                2010...     $1.05       $1.19          --
                2009...     $0.84       $1.05          --
                2008...     $1.34       $0.84          --
                2007...     $1.00(s)    $1.34          --
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.27       $1.21          --
                2010...     $1.16       $1.27          --
                2009...     $0.96       $1.16          --
                2008...     $1.45       $0.96          --
                2007...     $1.00(s)    $1.45          --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.87       $0.86          --
                2010...     $0.73       $0.87          --
                2009...     $0.54       $0.73          --
                2008...     $0.95       $0.54          --
                2007...     $1.00(s)    $0.95          --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.17       $1.96          --
                2010...     $2.04       $2.17          --
                2009...     $1.68       $2.04          --
                2008...     $2.32       $1.68          --
                2007...     $1.00(s)    $2.32          --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.33       $1.34          --
                2010...     $1.16       $1.33          --
                2009...     $1.05       $1.16          --
                2008...     $1.37       $1.05          --
                2007...     $1.00(s)    $1.37          --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.40       $1.39          --
                2010...     $1.19       $1.40          --
                2009...     $0.99       $1.19          --
                2008...     $1.55       $0.99          --
                2007...     $1.00(s)    $1.55          --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.54       $1.18          --
                2010...     $1.35       $1.54          --
                2009...     $0.80       $1.35          --
                2008...     $2.12       $0.80          --
                2007...     $1.00(s)    $2.12          --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.21       $1.21          --
                2010...     $1.10       $1.21          --
                2009...     $0.89       $1.10          --
                2008...     $1.43       $0.89          --
                2007...     $1.00(s)    $1.43          --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.59       $1.34          --
                2010...     $1.43       $1.59          --
                2009...     $1.07       $1.43          --
                2008...     $1.91       $1.07          --
                2007...     $1.00(s)    $1.91          --

2.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.48       $1.33          --
                2010...     $1.32       $1.48          --
                2009...     $1.07       $1.32          --
                2008...     $1.89       $1.07          --
                2007...     $1.00(s)    $1.89          --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.45       $1.32          --
                2010...     $1.06       $1.45          --
                2009...     $0.77       $1.06          --
                2008...     $1.51       $0.77          --
                2007...     $1.00(s)    $1.51          --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.58       $1.53          --
                2010...     $1.23       $1.58          --
                2009...     $0.86       $1.23          --
                2008...     $1.39       $0.86          --
                2007...     $1.00(s)    $1.39          --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.75       $1.61          --
                2010...     $1.59       $1.75          --
                2009...     $1.13       $1.59          --
                2008...     $1.76       $1.13          --
                2007...     $1.00(s)    $1.76          --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.44       $1.25          --
                2010...     $1.14       $1.44          --
                2009...     $0.87       $1.14          --
                2008...     $1.47       $0.87          --
                2007...     $1.00(s)    $1.47          --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.50       $1.28          --
                2010...     $1.22       $1.50          --
                2009...     $0.97       $1.22          --
                2008...     $1.35       $0.97          --
                2007...     $1.00(s)    $1.35          --
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.28       $1.15          --
                2010...     $1.10       $1.28          --
                2009...     $0.89       $1.10          --
                2008...     $1.38       $0.89          --
                2007...     $1.00(s)    $1.38          --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.40       $1.39          --
                2010...     $1.33       $1.40          --
                2009...     $1.09       $1.33          --
                2008...     $1.33       $1.09          --
                2007...     $1.00(s)    $1.33          --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.49       $1.35          --
                2010...     $1.44       $1.49          --
                2009...     $1.01       $1.44          --
                2008...     $1.86       $1.01          --
                2007...     $1.00       $1.86          --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.76       $1.82          --
                2010...     $2.26       $2.76          --
                2009...     $1.30       $2.26          --
                2008...     $2.79       $1.30          --
                2007...     $1.00(s)    $2.79          --
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.97       $0.91          --
                2010...     $0.86       $0.97          --
                2009...     $0.66       $0.86          --
                2008...     $0.94       $0.66          --
                2007...     $1.00       $0.94          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.14       $1.12          --
                2010...     $1.04       $1.14          --
                2009...     $0.77       $1.04          --
                2008...     $1.25       $0.77          --
                2007...     $1.00(s)    $1.25          --
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.02       $0.93          --
                2010...     $0.81       $1.02          --
                2009...     $0.59       $0.81          --
                2008...     $1.24       $0.59          --
                2007...     $1.00(s)    $1.24          --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.47       $1.28          --
                2010...     $1.11       $1.47          --
                2009...     $0.70       $1.11          --
                2008...     $1.18       $0.70          --
                2007...     $1.00(s)    $1.18          --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.32       $1.28          --
                2010...     $1.22       $1.32          --
                2009...     $1.02       $1.22          --
                2008...     $1.56       $1.02          --
                2007...     $1.00(s)    $1.56          --
               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT (AA):
                2011...     $0.78       $0.62          --
                2010...     $0.68       $0.78          --
                2009...     $0.41       $0.68          --
                2008...     $1.00       $0.41          --
                2007...     $1.00(s)    $0.97          --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.87       $0.82          --
                2010...     $0.73       $0.87          --
                2009...     $0.57       $0.73          --
                2008...     $0.96       $0.57          --
                2007...     $1.00(s)    $0.96          --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.04       $1.00          --
                2010...     $0.98       $1.04          --
                2009...     $0.69       $0.98          --
                2008...     $1.31       $0.69          --
                2007...     $1.00(s)    $1.31          --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.32       $0.31          --
                2010...     $0.29       $0.32          --
                2009...     $0.23       $0.29          --
                2008...     $1.12       $0.23          --
                2007...     $1.00(s)    $1.12          --
               OPPENHEIMER MAIN STREET SMALL-& MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.87       $0.83          --
                2010...     $0.73       $0.87          --
                2009...     $0.55       $0.73          --
                2008...     $0.90       $0.55          --
                2007...     $1.00(s)    $0.90          --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.60       $1.44          --
                2010...     $1.43       $1.60          --
                2009...     $1.05       $1.43          --
                2008...     $1.90       $1.05          --
                2007...     $1.00(s)    $1.90          --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $0.99          --
                2010...     $1.00       $1.01          --

2.55% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.02       $1.03          --
                2010...     $1.00       $1.02          --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $0.99       $0.98          --
                2010...     $0.90       $0.99          --
                2009...     $0.71       $0.90          --
                2008...     $1.33       $0.71          --
                2007...     $1.00(s)    $1.33          --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.04       $0.97          --
                2010...     $0.94       $1.04          --
                2009...     $0.74       $0.94          --
                2008...     $1.24       $0.74          --
                2007...     $1.00(s)    $1.24          --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.25       $1.01          --
                2010...     $1.16       $1.25          --
                2009...     $0.96       $1.16          --
                2008...     $1.75       $0.96          --
                2007...     $1.00(s)    $1.75          --
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.16       $1.08          --
                2010...     $1.00       $1.16          --
                2009...     $0.78       $1.00          --
                2008...     $1.30       $0.78          --
                2007...     $1.00(s)    $1.30          --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.32       $1.06          --
                2010...     $1.12       $1.32          --
                2009...     $0.70       $1.12          --
                2008...     $1.15       $0.70          --
                2007...     $1.00(s)    $1.15          --




2.65% Variable Account Charge


                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.06       $1.11            --
                2010...     $0.99       $1.06        13,124
                2009...     $0.88       $0.99        13,843
                2008...     $1.05       $0.88        15,431
                2007...     $1.05       $1.05        19,100
                2006...     $1.03       $1.05        39,994
                2005...     $1.03       $1.03        39,427
                2004...     $1.01       $1.03        37,874
                2003...     $1.00(a)    $1.01        37,605
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.48       $1.40            --
                2010...     $1.20       $1.48         3,261
                2009...     $0.91       $1.20         3,708
                2008...     $1.46       $0.91         3,707
                2007...     $1.40       $1.46         3,977
                2006...     $1.31       $1.40         7,360
                2005...     $1.20       $1.31         7,291
                2004...     $1.07       $1.20         8,153
                2003...     $1.00(a)    $1.07         8,371




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $1.11       $1.10        14,811
                2010...     $1.00       $1.11        15,026
                2009...     $0.81       $1.00        15,395
                2008...     $1.33       $0.81        16,137
                2007...     $1.30       $1.33        13,878
                2006...     $1.16       $1.30        13,524
                2005...     $1.14       $1.16        14,114
                2004...     $0.00       $1.14        13,782
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.28       $1.24            --
                2010...     $1.15       $1.28            --
                2009...     $1.01       $1.15            --
                2008...     $0.99       $1.01            --
                2007...     $1.00(s)    $0.99            --
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.95       $0.93        10,987
                2010...     $0.98       $0.95        23,392
                2009...     $1.00       $0.98        21,740
                2008...     $1.01       $1.00        17,758
                2007...     $0.99       $1.01        26,776
                2006...     $0.97       $0.99        41,655
                2005...     $0.98       $0.97        40,782
                2004...     $1.00       $0.98        38,399
                2003...     $1.00(a)    $1.00        19,582
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $0.98       $1.02            --
                2010...     $0.95       $0.98            --
                2009...     $0.90       $0.95            --
                2008...     $1.06       $0.90            --
                2007...     $1.00(s)    $1.06            --
               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $1.50       $1.54            --
                2010...     $1.19       $1.50         1,659
                2009...     $0.98       $1.19         2,129
                2008...     $1.59       $0.98         1,596
                2007...     $1.93       $1.59         1,808
                2006...     $1.52       $1.93         1,748
                2005...     $1.40       $1.52         2,023
                2004...     $1.06       $1.40         2,360
                2003...     $1.00(a)    $1.06         2,730
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.56       $0.44            --
                2010...     $0.55       $0.56            --
                2009...     $0.42       $0.55            --
                2008...     $1.00       $0.42            --
                2007...     $1.00(s)    $0.92            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $1.06       $1.06            --
                2010...     $0.96       $1.06            --
                2009...     $0.84       $0.96            --
                2008...     $1.31       $0.84            --
                2007...     $1.00(s)    $1.31            --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $1.02       $1.00            --
                2010...     $0.91       $1.02        14,728
                2009...     $0.69       $0.91        16,004
                2008...     $1.22       $0.69        16,299
                2007...     $1.03       $1.22        16,253
                2006...     $1.10       $1.03        32,119
                2005...     $1.11       $1.10        29,140
                2004...     $1.03       $1.11        28,784
                2003...     $1.00(a)    $1.03        28,708

2.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $1.20       $1.18            --
                2010...     $1.09       $1.20            --
                2009...     $0.93       $1.09            --
                2008...     $1.31       $0.93            --
                2007...     $1.00(s)    $1.31            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.10       $1.20            --
                2010...     $1.07       $1.10            --
                2009...     $1.00       $1.07            --
                2008...     $1.04       $1.00            --
                2007...     $1.00(s)    $1.04            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05            --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.98            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77            --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $1.39       $1.32            --
                2010...     $1.22       $1.39        23,040
                2009...     $0.93       $1.22        24,260
                2008...     $1.66       $0.93        27,279
                2007...     $1.45       $1.66        21,396
                2006...     $1.34       $1.45        22,793
                2005...     $1.18       $1.34        23,486
                2004...     $0.00       $1.18        25,356
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $1.10       $1.07         9,606
                2010...     $0.98       $1.10        17,487
                2009...     $0.77       $0.98        18,188
                2008...     $1.39       $0.77        17,702
                2007...     $1.41       $1.39        16,457
                2006...     $1.21       $1.41        35,775
                2005...     $1.17       $1.21        38,839
                2004...     $1.08       $1.17        39,779
                2003...     $1.00(a)    $1.08        42,555
               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.11       $1.12            --
                2010...     $1.00       $1.11            --
                2009...     $0.71       $1.00            --
                2008...     $0.98       $0.71            --
                2007...     $1.00(s)    $0.98            --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.88       $1.64            --
                2010...     $1.50       $1.88            --
                2009...     $1.11       $1.50            --
                2008...     $1.88       $1.11            --
                2007...     $1.00(s)    $1.88            --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $1.06       $1.02         5,058
                2010...     $0.98       $1.06            --
                2009...     $0.78       $0.98            --
                2008...     $1.22       $0.78            --
                2007...     $1.00(s)    $1.22            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.93       $0.87          --
                2010...     $0.74       $0.93          --
                2009...     $0.59       $0.74          --
                2008...     $0.91       $0.59          --
                2007...     $1.00(s)    $0.91          --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $1.30       $1.21          --
                2010...     $1.05       $1.30          --
                2009...     $0.75       $1.05          --
                2008...     $1.34       $0.75          --
                2007...     $1.00(s)    $1.34          --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $1.20       $1.16          --
                2010...     $1.11       $1.20          --
                2009...     $0.90       $1.11          --
                2008...     $1.48       $0.90          --
                2007...     $1.00(s)    $1.48          --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $2.29       $1.88          --
                2010...     $2.00       $2.29          --
                2009...     $1.19       $2.00          --
                2008...     $2.59       $1.19          --
                2007...     $1.00(s)    $2.59          --
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05          --
                2010...     $1.00       $1.01          --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.80       $0.74          --
                2010...     $0.71       $0.80          --
                2009...     $0.58       $0.71          --
                2008...     $1.00       $0.58          --
                2007...     $1.00(s)    $0.94          --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.91       $0.88          --
                2010...     $0.83       $0.91          --
                2009...     $0.72       $0.83          --
                2008...     $0.97       $0.72          --
                2007...     $1.00(s)    $0.97          --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.01       $1.01          --
                2010...     $0.97       $1.01          --
                2009...     $0.92       $0.97          --
                2008...     $1.00       $0.92          --
                2007...     $1.00(s)    $1.00          --
               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.85       $0.80          --
                2010...     $0.76       $0.85          --
                2009...     $0.63       $0.76          --
                2008...     $1.00       $0.63          --
                2007...     $1.00(s)    $0.95          --
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.95       $0.94          --
                2010...     $0.89       $0.95          --
                2009...     $0.82       $0.89          --
                2008...     $1.00       $0.82          --
                2007...     $1.00(s)    $0.99          --

2.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.97       $0.92          --
                2010...     $0.92       $0.97          --
                2009...     $0.71       $0.92          --
                2008...     $1.18       $0.71          --
                2007...     $1.00(s)    $1.18          --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $1.00       $0.89          --
                2010...     $0.89       $1.00          --
                2009...     $0.76       $0.89          --
                2008...     $1.36       $0.76          --
                2007...     $1.00(s)    $1.36          --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $1.17       $1.13          --
                2010...     $1.10       $1.17          --
                2009...     $0.88       $1.10          --
                2008...     $1.30       $0.88          --
                2007...     $1.00(s)    $1.30          --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.90       $0.87          --
                2010...     $0.72       $0.90          --
                2009...     $0.61       $0.72          --
                2008...     $0.92       $0.61          --
                2007...     $1.00(s)    $0.92          --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.17       $1.06          --
                2010...     $1.00       $1.17          --
                2009...     $0.62       $1.00          --
                2008...     $1.25       $0.62          --
                2007...     $1.00(s)    $1.25          --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $1.18       $1.12          --
                2010...     $1.05       $1.18          --
                2009...     $0.84       $1.05          --
                2008...     $1.34       $0.84          --
                2007...     $1.00(s)    $1.34          --
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $1.26       $1.20          --
                2010...     $1.15       $1.26          --
                2009...     $0.96       $1.15          --
                2008...     $1.45       $0.96          --
                2007...     $1.00(s)    $1.45          --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.87       $0.85          --
                2010...     $0.73       $0.87          --
                2009...     $0.54       $0.73          --
                2008...     $0.95       $0.54          --
                2007...     $1.00(s)    $0.95          --
               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $2.15       $1.94          --
                2010...     $2.03       $2.15          --
                2009...     $1.67       $2.03          --
                2008...     $2.31       $1.67          --
                2007...     $1.00(s)    $2.31          --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.32       $1.33          --
                2010...     $1.16       $1.32          --
                2009...     $1.05       $1.16          --
                2008...     $1.36       $1.05          --
                2007...     $1.00(s)    $1.36          --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $1.39       $1.38            --
                2010...     $1.18       $1.39            --
                2009...     $0.98       $1.18            --
                2008...     $1.54       $0.98            --
                2007...     $1.00(s)    $1.54            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $1.53       $1.17            --
                2010...     $1.34       $1.53            --
                2009...     $0.79       $1.34            --
                2008...     $2.11       $0.79            --
                2007...     $1.00(s)    $2.11            --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $1.20       $1.20            --
                2010...     $1.10       $1.20            --
                2009...     $0.89       $1.10            --
                2008...     $1.43       $0.89            --
                2007...     $1.00(s)    $1.43            --
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $1.58       $1.33            --
                2010...     $1.42       $1.58            --
                2009...     $1.07       $1.42            --
                2008...     $1.90       $1.07            --
                2007...     $1.77       $1.90            --
                2006...     $1.41       $1.77         2,332
                2005...     $1.30       $1.41         2,617
                2004...     $1.09       $1.30         3,053
                2003...     $1.00(s)    $1.09         3,392
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $1.46       $1.32         4,076
                2010...     $1.31       $1.46         6,556
                2009...     $1.06       $1.31         6,963
                2008...     $1.88       $1.06         7,254
                2007...     $1.59       $1.88         6,782
                2006...     $1.35       $1.59         8,224
                2005...     $1.19       $1.35         9,110
                2004...     $1.07       $1.19        10,317
                2003...     $1.00(s)    $1.07        10,693
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.44       $1.30            --
                2010...     $1.05       $1.44            --
                2009...     $0.76       $1.05            --
                2008...     $1.51       $0.76            --
                2007...     $1.00(s)    $1.51            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.57       $1.52            --
                2010...     $1.23       $1.57            --
                2009...     $0.86       $1.23            --
                2008...     $1.38       $0.86            --
                2007...     $1.00(s)    $1.38            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.74       $1.59            --
                2010...     $1.58       $1.74            --
                2009...     $1.13       $1.58            --
                2008...     $1.75       $1.13            --
                2007...     $1.00(s)    $1.75            --
               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.43       $1.24            --
                2010...     $1.14       $1.43            --
                2009...     $0.87       $1.14            --
                2008...     $1.46       $0.87            --
                2007...     $1.00(s)    $1.46            --

2.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.49       $1.27            --
                2010...     $1.21       $1.49            --
                2009...     $0.96       $1.21            --
                2008...     $1.34       $0.96            --
                2007...     $1.00(s)    $1.34            --
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $1.27       $1.14            --
                2010...     $1.10       $1.27            --
                2009...     $0.89       $1.10            --
                2008...     $1.38       $0.89            --
                2007...     $1.00(s)    $1.38            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.39       $1.37            --
                2010...     $1.32       $1.39            --
                2009...     $1.08       $1.32            --
                2008...     $1.32       $1.08            --
                2007...     $1.00(s)    $1.32            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $1.48       $1.34            --
                2010...     $1.43       $1.48            --
                2009...     $1.01       $1.43            --
                2008...     $1.85       $1.01            --
                2007...     $1.00(s)    $1.85            --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $2.74       $1.81            --
                2010...     $2.25       $2.74            --
                2009...     $1.29       $2.25            --
                2008...     $2.77       $1.29            --
                2007...     $1.00(s)    $2.77            --
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.96       $0.91            --
                2010...     $0.86       $0.96            --
                2009...     $0.66       $0.86            --
                2008...     $0.94       $0.66            --
                2007...     $1.00(s)    $0.94            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $1.13       $1.11            --
                2010...     $1.04       $1.13            --
                2009...     $0.77       $1.04            --
                2008...     $1.25       $0.77
                2007...     $1.00(s)    $1.25
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $1.01       $0.92            --
                2010...     $0.80       $1.01            --
                2009...     $0.58       $0.80            --
                2008...     $1.24       $0.58            --
                2007...     $1.00(s)    $1.24            --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.46       $1.27            --
                2010...     $1.10       $1.46         3,918
                2009...     $0.69       $1.10         4,692
                2008...     $1.18       $0.69         5,447
                2007...     $1.18       $1.18         5,517
                2006...     $1.08       $1.18         9,677
                2005...     $1.05       $1.08         9,569
                2004...     $1.02       $1.05        10,159
                2003...     $1.00(a)    $1.02         9,218
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $1.31       $1.27            --
                2010...     $1.21       $1.31            --
                2009...     $1.02       $1.21            --
                2008...     $1.55       $1.02
                2007...     $1.00(s)    $1.55




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.78       $0.62            --
                2010...     $0.67       $0.78            --
                2009...     $0.41       $0.67            --
                2008...     $1.00       $0.41            --
                2007...     $1.00(s)    $0.97            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.87       $0.82            --
                2010...     $0.73       $0.87            --
                2009...     $0.57       $0.73            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(s)    $0.96            --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $1.03       $0.99            --
                2010...     $0.97       $1.03            --
                2009...     $0.69       $0.97            --
                2008...     $1.31       $0.69            --
                2007...     $1.00(s)    $1.31            --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.32       $0.30            --
                2010...     $0.29       $0.32        17,661
                2009...     $0.23       $0.29        18,964
                2008...     $1.12       $0.23         7,168
                2007...     $1.15       $1.12         6,580
                2006...     $1.09       $1.15        13,766
                2005...     $1.09       $1.09        13,821
                2004...     $1.03       $1.09        13,479
                2003...     $1.00(a)    $1.03        13,838
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.87       $0.83            --
                2010...     $0.73       $0.87            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(s)    $0.90            --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $1.58       $1.42            --
                2010...     $1.42       $1.58            --
                2009...     $1.05       $1.42            --
                2008...     $1.89       $1.05            --
                2007...     $1.00(s)    $1.89            --
               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $0.99            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.02       $1.03        60,851
                2010...     $1.00       $1.02            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $0.98       $0.97            --
                2010...     $0.89       $0.98            --
                2009...     $0.71       $0.89            --
                2008...     $1.32       $0.71            --
                2007...     $1.00(s)    $1.32            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $1.04       $0.96            --
                2010...     $0.93       $1.04            --
                2009...     $0.74       $0.93            --
                2008...     $1.23       $0.74            --
                2007...     $1.00(s)    $1.23            --

2.65% Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $1.24       $1.00            --
                2010...     $1.15       $1.24         3,891
                2009...     $0.95       $1.15         3,890
                2008...     $1.74       $0.95         3,963
                2007...     $1.65       $1.74         3,456
                2006...     $1.33       $1.65        10,335
                2005...     $1.22       $1.33        11,698
                2004...     $1.07       $1.22        13,424
                2003...     $1.00(a)    $1.07        14,292
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $1.16       $1.07            --
                2010...     $0.99       $1.16            --
                2009...     $0.77       $0.99            --
                2008...     $1.29       $0.77            --
                2007...     $1.00(s)    $1.29            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.31       $1.05            --
                2010...     $1.12       $1.31            --
                2009...     $0.70       $1.12            --
                2008...     $1.14       $0.70            --
                2007...     $1.00(s)    $1.14            --



2.70% Variable Account Charge



                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS BOND SUB-ACCOUNT(VV):
                2011...     $1.00       $1.05        39,736
                2010...     $0.94       $1.00        43,696
                2009...     $0.83       $0.94        42,207
                2008...     $0.99       $0.83         5,060
                2007...     $0.00       $0.99         5,168
               ADVANTUS INDEX 400 MID-CAP SUB-ACCOUNT(VV):
                2011...     $1.01       $0.96        11,323
                2010...     $0.83       $1.01        11,319
                2009...     $0.62       $0.83        10,480
                2008...     $1.01       $0.62         1,665
                2007...     $0.00(s)    $1.01         1,389
               ADVANTUS INDEX 500 SUB-ACCOUNT(VV):
                2011...     $0.84       $0.83            --
                2010...     $0.75       $0.84            --
                2009...     $0.62       $0.75            --
                2008...     $1.01       $0.62            --
                2007...     $1.00       $1.01            --
               ADVANTUS INTERNATIONAL BOND SUB-ACCOUNT(VV):
                2011...     $1.32       $1.29        10,011
                2010...     $1.19       $1.32        10,204
                2009...     $1.04       $1.19        10,008
                2008...     $1.03       $1.04         1,285
                2007...     $0.00       $1.03         1,453
               ADVANTUS MONEY MARKET SUB-ACCOUNT(VV):
                2011...     $0.95       $0.92         6,063
                2010...     $0.97       $0.95         6,382
                2009...     $1.00       $0.97         5,888
                2008...     $1.00       $1.00           749
                2007...     $0.00       $1.00           829
               ADVANTUS MORTGAGE SECURITIES SUB-ACCOUNT(VV):
                2011...     $0.92       $0.95        12,468
                2010...     $0.88       $0.92        13,474
                2009...     $0.84       $0.88         8,853
                2008...     $0.99       $0.84         1,000
                2007...     $0.00       $0.99         1,031




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               ADVANTUS REAL ESTATE SECURITIES SUB-ACCOUNT(VV):
                2011...     $0.89       $0.91         7,566
                2010...     $0.71       $0.89         7,632
                2009...     $0.58       $0.71         5,522
                2008...     $0.94       $0.58           406
                2007...     $0.00       $0.94           391
               ALLIANCEBERNSTEIN INTERNATIONAL VALUE
                SUB-ACCOUNT:
                2011...     $0.55       $0.43            --
                2010...     $0.55       $0.55            --
                2009...     $0.42       $0.55            --
                2008...     $1.00       $0.42            --
                2007...     $1.00(s)    $0.92            --
               AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
                2011...     $0.79       $0.79            --
                2010...     $0.71       $0.79            --
                2009...     $0.62       $0.71            --
                2008...     $1.00       $0.62            --
                2007...     $1.00(s)    $0.98            --
               AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
                2011...     $0.93       $0.91            --
                2010...     $0.82       $0.93            --
                2009...     $0.63       $0.82            --
                2008...     $1.11       $0.63            --
                2007...     $1.00(s)    $1.11            --
               AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
                2011...     $0.85       $0.84        16,243
                2010...     $0.77       $0.85        16,160
                2009...     $0.66       $0.77        14,125
                2008...     $0.93       $0.66            --
                2007...     $1.00(s)    $0.93            --
               AMERICAN CENTURY VP INFLATION PROTECTION
                SUB-ACCOUNT:
                2011...     $1.10       $1.19        20,676
                2010...     $1.07       $1.10        23,323
                2009...     $1.00       $1.07        21,885
                2008...     $1.04       $1.00            --
                2007...     $1.00(s)    $1.04            --
               AMERICAN FUNDS IS: NEW WORLD(R) SUB-ACCOUNT(LL):
                2011...     $1.00       $0.81            --
               AMERICAN FUNDS IS: GLOBAL GROWTH/SM/
                SUB-ACCOUNT(MM):
                2011...     $1.00       $0.82            --
               AMERICAN FUNDS IS: GROWTH-INCOME/SM/
                SUB-ACCOUNT(NN):
                2011...     $1.00       $0.90            --
               AMERICAN FUNDS IS: GROWTH/SM/ SUB-ACCOUNT(OO):
                2011...     $1.00       $0.86            --
               AMERICAN FUNDS IS: U.S. GOVERNMENT/AAA-RATED
                SECURITIES/SM/ SUB-ACCOUNT(PP):
                2011...     $1.00       $1.05            --
               AMERICAN FUNDS IS: GLOBAL BOND/SM/
                SUB-ACCOUNT(QQ):
                2011...     $1.00       $0.98            --
               AMERICAN FUNDS IS: GLOBAL SMALL
                CAPITALIZATION/SM/ SUB-ACCOUNT(RR):
                2011...     $1.00       $0.76            --
               AMERICAN FUNDS IS: INTERNATIONAL/SM/
                SUB-ACCOUNT(SS):
                2011...     $1.00       $0.77            --
               FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
                2011...     $0.89       $0.84         7,636
                2010...     $0.78       $0.89         8,139
                2009...     $0.59       $0.78         8,384
                2008...     $1.07       $0.59         9,234
                2007...     $0.00       $1.07           787
               FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
                2011...     $0.77       $0.75         1,947
                2010...     $0.69       $0.77         2,020
                2009...     $0.54       $0.69         1,960
                2008...     $0.97       $0.54         1,597
                2007...     $0.00       $0.97         1,224

2.70%Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               FIDELITY VIP FUNDS: HIGH INCOME SUB-ACCOUNT:
                2011...     $1.10       $1.11        11,952
                2010...     $1.00       $1.10        12,591
                2009...     $0.71       $1.00        13,488
                2008...     $0.98       $0.71            --
                2007...     $1.00(s)    $0.98            --
               FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
                2011...     $1.03       $0.90            --
                2010...     $0.83       $1.03            --
                2009...     $0.61       $0.83            --
                2008...     $1.03       $0.61            --
                2007...     $1.00(s)    $1.03            --
               FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
                2011...     $0.86       $0.82            --
                2010...     $0.79       $0.86            --
                2009...     $0.62       $0.79            --
                2008...     $0.98       $0.62            --
                2007...     $1.00(s)    $0.98            --
               FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT:
                2011...     $0.93       $0.87         8,325
                2010...     $0.74       $0.93         8,047
                2009...     $0.59       $0.74         6,736
                2008...     $0.91       $0.59            --
                2007...     $1.00(s)    $0.91            --
               FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                SUB-ACCOUNT(K):
                2011...     $0.98       $0.91            --
                2010...     $0.79       $0.98            --
                2009...     $0.56       $0.79            --
                2008...     $1.00       $0.56            --
                2007...     $1.00(s)    $1.00            --
               MUTUAL SHARES SECURITIES SUB-ACCOUNT:
                2011...     $0.82       $0.79            --
                2010...     $0.76       $0.82            --
                2009...     $0.62       $0.76            --
                2008...     $1.00       $0.62            --
                2007...     $1.00(s)    $1.00            --
               TEMPLETON DEVELOPING MARKETS SECURITIES
                SUB-ACCOUNT:
                2011...     $1.01       $0.83            --
                2010...     $0.88       $1.01            --
                2009...     $0.52       $0.88            --
                2008...     $1.14       $0.52            --
                2007...     $1.00(s)    $1.14            --
               GOLDMAN SACHS GOVERNMENT INCOME SUB-ACCOUNT(BB):
                2011...     $1.01       $1.05            --
                2010...     $1.00       $1.01            --
               IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.80       $0.74            --
                2010...     $0.71       $0.80            --
                2009...     $0.58       $0.71            --
                2008...     $1.00       $0.58            --
                2007...     $1.00(s)    $0.94            --
               IBBOTSON BALANCED ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.91       $0.87            --
                2010...     $0.83       $0.91            --
                2009...     $0.72       $0.83            --
                2008...     $0.97       $0.72            --
                2007...     $1.00(s)    $0.97            --
               IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $1.01       $1.01            --
                2010...     $0.96       $1.01            --
                2009...     $0.92       $0.96            --
                2008...     $1.00       $0.92            --
                2007...     $1.00(s)    $1.00            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IBBOTSON GROWTH ETF ASSET ALLOCATION SUB-ACCOUNT:
                2011...     $0.85       $0.79         30,867
                2010...     $0.76       $0.85         19,266
                2009...     $0.63       $0.76         78,230
                2008...     $1.00       $0.63         79,413
                2007...     $1.00(s)    $0.95         80,614
               IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION
                SUB-ACCOUNT:
                2011...     $0.95       $0.94        131,216
                2010...     $0.89       $0.95        133,267
                2009...     $0.81       $0.89        135,353
                2008...     $1.00       $0.81         75,078
                2007...     $1.00(s)    $0.99             --
               INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
                SUB-ACCOUNT(Y):
                2011...     $0.80       $0.77             --
                2010...     $0.77       $0.80             --
                2009...     $0.59       $0.77             --
                2008...     $0.99       $0.59             --
                2007...     $1.00(s)    $0.99             --
               INVESCO V.I. CAPITAL APPRECIATION
                SUB-ACCOUNT(P)(Y)(TT):
                2011...     $0.76       $0.68             --
                2010...     $0.68       $0.76             --
                2009...     $0.58       $0.68             --
                2008...     $1.03       $0.58             --
                2007...     $1.00(s)    $1.03             --
               INVESCO V.I. CORE EQUITY SUB-ACCOUNT(Q)(Y):
                2011...     $0.91       $0.88             --
                2010...     $0.86       $0.91             --
                2009...     $0.69       $0.86             --
                2008...     $1.01       $0.69             --
                2007...     $1.00(s)    $1.01             --
               INVESCO V.I. SMALL CAP EQUITY SUB-ACCOUNT(Y):
                2011...     $0.90       $0.87          8,547
                2010...     $0.72       $0.90          8,682
                2009...     $0.61       $0.72          7,027
                2008...     $0.92       $0.61             --
                2007...     $1.00(s)    $0.92             --
               INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
                SUB-ACCOUNT(R)(T)(EE)(UU):
                2011...     $1.00       $0.91             --
                2010...     $0.86       $1.00             --
                2009...     $0.53       $0.86             --
                2008...     $1.08       $0.53             --
                2007...     $1.00(s)    $1.08             --
               INVESCO VAN KAMPEN V.I. COMSTOCK SUB-ACCOUNT(FF):
                2011...     $0.85       $0.81             --
                2010...     $0.75       $0.85             --
                2009...     $0.60       $0.75             --
                2008...     $0.96       $0.60             --
                2007...     $1.00(s)    $0.96             --
               INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
                SUB-ACCOUNT(GG):
                2011...     $0.87       $0.83             --
                2010...     $0.80       $0.87             --
                2009...     $0.66       $0.80             --
                2008...     $1.00       $0.66             --
                2007...     $1.00(s)    $1.00             --
               INVESCO VAN KAMPEN V.I. MID CAP VALUE
                SUB-ACCOUNT(HH):
                2011...     $0.87       $0.85             --
                2010...     $0.73       $0.87             --
                2009...     $0.54       $0.73             --
                2008...     $0.94       $0.54             --
                2007...     $1.00(s)    $0.94             --

2.70%Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT(W):
                2011...     $1.12       $1.01            --
                2010...     $1.06       $1.12            --
                2009...     $0.87       $1.06            --
                2008...     $1.21       $0.87            --
                2007...     $1.00(s)    $1.21            --
               IVY FUNDS VIP BALANCED SUB-ACCOUNT(W):
                2011...     $1.01       $1.01            --
                2010...     $0.88       $1.01            --
                2009...     $0.80       $0.88            --
                2008...     $1.04       $0.80            --
                2007...     $1.00(s)    $1.04            --
               IVY FUNDS VIP CORE EQUITY SUB-ACCOUNT(W):
                2011...     $0.95       $0.94            --
                2010...     $0.81       $0.95            --
                2009...     $0.67       $0.81            --
                2008...     $1.05       $0.67            --
                2007...     $1.00(s)    $1.05            --
               IVY FUNDS VIP GLOBAL NATURAL RESOURCES
                SUB-ACCOUNT(W):
                2011...     $0.84       $0.64         9,359
                2010...     $0.73       $0.84         3,405
                2009...     $0.43       $0.73            --
                2008...     $1.16       $0.43            --
                2007...     $1.00(s)    $1.16            --
               IVY FUNDS VIP GROWTH SUB-ACCOUNT(W):
                2011...     $0.94       $0.93        19,381
                2010...     $0.86       $0.94        20,205
                2009...     $0.69       $0.86        17,461
                2008...     $1.12       $0.69         1,393
                2007...     $0.00       $1.12         1,137
               IVY FUNDS VIP INTERNATIONAL CORE EQUITY
                SUB-ACCOUNT(N)(W)(Z):
                2011...     $0.88       $0.74        15,150
                2010...     $0.79       $0.88        13,987
                2009...     $0.59       $0.79        11,747
                2008...     $1.05       $0.59           903
                2007...     $0.00       $1.05           699
               IVY FUNDS VIP INTERNATIONAL GROWTH
                SUB-ACCOUNT(M)(W):
                2011...     $0.86       $0.78        11,865
                2010...     $0.77       $0.86        12,044
                2009...     $0.63       $0.77            --
                2008...     $1.11       $0.63            --
                2007...     $1.00(s)    $1.11            --
               IVY FUNDS VIP MICRO CAP GROWTH SUB-ACCOUNT(W):
                2011...     $0.97       $0.88            --
                2010...     $0.71       $0.97            --
                2009...     $0.51       $0.71            --
                2008...     $1.02       $0.51            --
                2007...     $1.00(s)    $1.02            --
               IVY FUNDS VIP MID CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.18       $1.14            --
                2010...     $0.92       $1.18            --
                2009...     $0.65       $0.92            --
                2008...     $1.04       $0.65            --
                2007...     $1.00(s)    $1.04            --
               IVY FUNDS VIP SCIENCE AND TECHNOLOGY
                SUB-ACCOUNT(W):
                2011...     $1.07       $0.98         7,400
                2010...     $0.97       $1.07         7,572
                2009...     $0.70       $0.97         5,111
                2008...     $1.08       $0.70         6,197
                2007...     $0.00       $1.08           586




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               IVY FUNDS VIP SMALL CAP GROWTH SUB-ACCOUNT(W):
                2011...     $1.02       $0.89            --
                2010...     $0.81       $1.02            --
                2009...     $0.62       $0.81            --
                2008...     $1.05       $0.62            --
                2007...     $1.00(s)    $1.05            --
               IVY FUNDS VIP SMALL CAP VALUE SUB-ACCOUNT(W):
                2011...     $1.11       $0.94           864
                2010...     $0.90       $1.11           801
                2009...     $0.71       $0.90           829
                2008...     $0.99       $0.71           713
                2007...     $0.00       $0.99           640
               IVY FUNDS VIP VALUE SUB-ACCOUNT(W):
                2011...     $0.91       $0.82            --
                2010...     $0.79       $0.91            --
                2009...     $0.64       $0.79            --
                2008...     $0.99       $0.64            --
                2007...     $1.00(s)    $0.99            --
               JANUS ASPEN: BALANCED SUB-ACCOUNT:
                2011...     $1.08       $1.07            --
                2010...     $1.03       $1.08            --
                2009...     $0.84       $1.03            --
                2008...     $1.03       $0.84            --
                2007...     $1.00(s)    $1.03            --
               JANUS ASPEN: FORTY SUB-ACCOUNT(L):
                2011...     $0.93       $0.85            --
                2010...     $0.90       $0.93            --
                2009...     $0.63       $0.90            --
                2008...     $1.17       $0.63            --
                2007...     $1.00(s)    $1.17            --
               JANUS ASPEN: OVERSEAS SUB-ACCOUNT(X):
                2011...     $1.11       $0.73         7,310
                2010...     $0.91       $1.11         5,465
                2009...     $0.52       $0.91         5,250
                2008...     $1.12       $0.52           974
                2007...     $0.00       $1.12           654
               JANUS ASPEN: PERKINS MID CAP VALUE
                SUB-ACCOUNT(V):
                2011...     $0.96       $0.91         7,330
                2010...     $0.86       $0.96         7,267
                2009...     $0.66       $0.86         6,077
                2008...     $0.94       $0.66            --
                2007...     $1.00(s)    $0.94            --
               MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
                2011...     $0.94       $0.92        14,222
                2010...     $0.86       $0.94        14,919
                2009...     $0.64       $0.86        12,941
                2008...     $1.04       $0.64         1,669
                2007...     $0.00       $1.04         1,380
               MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
                2011...     $0.83       $0.76            --
                2010...     $0.66       $0.83            --
                2009...     $0.48       $0.66            --
                2008...     $1.02       $0.48            --
                2007...     $1.00(s)    $1.02            --
               MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
                2011...     $1.20       $1.05            --
                2010...     $0.91       $1.20            --
                2009...     $0.57       $0.91            --
                2008...     $0.97       $0.57            --
                2007...     $1.00(s)    $0.97            --
               MFS VALUE SERIES SUB-ACCOUNT:
                2011...     $0.87       $0.84        33,770
                2010...     $0.80       $0.87        33,482
                2009...     $0.67       $0.80        28,968
                2008...     $1.03       $0.67         2,293
                2007...     $0.00       $1.03         1,942

2.70%Variable Account Charge Continued




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               MORGAN STANLEY UIF EMERGING MARKETS EQUITY
                SUB-ACCOUNT(AA):
                2011...     $0.78       $0.62        33,477
                2010...     $0.67       $0.78        20,515
                2009...     $0.41       $0.67         7,748
                2008...     $1.00       $0.41            --
                2007...     $1.00(s)    $0.97            --
               NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE
                SUB-ACCOUNT:
                2011...     $0.87       $0.82            --
                2010...     $0.72       $0.87            --
                2009...     $0.57       $0.72            --
                2008...     $0.96       $0.57            --
                2007...     $1.00(s)    $0.96            --
               OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT:
                2011...     $0.82       $0.79            --
                2010...     $0.77       $0.82            --
                2009...     $0.55       $0.77            --
                2008...     $1.04       $0.55            --
                2007...     $1.00(s)    $1.04            --
               OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
                2011...     $0.28       $0.27        26,560
                2010...     $0.25       $0.28        28,384
                2009...     $0.21       $0.25        29,375
                2008...     $0.99       $0.21        11,354
                2007...     $0.00       $0.99         2,061
               OPPENHEIMER MAIN STREET SMALL- & MID-CAP(R)/VA
                SUB-ACCOUNT(JJ):
                2011...     $0.87       $0.83            --
                2010...     $0.73       $0.87            --
                2009...     $0.55       $0.73            --
                2008...     $0.90       $0.55            --
                2007...     $1.00(s)    $0.90            --
               PANORAMA INTERNATIONAL GROWTH/VA SUB-ACCOUNT:
                2011...     $0.87       $0.78            --
                2010...     $0.78       $0.87            --
                2009...     $0.58       $0.78            --
                2008...     $1.04       $0.58            --
                2007...     $1.00(s)    $1.04            --




                        UNIT VALUE AT UNIT VALUE NUMBER OF UNITS
                        BEGINNING OF  AT END OF  OUTSTANDING AT
                           PERIOD       PERIOD    END OF PERIOD
                        ------------- ---------- ---------------

               PIMCO VIT LOW DURATION SUB-ACCOUNT(CC):
                2011...     $1.01       $0.99            --
                2010...     $1.00       $1.01            --
               PIMCO VIT TOTAL RETURN SUB-ACCOUNT(DD):
                2011...     $1.02       $1.03         8,304
                2010...     $1.00       $1.02            --
               PUTNAM VT EQUITY INCOME SUB-ACCOUNT(U):
                2011...     $0.71       $0.70            --
                2010...     $0.65       $0.71            --
                2009...     $0.51       $0.65            --
                2008...     $0.95       $0.51            --
                2007...     $1.00(s)    $0.95            --
               PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
                2011...     $0.80       $0.74            --
                2010...     $0.72       $0.80            --
                2009...     $0.57       $0.72            --
                2008...     $0.95       $0.57            --
                2007...     $1.00(s)    $0.95            --
               PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
                2011...     $0.73       $0.59         9,948
                2010...     $0.68       $0.73         9,091
                2009...     $0.56       $0.68         8,772
                2008...     $1.02       $0.56         9,587
                2007...     $0.00       $1.02           771
               PUTNAM VT MULTI-CAP GROWTH SUB-ACCOUNT(II):
                2011...     $0.92       $0.85            --
                2010...     $0.79       $0.92            --
                2009...     $0.62       $0.79            --
                2008...     $1.03       $0.62            --
                2007...     $1.00(s)    $1.03            --
               PUTNAM VT VOYAGER SUB-ACCOUNT:
                2011...     $1.21       $0.96            --
                2010...     $1.03       $1.21            --
                2009...     $0.64       $1.03            --
                2008...     $1.05       $0.64            --
                2007...     $1.00(s)    $1.05            --

--------

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003, the sub-account invested in Advantus Asset Allocation Portfolio.

(d) Prior to September 22, 2003, the sub-account invested in Advantus Core Equity Portfolio.

(e) Prior to September 22, 2003, the sub-account invested in Advantus Growth Portfolio.

(f) Prior to September 22, 2003, the sub-account invested in Advantus International Stock Portfolio.

(g) Prior to September 22, 2003, the sub-account invested in Advantus Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003, the sub-account invested in Advantus Small Company Growth Portfolio.

(i) Prior to September 22, 2003, the sub-account invested in Advantus Small Company Value Portfolio.

(j) Prior to September 22, 2003, the sub-account invested in Advantus Value Stock Portfolio.

(k)  Prior to May 1, 2005, the sub-account was known as Franklin Small Cap Fund.

(l) Prior to May 1, 2005, the sub-account was known as Janus Aspen Capital Appreciation Portfolio.

(m) Prior to May 1, 2005, the sub-account was known as W&R International Portfolio.

(n) Prior to May 1, 2005, the sub-account was known as W&R International II Portfolio.

(o)  Period from April 28, 2005, commencement of operations, to December 31,
     2005.

(p) Prior to May 1, 2006, the sub-account was known as AIM V.I. Aggressive Growth Fund.

(q) Prior to May 1, 2006, the sub-account was known as AIM V.I. Premier Equity Fund.

(r) Prior to August 15, 2006, the sub-account was known as Van Kampen Emerging Growth.

(s) Period from October 12, 2007, commencement of operations, to December 31, 2007.

(t) Prior to May 1, 2008, the sub-account was known as Van Kampen Strategic Growth Portfolio.

(u) Putnam VT New Value Fund merged into the Putnam VT Equity Income Fund effective February 13, 2009.

(v) Janus Aspen Series: Mid Cap Value Portfolio has changed its name to Janus Series Perkins Mid Cap Value Portfolio effective December 31, 2008.

(w) W&R Target Funds, Inc. changed its name to Ivy Funds Variable Portfolios effective July 31, 2008.

(x) Prior to May 1, 2009, the sub-account was known as Janus International Growth Portfolio.

(y) AIM Variable Insurance Funds changed its name to AIM Variable Insurance Fund (Invesco Variable Insurance Funds) effective April 30, 2010.

(z) Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.

(aa) Van Kampen UIF Emerging Markets Equity Portfolio changed its name to Morgan Stanley UIF Emerging Market Equity Portfolio effective April 30, 2010.

(bb) Goldman Sachs Government Income was made available effective April 30,
     2010.

(cc) PIMCO VIT Low Duration was made available effective April 30, 2010.

(dd) PIMCO VIT Total Return was made available effective April 30, 2010.

(ee) Van Kampen Capital Growth changed its name to Invesco Van Kampen V.I. Capital Growth effective June 1, 2010.

(ff) Van Kampen Comstock changed its name to Invesco Van Kampen V.I. Comstock effective June 1, 2010.

(gg) Van Kampen Growth and Income changed its name to Invesco Van Kampen V.I. Growth and Income effective June 1, 2010.

(hh) Van Kampen UIF U.S. Mid Cap Value changed its name to Invesco Van Kampen V.I. Mid Cap Value effective June 1, 2010.

(ii) Putnam VT New Opportunities changed its name to Putnam VT Multi Cap Growth effective September 1, 2010.

(jj) Oppenheimer Main Street Small Cap(R)/VA changed its name to Oppenheimer Main Street Small- & Mid-Cap(R)/VA effective April 29, 2011.

(kk) Invesco V.I. Basic Balanced merged into Invesco Van Kampen V.I. Equity and Income effective May 2, 2011.

(ll) American Funds IS New World(R) was made available April 29, 2011.

(mm) American Funds IS Global Growth/SM/ was made available April 29, 2011.

(nn) American Funds IS Growth-Income/SM/ was made available April 29, 2011.

(oo) American Funds IS Growth/SM/ was made available April 29, 2011.

(pp) American Funds IS U.S. Government/AAA-Rated Securities/SM/ was made available April 29, 2011.

(qq) American Funds IS Global Bond/SM/ was made available April 29, 2011.

(rr) American Funds IS Global Small Capitalization/SM/ was made available April 29, 2011.

(ss) American Funds IS International/SM/ was made available April 29, 2011.

(tt) Invesco V.I. Capital Appreciation Fund merged into Invesco Van Kampen V.I. Capital Growth Fund on or about April 27, 2012.

(uu) Invesco Van Kampen V.I. Capital Growth Fund changed its name to Invesco Van Kampen V.I. American Franchise Fund effective April 30, 2012.

(vv) Advantus Series Fund, Inc. will reorganize to Securian Funds Trust on May 1, 2012.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.84% and 10.00%.

For illustration purposes, an average annual expense equal to 2.34% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.34% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.99% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
                                  MULTIOPTION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the Variable Annuity Income Disclosure section of this illustration and in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.84% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                   Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                    [CHART]

               0.00% Gross             6.84% Gross             10.00% Gross
   Age         (-2.34% Net)            (4.50% Net)              (7.66% Net)
  -----        ------------            -----------             ------------
   65              $631                   $631                     $631
   68               515                    631                      690
   71               421                    631                      755
   74               343                    631                      826
   77               280                    631                      903
   80               229                    631                      987
   83               187                    631                    1,079
   86               152                    631                    1,180
   89               124                    631                    1,291
   92               102                    631                    1,411
   95                83                    631                    1,543
   98                68                    631                    1,687


VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.86% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.34% NET) (4.50% NET) (7.66% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $515        $631        $  690
                 7.......... 71      $421        $631        $  755
                 10......... 74      $343        $631        $  826
                 13......... 77      $280        $631        $  903
                 16......... 80      $229        $631        $  987
                 19......... 83      $187        $631        $1,079
                 22......... 86      $152        $631        $1,180
                 25......... 89      $124        $631        $1,291
                 28......... 92      $102        $631        $1,411
                 31......... 95      $ 83        $631        $1,543
                 34......... 98      $ 68        $631        $1,687



If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $532.80.


                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828

AFTER THE WITHDRAWAL:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint.

                         CONTRACT                     CONTRACT          GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --     $100,000 $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --     $119,000 $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360   $113,640 $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360   $113,640 $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640   $ 60,000 $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --   $122,000 $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 -- [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --     $119,000 $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --     $128,000 $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --     $113,000 $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --     $108,000 $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --     $110,000 $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --     $126,000 $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --     $130,000 $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --     $147,000 $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --     $141,000 $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --     $145,000 $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --     $150,000 $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX J -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II -- Single and Ovation Lifetime Income II -- Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000 $     --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --      ---   $122,000 $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] X 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% X [100,000 + 20,000] + 100% X 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base X annual income percentage = 255,000 X 5% = 12,750. Thus, the GAI becomes 12,750.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Independent Registered Public Accounting Firm
                        Registration Statement
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2012

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.



                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

Amounts paid by Minnesota Life to the underwriter for 2011, 2010 and 2009 were $21,364,894, $22,822,806 and $22,067,205 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Cambridge Investment Research
1776 Pleasant Plain Road
Fairfield, Iowa 52556

Capital Financial Group
11140 Rockville Pike, 4th Floor
Rockville, MD 20852

Capital Investment Group, INC.
17 Glenwood Avenue
Raleigh, NC 27603

Symetra Investment Services, Inc.
777 108th Ave NE, Suite 1200
Bellevue, WA 98004

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OH 44333


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life and subsidiaries' "(the Company)" and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.




                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                                December 31, 2011

     (With Report of Independent Registered Public Accounting Firm thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Variable Annuity Account (the Variable Account) as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2011 were confirmed to us by the respective sub-account mutual fund or their transfer agents, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Variable Annuity Account at December 31, 2011, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG

Minneapolis, Minnesota
March 30, 2012

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2011

                                                                           SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                                                           ADVANTUS
                                                                       ADVANTUS     ADVANTUS     ADVANTUS      ADVANTUS      REAL
                                              ADVANTUS     ADVANTUS     INDEX       MORTGAGE   INTERNATIONAL   INDEX 400    ESTATE
                                                BOND         MONEY       500       SECURITIES      BOND         MID-CAP   SECURITIES
                                              CLASS 2       MARKET     CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                            ------------  ----------  -----------  ----------  -------------  ----------  ----------
                  ASSETS
Investments in shares of Advantus Series
   Fund, Inc.:
   Bond Portfolio, 99,492,881 shares at
      net asset value of $1.87 per share
      (cost $150,996,233)                   $185,652,223          --           --          --             --          --          --
   Money Market Portfolio, 53,260,227
      shares at net asset value of $1.00
      per share (cost $53,240,263)                    --  53,238,976           --          --             --          --          --
   Index 500 Portfolio, 27,428,785 shares
      at net asset value of $4.43 per
      share (cost $96,008,496)                        --          --  121,561,497          --             --          --          --
   Mortgage Securities Portfolio,
      36,349,024 shares at net asset value
      of $1.68 per share
      (cost $51,795,990)                              --          --           --  61,244,289             --          --          --
   International Bond Portfolio,
      36,924,747 shares at net asset value
      of $2.10 per share
      (cost $57,473,086)                              --          --           --          --     77,526,053          --          --
   Index 400 Mid-Cap Portfolio, 29,733,836
      shares at net asset value of $2.11
      per share (cost $52,128,439)                    --          --           --          --             --  62,697,064          --
   Real Estate Securities Portfolio,
      20,268,698 shares at net asset value
      of $2.60 per share
      (cost $43,352,714)                              --          --           --          --             --          --  52,758,652
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
                                             185,652,223  53,238,976  121,561,497  61,244,289     77,526,053  62,697,064  52,758,652
Receivable from Minnesota Life for
   Contract purchase payments                         --          --       44,345          --         18,708      35,047          --
Receivable for investments sold                   44,545      87,232           --      14,182             --          --      12,987
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Total assets                        185,696,768  53,326,208  121,605,842  61,258,471     77,544,761  62,732,111  52,771,639
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                  45,485      87,496           --      14,382             --          --      13,264
Payable for investments purchased                     --          --       44,456          --         19,010      35,369          --
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Total liabilities                        45,485      87,496       44,456      14,382         19,010      35,369      13,264
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Net assets applicable to Contract
            owners                          $185,651,283  53,238,712  121,561,386  61,244,089     77,525,751  62,696,742  52,758,375
                                            ============  ==========  ===========  ==========     ==========  ==========  ==========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period             184,661,389  52,890,073   75,942,402  60,298,211     77,256,663  62,414,483  52,343,755
Contracts in annuity payment period
   (note 2)                                      989,894     348,639   45,618,984     945,878        269,088     282,259     414,620
                                            ------------  ----------  -----------  ----------     ----------  ----------  ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                 $185,651,283  53,238,712  121,561,386  61,244,089     77,525,751  62,696,742  52,758,375
                                            ============  ==========  ===========  ==========     ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                                               AMERICAN
                                                           INVESCO                   ALLIANCE      AMERICAN    CENTURY
                                            INVESCO V.I.     V.I.    INVESCO V.I.    BERNSTEIN      CENTURY       VP       AMERICAN
                                              CAPITAL        CORE     SMALL CAP    INTERNATIONAL    INCOME     INFLATION   CENTURY
                                            APPRECIATION    EQUITY      EQUITY         VALUE      AND GROWTH  PROTECTION     ULTRA
                                            ------------  ---------  ------------  -------------  ----------  ----------  ----------
                    ASSETS
Investments in shares of the Invesco
   Variable Insurance Funds:
   Capital Appreciation Fund, 210,567
      shares at net asset value of $21.06
      per share (cost $5,078,590)             $4,434,536         --            --          --             --          --          --
   Core Equity Fund, 38,327 shares at net
      asset value of $26.51 per share
      (cost $976,284)                                 --  1,016,059            --          --             --          --          --
   Small Cap Equity Fund, 649,304 shares
      at net asset value of $16.11 per
      share (cost $7,993,217)                         --         --    10,460,283          --             --          --          --
Investments in shares of the Alliance
   Bernstein Funds:
   Alliance Bernstein International Value,
      61,999 shares at net asset value of
      $11.40 per share (cost $833,238)                --         --            --     706,785             --          --          --
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Income and Growth, 397,177 shares at
      net asset value of $6.14 per share
      (cost $2,712,137)                               --         --            --          --      2,438,665          --          --
   VP Inflation Protection, 3,043,358
      shares at net asset value of $11.75
      per share (cost $33,649,868)                    --         --            --          --             --  35,759,460          --
   Ultra Fund, 3,308,939 shares at net
      asset value of $9.36 per share
      (cost $30,753,080)                              --         --            --          --             --          --  30,971,668
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
                                               4,434,536  1,016,059    10,460,283     706,785      2,438,665  35,759,460  30,971,668
Receivable from Minnesota Life for
   Contract purchase payments                         --         --        26,354         488             --      64,401          --
Receivable for investments sold                    6,486         48            --          --            103          --      10,075
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Total assets                          4,441,022  1,016,107    10,486,637     707,273      2,438,768  35,823,861  30,981,743
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   6,507         55            --          --            120          --      10,276
Payable for investments purchased                     --         --        26,426         495             --      64,652          --
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Total liabilities                         6,507         55        26,426         495            120      64,652      10,276
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Net assets applicable to Contract
            owners                            $4,434,515  1,016,052    10,460,211     706,778      2,438,648  35,759,209  30,971,467
                                              ==========  =========    ==========     =======      =========  ==========  ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period               4,434,515  1,016,052    10,460,211     706,778      2,438,648  35,759,209  30,768,693
Contracts in annuity payment period
   (note 2)                                           --         --            --          --             --          --     202,774
                                              ----------  ---------    ----------     -------      ---------  ----------  ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                   $4,434,515  1,016,052    10,460,211     706,778      2,438,648  35,759,209  30,971,467
                                              ==========  =========    ==========     =======      =========  ==========  ==========

See accompanying notes to financial statements.

                                                                             SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                       AMERICAN   AMERICAN
                                                          AMERICAN     FUNDS IS    FUNDS IS   AMERICAN     AMERICAN       AMERICAN
                                              AMERICAN    FUNDS IS      GLOBAL      GLOBAL    FUNDS IS     FUNDS IS       FUNDS IS
                                              CENTURY    GLOBAL BOND    GROWTH    SMALL CAP    GROWTH   GROWTH-INCOME  INTERNATIONAL
                                               VALUE       CLASS 2     CLASS 2     CLASS 2    CLASS 2      CLASS 2         CLASS 2
                                            -----------  -----------  ----------  ---------  ---------  -------------  -------------
                  ASSETS
Investments in shares of the American
   Century Variable Portfolios, Inc.:
   Value Fund, 6,657,535 shares at net
      asset value of $5.80 per share
      (cost $43,643,631)                    $38,613,701           --          --         --         --           --            --
Investments in shares of American Funds
   Insurance Series Products Trust:
   Global Bond Fund, 67,346 shares at net
      asset value of $11.91 per share
      (cost $825,857)                                --      802,093          --         --         --           --            --
   Global Growth Fund, 21,630 shares at
      net asset value of $19.29 per share
      (cost $431,299)                                --           --     417,252         --         --           --            --
   Global Small Capitilization Fund,
      12,831 shares at net asset value of
      $17.04 per share (cost $237,281)               --           --          --    218,641         --           --            --
   Growth Fund, 20,580 shares at net asset
      value of $51.68 per share
      (cost $1,093,878)                              --           --          --         --  1,063,571           --            --
   Growth-Income Fund, 24,510 shares at
      net asset value of $33.07 per share
      (cost $821,314)                                --           --          --         --         --      810,533            --
   International Fund, 55,449 shares at
      net asset value of $15.16 per share
      (cost $925,958)                                --           --          --         --         --           --       840,603
                                            -----------      -------     -------    -------  ---------      -------       -------
                                             38,613,701      802,093     417,252    218,641  1,063,571      810,533       840,603
Receivable from Minnesota Life for
   Contract purchase payments                    27,453           --          --      5,296      6,616        4,075         4,670
Receivable for investments sold                      --          110          58         --         --           --            --
                                            -----------      -------     -------    -------  ---------      -------       -------
         Total assets                        38,641,154      802,203     417,310    223,937  1,070,187      814,608       845,273
                                            -----------      -------     -------    -------  ---------      -------       -------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                     --          115          61         --         --           --            --
Payable for investments purchased                27,674           --          --      5,298      6,623        4,079         4,673
                                            -----------      -------     -------    -------  ---------      -------       -------
         Total liabilities                       27,674          115          61      5,298      6,623        4,079         4,673
                                            -----------      -------     -------    -------  ---------      -------       -------
         Net assets applicable to Contract
            owners                          $38,613,480      802,088     417,249    218,639  1,063,564      810,529       840,600
                                            ===========      =======     =======    =======  =========      =======       =======
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period             38,613,480      802,088     417,249    218,639  1,063,564      810,529       840,600
Contracts in annuity payment period
   (note 2)                                          --           --          --         --         --           --            --
                                            -----------      -------     -------    -------  ---------      -------       -------
         Total Contract Owners' Equity
            (notes 6 and 7)                 $38,613,480      802,088     417,249    218,639  1,063,564      810,529       840,600
                                            ===========      =======     =======    =======  =========      =======       =======

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                        AMERICAN  CREDIT SUISSE
                                             AMERICAN   FUNDS IS      TRUST
                                             FUNDS IS  U.S. GOVT  INTERNATIONAL   FIDELITY    FIDELITY      FIDELITY
                                            NEW WORLD     SEC        EQUITY         HIGH         VIP          VIP       FIDELITY VIP
                                             CLASS 2    CLASS 2     FLEX III       INCOME    CONTRAFUND  EQUITY-INCOME     MID-CAP
                                            ---------  ---------  -------------  ----------  ----------  -------------  ------------
                  ASSETS
Investments in shares of American Funds
   Insurance Series Products Trust:
   New World Fund, 26,680 shares at net
      asset value of $19.50 per share
      (cost $565,410)                        $520,268         --        --               --          --            --            --
   U.S. Govt./AAA-Rated Securities Fund,
      168,965 shares at net asset value of
      $12.89 per share (cost $2,188,395)           --  2,177,953        --               --          --            --            --
Investments in shares of the Credit Suisse
   Trust:
   International Equity Flex III, shares
      at net asset value of $0.00 per
      share (cost $0)                              --         --        --               --          --            --            --
Investments in shares of the Fidelity
   Variable Insurance Products Fund:
   High Income Portfolio, 3,345,661 shares
      at net asset value of $5.26 per
      share (cost $17,754,708)                     --         --        --       17,598,179          --            --            --
   Contrafund Portfolio, 1,921,715 shares
      at net asset value of $22.64 per
      share (cost $49,905,456)                     --         --        --               --  43,507,628            --            --
   Equity Income Portfolio, 4,399,991
      shares at net asset value of $18.41
      per share (cost $94,719,035)                 --         --        --               --          --    81,003,837            --
   Mid-Cap Portfolio, 1,237,041 shares at
      net asset value of $28.58 per share
      (cost $35,683,691)                           --         --        --               --          --            --    35,354,641
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
                                              520,268  2,177,953        --       17,598,179  43,507,628    81,003,837    35,354,641
Receivable from Minnesota Life for
   Contract purchase payments                   3,324         --        --           25,607          --            --            --
Receivable for investments sold                    --        296        --               --      67,900       116,784         9,800
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Total assets                         523,592  2,178,249        --       17,623,786  43,575,528    81,120,621    35,364,441
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --        306        --               --      68,079       117,209         9,934
Payable for investments purchased               3,327         --        --           25,730          --            --            --
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Total liabilities                      3,327        306        --           25,730      68,079       117,209         9,934
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Net assets applicable to
            Contract owners                  $520,265  2,177,943        --       17,598,056  43,507,449    81,003,412    35,354,507
                                             ========  =========       ===       ==========  ==========    ==========    ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period              520,265  2,177,943        --       17,598,056  43,333,744    80,582,139    35,034,451
Contracts in annuity payment period
   (note 2)                                        --         --        --               --     173,705       421,273       320,056
                                             --------  ---------       ---       ----------  ----------    ----------    ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                  $520,265  2,177,943        --       17,598,056  43,507,449    81,003,412    35,354,507
                                             ========  =========       ===       ==========  ==========    ==========    ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------------
                                                                     FRANKLIN    FRANKLIN    TEMPLETON   GOLDMAN
                                              FRANKLIN    FRANKLIN  LARGE CAP     MUTUAL    DEVELOPING   SACHS VIT   IBBOTSON
                                              SMALL CAP    SMALL      GROWTH       SHARES     MARKETS   GOVERNMENT  AGGRESSIVE
                                                VALUE     MID CAP   SECURITIES  SECURITIES  SECURITIES    INCOME      GROWTH
                                             ----------  ---------  ----------  ----------  ----------  ----------  ----------
                  ASSETS
Investments in shares of the Franklin
   Templeton Variable Insurance Products
   Fund:
   Small Cap Value Fund, 558,431 shares at
      net asset value of $15.53 per share
      (cost $6,929,862)                      $8,672,439         --          --          --          --          --          --
   Small Mid Cap Fund, 447,732 shares at
      net asset value of $20.49 per share
      (cost $8,688,990)                              --  9,174,026          --          --          --          --          --
   Large Cap Growth Fund, 184,225 shares
      at net asset value of $14.54 per
      share (cost $2,626,137)                        --         --   2,678,635          --          --          --          --
   Mutual Shares Securities Fund, 618,501
      shares at net asset value of $15.38
      per share (cost $10,639,957)                   --         --          --   9,512,543          --          --          --
   Developing Mkts Securities Fund,
      3,026,157 shares at net asset value
      of $9.42 per share (cost $29,901,502)          --         --          --          --  28,506,403          --          --
Investments in shares of the Goldman Sachs
   VIT Fund:
   Government Income Fund, 959,675 shares
      at net asset value of $10.70 per
      share (cost $10,324,620)                       --         --          --          --          --  10,268,528          --
Investments in shares of the Ibbotson
   Funds:
   Aggressive Growth Fund, 375,124 shares
      at net asset value of $8.70 per
      share (cost $3,134,201)                        --         --          --          --          --          --   3,263,583
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
                                              8,672,439  9,174,026   2,678,635   9,512,543  28,506,403  10,268,528   3,263,583
Receivable from Minnesota Life for
   Contract purchase payments                    15,517        961          --          --          --      44,939       3,718
Receivable for investments sold                      --         --       3,482      55,960      16,197          --          --
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Total assets                         8,687,956  9,174,987   2,682,117   9,568,503  28,522,600  10,313,467   3,267,301
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                     --         --       3,504      56,009      16,340          --          --
Payable for investments purchased                15,578        991          --          --          --      45,003       3,756
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Total liabilities                       15,578        991       3,504      56,009      16,340      45,003       3,756
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Net assets applicable to Contract
            owners                           $8,672,378  9,173,996   2,678,613   9,512,494  28,506,260  10,268,464   3,263,545
                                             ==========  =========   =========   =========  ==========  ==========   =========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period              8,672,378  9,130,739   2,678,613   9,512,494  28,227,044  10,268,464   3,263,545
Contracts in annuity payment period
   (note 2)                                          --     43,257          --          --     279,216          --          --
                                             ----------  ---------   ---------   ---------  ----------  ----------   ---------
         Total Contract Owners' Equity
            (notes 6 and 7)                  $8,672,378  9,173,996   2,678,613   9,512,494  28,506,260  10,268,464   3,263,545
                                             ==========  =========   =========   =========  ==========  ==========   =========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                            ----------------------------------------------------------------------------------------
                                                                                    IBBOTSON     INVESCO       INVESCO    INVESCO
                                                                                     INCOME     VAN KAMPEN   VAN KAMPEN   VAN KAMPEN
                                              IBBOTSON     IBBOTSON     IBBOTSON       AND     V.I. CAPITAL     V.I.     V.I. GROWTH
                                              BALANCED   CONSERVATIVE    GROWTH      GROWTH       GROWTH      COMSTOCK    AND INCOME
                                            -----------  ------------  ----------  ----------  ------------  ----------  -----------
                  ASSETS
Investments in shares of the Ibbotson
   Funds:
   Balanced Fund, 4,998,215 shares at net
      asset value of $9.81 per share
      (cost $43,495,177)                    $49,032,492           --           --          --          --            --          --
   Conservative Fund, 1,391,510 shares at
      net asset value of $11.00 per share
      (cost $15,053,741)                             --   15,306,610           --          --          --            --          --
   Growth Fund, 2,614,518 shares at net
      asset value of $9.07 per share
      (cost $19,382,370)                             --           --   23,713,678          --          --            --          --
   Income and Growth Fund, 2,818,207
      shares at net asset value of $10.49
      per share (cost $27,758,546)                   --           --           --  29,562,992          --            --          --
Investments in shares of the Invesco Van
   Kampen Funds:
   Capital Growth Fund, 26,459 shares at
      net asset value of $31.35 per share
      (cost $839,167)                                --           --           --          --     829,489            --          --
   Comstock Fund, 969,178 shares at net
      asset value of $11.28 per share
      (cost $11,036,348)                             --           --           --          --          --    10,932,329          --
   Growth and Income Fund, 168,935 shares
      at net asset value of $17.74 per
      share (cost $2,696,281)                        --           --           --          --          --            --   2,996,909
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
                                             49,032,492   15,306,610   23,713,678  29,562,992     829,489    10,932,329   2,996,909
Receivable from Minnesota Life for
   Contract purchase payments                   149,078           --           --       2,780          --        36,081          --
Receivable for investments sold                      --        2,581      141,659          --          30            --         363
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Total assets                        49,181,570   15,309,191   23,855,337  29,565,772     829,519    10,968,410   2,997,272
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                     --        2,722      141,876          --          33            --         378
Payable for investments purchased               149,372           --           --       3,008          --        36,148          --
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Total liabilities                      149,372        2,722      141,876       3,008          33        36,148         378
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Net assets applicable to Contract
            owners                          $49,032,198   15,306,469   23,713,461  29,562,764     829,486    10,932,262   2,996,894
                                            ===========   ==========   ==========  ==========     =======    ==========   =========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period             49,032,198   15,306,469   23,713,461  29,562,764     829,486    10,932,262   2,996,894
Contracts in annuity payment period
   (note 2)                                          --           --           --          --          --            --          --
                                            -----------   ----------   ----------  ----------     -------    ----------   ---------
         Total Contract Owners' Equity
            (notes 6 and 7)                 $49,032,198   15,306,469   23,713,461  29,562,764     829,486    10,932,262   2,996,894
                                            ===========   ==========   ==========  ==========     =======    ==========   =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                            -------------------------------------------------------------------------------------
                                              INVESCO     INVESCO     IVY FUNDS                                         IVY FUNDS
                                            VAN KAMPEN  VAN KAMPEN       VIP      IVY FUNDS    IVY FUNDS   IVY FUNDS       VIP
                                             V.I. MID   V.I. EQUITY     ASSET        VIP          VIP         VIP       DIVIDEND
                                             CAP VALUE  AND INCOME     STRATEGY    BALANCED      BOND     CORE EQUITY    INCOME
                                            ----------  -----------  -----------  ----------  ----------  -----------  ----------
                  ASSETS
Investments in shares of the Invesco Van
   Kampen Funds:
   Mid Cap Value Fund, 26,402 shares at
      net asset value of $12.73 per share
      (cost $323,505)                         $336,096           --           --          --          --           --          --
   Equity and Income Fund, 95,411 shares
      at net asset value of $13.63 per
      share (cost $1,448,846)                       --    1,300,455           --          --          --           --          --
Investments in shares of the Ivy Funds VIP
   Target Funds, Inc.:
   Asset Strategy Portfolio, 16,823,733
      shares at net asset value of $9.11
      per share (cost $163,157,880)                 --           --  153,225,513          --          --           --          --
   Balanced Portfolio, 10,731,901 shares
      at net asset value of $9.01 per
      share (cost $89,881,911)                      --           --           --  96,745,945          --           --          --
   Bond Portfolio, 14,715,316 shares at
      net asset value of $5.80 per share
      (cost $81,804,325)                            --           --           --          --  85,407,692           --          --
   Core Equity Portfolio, 2,654,362 shares
      at net asset value of $11.70 per
      share (cost $30,792,858)                      --           --           --          --          --   31,059,485          --
   Dividend Income Portfolio, 2,779,429
      shares at net asset value of $6.47
      per share (cost $18,280,107)                  --           --           --          --          --           --  17,994,024
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
                                               336,096    1,300,455  153,225,513  96,745,945  85,407,692   31,059,485  17,994,024
Receivable from Minnesota Life for
   Contract purchase payments                    5,280           --       24,838       2,006      41,171        8,664          --
Receivable for investments sold                     --        3,175           --          --          --           --       1,545
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Total assets                          341,376    1,303,630  153,250,351  96,747,951  85,448,863   31,068,149  17,995,569
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                    --        3,185           --          --          --           --       1,658
Payable for investments purchased                5,282           --       25,853       2,140      41,452        8,827          --
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Total liabilities                       5,282        3,185       25,853       2,140      41,452        8,827       1,658
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Net assets applicable to Contract
            owners                            $336,094    1,300,445  153,224,498  96,745,811  85,407,411   31,059,322  17,993,911
                                              ========    =========  ===========  ==========  ==========   ==========  ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period               336,094    1,300,445  152,681,848  93,902,207  85,407,411   30,912,640  17,993,911
Contracts in annuity payment period
   (note 2)                                         --           --      542,650   2,843,604          --      146,682          --
                                              --------    ---------  -----------  ----------  ----------   ----------  ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                   $336,094    1,300,445  153,224,498  96,745,811  85,407,411   31,059,322  17,993,911
                                              ========    =========  ===========  ==========  ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                           -----------------------------------------------------------------------------------------
                                                        IVY FUNDS
                                                           VIP                   IVY FUNDS    IVY FUNDS      IVY FUNDS    IVY FUNDS
                                            IVY FUNDS    GLOBAL     IVY FUNDS       VIP          VIP            VIP          VIP
                                              VIP        NATURAL      VIP          HIGH     INTERNATIONAL  INTERNATIONAL  MICRO-CAP
                                             ENERGY     RESOURCES    GROWTH       INCOME        GROWTH         VALUE       GROWTH
                                           ----------  ----------  -----------  ----------  -------------  -------------  ----------
                  ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Energy Portfolio, 1,221,854 shares at
      net asset value of $5.81 per share
      (cost $6,596,537)                    $7,103,983          --           --          --            --             --           --
   Global Natural Resources Portfolio,
      6,932,192 shares at net asset value
      of $5.29 per share
      (cost $40,767,588)                           --  36,641,487           --          --            --             --           --
   Growth Portfolio, 15,539,836 shares at
      net asset value of $10.19 per share
      (cost $149,504,016)                          --          --  158,364,916          --            --             --           --
   High Income Portfolio, 11,237,342
      shares at net asset value of $3.42
      per share (cost $35,985,437)                 --          --           --  38,418,225            --             --           --
   International Growth Portfolio,
      4,331,644 shares at net asset value
      of $7.86 per share
      (cost $35,376,599)                           --          --           --          --    34,029,396             --           --
   International Value Portfolio,
      10,562,748 shares at net asset
      value of $14.67 per share
      (cost $191,590,355)                          --          --           --          --            --    154,973,466           --
   Micro-Cap Growth Portfolio, 891,267
      shares at net asset value of $20.56
      per share (cost $16,064,111)                 --          --           --          --            --             --   18,327,933
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
                                            7,103,983  36,641,487  158,364,916  38,418,225    34,029,396    154,973,466   18,327,933
Receivable from Minnesota Life for
   Contract purchase payments                      --          --           --          --        53,077         44,363       53,122
Receivable for investments sold                 1,023       7,062        5,302       3,675            --             --           --
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Total assets                       7,105,006  36,648,549  158,370,218  38,421,900    34,082,473    155,017,829   18,381,055
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
                LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                1,086       7,387        5,907       3,911            --             --           --
Payable for investments purchased                  --          --           --          --        53,317         44,992       53,223
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Total liabilities                      1,086       7,387        5,907       3,911        53,317         44,992       53,223
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Net assets applicable to
            Contract owners                $7,103,920  36,641,162  158,364,311  38,417,989    34,029,156    154,972,837   18,327,832
                                           ==========  ==========  ===========  ==========    ==========    ===========   ==========
          CONTRACT OWNERS' EQUITY
Contracts in accumulation period            7,103,920  36,641,162  157,275,867  38,417,989    33,964,374    154,006,686   18,327,832
Contracts in annuity payment period
   (note 2)                                        --          --    1,088,444          --        64,782        966,151           --
                                           ----------  ----------  -----------  ----------    ----------    -----------   ----------
         Total Contract Owners' Equity
            (notes 6 and 7)                $7,103,920  36,641,162  158,364,311  38,417,989    34,029,156    154,972,837   18,327,832
                                           ==========  ==========  ===========  ==========    ==========    ===========   ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                           IVY FUNDS     IVY FUNDS
                                           IVY FUNDS    IVY FUNDS  IVY FUNDS     IVY FUNDS    IVY FUNDS       VIP           VIP
                                              VIP          VIP        VIP          VIP           VIP       PATHFINDER   PATHFINDER
                                            MID CAP       MONEY    PATHFINDER   PATHFINDER    PATHFINDER   MODERATELY   MODERATELY
                                            GROWTH       MARKET    AGGRESSIVE  CONSERVATIVE   MODERATE     AGGRESSIVE  CONSERVATIVE
                                          -----------  ----------  ----------  ------------  -----------  -----------  ------------
                 ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Mid Cap Growth Portfolio, 2,343,719
      shares at net asset value of $8.37
      per share (cost $16,783,026)        $19,611,774          --          --            --           --           --           --
   Money Market Portfolio, 12,115,918
      shares at net asset value of $1.00
      per share (cost $12,115,916)                 --  12,115,918          --            --           --           --           --
   Aggressive, 1,687,204 shares at net
      asset value of $4.77 per share
      (cost $7,812,444)                            --          --   8,044,252            --           --           --           --
   Conservative, 5,850,105 shares at net
      asset value of $5.18 per share
      (cost $28,274,494)                           --          --          --    30,322,263           --           --           --
   Moderate, 28,182,926 shares at net
      asset value of $5.06 per share
      (cost $126,905,631)                          --          --          --            --  142,647,879           --           --
   Moderately Aggressive, 30,394,581
      shares at net asset value of $5.09
      per share (cost $137,566,818)                --          --          --            --           --  154,854,309           --
   Moderately Conservative, 9,578,562
      shares at net asset value of $5.19
      per share (cost $45,608,375)                 --          --          --            --           --           --   49,730,934
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
                                           19,611,774  12,115,918   8,044,252    30,322,263  142,647,879  154,854,309   49,730,934
Receivable from Minnesota Life for
   Contract purchase payments                   5,754          --          --            --           --           --           --
Receivable for investments sold                    --       1,794       1,156         4,465       30,626       25,696        7,580
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Total assets                      19,617,528  12,117,712   8,045,408    30,326,728  142,678,505  154,880,005   49,738,514
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
               LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --       1,840       1,210         4,500       30,863       25,891        7,637
Payable for investments purchased               5,885          --          --            --           --           --           --
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Total liabilities                      5,885       1,840       1,210         4,500       30,863       25,891        7,637
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Net assets applicable to
            Contract owners               $19,611,643  12,115,872   8,044,198    30,322,228  142,647,642  154,854,114   49,730,877
                                          ===========  ==========   =========    ==========  ===========  ===========   ==========
         CONTRACT OWNERS' EQUITY
Contracts in accumulation period           19,554,333  12,115,872   8,044,198    30,322,228  142,647,642  154,854,114   49,730,877
Contracts in annuity payment period
   (note 2)                                    57,310          --          --            --           --           --           --
                                          -----------  ----------   ---------    ----------  -----------  -----------   ----------
         Total Contract Owners' Equity
            (notes 6 and 7)               $19,611,643  12,115,872   8,044,198    30,322,228  142,647,642  154,854,114   49,730,877
                                          ===========  ==========   =========    ==========  ===========  ===========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------------------
                                           IVY FUNDS    IVY FUNDS    IVY FUNDS   IVY FUNDS              IVY FUNDS    IVY FUNDS
                                              VIP          VIP          VIP         VIP      IVY FUNDS    VIP          VIP
                                          REAL ESTATE   SCIENCE &    SMALL CAP   SMALL CAP      VIP      GLOBAL    LIMITED-TERM
                                           SECURITIES   TECHNOLOGY    GROWTH       VALUE       VALUE      BOND         BOND
                                          -----------  -----------  ----------  ----------  ----------  ---------  -----------
                  ASSETS
Investments in shares of the Ivy Funds
   VIP Target Funds, Inc.:
   Real Estate Securities Portfolio,
      1,849,446 shares at net asset
      value of $6.75 per share
      (cost $11,722,099)                  $12,492,823          --           --          --          --         --           --
   Science & Technology Portfolio,
      2,461,585 shares at net asset
      value of $15.25 per share
      (cost $39,383,647)                           --  37,531,301           --          --          --         --           --
   Small Cap Growth Portfolio,
      5,787,965 shares at net asset
      value of $9.34 per share
      (cost $55,884,143)                           --          --   54,068,856          --          --         --           --
   Small Cap Value Portfolio,
      3,803,986 shares at net asset
      value of $14.57 per share
      (cost $55,061,361)                           --          --           --  55,427,496          --         --           --
   Value Portfolio, 11,955,228 shares at
      net asset value of $5.57 per share
      (cost $71,563,071)                           --          --           --          --  66,603,769         --           --
   Global Bond Portfolio, 439,594 shares
      at net asset value of $4.90 per
      share (cost $2,186,163)                      --          --           --          --          --  2,154,538           --
   Limited-Term Bond Portfolio, 920,252
      shares at net asset value of
      $5.03 per share (cost $4,657,920)            --          --           --          --          --         --    4,631,445
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
                                           12,492,823  37,531,301   54,068,856  55,427,496  66,603,769  2,154,538    4,631,445
Receivable from Minnesota Life for
   Contract purchase payments                      --          --       28,407          --       2,995      5,092       21,351
Receivable for investments sold                 1,316         260           --       7,955          --         --           --
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
            Total assets                   12,494,139  37,531,561   54,097,263  55,435,451  66,606,764  2,159,630    4,652,796
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                1,433         591           --       8,187          --         --           --
Payable for investments purchased                  --          --       28,624          --       3,191      5,106       21,368
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
         Total liabilities                      1,433         591       28,624       8,187       3,191      5,106       21,368
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
         Net assets applicable to
            Contract owners               $12,492,706  37,530,970   54,068,639  55,427,264  66,603,573  2,154,524    4,631,428
                                          ===========  ==========   ==========  ==========  ==========  =========    =========
        CONTRACT OWNERS' EQUITY
Contracts in accumulation period           12,492,706  37,484,091   53,550,547  55,104,398  66,198,801  2,154,524    4,631,428
Contracts in annuity payment period
   (note 2)                                        --      46,879      518,092     322,866     404,772         --           --
                                          -----------  ----------   ----------  ----------  ----------  ---------    ---------
         Total Contract Owners' Equity
            (notes 6 and 7)               $12,492,706  37,530,970   54,068,639  55,427,264  66,603,573  2,154,524    4,631,428
                                          ===========  ==========   ==========  ==========  ==========  =========    =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------
                                             JANUS        JANUS       JANUS    JANUS ASPEN       MFS        MFS       MFS
                                             ASPEN        ASPEN       ASPEN      MID CAP      INVESTORS   MID CAP     NEW
                                            BALANCED      FORTY     OVERSEAS      VALUE     GROWTH STOCK  GROWTH   DISCOVERY
                                          -----------  ----------  ----------  -----------  ------------  -------  ---------
                  ASSETS
Investments in shares of Janus Aspen
   Series - Service Shares:
   Balanced Portfolio, 489,597 shares at
      net asset value of $27.74 per
      share (cost $13,698,700)            $13,581,412          --          --          --            --        --         --
   Aspen Forty Portfolio, 787,982 shares
      at net asset value of $32.71 per
      share (cost $25,677,593)                     --  25,774,897          --          --            --        --         --
   Aspen International Growth Portfolio,
      1,673,942 shares at net asset
      value of $37.42 per share
      (cost $75,333,678)                           --          --  62,638,893          --            --        --         --
   Aspen Mid Cap Value Portfolio,
      544,069 shares at net asset value
      of $15.18 per share
      (cost $7,273,422)                            --          --          --   8,258,970            --        --         --
Investments in shares of the MFS
   Variable Insurance Trust:
   Investors Growth Stock Series,
      2,475,026 shares at net asset
      value of $10.77 per share
      (cost $24,020,527)                           --          --          --          --    26,656,030        --         --
   Mid Cap Growth Series, 125,517 shares
      at net asset value of $5.48 per
      share (cost $599,790)                        --          --          --          --            --   687,836         --
   New Discovery Series, 558,080 shares
      at net asset value of $13.74 per
      share (cost $7,690,227)                      --          --          --          --            --        --  7,668,019
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
                                           13,581,412  25,774,897  62,638,893   8,258,970    26,656,030   687,836  7,668,019
Receivable from Minnesota Life for
   Contract purchase payments                      --      12,697          --      21,490        36,773        --      2,274
Receivable for investments sold                   573          --      34,564          --            --       321         --
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Total assets                      13,581,985  25,787,594  62,673,457   8,280,460    26,692,803   688,157  7,670,293
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                  639          --      34,868          --            --       326         --
Payable for investments purchased                  --      12,801          --      21,547        36,941        --      2,322
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Total liabilities                        639      12,801      34,868      21,547        36,941       326      2,322
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Net assets applicable to
            Contract owners               $13,581,346  25,774,793  62,638,589   8,258,913    26,655,862   687,831  7,667,971
                                          ===========  ==========  ==========   =========    ==========   =======  =========
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           13,581,346  25,635,359  62,466,817   8,258,913    26,655,862   687,831  7,590,681
Contracts in annuity payment period
   (note 2)                                        --     139,434     171,772          --            --        --     77,290
                                          -----------  ----------  ----------   ---------    ----------   -------  ---------
         Total Contract Owners' Equity
            (notes 6 and 7)               $13,581,346  25,774,793  62,638,589   8,258,913    26,655,862   687,831  7,667,971
                                          ===========  ==========  ==========   =========    ==========   =======  =========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ------------------------------------------------------------------------------------------
                                                        NEUBERGER                                                            PIMCO
                                                           AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER      FUNDS
                                              MFS       SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW
                                             VALUE     RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH       DURATION
                                          -----------  ----------  ------------  -----------  -----------  -------------  ----------
            ASSETS
Investments in shares of the MFS
   Variable Insurance Trust:
   Value Fund, 4,800,744 shares at net
      asset value of $12.54 per share
      (cost $57,609,828)                  $60,201,329         --           --             --         --             --            --
Investments in shares of the Neuberger
   Funds:
   Socially Responsive Fund, 34,860
      shares at net asset value of
      $14.39 per share (cost $447,042)             --    501,642           --             --         --             --            --
Investments in shares of the Oppenheimer
   Variable Account Funds:
   Capital Appreciation Fund, 58,377
      shares at net asset value of
      $39.40 per share (cost $2,124,196)           --         --    2,300,039             --         --             --            --
   High Income Fund, 9,635,657 shares at
      net asset value of $1.91 per share
      (cost $16,642,186)                           --         --           --     18,404,104         --             --            --
   Main Street Small Cap Fund, 33,127
      shares at net asset value of
      $17.02 per share (cost $504,279)             --         --           --             --    563,816             --            --
Investments in shares of the Panorama
   Series Funds, Inc.:
   International Growth, 2,440,705
      shares at net asset value of
      $1.78 per share (cost $4,438,691)            --         --           --             --         --      4,344,455            --
Investments in shares of the Pimco
   Funds:
   VIT Low Duration Fund, 2,136,396
      shares at net asset value of
      $10.38 per share
      (cost $22,335,181)                           --         --           --             --         --             --    22,175,789
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
                                           60,201,329    501,642    2,300,039     18,404,104    563,816      4,344,455    22,175,789
Receivable from Minnesota Life for
   Contract purchase payments                  54,334         --           --             --      5,246          5,650        20,782
Receivable for investments sold                    --         71          420         19,561         --             --            --
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Total assets                   60,255,663    501,713    2,300,459     18,423,665    569,062      4,350,105    22,196,571
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --         76          433         19,668         --             --            --
Payable for investments purchased              54,728         --           --             --      5,253          5,680        20,968
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Total liabilities                  54,728         76          433         19,668      5,253          5,680        20,968
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Net assets applicable to
               Contract owners            $60,200,935    501,637    2,300,026     18,403,997    563,809      4,344,425    22,175,603
                                          ===========    =======    =========     ==========    =======      =========    ==========
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           60,178,426    501,637    2,300,026     18,361,716    563,809      4,344,425    22,175,603
Contracts in annuity payment period
   (note 2)                                    22,509         --           --         42,281         --             --            --
                                          -----------    -------    ---------     ----------    -------      ---------    ----------
            Total Contract Owners'
               Equity (notes 6 and 7)     $60,200,935    501,637    2,300,026     18,403,997    563,809      4,344,425    22,175,603
                                          ===========    =======    =========     ==========    =======      =========    ==========


See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                                          MORGAN
                                                                                                                          STANLEY
                                          PIMCO FUNDS  PUTNAM VT     PUTNAM VT      PUTNAM VT    PUTNAM VT             UIF EMERGING
                                           VIT TOTAL   GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT     MARKETS
                                             RETURN      INCOME       EQUITY      OPPORTUNITIES    INCOME    VOYAGER      EQUITY
                                          -----------  ----------  -------------  -------------  ---------  ---------  ------------
                  ASSETS
Investments in shares of the Pimco
   Funds:
   VIT Total Return Fund, 3,565,689
      shares at net asset value of
      $11.02 per share
      (cost $40,169,018)                  $39,293,890         --            --            --            --         --           --
Investments in shares of the Putnam
   Variable Trust:
   Putnam Growth and Income Fund, 68,196
      shares at net asset value of
      $15.30 per share (cost $1,025,023)           --  1,043,402            --            --            --         --           --
   International Equity Fund, 472,425
      shares at net asset value of $9.49
      per share (cost $6,795,304)                  --         --     4,483,316            --            --         --           --
   New Opportunities Fund, 26,503 shares
      at net asset value of $19.27 per
      share (cost $481,616)                        --         --            --       510,721            --         --           --
   Equity Income Fund, 167,655 shares at
      net asset value of $13.47 per
      share (cost $2,420,456)                      --         --            --            --     2,258,313         --           --
   Voyager Fund, 114,536 shares at net
      asset value of $31.76 per share
      (cost $4,079,353)                            --         --            --            --            --  3,637,651           --
Investments in shares of the Van Kampen
   Funds, Inc.:
   UIF Emerging Markets Equity
      Portfolio, 493,981 shares at net
      asset value of $12.50 per share
      (cost $6,074,584)                            --         --            --            --            --         --    6,174,761
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
                                           39,293,890  1,043,402     4,483,316       510,721     2,258,313  3,637,651    6,174,761
Receivable from Minnesota Life for
   Contract purchase payments                  69,554         --            --            --            --         10       13,932
Receivable for investments sold                    --         39         5,605            20            91         --           --
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Total assets                   39,363,444  1,043,441     4,488,921       510,741     2,258,404  3,637,661    6,188,693
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                   --         43         5,635            23           106         --           --
Payable for investments purchased              69,833         --            --            --            --         31       13,976
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Total liabilities                  69,833         43         5,635            23           106         31       13,976
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Net assets applicable
               to Contract owners         $39,293,611  1,043,398     4,483,286       510,718     2,258,298  3,637,630    6,174,717
                                          ===========  =========     =========       =======     =========  =========    =========
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           39,293,611  1,043,398     4,483,286       510,718     2,258,298  3,637,630    6,174,717
Contracts in annuity payment period
   (note 2)                                        --         --            --            --            --         --           --
                                          -----------  ---------     ---------       -------     ---------  ---------    ---------
            Total Contract Owners'
               Equity (notes 6 and 7)     $39,293,611  1,043,398     4,483,286       510,718     2,258,298  3,637,630    6,174,717
                                          ===========  =========     =========       =======     =========  =========    =========

See accompanying notes to financial statements.

                                            SEGREGATED
                                           SUB-ACCOUNTS
                                          --------------
                                               TOTAL
                                          --------------
            ASSETS
                                           2,923,171,224
Receivable from Minnesota Life for
   Contract purchase payments                  1,058,320
Receivable for investments sold                  754,773
                                          --------------
            Total assets                   2,924,984,317
                                          --------------
              LIABILITIES
Payable to Minnesota Life for Contract
   terminations, withdrawal payments and
   mortality and expense charges                 761,254
Payable for investments purchased              1,065,008
                                          --------------
            Total liabilities                  1,826,262
                                          --------------
            Net assets applicable to
               Contract owners            $2,923,158,055
                                          ==============
            CONTRACT OWNERS' EQUITY
Contracts in accumulation period           2,865,392,894
Contracts in annuity payment period
   (note 2)                                   57,765,161
                                          --------------
            Total Contract Owners'
               Equity (notes 6 and 7)     $2,923,158,055
                                          ==============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2011

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                     ADVANTUS     ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS
                                            ADVANTUS     ADVANTUS      INDEX      MORTGAGE   INTERNATIONAL  INDEX 400   REAL ESTATE
                                              BOND        MONEY         500      SECURITIES      BOND        MID-CAP     SECURITIES
                                             CLASS 2      MARKET       CLASS 2     CLASS 2      CLASS 2      CLASS 2      CLASS 2
                                          -----------  -----------  -----------  ----------  -------------  ----------  -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $        --        1,183           --          --           --            --          --
   Mortality, expense charges and
      administrative charges (note 3)      (2,655,805)    (717,008)  (1,338,275)   (872,112)  (1,064,191)     (867,414)   (751,179)
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
      Investment income (loss) - net       (2,655,805)    (715,825)  (1,338,275)   (872,112)  (1,064,191)     (867,414)   (751,179)
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                       --           --           --          --           --            --          --
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  32,897,398   31,341,347   19,640,454  12,174,881    7,294,244    10,023,262   9,323,947
      Cost of investments sold            (25,751,100) (31,341,347) (14,551,150) (9,995,534)  (4,391,676)   (7,118,369) (7,167,421)
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
                                            7,146,298           --    5,089,304   2,179,347    2,902,568     2,904,893   2,156,526
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
      Net realized gains (losses) on
         investments                        7,146,298           --    5,089,304   2,179,347    2,902,568     2,904,893   2,156,526
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
         Net change in unrealized
            appreciation or depreciation
            of investments                  7,855,542       (1,287)  (2,874,618)  2,065,686   (3,103,815)   (4,126,453)    872,787
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
         Net gains (losses) on
            investments                    15,001,840       (1,287)   2,214,686   4,245,033     (201,247)   (1,221,560)  3,029,313
                                          -----------  -----------  -----------  ----------   ----------    ----------  ----------
         Net increase (decrease) in net
            assets resulting from
            operations                    $12,346,035     (717,112)     876,411   3,372,921   (1,265,438)   (2,088,974)  2,278,134
                                          ===========  ===========  ===========  ==========   ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                                   AMERICAN
                                                                                      ALLIANCE      CENTURY   AMERICAN
                                          INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN     INCOME   CENTURY VP   AMERICAN
                                            CAPITAL         CORE        SMALL CAP   INTERNATIONAL    AND     INFLATION    CENTURY
                                          APPRECIATION     EQUITY        EQUITY         VALUE       GROWTH   PROTECTION     ULTRA
                                          ------------  ------------  ------------  -------------  --------  ----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $      --         6,931            --         31,568      31,952   1,176,269          --
   Mortality, expense charges and
      administrative charges (note 3)        (70,680)      (13,880)     (145,935)       (13,153)    (35,613)   (424,899)   (510,384)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Investment income (loss) - net         (70,680)       (6,949)     (145,935)        18,415      (3,661)    751,370    (510,384)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --            --            --             --          --     314,708          --
                                           ---------      --------     ---------       --------    --------  ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    843,341       535,775     1,026,034        127,903     506,148   2,684,321   8,006,917
      Cost of investments sold              (945,142)     (486,510)     (891,661)      (188,282)   (644,537) (2,345,597) (8,037,724)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
                                            (101,801)       49,265       134,373        (60,379)   (138,389)    338,724     (30,807)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Net realized gains (losses) on
         investments                        (101,801)       49,265       134,373        (60,379)   (138,389)    653,432     (30,807)
                                           ---------      --------     ---------       --------    --------  ----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        (289,774)      (46,774)     (153,971)      (139,502)    186,813   1,391,676     544,291
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Net gains (losses) on investments     (391,575)        2,491       (19,598)      (199,881)     48,424   2,045,108     513,484
                                           ---------      --------     ---------       --------    --------  ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                        $(462,255)       (4,458)     (165,533)      (181,466)     44,763   2,796,478       3,100
                                           =========      ========     =========       ========    ========  ==========  ==========


See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                        AMERICAN  AMERICAN  AMERICAN
                                                        FUNDS IS  FUNDS IS  FUNDS IS   AMERICAN    AMERICAN       AMERICAN
                                            AMERICAN     GLOBAL    GLOBAL    GLOBAL    FUNDS IS    FUNDS IS       FUNDS IS
                                             CENTURY      BOND     GROWTH   SMALL CAP   GROWTH   GROWTH-INCOME  INTERNATIONAL
                                              VALUE     CLASS 2*  CLASS 2*  CLASS 2*   CLASS 2*     CLASS 2*      CLASS 2*
                                          ------------  --------  --------  ---------  --------  -------------  -------------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $  714,660      20,150    4,623       340       4,300      9,904          14,009
   Mortality, expense charges and
      administrative charges (note 3)       (533,607)     (5,366)  (1,722)   (1,065)     (5,692)    (4,153)         (4,054)
                                          ----------     -------  -------   -------     -------    -------         -------
      Investment income (loss) - net         181,053      14,784    2,901      (725)     (1,392)     5,751           9,955
                                          ----------     -------  -------   -------     -------    -------         -------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --       2,389       --        --          --         --              --
                                          ----------     -------  -------   -------     -------    -------         -------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  2,742,053      53,161   12,806     9,772      59,980     36,796          46,385
      Cost of investments sold            (3,586,527)    (53,519) (14,265)  (10,834)    (65,623)   (39,300)        (54,361)
                                          ----------     -------  -------   -------     -------    -------         -------
                                            (844,474)       (358)  (1,459)   (1,062)     (5,643)    (2,504)         (7,976)
                                          ----------     -------  -------   -------     -------    -------         -------
      Net realized gains (losses) on
         investments                        (844,474)      2,031   (1,459)   (1,062)     (5,643)    (2,504)         (7,976)
                                          ----------     -------  -------   -------     -------    -------         -------
   Net change in unrealized appreciation
      or depreciation of investments         521,554     (23,764) (14,047)  (18,640)    (30,307)   (10,781)        (85,355)
                                          ----------     -------  -------   -------     -------    -------         -------
      Net gains (losses) on investments     (322,920)    (21,733) (15,506)  (19,702)    (35,950)   (13,285)        (93,331)
                                          ----------     -------  -------   -------     -------    -------         -------
      Net increase (decrease) in net
         assets resulting from
         operations                       $ (141,867)     (6,949) (12,605)  (20,427)    (37,342)    (7,534)        (83,376)
                                          ==========     =======  =======   =======     =======    =======         =======

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------------------
                                                     AMERICAN   CREDIT SUISSE
                                           AMERICAN  FUNDS IS       TRUST
                                           FUNDS IS  U.S. GOVT  INTERNATIONAL    FIDELITY    FIDELITY      FIDELITY     FIDELITY
                                          NEW WORLD     SEC         EQUITY         HIGH        VIP           VIP           VIP
                                           CLASS 2*  CLASS 2*     FLEX III        INCOME    CONTRAFUND  EQUITY-INCOME    MID-CAP
                                          ---------  ---------  -------------  ----------  -----------  -------------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund               $  7,246     30,548       34,191     1,189,294      362,261      1,251,675       8,632
   Mortality, expense charges and
      administrative charges (note 3)        (2,698)    (7,839)      (8,468)     (237,793)    (656,937)    (1,273,477)   (581,589)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Investment income (loss) - net          4,548     22,709       25,723       951,501     (294,676)       (21,802)   (572,957)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --      2,577           --            --           --        692,431      67,820
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                    14,591    869,090    1,747,514     2,987,147    7,925,917     18,569,145   9,241,485
      Cost of investments sold              (16,024)  (858,304)  (2,004,216)   (2,204,306) (10,542,698)   (23,296,281) (9,664,070)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
                                             (1,433)    10,786     (256,702)      782,841   (2,616,781)    (4,727,136)   (422,585)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Net realized gains (losses) on
         investments                         (1,433)    13,363     (256,702)      782,841   (2,616,781)    (4,034,705)   (354,765)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments        (45,142)   (10,442)      49,737    (1,441,699)   1,056,068      3,686,539  (4,309,471)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Net gains (losses) on investments     (46,575)     2,921     (206,965)     (658,858)  (1,560,713)      (348,166) (4,664,236)
                                           --------   --------   ----------    ----------  -----------    -----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                        $(42,027)    25,630     (181,242)      292,643   (1,855,389)      (369,968) (5,237,193)
                                           ========   ========   ==========    ==========  ===========    ===========  ==========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------
                                                                  FRANKLIN                  TEMPLETON     GOLDMAN
                                           FRANKLIN   FRANKLIN    LARGE CAP    FRANKLIN     DEVELOPING   SACHS VIT   IBBOTSON
                                          SMALL CAP     SMALL      GROWTH    MUTUAL SHARES   MARKETS    GOVERNMENT  AGGRESSIVE
                                            VALUE      MID CAP   SECURITIES   SECURITIES    SECURITIES    INCOME      GROWTH
                                          ---------  ----------  ----------  -------------  ----------  ----------  ---------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $  56,009          --     19,142       237,982       316,390     64,434      33,518
   Mortality, expense charges and
      administrative charges (note 3)      (120,174)   (137,006)   (43,020)     (143,719)     (434,897)  (100,695)    (50,591)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Investment income (loss) - net        (64,165)   (137,006)   (23,878)       94,263      (118,507)   (36,261)    (17,073)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --          --         --            --            --    374,436          --
                                          ---------  ----------   --------    ----------    ----------   --------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   844,464   3,478,498    625,242     2,287,793     6,476,011    480,635     647,343
      Cost of investments sold             (818,705) (3,281,440)  (647,659)   (2,941,362)   (7,932,506)  (467,035)   (385,735)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
                                             25,759     197,058    (22,417)     (653,569)   (1,456,495)    13,600     261,608
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Net realized gains (losses) on
         investments                         25,759     197,058    (22,417)     (653,569)   (1,456,495)   388,036     261,608
                                          ---------  ----------   --------    ----------    ----------   --------    --------
   Net change in unrealized appreciation
      or depreciation of investments       (351,085)   (635,127)   (50,979)      326,413    (4,261,228)     7,726    (470,346)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Net gains (losses) on investments    (325,326)   (438,069)   (73,396)     (327,156)   (5,717,723)   395,762    (208,738)
                                          ---------  ----------   --------    ----------    ----------   --------    --------
      Net increase (decrease) in net
         assets resulting from
         operations                       $(389,491)   (575,075)   (97,274)     (232,893)   (5,836,230)   359,501    (225,811)
                                          =========  ==========   ========    ==========    ==========   ========    ========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------------------------
                                                                                               INVESCO
                                                                                             VAN KAMPEN                   INVESCO
                                                                                  IBBOTSON      V.I.        INVESCO      VAN KAMPEN
                                            IBBOTSON     IBBOTSON     IBBOTSON     INCOME      CAPITAL     VAN KAMPEN   V.I. GROWTH
                                            BALANCED   CONSERVATIVE    GROWTH    AND GROWTH    GROWTH    V.I. COMSTOCK   AND INCOME
                                          -----------  ------------  ----------  ----------  ----------  -------------  -----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund              $   493,009      185,786      283,299     247,277         --       106,396        34,160
   Mortality, expense charges and
      administrative charges (note 3)        (703,809)    (196,241)    (407,035)   (385,458)    (8,075)     (126,851)      (45,047)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Investment income (loss) - net         (210,800)     (10,455)    (123,736)   (138,181)    (8,075)      (20,455)      (10,887)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                  775,697      361,644      284,008     463,495         --            --            --
                                          -----------   ----------   ----------  ----------    -------      --------      --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                   5,937,679    1,727,038    5,650,976   2,573,376    126,294       624,462       827,494
      Cost of investments sold             (5,546,694)  (1,448,947)  (5,367,717) (2,368,620)   (98,488)     (728,903)     (951,708)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
                                              390,985      278,091      283,259     204,756     27,806      (104,441)     (124,214)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Net realized gains (losses) on
         investments                        1,166,682      639,735      567,267     668,251     27,806      (104,441)     (124,214)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
   Net change in unrealized appreciation
      or depreciation of investments       (2,131,616)    (455,226)  (1,622,320)   (589,659)   (69,468)     (166,315)       20,114
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Net gains (losses) on investments      (964,934)     184,509   (1,055,053)     78,592    (41,662)     (270,756)     (104,100)
                                          -----------   ----------   ----------  ----------    -------      --------      --------
      Net increase (decrease) in net
         assets resulting from
         operations                       $(1,175,734)     174,054   (1,178,789)    (59,589)   (49,737)     (291,211)     (114,987)
                                          ===========   ==========   ==========  ==========    =======      ========      ========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------------------------
                                            INVESCO       INVESCO      IVY FUNDS                                         IVY FUNDS
                                           VAN KAMPEN   VAN KAMPEN        VIP      IVY FUNDS    IVY FUNDS   IVY FUNDS      VIP
                                          V.I. MID CAP  V.I. EQUITY      ASSET        VIP          VIP         VIP       DIVIDEND
                                             VALUE      AND INCOME     STRATEGY     BALANCED      BOND     CORE EQUITY    INCOME
                                          ------------  -----------  -----------  -----------  ----------  -----------  ----------
Investment income (loss):
   Investment income distributions from
      underlying mutual fund                $  1,974         27,900    1,704,650    2,205,645   2,228,412      104,840     187,011
   Mortality, expense charges and
      administrative charges (note 3)         (4,439)       (19,994)  (2,443,999)  (1,241,998) (1,117,711)    (415,474)   (272,159)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Investment income (loss) - net          (2,465)         7,906     (739,349)     963,647   1,110,701     (310,634)    (85,148)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                      --             --           --    7,281,085     550,189      938,278          --
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                     74,625      1,745,900   15,921,602   14,891,461   8,971,255    3,519,821   2,232,976
      Cost of investments sold               (56,633)    (1,771,325) (16,552,830) (12,456,534) (8,414,574)  (3,444,730) (2,120,813)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
                                              17,992        (25,425)    (631,228)   2,434,927     556,681       75,091     112,163
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Net realized gains (losses) on
         investments                          17,992        (25,425)    (631,228)   9,716,012   1,106,870    1,013,369     112,163
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
   Net change in unrealized appreciation
      or depreciation of investments         (20,278)       (30,530) (12,807,440)  (8,556,377)  2,544,639     (827,932) (1,109,997)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Net gains (losses) on investments       (2,286)       (55,955) (13,438,668)   1,159,635   3,651,509      185,437    (997,834)
                                            --------     ----------  -----------  -----------  ----------   ----------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                         $ (4,751)       (48,049) (14,178,017)   2,123,282   4,762,210     (125,197) (1,082,982)
                                            ========     ==========  ===========  ===========  ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                     SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                      IVY FUNDS
                                                         VIP                    IVY FUNDS    IVY FUNDS      IVY FUNDS    IVY FUNDS
                                         IVY FUNDS     GLOBAL      IVY FUNDS       VIP          VIP            VIP          VIP
                                            VIP        NATURAL        VIP         HIGH     INTERNATIONAL  INTERNATIONAL  MICRO-CAP
                                          ENERGY      RESOURCES     GROWTH       INCOME       GROWTH         VALUE        GROWTH
                                        -----------  -----------  -----------  ----------  -------------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $        --           --    6,703,353   2,872,414      134,293       2,700,865           --
   Mortality, expense charges and
      administrative charges (note 3)      (128,819)    (678,862)  (2,207,443)   (582,386)    (497,865)     (2,327,619)    (268,940)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Investment income (loss) - net       (128,819)    (678,862)   4,495,910   2,290,028     (363,572)        373,246     (268,940)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --           --           --          --           --              --           --
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 1,749,312    5,846,920   20,818,324   6,499,553    2,262,869      19,712,727    4,101,228
      Cost of investments sold           (1,767,892)  (7,736,899) (18,393,800) (6,433,359)  (2,142,280)    (21,667,111)  (3,110,762)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
                                            (18,580)  (1,889,979)   2,424,524      66,194      120,589      (1,954,384)     990,466
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Net realized gains (losses) on
         investments                        (18,580)  (1,889,979)   2,424,524      66,194      120,589      (1,954,384)     990,466
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
   Net change in unrealized
      appreciation or depreciation
      of investments                       (670,237)  (7,701,822)  (5,429,712)   (890,168)  (2,804,168)    (25,138,167)  (2,277,260)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Net gains (losses) on
         investments                       (688,817)  (9,591,801)  (3,005,188)   (823,974)  (2,683,579)    (27,092,551)  (1,286,794)
                                        -----------  -----------  -----------  ----------   ----------     -----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $  (817,636) (10,270,663)   1,490,722   1,466,054   (3,047,151)    (26,719,305)  (1,555,734)
                                        ===========  ===========  ===========  ==========   ==========     ===========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        ----------------------------------------------------------------------------------------
                                                                                                        IVY FUNDS     IVY FUNDS
                                         IVY FUNDS    IVY FUNDS   IVY FUNDS     IVY FUNDS    IVY FUNDS     VIP          VIP
                                            VIP          VIP          VIP         VIP         VIP       PATHFINDER   PATHFINDER
                                          MID CAP       MONEY     PATHFINDER   PATHFINDER   PATHFINDER  MODERATELY   MODERATELY
                                          GROWTH       MARKET     AGGRESSIVE  CONSERVATIVE   MODERATE   AGGRESSIVE  CONSERVATIVE
                                        -----------  ----------  -----------  ------------  ----------  ----------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $     1,016       2,444       90,124       364,128   1,456,621   1,207,986      502,235
   Mortality, expense charges and
      administrative charges (note 3)      (275,303)   (166,860)    (115,166)     (363,539) (1,812,067) (1,941,315)    (598,748)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Investment income (loss) - net       (274,287)   (164,416)     (25,042)          589    (355,446)   (733,329)     (96,513)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                609,787          --      179,537       590,211   2,068,298   2,163,847      759,983
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 2,116,491   5,605,391    1,755,681     2,591,246   5,104,441   3,701,413    4,223,369
      Cost of investments sold           (1,442,337) (5,605,391)  (1,325,595)   (2,090,117) (4,684,559) (3,633,252)  (3,363,178)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
                                            674,154          --      430,086       501,129     419,882      68,161      860,191
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Net realized gains (losses) on
         investments                      1,283,941          --      609,623     1,091,340   2,488,180   2,232,008    1,620,174
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                        (1,355,137)         --     (957,472)   (1,243,812) (5,967,598) (8,308,229)  (2,172,635)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Net gains (losses) on
         investments                        (71,196)         --     (347,849)     (152,472) (3,479,418) (6,076,221)    (552,461)
                                        -----------  ----------   ----------    ----------  ----------  ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $  (345,483)   (164,416)    (372,891)     (151,883) (3,834,864) (6,809,550)    (648,974)
                                        ===========  ==========   ==========    ==========  ==========  ==========   ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                         IVY FUNDS    IVY FUNDS   IVY FUNDS   IVY FUNDS               IVY FUNDS    IVY FUNDS
                                            VIP         VIP          VIP         VIP       IVY FUNDS     VIP          VIP
                                        REAL ESTATE   SCIENCE &   SMALL CAP   SMALL CAP       VIP      GLOBAL    LIMITED-TERM
                                         SECURITIES  TECHNOLOGY    GROWTH       VALUE        VALUE      BOND*        BOND*
                                        -----------  ----------  ----------  -----------  ----------  ---------  ------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $    97,724          --          --      290,176     521,015     39,127      51,003
   Mortality, expense charges and
      administrative charges (note 3)      (200,651)   (636,162)   (801,614)    (834,549)   (939,413)   (13,456)    (17,711)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Investment income (loss) - net       (102,927)   (636,162)   (801,614)    (544,373)   (418,398)    25,671      33,292
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                     --   1,444,651     512,979           --          --         --          --
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 1,502,805   4,770,793   9,514,187    9,623,966   9,976,093    439,918     612,008
      Cost of investments sold           (1,710,164) (4,707,354) (9,411,261)  (9,063,310) (9,821,805)  (451,012)   (606,560)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
                                           (207,359)     63,439     102,926      560,656     154,288    (11,094)      5,448
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Net realized gains (losses) on
         investments                       (207,359)  1,508,090     615,905      560,656     154,288    (11,094)      5,448
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
   Net change in unrealized
      appreciation or depreciation of
      investments                           739,323  (3,842,531) (6,604,751)  (8,791,362) (5,584,177)   (31,625)    (26,475)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Net gains (losses) on
         investments                        531,964  (2,334,441) (5,988,846)  (8,230,706) (5,429,889)   (42,719)    (21,027)
                                        -----------  ----------  ----------   ----------  ----------   --------    --------
      Net increase (decrease) in net
         assets resulting from
         operations                     $   429,037  (2,970,603) (6,790,460)  (8,775,079) (5,848,287)   (17,048)     12,265
                                        ===========  ==========  ==========   ==========  ==========   ========    ========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                      SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                           JANUS       JANUS        JANUS     JANUS ASPEN       MFS        MFS        MFS
                                           ASPEN       ASPEN        ASPEN       MID CAP      INVESTORS   MID CAP      NEW
                                          BALANCED     FORTY       OVERSEAS     VALUE      GROWTH STOCK   GROWTH    DISCOVERY
                                        -----------  ----------  -----------  -----------  ------------  --------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $   299,769      72,579      305,806      48,684       70,433          --          --
   Mortality, expense charges and
      administrative charges (note 3)      (188,723)   (388,132)  (1,095,289)   (115,040)    (380,151)    (10,979)   (132,409)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Investment income (loss) - net        111,046    (315,553)    (789,483)    (66,356)    (309,718)    (10,979)   (132,409)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                686,404          --      804,364          --           --          --   1,096,846
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 2,421,370   5,948,113   12,856,610     515,272    1,667,760     183,060   2,247,940
      Cost of investments sold           (2,513,099) (4,959,496) (10,916,133)   (456,608)  (1,676,120)   (212,776) (1,918,490)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
                                            (91,729)    988,617    1,940,477      58,664       (8,360)    (29,716)    329,450
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Net realized gains (losses) on
         investments                        594,675     988,617    2,744,841      58,664       (8,360)    (29,716)  1,426,296
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                          (718,547) (3,050,200) (32,772,726)   (363,738)      24,575     (10,027) (2,283,537)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Net gains (losses) on
         investments                       (123,872) (2,061,583) (30,027,885)   (305,074)      16,215     (39,743)   (857,241)
                                        -----------  ----------  -----------    --------   ----------    --------  ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $   (12,826) (2,377,136) (30,817,368)   (371,430)    (293,503)    (50,722)   (989,650)
                                        ===========  ==========  ===========    ========   ==========    ========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                       NEUBERGER                                                            PIMCO
                                                          AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER      FUNDS
                                             MFS       SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW
                                            VALUE     RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH        DURATION
                                         -----------  ----------  ------------  -----------  -----------  -------------  ----------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund        $   776,216      1,275         3,008     1,818,449       1,895         35,506      240,509
   Mortality, expense charges and
      administrative charges (note 3)       (884,805)    (7,771)      (36,812)     (285,274)     (8,381)       (70,685)    (230,184)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Investment income (loss) - net        (108,589)    (6,496)      (33,804)    1,533,175      (6,486)       (35,179)      10,325
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                 246,636         --            --            --          --             --           --
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                  5,083,504     83,815       957,430     4,166,540     117,229      1,596,032    1,256,686
      Cost of investments sold            (5,823,979)   (56,682)   (1,016,016)  (11,166,768)    (70,905)    (1,383,671)  (1,236,725)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
                                            (740,475)    27,133       (58,586)   (7,000,228)     46,324        212,361       19,961
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Net realized gains (losses) on
         investments                        (493,839)    27,133       (58,586)   (7,000,228)     46,324        212,361       19,961
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                           (452,083)   (39,616)       37,634     4,765,929     (62,020)      (569,425)    (176,037)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Net gains (losses) on investments     (945,922)   (12,483)      (20,952)   (2,234,299)    (15,696)      (357,064)    (156,076)
                                         -----------    -------    ----------   -----------     -------     ----------   ----------
      Net increase (decrease) in net
         assets resulting from
         operations                      $(1,054,511)   (18,979)      (54,756)     (701,124)    (22,182)      (392,243)    (145,751)
                                         ===========    =======    ==========   ===========     =======     ==========   ==========

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                                                                     MORGAN STANLEY
                                        PIMCO FUNDS   PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT              UIF EMERGING
                                         VIT TOTAL   GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT     MARKETS
                                           RETURN      INCOME       EQUITY      OPPORTUNITIES    INCOME    VOYAGER       EQUITY
                                        -----------  ----------  -------------  -------------  ---------  ---------  --------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $   732,819     14,958        196,898        1,204        39,867         --        21,846
   Mortality, expense charges and
      administrative charges (note 3)      (426,507)   (15,776)       (84,160)      (7,008)      (33,554)   (46,699)      (87,661)
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Investment income (loss) - net        306,312       (818)       112,738       (5,804)        6,313    (46,699)      (65,815)
                                        -----------   --------     ----------     --------      --------   --------    ----------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund                535,901         --             --           --            --         --            --
                                        -----------   --------     ----------     --------      --------   --------    ----------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 2,933,997    290,275      1,442,000      101,240       382,475    773,404       684,116
      Cost of investments sold           (2,930,412)  (343,720)    (2,012,067)    (102,403)     (722,525)  (656,060)     (550,290)
                                        -----------   --------     ----------     --------      --------   --------    ----------
                                              3,585    (53,445)      (570,067)      (1,163)     (340,050)   117,344       133,826
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Net realized gains (losses) on
         investments                        539,486    (53,445)      (570,067)      (1,163)     (340,050)   117,344       133,826
                                        -----------   --------     ----------     --------      --------   --------    ----------
   Net change in unrealized
      appreciation or depreciation of
      investments                          (379,100)    (1,358)      (562,873)     (29,376)      333,913   (841,167)   (1,330,119)
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Net gains (losses) on
         investments                        160,386    (54,803)    (1,132,940)     (30,539)       (6,137)  (723,823)   (1,196,293)
                                        -----------   --------     ----------     --------      --------   --------    ----------
      Net increase (decrease) in net
         assets resulting from
         operations                     $   466,698    (55,621)    (1,020,202)     (36,343)          176   (770,522)   (1,262,108)
                                        ===========   ========     ==========     ========      ========   ========    ==========

See accompanying notes to financial statements.

                                          SEGREGATED
                                         SUB-ACCOUNTS
                                        -------------
                                            TOTAL
                                        -------------
Investment income (loss):
   Investment income distributions
      from underlying mutual fund       $  35,153,815
   Mortality, expense charges and
      administrative charges (note 3)     (41,167,868)
                                        -------------
      Investment income (loss) - net       (6,014,053)
                                        -------------
Realized and unrealized gains (losses)
   on investments - net:
   Realized gain distributions from
      underlying mutual fund               23,808,201
                                        -------------
   Realized gains (losses) on sales of
      investments:
      Proceeds from sales                 428,644,362
      Cost of investments sold           (413,962,279)
                                        -------------
                                           14,682,083
                                        -------------
      Net realized gains (losses) on
         investments                       38,490,284
                                        -------------
   Net change in unrealized
      appreciation or depreciation
      of investments                     (157,290,093)
                                        -------------
      Net gains (losses) on
         investments                     (118,799,809)
                                        -------------
      Net increase (decrease) in net
         assets resulting from
         operations                     $(124,813,862)
                                        =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2011

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                                                                          ADVANTUS
                                                                      ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS      REAL
                                           ADVANTUS      ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL   INDEX 400    ESTATE
                                             BOND         MONEY         500       SECURITIES       BOND        MID-CAP   SECURITIES
                                            CLASS 2       MARKET      CLASS 2      CLASS 2       CLASS 2       CLASS 2     CLASS 2
                                         ------------  -----------  -----------  -----------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net        $ (2,655,805)    (715,825)  (1,338,275)    (872,112)  (1,064,191)     (867,414)   (751,179)
   Net realized gains (losses) on
      investments                           7,146,298           --    5,089,304    2,179,347    2,902,568     2,904,893   2,156,526
   Net change in unrealized
      appreciation or depreciation of
      investments                           7,855,542       (1,287)  (2,874,618)   2,065,686   (3,103,815)   (4,126,453)    872,787
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Net increase (decrease) in net assets
   resulting from operations               12,346,035     (717,112)     876,411    3,372,921   (1,265,438)   (2,088,974)  2,278,134
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              10,444,587   31,894,827    4,404,737    2,474,315    8,336,893     6,258,284   3,461,149
   Contract withdrawals and charges       (30,778,597) (30,837,598) (14,201,157) (11,298,734)  (6,705,265)   (9,430,667) (8,718,559)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           (2,576)      20,420      192,434       (5,229)       5,621         2,186       4,713
   Annuity benefit payments                  (220,058)     (66,866)  (4,420,423)    (158,372)     (42,267)      (48,305)   (101,114)
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Increase (decrease) in net assets from
   contract transactions                  (20,556,644)   1,010,783  (14,024,409)  (8,988,020)   1,594,982    (3,218,502) (5,353,811)
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Increase (decrease) in net assets          (8,210,609)     293,671  (13,147,998)  (5,615,099)     329,544    (5,307,476) (3,075,677)
Net assets at the beginning of year       193,861,892   52,945,041  134,709,384   66,859,188   77,196,207    68,004,218  55,834,052
                                         ------------  -----------  -----------  -----------   ----------    ----------  ----------
Net assets at the end of year            $185,651,283   53,238,712  121,561,386   61,244,089   77,525,751    62,696,742  52,758,375
                                         ============  ===========  ===========  ===========   ==========    ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                                                   AMERICAN   AMERICAN
                                                                                      ALLIANCE     CENTURY     CENTURY
                                         INVESCO V.I.  INVESCO V.I.  INVESCO V.I.    BERNSTEIN      INCOME        VP      AMERICAN
                                            CAPITAL        CORE       SMALL CAP    INTERNATIONAL      AND     INFLATION   CENTURY
                                         APPRECIATION     EQUITY        EQUITY         VALUE        GROWTH   PROTECTION     ULTRA
                                         ------------  ------------  ------------  -------------  ---------  ----------  ----------
Operations:
   Investment income (loss) - net        $   (70,680)       (6,949)     (145,935)      18,415        (3,661)    751,370    (510,384)
   Net realized gains (losses) on
      investments                           (101,801)       49,265       134,373      (60,379)     (138,389)    653,432     (30,807)
   Net change in unrealized
      appreciation or depreciation of
      investments                           (289,774)      (46,774)     (153,971)    (139,502)      186,813   1,391,676     544,291
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations                (462,255)       (4,458)     (165,533)    (181,466)       44,763   2,796,478       3,100
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments                198,008       305,225     2,229,133      279,148       307,872  12,835,598     429,467
   Contract withdrawals and charges         (787,189)     (525,589)     (973,634)    (118,564)     (478,609) (2,579,369) (7,483,513)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              16            --            13           --            10          55         550
   Annuity benefit payments                   (2,994)           --          (875)          --          (264)     (3,769)    (66,729)
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Increase (decrease) in net assets from
   contract transactions                    (592,160)     (220,364)    1,254,637      160,584      (170,991) 10,252,515  (7,120,224)
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Increase (decrease) in net assets         (1,054,415)     (224,822)    1,089,104      (20,882)     (126,228) 13,048,993  (7,117,124)
Net assets at the beginning of year        5,488,930     1,240,874     9,371,107      727,660     2,564,876  22,710,216  38,088,591
                                         -----------     ---------    ----------     --------     ---------  ----------  ----------
Net assets at the end of year            $ 4,434,515     1,016,052    10,460,211      706,778     2,438,648  35,759,209  30,971,467
                                         ===========     =========    ==========     ========     =========  ==========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------------------
                                                      AMERICAN  AMERICAN   AMERICAN
                                                      FUNDS IS  FUNDS IS   FUNDS IS   AMERICAN    AMERICAN       AMERICAN
                                           AMERICAN    GLOBAL    GLOBAL     GLOBAL    FUNDS IS    FUNDS IS       FUNDS IS
                                           CENTURY      BOND     GROWTH   SMALL CAP   GROWTH    GROWTH-INCOME  INTERNATIONAL
                                            VALUE     CLASS 2*  CLASS 2*   CLASS 2*   CLASS 2*     CLASS 2*       CLASS 2*
                                         -----------  --------  --------  ---------  ---------  -------------  -------------
Operations:
   Investment income (loss) - net        $   181,053    14,784     2,901      (725)     (1,392)      5,751          9,955
   Net realized gains (losses) on
      investments                           (844,474)    2,031    (1,459)   (1,062)     (5,643)     (2,504)        (7,976)
   Net change in unrealized
      appreciation or depreciation of
      investments                            521,554   (23,764)  (14,047)  (18,640)    (30,307)    (10,781)       (85,355)
                                         -----------   -------   -------   -------   ---------     -------        -------
Net increase (decrease) in net assets
   resulting from operations                (141,867)   (6,949)  (12,605)  (20,427)    (37,342)     (7,534)       (83,376)
                                         -----------   -------   -------   -------   ---------     -------        -------
Contract transactions (notes 3 and 6):
   Contract purchase payments              3,976,564   858,783   441,526   248,211   1,157,474     852,119        968,824
   Contract withdrawals and charges       (2,496,372)  (49,746)  (11,672)   (9,145)    (56,568)    (34,056)       (44,848)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             302        --        --        --          --          --             --
   Annuity benefit payments                  (11,432)       --        --        --          --          --             --
                                         -----------   -------   -------   -------   ---------     -------        -------
Increase (decrease) in net assets from
   contract transactions                   1,469,062   809,037   429,854   239,066   1,100,906     818,063        923,976
                                         -----------   -------   -------   -------   ---------     -------        -------
Increase (decrease) in net assets          1,327,195   802,088   417,249   218,639   1,063,564     810,529        840,600
Net assets at the beginning of year       37,286,285        --        --        --          --          --             --
                                         -----------   -------   -------   -------   ---------     -------        -------
Net assets at the end of year            $38,613,480   802,088   417,249   218,639   1,063,564     810,529        840,600
                                         ===========   =======   =======   =======   =========     =======        =======

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         ------------------------------------------------------------------------------------------
                                                                  CREDIT SUISSE
                                          AMERICAN    AMERICAN        TRUST
                                          FUNDS IS    FUNDS IS    INTERNATIONAL   FIDELITY    FIDELITY      FIDELITY      FIDELITY
                                         NEW WORLD    U.S. GOVT       EQUITY        HIGH         VIP          VIP           VIP
                                          CLASS 2*  SEC CLASS 2*     FLEX III      INCOME    CONTRAFUND  EQUITY-INCOME     MID-CAP
                                         ---------  ------------  -------------  ----------  ----------  -------------  ------------
Operations:
   Investment income (loss) - net         $  4,548       22,709        25,723       951,501    (294,676)      (21,802)     (572,957)
   Net realized gains (losses) on
      investments                           (1,433)      13,363      (256,702)      782,841  (2,616,781)   (4,034,705)     (354,765)
   Net change in unrealized
      appreciation or depreciation of
      investments                          (45,142)     (10,442)       49,737    (1,441,699)  1,056,068     3,686,539    (4,309,471)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Net increase (decrease) in net assets
   resulting from operations               (42,027)      25,630      (181,242)      292,643  (1,855,389)     (369,968)   (5,237,193)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              575,572    3,016,692       715,413     6,305,384   2,940,659     1,127,077     2,587,515
   Contract withdrawals and charges        (13,280)    (864,379)   (1,740,627)   (2,919,912) (7,465,091)  (17,338,268)   (8,775,903)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --           --             0            12       2,726         3,705         3,545
   Annuity benefit payments                     --           --           (27)       (3,218)    (33,047)     (114,908)      (68,318)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Increase (decrease) in net assets from
   contract transactions                   562,292    2,152,313    (1,025,241)    3,382,266  (4,554,753)  (16,322,394)   (6,253,161)
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Increase (decrease) in net assets          520,265    2,177,943    (1,206,483)    3,674,909  (6,410,142)  (16,692,362)  (11,490,354)
Net assets at the beginning of year             --           --     1,206,483    13,923,147  49,917,591    97,695,774    46,844,861
                                          --------    ---------    ----------    ----------  ----------    ----------    ----------
Net assets at the end of year             $520,265    2,177,943            --    17,598,056  43,507,449    81,003,412    35,354,507
                                          ========    =========    ==========    ==========  ==========    ==========    ==========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------
                                                                  FRANKLIN                   TEMPLETON   GOLDMAN
                                          FRANKLIN    FRANKLIN    LARGE CAP     FRANKLIN    DEVELOPING   SACHS VIT   IBBOTSON
                                          SMALL CAP     SMALL      GROWTH    MUTUAL SHARES    MARKETS   GOVERNMENT  AGGRESSIVE
                                            VALUE      MID CAP   SECURITIES    SECURITIES   SECURITIES    INCOME      GROWTH
                                         ----------  ----------  ----------  -------------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net        $  (64,165)   (137,006)   (23,878)       94,263      (118,507)    (36,261)   (17,073)
   Net realized gains (losses) on
      investments                            25,759     197,058    (22,417)     (653,569)   (1,456,495)    388,036    261,608
   Net change in unrealized
      appreciation or depreciation of
      investments                          (351,085)   (635,127)   (50,979)      326,413    (4,261,228)      7,726   (470,346)
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Net increase (decrease) in net assets
   resulting from operations               (389,491)   (575,075)   (97,274)     (232,893)   (5,836,230)    359,501   (225,811)
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments             1,908,153   1,756,622    403,602     1,177,853     4,275,249   6,031,719  1,510,575
   Contract withdrawals and charges        (798,607) (3,381,594)  (594,216)   (2,191,919)   (6,155,835)   (465,568)  (612,562)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            715          22          3            34        16,390          (1)        --
   Annuity benefit payments                 (11,390)     (3,483)      (165)       (1,919)      (54,635)       (739)        --
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Increase (decrease) in net assets from
   contract transactions                  1,098,871  (1,628,433)  (190,777)   (1,015,951)   (1,918,831)  5,565,412    898,013
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Increase (decrease) in net assets           709,380  (2,203,508)  (288,051)   (1,248,844)   (7,755,061)  5,924,913    672,202
Net assets at the beginning of year       7,962,998  11,377,504  2,966,664    10,761,338    36,261,321   4,343,551  2,591,343
                                         ----------  ----------  ---------    ----------    ----------  ----------  ---------
Net assets at the end of year            $8,672,378   9,173,996  2,678,613     9,512,494    28,506,260  10,268,464  3,263,545
                                         ==========  ==========  =========    ==========    ==========  ==========  =========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                                               INVESCO                     INVESCO
                                                                                 IBBOTSON    VAN KAMPEN      INVESCO     VAN KAMPEN
                                           IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL   VAN KAMPEN    V.I. GROWTH
                                           BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK  AND INCOME
                                         -----------  ------------  ----------  ----------  ------------  -------------  -----------
Operations:
   Investment income (loss) - net        $  (210,800)     (10,455)    (123,736)   (138,181)     (8,075)       (20,455)      (10,887)
   Net realized gains (losses) on
      investments                          1,166,682      639,735      567,267     668,251      27,806       (104,441)     (124,214)
   Net change in unrealized
      appreciation or depreciation of
      investments                         (2,131,616)    (455,226)  (1,622,320)   (589,659)    (69,468)      (166,315)       20,114
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Net increase (decrease) in net assets
   resulting from operations              (1,175,734)     174,054   (1,178,789)    (59,589)    (49,737)      (291,211)     (114,987)
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments              7,609,660    6,067,994    1,947,850   8,324,791     594,145      4,066,521       398,188
   Contract withdrawals and charges       (5,500,412)  (1,613,728)  (5,334,906) (2,321,830)   (121,155)      (601,973)     (797,231)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             426           --           --          --          --             62            --
   Annuity benefit payments                  (21,149)          --           --          --          --         (4,070)           --
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Increase (decrease) in net assets from
   contract transactions                   2,088,525    4,454,266   (3,387,056)  6,002,961     472,990      3,460,540      (399,043)
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Increase (decrease) in net assets            912,791    4,628,320   (4,565,845)  5,943,372     423,253      3,169,329      (514,030)
Net assets at the beginning of year       48,119,407   10,678,149   28,279,306  23,619,392     406,233      7,762,933     3,510,924
                                         -----------   ----------   ----------  ----------    --------     ----------     ---------
Net assets at the end of year            $49,032,198   15,306,469   23,713,461  29,562,764     829,486     10,932,262     2,996,894
                                         ===========   ==========   ==========  ==========    ========     ==========     =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                          INVESCO        INVESCO      IVY FUNDS                                          IVY FUNDS
                                         VAN KAMPEN    VAN KAMPEN        VIP       IVY FUNDS    IVY FUNDS   IVY FUNDS      VIP
                                        V.I. MID CAP   V.I. EQUITY      ASSET         VIP          VIP         VIP       DIVIDEND
                                           VALUE       AND INCOME     STRATEGY      BALANCED      BOND     CORE EQUITY    INCOME
                                        ------------  ------------  ------------  -----------  ----------  -----------  ----------
Operations:
   Investment income (loss) - net         $ (2,465)         7,906       (739,349)     963,647   1,110,701     (310,634)    (85,148)
   Net realized gains (losses) on
      investments                           17,992        (25,425)      (631,228)   9,716,012   1,106,870    1,013,369     112,163
   Net change in unrealized
      appreciation or depreciation of
         investments                       (20,278)       (30,530)   (12,807,440)  (8,556,377)  2,544,639     (827,932) (1,109,997)
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Net increase (decrease) in net assets
   resulting from operations                (4,751)       (48,049)   (14,178,017)   2,123,282   4,762,210     (125,197) (1,082,982)
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              209,316        318,884     20,929,823    6,577,991  15,531,176    9,311,751   2,573,064
   Contract withdrawals and charges        (71,027)      (220,501)   (14,776,194) (13,517,914) (8,500,914)  (3,339,116) (2,104,568)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --             --          3,839       52,566         344        4,925         277
   Annuity benefit payments                     --             --       (127,554)    (418,303)    (23,020)     (35,867)     (5,926)
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Increase (decrease) in net assets from
   contract transactions                   138,289         98,383      6,029,914   (7,305,661)  7,007,586    5,941,694     462,848
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Increase (decrease) in net assets          133,538         50,334     (8,148,103)  (5,182,379) 11,769,796    5,816,497    (620,134)
Net assets at the beginning of year        202,556      1,250,111    161,372,601  101,928,190  73,637,615   25,242,825  18,614,045
                                          --------      ---------    -----------  -----------  ----------   ----------  ----------
Net assets at the end of year             $336,094      1,300,445    153,224,498   96,745,811  85,407,411   31,059,322  17,993,911
                                          ========      =========    ===========  ===========  ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                       IVY FUNDS
                                                          VIP                   IVY FUNDS   IVY FUNDS      IVY FUNDS     IVY FUNDS
                                         IVY FUNDS      GLOBAL     IVY FUNDS       VIP         VIP            VIP           VIP
                                            VIP         NATURAL      VIP          HIGH     INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                          ENERGY       RESOURCES    GROWTH       INCOME       GROWTH         VALUE        GROWTH
                                        -----------  -----------  -----------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net       $  (128,819)    (678,862)   4,495,910   2,290,028      (363,572)        373,246    (268,940)
   Net realized gains (losses) on
      investments                           (18,580)  (1,889,979)   2,424,524      66,194       120,589      (1,954,384)    990,466
   Net change in unrealized
      appreciation or depreciation of
      investments                          (670,237)  (7,701,822)  (5,429,712)   (890,168)   (2,804,168)    (25,138,167) (2,277,260)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Net increase (decrease) in net assets
   resulting from operations               (817,636) (10,270,663)   1,490,722   1,466,054    (3,047,151)    (26,719,305) (1,555,734)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             1,360,055    6,269,451    6,170,811   2,467,263     8,549,943      12,292,072   3,322,827
   Contract withdrawals and charges      (1,682,422)  (5,546,293) (19,102,890) (6,068,841)   (2,072,413)    (18,197,623) (3,947,101)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            344          202       36,686        (243)        1,644          35,969       1,155
   Annuity benefit payments                  (1,460)      (6,764)    (197,736)    (16,108)      (14,588)       (201,851)     (7,780)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Increase (decrease) in net assets from
   contract transactions                   (323,483)     716,596  (13,093,129) (3,617,929)    6,464,586      (6,071,433)   (630,899)
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Increase (decrease) in net assets        (1,141,119)  (9,554,067) (11,602,407) (2,151,875)    3,417,435     (32,790,738) (2,186,633)
Net assets at the beginning of year       8,245,039   46,195,229  169,966,718  40,569,864    30,611,721     187,763,575  20,514,465
                                        -----------  -----------  -----------  ----------    ----------     -----------  ----------
Net assets at the end of year           $ 7,103,920   36,641,162  158,364,311  38,417,989    34,029,156     154,972,837  18,327,832
                                        ===========  ===========  ===========  ==========    ==========     ===========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                                                                                          IVY FUNDS     IVY FUNDS
                                         IVY FUNDS    IVY FUNDS   IVY FUNDS     IVY FUNDS    IVY FUNDS       VIP         VIP
                                            VIP          VIP        VIP            VIP          VIP       PATHFINDER   PATHFINDER
                                          MID CAP       MONEY     PATHFINDER   PATHFINDER    PATHFINDER   MODERATELY   MODERATELY
                                          GROWTH       MARKET     AGGRESSIVE  CONSERVATIVE    MODERATE    AGGRESSIVE  CONSERVATIVE
                                        -----------  ----------  -----------  ------------  -----------  -----------  ------------
Operations:
   Investment income (loss) - net       $  (274,287)   (164,416)     (25,042)         589      (355,446)    (733,329)     (96,513)
   Net realized gains (losses) on
      investments                         1,283,941          --      609,623    1,091,340     2,488,180    2,232,008    1,620,174
   Net change in unrealized
      appreciation or depreciation of
      investments                        (1,355,137)         --     (957,472)  (1,243,812)   (5,967,598)  (8,308,229)  (2,172,635)
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Net increase (decrease) in net assets
   resulting from operations               (345,483)   (164,416)    (372,891)    (151,883)   (3,834,864)  (6,809,550)    (648,974)
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             4,990,993   7,287,264    1,590,438    5,926,821    19,709,990   28,171,356   10,866,399
   Contract withdrawals and charges      (2,016,447) (5,504,174)  (1,684,875)  (2,332,738)   (4,331,881)  (3,067,805)  (3,896,093)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            112          17           --           (0)           --           --           --
   Annuity benefit payments                  (3,157)       (623)          --       (5,232)           --           --           --
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Increase (decrease) in net assets from
   contract transactions                  2,971,501   1,782,484      (94,437)   3,588,850    15,378,109   25,103,551    6,970,306
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Increase (decrease) in net assets         2,626,018   1,618,068     (467,328)   3,436,967    11,543,245   18,294,001    6,321,332
Net assets at the beginning of year      16,985,625  10,497,804    8,511,526   26,885,261   131,104,397  136,560,113   43,409,545
                                        -----------  ----------   ----------   ----------   -----------  -----------   ----------
Net assets at the end of year           $19,611,643  12,115,872    8,044,198   30,322,228   142,647,642  154,854,114   49,730,877
                                        ===========  ==========   ==========   ==========   ===========  ===========   ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                         ----------------------------------------------------------------------------------------
                                          IVY FUNDS    IVY FUNDS    IVY FUNDS   IVY FUNDS                IVY FUNDS    IVY FUNDS
                                             VIP           VIP         VIP         VIP       IVY FUNDS      VIP          VIP
                                         REAL ESTATE   SCIENCE &    SMALL CAP   SMALL CAP       VIP        GLOBAL    LIMITED-TERM
                                          SECURITIES   TECHNOLOGY    GROWTH       VALUE        VALUE       BOND*        BOND*
                                         -----------  -----------  ----------  -----------  -----------  ---------  -------------
Operations:
   Investment income (loss) - net        $  (102,927)   (636,162)    (801,614)    (544,373)   (418,398)     25,671       33,292
   Net realized gains (losses) on
      investments                           (207,359)  1,508,090      615,905      560,656     154,288     (11,094)       5,448
   Net change in unrealized
      appreciation or depreciation of
      investments                            739,323  (3,842,531)  (6,604,751)  (8,791,362) (5,584,177)    (31,625)     (26,475)
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Net increase (decrease) in net assets
   resulting from operations                 429,037  (2,970,603)  (6,790,460)  (8,775,079) (5,848,287)    (17,048)      12,265
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments                710,534   5,258,166    6,311,597    5,445,021   6,523,697   2,606,397    5,226,843
   Contract withdrawals and charges       (1,363,851) (4,441,146)  (8,929,217)  (9,059,599) (9,277,289)   (434,825)    (607,680)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             355         891       23,016       14,406      18,837          --           --
   Annuity benefit payments                   (3,566)    (27,271)     (98,074)     (64,497)    (82,279)         --           --
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Increase (decrease) in net assets from
   contract transactions                    (656,527)    790,640   (2,692,678)  (3,664,669) (2,817,034)  2,171,572    4,619,163
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Increase (decrease) in net assets           (227,490) (2,179,963)  (9,483,138) (12,439,748) (8,665,321)  2,154,524    4,631,428
Net assets at the beginning of year       12,720,196  39,710,933   63,551,777   67,867,012  75,268,894          --           --
                                         -----------  ----------   ----------  -----------  ----------   ---------    ---------
Net assets at the end of year            $12,492,706  37,530,970   54,068,639   55,427,264  66,603,573   2,154,524    4,631,428
                                         ===========  ==========   ==========  ===========  ==========   =========    =========

*    For the period from April 29, 2011 through December 31, 2011.

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------
                                            JANUS        JANUS       JANUS     JANUS ASPEN      MFS          MFS       MFS
                                            ASPEN        ASPEN       ASPEN       MID CAP     INVESTORS     MID CAP     NEW
                                           BALANCED      FORTY      OVERSEAS      VALUE     GROWTH STOCK   GROWTH    DISCOVERY
                                         -----------  ----------  -----------  -----------  ------------  --------  ----------
Operations:
   Investment income (loss) - net        $   111,046    (315,553)    (789,483)    (66,356)     (309,718)   (10,979)   (132,409)
   Net realized gains (losses) on
      investments                            594,675     988,617    2,744,841      58,664        (8,360)   (29,716)  1,426,296
   Net change in unrealized
      appreciation or depreciation of
      investments                           (718,547) (3,050,200) (32,772,726)   (363,738)       24,575    (10,027) (2,283,537)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Net increase (decrease) in net assets
   resulting from operations                 (12,826) (2,377,136) (30,817,368)   (371,430)     (293,503)   (50,722)   (989,650)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              2,401,976   1,730,644    9,128,824   2,138,250     3,229,947    132,907   1,322,016
   Contract withdrawals and charges       (2,324,985) (5,651,720) (12,231,620)   (485,366)   (1,513,208)  (174,390) (2,142,431)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              (2)      2,079        3,984          11            32         --          69
   Annuity benefit payments                     (875)    (28,794)     (52,266)       (734)       (3,902)        --     (24,964)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Increase (decrease) in net assets from
   contract transactions                      76,114  (3,947,791)  (3,151,078)  1,652,161     1,712,868    (41,483)   (845,310)
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Increase (decrease) in net assets             63,288  (6,324,927) (33,968,446)  1,280,731     1,419,365    (92,205) (1,834,960)
Net assets at the beginning of year       13,518,058  32,099,720   96,607,035   6,978,182    25,236,497    780,036   9,502,931
                                         -----------  ----------  -----------   ---------    ----------   --------  ----------
Net assets at the end of year            $13,581,346  25,774,793   62,638,589   8,258,913    26,655,862    687,831   7,667,971
                                         ===========  ==========  ===========   =========    ==========   ========  ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                       NEUBERGER
                                                          AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS
                                             MFS       SOCIALLY     CAPITAL     OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW
                                            VALUE     RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH       DURATION
                                         -----------  ----------  ------------  -----------  -----------  -------------  -----------
Operations:
   Investment income (loss) - net        $  (108,589)    (6,496)      (33,804)    1,533,175      (6,486)       (35,179)      10,325
   Net realized gains (losses) on
      investments                           (493,839)    27,133       (58,586)   (7,000,228)     46,324        212,361       19,961
   Net change in unrealized
      appreciation or depreciation of
      investments                           (452,083)   (39,616)       37,634     4,765,929     (62,020)      (569,425)    (176,037)
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Net increase (decrease) in net assets
   resulting from operations              (1,054,511)   (18,979)      (54,756)     (701,124)    (22,182)      (392,243)    (145,751)
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              4,916,852    126,530       359,578     2,161,121     192,494      1,071,226   14,456,830
   Contract withdrawals and charges       (4,637,707)   (76,790)     (929,886)   (3,917,333)   (110,021)    (1,547,776)  (1,221,538)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                             203         --            --            94          --             39           (7)
   Annuity benefit payments                  (16,363)        --            --       (14,858)         --         (1,677)      (3,565)
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Increase (decrease) in net assets from
   contract transactions                     262,984     49,740      (570,308)   (1,770,976)     82,473       (478,188)  13,231,720
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Increase (decrease) in net assets           (791,527)    30,761      (625,064)   (2,472,100)     60,291       (870,431)  13,085,969
Net assets at the beginning of year       60,992,462    470,876     2,925,090    20,876,097     503,518      5,214,856    9,089,634
                                         -----------    -------     ---------    ----------    --------     ----------   ----------
Net assets at the end of year            $60,200,935    501,637     2,300,026    18,403,997     563,809      4,344,425   22,175,603
                                         ===========    =======     =========    ==========    ========     ==========   ==========

See accompanying notes to financial statements.

                                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------------------------
                                                                                                                      MORGAN STANLEY
                                         PIMCO FUNDS   PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT              UIF EMERGING
                                          VIT TOTAL   GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT      MARKETS
                                           RETURN       INCOME        EQUITY     OPPORTUNITIES    INCOME    VOYAGER       EQUITY
                                         -----------  ----------  -------------  -------------  ---------  ---------  --------------
Operations:
   Investment income (loss) - net        $   306,312        (818)      112,738       (5,804)        6,313    (46,699)      (65,815)
   Net realized gains (losses) on
      investments                            539,486     (53,445)     (570,067)      (1,163)     (340,050)   117,344       133,826
   Net change in unrealized
      appreciation or depreciation of
      investments                           (379,100)     (1,358)     (562,873)     (29,376)      333,913   (841,167)   (1,330,119)
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Net increase (decrease) in net assets
   resulting from operations                 466,698     (55,621)   (1,020,202)     (36,343)          176   (770,522)   (1,262,108)
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             23,612,497     122,067       272,368      249,579       489,941  2,759,583     2,399,344
   Contract withdrawals and charges       (2,874,638)   (275,541)   (1,373,226)     (95,623)     (356,035)  (752,766)     (662,475)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              (7)         39            18           --            22         --            60
   Annuity benefit payments                   (3,580)     (2,459)       (4,651)          --        (1,445)        --        (1,093)
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Increase (decrease) in net assets from
   contract transactions                  20,734,272    (155,894)   (1,105,492)     153,956       132,483  2,006,817     1,735,836
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Increase (decrease) in net assets         21,200,970    (211,515)   (2,125,694)     117,613       132,659  1,236,295       473,728
Net assets at the beginning of year       18,092,641   1,254,913     6,608,980      393,105     2,125,639  2,401,335     5,700,989
                                         -----------   ---------    ----------      -------     ---------  ---------    ----------
Net assets at the end of year            $39,293,611   1,043,398     4,483,286      510,718     2,258,298  3,637,630     6,174,717
                                         ===========   =========    ==========      =======     =========  =========    ==========

See accompanying notes to financial statements.

                                           SEGREGATED
                                          SUB-ACCOUNTS
                                         --------------
                                              TOTAL
                                         --------------
Operations:
   Investment income (loss) - net        $   (6,014,053)
   Net realized gains (losses) on
      investments                            38,490,284
   Net change in unrealized
      appreciation or depreciation of
      investments                          (157,290,093)
                                         --------------
Net increase (decrease) in net assets
   resulting from operations               (124,813,862)
                                         --------------
Contract transactions (notes 3 and 6):
   Contract purchase payments               435,488,495
   Contract withdrawals and charges        (396,678,961)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            448,131
   Annuity benefit payments                  (6,963,419)
                                         --------------
Increase (decrease) in net assets from
   contract transactions                     32,294,246
                                         --------------
Increase (decrease) in net assets           (92,519,616)
Net assets at the beginning of year       3,015,677,671
                                         --------------
Net assets at the end of year            $2,923,158,055
                                         ==============

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        --------------------------------------------------------------------------------------------
                                                                                   ADVANTUS     ADVANTUS      ADVANTUS     ADVANTUS
                                           ADVANTUS      ADVANTUS     ADVANTUS     MORTGAGE   INTERNATIONAL  INDEX 400   REAL ESTATE
                                             BOND          MONEY     INDEX 500    SECURITIES      BOND        MID-CAP     SECURITIES
                                            CLASS 2       MARKET      CLASS 2      CLASS 2       CLASS 2      CLASS 2      CLASS 2
                                        -------------  -----------  -----------  -----------  -------------  ----------  -----------
Operations:
   Investment income (loss) - net       $ (2,697,907)     (722,520)  (1,348,463)    (939,759)     (953,096)    (802,783)   (711,026)
   Net realized gains (losses) on
      investments                          5,016,546            --    3,515,118    1,792,143     2,124,699    1,919,781   1,235,145
   Net change in unrealized
      appreciation or depreciation of
      investments                         12,588,548       (18,000)  13,897,174    2,807,256     7,039,494   12,502,797  11,877,496
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Net increase (decrease) in net assets
   resulting from operations              14,907,187      (740,520)  16,063,829    3,659,640     8,211,097   13,619,795  12,401,615
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             16,227,979    27,831,417    4,861,954    3,960,737     9,500,725    4,107,945   3,627,296
   Contract withdrawals and charges      (23,796,371)  (33,704,733) (13,218,476) (10,319,482)   (5,452,486)  (7,146,616) (8,938,076)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                         (10,541)       17,750       98,908      (11,806)        4,941        2,407          75
   Annuity benefit payments                 (255,194)      (71,861)  (4,216,588)    (172,116)      (50,922)     (53,540)    (93,529)
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Increase (decrease) in net assets from
   contract transactions                  (7,834,127)   (5,927,427) (12,474,202)  (6,542,666)    4,002,259   (3,089,803) (5,404,234)
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Increase (decrease) in net assets          7,073,060    (6,667,947)   3,589,627   (2,883,026)   12,213,356   10,529,992   6,997,381
Net assets at the beginning of year      186,788,832    59,612,988  131,119,757   69,742,214    64,982,851   57,474,226  48,836,671
                                        ------------    ----------  -----------  -----------    ----------   ----------  ----------
Net assets at the end of year           $193,861,892    52,945,041  134,709,384   66,859,188    77,196,207   68,004,218  55,834,052
                                        ============    ==========  ===========  ===========    ==========   ==========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                           INVESCO     INVESCO     INVESCO    INVESCO      ALLIANCE     AMERICAN    AMERICAN
                                             V.I.        V.I.        V.I.       V.I.      BERNSTEIN      CENTURY     CENTURY
                                            BASIC      CAPITAL      CORE     SMALL CAP  INTERNATIONAL    INCOME    INFLATION
                                          BALANCED  APPRECIATION   EQUITY      EQUITY        VALUE     AND GROWTH  PROTECTION
                                        ----------  ------------  ---------  ---------  -------------  ----------  ----------
Operations:
   Investment income (loss) - net       $    2,726      (45,021)     (6,472)  (107,791)       7,051        (5,059)     19,639
   Net realized gains (losses) on
      investments                         (192,908)    (172,980)     (7,316)   (15,147)     (71,794)     (171,957)     90,159
   Net change in unrealized
      appreciation or depreciation of
      investments                          262,554      903,596      98,532  2,022,573       82,336       467,820     423,295
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Net increase (decrease) in net assets
   resulting from operations                72,372      685,595      84,744  1,899,635       17,593       290,804     533,093
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments               78,083      278,748     736,878  1,896,826      180,294       132,494  13,643,108
   Contract withdrawals and charges       (197,253)    (775,645)   (116,031)  (554,823)    (100,181)     (504,322) (2,350,073)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --           13          --          8           --             6          35
   Annuity benefit payments                     --       (2,787)         --       (690)          --          (244)     (3,573)
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Increase (decrease) in net assets from
   contract transactions                  (119,170)    (499,670)    620,847  1,341,322       80,113      (372,066) 11,289,498
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Increase (decrease) in net assets          (46,798)     185,925     705,591  3,240,957       97,706       (81,262) 11,822,591
Net assets at the beginning of year      1,296,909    5,303,005     535,283  6,130,150      629,954     2,646,139  10,887,625
                                        ----------    ---------   ---------  ---------     --------     ---------  ----------
Net assets at the end of year           $1,250,111    5,488,930   1,240,874  9,371,107      727,660     2,564,877  22,710,216
                                        ==========    =========   =========  =========     ========     =========  ==========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                  CREDIT SUISSE    FIDELITY
                                          AMERICAN    AMERICAN        TRUST          VIP       FIDELITY     FIDELITY      FIDELITY
                                          CENTURY      CENTURY    INTERNATIONAL      HIGH         VIP          VIP           VIP
                                           ULTRA        VALUE    EQUITY FLEX III    INCOME    CONTRAFUND  EQUITY-INCOME    MID-CAP
                                        -----------  ----------  ---------------  ----------  ----------  -------------  ----------
Operations:
   Investment income (loss) - net       $  (401,318)    224,571        (8,636)       846,978    (176,855)      145,628     (463,940)
   Net realized gains (losses) on
      investments                        (1,060,926)   (797,546)      (95,970)      (144,202) (3,074,220)   (4,912,945)    (886,106)
   Net change in unrealized
      appreciation or depreciation of
      investments                         6,398,281   4,370,561       216,701        666,810   9,936,515    16,651,433   11,712,779
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Net increase (decrease) in net assets
   resulting from operations              4,936,037   3,797,586       112,095      1,369,586   6,685,440    11,884,116   10,362,733
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments               631,050   4,968,426     1,022,181      4,012,811   2,833,500     1,844,972    2,414,790
   Contract withdrawals and charges      (5,808,028) (1,511,878)     (900,288)    (1,871,474) (7,098,896)  (12,890,330)  (7,093,001)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            455         251            (0)            11       2,674         3,092        4,428
   Annuity benefit payments                 (60,018)    (10,651)          (33)        (3,082)    (35,046)     (116,030)     (65,654)
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Increase (decrease) in net assets from
   contract transactions                 (5,236,541)  3,446,148       121,860      2,138,265  (4,297,768)  (11,158,296)  (4,739,437)
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Increase (decrease) in net assets          (300,504)  7,243,734       233,955      3,507,851   2,387,672       725,820    5,623,296
Net assets at the beginning of year      38,389,095  30,042,551       972,528     10,415,296  47,529,919    96,969,954   41,221,565
                                        -----------  ----------     ---------     ----------  ----------   -----------   ----------
Net assets at the end of year           $38,088,591  37,286,285     1,206,483     13,923,147  49,917,591    97,695,774   46,844,861
                                        ===========  ==========     =========     ==========  ==========   ===========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        ---------------------------------------------------------------------------------------
                                                                 FRANKLIN                   TEMPLETON                 GOLDMAN
                                         FRANKLIN    FRANKLIN   LARGE CAP      FRANKLIN    DEVELOPING   TEMPLETON    SACHS VIT
                                         SMALL CAP    SMALL       GROWTH    MUTUAL SHARES    MARKETS   GLOBAL ASSET  GOVERNMENT
                                           VALUE     MID CAP    SECURITIES    SECURITIES   SECURITIES   ALLOCATION    INCOME*
                                        ----------  ----------  ----------  -------------  ----------  ------------  ----------
Operations:
   Investment income (loss) - net       $  (45,906)   (134,108)   (18,770)       15,748        94,887      282,587       4,391
   Net realized gains (losses) on
      investments                          (36,383)    124,171    (57,666)     (356,107)   (1,766,450)  (1,683,842)     30,410
   Net change in unrealized
      appreciation or depreciation of
      investments                        1,679,405   2,437,035    335,263     1,286,289     6,759,916    1,614,865     (63,818)
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Net increase (decrease) in net assets
   resulting from operations             1,597,116   2,427,098    258,827       945,930     5,088,353      213,610     (29,017)
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments            1,830,542   1,419,897    292,841     1,089,279     3,042,555       69,095   4,397,102
   Contract withdrawals and charges       (446,070) (2,742,497)  (589,079)   (1,250,095)   (6,821,160)  (7,643,550)    (24,534)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           551          15          3            29         9,799           81          --
   Annuity benefit payments                 (9,875)     (3,224)      (158)       (1,854)      (54,386)        (827)         --
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Increase (decrease) in net assets from
   contract transactions                 1,375,148  (1,325,810)  (296,393)     (162,642)   (3,823,191)  (7,575,202)  4,372,568
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Increase (decrease) in net assets        2,972,264   1,101,288    (37,566)      783,288     1,265,162   (7,361,592)  4,343,551
Net assets at the beginning of year      4,990,734  10,276,216  3,004,230     9,978,050    34,996,159    7,361,592          --
                                        ----------  ----------  ---------    ----------    ----------   ----------   ---------
Net assets at the end of year           $7,962,998  11,377,504  2,966,664    10,761,338    36,261,321           --   4,343,551
                                        ==========  ==========  =========    ==========    ==========   ==========   =========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------------------------
                                                                                                        INVESCO
                                         IBBOTSON                                          IBBOTSON   VAN KAMPEN       INVESCO
                                        AGGRESSIVE   IBBOTSON     IBBOTSON     IBBOTSON     INCOME    V.I. CAPITAL    VAN KAMPEN
                                          GROWTH     BALANCED   CONSERVATIVE    GROWTH    AND GROWTH     GROWTH     V.I. COMSTOCK
                                        ----------  ----------  ------------  ----------  ----------  ------------  -------------
Operations:
   Investment income (loss) - net       $  (30,957)   (282,032)     (28,988)    (215,572)   (178,780)    (6,177)        (72,499)
   Net realized gains (losses) on
      investments                           82,407     (68,700)     213,260     (202,552)    (10,454)    94,120        (167,252)
   Net change in unrealized
      appreciation or depreciation
      of investments                       240,030   4,434,367      252,826    3,413,725   1,573,250    (16,817)      1,139,585
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Net increase (decrease) in net assets
   resulting from operations               291,480   4,083,635      437,098    2,995,601   1,384,016     71,126         899,834
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Contract transactions (notes 3 and 6):
   Contract purchase payments              891,053  11,734,876    4,478,914    2,308,959   7,848,100    285,063       2,780,435
   Contract withdrawals and charges       (230,699) (1,452,120)  (1,431,821)  (2,048,266)   (862,807)  (273,803)       (610,148)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --       2,448           --           --          --         --              42
   Annuity benefit payments                     --      (3,509)          --           --          --         --          (3,411)
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Increase (decrease) in net assets from
   contract transactions                   660,354  10,281,695    3,047,093      260,693   6,985,293     11,260       2,166,918
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Increase (decrease) in net assets          951,834  14,365,330    3,484,191    3,256,294   8,369,309     82,386       3,066,752
Net assets at the beginning of year      1,639,509  33,754,077    7,193,958   25,023,012  15,250,083    323,847       4,696,181
                                        ----------  ----------   ----------   ----------  ----------    -------       ---------
Net assets at the end of year           $2,591,343  48,119,407   10,678,149   28,279,306  23,619,392    406,233       7,762,933
                                        ==========  ==========   ==========   ==========  ==========    =======       =========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                          INVESCO       INVESCO                                                          IVY FUNDS
                                        VAN KAMPEN    VAN KAMPEN   IVY FUNDS VIP   IVY FUNDS    IVY FUNDS   IVY FUNDS       VIP
                                        V.I. GROWTH  V.I. MID CAP      ASSET          VIP          VIP         VIP       DIVIDEND
                                        AND INCOME       VALUE        STRATEGY      BALANCED      BOND     CORE EQUITY    INCOME
                                        -----------  ------------  -------------  -----------  ----------  -----------  ----------
Operations:
   Investment income (loss) - net       $  (41,396)     (1,014)        (618,984)      707,227     832,930    (103,325)     (65,028)
   Net realized gains (losses) on
      investments                         (212,718)      5,130         (772,366)    2,902,425       6,505      11,353        6,886
   Net change in unrealized
      appreciation or depreciation
      of investments                       597,250      22,949       12,218,728    10,715,593     (30,468)  4,027,579    2,446,738
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Net increase (decrease) in net assets
   resulting from operations               343,136      27,065       10,827,378    14,325,245     808,967   3,935,607    2,388,596
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments              827,243     144,727       29,650,246     4,695,790  37,780,498   5,672,396    3,437,010
   Contract withdrawals and charges       (993,488)    (20,371)     (11,558,492)  (15,021,872) (1,461,984) (2,738,500)    (922,357)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            --          --            3,387        51,263      (5,350)      2,412          230
   Annuity benefit payments                     --          --         (127,029)     (390,461)    (13,808)    (32,915)      (5,383)
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Increase (decrease) in net assets from
   contract transactions                  (166,245)    124,356       17,968,113   (10,665,280) 36,299,356   2,903,393    2,509,500
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Increase (decrease) in net assets          176,891     151,421       28,795,491     3,659,965  37,108,323   6,839,000    4,898,096
Net assets at the beginning of year      3,334,033      51,135      132,577,110    98,268,225  36,529,292  18,403,825   13,715,949
                                        ----------     -------      -----------   -----------  ----------  ----------   ----------
Net assets at the end of year           $3,510,924     202,556      161,372,601   101,928,190  73,637,615  25,242,825   18,614,045
                                        ==========     =======      ===========   ===========  ==========  ==========   ==========

See accompanying notes to financial statements.

                                                                            SEGREGATED SUB-ACCOUNTS
                                        ------------------------------------------------------------------------------------------
                                                     IVY FUNDS                                                           IVY FUNDS
                                         IVY FUNDS   VIP GLOBAL   IVY FUNDS    IVY FUNDS  IVY FUNDS VIP  IVY FUNDS VIP      VIP
                                            VIP       NATURAL        VIP       VIP HIGH   INTERNATIONAL  INTERNATIONAL   MICRO-CAP
                                           ENERGY     RESOURCES     GROWTH       INCOME      GROWTH          VALUE        GROWTH
                                        -----------  ----------  -----------  ----------  -------------  -------------  ----------
Operations:
   Investment income (loss) - net       $   (93,219)   (619,804)  (1,097,018)  2,345,887     (151,600)         47,422     (220,761)
   Net realized gains (losses) on
      investments                           (65,229) (2,686,292)     633,431     (58,801)     (20,250)     (3,220,250)     269,942
   Net change in unrealized
      appreciation or depreciation
      of investments                      1,323,661   9,341,984   17,727,607   2,355,136    3,757,390      24,674,624    5,426,979
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Net increase (decrease) in net assets
   resulting from operations              1,165,213   6,035,888   17,264,020   4,642,222    3,585,540      21,501,796    5,476,160
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             1,951,553   6,238,173    8,996,069   3,285,902    7,402,846      10,484,815    4,165,603
   Contract withdrawals and charges      (2,527,261) (5,793,663) (14,891,901) (3,045,311)  (1,353,935)    (19,791,909)  (2,235,579)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                         (3,624)        170       26,229      (7,956)      (2,482)         21,974       (3,519)
   Annuity benefit payments                  (1,256)     (4,848)    (195,556)    (11,898)     (14,533)       (204,569)      (7,513)
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Increase (decrease) in net assets from
   contract transactions                   (580,587)    439,832   (6,065,158)    220,737    6,031,896      (9,489,689)   1,918,992
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Increase (decrease) in net assets           584,626   6,475,720   11,198,862   4,862,959    9,617,436      12,012,107    7,395,152
Net assets at the beginning of year       7,660,413  39,719,509  158,767,856  35,706,905   20,994,285     175,751,468   13,119,313
                                        -----------  ----------  -----------  ----------   ----------     -----------   ----------
Net assets at the end of year           $ 8,245,039  46,195,229  169,966,718  40,569,864   30,611,721     187,763,575   20,514,465
                                        ===========  ==========  ===========  ==========   ==========     ===========   ==========

See accompanying notes to financial statements.

                                                                        SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                                                                IVY FUNDS    IVY FUNDS    IVY FUNDS   IVY FUNDS VIP
                                         IVY FUNDS    IVY FUNDS    IVY FUNDS       VIP          VIP          VIP         PATHFINDER
                                          VIP MID     VIP MONEY  VIP MORTGAGE  PATHFINDER   PATHFINDER    PATHFINDER    MODERATELY
                                         CAP GROWTH    MARKET     SECURITIES   AGGRESSIVE  CONSERVATIVE    MODERATE     AGGRESSIVE
                                        -----------  ----------  ------------  ----------  ------------  -----------  -------------
Operations:
   Investment income (loss) - net       $  (214,298)   (139,015)      438,079     (28,387)     (83,588)     (737,135)     (589,174)
   Net realized gains (losses) on
      investments                           491,013          --      (185,834)    128,982      839,336     1,014,587     1,386,267
   Net change in unrealized
      appreciation or depreciation
      of investments                      3,468,429          --     1,226,785     874,013    1,242,798    12,397,474    14,231,908
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Net increase (decrease) in net assets
   resulting from operations              3,745,144    (139,015)    1,479,030     974,608    1,998,546    12,674,926    15,029,001
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             3,709,462   4,588,801       666,865   3,092,144    9,752,457    32,016,264    22,282,491
   Contract withdrawals and charges      (3,854,455) (4,474,053)  (15,625,139)    (81,046)  (2,835,236)   (2,627,862)   (1,259,659)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            194          15             9          --           --            --            --
   Annuity benefit payments                  (1,906)       (660)         (146)         --       (4,930)           --            --
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Increase (decrease) in net assets from
   contract transactions                   (146,705)    114,103   (14,958,411)  3,011,098    6,912,291    29,388,402    21,022,832
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Increase (decrease) in net assets         3,598,439     (24,912)  (13,479,381)  3,985,706    8,910,837    42,063,328    36,051,833
Net assets at the beginning of year      13,387,186  10,522,716    13,479,381   4,525,820   17,974,424    89,041,069   100,508,280
                                        -----------  ----------   -----------   ---------   ----------   -----------   -----------
Net assets at the end of year           $16,985,625  10,497,804            --   8,511,526   26,885,261   131,104,397   136,560,113
                                        ===========  ==========   ===========   =========   ==========   ===========   ===========

See accompanying notes to financial statements.

                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                        IVY FUNDS VIP
                                         PATHFINDER    IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS   IVY FUNDS                 JANUS
                                         MODERATELY     REAL ESTATE     SCIENCE &     VIP SMALL   VIP SMALL  IVY FUNDS      ASPEN
                                        CONSERVATIVE    SECURITIES      TECHNOLOGY   CAP GROWTH   CAP VALUE  VIP VALUE    BALANCED
                                        -------------  -------------  -------------  ----------  ----------  ----------  ----------
Operations:
   Investment income (loss) - net        $  (143,911)       28,136       (559,555)     (726,911)   (799,743)   (302,592)    150,219
   Net realized gains (losses) on
      investments                            913,231      (323,245)       669,916    (1,408,858)   (966,949)   (691,176)     13,547
   Net change in unrealized
      appreciation or depreciation
      of investments                       2,752,451     3,001,707      3,836,981    15,890,461  15,870,634  12,271,423     629,811
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations               3,521,771     2,706,598      3,947,342    13,754,692  14,103,942  11,277,655     793,577
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             12,703,349       871,033      4,390,756     4,552,543   3,302,773   4,572,669   3,374,280
   Contract withdrawals and charges       (2,236,470)   (1,403,780)    (3,147,113)   (7,418,863) (9,540,668) (8,723,311) (1,757,281)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                              --           312         (5,424)       15,654      12,621       6,645          --
   Annuity benefit payments                       --        (2,761)       (25,542)      (91,116)    (67,977)    (82,337)         --
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
   contract transactions                  10,466,879      (535,196)     1,212,677    (2,941,782) (6,293,251) (4,226,335)  1,616,999
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Increase (decrease) in net assets         13,988,650     2,171,402      5,160,019    10,812,910   7,810,691   7,051,320   2,410,576
Net assets at the beginning of year       29,420,895    10,548,794     34,550,914    52,738,867  60,056,321  68,217,574  11,107,482
                                         -----------    ----------     ----------    ----------  ----------  ----------  ----------
Net assets at the end of year            $43,409,545    12,720,196     39,710,933    63,551,777  67,867,012  75,268,894  13,518,058
                                         ===========    ==========     ==========    ==========  ==========  ==========  ==========

See accompanying notes to financial statements.

                                                                       SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------
                                           JANUS                  JANUS ASPEN      MFS          MFS        MFS
                                           ASPEN     JANUS ASPEN    MID CAP     INVESTORS     MID CAP      NEW        MFS
                                           FORTY      OVERSEAS       VALUE     GROWTH STOCK   GROWTH    DISCOVERY    VALUE
                                        -----------  -----------  -----------  ------------  --------  ----------  ----------
Operations:
   Investment income (loss) - net       $  (346,328)    (727,501)    (47,358)     (247,393)    (9,234)   (124,586)    (93,264)
   Net realized gains (losses) on
      investments                         1,020,239    3,194,318     (20,663)     (105,911)  (105,852)    220,063    (313,897)
   Net change in unrealized
      appreciation or depreciation
      of investments                        882,034   16,670,719     854,780     2,818,322    280,375   2,453,611   5,757,996
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Net increase (decrease) in net assets
   resulting from operations              1,555,945   19,137,536     786,759     2,465,018    165,289   2,549,088   5,350,835
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             4,214,143    5,940,882   2,168,827     4,049,498    244,936     612,989   7,819,585
   Contract withdrawals and charges      (5,428,554) (15,130,788)   (137,357)     (749,636)  (214,038) (2,057,176) (1,926,170)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                          1,934        3,907          11            18         --          62         155
   Annuity benefit payments                 (31,276)     (67,228)       (620)      (11,838)        --     (21,247)    (28,259)
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Increase (decrease) in net assets from
   contract transactions                 (1,243,753)  (9,253,227)  2,030,862     3,288,042     30,898  (1,465,372)  5,865,311
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Increase (decrease) in net assets           312,192    9,884,309   2,817,621     5,753,060    196,187   1,083,716  11,216,146
Net assets at the beginning of year      31,787,528   86,722,726   4,160,561    19,483,437    583,849   8,419,215  49,776,316
                                        -----------  -----------   ---------    ----------   --------  ----------  ----------
Net assets at the end of year           $32,099,720   96,607,035   6,978,182    25,236,497    780,036   9,502,931  60,992,462
                                        ===========  ===========   =========    ==========   ========  ==========  ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2010


                                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------------------------------------
                                         NEUBERGER
                                            AMT      OPPENHEIMER               OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                         SOCIALLY      CAPITAL    OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                        RESPONSIVE  APPRECIATION  HIGH INCOME   SMALL CAP      GROWTH       DURATION*     RETURN*
                                        ----------  ------------  -----------  -----------  -------------  -----------  -----------
Operations:
   Investment income (loss) - net        $ (5,499)      (41,429)      961,858     (5,057)       (22,005)        7,560        55,831
   Net realized gains (losses) on
      investments                          (6,979)      (35,778)  (11,467,606)       652        124,213        26,238       536,338
   Net change in unrealized
      appreciation or depreciation
      of investments                       83,634       277,393    12,959,266     87,974        492,421        16,645      (496,028)
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Net increase (decrease) in net assets
   resulting from operations               71,156       200,186     2,453,518     83,569        594,629        50,443        96,141
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Contract transactions (notes 3 and 6):
   Contract purchase payments             224,656       318,981     1,734,538    227,767        648,625     9,131,032    19,102,737
   Contract withdrawals and charges       (18,315)     (676,762)   (3,538,226)   (67,671)      (912,068)      (91,841)   (1,106,237)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                           --            --            78         --             19            --            --
   Annuity benefit payments                    --            --       (16,357)        --         (1,299)           --            --
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Increase (decrease) in net assets from
   contract transactions                  206,341      (357,781)   (1,819,968)   160,096       (264,723)    9,039,191    17,996,500
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Increase (decrease) in net assets         277,497      (157,595)      633,550    243,665        329,906     9,089,634    18,092,641
Net assets at the beginning of year       193,379     3,082,685    20,242,547    259,853      4,884,950            --            --
                                         --------     ---------    ----------    -------      ---------     ---------    ----------
Net assets at the end of year            $470,876     2,925,090    20,876,097    503,518      5,214,856     9,089,634    18,092,641
                                         ========     =========    ==========    =======      =========     =========    ==========

*    for the period from April 30, 2010 through December 31, 2010

See accompanying notes to financial statements.

                                                                         SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                                         PUTNAM VT    PUTNAM VT    PUTNAM VT  PUTNAM VT              UIF EMERGING
                                        GROWTH AND  INTERNATIONAL  MULTI-CAP    EQUITY   PUTNAM VT     MARKETS
                                          INCOME       EQUITY        GROWTH     INCOME    VOYAGER       EQUITY          TOTAL
                                        ----------  -------------  ---------  ---------  ---------  --------------  -------------
Operations:
   Investment income (loss) - net       $    1,902      132,892      (3,780)      7,316     (6,068)     (39,635)      (12,098,565)
   Net realized gains (losses) on
      investments                         (161,455)    (257,122)     (4,795)   (195,105)    73,383      (95,084)       (8,609,684)
   Net change in unrealized
      appreciation or depreciation
      of investments                       306,677      663,612      67,587     386,882    264,574      938,185       368,061,756
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Net increase (decrease) in net assets
   resulting from operations               147,124      539,382      59,012     199,093    331,889      803,466       347,353,507
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Contract transactions (notes 3 and 6):
   Contract purchase payments              122,711      315,140      67,511     257,565  1,433,948    2,006,679       442,512,433
   Contract withdrawals and charges       (190,288)  (1,107,260)    (40,884)   (167,350)  (438,054)    (424,138)     (352,539,481)
   Actuarial adjustments for mortality
      experience on annuities in
      payment period                            24           17          --          18         --           47           244,726
   Annuity benefit payments                 (1,929)      (4,153)         --      (1,337)        --       (1,015)       (6,762,504)
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Increase (decrease) in net assets from
   contract transactions                   (69,481)    (796,257)     26,627      88,896    995,894    1,581,572        83,455,174
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Increase (decrease) in net assets           77,643     (256,875)     85,639     287,989  1,327,783    2,385,038       430,808,681
Net assets at the beginning of year      1,177,270    6,865,855     307,466   1,837,650  1,073,552    3,315,951     2,584,868,991
                                        ----------    ---------     -------   ---------  ---------    ---------     -------------
Net assets at the end of year           $1,254,913    6,608,980     393,105   2,125,639  2,401,335    5,700,989     3,015,677,672
                                        ==========    =========     =======   =========  =========    =========     =============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2011 AND 2010

(1)  ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers eleven types of contracts consisting of ninety-one segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; and Waddell & Reed Retirement Builder. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-one segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., Invesco Variable Insurance Funds, Alliance Bernstein Funds, American Century Variable Portfolios, Inc., American Funds IS, Credit Suisse Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Fund, Goldman Sachs Funds, Ibbotson Funds, Invesco Van Kampen Variable Insurance Funds, Janus Aspen Series, MFS Variable Insurance Trust, Neuberger AMT Funds, Oppenheimer Variable Account Funds, PIMCO Funds, Putnam Variable Trust, Morgan Stanley Funds and Ivy Funds VIP, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Advantus International Bond Portfolio which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

INVESTMENTS IN UNDERLYING FUNDS

Investments in shares of the Underlying Funds are stated at fair value which is the net asset value per share as determined daily by the Underlying Funds. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in, first out (FIFO) basis.

All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. portfolios, and other non-affiliated funds, may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

FEDERAL INCOME TAXES

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawals are payable on investment.

INVESTMENTS

During the years ended December 31, 2011 and 2010, several portfolios merged. The portfolio names and effective date of the mergers are summarized in the following table:

CLOSED PORTFOLIO                                  RECEIVING PORTFOLIO                                        DATE MERGED
------------------------------------------------  ---------------------------------------------------------  -----------
Invesco V.I Basic Balanced                        Invesco V.I. Equity and Income                              04/29/2011
Putnam VT New Opportunities, Class IB             Putnam VT Multi-cap Growth Fund, Class IB                   09/01/2010
Van Kampen UIF Emerging Markets Equity, Class II  Morgan Stanley UIF Emerging Markets Equity, Class II        06/01/2010
Van Kampen UIF U.S. Mid Cap Value Class II        Invesco Van Kampen V.I. Mid Cap Value Fund, Class II        06/01/2010
Van Kampen Capital Growth, Class II               Invesco Van Kampen V.I. Capital Growth Fund, Series II      06/01/2010
Van Kampen Comstock, Class II                     Invesco Van Kampen V.I. Comstock Fund, Series II            06/01/2010
Van Kampen Growth and Income, Class II            Invesco Van Kampen V.I. Growth and Income Fund, Series II   06/01/2010
AIM V.I Basic Balanced                            Invesco V.I Basic Balanced                                  04/30/2010
AIM V.I. Capital Appreciation Fund                Invesco V.I. Capital Appreciation Fund                      04/30/2010
AIM V.I. Core Equity Fund                         Invesco V.I. Core Equity Fund                               04/30/2010
AIM V.I. Small Cap Equity Fund                    Invesco V.I. Small Cap Equity Fund                          04/30/2010

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

(3)  EXPENSES AND RELATED PARTY TRANSACTIONS

MULTIOPTION FLEX/SINGLE/SELECT:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2011 and 2010, contingent deferred sales charges totaled $18,895 and $33,951, respectively.

MULTIOPTION CLASSIC/ACHIEVER:

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2011 and 2010, contingent deferred sales charges totaled $70,774.18 and $142,253, respectively.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

MULTIOPTION ADVISOR SERIES:

There are three classes of contracts offered under this series - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.05 percent, 1.40 percent, and 1.35 percent, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2011 and 2010, contingent deferred sales charges for all Advisor classes totaled $1,432,020 and $1,430,289, respectively.

In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MEGANNUITY:

The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

ADJUSTABLE INCOME ANNUITY:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

     A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2011 and 2010.

     A risk charge in the amount of 2.00 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. No risk charges were deducted from contract purchase payments for the years ended December 31, 2011 and 2010.

     A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2011 and 2010.

WADDELL & REED ADVISORS RETIREMENT BUILDER:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2011 and 2010, contingent deferred sales charges totaled $786,340 and $579,287, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION LEGEND:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2011 and 2010, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

MULTIOPTION EXTRA:

The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

The administrative fee paid to Minnesota Life is equal, on an annual basis, to
0.15 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2011 and 2010.

A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charge was collected for the years ended December 31, 2011 and 2010, respectively.

In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal on an annual basis to 0.15 percent to 0.50 percent of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

OTHER

To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15 percent to 0.70 percent of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25 percent of average daily net assets to Securian. Each Portfolio pays an annual fee ranging from 0.01 percent to 0.05 percent of net assets to State Street, Inc. for daily fund accounting services. Advantus Series Fund, Inc. also pays an administrative services fee to Minnesota Life.

To the extent the Account invests in non-affiliated funds, the Account will also indirectly incur fees.

(4)  FAIR VALUE MEASUREMENTS

In accordance with Accounting Standards Codification (ASC) 820, Fair Value Measurement (ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets and financial liabilities has been determined using available market information as of December 31, 2011 and 2010. Although the Account is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets and financial liabilities recorded on the balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

For the year ended December 31, 2011, all investments in the Account were valued using Level 1 inputs. There were no Level 2 or Level 3 inputs used to value the investments during the period.

(5) INVESTMENT TRANSACTIONS

The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2011:

Advantus Bond Class 2                               $ 9,684,902
Advantus Money Market                                31,636,358
Advantus Index 500 Class 2                            4,277,754
Advantus Mortgage Securities Class 2                  2,314,729
Advantus International Bond Class 2                   7,825,061
Advantus Index 400 Mid-Cap Class 2                    5,937,312
Advantus Real Estate Securities Class 2               3,218,938
Invesco V.I. Capital Appreciation                       180,495
Invesco V.I. Core Equity                                308,459
Invesco V.I. Small Cap Equity                         2,134,737
Alliance Bernstein International Value                  306,898
American Century Income and Growth                      331,496
American Century VP Inflation Protection             14,002,998
American Century Ultra                                  376,257
American Century Value                                4,392,171
American Funds IS Global Bond Class 2                   879,376
American Funds IS Global Growth Class 2                 445,564
American Funds IS Global Small Cap Class 2              248,115
American Funds IS Growth Class 2                      1,159,501
American Funds IS Growth-Income Class 2                 860,614
American Funds IS International Class 2                 980,319
American Funds IS New World Class 2                     581,434
American Funds IS U.S. Govt Sec Class 2               3,046,699
Credit Suisse Trust International Equity Flex III       747,997
Fidelity High Income                                  7,320,934
Fidelity VIP Contrafund                               3,076,461
Fidelity VIP Equity-Income                            2,917,279
Fidelity VIP Mid-Cap                                  2,483,145
Franklin Small Cap Value                              1,879,171
Franklin Small Mid Cap                                1,713,053
Franklin Large Cap Growth Securities                    410,586
Franklin Mutual Shares Securities                     1,366,095
Templeton Developing Markets Securities               4,438,645
Goldman Sachs VIT Government Income                   6,384,260
Ibbotson Aggressive Growth                            1,528,282
Ibbotson Balanced                                     8,591,110
Ibbotson Conservative                                 6,532,518
Ibbotson Growth                                       2,424,155
Ibbotson Income and Growth                            8,901,685
Invesco Van Kampen V.I. Capital Growth                  591,209
Invesco Van Kampen V.I. Comstock                      4,064,564
Invesco Van Kampen V.I. Growth and Income               417,563
Invesco Van Kampen V.I. Mid Cap Value                   210,449
Invesco Van Kampen V.I. Equity and Income             1,852,191
Ivy Funds VIP Asset Strategy                         21,212,064

Ivy Funds VIP Balanced                               15,830,540
Ivy Funds VIP Bond                                   17,639,749
Ivy Funds VIP Core Equity                            10,089,179
Ivy Funds VIP Dividend Income                         2,610,663
Ivy Funds VIP Energy                                  1,296,998
Ivy Funds VIP Global Natural Resources                5,884,546
Ivy Funds VIP Growth                                 12,221,067
Ivy Funds VIP High Income                             5,171,648
Ivy Funds VIP International Growth                    8,363,886
Ivy Funds VIP International Value                    14,014,400
Ivy Funds VIP Micro-Cap Growth                        3,201,377
Ivy Funds VIP Mid Cap Growth                          5,423,497
Ivy Funds VIP Money Market                            7,223,477
Ivy Funds VIP Pathfinder Aggressive                   1,815,739
Ivy Funds VIP Pathfinder Conservative                 6,770,906
Ivy Funds VIP Pathfinder Moderate                    22,195,439
Ivy Funds VIP Pathfinder Moderately Aggressive       30,235,517
Ivy Funds VIP Pathfinder Moderately Conservative     11,857,159
Ivy Funds VIP Real Estate Securities                    743,350
Ivy Funds VIP Science & Technology                    6,369,897
Ivy Funds VIP Small Cap Growth                        6,532,843
Ivy Funds VIP Small Cap Value                         5,414,853
Ivy Funds VIP Value                                   6,740,650
Ivy Funds VIP Global Bond                             2,637,175
Ivy Funds VIP Limited-Term Bond                       5,264,480
Janus Aspen Balanced                                  3,294,935
Janus Aspen Forty                                     1,684,737
Janus Aspen Overseas                                  9,720,243
Janus Aspen Mid Cap Value                             2,101,080
MFS Investors Growth Stock                            3,070,914
MFS Mid Cap Growth                                      130,598
MFS New Discovery                                     2,367,054
MFS Value                                             5,484,511
Neuberger AMT Socially Responsive                       127,059
Oppenheimer Capital Appreciation                        353,314
Oppenheimer High Income                               3,928,720
Oppenheimer Main Street Small Cap                       193,216
Oppenheimer International Growth                      1,082,657
PIMCO Funds VIT Low Duration                         14,498,848
PIMCO Funds VIT Total Return                         24,510,609
Putnam VT Growth and Income                             133,564
Putnam VT International Equity                          449,232
Putnam VT New Opportunities                             249,392
Putnam VT Equity Income                                 521,270
Putnam VT Voyager                                     2,733,532
Morgan Stanley UIF Emerging Markets Equity            2,354,134

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

Transactions in units for each segregated sub-account for the years ended December 31, 2011 and 2010 were as follows:

                                                              SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------
                                                                     ADVANTUS     ADVANTUS      ADVANTUS
                                           ADVANTUS     ADVANTUS      INDEX       MORTGAGE   INTERNATIONAL
                                             BOND        MONEY         500       SECURITIES      BOND
                                            CLASS 2      MARKET       CLASS 2      CLASS 2      CLASS 2
                                          -----------  -----------  -----------  ----------  ------------
Units outstanding at
   December 31, 2009                      140,897,573   46,944,447   64,777,011  48,097,169    43,385,285
      Contract purchase
         payments                          11,815,631   20,635,062    1,965,729   3,209,354     6,373,729
      Contract terminations, withdrawal
         payments and charges             (15,419,920) (25,468,781)  (8,752,080) (6,715,451)   (3,275,311)
                                          -----------   ----------   ----------  ----------    ----------
Units outstanding at
   December 31, 2010                      137,293,284   42,110,728   57,990,660  44,591,072    46,483,703
      Contract purchase
         payments                           6,450,238   26,184,387    1,532,168   1,523,930     5,412,987
      Contract terminations, withdrawal
         payments and charges             (20,639,300) (25,916,226)  (7,889,795) (7,721,299)   (3,882,966)
                                          -----------   ----------   ----------  ----------    ----------
Units outstanding at
   December 31, 2011                      123,104,222   42,378,889   51,633,033  38,393,703    48,013,724
                                          ===========   ==========   ==========  ==========    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                           ADVANTUS    ADVANTUS
                                           INDEX 400  REAL ESTATE  INVESCO V.I.  INVESCO V.I.  INVESCO V.I.
                                            MID-CAP    SECURITIES    CAPITAL        CORE        SMALL CAP
                                            CLASS 2     CLASS 2    APPRECIATION    EQUITY        EQUITY
                                          ----------  -----------  ------------  ------------  ------------
Units outstanding at
   December 31, 2009                      34,387,142   26,575,350    4,747,001      431,118     8,208,727
      Contract purchase
         payments                          2,052,548    1,618,257      251,512      548,293     2,386,045
      Contract terminations, withdrawal
         payments and charges             (3,877,712)  (4,309,148)    (691,665)     (98,987)     (689,393)
                                          ----------   ----------    ---------      -------    ----------
Units outstanding at
   December 31, 2010                      32,561,978   23,884,459    4,306,848      880,424     9,905,379
      Contract purchase
         payments                          2,722,037    1,391,579      156,607      217,536     2,407,911
      Contract terminations, withdrawal
         payments and charges             (4,289,597)  (3,555,326)    (633,775)    (363,958)   (1,011,353)
                                          ----------   ----------    ---------      -------    ----------
 Units outstanding at
   December 31, 2011                      30,994,418   21,720,712    3,829,680      734,002    11,301,937
                                          ==========   ==========    =========      =======    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------
                                             ALLIANCE     AMERICAN     AMERICAN
                                            BERNSTEIN      CENTURY     CENTURY      AMERICAN    AMERICAN
                                          INTERNATIONAL    INCOME    VP INFLATION    CENTURY    CENTURY
                                              VALUE      AND GROWTH   PROTECTION      ULTRA      VALUE
                                          -------------  ----------  ------------  ----------  ----------
Units outstanding at
   December 31, 2009                        1,115,561    2,290,027     9,811,848   34,338,881  22,299,226
      Contract purchase
         payments                             328,907      111,320    12,022,682      602,920   3,610,805
      Contract terminations, withdrawal
         payments and charges                (194,094)    (439,906)   (2,126,384)  (5,157,259) (1,169,961)
                                            ---------    ---------    ----------   ----------  ----------
Units outstanding at
   December 31, 2010                        1,250,374    1,961,441    19,708,146   29,784,542  24,740,070
      Contract purchase
         payments                             506,669      235,211    10,551,875      347,413   2,686,187
      Contract terminations, withdrawal
         payments and charges                (231,032)    (362,816)   (2,152,729)  (5,804,733) (1,736,057)
                                            ---------    ---------    ----------   ----------  ----------
Units outstanding at
   December 31, 2011                        1,526,011    1,833,836    28,107,292   24,327,222  25,690,200
                                            =========    =========    ==========   ==========  ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          ----------------------------------------------------------------------
                                            AMERICAN      AMERICAN        AMERICAN      AMERICAN      AMERICAN
                                            FUNDS IS      FUNDS IS        FUNDS IS      FUNDS IS      FUNDS IS
                                          GLOBAL BOND  GLOBAL GROWTH  GLOBAL SMALL CAP   GROWTH    GROWTH-INCOME
                                            CLASS 2       CLASS 2         CLASS 2        CLASS 2      CLASS 2
                                          -----------  -------------  ----------------  ---------  -------------
Units outstanding at
   December 31, 2009                             --            --              --              --          --
      Contract purchase
         payments                                --            --              --              --          --
      Contract terminations, withdrawal
         payments and charges                    --            --              --              --          --
                                            -------       -------         -------       ---------     -------
Units outstanding at
   December 31, 2010                             --            --              --              --          --
      Contract purchase
         payments                           857,663       516,447         296,418       1,289,667     930,948
      Contract terminations, withdrawal
         payments and charges               (50,714)      (13,544)        (10,547)        (64,684)    (37,631)
                                            -------       -------         -------       ---------     -------
Units outstanding at
   December 31, 2011                        806,949       502,903         285,871       1,224,983     893,317
                                            =======       =======         =======       =========     =======

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                             AMERICAN     AMERICAN     AMERICAN    CREDIT SUISSE
                                             FUNDS IS     FUNDS IS     FUNDS IS         TRUST        FIDELITY
                                          INTERNATIONAL  NEW WORLD  U.S. GOVT SEC   INTERNATIONAL      HIGH
                                             CLASS 2      CLASS 2      CLASS 2     EQUITY FLEX III    INCOME
                                          -------------  ---------  -------------  ---------------  ----------
Units outstanding at
   December 31, 2009                               --          --            --      1,961,418      10,101,068
      Contract purchase
         payments                                  --          --            --      1,916,868       3,705,387
      Contract terminations, withdrawal
         payments and charges                      --          --            --     (1,711,460)     (1,784,183)
                                            ---------     -------     ---------     ----------      ----------
Units outstanding at
   December 31, 2010                               --          --            --      2,166,826      12,022,272
      Contract purchase
         payments                           1,131,584     653,574     2,886,271      1,156,130       5,310,814
      Contract terminations, withdrawal
         payments and charges                 (55,176)    (15,330)     (824,179)    (3,322,956)     (2,504,144)
                                            ---------     -------     ---------     ----------      ----------
Units outstanding at
   December 31, 2011                        1,076,408     638,244     2,062,092             --      14,828,942
                                            =========     =======     =========     ==========      ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                                                                      FRANKLIN
                                          FIDELITY VIP   FIDELITY VIP  FIDELITY VIP   SMALL CAP    FRANKLIN
                                           CONTRAFUND   EQUITY-INCOME    MID-CAP        VALUE    SMALL MID CAP
                                          ------------  -------------  ------------  ----------  -------------
Units outstanding at
   December 31, 2009                      34,359,074      82,024,548    19,820,448    6,489,098    11,687,234
      Contract purchase
         payments                          1,824,348       1,596,347     1,059,241    2,235,293     1,501,954
      Contract terminations, withdrawal
         payments and charges             (5,333,044)    (10,931,910)   (3,133,115)    (552,311)   (3,016,073)
                                          ----------     -----------    ----------    ---------    ----------
Units outstanding at
   December 31, 2010                      30,850,378      72,688,985    17,746,574    8,172,080    10,173,115
      Contract purchase
         payments                          1,760,797         890,595     1,008,750    2,062,893     1,519,062
      Contract terminations, withdrawal
         payments and charges             (4,764,133)    (12,961,009)   (3,530,955)    (874,950)   (2,977,823)
                                          ----------     -----------    ----------    ---------    ----------
Units outstanding at
   December 31, 2011                      27,847,042      60,618,571    15,224,369    9,360,023     8,714,354
                                          ==========     ===========    ==========    =========    ==========

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------
                                           FRANKLIN                  TEMPLETON     GOLDMAN
                                           LARGE CAP    FRANKLIN     DEVELOPING   SACHS VIT   IBBOTSON
                                            GROWTH    MUTUAL SHARES   MARKETS    GOVERNMENT  AGGRESSIVE
                                          SECURITIES   SECURITIES    SECURITIES    INCOME      GROWTH
                                          ----------  -------------  ----------  ----------  ----------
Units outstanding at
   December 31, 2009                       2,534,456    7,510,222    15,439,856          --   2,216,149
      Contract purchase
         payments                            240,561      787,980     1,467,688   4,281,246   1,176,980
      Contract terminations, withdrawal
         payments and charges               (506,709)    (966,763)   (3,231,021)    (26,579)   (315,302)
                                           ---------   ----------    ----------   ---------   ---------
Units outstanding at
   December 31, 2010                       2,268,308    7,331,439    13,676,523   4,254,667   3,077,827
      Contract purchase
         payments                            308,901      807,130     1,812,618   5,776,628   1,797,409
      Contract terminations, withdrawal
         payments and charges               (477,858)  (1,541,845)   (2,727,532)   (458,686)   (743,949)
                                           ---------   ----------    ----------   ---------   ---------
Units outstanding at
   December 31, 2011                       2,099,351    6,596,724    12,761,609   9,572,609   4,131,287
                                           =========   ==========    ==========   =========   =========

                                                              SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------
                                                                                               INVESCO
                                                                                  IBBOTSON    VAN KAMPEN
                                           IBBOTSON     IBBOTSON      IBBOTSON     INCOME    V.I. CAPITAL
                                           BALANCED   CONSERVATIVE     GROWTH    AND GROWTH     GROWTH
                                          ----------  ------------  -----------  ----------  ------------
Units outstanding at
   December 31, 2009                      39,165,109    7,167,271    31,643,097  16,421,587    251,569
      Contract purchase
         payments                         13,211,159    4,393,069     2,795,300   8,203,514    212,369
      Contract terminations, withdrawal
         payments and charges             (1,755,294)  (1,439,710)   (2,653,381)   (984,363)  (196,840)
                                          ----------   ----------    ----------  ----------    -------
Units outstanding at
   December 31, 2010                      50,620,974   10,120,630    31,785,016  23,640,738    267,098
      Contract purchase
         payments                          8,000,970    5,666,224     2,256,306   8,364,737    401,705
      Contract terminations, withdrawal
         payments and charges             (5,947,687)  (1,552,700)   (6,034,016) (2,379,114)   (79,370)
                                          ----------   ----------    ----------  ----------    -------
Units outstanding at
   December 31, 2011                      52,674,257   14,234,154    28,007,306  29,626,361    589,433
                                          ==========   ==========    ==========  ==========    =======

                                                                 SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------------
                                                           INVESCO      INVESCO       INVESCO
                                             INVESCO      VAN KAMPEN   VAN KAMPEN   VAN KAMPEN   IVY FUNDS VIP
                                            VAN KAMPEN   V.I. GROWTH  V.I. MID CAP  V.I. EQUITY      ASSET
                                          V.I. COMSTOCK   AND INCOME     VALUE      AND INCOME     STRATEGY
                                          -------------  -----------  ------------  -----------  -------------
Units outstanding at
   December 31, 2009                        3,601,987     2,357,482       67,779     1,226,941     60,544,827
      Contract purchase
         payments                           2,076,317       581,559      180,822        74,795     13,728,318
      Contract terminations, withdrawal
         payments and charges                (469,695)     (699,516)     (26,239)     (194,816)    (5,512,472)
                                            ---------     ---------      -------     ---------     ----------
Units outstanding at
   December 31, 2010                        5,208,609     2,239,525      222,362     1,106,920     68,760,673
      Contract purchase
         payments                           2,789,806       255,978      227,491       280,754      9,030,421
      Contract terminations, withdrawal
         payments and charges                (414,984)     (516,041)     (79,490)     (205,356)    (6,488,783)
                                            ---------     ---------      -------     ---------     ----------
Units outstanding at
   December 31, 2011                        7,583,431     1,979,462      370,363     1,182,318     71,302,311
                                            =========     =========      =======     =========     ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                                                                       IVY FUNDS VIP
                                          IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP     DIVIDEND    IVY FUNDS VIP
                                            BALANCED         BOND        CORE EQUITY       INCOME        ENERGY
                                          -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2009                        35,895,654    31,415,109     15,885,019     11,609,153      7,518,486
      Contract purchase
         payments                            2,865,524    30,350,511      4,478,432      2,906,563      1,885,491
      Contract terminations, withdrawal
         payments and charges               (5,575,748)   (1,295,020)    (2,367,579)      (807,047)    (2,685,200)
                                            ----------    ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2010                        33,185,430    60,470,600     17,995,872     13,708,669      6,718,777
      Contract purchase
         payments                            3,457,306    12,530,167      6,238,549      1,955,607      1,111,838
      Contract terminations, withdrawal
         payments and charges               (4,734,118)   (6,820,867)    (2,458,194)    (1,585,687)    (1,383,059)
                                            ----------    ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2011                        31,908,618    66,179,900     21,776,227     14,078,589      6,447,556
                                            ==========    ==========     ==========     ==========     ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                          IVY FUNDS VIP                  IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                          GLOBAL NATURAL  IVY FUNDS VIP      HIGH       INTERNATIONAL  INTERNATIONAL
                                            RESOURCES         GROWTH        INCOME         GROWTH          VALUE
                                          --------------  -------------  -------------  -------------  --------------
Units outstanding at
   December 31, 2009                        27,715,035     102,589,393     26,341,150    15,524,625      83,831,899
      Contract purchase
         payments                            4,530,890       7,070,175      2,273,554     5,311,120       5,660,938
      Contract terminations, withdrawal
         payments and charges               (4,370,625)     (8,478,451)    (2,230,254)   (1,047,841)     (8,783,978)
                                            ----------     -----------     ----------    ----------      ----------
Units outstanding at
   December 31, 2010                        27,875,300     101,181,117     26,384,450    19,787,904      80,708,859
      Contract purchase
         payments                            4,174,843       4,229,471      1,556,968     5,377,776       6,518,021
      Contract terminations, withdrawal
         payments and charges               (3,556,925)    (10,804,596)    (3,907,176)   (1,377,378)     (7,355,609)
                                            ----------     -----------     ----------    ----------      ----------
Units outstanding at
   December 31, 2011                        28,493,218      94,605,992     24,034,242    23,788,302      79,871,271
                                            ==========     ===========     ==========    ==========      ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                          IVY FUNDS VIP  IVY FUNDS VIP   IVY FUNDS VIP  IVY FUNDS VIP  IVY FUNDS VIP
                                            MICRO-CAP       MID CAP          MONEY        PATHFINDER     PATHFINDER
                                             GROWTH          GROWTH         MARKET        AGGRESSIVE    CONSERVATIVE
                                          -------------  --------------  -------------  -------------  --------------
Units outstanding at
   December 31, 2009                       10,358,930      10,231,443      9,728,906      5,104,375     18,729,559
      Contract purchase
         payments                           2,759,951       2,620,713      4,265,224      3,413,189     10,091,654
      Contract terminations, withdrawal
         payments and charges              (1,488,134)     (2,861,630)    (4,173,605)      (103,811)    (2,886,350)
                                           ----------      ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2010                       11,630,747       9,990,526      9,820,525      8,413,753     25,934,863
      Contract purchase
         payments                           1,965,204       2,930,459      6,857,391      1,641,794      5,727,249
      Contract terminations, withdrawal
         payments and charges              (2,120,374)     (1,177,406)    (5,203,764)    (1,654,342)    (2,262,443)
                                           ----------      ----------     ----------     ----------     ----------
Units outstanding at
   December 31, 2011                       11,475,577      11,743,579     11,474,152      8,401,205     29,399,669
                                           ==========      ==========     ==========     ==========     ==========

                                                                    SEGREGATED SUB-ACCOUNTS
                                          ---------------------------------------------------------------------------
                                                         IVY FUNDS VIP  IVY FUNDS VIP
                                          IVY FUNDS VIP    PATHFINDER     PATHFINDER    IVY FUNDS VIP  IVY FUNDS VIP
                                            PATHFINDER     MODERATELY     MODERATELY     REAL ESTATE     SCIENCE &
                                             MODERATE      AGGRESSIVE    CONSERVATIVE     SECURITIES    TECHNOLOGY
                                          -------------  -------------  --------------  -------------  --------------
Units outstanding at
   December 31, 2009                        96,308,869    110,871,827     31,240,117      8,911,189      20,646,570
      Contract purchase
         payments                           34,042,145     23,823,429     13,163,900        649,272       2,594,977
      Contract terminations, withdrawal
         payments and charges               (2,864,118)    (1,433,870)    (2,344,710)    (1,093,790)     (1,895,766)
                                           -----------    -----------     ----------     ----------      ----------
Units outstanding at
   December 31, 2010                       127,486,896    133,261,386     42,059,307      8,466,671      21,345,781
      Contract purchase
         payments                           19,321,193     27,633,175     10,512,130        462,212       2,706,277
      Contract terminations, withdrawal
         payments and charges               (4,261,667)    (3,109,609)    (3,777,216)      (910,944)     (2,376,632)
                                           -----------    -----------     ----------     ----------      ----------
Units outstanding at
   December 31, 2011                       142,546,422    157,784,952     48,794,221      8,017,939      21,675,426
                                           ===========    ===========     ==========     ==========      ==========

                                                                   SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------------------
                                          IVY FUNDS VIP  IVY FUNDS VIP                 IVY FUNDS VIP  IVY FUNDS VIP
                                            SMALL CAP      SMALL CAP    IVY FUNDS VIP    GLOBAL       LIMITED-TERM
                                             GROWTH          VALUE          VALUE         BOND            BOND
                                          -------------  -------------  -------------  -------------  -------------
Units outstanding at
   December 31, 2009                       34,388,500      40,042,460     52,735,801            --              --
      Contract purchase
         payments                           3,113,837       2,274,526      3,354,730            --              --
      Contract terminations, withdrawal
         payments and charges              (4,305,261)     (5,708,053)    (5,934,220)           --              --
                                           ----------      ----------     ----------     ---------       ---------
Units outstanding at
   December 31, 2010                       33,197,076      36,608,933     50,156,311            --              --
      Contract purchase
         payments                           4,043,923       3,485,007      4,818,060     2,630,948       5,174,549
      Contract terminations, withdrawal
         payments and charges              (4,604,464)     (4,847,906)    (5,750,360)     (447,222)       (602,011)
                                           ----------      ----------     ----------     ---------       ---------
Units outstanding at
   December 31, 2011                       32,636,535      35,246,034     49,224,011     2,183,726       4,572,538
                                           ==========      ==========     ==========     =========       =========

                                                             SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------
                                            JANUS        JANUS      JANUS     JANUS ASPEN      MFS
                                            ASPEN        ASPEN      ASPEN       MID CAP     INVESTORS
                                           BALANCED      FORTY     OVERSEAS      VALUE     GROWTH STOCK
                                          ----------  ----------  ----------  -----------  ------------
Units outstanding at
   December 31, 2009                       7,270,901  26,651,654  37,817,405   4,695,146    15,441,205
      Contract purchase
         payments                          2,155,578   3,268,832   2,641,130   2,379,189     3,226,797
      Contract terminations, withdrawal
         payments and charges             (1,173,489) (5,191,228) (6,691,892)   (165,388)     (653,020)
                                          ----------  ----------  ----------   ---------    ----------
Units outstanding at
   December 31, 2010                       8,252,990  24,729,258  33,766,643   6,908,947    18,014,982
      Contract purchase
         payments                          1,439,110   1,298,004   3,459,606   2,124,746     2,287,074
      Contract terminations, withdrawal
         payments and charges             (1,430,775) (4,412,283) (5,676,315)   (502,818)   (1,129,889)
                                          ----------  ----------  ----------   ---------    ----------
Units outstanding at
   December 31, 2011                       8,261,325  21,614,979  31,549,934   8,530,875    19,172,167
                                          ==========  ==========  ==========   =========    ==========

                                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------
                                                                             NEUBERGER
                                             MFS       MFS                       AMT      OPPENHEIMER
                                           MID CAP     NEW          MFS       SOCIALLY      CAPITAL
                                           GROWTH    DISCOVERY     VALUE     RESPONSIVE  APPRECIATION
                                          --------  ----------   ----------  ----------  ------------
Units outstanding at
   December 31, 2009                       591,349   5,870,471   34,639,045    258,161    2,620,587
      Contract purchase
         payments                          214,768     391,346    5,394,640    284,184      268,277
      Contract terminations, withdrawal
         payments and charges             (197,679) (1,315,526)  (1,511,942)   (24,088)    (600,981)
                                          --------  ----------   ----------    -------    ---------
Units outstanding at
   December 31, 2010                       608,438   4,946,291   38,521,743    518,257    2,287,883
      Contract purchase
         payments                          106,857     683,595    3,146,185    145,878      276,569
      Contract terminations, withdrawal
         payments and charges             (139,468) (1,122,066)  (3,044,443)   (87,128)    (727,478)
                                          --------  ----------   ----------    -------    ---------
Units outstanding at
   December 31, 2011                       575,827   4,507,820   38,623,485    577,007    1,836,974
                                          ========  ==========   ==========    =======    =========

                                                               SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                                       OPPENHEIMER   OPPENHEIMER   PIMCO FUNDS  PIMCO FUNDS
                                          OPPENHEIMER  MAIN STREET  INTERNATIONAL    VIT LOW     VIT TOTAL
                                          HIGH INCOME   SMALL CAP       GROWTH      DURATION       RETURN
                                          -----------  -----------  -------------  -----------  -----------
Units outstanding at
   December 31, 2009                       55,985,903     345,848     2,550,767            --            --
      Contract purchase
         payments                           4,646,459     289,933       327,918     9,029,759    18,611,224
      Contract terminations, withdrawal
         payments and charges              (9,559,197)    (84,633)     (503,826)      (98,912)   (1,100,792)
                                           ----------    --------     ---------    ----------    ----------
Units outstanding at
   December 31, 2010                       51,073,165     551,148     2,374,859     8,930,847    17,510,432
      Contract purchase
         payments                           5,282,966     216,390       497,332    14,146,639    22,489,073
      Contract terminations, withdrawal
         payments and charges              (9,597,058)   (127,664)     (715,287)   (1,245,782)   (2,820,486)
                                           ----------    --------     ---------    ----------    ----------
 Units outstanding at
   December 31, 2011                       46,759,073     639,874     2,156,904    21,831,704    37,179,019
                                           ==========    ========     =========    ==========    ==========

                                                               SEGREGATED SUB-ACCOUNTS
                                          --------------------------------------------------------------
                                           PUTNAM VT    PUTNAM VT      PUTNAM VT    PUTNAM VT
                                          GROWTH AND  INTERNATIONAL       NEW         EQUITY   PUTNAM VT
                                            INCOME       EQUITY      OPPORTUNITIES    INCOME    VOYAGER
                                          ----------  -------------  -------------  ---------  ---------

Units outstanding at
   December 31, 2009                       1,088,479   4,911,722       251,101      1,701,127    836,915
      Contract purchase
         payments                            110,804     245,748        50,974        237,920    994,182
      Contract terminations, withdrawal
         payments and charges               (175,297)   (812,074)      (32,714)      (159,335)  (310,486)
                                           ---------   ---------       -------      ---------  ---------
Units outstanding at
   December 31, 2010                       1,023,986   4,345,396       269,361      1,779,712  1,520,611
      Contract purchase
         payments                            103,535     208,185       164,785        394,049  1,782,623
      Contract terminations, withdrawal
         payments and charges               (218,255)   (957,708)      (65,503)      (300,468)  (546,701)
                                           ---------   ---------       -------      ---------  ---------
Units outstanding at
   December 31, 2011                         909,266   3,595,873       368,643      1,873,293  2,756,533
                                           =========   =========       =======      =========  =========

                                        SEGREGATED SUB-ACCOUNTS
                                        -----------------------
                                            MORGAN STANLEY
                                             UIF EMERGING
                                               MARKETS
                                                EQUITY
                                            --------------
Units outstanding at
   December 31, 2009                         4,766,549
      Contract purchase
         payments                            2,793,935
      Contract terminations, withdrawal
         payments and charges                 (587,766)
                                             ---------
Units outstanding at
   December 31, 2010                         6,972,718
      Contract purchase
         payments                            3,264,810
      Contract terminations, withdrawal
         payments and charges                 (888,805)
                                             ---------
Units outstanding at
   December 31, 2011                         9,348,723
                                             =========

(7) FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, ratios, and total return for variable annuity contracts for the years ended December 31, 2011, 2010, 2009, 2008, and 2007 is as follows:

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Advantus Bond Class 2
      2011                                    123,104,222  1.04 to 4.54  185,651,283     0.00%    0.15% to 2.95%      6.53% to 7.86%
      2010                                    137,293,284  0.84 to 4.21  193,861,892     0.00%    0.15% to 2.95%      6.24% to 8.11%
      2009                                    140,897,572  0.82 to 3.85  186,788,832     0.00%    0.15% to 2.95%    12.21% to 15.39%
      2008                                    137,165,882  0.83 to 3.34  162,840,509     0.00%    0.15% to 2.70%  -16.04% to -13.65%
      2007                                    145,226,521  0.99 to 3.86  208,541,053     0.00%    0.15% to 2.70%     -0.70% to 2.14%
Advantus Money Market
      2011                                     42,378,889  0.91 to 2.37   53,238,712     0.00%    0.15% to 2.95%    -2.90% to -0.15%
      2010                                     42,110,728  0.77 to 2.37   52,945,041     0.04%    0.15% to 2.95%    -2.91% to -1.20%
      2009                                     46,944,447  0.81 to 2.37   59,612,988     0.30%    0.15% to 2.95%     -2.64% to 0.12%
      2008                                     62,460,775  1.00 to 2.37   81,565,810     1.99%    0.15% to 2.70%      1.58% to 4.48%
      2007                                     46,884,970  1.00 to 2.33   60,232,879     4.49%    0.15% to 2.65%      1.67% to 4.23%
Advantus Index 500 Class 2
      2011                                     51,633,033  0.93 to 5.68  121,561,386     0.00%    0.15% to 2.65%     -1.35% to 1.44%
      2010                                     57,990,660  0.83 to 5.60  134,709,384     0.00%    0.15% to 2.65%    11.21% to 13.17%
      2009                                     64,777,011  0.75 to 4.90  131,119,756     0.00%    0.15% to 2.65%    22.21% to 25.68%
      2008                                     72,514,828  0.66 to 3.90  118,329,030     0.00%    0.15% to 2.65%  -39.04% to -37.30%
      2007                                     84,519,950  1.07 to 6.22  223,928,815     0.00%    0.15% to 2.65%      1.95% to 4.87%
Advantus Mortgage Securities Class 2
      2011                                     38,393,703  0.94 to 4.46   61,244,089     0.00%    0.15% to 2.95%      3.64% to 6.57%
      2010                                     44,591,072  0.79 to 4.18   66,859,188     0.00%    0.15% to 2.95%      3.65% to 5.48%
      2009                                     48,097,169  0.78 to 3.92   69,742,214     0.00%    0.15% to 2.95%      4.91% to 7.89%
      2008                                     53,570,204  0.84 to 3.64   75,249,958     0.00%    0.15% to 2.70%  -15.50% to -13.10%
      2007                                     68,242,542  0.99 to 4.18  114,619,534     0.00%    0.15% to 2.40%      0.18% to 3.04%
Advantus International Bond Class 2
      2011                                     48,013,724  1.26 to 2.37  77,525,751      0.00%    0.15% to 2.95%    -3.15% to -0.41%
      2010                                     46,483,703  1.07 to 2.38  77,196,207      0.00%    0.15% to 2.95%    10.59% to 12.55%
      2009                                     43,385,285  1.00 to 2.09  64,982,851      0.00%    0.15% to 2.95%    14.14% to 17.38%
      2008                                     43,293,204  1.01 to 1.78  56,503,162      0.00%    0.15% to 2.70%      1.19% to 4.07%
      2007                                     41,431,353  1.03 to 1.71  53,588,882      0.00%    0.15% to 2.70%      6.23% to 9.27%
Advantus Index 400 Mid-Cap Class 2
      2011                                     30,994,418  0.95 to 2.81  62,696,742      0.00%    0.15% to 2.95%    -5.10% to -2.41%
      2010                                     32,561,978  1.00 to 2.88  68,004,218      0.00%    0.15% to 2.95%    22.27% to 24.43%
      2009                                     34,387,142  0.82 to 2.29  57,474,226      0.00%    0.15% to 2.95%    32.47% to 36.23%
      2008                                     35,415,838  0.62 to 1.68  44,016,480      0.00%    0.15% to 2.70%  -38.39% to -36.64%
      2007                                     32,557,968  1.01 to 2.65  65,303,332      0.00%    0.15% to 2.70%      4.30% to 7.28%
Advantus Real Estate Securities Class 2
      2011                                     21,720,712  0.90 to 3.08  52,758,375      0.00%    0.15% to 2.95%      2.36% to 5.26%
      2010                                     23,884,459  0.78 to 2.97  55,834,052      0.00%    0.15% to 2.95%    25.17% to 27.38%
      2009                                     26,575,350  0.62 to 2.23  48,836,671      0.00%    0.15% to 2.95%    20.97% to 24.41%
      2008                                     26,981,361  0.58 to 1.90  40,752,236      0.00%    0.15% to 2.70%  -38.14% to -36.37%
      2007                                     28,213,414  0.94 to 3.02  68,749,308      0.00%    0.15% to 2.70%  -18.22% to -15.89%
Invesco V.I. Capital Appreciation
      2011                                      3,829,680  0.89 to 1.17   4,434,515      0.00%    1.20% to 2.40%   -10.78% to -9.21%
      2010                                      4,306,848  0.75 to 1.29   5,488,930      0.52%    1.20% to 2.40%    11.86% to 13.83%
      2009                                      4,747,001  0.67 to 1.14   5,303,005      0.28%    1.20% to 2.40%    17.21% to 19.28%
      2008                                      5,095,587  0.73 to 0.95   4,763,841      0.00%    1.20% to 2.40%  -44.30% to -43.31%
      2007                                      5,401,297  1.29 to 1.68   8,887,199      0.00%    1.20% to 2.40%     8.47% to 10.39%
Invesco V.I. Core Equity
      2011                                        734,002  1.13 to 1.43   1,016,052      0.75%    1.20% to 2.15%    -3.19% to -1.48%
      2010                                        880,424  0.90 to 1.45   1,240,874      0.88%    1.20% to 2.15%      6.07% to 7.95%
      2009                                        431,118  0.85 to 1.34     535,283      1.70%    1.20% to 2.15%    24.26% to 26.46%
      2008                                        425,082  0.85 to 1.06     417,167      1.83%    1.20% to 2.05%  -32.25% to -31.16%
      2007                                        491,374  1.24 to 1.54     681,079      0.91%    1.20% to 2.05%      4.72% to 6.58%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Invesco V.I. Small Cap Equity
      2011                                     11,301,937  0.86 to 0.93   10,460,211     0.00%    1.20% to 2.95%    -3.86% to -2.17%
      2010                                      9,905,379  0.82 to 0.95    9,371,107     0.00%    1.20% to 2.95%    24.49% to 26.69%
      2009                                      8,208,727  0.67 to 0.75    6,130,150     0.17%    1.20% to 2.95%    17.38% to 19.45%
      2008                                      3,987,569  0.62 to 0.63    2,492,896     0.00%    1.20% to 2.50%  -33.40% to -32.22%
      2007 (d)                                     18,445  0.92 to 0.92       17,012     0.00%    1.20% to 1.35%    -8.12% to -7.77%
Alliance Bernstein International Value
      2011                                      1,526,011  0.44 to 0.46      706,778     4.00%    1.20% to 2.50%   -21.78% to -20.4%
      2010                                      1,250,374  0.50 to 0.58      727,660     2.78%    1.20% to 2.50%      1.27% to 3.06%
      2009                                      1,115,561  0.51 to 0.56      629,954     1.42%    1.20% to 2.50%    30.45% to 32.75%
      2008                                        762,948  0.42 to 0.43      324,529     0.58%    1.20% to 2.50%  -54.65% to -53.84%
      2007 (d)                                    869,782  0.92 to 0.92      801,533     0.00%    1.20% to 2.35%    -8.21% to -7.85%
American Century Income and Growth
      2011                                      1,833,836  1.12 to 1.36    2,438,648     1.31%    1.20% to 2.05%     -0.13% to 1.63%
      2010                                      1,961,441  0.78 to 1.33    2,564,877     1.25%    1.20% to 2.05%    10.55% to 12.50%
      2009                                      2,290,027  0.70 to 1.19    2,646,139     4.38%    1.20% to 2.05%    14.35% to 16.37%
      2008                                      2,487,180  0.86 to 1.02    2,463,054     1.80%    1.20% to 2.05%  -36.63% to -35.51%
      2007                                      2,953,275  1.35 to 1.58    4,507,503     1.52%    1.20% to 2.05%    -3.35% to -1.63%
American Century VP Inflation Protection
      2011                                     28,107,292  1.19 to 1.27   35,759,209     4.06%    1.20% to 2.70%     8.50% to 10.41%
      2010                                     19,708,146  1.00 to 1.15   22,710,216     1.61%    1.20% to 2.70%      2.05% to 3.85%
      2009                                      9,811,848  1.00 to 1.11   10,887,625     2.16%    1.20% to 2.70%      7.04% to 8.93%
      2008                                      3,803,193  1.00 to 1.02    3,874,597     4.47%    1.20% to 2.50%    -4.47% to -2.78%
      2007 (d)                                    277,346      1.05          290,589     0.87%    1.20% to 2.50%      4.37% to 4.77%
American Century Ultra
      2011                                     24,327,222  1.02 to 1.30   30,971,467     0.00%    1.20% to 2.40%    -2.06% to -0.34%
      2010                                     29,784,542  0.83 to 1.30   38,088,591     0.36%    1.20% to 2.65%    12.46% to 14.44%
      2009                                     34,338,881  0.76 to 1.14   38,389,095     0.18%    1.20% to 2.65%    30.61% to 32.92%
      2008                                     38,859,386  0.69 to 0.86   32,698,743     0.00%    1.20% to 2.65%  -43.35% to -42.35%
      2007                                     44,724,508  1.22 to 1.49   65,262,845     0.00%    1.20% to 2.65%    17.31% to 19.39%
American Century Value
      2011                                     25,690,200  0.84 to 1.51   38,613,480     1.89%    1.20% to 2.70%    -2.06% to -0.34%
      2010                                     24,740,070  0.84 to 1.51   37,286,285     2.12%    1.20% to 2.70%     9.75% to 11.69%
      2009                                     22,299,226  0.76 to 1.35   30,042,551     5.32%    1.20% to 2.70%    16.24% to 18.29%
      2008                                     22,034,921  0.95 to 1.15   25,033,415     2.37%    1.20% to 2.40%  -28.94% to -27.68%
      2007                                     26,229,715  1.32 to 1.58   41,139,485     1.33%    1.20% to 2.40%    -8.08% to -6.44%
American Funds IS Global Bond Class 2
      2011 (a)                                    806,949      0.99          802,088     3.64%    1.20% to 2.35%    -1.77% to -0.61%
American Funds IS Global Growth Class 2
      2011 (a)                                    502,903      0.83          417,249     2.58%    1.20% to 2.00%  -18.01% to -17.04%
American Funds IS Global Small Cap Class 2
      2011 (a)                                    285,871      0.76          218,639     0.33%    1.20% to 2.00%  -24.42% to -23.52%
American Funds IS Growth Class 2
      2011 (a)                                  1,224,983  0.86 to 0.87    1,063,564     0.73%    1.20% to 2.00%  -14.20% to -13.18%
American Funds IS Growth-Income Class 2
      2011 (a)                                    893,317      0.91          810,529     2.29%    1.20% to 2.25%   -10.33% to -9.27%
American Funds IS International Class 2
      2011 (a)                                  1,076,408      0.78          840,600     3.11%    1.20% to 2.00%  -22.83% to -21.91%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
American Funds IS New World Class 2
      2011 (a)                                    638,244      0.82          520,265      2.67%   1.20% to 2.00%  -19.44% to -18.49%
American Funds IS U.S. Govt Sec Class 2
      2011 (a)                                  2,062,092  1.05 to 1.06    2,177,943      3.67%   1.20% to 2.00%      4.38% to 5.61%
Fidelity High Income
      2011                                     14,828,942  1.10 to 1.18   17,598,056      7.38%   1.20% to 2.95%      0.71% to 2.48%
      2010                                     12,022,272  1.00 to 1.16   13,923,147      8.59%   1.20% to 2.95%    10.37% to 12.32%
      2009                                     10,101,068  0.93 to 1.03   10,415,296     11.25%   1.20% to 2.95%    39.29% to 41.75%
      2008                                      3,724,521  0.72 to 0.73    2,709,193     22.35%   1.20% to 2.45%   -27.32 to -26.04%
      2007 (d)                                    306,234      0.98          301,164     12.47%   1.20% to 1.70%    -2.04% to -1.66%
Fidelity VIP Contrafund
      2011                                     27,847,042  0.84 to 1.76   43,507,449      0.97%   0.15% to 2.70%    -5.60% to -2.93%
      2010                                     30,850,378  0.88 to 1.83   49,917,591      1.00%   0.15% to 2.75%    13.53% to 16.75%
      2009                                     34,359,074  0.78 to 1.59   47,529,919      1.09%   0.15% to 2.75%    31.53% to 35.26%
      2008                                     40,119,116  0.59 to 1.19   40,927,704      0.73%   0.15% to 2.70%  -44.36% to -42.78%
      2007                                     48,805,678  1.07 to 2.09   86,667,665      0.74%   0.15% to 2.70%    13.87% to 17.13%
Fidelity VIP Equity-Income
      2011                                     60,618,571  0.74 to 1.40   81,003,412      1.39%   0.15% to 2.95%     -2.27% to 0.50%
      2010                                     72,688,985  0.76 to 1.39   97,695,774      1.57%   0.15% to 2.95%    13.32% to 14.75%
      2009                                     82,024,548  0.68 to 1.21   96,969,954      2.05%   0.15% to 2.95%    26.11% to 29.69%
      2008                                     90,768,049  0.54 to 0.95   83,389,905      2.35%   0.15% to 2.70%  -44.48% to -42.90%
      2007                                     90,431,982  0.97 to 1.67  146,206,707      1.69%   0.15% to 2.70%     -1.69% to 1.12%
Fidelity VIP Mid-Cap
      2011                                     15,224,369  1.66 to 2.72   35,354,507      0.02%   0.15% to 2.50%  -13.44% to -10.99%
      2010                                     17,746,574  1.02 to 3.06   46,844,861      0.29%   0.15% to 2.50%    24.84% to 28.38%
      2009                                     19,820,447  0.82 to 2.38   41,221,565      0.45%   0.15% to 2.75%    35.69% to 39.54%
      2008                                     22,931,881  1.90 to 2.83   34,594,716      0.24%   0.15% to 2.40%  -41.37% to -39.70%
      2007                                     28,299,215  1.69 to 2.46   71,686,578      0.60%   0.15% to 2.40%    11.97% to 15.16%
Franklin Small Cap Value
      2011                                      9,360,023  0.86 to 0.93    8,672,378      0.69%   1.20% to 2.95%    -6.55% to -4.91%
      2010                                      8,172,080  0.84 to 0.97    7,962,998      0.73%   1.20% to 2.50%    23.92% to 26.70%
      2009                                      6,489,098  0.70 to 0.77    4,990,734      1.65%   1.20% to 2.50%    25.40% to 27.61%
      2008                                      3,484,588  0.59 to 0.60    2,099,929      0.74%   1.20% to 2.50%  -34.97% to -33.82%
      2007 (d)                                    211,401  0.91 to 0.91      192,513      0.00%   1.20% to 1.70%    -9.29% to -8.94%
Franklin Small Mid Cap
      2011                                      8,714,354  0.81 to 1.65    9,173,996      0.00%   0.15% to 2.50%    -7.59% to -4.97%
      2010                                     10,173,115  0.86 to 1.76   11,377,504      0.00%   0.15% to 2.95%    24.50% to 27.43%
      2009                                     11,687,234  0.69 to 1.40   10,276,216      0.00%   0.15% to 2.95%    39.40% to 43.36%
      2008                                     13,142,015  0.48 to 0.99    7,977,310      0.00%   0.15% to 2.35%  -44.17% to -42.58%
      2007                                     15,600,282  0.85 to 1.75   16,527,737      0.00%   0.15% to 2.35%     7.99% to 11.07%
Franklin Large Cap Growth Securities
      2011                                      2,099,351  1.02 to 1.30    2,678,613      0.67%   1.20% to 2.65%    -4.36% to -2.68%
      2010                                      2,268,308  0.85 to 1.33    2,966,664      0.84%   1.20% to 2.50%     8.35% to 10.26%
      2009                                      2,534,456  0.78 to 1.21    3,004,230      1.36%   1.20% to 2.50%    25.96% to 28.18%
      2008                                      2,589,964  0.79 to 0.94    2,394,098      1.31%   1.20% to 2.35%  -36.44% to -35.31%
      2007                                      3,040,952  1.23 to 1.46    4,340,490      0.73%   1.20% to 2.05%      3.12% to 4.96%
Franklin Mutual Shares Securities
      2011                                      6,596,724  1.17 to 1.47    9,512,494      2.33%   1.20% to 2.50%    -3.91% to -2.22%
      2010                                      7,331,439  0.81 to 1.50   10,761,338      1.58%   1.20% to 2.50%      7.96% to 9.87%
      2009                                      7,510,222  0.75 to 1.37    9,978,050      1.91%   1.20% to 2.75%    22.38% to 24.54%
      2008                                      8,877,196  0.92 to 1.10    9,426,809      2.97%   1.20% to 2.40%  -38.94% to -37.86%
      2007                                     10,454,284  1.49 to 1.77   17,767,090      1.40%   1.20% to 2.40%      0.45% to 2.24%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Templeton Developing Markets Securities
      2011                                     12,761,609  1.42 to 2.82   28,506,260     0.97%    0.15% to 2.50%  -18.30% to -15.98%
      2010                                     13,676,523  1.00 to 3.39   36,261,321     1.62%    0.15% to 2.50%    14.17% to 17.41%
      2009                                     15,439,856  0.88 to 2.92   34,996,159     4.38%    0.15% to 2.50%    67.58% to 72.33%
      2008                                     17,281,325  0.87 to 1.71   22,945,107     2.71%    0.15% to 2.50%  -54.09% to -52.78%
      2007                                     19,871,805  1.85 to 3.66   54,324,925     2.26%    0.15% to 2.50%    25.02% to 28.59%
Goldman Sachs VIT Government Income
      2011                                      9,572,609  1.05 to 1.07   10,268,464     0.92%    1.20% to 2.45%      3.26% to 5.08%
      2010 (b)                                  4,254,667  0.99 to 1.02    4,343,551     1.16%    1.20% to 2.45%      0.86% to 2.08%
Ibbotson Aggressive Growth
      2011                                      4,131,287  0.75 to 0.79    3,263,545     1.09%    1.20% to 2.50%    -7.80% to -6.18%
      2010                                      3,077,827  0.73 to 0.84    2,591,343     0.33%    1.20% to 2.50%    11.86% to 13.84%
      2009                                      2,216,149  0.66 to 0.73    1,639,509     0.00%    1.20% to 2.35%    22.66% to 25.77%
      2008                                      1,413,673  0.58 to 0.59      831,533     0.00%    1.20% to 2.35%   -38.49% to -37.4%
      2007 (d)                                    168,136  0.94 to 0.94      157,968     0.00%    1.20% to 2.05%    -6.40% to -6.04%
Ibbotson Balanced
      2011                                     52,674,257  0.88 to 0.93   49,032,198     1.00%    1.20% to 2.50%    -3.76% to -2.07%
      2010                                     50,620,974  0.82 to 0.95   48,119,407     0.76%    1.20% to 2.50%     8.39% to 10.30%
      2009                                     39,165,109  0.77 to 0.86   33,754,077     0.00%    1.20% to 2.50%    15.18% to 18.09%
      2008                                     15,833,350  0.72 to 0.73   11,557,250     0.15%    1.20% to 2.50%  -26.26% to -24.96%
      2007 (d)                                  4,019,160  0.97 to 0.97    3,909,238     0.00%    1.20% to 1.85%    -3.11% to -2.74%
Ibbotson Conservative
      2011                                     14,234,154  1.02 to 1.08   15,306,469     1.50%    1.20% to 2.50%      0.15% to 1.91%
      2010                                     10,120,630  0.91 to 1.06   10,678,149     1.36%    1.20% to 2.50%      3.29% to 5.11%
      2009                                      7,167,271  0.90 to 1.00    7,193,958     0.00%    1.20% to 2.50%      4.42% to 6.97%
      2008                                      1,853,596  0.93 to 0.94    1,740,048     0.00%    1.20% to 2.35%    -8.76% to -7.15%
      2007 (d)                                     88,584  1.01 to 1.01       89,562     0.00%    1.20% to 1.50%      0.71% to 1.10%
Ibbotson Growth
      2011                                     28,007,306  0.79 to 0.85   23,713,461     1.07%    1.20% to 2.70%    -6.48% to -4.83%
      2010                                     31,785,016  0.77 to 0.89   28,279,306     0.69%    1.20% to 2.70%    10.56% to 12.51%
      2009                                     31,643,097  0.71 to 0.79   25,023,012     0.00%    1.20% to 2.70%    20.20% to 23.16%
      2008                                     17,258,727  0.63 to 0.64   11,082,378     0.21%    1.20% to 2.70%  -33.61% to -32.43%
      2007 (d)                                  1,310,459  0.95 to 0.95    1,245,414     0.00%    1.20% to 2.70%    -5.33% to -4.97%
Ibbotson Income and Growth
      2011                                     29,626,361  0.94 to 1.00   29,562,764     0.97%    1.20% to 2.70%    -1.85% to -0.12%
      2010                                     23,640,738  0.86 to 1.00   23,619,392     0.58%    1.20% to 2.70%      5.72% to 7.58%
      2009                                     16,421,587  0.83 to 0.92   15,250,083     0.00%    1.20% to 2.70%     9.21% to 11.94%
      2008                                      6,436,622  0.81 to 0.83    5,340,597     0.00%    1.20% to 2.70%   -17.63 to -16.17%
      2007 (d)                                    729,571  0.99 to 0.99      722,107     0.00%    1.20% to 2.20%    -1.41% to -1.03%
Invesco Van Kampen V.I. Capital Growth
      2011                                        589,433  1.32 to 1.41      829,486     0.00%    1.20% to 1.85%     -9.11% to -7.5%
      2010                                        267,098  0.97 to 1.52      406,233     0.00%    1.20% to 2.00%    16.09% to 18.14%
      2009                                        251,569  0.85 to 1.29      323,847     0.00%    1.20% to 2.25%    60.83% to 63.67%
      2008                                        160,753  0.76 to 0.79      126,389     0.19%    1.20% to 1.80%  -50.60% to -49.72%
      2007                                        143,628  1.29 to 1.56      224,575     0.00%    1.20% to 2.05%    13.23% to 15.24%
Invesco Van Kampen V.I. Comstock
      2011                                      7,583,431  1.14 to 1.44   10,932,262     1.19%    1.20% to 2.45%    -4.95% to -3.27%
      2010                                      5,208,609  0.83 to 1.49    7,762,933     0.11%    1.20% to 2.45%    12.34% to 14.32%
      2009                                      3,601,987      1.30        4,696,181     4.33%    1.20% to 2.40%    24.67% to 26.87%
      2008                                      3,995,053      1.03        4,105,291     2.35%    1.20% to 2.40%  -37.67% to -36.57%
      2007                                      4,535,803      1.62        7,347,962     1.60%    1.20% to 2.40%    -5.18% to -3.50%
Invesco Van Kampen V.I. Growth and Income
      2011                                      1,979,462  1.22 to 1.51    2,996,894     1.04%    1.20% to 2.50%    -5.10% to -3.43%
      2010                                      2,239,525  0.86 to 1.57    3,510,924     0.10%    1.20% to 2.50%     8.93% to 10.85%
      2009                                      2,357,482  0.79 to 1.41    3,334,033     3.62%    1.20% to 2.50%    20.50% to 22.63%
      2008                                      2,383,791  0.99 to 1.16    2,749,148     1.80%    1.20% to 1.95%  -34.19% to -33.02%
      2007                                      2,351,636  1.48 to 1.72    4,049,042     1.30%    1.20% to 2.05%     -0.47% to 1.29%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Invesco Van Kampen V.I. Mid Cap Value
      2011                                        370,363  0.87 to 0.91      336,094     0.67%    1.20% to 2.15%    -2.10% to -0.38%
      2010                                        222,362  0.79 to 0.91      202,556     0.68%    1.20% to 2.15%    18.64% to 20.73%
      2009                                         67,779      0.75           51,135     0.98%    1.20% to 2.15%     35.11% to 37.5%
      2008                                         27,235      0.55           14,939     0.98%    1.20% to 1.70%  -43.13% to -42.12%
      2007 (d)                                      3,000      0.95            2,840     0.00%         1.20%            -5.19%
Invesco Van Kampen V.I. Equity and Income
      2011                                      1,182,318  0.95 to 1.12    1,300,445     2.09%    1.20% to 2.25%    -4.72% to -3.04%
      2010                                      1,106,920  0.77 to 1.16    1,250,111     1.70%    1.20% to 2.20%      4.64% to 6.49%
      2009                                      1,226,941  0.75 to 1.09    1,296,909     4.93%    1.20% to 2.20%    29.66% to 31.95%
      2008                                      1,408,989  0.72 to 0.82    1,126,428     3.92%    1.20% to 2.20%  -40.25% to -39.19%
      2007                                      1,635,426  1.18 to 1.36    2,150,503     2.81%    1.20% to 2.20%     -1.04% to 0.72%
Ivy Funds VIP Asset Strategy
      2011                                     71,302,311  1.94 to 2.19  153,224,498     1.03%    1.20% to 2.50%    -9.90% to -8.31%
      2010                                     68,760,673  1.11 to 2.39  161,372,601     1.07%    1.20% to 2.50%      7.17% to 7.38%
      2009                                     60,544,827  1.05 to 2.22  132,577,110     0.36%    1.20% to 2.75%    22.14% to 23.55%
      2008                                     55,058,194  1.68 to 1.80   97,714,391     0.42%    1.20% to 2.50%  -27.96% to -26.68%
      2007                                     52,183,053  2.28 to 2.46  126,457,794     0.76%    1.20% to 2.40%    39.90% to 42.39%
Ivy Funds VIP Balanced
      2011                                     31,908,618  1.24 to 5.54   96,745,811     2.20%    0.15% to 2.35%      0.32% to 3.16%
      2010                                     35,895,654  0.88 to 4.35   98,268,225     2.05%    0.15% to 2.40%     9.93% to 13.06%
      2009                                     42,031,930  0.94 to 4.06  104,444,512     0.10%    0.15% to 2.40%  -23.30% to -21.12%
      2008                                     50,447,892  1.21 to 5.15  162,224,826     1.31%    0.15% to 2.40%    10.34% to 13.49%
      2007                                     58,000,608  1.08 to 4.54  171,844,690     1.29%    0.15% to 2.40%     8.58% to 11.04%
Ivy Funds VIP Bond
      2011                                     66,179,900  1.19 to 1.29   85,407,411     2.72%    1.25% to 2.35%      4.82% to 5.98%
      2010                                     60,470,600  0.90 to 1.22   73,637,615     2.84%    1.25% to 2.35%      3.58% to 4.72%
      2009                                     31,415,109  0.90 to 1.16   36,529,292     3.67%    1.25% to 2.35%      4.68% to 5.83%
      2008                                     29,782,793  1.04 to 1.10   32,722,740     0.08%    1.25% to 2.35%    -2.02% to -0.94%
      2007                                     30,228,563  1.07 to 1.11   33,525,609     5.19%    1.25% to 2.35%      3.20% to 4.35%
Ivy Funds VIP Core Equity
      2011                                     21,776,227  1.04 to 1.56   31,059,322     0.36%    0.15% to 2.35%     -1.29% to 1.51%
      2010                                     17,995,872  1.04 to 1.56   25,242,825     0.95%    0.15% to 2.35%    18.09% to 20.71%
      2009                                     15,885,020  0.80 to 1.21   18,403,823     1.00%    0.15% to 2.35%    22.30% to 23.84%
      2008                                     16,559,285  0.71 to 1.06   15,463,823     0.18%    0.15% to 2.30%  -35.68% to -34.87%
      2007                                     17,320,461  1.11 to 1.65   24,728,855     0.67%    0.15% to 2.30%    12.43% to 13.86%
Ivy Funds VIP Dividend Income
      2011                                     14,078,589  1.17 to 1.28   17,993,911     1.02%    1.25% to 2.35%    -6.90% to -5.87%
      2010                                     13,708,669  1.01 to 1.36   18,614,045     1.08%    1.25% to 2.35%    13.67% to 14.93%
      2009                                     11,609,153  0.92 to 1.18   13,715,949     1.00%    1.25% to 2.35%    15.15% to 16.42%
      2008                                     10,923,693  0.96 to 1.01   11,085,937     0.08%    1.25% to 2.35%  -37.41% to -36.71%
      2007                                      9,777,825  1.54 to 1.60   15,679,135     1.03%    1.25% to 2.35%    13.99% to 15.26%
Ivy Funds VIP Energy
      2011                                      6,447,556  1.04 to 1.10    7,103,920     0.00%    1.25% to 2.35%  -11.19% to -10.21%
      2010                                      6,718,777  0.99 to 1.23    8,245,039     0.30%    1.25% to 2.35%    19.13% to 20.45%
      2009                                      7,518,486  0.86 to 1.02    7,660,413     0.00%    1.25% to 2.35%    37.22% to 38.73%
      2008                                      5,993,076  0.71 to 0.73    4,401,263     0.10%    1.25% to 2.35%  -47.40% to -46.82%
      2007                                      4,393,771  1.36 to 1.38    6,067,334     0.46%    1.25% to 2.35%     47.78 to 49.43%
Ivy Funds VIP Global Natural Resources
      2011                                     28,493,218  0.64 to 1.29   36,641,162     0.00%    1.20% to 2.70%  -23.73% to -22.38%
      2010                                     27,875,300  1.28 to 1.66   46,195,229     0.00%    1.20% to 2.35%    14.35% to 15.67%
      2009                                     27,715,035  0.73 to 1.44   39,719,509     0.00%    1.20% to 2.75%    69.61% to 71.57%
      2008                                     22,924,839  0.80 to 0.84   19,153,273     1.43%    1.20% to 1.25%  -61.94% to -61.92%
      2007                                     19,598,260  2.20 to 2.20   43,008,879     0.03%    1.20% to 1.25%    41.71% to 41.78%
Ivy Funds VIP Growth
      2011                                     94,605,992  0.77 to 4.43  158,364,311     4.02%    0.15% to 2.95%     -0.84% to 1.97%
      2010                                    101,181,117  0.76 to 4.39  169,966,718     0.62%    0.15% to 2.95%     9.97% to 12.41%
      2009                                    102,589,393  0.69 to 3.95  158,767,856     0.38%    0.15% to 2.95%    23.38% to 26.88%
      2008                                    105,047,013  0.55 to 3.15  134,044,256     0.00%    0.15% to 2.70%  -38.13% to -36.37%
      2007                                    103,557,941  0.87 to 5.00  220,888,130     0.00%    0.15% to 2.70%    22.13% to 25.62%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Ivy Funds VIP High Income
      2011                                     24,034,242  1.47 to 1.60   38,417,989     7.24%    1.25% to 2.35%      2.82% to 3.96%
      2010                                     26,384,450  1.14 to 1.54   40,569,864     7.75%    1.25% to 2.35%    12.19% to 13.43%
      2009                                     26,341,150  1.05 to 1.36   35,706,905     8.80%    1.25% to 2.35%     43.02% to 44.6%
      2008                                     26,272,087  0.89 to 0.94   24,628,412     0.63%    1.25% to 2.35%  -23.64% to -22.79%
      2007                                     26,091,156  1.17 to 1.21   31,678,297     9.41%    1.25% to 2.35%      1.44% to 2.56%
Ivy Funds VIP International Growth
      2011                                     23,788,302  0.78 to 1.56   34,029,156     0.41%    1.20% to 2.70%   -10.01% to -8.42%
      2010                                     19,787,904  0.86 to 1.70   30,611,721     0.91%    1.20% to 2.70%    11.45% to 13.42%
      2009                                     15,524,625  0.79 to 1.50   20,994,285     1.57%    1.20% to 2.65%    23.94% to 25.38%
      2008                                     14,959,893  1.05 to 1.20   16,233,840     0.26%    1.20% to 2.65%  -43.83% to -42.84%
      2007                                     14,528,126  1.84 to 2.09   27,733,328     0.63%    1.20% to 2.65%    17.75% to 19.84%
Ivy Funds VIP International Value
      2011                                     79,871,271  0.73 to 4.13  154,972,837     1.55%    0.15% to 2.95%  -16.39% to -14.01%
      2010                                     80,708,859  0.87 to 4.80  187,763,575     1.37%    0.15% to 2.95%    12.51% to 13.92%
      2009                                     83,831,899  1.00 to 3.53  175,751,468     3.64%    0.15% to 2.95%    35.06% to 36.76%
      2008                                     91,548,635  0.59 to 3.08  143,413,748     0.50%    0.15% to 2.70%  -43.94% to -42.35%
      2007                                     90,422,803  1.05 to 5.35  260,930,590     1.61%    0.15% to 2.70%      6.67% to 9.71%
Ivy Funds VIP Micro-Cap Growth
      2011                                     11,475,577  1.31 to 2.16   18,327,832     0.00%    0.15% to 2.45%    -9.71% to -7.15%
      2010                                     11,630,747  0.96 to 2.33   20,514,465     0.00%    0.15% to 2.45%    37.59% to 40.64%
      2009                                     10,358,930  0.86 to 1.58   13,119,313     0.00%    0.15% to 2.45%    38.01% to 41.08%
      2008                                     10,701,507  0.77 to 1.17    9,901,671     0.00%    0.15% to 2.40%  -49.55% to -48.11%
      2007                                     11,925,622  1.52 to 2.27   21,848,302     0.00%    0.15% to 2.40%      3.37% to 6.33%
Ivy Funds VIP Mid Cap Growth
      2011                                     11,743,579  1.55 to 1.67   19,611,643     0.01%    1.20% to 2.35%    -3.44% to -1.74%
      2010                                      9,990,526  1.17 to 1.70   16,985,625     0.04%    1.20% to 2.35%    28.50% to 29.99%
      2009                                     10,231,443  0.92 to 1.31   13,387,186     0.00%    1.20% to 2.25%    43.26% to 44.91%
      2008                                      9,581,809  0.87 to 0.90    8,655,382     0.03%    1.20% to 2.35%  -38.09% to -36.99%
      2007                                      8,723,502  1.39 to 1.44   12,512,092     0.02%    1.20% to 2.35%     9.32% to 11.27%
Ivy Funds VIP Money Market
      2011                                     11,474,152  0.99 to 1.06   12,115,872     0.02%    1.25% to 2.10%    -2.30% to -1.23%
      2010                                      9,820,525  0.79 to 1.07   10,497,804     0.07%    1.25% to 2.10%    -2.25% to -1.16%
      2009                                      9,728,906  0.84 to 1.08   10,522,716     1.04%    1.25% to 2.10%    -1.33% to -0.24%
      2008                                     12,102,007  1.04 to 1.08   13,121,956     2.10%    1.25% to 2.10%     -0.20% to 0.91%
      2007                                      9,354,619  1.04 to 1.07   10,051,617     4.49%    1.25% to 2.10%      2.18% to 3.31%
Ivy Funds VIP Pathfinder Aggressive
      2011                                      8,401,205  0.93 to 0.96    8,044,198     1.18%    1.25% to 2.10%    -6.38% to -5.34%
      2010                                      8,413,753  0.90 to 1.01    8,511,526     1.06%    1.25% to 1.90%    12.85% to 14.10%
      2009                                      5,104,375  0.82 to 0.89    4,525,820     0.31%    1.25% to 1.90%    20.45% to 21.78%
      2008 (c)                                  1,105,277  0.72 to 0.73      804,674     0.00%    1.25% to 2.10%  -27.73% to -24.60%
Ivy Funds VIP Pathfinder Conservative
      2011                                     29,399,669  1.00 to 1.03   30,322,228     1.30%    1.25% to 2.10%     -1.59% to -0.5%
      2010                                     25,934,863  0.92 to 1.04   26,885,261     0.91%    1.25% to 2.10%      6.84% to 8.02%
      2009                                     18,729,559  0.89 to 0.96   17,974,424     0.07%    1.25% to 2.10%    10.33% to 11.55%
      2008 (c)                                  4,122,218      0.86        3,546,357     0.00%    1.25% to 2.10%  -14.61% to -11.87%
Ivy Funds VIP Pathfinder Moderate
      2011                                    142,546,422  0.96 to 1.00  142,647,642     1.06%    1.25% to 2.35%    -3.75% to -2.68%
      2010                                    127,486,896  0.91 to 1.03  131,104,397     0.62%    1.25% to 2.35%    10.02% to 11.23%
      2009                                     96,308,869  0.86 to 0.92   89,041,069     0.18%    1.25% to 2.35%    15.21% to 16.49%
      2008 (c)                                 29,480,212      0.79       23,397,108     0.00%    1.25% to 1.90%  -21.22% to -19.58%
Ivy Funds VIP Pathfinder Moderately
   Aggressive
      2011                                    157,784,952  0.94 to 0.98  154,854,114     0.81%    1.25% to 2.35%    -5.27% to -4.22%
      2010                                    133,261,386  0.91 to 1.02  136,560,113     0.77%    1.25% to 2.35%    11.81% to 13.04%
      2009                                    110,871,827  0.84 to 0.91  100,508,280     0.29%    1.25% to 1.90%    17.90% to 19.20%
      2008 (c)                                 57,193,538      0.76       43,493,673     0.00%    1.25% to 1.90%  -24.52% to -20.55%
Ivy Funds VIP Pathfinder Moderately
    Conservative
      2011                                     48,794,221  1.00 to 1.02   49,730,877     1.09%    1.25% to 1.90%    -2.32% to -1.24%
      2010                                     42,059,307  0.92 to 1.03   43,409,545     0.88%    1.25% to 1.90%      8.40% to 9.59%
      2009                                     31,240,117  0.87 to 0.94   29,420,895     0.12%    1.25% to 1.90%    12.45% to 13.69%
      2008 (c)                                 12,615,852      0.83       10,450,054     0.00%    1.25% to 1.75%  -17.78% to -14.70%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Ivy Funds VIP Real Estate Securities
      2011                                      8,017,939  1.43 to 1.56   12,492,706     0.77%    1.25% to 2.35%      2.58% to 3.71%
      2010                                      8,466,671  1.12 to 1.50   12,720,196     1.83%    1.25% to 2.35%    25.53% to 26.91%
      2009                                      8,911,189  0.92 to 1.18   10,548,794     3.05%    1.25% to 2.35%    20.75% to 22.08%
      2008                                      8,601,495  0.92 to 0.97    8,340,289     0.63%    1.25% to 2.35%  -37.53% to -36.84%
      2007                                      7,952,898  1.48 to 1.53   12,208,099     0.60%    1.25% to 2.35%  -18.03% to -17.11%
Ivy Funds VIP Science & Technology
      2011                                     21,675,426  0.98 to 1.85   37,530,970     0.00%    1.20% to 2.70%    -8.50% to -6.89%
      2010                                     21,345,781  1.06 to 1.98   39,710,933     0.00%    1.20% to 2.70%    10.14% to 11.41%
      2009                                     20,646,570  0.97 to 1.77   34,550,914     0.36%    1.20% to 2.70%    39.66% to 42.13%
      2008                                     19,133,648  0.70 to 1.25   22,555,230     0.00%    1.20% to 2.70%  -35.82% to -34.68%
      2007                                     19,221,599  1.08 to 1.92   34,784,341     0.00%    1.20% to 2.70%    20.73% to 22.88%
Ivy Funds VIP Small Cap Growth
      2011                                     32,636,535  1.20 to 2.94   54,068,639     0.00%    0.15% to 2.50%  -13.20% to -10.74%
      2010                                     33,197,076  1.01 to 3.29   63,551,777     0.00%    0.15% to 2.50%    25.86% to 28.66%
      2009                                     34,388,501  0.81 to 2.18   52,738,867     0.43%    0.15% to 2.50%    30.81% to 34.52%
      2008                                     37,529,732  0.87 to 1.90   44,094,242     0.00%    0.15% to 2.70%  -40.95% to -39.27%
      2007                                     41,103,063  1.45 to 3.13   82,811,851     0.00%    0.15% to 2.40%    10.20% to 13.35%
Ivy Funds VIP Small Cap Value
      2011                                     35,246,034  0.94 to 2.24   55,427,264     0.48%    0.15% to 2.70%  -15.32% to -12.92%
      2010                                     36,608,933  1.04 to 2.57   67,867,012     0.07%    0.15% to 2.70%    23.48% to 26.22%
      2009                                     40,042,460  0.91 to 1.81   60,056,321     0.00%    0.15% to 2.70%    26.15% to 28.95%
      2008                                     44,946,126  0.71 to 1.58   53,397,984     0.19%    0.15% to 2.70%  -28.29% to -26.24%
      2007                                     47,271,321  0.99 to 2.14   78,856,874     0.01%    0.15% to 2.70%    -6.93% to -4.27%
Ivy Funds VIP Value
      2011                                     49,224,011  1.06 to 2.76   66,603,573     0.74%    0.15% to 2.35%   -10.01% to -7.46%
      2010                                     50,156,311  0.90 to 2.98   75,268,894     0.89%    0.15% to 2.35%    15.95% to 18.53%
      2009                                     52,735,801  0.78 to 2.12   68,217,574     2.11%    0.15% to 2.40%    24.88% to 26.45%
      2008                                     59,158,482  0.80 to 1.99   61,756,776     0.24%    0.15% to 2.40%  -35.74% to -33.91%
      2007                                     57,900,115  1.22 to 3.01   96,870,414     1.00%    0.15% to 2.40%     -1.08% to 1.74%
Ivy Funds VIP Global Bond
      2011 (a)                                  2,183,726  0.98 to 0.99    2,154,524     3.00%    1.25% to 2.10%    -2.07% to -1.34%
Ivy Funds VIP Limited-Term Bond
      2011 (a)                                  4,572,538      1.01        4,631,428     2.70%    1.25% to 2.10%      0.54% to 1.28%
Janus Aspen Balanced
      2011                                      8,261,325  1.39 to 1.65   13,581,346     2.20%    1.20% to 2.50%      -1.58% to .15%
      2010                                      8,252,990  1.07 to 1.65   13,518,058     2.61%    1.20% to 2.50%      4.98% to 6.83%
      2009                                      7,270,901  1.02 to 1.54   11,107,482     2.73%    1.20% to 2.50%    21.93% to 24.08%
      2008                                      7,614,609  1.09 to 1.24    9,393,404     2.48%    1.20% to 2.50%  -18.50% to -17.06%
      2007                                      7,373,611  1.34 to 1.50   10,957,551     2.36%    1.20% to 2.40%      7.06% to 8.96%
Janus Aspen Forty
      2011                                     21,614,979  0.87 to 1.65   25,774,793     0.25%    0.15% to 2.50%    -9.64% to -7.08%
      2010                                     24,729,258  0.93 to 1.79   32,099,720     0.22%    0.15% to 2.50%      3.39% to 6.32%
      2009                                     26,651,654  0.90 to 1.70   31,787,528     0.01%    0.15% to 2.50%    41.77% to 45.80%
      2008                                     28,375,705  0.63 to 1.18   22,841,114     0.01%    0.15% to 2.50%  -45.93% to -44.39%
      2007                                     28,478,032  1.14 to 2.15   39,713,870     0.18%    0.15% to 2.50%    32.64% to 36.43%
Janus Aspen Overseas
      2011                                     31,549,934  0.72 to 2.53   62,638,589     0.38%    0.15% to 2.95%  -34.30% to -32.44%
      2010                                     33,766,643  1.10 to 3.78   96,607,035     0.54%    0.15% to 2.95%    21.39% to 24.83%
      2009                                     37,817,405  0.90 to 3.06   86,722,726     0.41%    0.15% to 2.95%    73.87% to 78.80%
      2008                                     41,282,564  0.52 to 1.73   53,430,276     1.11%    0.15% to 2.70%  -53.62% to -52.30%
      2007                                     40,245,482  1.12 to 3.67  100,344,367     0.46%    0.15% to 2.70%    24.28% to 27.83%
Janus Aspen Mid Cap Value
      2011                                      8,530,875  0.90 to 0.97    8,258,913     0.62%    1.20% to 2.95%    -5.80% to -4.14%
      2010                                      6,908,947  0.87 to 1.01    6,978,182     0.59%    1.20% to 2.95%    12.02% to 13.99%
      2009                                      4,695,146  0.80 to 0.89    4,160,561     0.39%    1.20% to 2.95%    29.05% to 31.33%
      2008                                      2,426,938  0.66 to 0.67    1,637,839     1.10%    1.20% to 2.50%   -30.04% to -28.8%
      2007 (d)                                     14,800  0.95 to 0.95       14,020     2.06%    1.20% to 1.45%    -5.63% to -5.27%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
MFS Investors Growth Stock
      2011                                     19,172,167  0.91 to 1.40   26,655,862     0.27%    1.20% to 2.95%    -2.54% to -0.83%
      2010                                     18,014,982  0.92 to 1.41   25,236,497     0.27%    1.20% to 2.95%     8.89% to 10.81%
      2009                                     15,441,205  0.86 to 1.27   19,483,437     0.42%    1.20% to 2.95%    35.05% to 37.44%
      2008                                     13,016,135  0.64 to 0.92   11,920,628     0.26%    1.20% to 2.70%  -38.82% to -37.73%
      2007                                      6,385,813  1.04 to 1.48    9,310,158     0.04%    1.20% to 2.20%      7.78% to 9.69%
MFS Mid Cap Growth
      2011                                        575,827   .93 to 1.28      687,831     0.00%    1.20% to 2.20%    -8.89% to -7.28%
      2010                                        608,438  0.81 to 1.38      780,036     0.00%    1.20% to 2.20%    25.45% to 27.66%
      2009                                        591,349  0.66 to 1.08      583,849     0.00%    1.20% to 2.15%    37.14% to 39.56%
      2008                                        663,123  0.57 to 0.77      472,354     0.00%    1.20% to 2.15%  -53.01% to -52.17%
      2007                                        724,356  1.19 to 1.62    1,056,931     0.00%    1.20% to 2.15%       6.31 to 8.20%
MFS New Discovery
      2011                                      4,507,820  1.29 to 1.81    7,667,971     0.00%    1.20% to 2.50%  -13.09% to -11.56%
      2010                                      4,946,291  1.19 to 2.04    9,502,931     0.00%    1.20% to 2.65%    31.99% to 34.32%
      2009                                      5,870,471  0.90 to 1.52    8,419,215     0.00%    1.20% to 2.65%    58.19% to 60.98%
      2008                                      6,685,901  0.69 to 0.94    5,988,120     0.00%    1.20% to 2.65%  -41.28% to -40.24%
      2007                                      7,675,209  1.18 to 1.58   11,537,308     0.00%    1.20% to 2.65%     -0.74% to 1.02%
MFS Value
      2011                                     38,623,485  0.83 to 1.57   60,200,935     1.27%    1.20% to 2.95%    -3.35% to -1.65%
      2010                                     38,521,743  0.86 to 1.59   60,992,462     1.28%    1.20% to 2.95%      7.99% to 9.89%
      2009                                     34,639,045  0.80 to 1.45   49,776,316     1.15%    1.20% to 2.95%    18.89% to 20.99%
      2008                                     25,739,165  1.02 to 1.20   30,518,589     0.93%    1.20% to 2.70%  -34.70% to -33.55%
      2007                                     12,264,716  1.53 to 1.80   21,698,162     0.58%    1.20% to 2.20%      4.45% to 6.30%
Neuberger AMT Socially Responsive
      2011                                        577,007  0.83 to 0.87      501,637     0.27%    1.20% to 2.35%    -5.96% to -4.31%
      2010                                        518,257  0.78 to 0.91      470,876     0.03%    1.20% to 2.35%    19.20% to 21.30%
      2009                                        258,161  0.68 to 0.75      193,379     1.84%    1.20% to 2.35%    27.49% to 29.74%
      2008                                        257,256      0.58          148,517     2.30%    1.20% to 2.35%  -41.19% to -40.15%
      2007 (d)                                     12,411      0.96           11,969     0.01%         1.20%            -3.54%
Oppenheimer Capital Appreciation
      2011                                      1,836,974  1.01 to 1.29    2,300,025     0.12%    1.20% to 2.40%    -4.24% to -2.55%
      2010                                      2,287,883  0.81 to 1.32    2,925,090     0.00%    1.20% to 2.40%      5.97% to 7.84%
      2009                                      2,620,587  0.77 to 1.23    3,082,685     0.01%    1.20% to 2.40%    39.96% to 42.43%
      2008                                      2,986,884  0.70 to 0.86    2,451,872     0.00%    1.20% to 2.40%  -47.25% to -46.31%
      2007                                      3,059,341  1.31 to 1.60    4,622,217     0.01%    1.20% to 2.40%    10.53% to 12.49%
Oppenheimer High Income
      2011                                     46,759,073  0.27 to 0.39   18,403,997     9.10%    1.20% to 2.70%    -5.38% to -3.72%
      2010                                     51,073,165  0.25 to 0.41   20,876,097     6.12%    1.20% to 2.70%    11.12% to 13.08%
      2009                                     55,985,903  0.23 to 0.36   20,242,547     0.00%    1.20% to 2.70%    22.29% to 24.44%
      2008                                     42,456,558  0.21 to 0.29   12,331,928     7.23%    1.20% to 2.70%  -79.20% to -78.83%
      2007                                     29,758,272  0.99 to 1.38   40,749,362     6.35%    1.20% to 2.70%    -3.38% to -1.66%
Oppenheimer Main Street Small Cap
      2011                                        639,874  0.83 to 0.88      563,809     0.39%    1.20% to 2.50%    -5.22% to -3.55%
      2010                                        551,148  0.79 to 0.91      503,518     0.32%    1.20% to 2.50%    19.49% to 21.59%
      2009                                        345,848  0.68 to 0.75      259,853     0.48%    1.20% to 2.15%    32.90% to 35.25%
      2008                                        240,439  0.55 to 0.56      133,567     0.05%    1.20% to 2.00%  -39.81% to -38.75%
      2007 (d)                                     10,657      0.91            9,661     0.00%         1.20%            -9.31%
Oppenheimer International Growth
      2011                                      2,156,904  1.45 to 2.10    4,344,425     0.75%    1.20% to 2.45%   -10.29% to -8.71%
      2010                                      2,374,859  0.86 to 2.30    5,214,856     1.04%    1.20% to 2.30%    11.29% to 13.25%
      2009                                      2,550,767  0.77 to 2.03    4,884,950     1.21%    1.20% to 2.30%    35.01% to 37.40%
      2008                                      2,825,179  1.05 to 1.53    3,893,368     0.74%    1.20% to 2.35%  -44.73% to -43.75%
      2007                                      3,248,598  1.91 to 2.63    7,866,794     0.66%    1.20% to 2.35%     9.69% to 11.64%
PIMCO Funds VIT Low Duration
      2011                                     21,831,704  0.99 to 1.02   22,175,603     1.57%    1.20% to 2.45%     -1.92% to -0.2%
      2010 (b)                                  8,930,847  0.99 to 1.02    9,089,634     1.18%    1.20% to 2.45%      0.59% to 1.77%
PIMCO Funds VIT Total Return
      2011                                     37,179,019  1.03 to 1.06   39,293,611     2.56%    1.20% to 2.70%      0.50% to 2.27%
      2010 (b)                                 17,510,432  1.00 to 1.03   18,092,641     1.58%    1.20% to 2.45%      2.15% to 3.36%

                                                          AT DECEMBER 31                     FOR THE YEARS ENDED DECEMBER 31
                                              --------------------------------------  ----------------------------------------------
                                                            UNIT FAIR                 INVESTMENT   EXPENSE RATIO     TOTAL RETURN
                                                 UNITS     VALUE LOWEST                 INCOME       LOWEST TO        LOWEST TO
                                              OUTSTANDING   TO HIGHEST    NET ASSETS    RATIO*       HIGHEST**        HIGHEST***
                                              -----------  ------------  -----------  ----------  --------------  ------------------
Putnam VT Growth and Income
      2011                                        909,266  0.98 to 1.20    1,043,398     1.30%    1.20% to 2.45%    -7.41% to -5.78%
      2010                                      1,023,986  0.76 to 1.28    1,254,913     1.52%    1.20% to 2.45%    11.05% to 13.01%
      2009                                      1,088,479  0.69 to 1.13    1,177,270     2.69%    1.20% to 2.05%    26.04% to 28.26%
      2008                                      1,709,810  0.75 to 0.88    1,461,765     2.11%    1.20% to 2.05%   -40.49 to -39.43%
      2007                                      1,817,124  1.23 to 1.45    2,549,213     1.25%    1.20% to 2.05%    -8.79% to -7.17%
Putnam VT International Equity
      2011                                      3,595,873  0.59 to 1.30    4,483,286     3.46%    1.20% to 2.70%  -19.35% to -17.92%
      2010                                      4,345,396  0.72 to 1.59    6,608,980     3.53%    1.20% to 2.70%      6.83% to 8.71%
      2009                                      4,911,722  0.67 to 1.46    6,865,855     0.00%    1.20% to 2.70%    21.01% to 23.15%
      2008                                      5,530,340  0.56 to 1.19    6,272,223     2.19%    1.20% to 2.70%  -45.59% to -44.62%
      2007                                      6,299,982  1.75 to 2.14   12,899,782     2.83%    1.20% to 2.70%      5.20% to 7.07%
Putnam VT New Opportunities
      2011                                        368,643  1.09 to 1.45      510,718     0.25%    1.20% to 2.35%    -7.84% to -6.21%
      2010                                        269,361  0.91 to 1.55      393,105     0.33%    1.20% to 2.05%    16.08% to 18.13%
      2009                                        251,101  0.78 to 1.31      307,466     0.35%    1.20% to 2.05%    28.30% to 30.56%
      2008                                        304,119  0.79 to 1.00      288,490     0.00%    1.20% to 2.05%  -40.53% to -39.48%
      2007                                        419,456  1.31 to 1.66      661,091     0.00%    1.20% to 2.05%      2.65% to 4.47%
Putnam VT Equity Income
      2011                                      1,873,293  1.00 to 1.24    2,258,298     1.77%    1.20% to 2.30%     -1.04% to 0.71%
      2010                                      1,779,712  0.68 to 1.23    2,125,639     1.91%    1.20% to 2.30%     9.33% to 11.26%
      2009                                      1,701,127  0.96 to 1.11    1,837,650     3.91%    1.20% to 2.30%    25.43% to 27.65%
      2008                                      1,907,477  0.72 to 0.87    1,611,623     2.00%    1.20% to 2.30%  -46.37% to -45.42%
      2007                                      2,375,183  1.34 to 1.59    3,687,878     1.09%    1.20% to 2.30%    -7.67% to -6.03%
Putnam VT Voyager
      2011                                      2,756,533  1.09 to 1.35    3,637,630     0.00%    1.20% to 2.05%  -20.23% to -18.83%
      2010                                      1,520,611  1.07 to 1.66    2,401,335     1.00%    1.20% to 2.20%    17.29% to 19.36%
      2009                                        836,915  0.94 to 1.39    1,073,552     0.68%    1.20% to 1.85%    59.14% to 61.94%
      2008                                        653,571  0.70 to 0.86      523,404     0.00%    1.20% to 1.85%  -38.87% to -37.79%
      2007                                        705,995  1.12 to 1.38      902,318     0.00%    1.20% to 1.85%      2.44% to 4.25%
Morgan Stanley UIF Emerging Markets Equity
      2011                                      9,348,723  0.62 to 0.66    6,174,717     0.37%    1.20% to 2.70%  -20.61% to -19.21%
      2010                                      6,972,718  0.71 to 0.82    5,700,989     0.56%    1.20% to 2.70%    15.49% to 17.53%
      2009                                      4,766,549  0.63 to 0.70    3,315,951     0.00%    1.20% to 2.70%    65.17% to 68.09%
      2008                                      2,528,192      0.41        1,046,315     0.00%    1.20% to 2.05%  -58.00% to -57.26%
      2007 (d)                                    560,416      0.97          542,659     0.00%    1.20% to 2.05%    -3.55% to -3.17%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges and administrative charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividend by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividend rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption for units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  Period from April 29, 2011 (commencement of operations) to December 31,
     2011.

(b)  Period from April 30, 2010 (commencement of operations) to December 31,
     2010.

(c)  Period from May 1, 2008 (commencement of operations) to December 31, 2008.

(d) Period from October 12, 2007 (commencement of operations) to December 31, 2007.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                        CONSOLIDATED FINANCIAL STATEMENTS
                           AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2011, 2010 AND 2009

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Minnesota Life Insurance Company and subsidiaries (collectively, the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

/s/ KPMG LLP

March 5, 2012

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2011 AND 2010
                                 (IN THOUSANDS)

                                                                                         2011          2010
                                                                                     -----------   -----------
Assets
   Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $9,301,196 and $8,683,191)   $10,063,416   $ 9,140,051
   Equity securities, at fair value (cost $188,197 and $185,274)                         213,939       216,820
   Mortgage loans, net                                                                 1,417,147     1,276,154
   Finance receivables, net                                                              215,899       197,856
   Policy loans                                                                          350,863       339,127
   Alternative investments (cost $390,674 and $447,022)                                  447,351       506,294
   Fixed maturity securities on loan, at fair value
      (amortized cost $63,917 and $51,469)                                                66,226        54,071
   Equity securities on loan, at fair value (cost $4,968 and $8,624)                       6,937        10,284
   Derivative instruments                                                                117,306       165,290
   Other invested assets                                                                 201,561        59,688
                                                                                     -----------   -----------
      Total investments                                                               13,100,645    11,965,635

   Cash and cash equivalents                                                             308,034       336,321
   Securities held as collateral                                                          43,892        33,274
   Deferred policy acquisition costs                                                     852,729       887,142
   Accrued investment income                                                             117,096       110,267
   Premiums and fees receivable                                                          180,354       166,377
   Property and equipment, net                                                            79,592        77,010
   Reinsurance recoverables                                                              947,969       903,743
   Goodwill and intangible assets, net                                                    43,723        43,977
   Other assets                                                                           97,414        72,807
   Separate account assets                                                            12,541,363    13,199,636
                                                                                     -----------   -----------
         Total assets                                                                $28,312,811   $27,796,189
                                                                                     ===========   ===========

Liabilities and Stockholder's Equity

Liabilities:

   Policy and contract account balances                                              $ 7,138,162   $ 6,738,810
   Future policy and contract benefits                                                 2,913,627     2,699,561
   Pending policy and contract claims                                                    349,408       318,592
   Other policyholder funds                                                              771,639       743,387
   Policyholder dividends payable                                                         36,945        39,202
   Unearned premiums and fees                                                            171,673       207,966
   Pension and other postretirement benefits                                              19,689        12,033
   Income tax liability:
      Current                                                                             37,301        42,889
      Deferred                                                                           326,344       244,662
   Securities in transit                                                                  39,130       159,380
   Accrued commissions and expenses                                                      149,424       131,946
   Other liabilities                                                                     477,522       230,235
   Notes payable                                                                         120,000       120,000
   Securities lending collateral                                                          60,770        51,758
   Separate account liabilities                                                       12,541,363    13,199,636
                                                                                     -----------   -----------
      Total liabilities                                                               25,152,997    24,940,057
                                                                                     -----------   -----------

Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding         5,000         5,000
   Additional paid in capital                                                            179,522       179,522
   Accumulated other comprehensive income                                                369,541       270,553
   Retained earnings                                                                   2,605,751     2,401,057
                                                                                     -----------   -----------
      Total stockholder's equity                                                       3,159,814     2,856,132
                                                                                     -----------   -----------
         Total liabilities and stockholder's equity                                  $28,312,811   $27,796,189
                                                                                     ===========   ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                         2011         2010         2009
                                                                      ----------   ----------   ----------
Revenues:

   Premiums                                                           $1,541,999   $1,433,088   $1,681,089
   Policy and contract fees                                              535,352      523,120      510,440
   Net investment income                                                 618,124      585,956      543,115
   Net realized investment gains
      Other-than-temporary-impairments on fixed maturity securities       (6,707)     (31,862)     (87,795)
      Other-than-temporary-impairments on fixed maturity securities
         transferred to other comprehensive income                         1,169        9,608       42,987
      Other net realized investment gains                                 57,113       63,175       74,825
                                                                      ----------   ----------   ----------
         Total net realized investment gains                              51,575       40,921       30,017
   Finance charge income                                                  64,691       58,059       53,777
   Commission income                                                     103,426       91,181       78,400
   Other income                                                           30,643       31,287       28,744
                                                                      ----------   ----------   ----------
         Total revenues                                                2,945,810    2,763,612    2,925,582
                                                                      ----------   ----------   ----------

Benefits and expenses:

   Policyholder benefits                                               1,533,956    1,469,524    1,725,209
   Interest credited to policies and contracts                           344,290      331,073      324,514
   General operating expenses                                            534,822      503,563      497,204
   Commissions                                                           232,404      230,629      183,753
   Administrative and sponsorship fees                                    60,142       62,319       58,407
   Dividends to policyholders                                              8,637        9,475       10,898
   Interest on notes payable                                              10,025       10,184       10,236
   Amortization of deferred policy acquisition costs                     203,755      214,539      197,505
   Capitalization of policy acquisition costs                           (272,382)    (292,604)    (245,976)
                                                                      ----------   ----------   ----------
         Total benefits and expenses                                   2,655,649    2,538,702    2,761,750
                                                                      ----------   ----------   ----------
            Income from operations before taxes                          290,161      224,910      163,832

   Income tax expense:
      Current                                                             56,455       51,991       28,736
      Deferred                                                            29,012        4,979       22,833
                                                                      ----------   ----------   ----------
            Total income tax expense                                      85,467       56,970       51,569
                                                                      ----------   ----------   ----------
               Net income                                             $  204,694   $  167,940   $  112,263
                                                                      ==========   ==========   ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                             ACCUMULATED
                                                               ADDITIONAL       OTHER                        TOTAL
                                                     COMMON      PAID IN    COMPREHENSIVE    RETAINED    STOCKHOLDER'S
                                                      STOCK      CAPITAL    INCOME (LOSS)    EARNINGS        EQUITY
                                                    --------   ----------   -------------   ----------   -------------
2009:
   Balance, beginning of year                         $5,000    $179,522      $(420,447)    $2,052,171    $1,816,246
      Comprehensive income:
         Net income                                       --          --             --        112,263       112,263
         Other comprehensive income                       --          --        442,924             --       442,924
                                                                                                          ----------
            Total comprehensive income                                                                       555,187

      Changes in accounting principle                     --          --        (56,783)        87,683        30,900
      Dividends to stockholder                            --          --             --         (8,000)       (8,000)
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ (34,306)    $2,244,117    $2,394,333
                                                      ======    ========      =========     ==========    ==========

2010:
   Balance, beginning of year                         $5,000    $179,522      $ (34,306)    $2,244,117    $2,394,333
      Comprehensive income:
         Net income                                       --          --             --        167,940       167,940
         Other comprehensive income                       --          --        206,578             --       206,578
                                                                                                          ----------
            Total comprehensive income                                                                       374,518

      Transfer of benefit plans to parent company         --          --         98,281             --        98,281
      Dividends to stockholder                            --          --             --        (11,000)      (11,000)
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ 270,553     $2,401,057    $2,856,132
                                                      ======    ========      =========     ==========    ==========

2011:
   Balance, beginning of year                         $5,000    $179,522      $ 270,553     $2,401,057    $2,856,132
      Comprehensive income:
         Net income                                       --          --             --        204,694       204,694
         Other comprehensive income                       --          --         98,988             --        98,988
                                                                                                          ----------
            Total comprehensive income                                                                       303,682
                                                      ------    --------      ---------     ----------    ----------
   Balance, end of year                               $5,000    $179,522      $ 369,541     $2,605,751    $3,159,814
                                                      ======    ========      =========     ==========    ==========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                              2011           2010           2009
                                                          -----------    -----------    -----------
Cash Flows from Operating Activities
Net income                                                $   204,694    $   167,940    $   112,263
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Interest credited to annuity and insurance contracts       278,048        282,090        281,163
   Fees deducted from policy and contract balances           (385,411)      (369,059)      (364,474)
   Change in future policy benefits                            75,435         89,764         88,865
   Change in other policyholder liabilities, net               95,465        119,947         44,425
   Amortization of deferred policy acquisition costs          203,755        214,539        197,505
   Capitalization of policy acquisition costs                (272,382)      (292,604)      (245,976)
   Change in premiums and fees receivable                     (13,552)         3,589         12,803
   Deferred tax provision                                      29,012          8,501         22,833
   Change in income tax liabilities - current                  (7,086)        48,361         67,817
   Net realized investment gains                              (51,575)       (40,921)       (30,017)
   Change in reinsurance recoverables                         (43,614)       (38,537)       (15,597)
   Other, net                                                 191,856         16,990        (24,080)
                                                          -----------    -----------    -----------
      Net cash provided by operating activities               304,645        210,600        147,530
                                                          -----------    -----------    -----------

Cash Flows from Investing Activities

Proceeds from sales of:
   Fixed maturity securities                                2,460,836      2,512,147      1,624,832
   Equity securities                                          116,027        181,367        329,379
   Alternative investments                                    164,218         64,942         19,365
   Derivative instruments                                     379,135        176,461        139,037
   Other invested assets                                        7,103          1,043            668
Proceeds from maturities and repayments of:
   Fixed maturity securities                                  851,157        843,350        737,631
   Mortgage loans                                             126,268         77,478         96,375
Purchases and originations of:
   Fixed maturity securities                               (3,870,310)    (4,133,892)    (3,554,931)
   Equity securities                                         (106,974)       (87,511)      (156,242)
   Mortgage loans                                            (276,558)      (105,237)      (109,810)
   Alternative investments                                    (68,671)       (62,278)       (43,612)
   Derivative instruments                                    (305,437)      (265,575)      (172,338)
   Other invested assets                                       (4,363)          (324)          (862)
Finance receivable originations or purchases                 (160,025)      (140,157)      (131,521)
Finance receivable principal payments                         133,449        124,371        115,880
Securities in transit                                        (261,399)        71,285        (16,582)
Other, net                                                    (54,604)       (47,654)       (44,455)

                                                          -----------    -----------    -----------
      Net cash used for investing activities                 (870,148)      (790,184)    (1,167,186)
                                                          -----------    -----------    -----------

Cash Flows from Financing Activities

Deposits credited to annuity and insurance contracts        2,842,495      2,605,466      2,742,147
Withdrawals from annuity and insurance contracts           (2,364,401)    (1,994,110)    (1,977,430)
Change in amounts drawn in excess of cash balances               (980)         3,486         10,296
Payment on debt                                                    --         (5,000)            --
Dividends paid to stockholder                                      --        (11,000)        (8,000)
Other, net                                                     60,102         (8,419)         1,226
                                                          -----------    -----------    -----------
      Net cash provided by financing activities               537,216        590,423        768,239
                                                          -----------    -----------    -----------

Net increase (decrease) in cash and cash equivalents          (28,287)        10,839       (251,417)
Cash and cash equivalents, beginning of year                  336,321        325,482        576,899
                                                          -----------    -----------    -----------
Cash and cash equivalents, end of year                    $   308,034    $   336,321    $   325,482
                                                          ===========    ===========    ===========

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

(1)  NATURE OF OPERATIONS

     Organization and Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its wholly-owned subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company, which primarily operates in the United States, has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, and Retirement. Revenues, including net realized investment gains, for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                             2011         2010         2009
                                          ----------   ----------   ----------
Individual Financial Security             $  567,807   $  545,589   $  500,785
Financial Institution Group                  345,376      311,064      301,743
Group Insurance                            1,364,200    1,274,692    1,513,190
Retirement                                   479,702      481,696      460,047
                                          ----------   ----------   ----------
   Total strategic business units          2,757,085    2,613,041    2,775,765
Subsidiaries and corporate product line      188,725      150,571      149,817
                                          ----------   ----------   ----------
      Total                               $2,945,810   $2,763,612   $2,925,582
                                          ==========   ==========   ==========

     The Company serves more than 10 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations in the period in which they are made.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     Insurance Revenues and Expenses

     Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

     Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

     Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits.

     Commission Income

     Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

     Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

     Administrative and Sponsorship Fees

     The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense is estimated and accrued on a quarterly basis based on recent historical experience and is trued up at each profit sharing year-end which occur throughout the year. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company.

     Valuation of Investments and Net Investment Income

     Fixed maturity securities, which may be sold prior to maturity and include fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

     The Company uses book value as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

     Marketable equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value. The Company also invests in non-marketable equity securities that are not classified as available-for-sale and are carried at cost, which approximates fair value. As of December 31, 2011 and 2010, the Company had $10,000 of non-marketable equity securities.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income (loss) in stockholder's equity.

     Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

     Alternative investments include private equity funds, mezzanine debt funds and hedge funds investing in limited partnerships. These investments are carried on the consolidated balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, and adjusted for any distributions received (equity method accounting). In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Any adjustments recorded directly to the stockholders' equity of the investee are recorded, based on the Company's ownership share, as unrealized gains or losses. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statements issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

     Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt. The real estate acquired is considered held for sale for accounting purposes and is carried at fair value less estimated cost to sell. As of December 31, 2011 and 2010, the Company had $5,200 and $8,400, respectively, of real estate held for sale.

     For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

     For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

     A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

     The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $20,550 and $19,997 at December 31, 2011 and 2010, respectively.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by any charge-offs. The interest rates on the receivables outstanding at December 31, 2011 and 2010 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2011 and 2010 approximate the fair value at that date.

     Derivative Financial Instruments

     The Company uses a variety of derivatives, including swaps, forwards, floors, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

     Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations. Interest income generated by derivative instruments is reported in net realized investment gains on the consolidated statements of operations.

     Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains or in policyholder benefits on the consolidated statements of operations.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains.

     Realized and Unrealized Gains and Losses

     Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

     An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income (loss) and not in earnings.

     For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

     For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

     The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

     For equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

     Alternative investments that have been in an unrealized loss position of greater than 20% for longer than two years are analyzed on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not recover in a reasonable time period, the cost of the investment is written down and an OTTI is recorded in net realized investment gains on the consolidated statements of operations.

     All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

     The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets subsequent to the balance sheet dates for either December 31, 2011 or 2010.

     The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance for pools of loans with similar characteristics when it is probable that a credit event has occurred within the pool and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains on the consolidated statements of operations.

     For a small portion of the portfolio, classified as troubled debt restructurings, the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a troubled debt restructuring, the Company impairs the loan and records a specific valuation allowance, if applicable.

     Securities Lending

     The Company, through an agent, lends certain portfolio holdings and in turn receives cash collateral to be invested pursuant to the terms of an agreement with the lending agent.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded on the consolidated balance sheets as securities held as collateral and securities lending collateral, respectively. Securities on loan remain on the Company's consolidated balance sheets and interest and dividend income earned by the Company on loaned securities is recognized in net investment income on the consolidated statements of operations.

     Securities lending income is recorded in net investment income and was $47, $17, and $199 for the years ended December 31, 2011, 2010, and 2009, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2011 and 2010 were $73,163 and $64,355, respectively. As of December 31, 2011 and 2010, the fair value of the collateral associated with securities lending was $43,892 and $33,274, respectively.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

     The Company periodically invests money in its separate accounts. At December 31, 2011 and 2010, the fair value of these investments included within equity securities on the consolidated balance sheets was $32,367 and $21,869, respectively.

     Finance Charge Income and Receivables

     The Company's finance receivables portfolio is primarily comprised of smaller balance homogenous direct installment loans, which are originated at the Company's network of over 120 retail branch locations in Illinois, Indiana, Kentucky, Missouri and Tennessee. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

     The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance, homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired.

     The majority of the Company's finance receivables are smaller balance homogeneous loans evaluated collectively for impairment. The Company applies a general valuation allowance to its entire loan portfolio via a direct charge to operations through the provision for credit losses at an amount, which in management's judgment, based on the overall risk characteristics of the portfolio, changes in the character or size of the portfolio and the level of nonperforming assets, is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment and regulatory changes. The underlying assumptions, estimates and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

     It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Impaired loans not considered troubled debt restructurings (TDRs) are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

     TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional compensation. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan; or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not exceed the general allowance already recognized.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, after the effects of reinsurance, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

     For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality and expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

     For future separate account returns, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumption was 8% at December 31, 2011 and 2010. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns were considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations.

     DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as disclosed in note 20. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through accumulated other comprehensive income (loss) on the consolidated balance sheets.

     The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

     Sales Inducements

     The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                     2011      2010
                                   -------   -------
Balance at beginning of year       $11,415   $10,292
Capitalization                       3,105     3,226
Amortization and interest           (1,824)     (792)
Adjustment for unrealized losses      (845)   (1,311)
                                   -------   -------
Balance at end of year             $11,851   $11,415
                                   =======   =======

     Goodwill and Other Intangible Assets

     In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level. Prior to 2011, goodwill was tested for impairment at the reporting unit level.

     The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

     The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

     Software

     Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $43,983 and $39,051 as of December 31, 2011 and 2010, respectively, and amortized software expense of $16,290, $15,000 and $14,167 for the years ended December 31, 2011, 2010 and 2009, respectively.

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $132,594 and $130,704 at December 31, 2011 and 2010, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2011, 2010 and 2009, was $9,386, $10,016, and $11,715,
     respectively.

     Reinsurance

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2011, the Company has assumed an average rate of investment yields ranging from 3.77% to 5.07%.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as disclosed in note 20. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a required discount rate if the funds were reinvested at then current market interest rates instead of the then current effective portfolio rate implicit in the policy reserves.

     Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2011 and 2010, the total participating business in force was $2,123,217 and $1,999,977, respectively. As a percentage of total life insurance in force, participating business in force represents 0.4% at both December 31, 2011 and 2010.

     Income Taxes

     The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

     Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

     The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3)  RISKS

     The following is a description of the significant risks facing the Company:

     CREDIT AND CASH FLOW ASSUMPTION RISK:

     Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

     Following below is discussion regarding particular asset class concentration of credit risk:

     CONCENTRATION OF CREDIT RISK:

          CASH AND CASH EQUIVALENTS:

          Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

          FINANCIAL INSTRUMENTS:

          Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

          Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

          DERIVATIVES:

          The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. Should the rating of a derivative counterparty drop, the Company may require the counterparty to post collateral. The aggregate counterparty exposure for a single non-qualified counterparty is limited to 1% of admitted assets for AAA rated counterparties and 0.75% of admitted assets for A or AA rated counterparties. The aggregate counterparty exposure to all non-qualified counterparties is limited to 3% of admitted assets. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

          The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

          The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

     EQUITY MARKET RISK:

     Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

     As of December 31, 2011, approximately 96.8% of separate account assets were invested in equity investments across the Company's variable product offerings. The Company attempts to minimize the adverse impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

     The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

     As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

     FOREIGN CURRENCY RISK:

     Foreign currency risk is the risk that the price of foreign currency denominated contracts may change significantly prior to the completion of investment transactions. The Company utilizes short-duration spot forward contracts in its efforts to minimize the adverse impact of foreign currency exchange rate risk inherent in the elapsed time between trade processing and trade settlement in its international equity portfolios.

     INTEREST RATE RISK:

     Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

     LEGAL/REGULATORY RISK:

     Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

     MORTALITY RISK:

     Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

     RATINGS RISK:

     Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

     REINSURANCE RISK:

     Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

(4)  NEW ACCOUNTING PRONOUNCEMENTS

     In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2011-11 (ASU 2011-11), Balance Sheet (Topic
     210): Disclosures about Offsetting Assets and Liabilities, which requires entities to disclose information about offsetting and related arrangements. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013. The Company does not expect the adoption of ASU 2011-11 to have a material impact to its consolidated results of operations and financial position and will include the required disclosures in its notes to consolidated financial statements.

     In September 2011, the FASB issued Accounting Standards Update 2011-08 (ASU 2011-08), Intangibles - Goodwill and Other (Topic 350): Testing of Goodwill for Impairment, which gives entities the option of performing a qualitative assessment before calculating the fair value of the reporting unit required in Step 1 under current guidance. After performing the qualitative assessment, if the entity determines that the fair value of the reporting entity is, more likely than not, greater than the carrying value of the reporting unit, no further testing is required. If an entity determines otherwise, then it would be required to perform Step 1 and potentially Step 2 of the two-step impairment testing model. ASU 2011-08 is effective for goodwill impairment tests performed for years beginning after December 15, 2011, with early adoption permitted. The Company chose to early adopt ASU 2011-08 in 2011. There was no material impact to its consolidated results of operations and financial position upon adoption.

     In June 2011, the FASB issued Accounting Standards Update 2011-05 (ASU 2011-05), Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. In December 2011, the FASB issued Accounting Standards Update 2011-12 (ASU 2011-12), Comprehensive Income (Topic 220):
     Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05, which indefinitely defers the presentation of reclassification adjustments as required in ASU 2011-05. ASU 2011-05 is effective for non-public entities for reporting periods ending after December 15, 2012 and is not expected to have a material impact to the Company's consolidated results of operations and financial position.

     In May 2011, the FASB issued Accounting Standards Update 2011-04 (ASU 2011-04), Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. ASU 2011-04 is effective for non-public entities for annual reporting periods beginning after December 15, 2011. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In April 2011, the FASB issued Accounting Standards Update 2011-02 (ASU 2011-02), Receivables (Topic 310): A Creditor's Determining of Whether a Restructuring Is a Troubled Debt Restructuring, which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). ASU 2011-02 is effective for non-public entities for reporting periods ending after December 15, 2012. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In December 2010, the FASB issued Accounting Standards Update 2010-28 (ASU 2010-28), Intangibles - Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts, which requires an entity to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. ASU 2010-28 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-28.

     In October 2010, the FASB issued Accounting Standards Update 2010-26 (ASU 2010-26), Financial Services - Insurance (Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, which clarifies the types of costs that can be capitalized in the successful acquisition of new or renewal insurance contracts. Capitalized costs should include incremental direct costs of contract acquisition, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. ASU 2010-26 will be effective for fiscal years beginning after December 31, 2011 with retrospective application permitted but not required. The Company will adopt this guidance effective January 1, 2012 and expects to apply the retrospective method of adoption. The Company is currently evaluating the impact of this new guidance to its consolidated results of operations and financial position.

     In July 2010, the FASB issued Accounting Standards Update 2010-20 (ASU 2010-20), Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowances for Credit Losses which requires additional disclosures about the credit quality of financing receivables, such as aging information and credit quality indicators. In addition, disclosures must be disaggregated by portfolio segment or class based on how the Company develops its allowance for credit losses and how it manages its credit exposure. ASU 2010-20 is effective for non-public entities for reporting periods ending after December 15, 2011. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-20 and has provided the required disclosures in notes 6 and 9.

     In April 2010, the FASB issued Accounting Standards Update 2010-15 (ASU 2010-15), Financial Services - Insurance (Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments, under which an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economics in a variable interest entity, unless the separate account contract holder is a related party. The Company had no material impact to its consolidated results of operations and financial position due to the adoption of ASU 2010-15.

     In January 2010, the FASB issued Accounting Standards Update 2010-06 (ASU 2010-06), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Additionally, this guidance requires disclosures about significant transfers between Level 1 and 2 measurement categories and separating the presentation of purchases, issuances, sales and settlements. This guidance was effective for periods beginning after December 15, 2009, except for the disclosures regarding the separation of the presentation of purchases, issuances, sales and settlements, which is effective for periods beginning after December 15, 2010. ASU 2010-06 was adopted by the Company effective January 1, 2010 with the exception of separating the presentation of purchases, sales and settlements. There was no impact to the Company's consolidated results of operations or financial position due to the adoption of this new guidance. The clarification of existing disclosure requirements about the level of disaggregation, inputs and valuation techniques is included within note 5 and 11. The Company adopted the required disclosure provisions of this new guidance relating to the separation of the presentation of purchases, issuances, sales and settlements effective January 1, 2011 which is included within note 5 and 11.

     In January 2010, the FASB issued Accounting Standards Update 2010-02 (ASU 2010-02), Consolidations (Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary, which clarifies the accounting and reporting by an entity that experiences a decrease in ownership in a subsidiary that is a business or nonprofit activity for periods ending on or after December 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2010-02.

     In August 2009, the FASB issued Accounting Standards Update 2009-05 (ASU 2009-05), Fair Value Measurements and Disclosures (Topic 820): Measuring Liabilities at Fair Value, which provides clarification for measuring the fair value in circumstances in which a quoted price in an active market for the identical liability is not available for periods beginning January 1, 2010. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of ASU 2009-05.

     In June 2009, the FASB issued guidance relating to special purpose entities changing the determination of the primary beneficiary of a variable interest entity (VIE) from a quantitative model to a qualitative model. Under the new qualitative model, the primary beneficiary must have both the ability to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also changes when reassessment is needed, as well as requires enhanced disclosures, including the Company's involvement with VIEs on its financial statements for periods beginning after November 15, 2009. In February 2010, the FASB issued Accounting Standards Updated 2010-10 (ASU 2010-10), Consolidation, Amendments for Certain Investment Funds. This guidance indefinitely defers the consolidation requirements for reporting enterprises' interests in entities that have the characteristics of investment companies and regulated money market funds. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance and has provided the required disclosures in note 8.

     In June 2009, the FASB issued guidance relating to the accounting for transfers of financial assets. This guidance eliminates the concept of a qualifying special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interest. The guidance also requires additional disclosures about a transferor's financial assets that have been accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor's assets that continue to be reported on the consolidated balance sheets for periods beginning after November 15, 2009. The Company had no material impact to its consolidated results of operations or financial position due to the adoption of this new guidance.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Financial Assets and Financial Liabilities Reported at Fair Value

     The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2011 and 2010. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes process and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. Treasury securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government securities not backed by the full faith of the U.S. government, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, and certain derivatives.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2011
                                                            -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                            -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   176,608   $       --   $     --   $   176,608
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       93,947         --        93,947
   Foreign government securities                                     --       54,066         --        54,066
   Corporate securities                                              --    5,296,134    811,398     6,107,532
   Asset-backed securities                                           --      348,460    132,336       480,796
   CMBS                                                              --      942,354         11       942,365
   RMBS                                                              --    2,207,075      1,027     2,208,102
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       176,608    8,942,036    944,772    10,063,416
Equity securities, available-for-sale                           203,936           --          3       203,939
Fixed maturity securities on loan:
   U.S. government securities                                    53,350           --         --        53,350
   Corporate securities                                              --       12,876         --        12,876
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    53,350       12,876         --        66,226
Equity securities on loan                                         6,937           --         --         6,937
Derivative instruments:
   TBA derivative instruments                                        --       30,433         --        30,433
   Other derivative instruments                                      10       86,863         --        86,873
                                                            -----------   ----------   --------   -----------
      Total derivative instruments                                   10      117,296         --       117,306
                                                            -----------   ----------   --------   -----------
         Total investments                                      440,841    9,072,208    944,775    10,457,824
Cash equivalents                                                247,470        1,350         --       248,820
Securities held as collateral                                    23,001       20,891         --        43,892
Separate account assets (1)                                  12,056,550      484,813         --    12,541,363
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $12,767,862   $9,579,262   $944,775   $23,291,899
                                                            ===========   ==========   ========   ===========

Policy and contract account balances (2)                    $        --   $       --   $ 35,469   $    35,469
Future policy and contract benefits (2)                              --           --     81,183        81,183
Derivative instruments                                              105        9,779         --         9,884
Securities lending collateral                                    23,001       37,769         --        60,770
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $    23,106   $   47,548   $116,652   $   187,306
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                            DECEMBER 31, 2010
                                                            -------------------------------------------------
                                                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                            -----------   ----------   --------   -----------
Fixed maturity securities, available-for-sale:
   U.S. government securities                               $   147,421   $       --   $     --   $   147,421
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --       17,310         --        17,310
   Foreign government securities                                     --       50,245         --        50,245
   Corporate securities                                              --    4,609,052    816,277     5,425,329
   Asset-backed securities                                           --      352,370    167,659       520,029
   CMBS                                                              --      963,692         27       963,719
   RMBS                                                              --    2,013,532      2,466     2,015,998
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities, available-for-sale       147,421    8,006,201    986,429     9,140,051
Equity securities, available-for-sale                           206,816           --          4       206,820
Fixed maturity securities on loan:
   U.S. government securities                                    29,879           --         --        29,879
   Agencies not backed by the full faith and credit of
      the U.S. government                                            --        6,180         --         6,180
   Corporate securities                                              --       16,004         --        16,004
   Asset-backed securities                                           --        2,008         --         2,008
                                                            -----------   ----------   --------   -----------
      Total fixed maturity securities on loan                    29,879       24,192         --        54,071
Equity securities on loan                                        10,284           --         --        10,284
Derivative instruments:
   TBA derivative instruments                                        --      124,840         --       124,840
   Other derivative instruments                                   1,174       39,276         --        40,450
                                                            -----------   ----------   --------   -----------
      Total derivative instruments                                1,174      164,116         --       165,290
                                                            -----------   ----------   --------   -----------
         Total investments                                      395,574    8,194,509    986,433     9,576,516
Cash equivalents                                                287,162        7,087         --       294,249
Securities held as collateral                                        --       33,274         --        33,274
Separate account assets (1)                                  12,715,998      483,638         --    13,199,636
                                                            -----------   ----------   --------   -----------
         Total financial assets                             $13,398,734   $8,718,508   $986,433   $23,103,675
                                                            ===========   ==========   ========   ===========

Policy and contract account balances (2)                    $        --   $       --   $ 35,301   $    35,301
Future policy and contract benefits (2)                              --           --     20,577        20,577
Derivative instruments                                              700        9,140         --         9,840
Securities lending collateral                                        --       51,758         --        51,758
                                                            -----------   ----------   --------   -----------
         Total financial liabilities                        $       700   $   60,898   $ 55,878   $   117,476
                                                            ===========   ==========   ========   ===========

(1) Separate account liabilities are set equal to the fair value of separate account assets as prescribed by GAAP accounting guidance.

(2) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed annuity payout floor, and equity-indexed annuity and life products are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host contract and recognized at fair value.

     The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

     FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

     When quoted prices are not available, the Company's priority is to obtain prices from third party pricing services. The Company generally receives prices from multiple pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

     For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities, securities that do not trade regularly and embedded derivatives included in such securities - an internally developed matrix pricing model using a commercial software application is used. The matrix pricing model is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Fixed maturity securities valued using internally developed pricing models are reflected in Level 3.

     As of December 31, 2011, 90.3% of fixed maturity fair values were obtained from third party pricing services and 9.7% from the internal methods described above. As of December 31, 2010, 89.1% of fixed maturity fair values were obtained from third party pricing services and 10.9% from the internal methods described above.

     EQUITY SECURITIES, AVAILABLE-FOR-SALE AND ON LOAN

     The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries a small amount of non-exchange traded equity securities classified within Level 3.

     DERIVATIVE INSTRUMENTS

     Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

     The majority of the Company's derivative positions are traded in the over-the-counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

     CASH EQUIVALENTS

     Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1. The remaining instruments are typically not traded in active markets and their fair values are based on market observable inputs and, accordingly, have been classified as Level 2.

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Company's separate accounts include direct investments in mutual funds, cash and cash equivalents and equity securities, which are included in Level 1. Additionally there are certain pooled separate accounts where the fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in the active market for identical or similar assets. These types of separate account assets include investments in fixed maturity securities and money market mutual funds which are included in Level 2.

     POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

     Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

     Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives associated with the company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuations, the liability has been reflected within Level 3.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                       TOTAL REALIZED
                                                    AND UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN:
                                                   ---------------------
                                                                          TRANSFERS  TRANSFERS   PURCHASES,
                                       BALANCE AT    NET       OTHER        IN TO      OUT OF    SALES AND     BALANCE
                                        BEGINNING  INCOME  COMPREHENSIVE   LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END
                                         OF YEAR     (1)       INCOME        (2)        (2)        NET (3)     OF YEAR
                                       ----------  ------  -------------  ---------  ---------  ------------  --------
Corporate securities                    $816,277   $  99      $ 8,314      $14,513    $    --     $(27,805)   $811,398
Asset-backed securities                  167,659       5       (1,323)          --     (9,176)     (24,829)    132,336
CMBS                                          27      --           (1)          --         --          (15)         11
RMBS                                       2,466    (167)       1,122           --         --       (2,394)      1,027
                                        --------   -----      -------      -------    -------     --------    --------
   Total fixed maturity securities,
      available-for-sale                 986,429     (63)       8,112       14,513     (9,176)     (55,043)    944,772
Equity securities, available-for-sale          4       4           (1)          --         --           (4)          3
                                        --------   -----      -------      -------    -------     --------    --------
      Total financial assets            $986,433   $ (59)     $ 8,111      $14,513    $(9,176)    $(55,047)   $944,775
                                        ========   =====      =======      =======    =======     ========    ========

(1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

(3) The table below provides the bifurcation of the net purchases, sales and settlements.

     The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2011:

                                                                         PURCHASES,
                                                                          SALES AND
                                                                        SETTLEMENTS,
                                       PURCHASES   SALES   SETTLEMENTS       NET
                                       ---------  -------  -----------  ------------
Corporate securities                    $75,300   $(3,686)  $ (99,419)    $(27,805)
Asset-backed securities                     806      (275)    (25,360)     (24,829)
CMBS                                         --        --         (15)         (15)
RMBS                                        144    (1,840)       (698)      (2,394)
                                        -------   -------   ---------     --------
   Total fixed maturity securities,
      available-for-sale                 76,250    (5,801)   (125,492)     (55,043)
Equity securities, available-for-sale        --        (4)         --           (4)
                                        -------   -------   ---------     --------
      Total financial assets            $76,250   $(5,805)  $(125,492)    $(55,047)
                                        =======   =======   =========     ========

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011.

     The following tables provide a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                       TOTAL REALIZED
                                                    AND UNREALIZED GAINS
                                                   (LOSSES) INCLUDED IN:
                                                   ----------------------
                                                                           TRANSFERS  TRANSFERS   PURCHASES,
                                       BALANCE AT    NET        OTHER        IN TO      OUT OF    SALES AND     BALANCE
                                        BEGINNING   INCOME  COMPREHENSIVE   LEVEL 3    LEVEL 3   SETTLEMENTS,   AT END
                                         OF YEAR     (1)        INCOME        (2)        (2)          NET       OF YEAR
                                       ----------  -------  -------------  ---------  ---------  ------------  --------
Corporate securities                    $761,786   $(3,505)    $25,555      $    --   $     --     $ 32,441    $816,277
Asset-backed securities                  194,454        32       3,073       17,379    (25,420)     (21,859)    167,659
CMBS                                          89        --          (2)          --         --          (60)         27
RMBS                                       4,675       238       1,339           --       (645)      (3,141)      2,466
                                        --------   -------     -------      -------   --------     --------    --------
   Total fixed maturity securities,
      available-for-sale                 961,004    (3,235)     29,965       17,379    (26,065)       7,381     986,429
Equity securities, available-for-sale          9       (15)         19           --         --           (9)          4
                                        --------   -------     -------      -------   --------     --------    --------
      Total financial assets            $961,013   $(3,250)    $29,984      $17,379   $(26,065)    $  7,372    $986,433
                                        ========   =======     =======      =======   ========     ========    ========

(1) The amounts included in this column are reported in net realized investment gains on the consolidated statements of operations.

(2) Transfers in to/out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company's conclusion that pricing information received from a third party pricing service is not reflective of market activity.

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010.

     There were no changes in unrealized gains (losses) included in net income related to assets held as of December 31, 2011 and 2010.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

                                                TOTAL REALIZED
                                            AND UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            ----------------------
                                BALANCE AT    NET        OTHER      TRANSFERS  TRANSFERS                BALANCE
                                 BEGINNING   INCOME  COMPREHENSIVE    IN TO      OUT OF                 AT END
                                  OF YEAR     (1)        INCOME      LEVEL 3    LEVEL 3   SETTLEMENTS   OF YEAR
                                ----------  -------  -------------  ---------  ---------  -----------  --------
Policy and contract account
   balances                       $35,301   $   168       $--          $--        $--        $  --     $ 35,469
Future policy and contract
   benefits                        20,577    60,999        --           --         --         (393)      81,183
                                  -------   -------       ---          ---        ---        -----     --------
   Total financial liabilities    $55,878   $61,167       $--          $--        $--        $(393)    $116,652
                                  =======   =======       ===          ===        ===        =====     ========

(1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

     The following tables provide a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2010:

                                                TOTAL REALIZED
                                            AND UNREALIZED (GAINS)
                                              LOSSES INCLUDED IN:
                                            ----------------------
                                                                                           ISSUANCES,
                                BALANCE AT    NET        OTHER      TRANSFERS  TRANSFERS   SALES AND    BALANCE
                                 BEGINNING   INCOME  COMPREHENSIVE    IN TO      OUT OF   SETTLEMENTS,   AT END
                                  OF YEAR     (1)        INCOME      LEVEL 3    LEVEL 3       NET       OF YEAR
                                ----------  -------  -------------  ---------  ---------  ------------  -------
Policy and contract account
   balances                       $13,114   $22,187       $--          $--        $--        $  --      $35,301
Future policy and contract
   benefits                        30,999    (9,867)       --           --         --         (555)      20,577
                                  -------   -------       ---          ---        ---        -----      -------
   Total financial liabilities    $44,113   $12,320       $--          $--        $--        $(555)     $55,878
                                  =======   =======       ===          ===        ===        =====      =======

(1) The amounts in this column related to future policy and contract benefits are reported as gains within net realized investment gains on the consolidated statements of operations and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations.

     The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2011 was $(61,778), of which $61,550 was included in net realized investment gains and $228 was included in policyholder benefits on the consolidated statements of operations. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2010 was $(13,405), of which $(8,975) was included in net realized investment gains and $22,380 was included in policyholder benefits on the consolidated statements of operations.

     The following tables summarize the Company's financial assets measured at fair value on a non-recurring basis:

                                         DECEMBER 31, 2011
                               ------------------------------------
                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
Other invested assets:
   Real estate held for sale     $--       $--      $5,200   $5,200
                                 ---       ---      ------   ------
     Total financial assets      $--       $--      $5,200   $5,200
                                 ===       ===      ======   ======

                                         DECEMBER 31, 2010
                               ------------------------------------
                               LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
                               -------   -------   -------   ------
Other invested assets:
   Real estate held for sale     $--       $--      $8,400   $8,400
                                 ---       ---      ------   ------
     Total financial assets      $--       $--      $8,400   $8,400
                                 ===       ===      ======   ======

     Real estate held for sale represents commercial real estate acquired in satisfaction of mortgage loan debt. The estimated fair value is obtained from third-party appraisals for each of the acquired properties less estimated costs to sell. The estimated fair value is categorized as Level 3 due to lack of transparency and unobservability in collateral valuation.

     Financial Assets and Financial Liabilities Reported at Other Than Fair
     Value

     The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

     Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. The carrying amounts for finance receivables, policy loans, and alternative investments approximate the assets' fair values.

     The interest rates on finance receivables outstanding as of December 31, 2011 and 2010 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security.

     The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2011 and 2010 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

     The fair value of notes payable is estimated using rates currently available to the Company for debt with similar terms and remaining maturities.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                     2011                      2010
                           -----------------------   -----------------------
                            CARRYING       FAIR       CARRYING       FAIR
                             AMOUNT        VALUE       AMOUNT        VALUE
                           ----------   ----------   ----------   ----------
Mortgage loans, net        $1,417,147   $1,501,620   $1,276,154   $1,333,744
Finance receivables, net      215,899      215,899      197,856      197,856
Policy loans                  350,863      350,863      339,127      339,127
Alternative investments       447,351      447,351      506,294      506,294

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                     2011                       2010
                           -----------------------    ------------------------
                            CARRYING       FAIR        CARRYING        FAIR
                             AMOUNT        VALUE        AMOUNT        VALUE
                           ----------   ----------    ----------    ----------
Deferred annuities         $2,570,574   $2,721,392    $2,564,994    $2,742,477
Annuity certain contracts      88,496       95,616        82,974        87,647
Other fund deposits         1,802,146    1,813,250     1,702,694     1,705,162
Supplementary contracts
   without life
   contingencies               65,576       65,576        58,638        58,638
Notes payable                 120,000      122,351       120,000       122,179

(6)  INVESTMENTS

     Fixed Maturity and Equity Securities

     The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. Treasury and agency obligations.

     The carrying value of the Company's fixed maturity portfolio totaled $10,129,642 and $9,194,122 at December 31, 2011 and 2010, respectively.
     Fixed maturity securities represent 77.3% and 76.8% of total invested assets at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010 publicly traded fixed maturity securities comprised 80.2% and 78.6%, respectively, of the total fixed maturity portfolio.

     The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

     The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

     The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,985,569 and $1,701,160 agency backed RMBS and $222,533 and $314,838 non-agency backed RMBS as of December 31, 2011 and 2010, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2011 was $49,882 with unrealized losses totaling $3,305. The fair value of the Company's subprime securities as of December 31, 2010 was $72,924 with unrealized losses totaling $11,021.

     The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

     The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $220,876 and $227,104 as of December 31, 2011 and 2010, respectively.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2011                              COST         GAINS       LOSSES     AOCL (1)    FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------   -----------
U.S. government securities                  $  141,479    $ 35,129     $    --     $     --   $   176,608
Agencies not backed by the full faith and
   credit of the U.S. government                88,831       5,323         207           --        93,947
Foreign government securities                   45,887       8,179          --           --        54,066
Corporate securities                         5,593,806     508,247       6,589      (12,068)    6,107,532
Asset-backed securities                        443,632      33,866       2,822       (6,120)      480,796
CMBS                                           900,498      41,653       3,771       (3,985)      942,365
RMBS                                         2,087,063     147,288       5,196       21,053     2,208,102
                                            ----------    --------     -------     --------   -----------
   Total fixed maturity securities,
      available-for-sale                     9,301,196     779,685      18,585       (1,120)   10,063,416
Equity securities - unaffiliated               188,197      30,260       4,518           --       213,939
                                            ----------    --------     -------     --------   -----------
      Total                                 $9,489,393    $809,945     $23,103     $ (1,120)  $10,277,355
                                            ==========    ========     =======     ========   ===========

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                              COST         GAINS       LOSSES     AOCL (1)    FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------   -----------
U.S. government securities                  $  130,044    $ 17,536     $   159     $     --    $  147,421
Agencies not backed by the full faith and
   credit of the U.S. government                16,010       1,690         390           --        17,310
Foreign government securities                   45,619       4,626          --           --        50,245
Corporate securities                         5,071,360     357,013      14,032      (10,988)    5,425,329
Asset-backed securities                        486,613      29,892       1,926       (5,450)      520,029
CMBS                                           951,026      28,347      10,790        4,864       963,719
RMBS                                         1,982,519      86,091      11,498       41,114     2,015,998
                                            ----------    --------     -------     --------    ----------
   Total fixed maturity securities,
      available-for-sale                     8,683,191     525,195      38,795       29,540     9,140,051
Equity securities - unaffiliated               185,274      32,886       1,340           --       216,820
                                            ----------    --------     -------     --------    ----------
      Total                                 $8,868,465    $558,081     $40,135     $ 29,540    $9,356,871
                                            ==========    ========     =======     ========    ==========

(1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2011                              COST         GAINS       LOSSES       AOCL      FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------    ----------
U.S. government securities                    $52,305      $1,045         $--         $--       $53,350
Corporate securities                           11,612       1,264          --          --        12,876
                                              -------      ------         ---         ---       -------
   Total fixed maturity securities             63,917       2,309          --          --        66,226
Equity securities - unaffiliated                4,968       1,996          27          --         6,937
                                              -------      ------         ---         ---       -------
      Total                                   $68,885      $4,305         $27         $--       $73,163
                                              =======      ======         ===         ===       =======

     The amortized cost, gross unrealized gains and losses, OTTI recognized in AOCL and fair value of fixed maturity and equity securities on loan by type of investment were as follows:

                                                            GROSS        GROSS
                                             AMORTIZED   UNREALIZED   UNREALIZED   OTTI IN
DECEMBER 31, 2010                              COST         GAINS       LOSSES       AOCL      FAIR VALUE
-----------------------------------------   ----------   ----------   ----------   --------    ----------
U.S. government securities                    $28,288      $1,920        $329         $--       $29,879
Agencies not backed by the full faith and
   credit of the U.S. government                5,708         472          --          --         6,180
Corporate securities                           15,462         582          40          --        16,004
Asset-backed securities                         2,011          --           3          --         2,008
                                              -------      ------        ----         ---       -------
   Total fixed maturity securities             51,469       2,974         372          --        54,071
Equity securities - unaffiliated                8,624       1,689          29          --        10,284
                                              -------      ------        ----         ---       -------
      Total                                   $60,093      $4,663        $401         $--       $64,355
                                              =======      ======        ====         ===       =======

     The amortized cost and fair value of fixed maturity securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                          AVAILABLE-FOR-SALE
                                                 AVAILABLE-FOR-SALE       SECURITIES ON LOAN
                                              ------------------------   -------------------
                                               AMORTIZED       FAIR      AMORTIZED     FAIR
                                                 COST         VALUE         COST      VALUE
                                              ----------   -----------   ---------   -------
Due in one year or less                       $  186,582   $   189,829    $    --    $    --
Due after one year through five years          2,045,122     2,208,086     32,015     32,198
Due after five years through ten years         3,017,822     3,328,953     17,359     17,903
Due after ten years                              620,477       705,285     14,543     16,125
                                              ----------   -----------    -------    -------
                                               5,870,003     6,432,153     63,917     66,226
Asset-backed and mortgage-backed securities    3,431,193     3,631,263         --         --
                                              ----------   -----------    -------    -------
   Total                                      $9,301,196   $10,063,416    $63,917    $66,226
                                              ==========   ===========    =======    =======

     The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                   DECEMBER 31, 2011
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
Agencies not backed by the full faith
   and credit of the U.S. government    $ 10,166    $ 10,244     $   78      $  3,871    $  4,000     $   129
Corporate securities                     213,916     220,600      6,684         2,270       2,320          50
Asset-backed securities                   58,900      61,048      2,148         9,622      10,572         950
CMBS                                      71,251      73,380      2,129        64,346      70,769       6,423
RMBS                                      34,581      35,668      1,087       126,700     155,385      28,685
Equity securities - unaffiliated          41,903      46,191      4,288           559         789         230

                                                                   DECEMBER 31, 2010
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
U.S. government securities              $ 16,932    $ 17,091     $   159     $     --    $     --     $    --
Agencies not backed by the full faith
   and credit of the U.S. government       2,493       2,574          81        3,691       4,000         309
Corporate securities                     570,996     583,574      12,578       20,300      21,768       1,468
Asset-backed securities                   36,910      37,832         922       13,276      15,576       2,300
CMBS                                     106,988     110,344       3,356      108,353     130,546      22,193
RMBS                                     165,473     169,420       3,947      215,998     268,046      52,048
Equity securities - unaffiliated          16,948      18,072       1,124          880       1,096         216

     The Company had certain investments on loan with a reported fair value lower than the cost of the investments as follows:

                                                                   DECEMBER 31, 2011
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
Equity securities - unaffiliated          $476        $503         $27         $--         $--          $--

                                                                   DECEMBER 31, 2010
                                        ----------------------------------------------------------------------
                                               LESS THAN 12 MONTHS                 12 MONTHS OR GREATER
                                        ---------------------------------   ----------------------------------
                                                               UNREALIZED                           UNREALIZED
                                                               LOSSES AND                           LOSSES AND
                                          FAIR     AMORTIZED     OTTI IN       FAIR     AMORTIZED     OTTI IN
                                          VALUE      COST         AOCL        VALUE        COST        AOCL
                                        --------   ---------   ----------   ---------   ---------   ----------
U.S. government securities               $18,776    $19,105       $329         $--         $--          $--
Corporate securities                       4,362      4,402         40          --          --           --
Asset-backed securities                    2,008      2,011          3          --          --           --
Equity securities - unaffiliated             210        239         29          --          --           --

     For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2011, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

     The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2011.

     Agencies not backed by the full faith and credit of the U.S. government are normally impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

     Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

     CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

     The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2011, 89.9% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2011, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer. The fair values of these securities were 67.8% investment grade (BBB or better). Credit support for the RMBS holdings remains high.

     The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2011, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer. The fair values of these securities were 68.6% investment grade.

     Equity securities with unrealized losses at December 31, 2011 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

     At December 31, 2011 and 2010, fixed maturity securities and cash equivalents with a carrying value of $19,128 and $19,295, respectively, were on deposit with various regulatory authorities as required by law.

     Mortgage Loans

     The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $1,417,147 and $1,276,154 at December 31, 2011 and 2010, respectively.

     All of the Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus). The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

     The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31, 2011.

                       2011
                    ----------
Industrial          $  556,541
Office buildings       410,462
Retail facilities      226,595
Apartment              149,182
Other                   74,367
                    ----------
   Total            $1,417,147
                    ==========

     If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

     A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be non-performing and a general allowance for pools of loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

     The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                           2011     2010    2009
                                         -------   ------   ----
Balance at beginning of year             $ 3,700   $  100   $ --
   Addition to (release of) allowance      1,830    3,600    100
   Write-downs, net of recoveries         (1,400)      --     --
                                         -------   ------   ----
Balance at end of year                   $ 4,130   $3,700   $100
                                         =======   ======   ====

End of year valuation allowance basis:
   Specific allowance                    $ 1,035   $   --   $100
   General allowance                       3,095    3,700     --
                                         -------   ------   ----
Total valuation allowance                $ 4,130   $3,700   $100
                                         =======   ======   ====

     As of December 31, 2011, the Company had two loans with a total carrying value of $10,229, net of a $1,035 specific valuation allowance. As of December 31, 2011, The Company had 18 loans with a total carrying value of $52,093, net of a $3,095 general valuation allowance. The two loans having a specific valuation allowance were held in the industrial and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2011 was $618. In addition, these two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2011. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2011.

     The following table provides an aging summary of mortgage loans as of December 31, 2011:

Current                    $1,408,727
30-60 days past due                --
61-90 days past due                --
91 days or more past due        8,420
                           ----------
   Total                   $1,417,147
                           ==========

     The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

     The following table provides a summary of performing and nonperforming mortgage loans:

Performing mortgage loans      $1,408,727
Nonperforming mortgage loans        8,420
                               ----------
   Total                       $1,417,147
                               ==========

     The Company's two loans classified as nonperforming mortgage loans were held in the industrial and office buildings classes.

     Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

     The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                             2011      2010    2009
                                                           -------   -------   ----
Number of properties acquired                                    2         2     --
Carrying value of mortgage loans prior to real estate
   acquisition                                             $ 8,065   $11,544    $--
Loss recognized upon acquisition in satisfaction of debt    (2,865)   (3,144)    --

     Alternative Investments

     Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location - both domestic and international.

     The Company's composition of alternative investments by type were as follows:

                                       DECEMBER 31, 2011    DECEMBER 31, 2010
                                      -------------------  -------------------
                                      CARRYING    PERCENT  CARRYING    PERCENT
                                        VALUE    OF TOTAL   VALUE     OF TOTAL
                                      --------   --------  --------   --------
Alternative investments
   Private equity funds               $269,161     60.2%   $261,399     51.6%
   Mezzanine debt funds                174,594     39.0%    172,029     34.0%
   Hedge funds                           3,596      0.8%     72,866     14.4%
                                      --------    -----    --------    -----
      Total alternative investments   $447,351    100.0%   $506,294    100.0%
                                      ========    =====    ========    =====

     Net Investment Income

     Net investment income for the years ended December 31 was as follows:

                               2011       2010       2009
                             --------   --------   --------
Fixed maturity securities    $504,157   $476,702   $437,786
Equity securities               8,131      9,525     12,371
Mortgage loans                 84,450     76,925     77,362
Policy loans                   24,600     24,649     24,515
Cash equivalents                   86        379      1,510
Alternative investments        13,948     13,052      3,930
Derivative instruments            627        231        (85)
Other invested assets           2,868      2,714      1,362
                             --------   --------   --------
   Gross investment income    638,867    604,177    558,751
Investment expenses           (20,743)   (18,221)   (15,636)
                             --------   --------   --------
   Total                     $618,124   $585,956   $543,115
                             ========   ========   ========

     Net Realized Investment Gains

     Net realized investment gains for the years ended December 31 were as follows:

                                  2011       2010      2009
                                --------   -------   --------
Fixed maturity securities       $ 20,734   $ 2,477   $(27,840)
Equity securities                  6,546    29,502     47,486
Mortgage loans                    (4,138)   (6,803)       (74)
Alternative investments           39,886     1,362    (15,267)
Derivative instruments           (10,518)   10,087     21,434
Other invested assets             (1,823)     (207)         2
Securities held as collateral        888     4,503      4,276
                                --------   -------   --------
   Total                        $ 51,575   $40,921   $ 30,017
                                ========   =======   ========

     Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                  2011       2010       2009
                                --------   --------   --------
Fixed maturity securities,
   available for sale:
   Gross realized gains         $ 47,267   $ 43,443   $102,423
   Gross realized losses         (20,995)   (18,712)   (85,455)
Equity securities:
   Gross realized gains           14,107     34,046     79,699
   Gross realized losses          (4,332)    (4,493)   (27,963)
Alternative investments:
   Gross realized gains           50,771     24,412      5,085
   Gross realized losses          (3,905)    (9,018)       (21)

     Other-than-temporary impairments by asset type recognized in net realized investment gains for the years ended December 31 were as follows:

                                              2011      2010      2009
                                            -------   -------   -------
Fixed maturity securities
   Corporate securities                     $    --   $ 1,840   $14,107
   Asset-backed securities                    2,154     2,923        --
   CMBS                                          --    10,538     1,141
   RMBS                                       3,384     6,953    29,560
Mortgage loans                                3,654     3,144        --
Equity securities                             3,229        51     4,250
Alternative investments                       6,980    14,032    20,331
Other invested assets                            --       971        --
                                            -------   -------   -------
   Total other-than-temporary impairments   $19,401   $40,452   $69,389
                                            =======   =======   =======

     The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income, was as follows:

                                                                 2011       2010       2009
                                                               --------   --------   --------
Balance at beginning of year                                   $ 66,577   $ 92,556   $     --
Credit loss component of OTTI loss not reclassified to
   other comprehensive loss in the cumulative effect
   transition adjustment                                             --         --     87,767
Additions:
   Initial impairments - credit loss OTTI recognized on
      securities not previously impaired                          3,087      6,337     33,414
   Additional impairments - credit loss OTTI recognized
      on securities previously impaired                           2,451     15,917     11,394
Reductions:
   Due to sales (or maturities, pay downs, or prepayments)
      during the period of securities previously credit loss
      OTTI impaired                                             (27,207)   (48,233)   (40,019)
                                                               --------   --------   --------
Balance at end of year                                         $ 44,908   $ 66,577   $ 92,556
                                                               ========   ========   ========

(7)  DERIVATIVE INSTRUMENTS

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, forwards, floors, futures and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to utilize replication strategies and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held at:

                                                      DECEMBER 31, 2011                  DECEMBER 31, 2010
                                              ---------------------------------  ---------------------------------
                                                               FAIR VALUE                          FAIR VALUE
     PRELIMINARY                                          ---------------------              ---------------------
     UNDERLYING                                NOTIONAL             LIABILITIES   NOTIONAL             LIABILITIES
    RISK EXPOSURE         INSTRUMENT TYPE       AMOUNT     ASSETS       (1)        AMOUNT     ASSETS       (1)
--------------------  ----------------------  ----------  --------  -----------  ----------  --------  -----------
Interest rate         Interest rate swaps     $  101,500  $ 29,692     $   --    $  101,500  $  9,943     $   --
                      Interest rate futures      468,700         8         --       271,500         3         --
                      Interest rate floors       160,000     4,536         --            --        --         --
                      TBAs                        28,685    30,433         --       123,208   124,840         --
Foreign currency      Foreign currency swaps      17,000    (2,718)        --        17,000    (2,257)        --
Equity market         Equity futures             149,403         2         --       130,040         2         --
                      Equity options           1,089,839    55,353      9,884       497,491    32,759      9,840
                                              ----------  --------     ------    ----------  --------     ------
   Total derivatives                          $2,015,127  $117,306     $9,884    $1,140,739  $165,290     $9,840
                                              ==========  ========     ======    ==========  ========     ======

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

     The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

     Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

     The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

     The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                  DECEMBER 31, 2011
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $24,140            $ (82)         $     --
Interest rate futures                  26,687               --               (33)
Interest rate floors                    4,232             (227)               --
TBAs                                      244              461                --
Foreign currency swaps                   (457)             442                --
Foreign currency forwards                 (80)              33                --
Equity futures                         (8,462)              --            (3,741)
Equity options                          3,785               --            (7,640)
                                      -------            -----          --------
Total gains (losses) recognized
   in income from derivatives         $50,089            $ 627          $(11,414)
                                      =======            =====          ========

                                                  DECEMBER 31, 2010
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $ 10,999            $(83)          $    --
Interest rate futures                    6,301              --                 9
TBAs                                       356              --                --
Foreign currency swaps                  (2,346)            322                --
Foreign currency forwards                 (203)             (8)               --
Equity futures                         (15,030)             --             8,869
Equity options                            (412)             --             6,282
                                      --------            ----           -------
Total gains (losses) recognized
   in income from derivatives         $   (335)           $231           $15,160
                                      ========            ====           =======

                                                  DECEMBER 31, 2009
                                  ------------------------------------------------
                                    NET REALIZED     NET INVESTMENT   POLICYHOLDER
                                  INVESTMENT GAINS       INCOME         BENEFITS
                                  ----------------   --------------   ------------
Interest rate swaps                   $(19,339)           $(83)          $3,414
Interest rate futures                  (12,010)             --               --
TBAs                                     1,075              --               --
Foreign currency forwards                   53              (2)              --
Equity futures                         (24,521)             --               --
Equity options                              --              --              768
                                      --------            ----           ------
Total gains (losses) recognized
   in income from derivatives         $(54,742)           $(85)          $4,182
                                      ========            ====           ======

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company was not obligated to receive any cash collateral at either December 31, 2011 or 2010.

     The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company does not have any OTC derivatives that are in a net liability position, after considering the effect of netting arrangements, as of December 31, 2011 and therefore, was not required to pledge collateral.

     Embedded Derivatives

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

     The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                         2011       2010
                                                       --------   --------
Embedded derivatives within annuity products:
   Minimum guaranteed withdrawal benefits              $(65,911)  $ (8,470)
   Guaranteed payout floors                             (15,272)   (12,107)
   Other                                                 (4,543)    (3,831)

Embedded derivatives within life insurance products:
   Equity-linked index credits                         $(30,926)  $(31,470)

     The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                         2011       2010       2009
                                                       --------   --------   -------
Embedded derivatives within annuity products:
   Net realized investment gains (losses)              $(60,606)  $ 10,422   $76,176
   Policyholder benefits                                   (712)      (342)   (1,838)

Embedded derivatives within life insurance products:
   Policyholder benefits                               $    544   $(21,845)  $(8,879)

     At December 31, 2011 and 2010, fixed maturity securities with a carrying value of $26,591 and $19,161, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8)  VARIABLE INTEREST ENTITIES

     The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

     The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

     CONSOLIDATED VIEs

     As of December 31, 2011 and 2010, the Company held an investment in a trust for which it was the primary beneficiary and where the results were consolidated in the Company's financial results. The assets held under the VIE as of December 31, 2011 and 2010 were $4,529 and $4,774, respectively, and are included in other invested assets on the consolidated balance sheets.

     NON-CONSOLIDATED VIEs

     The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See Note 5 for details regarding the carrying amount and classification of these assets.

     In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $447,351 and $506,294 and the maximum exposure was $710,522 and $721,610 at December 31, 2011 and December 31, 2010, respectively.

(9)  NET FINANCE RECEIVABLES

     The Company has defined a portfolio segment as the portfolio in total with classes of direct installment loans and retail installment notes.

     Finance receivables as of December 31 were as follows:

                                 2011       2010
                               --------   --------
Direct installment loans       $269,801   $244,695
Retail installment notes         36,040     34,401
                               --------   --------
   Gross finance receivables    305,841    279,096
Accrued interest and charges      5,014      4,528
Unearned finance charges        (82,550)   (74,433)
Allowance for losses            (12,406)   (11,335)
                               --------   --------
   Finance receivables, net    $215,899   $197,856
                               ========   ========

     Direct installment loans, at December 31, 2011 and 2010, consisted of $187,319 and $168,175, respectively, of discount basis loans, net of unearned finance charges and unearned other charges, and $8,592 and $10,177, respectively, of interest-bearing loans and generally have a maximum term of 84 months. The retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months.

     Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2011 were as follows:

2012                                                            $ 22,563
2013                                                              68,949
2014                                                             117,186
2015                                                              18,532
2016                                                                 248
2017 and thereafter                                                  827
                                                                --------
   Total finance receivables, net of unearned finance charges    228,305
Allowance for losses                                             (12,406)
                                                                --------
      Finance receivables, net                                  $215,899
                                                                ========

     During the years ended December 31, 2011, 2010 and 2009, principal cash collections of direct installment loans were $89,667, $78,324 and $74,312, respectively, and the percentages of these cash collections to average net balances were 50%, 47% and 46%, respectively. Retail installment loans' principal cash collections were $39,342, $42,079 and $37,770, respectively, and the percentages of these cash collections to average net balances were 151%, 160% and 148% for the years ended December 31, 2011, 2010 and 2009, respectively.

     Direct installment loans and retail installment notes are reported on a contractual past due aging. Past due accounts (gross finance receivables) as of December 31, 2011 were as follows:

Direct installment loans:
   31-60 days past due                              $ 9,817
   61-90 days past due                                5,238
   91 days or more past due                          14,787
                                                    -------
      Total direct installment loans                 29,842
Retail installment notes:
   31-60 days past due                                  632
   61-90 days past due                                  311
   91 days or more past due                             816
                                                    -------
      Total retail installment notes                  1,759
                                                    -------
         Total gross finance receivables past due   $31,601
                                                    =======

Percentage of gross finance receivables                10.3%

     The ratio of the allowance for losses to total finance receivables, net of unearned finance charges, at December 31, 2011 and 2010 was 5.4%.

     Changes in the allowance for losses for the years ended December 31 were as follows:

                                 2011       2010       2009
                               --------   --------   --------
Balance at beginning of year   $ 11,335   $ 10,764   $ 10,369
Provision for credit losses       8,933      8,804     10,116
Charge-offs                     (12,303)   (12,279)   (13,553)
Recoveries                        4,441      4,046      3,832
                               --------   --------   --------
Balance at end of year         $ 12,406   $ 11,335   $ 10,764
                               ========   ========   ========

     The following table provides additional information about the allowance for losses as of December 31, 2011:

                                                           2011
                                                         --------
Non-impaired gross financing receivables:
   Gross receivables balances                            $298,609
   General reserves                                        12,082

Impaired gross financing receivables (including TDRs):
   Gross receivables balances                            $  7,232
   Specific reserves                                          324

     All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The average balance of impaired loans, excluding TDRs, during the years ended December 31, 2011 and 2010 was $41 and $63, respectively. There were no commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2011 or 2010.

     The net investment in receivables on which the accrual of finance charges and interest was suspended and which are being accounted for on a cash basis at December 31, 2011 and 2010 was $20,112 and $19,386, respectively. There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2011 and 2010.

     Loans classified as TDRs were $7,191 at December 31, 2011. For the year ended, December 31, 2011, the Company modified $9,330 of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2011, approximately $4,499 have subsequently experienced a payment default. The Company recognized interest income of $499 from loans classified as TDRs for the year ended December 31, 2011.

     The Company monitors the credit quality of its financing receivables by borrower type including retail loan borrowers and new, existing, former and refinance for direct installment loan borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Refinance borrowers include customers who have had terms of their original loan(s) restructured. These customers would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

     The following summary is an assessment of the gross finance receivables by class, segment and credit quality indicator reviewed as of December 31, 2011. The Company's credit risk profiles are based on customer type, customer creditworthiness and customer payment performance.

Customer type:
   New borrower                                                   $ 27,740
   Former borrower                                                  26,095
   Existing borrower                                               186,314
   Refinance borrower                                               29,652
   Retail borrower                                                  36,040
                                                                  --------
      Total gross finance receivables                             $305,841
                                                                  ========
Customer creditworthiness:
   Non-bankrupt gross finance receivables:
      Direct installment loans                                    $268,434
      Retail installment notes                                      35,940
                                                                  --------
         Total non-bankrupt gross finance receivables              304,374
   Bankrupt gross finance receivables:
      Direct installment loans                                       1,367
      Retail installment notes                                         100
                                                                  --------
         Total bankrupt gross finance receivables                    1,467
                                                                  --------
            Total gross finance receivables                       $305,841
                                                                  ========
Customer payment performance:
      Direct installment loans:
         Contractually performing, current to 30 days past due    $239,959
         Contractually performing, 31 to 60 days past due            9,817
         Contractually non-performing, 61 or more days past due     20,025
                                                                  --------
            Total direct installment loans                         269,801
       Retail installment notes:
         Contractually performing, current to 30 days past due      34,281
         Contractually performing, 31 to 60 days past due              632
         Contractually non-performing, 61 or more days past due      1,127
                                                                  --------
            Total retail installment notes                          36,040
                                                                  --------
               Total gross finance receivables                    $305,841
                                                                  ========

(10) INCOME TAXES

     Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                        2011       2010       2009
                                                      --------   --------   -------
Computed income tax expense                           $101,556   $ 78,718   $57,341
Difference between computed and actual tax expense:
   Dividends received deduction                        (13,570)   (16,568)   (7,394)
   Tax credits                                          (2,133)    (3,211)     (927)
   Change in valuation allowance                            (2)         9        (1)
   Expense adjustments and other                          (384)    (1,978)    2,550
                                                      --------   --------   -------
      Total income tax expense                        $ 85,467   $ 56,970   $51,569
                                                      ========   ========   =======

     The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                           2011       2010
                                                         --------   --------
Deferred tax assets:
   Policyholder liabilities                              $ 41,693   $ 32,955
   Pension, postretirement and other benefits              16,337     12,579
   Tax deferred policy acquisition costs                  149,517    138,216
   Deferred gain on individual disability coinsurance       6,772      7,981
   Net realized capital losses                             59,973     66,979
   Ceding commissions and goodwill                             54        104
   Other                                                    8,977      9,548
                                                         --------   --------
      Gross deferred tax assets                           283,323    268,362
   Less valuation allowance                                    (7)        (9)
                                                         --------   --------
      Deferred tax assets, net of valuation allowance     283,316    268,353

Deferred tax liabilities:
   Deferred policy acquisition costs                      261,264    258,758
   Premiums                                                16,971     17,144
   Real estate and property and equipment depreciation      8,577      5,941
   Basis difference on investments                            721      7,229
   Net unrealized capital gains                           303,338    204,691
   Other                                                   18,789     19,252
                                                         --------   --------
      Gross deferred tax liabilities                      609,660    513,015
                                                         --------   --------
         Net deferred tax liability                      $326,344   $244,662
                                                         ========   ========

     As of December 31, 2011 and 2010, the Company recorded a valuation allowance of $7 and $9, respectively, related to tax benefits of certain state operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain state operating loss carryforwards will not be realized. Management has determined that a valuation allowance was not required for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     The increase (decrease) in deferred tax asset valuation allowance for the years ended December 31, 2011, 2010, and 2009, was $(2), $9 and $(37,001),
     respectively.

     At December 31, 2011, state net operating loss carryforwards were $606, the majority of which will expire beginning in 2017.

     Income taxes paid (refunded) for the years ended December 31, 2011, 2010, and 2009, were $63,508, $4,038 and $(41,290), respectively.

     A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                          2011      2010
                                                                        -------   --------
Balance at beginning of year                                            $15,132   $ 23,834
Additions (reductions) based on tax positions related to current year    (2,889)     1,143
Additions for tax positions of prior years                                5,511      2,854
Reductions for tax positions of prior years                                (575)   (11,241)
Settlements                                                                  (7)    (1,458)
                                                                        -------   --------
Balance at end of year                                                  $17,172   $ 15,132
                                                                        =======   ========

     Included in the balance of unrecognized tax benefits at December 31, 2011 are potential benefits of $3,093 that, if recognized, would affect the effective tax rate on income from operations.

     As of December 31, 2011, accrued interest and penalties of $1,151 are recorded as current income tax liabilities on the consolidated balance sheets and $620 is recognized as a current income tax expense on the consolidated statements of operations.

     At December 31, 2011, there were no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within 12 months of the reporting date.

     The consolidated tax returns for Minnesota Mutual Companies, Inc. and Subsidiaries for the years 2008 and 2009 are currently under examination by the IRS. The consolidated tax return for 2010 is expected to be under examination by the IRS beginning in late 2012. The Company believes that any additional taxes refunded or assessed as a result of these examinations will not have a material impact on its financial position. In addition, during 2011, the Company received a settlement refund from the IRS Office of Appeals with respect to disagreed issues arising from the IRS audit of the consolidated tax returns for years 2005-2007 and the corresponding asset was released.

(11) EMPLOYEE BENEFIT PLANS

     Pension and Other Postretirement Plans

     The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

     Prior to December 31, 2010, the Company also had a non-contributory defined benefit retirement plan covering substantially all employees. Benefits were based upon years of participation and the employee's average monthly compensation. Additionally, the Company had a non-contributory defined benefit retirement plan, which provided certain employees with benefits in excess of limits for qualified retirement plans. On December 31, 2010, the Company transferred sponsorship of these plans and the related plan assets and liabilities to SFG.

     The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     Prior to December 31, 2010, the Company also had a postretirement plan that provided health care and life insurance benefits to substantially all employees. Eligibility was determined by age at retirement and years of service. Health care premiums were shared with retirees, and other cost-sharing features included deductibles and co-payments. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                         PENSION BENEFITS       OTHER BENEFITS
                                                                       --------------------   ------------------
                                                                         2011        2010       2011      2010
                                                                       --------   ---------   -------   --------
Change in benefit obligation:
Benefit obligation at beginning of year                                $ 56,371   $ 541,268   $ 7,167   $ 56,420
Service cost                                                              1,542      21,081       169      1,239
Interest cost                                                             3,147      32,200       368      3,309
Actuarial loss                                                            7,077      37,945     1,042      5,363
Benefits paid                                                            (2,465)    (11,537)     (450)    (2,066)
Transfer of plan sponsorship                                                 --    (564,586)       --    (57,098)
                                                                       --------   ---------   -------   --------
Benefit obligation at end of year                                      $ 65,672   $  56,371   $ 8,296   $  7,167
                                                                       ========   =========   =======   ========

Change in plan assets:
Fair value of plan assets at beginning of year                         $ 51,505   $ 435,955   $    --   $ 14,748
Actual return on plan assets                                              1,789      49,718        --      1,514
Employer contribution                                                     3,450      38,841       450      1,809
Benefits paid                                                            (2,465)    (11,537)     (450)    (2,066)
Transfer of plan sponsorship                                                 --    (461,472)       --    (16,005)
                                                                       --------   ---------   -------   --------
Fair value of plan assets at end of year                               $ 54,279   $  51,505   $    --   $     --
                                                                       ========   =========   =======   ========

Net amount recognized:
Funded status                                                          $(11,393)  $  (4,866)  $(8,296)  $ (7,167)

Amounts recognized on the consolidated balance sheets:
Accrued benefit cost                                                   $(11,393)  $  (4,866)  $(8,296)  $ (7,167)

Amounts recognized in accumulated other comprehensive income (loss):
Prior service benefit                                                  $     29   $      33   $ 2,646   $  3,322
Net actuarial loss (gain)                                               (17,608)     (9,917)    2,374      3,691
                                                                       --------   ---------   -------   --------
Accumulated other comprehensive (loss) income at end of year           $(17,579)  $  (9,884)  $ 5,020   $  7,013
                                                                       ========   =========   =======   ========

Accumulated benefit obligation                                         $ 60,410   $  52,498   $ 8,296   $  7,167

Plans with accumulated benefit obligation in excess of plan assets:
Projected benefit obligation                                           $ 65,672   $  38,125
Accumulated benefit obligation                                           60,410      38,125
Fair value of plan assets                                                54,279      34,744

Weighted average assumptions used to determine benefit obligations:
Discount rate                                                              4.21%       5.31%     4.09%      5.17%
Rate of compensation increase                                              5.00%       5.00%       --         --

                                                  PENSION BENEFITS      OTHER BENEFITS
                                                 ------------------   -----------------
                                                   2011      2010       2011      2010
                                                 -------   --------   -------   -------
Components of net periodic benefit cost:
Service cost                                     $ 1,542   $ 21,081   $   169   $ 1,239
Interest cost                                      3,147     32,200       368     3,309
Expected return on plan assets                    (2,751)   (36,301)       --    (1,160)
Prior service benefit amortization                    (4)      (456)     (676)   (2,260)
Recognized net actuarial loss (gain)                 348      4,379      (275)      177
                                                 -------   --------   -------   -------
Net periodic benefit cost                        $ 2,282   $ 20,903   $  (414)  $ 1,305
                                                 =======   ========   =======   =======

Other changes in plan assets and benefit
   obligations recognized in other
   comprehensive income:
Net loss                                         $(8,039)  $(24,528)  $(1,042)  $(5,009)
Amortization of prior service benefit                 (4)      (456)     (676)   (2,260)
Amortization of net loss (gain)                      348      4,379      (275)      177
                                                 -------   --------   -------   -------
Total recognized in other comprehensive income   $(7,695)  $(20,605)  $(1,993)  $(7,092)
                                                 =======   ========   =======   =======

     Accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

     The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income
     (loss) into net periodic benefit cost in 2012 are $4 and $1,090, respectively. The estimated prior service credit and net actuarial loss for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost in 2012 are $676 and $172, respectively.

                                              PENSION          OTHER
                                             BENEFITS        BENEFITS
                                           ------------    ------------
                                           2011    2010    2011    2010
                                           ----    ----    ----    ----
Weighted average assumptions used to
   determine net periodic benefit costs:
Discount rate                              5.31%   6.05%   5.17%   5.76%
Expected long-term return on plan assets   5.32%   7.77%     --      --
Rate of compensation increase              5.00%   5.73%     --      --

     Estimated future benefit payments for pension and other postretirement plans:

               PENSION     OTHER     MEDICARE
              BENEFITS   BENEFITS     SUBSIDY
              --------   ---------   --------
2012           $ 2,792     $  464       $--
2013             2,837        471        --
2014             2,955        467        --
2015             2,972        490        --
2016             3,072        494        --
2017 - 2021     16,872      2,617        --

     For measurement purposes, the assumed health care cost trend rates start at 7.5% in 2011 and decrease gradually to 5.5% for 2015 and remain at that level thereafter. For 2010, the assumed health care cost trend rates start at 8.0% in 2010 and decrease gradually to 5.5% for 2015 and remain at that level thereafter.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2011 by $130 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2011 by $10. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2011 by $116 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2011 by $9.

     To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury par curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

     Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

     Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equities, fixed maturity securities and other investments.

     The target asset allocation as of December 31, 2011, for each of the broad investment categories, weighted for all plans combined is as follows:

Equity securities                   12% to 22%
Fixed maturity securities           12% to 22%
Insurance company general account   67% to 68%
Other                                0% to  2%

     The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                    2011   2010
                                    ----   ----
Equity securities                    15%    15%
Fixed maturity securities            18%    18%
Insurance company general account    67%    67%

     Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

     The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

     At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

     The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

     The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2011. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

     The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

          Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds, actively-traded equity securities, investments in mutual funds with quoted market prices and certain investments in pooled separate accounts.

          Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

          Level 3 - Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

     The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

     Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

     The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

DECEMBER 31, 2011                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------   -------   -------   -------   -------
Investment in pooled separate accounts   $18,005     $--     $    --   $18,005
Insurance company general account             --      --      36,274    36,274
                                         -------     ---     -------   -------
   Total investments                      18,005      --      36,274    54,279
                                         -------     ---     -------   -------
      Total financial assets             $18,005     $--     $36,274   $54,279
                                         =======     ===     =======   =======


DECEMBER 31, 2010                        LEVEL 1   LEVEL 2   LEVEL 3    TOTAL
--------------------------------------   -------   -------   -------   -------
Investment in pooled separate accounts   $16,762     $--     $    --   $16,762
Insurance company general account             --      --      34,743    34,743
                                         -------     ---     -------   -------
   Total investments                      16,762      --      34,743    51,505
                                         -------     ---     -------   -------
      Total financial assets             $16,762     $--     $34,743   $51,505
                                         =======     ===     =======   =======

     INVESTMENTS IN POOLED SEPARATE ACCOUNTS

     Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. The estimated fair value of separate account assets are based on the fair value of the underlying assets owned by the separate account and are generally based on quoted market prices. Assets within the Plan's separate accounts consist of direct investments in mutual funds, which are included in Level 1.

     INSURANCE COMPANY GENERAL ACCOUNT

     Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2011:

                                                      TOTAL        PURCHASES,
                                    BALANCE AT    APPRECIATION      SALES AND    BALANCE
                                     BEGINNING   (DEPRECIATION)   SETTLEMENTS,    AT END
                                      OF YEAR     IN FAIR VALUE        NET       OF YEAR
                                    ----------   --------------   ------------   -------
Insurance company general account     $34,743        $1,531           $--        $36,274

     The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2010:

                                                      TOTAL        PURCHASES,
                                    BALANCE AT    APPRECIATION      SALES AND    BALANCE
                                     BEGINNING   (DEPRECIATION)   SETTLEMENTS,    AT END
                                      OF YEAR     IN FAIR VALUE        NET       OF YEAR
                                    ----------   --------------   ------------   -------
Insurance company general account     $33,176        $1,567         $     --     $34,743
Private equity funds                   27,309         2,909          (30,218)         --
                                      -------        ------         --------     -------
   Total financial assets             $60,485        $4,476         $(30,218)    $34,743
                                      =======        ======         ========     =======

     Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the years ending December 31, 2011 and 2010. There were no transfers in to or out of level 3 for the years ending December 31, 2011 and 2010.

     The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

     Profit Sharing Plans

     The Company also has a profit sharing plan covering substantially all agents. Effective January 1, 2011, the Company's contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent's annual contribution. Prior to January 1, 2011, the Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plan during 2011, 2010, and 2009 of $1,038, $145, and $220, respectively.

     Prior to December 31, 2010, the Company also had a profit sharing plan covering substantially all employees. The Company's contribution rate to the employee plan was determined annually by the directors of the Company and was applied to each participant's prior year earnings. The Company recognized contributions to the plans during 2010 and 2009 of $9,242 and $6,341, respectively. On December 31, 2010, the Company transferred sponsorship of this plan to SFG.

(12) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                     2011       2010       2009
                                   --------   --------   --------
Balance at January 1               $585,325   $595,260   $607,080
   Less: reinsurance recoverable    520,524    528,862    539,315
                                   --------   --------   --------
Net balance at January 1             64,801     66,398     67,765
                                   --------   --------   --------
Incurred related to:
   Current year                      81,913     74,323     77,046
   Prior years                       (1,853)       615     (3,798)
                                   --------   --------   --------
Total incurred                       80,060     74,938     73,248
                                   --------   --------   --------
Paid related to:
   Current year                      56,713     48,276     50,401
   Prior years                       26,575     28,259     24,214
                                   --------   --------   --------
Total paid                           83,288     76,535     74,615
Purchase of subsidiary (1)              946         --         --
                                   --------   --------   --------
Net balance at December 31           62,519     64,801     66,398
   Plus: reinsurance recoverable    518,521    520,524    528,862
                                   --------   --------   --------
Balance at December 31             $581,040   $585,325   $595,260
                                   ========   ========   ========

(1)  See note 17.

     In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $(1,853), $615 and $(3,798) in 2011, 2010 and
     2009, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

(13) REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     The Company's consolidated financial statements reflect the effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to the acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance involves transferring certain insurance risks, along with the related written and earned premiums, the Company has underwritten to other insurance companies who agree to share these risks. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of the amount it is prepared to accept.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                         2011         2010         2009
                      ----------   ----------   ----------
Direct premiums       $1,877,483   $1,704,527   $1,576,012
Reinsurance assumed       28,201       26,571      301,268
Reinsurance ceded       (363,685)    (298,010)    (196,191)
                      ----------   ----------   ----------
   Net premiums       $1,541,999   $1,433,088   $1,681,089
                      ==========   ==========   ==========

     Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations were $326,692, $255,558 and $192,994 during 2011, 2010, and 2009, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

     The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

     The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

     The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains on the consolidated statements of operations. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2011, 2010 or 2009.

     The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the guaranteed minimum withdrawal benefit base in excess of the current account balance at the balance sheet date. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments available to the contractholder, determined in accordance with the terms of the contract, in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable measured as a monthly amount. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

     At December 31, the Company had the following variable annuity contracts with guarantees:

                                                            2011         2010
                                                         ----------   ----------
Return of net deposits:
   In the event of death
      Account value                                      $2,092,823   $2,127,498
      Net amount at risk                                 $   32,543   $   15,435
      Average attained age of contractholders                  58.9         58.1
   As withdrawals are taken
      Account value                                      $  253,781   $  285,740
      Net amount at risk                                 $   10,802   $    5,803
      Average attained age of contractholders                  66.6         65.5

Return of net deposits plus a minimum return:
   In the event of death
      Account value                                      $  148,011   $  150,313
      Net amount at risk                                 $   29,222   $   17,599
      Average attained age of contractholders                  67.9         67.3
   At annuitization
      Account value                                      $  457,259   $  456,474
      Net amount at risk                                 $       --   $       --
      Weighted average period remaining until expected
         annuitization (in years)                               6.1          6.5
   As withdrawals are taken
      Account value                                      $  648,842   $  514,948
      Net amount at risk                                 $   50,311   $   14,074
      Average attained age of contractholders                  62.7         62.2

Highest specified anniversary account value:
   In the event of death
      Account value                                      $  544,495   $  590,460
      Net amount at risk                                 $   46,202   $   22,804
      Average attained age of contractholders                  59.3         58.4

Guaranteed payout annuity floor:
      Account value                                      $   44,219   $   48,272
      Net amount at risk                                 $       34   $       30
      Average attained age of contractholders                  70.9         70.3

     At December 31, the Company had the following universal life and variable life contracts with guarantees:

                                                    2011          2010
                                                -----------   -----------
Account value (general and separate accounts)   $ 3,109,456   $ 2,967,384
Net amount at risk                              $43,114,946   $40,722,237
Average attained age of policyholders                  49.0          49.0

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2011 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED     UNIVERSAL
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL      LIFE AND
                               INCOME BENEFITS        FLOOR         BENEFIT    VARIABLE LIFE
                               ---------------   --------------   ----------   -------------
Balance at beginning of year       $1,177           $12,107         $ 8,470       $24,007
Incurred guarantee benefits         1,827             3,558          57,441        24,969
Paid guaranteed benefits             (937)             (393)             --        (9,102)
                                   ------           -------         -------       -------
Balance at end of year             $2,067           $15,272         $65,911       $39,874
                                   ======           =======         =======       =======

     Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2010 are:

                                   MINIMUM                          MINIMUM
                                  GUARANTEED       GUARANTEED     GUARANTEED     UNIVERSAL
                                  DEATH AND      PAYOUT ANNUITY   WITHDRAWAL      LIFE AND
                               INCOME BENEFITS        FLOOR         BENEFIT    VARIABLE LIFE
                               ---------------   --------------   ----------   -------------
Balance at beginning of year       $ 2,539          $13,823        $17,176        $19,488
Incurred guarantee benefits            149           (1,161)        (8,706)        14,336
Paid guaranteed benefits            (1,511)            (555)            --         (9,817)
                                   -------          -------        -------        -------
Balance at end of year             $ 1,177          $12,107        $ 8,470        $24,007
                                   =======          =======        =======        =======

     The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2011 and 2010 (except where noted otherwise):

     - Data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.

     - Mean investment performance was 6.90% and 5.78% for 2011 and 2010, respectively, and is consistent with DAC projections over a 10 year period.

     -    Annualized monthly standard deviation was 15.28%.

     -    Assumed mortality was 100% of the A2000 table.

     - For 2011, lapse rates varied by contract type and policy duration, ranging from 1% to 17.25%, with an average of 8%. For 2010, lapse rates varied by contract type and policy duration, ranging from 1% to 25%, with an average of 9%.

     - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

     The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2011 and 2010 (except where noted otherwise):

     -    Separate account investment performance assumption was 8%.

     -    Assumed mortality was 100% of pricing levels.

     -    Lapse rates varied by policy duration, ranging from 2% to 9%.

     - Long-term general account discount rate grades up to 7.50% over five years beginning in 2010.

     -    Separate account discount rate was 7.73%.

     Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                       VARIABLE                  VARIABLE
                  ANNUITY CONTRACTS           LIFE CONTRACTS
               -----------------------   -----------------------
                  2011         2010         2011         2010
               ----------   ----------   ----------   ----------
Equity         $1,515,292   $1,676,968   $1,326,698   $1,508,274
Bond              527,220      456,412      142,331      146,928
Balanced          557,518      542,233      210,121      217,805
Money market       62,839       61,125       34,155       34,089
Mortgage           59,474       65,052       43,283       44,979
Real estate        62,986       66,481       43,431       44,158
               ----------   ----------   ----------   ----------
   Total       $2,785,329   $2,868,271   $1,800,019   $1,996,233
               ==========   ==========   ==========   ==========

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

     The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2011 and 2010, the liability associated with unremitted premiums and claims payable was $20,550 and $19,997, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2011 and 2010, the Company had restricted the use of $20,550 and $19,997, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. At December 31, 2011 and 2010, the balance of the surplus notes was $120,000. During 2010, the Company repurchased $5,000 of its outstanding surplus notes. The Company paid a market premium for the repurchase and as a result recorded a $984 loss on the transaction, which is included within general operating expenses on the consolidated statements of operations.

     All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2011 and 2010, the accrued interest was $2,887 and $2,883, respectively. Interest paid on the surplus notes for the years ended December 31, 2011, 2010 and 2009 was $9,900, $10,307 and $10,313,
     respectively.

     The issuance costs of $1,421 are deferred and amortized over 30 years on a straight-line basis. At December 31, 2011 and 2010, accumulated amortization was $765 and $717, respectively.

     At December 31, 2011, the aggregate minimum annual notes payable maturities for the next five years and thereafter are as follows: 2012, $0; 2013, $0; 2014, $0; 2015, $0; 2016, $0; thereafter, $120,000.

     Total interest paid by the Company for the years ended December 31, 2011, 2010 and 2009 was $9,900, $10,309 and $10,236, respectively.

(17) BUSINESS COMBINATIONS

     During 2011, the Company completed the acquisition of Balboa Life Insurance Company and its subsidiary Balboa Life Insurance Company of New York. The aggregate purchase price of $46,873 consisted of $44,895 cash paid during 2011 and $1,978 accrued at December 31, 2011. The aggregate purchase price was allocated to assets, value of business acquired (VOBA) and liabilities. VOBA of $3,077 represents the underlying insurance contracts acquired and will be amortized based on the expected in force premium runoff of the underlying contracts, which is expected to be approximately five years. Amortization expense of VOBA on the consolidated statements of operations was $153 for the year ended December 31, 2011. No goodwill was recorded as part of the allocation of purchase price.

     The amount of acquisition-related additional cash consideration the Company may have to pay in 2012 and future years if certain thresholds are attained is $1,750 of which $1,455 was accrued at December 31, 2011.

(18) GOODWILL AND INTANGIBLE ASSETS

     The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                           2011      2010
                                         -------   -------
Balance at beginning of year             $38,975   $38,053
Additions                                    792       922
Adjustments to prior year acquisitions       (56)       --
                                         -------   -------
Balance at end of year                   $39,711   $38,975
                                         =======   =======

     A qualitative assessment of goodwill was performed during 2011. The Company assessed economic conditions, industry and market consideration in addition to overall financial performance of the reporting unit. It was determined that the fair value of the reporting unit is, more likely than not, greater than the carrying value and no further goodwill testing was completed and no impairment was recognized.

     The amount of intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                 2011      2010
                               -------   -------
Balance at beginning of year   $ 5,002   $ 6,863
Acquisitions                       892       200
Amortization                    (1,882)   (2,061)
                               -------   -------
Balance at end of year         $ 4,012   $ 5,002
                               =======   =======

     The Company has intangible assets resulting from business and asset acquisitions. Intangible assets acquired during 2011 include non-compete agreements amortizable on a straight-line basis over three years and customer lists amortized over their assigned economic useful lives. Intangible assets acquired during 2010 include customer lists amortized over their assigned economic useful lives. The remaining intangible assets consist of customer/client contracts, lists or relationships. These intangible assets are amortized on a straight-line basis over their estimated useful lives based on the related life of the underlying customer/client contract, list or relationship purchased, which vary in length between three to ten years. The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to expected useful life and no intangible impairments were recorded in 2011, 2010 or 2009.

     Intangible asset amortization expense for 2011, 2010 and 2009 in the amount of $1,882, $2,042 and $2,629, respectively, is included in general operating expenses. Projected amortization expense for the next five years is as follows: 2012, $1,516 2013, $1,183; 2014, $646; 2015, $301; 2016,
     $187.

(19) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $16,089, $14,470 and $13,117 during 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, the amount due to Advantus under these agreements was $6,402 and $5,411, respectively.

     The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $971, $2,061 and $2,440 for the years ended December 31, 2011, 2010 and 2009, respectively.

     Under an assignment agreement with SFS, 12(b)-1 fees from the Advantus Series Fund Portfolios and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2011, 2010 and 2009, the amounts transferred were $10,501, $10,099, and $9,097, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2011 and 2010, the amount payable to the Company was $13,514 and $14,119, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2011, 2010, and 2009 were $60,215, $56,193 and $55,227, respectively. In addition, as of December 31, 2011, the Company has a receivable from SFG, in the amount of $18,126, related to the advance of future years' defined benefit plan expenses.

     In 2002, the Company sold a group variable universal life policy to SFG. The Company received premiums of $2,000, $2,000 and $0 in 2011, 2010 and 2009, respectively, for this policy. No claims were paid during 2011, 2010 and 2009. As of December 31, 2011 and 2010, reserves held under this policy were $21,388 and $20,325, respectively.

     The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $18,260, $16,023 and $12,991 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011 and 2010, commission revenue due to the Company from its affiliates was $1,858 and $1,597, respectively.

     Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $4,319 and $1,228 in commission expenses related to the sales of these products for the years ended December 31, 2011 and 2010.

     On December 31, 2010, the Company transferred sponsorship, as well as the related assets and liabilities, of certain employee benefit plans including defined benefit and other postretirement plans to SFG. The transfer of these benefit plans resulted in an increase to accumulated other comprehensive income (loss) of $98,281 in 2010. As of December 31, 2010, the Company had a net settlement amount due to SFG of $6,316 as a result of the transfer of the benefit plans.

(20) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

     The components of comprehensive income and related tax effects, other than net income are illustrated below:

                                                             2011        2010        2009
                                                          ---------   ---------   ---------
Other comprehensive income, before tax:
   Unrealized gains on securities                         $ 319,525   $ 355,634   $ 856,760
      Reclassification adjustment for
         gains included in net income                       (67,167)    (33,341)     (4,380)
   Unrealized gains (losses) on securities - OTTI            30,660      97,996     (37,943)
   Adjustment to deferred policy acquisition costs         (106,117)    (83,725)   (181,638)
   Adjustment to reserves                                   (72,822)    (14,903)    (52,512)
   Adjustment to unearned policy and contract fees           57,267      25,924      29,884
   Adjustment to pension and other postretirement plans      (9,688)    (27,697)     68,476
                                                          ---------   ---------   ---------
                                                            151,658     319,888     678,647
   Income tax expense related to items of
      other comprehensive income                            (52,670)   (113,310)   (235,723)
                                                          ---------   ---------   ---------
   Other comprehensive income, net of tax                 $  98,988   $ 206,578   $ 442,924
                                                          =========   =========   =========

     The components of accumulated other comprehensive income (loss) and related tax effects at December 31 were as follows:

                                                          2011        2010
                                                       ---------   ---------
Gross unrealized gains                                 $ 903,505   $ 674,129
Gross unrealized losses                                  (40,028)    (63,010)
Gross unrealized losses - OTTI                             1,120     (29,540)
Adjustment to deferred policy acquisition costs         (226,773)   (120,656)
Adjustment to reserves                                  (146,928)    (74,106)
Adjustment to unearned policy and contract fees           82,947      25,680
Adjustment to pension and other postretirement plans     (12,559)     (2,871)
                                                       ---------   ---------
                                                         561,284     409,626
Deferred federal income tax expenses                    (191,743)   (139,073)
                                                       ---------   ---------
   Net accumulated other comprehensive income (loss)   $ 369,541   $ 270,553
                                                       =========   =========

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

     The Company declared and paid cash dividends to SFG totaling $0, $11,000 and $8,000 during the years ended December 31, 2011, 2010, and 2009, respectively.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2011 statutory results, the maximum amount available for the payment of dividends during 2012 by Minnesota Life Insurance Company without prior regulatory approval is $203,713.

     For the years ended December 31, 2011, 2010 and 2009 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2011 and 2010, these securities were reported at fair value of $30,433 and $124,840, respectively.

     The Company has long-term commitments to fund alternative investments and real estate investments totaling $264,171 as of December 31, 2011. The Company estimates that $106,000 of these commitments will be invested in 2012, with the remaining $158,171 invested over the next four years.

     As of December 31, 2011, the Company had committed to purchase mortgage loans totaling $30,875 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2012, $11,267; 2013, $11,267; 2014, $11,267; 2015, $11,267; 2016, $11,267.
     The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2012, $523; 2013, $495; 2014, $457; 2015, $427; 2016, $315. Lease expense, net of sub-lease income, for the years ended December 31, 2011, 2010 and 2009 was $8,649, $8,561, and $8,613, respectively. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2012, $3,469; 2013, $3,047; 2014, $2,563; 2015, $1,728; 2016, $1,272.

     At December 31, 2011, the Company had guaranteed the payment of $59,000 of policyholder dividends and discretionary amounts payable in 2012. The Company has pledged fixed maturity securities, valued at $79,573 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

     The Company has a 100% coinsurance agreement for its individual disability line within its Individual Financial Security business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2011 and 2010, the assets held in trust were $599,410 and $575,508, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

     Occasionally, the Company will enter into arrangements whereby certain lease obligations related to general agents' office space are guaranteed. Additionally, the Company will occasionally enter into loan guarantees for general agents. The accrual related to these guarantees is immaterial at December 31, 2011.

     In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

     In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

     The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2013. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2011 and 2010 was approximately $2,229 and $2,828, respectively.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2011 and 2010 the amount was immaterial to the consolidated financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,394 and $1,994 as of December 31, 2011 and 2010, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

     The Company's insurance operations, domiciled in Minnesota, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Department of Commerce of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

     The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiary exceeded the minimum RBC requirements for the years ended December 31, 2011, 2010 and 2009.

     The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company reported net income of $128,147, $81,469 and $59,964 in 2011, 2010 and 2009, respectively. Combined statutory surplus of these operations was $2,037,134 and $1,926,328 as of December 31, 2011 and 2010, respectively.

(24) SUBSEQUENT EVENTS

     Effective January 1, 2012, the Company acquired American Modern Life Insurance Company and its subsidiary Southern Pioneer Life Insurance Company. The aggregate purchase price paid in cash was $33,794.

     The Company evaluated subsequent events through March 5, 2012, the date these financial statements were issued. With the exception of the item noted above, there were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2011
                                 (IN THOUSANDS)

                                                                                AS SHOWN ON THE
                                                                    MARKET        CONSOLIDATED
TYPE OF INVESTMENT                                   COST (3)       VALUE      BALANCE SHEET (1)
------------------------------------------------   -----------   -----------   -----------------
Fixed maturity securities
   U.S. government                                 $   141,479   $   176,608      $   176,608
   Agencies not backed by the full faith and
      credit of the U.S. government                     88,831        93,947           93,947
   Foreign governments                                  45,887        54,066           54,066
   Public utilities                                    745,827       831,340          831,340
   Asset-backed securities                             443,632       480,796          480,796
   Mortgage-backed securities                        2,987,561     3,150,467        3,150,467
   All other corporate fixed maturity securities     4,847,979     5,276,192        5,276,192
                                                   -----------   -----------      -----------
      Total fixed maturity securities                9,301,196    10,063,416       10,063,416
                                                   -----------   -----------      -----------

Equity securities:
   Common stocks:
      Public utilities                                  12,117        12,880           12,880
      Banks, trusts and insurance companies            112,424       129,194          129,194
      Industrial, miscellaneous and all other           58,229        65,796           65,796
   Nonredeemable preferred stocks                        5,427         6,069            6,069
                                                   -----------   -----------      -----------
      Total equity securities                          188,197       213,939          213,939
                                                   -----------   -----------      -----------

Mortgage loans on real estate                        1,417,147        xxxxxx        1,417,147
Real estate (2)                                          5,200        xxxxxx            5,200
Policy loans                                           350,863        xxxxxx          350,863
Other investments                                      412,260        xxxxxx          412,260
Alternative investments                                390,674        xxxxxx          447,351
Derivative investments                                 117,306        xxxxxx          117,306
Fixed maturity securities on loan                       63,917        xxxxxx           66,226
Equity securities on loan                                4,968        xxxxxx            6,937
                                                   -----------                    -----------
      Total                                          2,762,335        xxxxxx        2,823,290
                                                   -----------                    -----------

Total investments                                  $12,251,728        xxxxxx      $13,100,645
                                                   ===========                    ===========

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $5,200,000.

(3) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                           AS OF DECEMBER 31,
                        -------------------------------------------------------
                                      FUTURE POLICY
                          DEFERRED      BENEFITS,                  OTHER POLICY
                           POLICY    LOSSES, CLAIMS                 CLAIMS AND
                        ACQUISITION  AND SETTLEMENT    UNEARNED      BENEFITS
       SEGMENT             COSTS      EXPENSES (1)   PREMIUMS (2)    PAYABLE
----------------------  -----------  --------------  ------------  ------------
2011:
   Life insurance         $638,778     $ 4,032,968     $138,391      $311,251
   Accident and
      health insurance      73,172         699,392       33,262        38,097
   Annuity                 140,779       5,319,429           20            60
                          --------     -----------     --------      --------
                          $852,729     $10,051,789     $171,673      $349,408
                          ========     ===========     ========      ========

2010:
   Life insurance         $654,436     $ 3,677,196     $176,305      $285,109
   Accident and
      health insurance      71,999         708,003       31,645        33,441
   Annuity                 160,707       5,053,172           16            42
                          --------     -----------     --------      --------
                          $887,142     $ 9,438,371     $207,966      $318,592
                          ========     ===========     ========      ========

2009:
   Life insurance         $648,832     $ 3,262,946     $205,739      $281,255
   Accident and
      health insurance      69,298         719,327       34,163        31,754
   Annuity                 174,671       4,732,858           16            18
                          --------     -----------     --------      --------
                          $892,801     $ 8,715,131     $239,918      $313,027
                          ========     ===========     ========      ========

                                               FOR THE YEARS ENDED DECEMBER 31,
                        -----------------------------------------------------------------------------
                                                                 AMORTIZATION
                                                   BENEFITS,     OF DEFERRED
                                         NET     CLAIMS, LOSSES     POLICY       OTHER
                          PREMIUM    INVESTMENT  AND SETTLEMENT  ACQUISITION   OPERATING   PREMIUMS
       SEGMENT          REVENUE (3)    INCOME     EXPENSES (5)       COSTS      EXPENSES  WRITTEN (4)
----------------------  -----------  ----------  --------------  ------------  ---------  -----------
2011:
   Life insurance        $1,678,480   $343,629     $1,508,414      $138,516     $581,951
   Accident and
      health insurance      194,097     10,597         77,830        22,521      113,393
   Annuity                  204,774    263,898        300,639        42,718      142,049
                         ----------   --------     ----------      --------     --------      ---
                         $2,077,351   $618,124     $1,886,883      $203,755     $837,393      $--
                         ==========   ========     ==========      ========     ========      ===

2010:
   Life insurance        $1,599,457   $314,767     $1,434,989      $148,998     $571,227
   Accident and
      health insurance      162,123     10,540         74,689        23,910       99,178
   Annuity                  194,628    260,649        300,394        41,631      136,290
                         ----------   --------     ----------      --------     --------      ---
                         $1,956,208   $585,956     $1,810,072      $214,539     $806,695      $--
                         ==========   ========     ==========      ========     ========      ===

2009:
   Life insurance        $1,832,341   $282,139     $1,669,636      $144,115     $510,582
   Accident and
      health insurance      156,588     11,438         71,853        21,302       93,189
   Annuity                  202,600    249,538        319,132        32,088      145,829
                         ----------   --------     ----------      --------     --------      ---
                         $2,191,529   $543,115     $2,060,621      $197,505     $749,600      $--
                         ==========   ========     ==========      ========     ========      ===

(1)  Includes policy and contract account balances

(2)  Includes unearned policy and contract fees

(3)  Includes policy and contract fees

(4)  Applies only to property and liability insurance

(5)  Includes policyholder dividends

See accompanying report of independent registered public accounting firm.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                 (IN THOUSANDS)

                                                                                                     PERCENTAGE
                                                          CEDED TO     ASSUMED FROM                   OF AMOUNT
                                             GROSS          OTHER         OTHER            NET         ASSUMED
                                            AMOUNT        COMPANIES     COMPANIES        AMOUNT        TO NET
                                         ------------   ------------   ------------   ------------   ----------
2011: Life insurance in force            $771,937,513   $189,269,664    $  897,972    $583,565,821       0.2%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,516,771   $    275,426    $   24,382    $  1,265,727       1.9%
         Accident and health insurance        278,537         88,259         3,819         194,097       2.0%
         Annuity                               82,175             --            --          82,175       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,877,483   $    363,685    $   28,201    $  1,541,999       1.8%
                                         ============   ============    ==========    ============

2010: Life insurance in force            $680,020,319   $150,837,900    $1,031,813    $530,214,232       0.2%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,385,008   $    219,309    $   21,915    $  1,187,614       1.8%
         Accident and health insurance        236,168         78,701         4,656         162,123       2.9%
         Annuity                               83,351             --            --          83,351       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,704,527   $    298,010    $   26,571    $  1,433,088       1.9%
                                         ============   ============    ==========    ============

2009: Life insurance in force            $607,044,078   $113,263,709    $1,284,703    $495,065,072       0.3%
                                         ============   ============    ==========    ============
      Premiums:
         Life insurance                  $  1,236,455   $    113,070    $  293,552    $  1,416,937      20.7%
         Accident and health insurance        231,993         83,121         7,716         156,588       4.9%
         Annuity                              107,564             --            --         107,564       0.0%
                                         ------------   ------------    ----------    ------------
            Total premiums               $  1,576,012   $    196,191    $  301,268    $  1,681,089      17.9%
                                         ============   ============    ==========    ============

See accompanying report of independent registered public accounting firm.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2011, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.

     2.   Statements of Assets and Liabilities, as of December 31, 2011.

     3.   Statements of Operations, year or period ended December 31, 2011.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2011 and 2010.

     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2011 and 2010.

     3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended
          December 31, 2011, 2010 and 2009.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2011.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2011, 2010 and 2009.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

               (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (y) The Ovation Lifetime Income - Single Rider, form F. 11-70211, previously filed on July 13, 2011 as exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

               (z) The Ovation Lifetime Income - Joint Rider, form F. 11-70212, previously filed on July 13, 2011 as exhibit 24(b)(4)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.


               (aa) The Ovation Lifetime Income II - Single Rider, form
                    F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.



               (bb) The Ovation Lifetime Income II - Joint Rider, form
                    F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70068 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 19, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8.   (a)  Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

             (a)(1) Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed on February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment No. 7 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 8 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(g)(viii) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

             (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


                    (iv) Third Amendment to Supplement to Participation
                         Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Fee letter dated September 1, 2010 referencing the
                         Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 6 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (viv) Joinder to Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial Services Company, and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
                         Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                  (viii) Amendment No.7 Participation Agreement dated May 1,
                         2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                    (ix) Participation Agreement Addendum dated May 1, 2012
                         among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously field as
                         Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                   (iii) Third Amendment to Target Funds Participation Agreement
                         among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (cc) Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.


               (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO
                    Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ff) Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


            (ff)(i) Termination, New Agreements and Amendments Relating to
                    Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (gg) Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (hh) Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ii) Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (jj) Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (kk) Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., America Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ll) American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (mm) Distribution and Shareholder Services Agreement dated
                    March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, POst-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.

               (nn) Fund Participation Agreement dated March 12, 2012 among
                    Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                    Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers
                    15 and 192, is hereby incorporated by reference.


          9. Opinion and consent of Michael P. Boyle, Esq.


         10. Consent of KPMG LLP.


         11. Not applicable.

         12. Not applicable.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company

Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           -----------------------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael P. Boyle                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425

John W. Castro                               Director
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108


Gary R. Christensen                          Director, Vice President and
Minnesota Life Insurance Company             General Counsel
400 Robert Street North
St. Paul, MN  55101


Susan L. Ebertz                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

John F. Grundhofer                           Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Mark B. Hier                                 Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Christopher M. Hilger                        Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Daniel H. Kruse                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Senior Vice President, Treasurer
Minnesota Life Insurance Company             and Controller
400 Robert Street North
St. Paul, MN  55101

Richard L. Manke                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                          Director and Secretary
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman, President and Chief
Minnesota Life Insurance Company             Executive Officer
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Nancy R. Swanson                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Randy F. Wallake                             Director, Executive Vice President
Minnesota Life Insurance Company             & Vice Chair
400 Robert Street North
St. Paul, MN  55101

Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Nancy L. Winter                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice President
Minnesota Life Insurance Company             and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. Persons Controlled by or Under Common Control with Minnesota Life Insurance Company or Minnesota Life Variable Universal Life Account

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Securian Financial Group, Inc. (Delaware)
         .  Capitol City Property Management, Inc.
         .  Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         .  Minnesota Life Insurance Company
         .  Securian Financial Network, Inc.
         .  Securian Ventures, Inc.
         .  Advantus Capital Management, Inc.
         .  Securian Financial Services, Inc.
         .  Securian Casualty Company
         .  CNL Financial Corporation (Georgia)
         .  Capital Financial Group, Inc. (Maryland)
         .  H. Beck, Inc. (Maryland)
         .  CFG Insurance Services, Inc. (Maryland)
         .  Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Personal Finance Company LLC (Delaware)
         .  Enterprise Holding Corporation
         .  Allied Solutions, LLC (Indiana)
         .  Securian Life Insurance Company
         .  American Modern Life Insurance Company
         .  Balboa Life Insurance Company
         .  Balboa Life Insurance Company of New York

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         .  Financial Ink Corporation
         .  Oakleaf Service Corporation
         .  Vivid Print Solutions, Inc.
         .  MIMLIC Funding, Inc.
         .  MCM Funding 1997-1, Inc.
         .  MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of CNL Financial Corporation:

         .  Cherokee National Life Insurance Company (Georgia)
         .  CNL/Insurance America, Inc. (Georgia)
         .  CNL/Resource Marketing Corporation (Georgia)

Wholly-owned subsidiary of American Modern Life Insurance Company:

         .  Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 2, 2012, the number of holders of securities of this class were as follows



       Title of Class               Number of Record Holders
       --------------               ------------------------
Variable Annuity Contracts --               15,214
    MultiOption Advisor


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b)  Directors and Officers of Securian Financial Services, Inc.:


                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Richard A. Diehl                                   Vice President and Chief
Securian Financial Services, Inc.                  Investment Officer
400 Robert Street North
St. Paul, MN 55101

Scott C. Thorson                                   Vice President-Business
Securian Financial Services, Inc.                  Operations and Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $21,364,894           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant Variable Annuity Account, certifies that it meets the requirements of Securities Act 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 27th day of April, 2012.



                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By           /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the rquirements of Securities Act 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 27th day of April, 2012.



                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By          /s/ Robert L. Senkler
                                       -----------------------------------------
                                                    Robert L. Senkler
                                           Chairman of the Board, President
                                             and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Robert L. Senkler                          Chairman, President and                               April 27, 2012
---------------------------------------
Chief Executive Officer
Robert L. Senkler


*                                              Director
---------------------------------------
Mary K. Brainerd


*                                              Director
---------------------------------------
John W. Castro


*                                              Director
---------------------------------------
Gary R. Christensen


*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Dennis E. Prohofsky


*                                               Director
---------------------------------------
Trudy A. Rautio


*                                              Director
---------------------------------------
Randy F. Wallake


*                                              Director
---------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                          Executive Vice President                              April 27, 2012
---------------------------------------        and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)


/s/ Warren J. Zaccaro                          Executive Vice President and                          April 27, 2012
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ David J. LePlavy                           Senior Vice President, Treasurer                      April 27, 2012
---------------------------------------        and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen                        Director and Attorney-in-Fact                                      April 27, 2012
---------------------------------------
Gary R. Christensen




* Pursuant to power of attorney dated April 9, 2012, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

9.                Opinion and consent of Michael P. Boyle, Esq.

10.               Consent of KPMG LLP.

13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.